As filed with the SEC on November 27, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2013 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

September 30, 2013

Transamerica Aegon Active Asset Allocation - Conservative VP

Transamerica Aegon Active Asset Allocation - Moderate VP

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Tactical Allocation VP

Transamerica BNP Paribas Large Cap Growth VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Hanlon Income VP

Transamerica ING Balanced Allocation VP

Transamerica ING Conservative Allocation VP

Transamerica ING Intermediate Bond VP

Transamerica ING Large Cap Growth VP

Transamerica ING Limited Maturity Bond VP

Transamerica ING Mid Cap Opportunities VP

Transamerica ING Moderate Growth Allocation VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica TS&W International Equity VP

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Growth VP

Transamerica WMC Diversified Growth VP

Transamerica WMC Diversified Growth II VP

Transamerica BlackRock Global Allocation VP invests all of its investable assets in BlackRock Global Allocation V.I. which is located in this report.

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 73.8%
Vanguard Extended Market ETF	45,059	$ 3,474,950
Vanguard FTSE Developed Markets ETF (A)	291,439	11,535,156
Vanguard Intermediate-Term Bond ETF	796,527	66,510,004
Vanguard Intermediate-Term Corporate Bond ETF (A)	888	74,077
Vanguard Long-Term Bond ETF	43,683	3,626,563
Vanguard S&P 500 ETF (A)	203,355	15,658,335
Vanguard Short-Term Bond ETF	1,060,083	85,198,871
Vanguard Short-Term Government Bond ETF (A)	292,418	17,808,256
Vanguard Total Bond Market ETF	477,720	38,637,993
Vanguard Total Stock Market ETF	225,051	19,725,720
Emerging Markets - Equity - 3.7%
Vanguard FTSE Emerging Markets ETF	328,733	13,185,481
Growth - Large Cap - 7.4%
Vanguard Growth ETF (A)	310,460	26,268,021
Growth - Small Cap - 1.8%
Vanguard Small-Capital ETF (A)	61,615	6,314,921
Region Fund - Asian Pacific - 3.6%
Vanguard MSCI Pacific ETF	214,219	13,011,662
Region Fund - European - 1.9%
Vanguard MSCI European ETF	124,360	6,778,864
Value - Large Cap - 7.2%
Vanguard Value ETF (A)	368,572	25,722,640

Total Investment Companies (cost $348,717,211)		353,531,514

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	23,110,614	23,110,614

Total Securities Lending Collateral (cost $23,110,614)		23,110,614

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $3,450,021 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $3,521,948.	$ 3,450,020	3,450,020

Total Repurchase Agreement (cost $3,450,020)		3,450,020

Total Investment Securities (cost $375,277,845) (C)		380,092,148
Other Assets and Liabilities - Net		(24,562,007)

Net Assets		$ 355,530,141

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $22,598,572. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $375,277,845. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,466,289 and $3,651,986, respectively. Net unrealized appreciation for tax purposes is $4,814,303.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$353,531,514	$—	$—	$353,531,514
Securities Lending Collateral	23,110,614	—	—	23,110,614
Repurchase Agreement	—	3,450,020	—	3,450,020

Total Investment Securities	$376,642,128	$3,450,020	$—	$380,092,148

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(23,110,614)	$—	$—	$(23,110,614)

Total Other Liabilities	$(23,110,614)	$—	$—	$(23,110,614)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 63.9%
Vanguard Extended Market ETF	139,994	$ 10,796,337
Vanguard FTSE Developed Markets ETF (A)	864,763	34,227,320
Vanguard Intermediate-Term Bond ETF	1,303,189	108,816,281
Vanguard Intermediate-Term Corporate Bond ETF (A)	1,974	164,671
Vanguard Long-Term Bond ETF	68,234	5,664,787
Vanguard S&P 500 ETF (A)	618,889	47,654,453
Vanguard Short-Term Bond ETF	1,733,538	139,324,449
Vanguard Short-Term Government Bond ETF (A)	512,736	31,225,622
Vanguard Total Bond Market ETF	779,695	63,061,732
Vanguard Total Stock Market ETF	682,169	59,792,113
Emerging Markets - Equity - 5.1%
Vanguard FTSE Emerging Markets ETF	983,342	39,441,848
Growth - Large Cap - 10.1%
Vanguard Growth ETF	937,530	79,324,413
Growth - Small Cap - 2.5%
Vanguard Small-Capital ETF (A)	191,718	19,649,178
Region Fund - Asian Pacific - 5.0%
Vanguard MSCI Pacific ETF	646,025	39,239,559
Region Fund - European - 2.6%
Vanguard MSCI European ETF	371,434	20,246,867
Value - Large Cap - 10.0%
Vanguard Value ETF (A)	1,123,499	78,408,995

Total Investment Companies (cost $755,899,336)		777,038,625

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	52,565,053	52,565,053

Total Securities Lending Collateral (cost $52,565,053)		52,565,053

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $12,285,412 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $12,531,800.	$ 12,285,408	12,285,408

Total Repurchase Agreement (cost $12,285,408)		12,285,408

Total Investment Securities (cost $820,749,797) (C)		841,889,086
Other Assets and Liabilities - Net		(58,591,538)

Net Assets		$ 783,297,548

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $51,408,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $820,749,797. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,150,384 and $5,011,095, respectively. Net unrealized appreciation for tax purposes is $21,139,289.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$777,038,625	$—	$—	$777,038,625
Securities Lending Collateral	52,565,053	—	—	52,565,053
Repurchase Agreement	—	12,285,408	—	12,285,408

Total Investment Securities	$829,603,678	$12,285,408	$—	$841,889,086

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(52,565,053)	$—	$—	$(52,565,053)

Total Other Liabilities	$(52,565,053)	$—	$—	$(52,565,053)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 50.9%
Vanguard Extended Market ETF (A)	108,294	$ 8,351,633
Vanguard FTSE Developed Markets ETF (A)	646,055	25,570,857
Vanguard Intermediate-Term Bond ETF	386,022	32,232,837
Vanguard Intermediate-Term Corporate Bond ETF (A)	915	76,329
Vanguard Long-Term Bond ETF	16,330	1,355,717
Vanguard S&P 500 ETF (A)	470,928	36,261,456
Vanguard Short-Term Bond ETF	514,284	41,333,005
Vanguard Short-Term Government Bond ETF (A)	186,694	11,369,665
Vanguard Total Bond Market ETF	229,087	18,528,557
Vanguard Total Stock Market ETF	517,588	45,366,588
Emerging Markets - Equity - 6.8%
Vanguard FTSE Emerging Markets ETF	738,938	29,638,803
Growth - Large Cap - 13.9%
Vanguard Growth ETF	709,423	60,024,280
Growth - Small Cap - 3.5%
Vanguard Small-Capital ETF (A)	148,166	15,185,533
Region Fund - Asian Pacific - 6.9%
Vanguard MSCI Pacific ETF	488,223	29,654,665
Region Fund - European - 3.5%
Vanguard MSCI European ETF	278,454	15,178,528
Value - Large Cap - 13.8%
Vanguard Value ETF	855,871	59,731,237

Total Investment Companies (cost $405,316,838)		429,859,690

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	15,467,788	15,467,788

Total Securities Lending Collateral (cost $15,467,788)		15,467,788

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $7,321,261 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $7,467,835.	$ 7,321,259	7,321,259

Total Repurchase Agreement (cost $7,321,259)		7,321,259

Total Investment Securities (cost $428,105,885) (C)		452,648,737
Other Assets and Liabilities - Net		(19,712,167)

Net Assets		$ 432,936,570

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,132,442. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $428,105,885. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,052,378 and $1,509,526, respectively. Net unrealized appreciation for tax purposes is $24,542,852.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$429,859,690	$—	$—	$429,859,690
Securities Lending Collateral	15,467,788	—	—	15,467,788
Repurchase Agreement	—	7,321,259	—	7,321,259

Total Investment Securities	$445,327,478	$7,321,259	$—	$452,648,737

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(15,467,788)	$—	$—	$(15,467,788)

Total Other Liabilities	$(15,467,788)	$—	$—	$(15,467,788)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.7%
Commercial Banks - 0.7%
Goldman Sachs Capital II
4.00%, 10/31/2013 (A) (B)	$ 3,044,000	$ 2,222,120

Total Preferred Corporate Debt Security (cost $2,131,513)		2,222,120

CORPORATE DEBT SECURITIES - 91.1%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	250,000	250,000
7.50%, 03/15/2018 - 144A	140,000	157,150
7.75%, 03/15/2020 - 144A	400,000	452,000
Spirit Aerosystems, Inc.
6.75%, 12/15/2020 (C)	330,000	345,675
7.50%, 10/01/2017 (C)	735,000	764,400
Triumph Group, Inc.
8.63%, 07/15/2018	1,437,000	1,559,145
Airlines - 2.1%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	500,000	481,250
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	555,555
Continental Airlines Pass-Through Trust
5.50%, 10/29/2020	420,000	419,475
6.90%, 04/19/2022	1,319,594	1,350,868
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 01/02/2016	470,000	487,625
6.75%, 11/23/2015	494,000	518,700
U.S. Airways Pass-Through Trust
5.38%, 11/15/2021	216,000	205,200
6.25%, 04/22/2023	522,530	548,657
6.75%, 06/03/2021	275,000	281,187
9.13%, 10/01/2015	804,389	828,521
US Airways Group, Inc.
6.13%, 06/01/2018	725,000	695,094
Auto Components - 0.5%
Dana Holding Corp.
6.00%, 09/15/2023 (C)	500,000	496,250
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021 (C)	1,093,000	1,112,128
Automobiles - 1.2%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 (C)	970,000	1,071,850
8.25%, 06/15/2021 (C)	430,000	481,600
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A (C)	1,150,000	1,124,125
8.13%, 05/15/2021 - 144A (C)	937,000	1,042,412
Beverages - 1.4%
Constellation Brands, Inc.
3.75%, 05/01/2021	1,767,000	1,632,266
4.25%, 05/01/2023	500,000	458,750
Cott Beverages, Inc.
8.13%, 09/01/2018	1,863,000	2,016,698
Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	1,111,000	1,180,438
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A (C)	131,000	131,000

	Principal	Value
Building Products (continued)
Building Materials Holding Corp.
9.00%, 09/15/2018 - 144A	$ 675,000	$ 688,500
Euramax International, Inc.
9.50%, 04/01/2016 (C)	1,345,000	1,287,837
Ply Gem Industries, Inc.
8.25%, 02/15/2018 (C)	2,650,000	2,835,500
9.38%, 04/15/2017 (C)	162,000	170,910
Chemicals - 2.0%
Hexion US Finance Corp.
6.63%, 04/15/2020	2,160,000	2,160,000
Huntsman International LLC
8.63%, 03/15/2020 (C)	640,000	704,000
8.63%, 03/15/2021	651,000	722,610
Momentive Performance Materials, Inc.
8.88%, 10/15/2020 (C)	1,085,000	1,139,250
NOVA Chemicals Corp.
5.25%, 08/01/2023 - 144A (C)	791,000	792,977
8.63%, 11/01/2019	410,000	453,050
Commercial Banks - 0.9%
CIT Group, Inc.
4.25%, 08/15/2017	571,000	581,706
5.00%, 05/15/2017	165,000	173,456
5.25%, 03/15/2018	185,000	193,788
5.50%, 02/15/2019 - 144A	452,000	474,600
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022 (C)	1,173,000	1,181,704
Commercial Services & Supplies - 3.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	275,000	298,375
Ceridian Corp.
8.88%, 07/15/2019 - 144A	2,165,000	2,478,925
11.25%, 11/15/2015 (C)	1,173,000	1,184,730
12.25%, 11/15/2015 (D)	175,000	176,750
Hertz Corp.
5.88%, 10/15/2020	270,000	278,100
6.75%, 04/15/2019	850,000	898,875
United Rentals North America, Inc.
6.13%, 06/15/2023	300,000	301,500
7.38%, 05/15/2020	580,000	624,950
7.63%, 04/15/2022	2,425,000	2,637,187
8.25%, 02/01/2021 (C)	536,000	594,960
Computers & Peripherals - 0.5%
Seagate HDD Cayman
6.88%, 05/01/2020	294,000	321,930
7.00%, 11/01/2021 (C)	1,000,000	1,110,000
Construction & Engineering - 1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	692,000	678,160
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.13%, 07/01/2022 - 144A	320,000	313,600
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	485,000	510,463
7.50%, 05/15/2016	27,000	28,418
9.13%, 11/15/2020 - 144A	1,761,000	1,906,282
Consumer Finance - 2.5%
Ally Financial, Inc.
5.50%, 02/15/2017	1,000,000	1,049,465
7.50%, 09/15/2020	900,000	1,011,375
Springleaf Finance Corp.
6.00%, 06/01/2020 - 144A (C)	1,000,000	960,000

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015 (C)	$ 400,000	$ 414,000
6.90%, 12/15/2017 (C)	3,841,000	4,013,845
Containers & Packaging - 2.0%
Ball Corp.
4.00%, 11/15/2023	1,237,000	1,110,207
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (C)	285,000	276,450
7.88%, 10/01/2018	670,000	730,300
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,505,000	1,557,675
Sealed Air Corp.
5.25%, 04/01/2023 - 144A	450,000	426,375
8.13%, 09/15/2019 - 144A	395,000	440,425
8.38%, 09/15/2021 - 144A	498,000	563,985
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	825,000	928,125
Diversified Consumer Services - 0.5%
Service Corp., International
7.00%, 06/15/2017 - 05/15/2019	1,488,000	1,634,020
Diversified Financial Services - 3.5%
Bank of America Corp.
8.00%, 01/30/2018 (A) (B)	1,305,000	1,419,188
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (C)	1,152,000	1,082,880
5.95%, 01/30/2023 (A) (B) (C)	1,668,000	1,555,410
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A (E)	581,000	564,296
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A	720,000	745,200
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (F)	805,000	0
ING US, Inc.
5.65%, 05/15/2053 (A)	1,034,000	945,228
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B)	1,371,000	1,199,625
7.90%, 04/30/2018 (A) (B)	819,000	888,615
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A (C)	380,000	373,350
9.50%, 10/15/2020 - 144A (C)	1,799,000	1,758,522
Diversified Telecommunication Services - 8.3%
CenturyLink, Inc.
5.63%, 04/01/2020	326,000	318,258
7.65%, 03/15/2042	2,357,000	2,097,730
Cincinnati Bell, Inc.
8.38%, 10/15/2020 (C)	1,176,000	1,243,620
Frontier Communications Corp.
7.63%, 04/15/2024	238,000	238,000
9.00%, 08/15/2031 (C)	3,199,000	3,135,020
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,289,000	1,363,117
7.63%, 06/15/2021	1,300,000	1,400,750
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A	1,719,000	1,607,265
7.25%, 04/01/2019 (C)	650,000	695,500
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A)	375,000	376,562
Level 3 Communications, Inc.
8.88%, 06/01/2019 (C)	144,000	154,080
Level 3 Financing, Inc.
7.00%, 06/01/2020 (C)	1,575,000	1,590,750
8.13%, 07/01/2019 (C)	1,160,000	1,241,200
Sprint Capital Corp.
8.75%, 03/15/2032	2,951,000	2,998,954

	Principal	Value
Diversified Telecommunication Services (continued)
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A (C)	$ 1,365,000	$ 1,358,175
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	1,000,000	1,041,250
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	770,000	796,950
11.75%, 07/15/2017 - 144A	200,000	212,500
Windstream Corp.
7.50%, 04/01/2023 (C)	690,000	681,375
7.75%, 10/15/2020 (C)	1,062,000	1,096,515
7.75%, 10/01/2021 - 144A	1,475,000	1,522,937
Electric Utilities - 2.3%
Elwood Energy LLC
8.16%, 07/05/2026	1,751,378	1,838,947
Homer City Generation, LP
8.14%, 10/01/2019 (D)	331,366	341,307
8.73%, 10/01/2026 (D)	2,473,005	2,547,195
LSP Energy, LP (Escrow Shares)
8.16%, 07/15/2025 (F)	1,250,000	186
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,138,400
Electronic Equipment & Instruments - 0.2%
Belden, Inc.
5.50%, 09/01/2022 - 144A	770,000	743,050
Energy Equipment & Services - 2.9%
El Paso LLC
7.25%, 06/01/2018	3,048,000	3,418,469
NuStar Logistics, LP
6.75%, 02/01/2021	650,000	661,375
8.15%, 04/15/2018	2,088,000	2,333,340
Pacific Drilling SA
5.38%, 06/01/2020 - 144A	420,000	409,500
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	650,000	653,250
6.88%, 12/01/2018	1,293,000	1,389,975
Food & Staples Retailing - 0.9%
Rite Aid Corp.
6.75%, 06/15/2021 - 144A (C)	663,000	688,691
7.70%, 02/15/2027	840,000	861,000
10.25%, 10/15/2019	970,000	1,091,250
Food Products - 1.5%
ARAMARK Corp.
5.75%, 03/15/2020 - 144A	725,000	732,250
Dean Foods Co.
9.75%, 12/15/2018	1,822,000	2,063,415
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A (C)	709,000	701,910
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	121,000	127,201
7.38%, 02/15/2022	790,000	830,488
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	409,000	429,450
Health Care Equipment & Supplies - 1.4%
Accellent, Inc.
10.00%, 11/01/2017	489,000	449,880
Biomet, Inc.
6.50%, 08/01/2020	1,387,000	1,432,077
Hologic, Inc.
6.25%, 08/01/2020	1,064,000	1,107,890
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	270,000	265,663
4.75%, 04/15/2023 - 144A	1,079,000	1,025,919

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Health Care Providers & Services - 6.5%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020 (C)	$ 2,061,000	$ 2,081,610
8.00%, 11/15/2019	2,725,000	2,857,844
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	454,000	448,893
6.38%, 11/01/2018 (C)	1,525,000	1,601,250
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,097,000	1,143,622
5.88%, 01/31/2022 - 144A	200,000	205,000
HCA Holdings, Inc.
6.25%, 02/15/2021	137,000	139,226
7.75%, 05/15/2021 (C)	860,000	914,825
HCA, Inc.
6.50%, 02/15/2020	570,000	617,738
7.50%, 02/15/2022	2,552,000	2,800,820
7.88%, 02/15/2020	900,000	970,312
HealthSouth Corp.
7.75%, 09/15/2022 (C)	1,824,000	1,956,240
LifePoint Hospitals, Inc.
6.63%, 10/01/2020	1,694,000	1,774,465
Tenet Healthcare Corp.
4.38%, 10/01/2021 - 144A	255,000	235,238
6.00%, 10/01/2020 - 144A (C)	1,441,000	1,473,422
6.25%, 11/01/2018	105,000	112,088
8.13%, 04/01/2022 - 144A	295,000	307,906
Hotels, Restaurants & Leisure - 6.7%
Ameristar Casinos, Inc.
7.50%, 04/15/2021	1,755,000	1,908,562
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020	458,000	429,375
10.00%, 12/15/2018	2,200,000	1,155,000
11.25%, 06/01/2017	285,000	289,275
12.75%, 04/15/2018	1,910,000	1,184,200
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (Cash Rate: 10.75%) (C) (D)	928,200	995,495
Felcor Lodging, LP
5.63%, 03/01/2023	621,000	579,859
Gibson Brands, Inc.
8.88%, 08/01/2018 - 144A	257,000	260,855
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021 - 144A (E)	722,000	723,805
MGM Resorts International
6.63%, 12/15/2021 (C)	905,000	936,675
10.00%, 11/01/2016 (C)	1,375,000	1,636,250
11.38%, 03/01/2018 (C)	2,280,000	2,901,300
MISA Investments, Ltd.
8.63%, 08/15/2018 - 144A (D)	146,000	147,095
NCL Corp., Ltd.
5.00%, 02/15/2018 - 144A (C)	242,000	241,395
Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC
8.00%, 10/01/2020 - 144A	463,000	463,000
PNK Finance Corp.
6.38%, 08/01/2021 - 144A (C)	265,000	270,300
Regal Cinemas Corp.
8.63%, 07/15/2019	1,281,000	1,389,885
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 (C)	312,000	348,660
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	671,000	720,486
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A (C)	1,201,000	1,330,107

	Principal	Value
Hotels, Restaurants & Leisure (continued)
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A (C)	$ 1,266,000	$ 1,313,475
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020 (C)	1,135,000	1,274,038
Household Durables - 4.5%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 (C)	826,000	867,300
7.25%, 02/01/2023	1,728,000	1,658,880
7.50%, 09/15/2021 - 144A	390,000	381,712
9.13%, 06/15/2018	856,000	898,800
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	702,000	705,510
DR Horton, Inc.
4.75%, 02/15/2023	214,000	200,090
5.75%, 08/15/2023	771,000	776,782
GCB QuebecCor World
6.13%, 11/15/2013 (F)	690,000	0
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020	1,946,000	2,142,559
KB Home
7.25%, 06/15/2018	178,000	191,573
9.10%, 09/15/2017	1,540,000	1,774,850
Meritage Homes Corp.
4.50%, 03/01/2018	55,000	54,038
7.00%, 04/01/2022 (C)	396,000	419,760
7.15%, 04/15/2020	1,240,000	1,339,200
Standard Pacific Corp.
6.25%, 12/15/2021	615,000	615,000
8.38%, 05/15/2018	225,000	254,250
8.38%, 01/15/2021 (C)	748,000	841,500
Tempur Sealy International, Inc.
6.88%, 12/15/2020 (C)	537,000	561,165
Household Products - 1.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	320,196
6.88%, 02/15/2021 (C)	100,000	106,750
7.13%, 04/15/2019	2,695,000	2,863,438
Sun Products Corp.
7.75%, 03/15/2021 - 144A	1,213,000	1,115,960
Independent Power Producers & Energy Traders - 2.2%
Calpine Corp.
7.50%, 02/15/2021 - 144A	1,345,000	1,429,062
7.88%, 07/31/2020 - 144A	810,000	872,775
NRG Energy, Inc.
7.63%, 01/15/2018	1,175,000	1,301,313
7.88%, 05/15/2021 (C)	2,615,000	2,798,050
8.25%, 09/01/2020	400,000	439,000
Insurance - 1.7%
Lincoln National Corp.
7.00%, 05/17/2066 (A)	2,823,000	2,858,287
Prudential Financial, Inc.
5.20%, 03/15/2044 (A)	913,000	828,091
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A) (C)	1,500,000	1,465,536
IT Services - 1.1%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 (C)	432,000	440,640
7.38%, 11/15/2018	485,000	514,100
7.63%, 11/15/2020 (C)	2,154,000	2,304,780
Media - 7.5%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	894,000	876,120
7.75%, 04/15/2018 (C)	1,668,000	1,868,160
8.00%, 04/15/2020 (C)	684,000	762,660

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	$ 780,000	$ 715,650
5.75%, 09/01/2023 - 144A (C)	544,000	515,440
5.75%, 01/15/2024 (C)	2,235,000	2,112,075
6.50%, 04/30/2021	550,000	558,250
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	988,000	1,007,760
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,937,000	1,975,740
7.63%, 03/15/2020	150,000	153,750
7.63%, 03/15/2020 (C)	1,668,000	1,722,210
DISH DBS Corp.
4.63%, 07/15/2017	1,330,000	1,359,925
5.88%, 07/15/2022	1,044,000	1,028,340
7.88%, 09/01/2019	800,000	912,000
Griffey Intermediate, Inc. / Griffey Finance Sub LLC
7.00%, 10/15/2020 - 144A (C)	445,000	333,750
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	605,000	638,275
ONO Finance II PLC
10.88%, 07/15/2019 - 144A	600,000	639,000
Regal Entertainment Group
5.75%, 06/15/2023	810,000	763,425
Sinclair Television Group, Inc.
6.38%, 11/01/2021 - 144A (E)	231,000	232,155
Sirius XM Radio, Inc.
5.75%, 08/01/2021 - 144A (C)	910,000	905,450
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
7.50%, 03/15/2019 - 144A	961,000	1,037,880
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	370,220
7.88%, 11/01/2020 - 144A	1,970,000	2,154,687
Metals & Mining - 0.8%
AK Steel Corp.
8.75%, 12/01/2018 (C)	1,200,000	1,308,000
Walter Energy, Inc.
9.50%, 10/15/2019 - 144A	1,015,000	1,050,525
Multiline Retail - 0.4%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	747,000	591,998
JC Penney Corp., Inc.
7.40%, 04/01/2037	340,000	235,450
7.95%, 04/01/2017	300,000	257,250
Oil, Gas & Consumable Fuels - 4.5%
Chesapeake Energy Corp.
6.13%, 02/15/2021	867,000	899,512
6.63%, 08/15/2020 (C)	727,000	781,525
Continental Resources, Inc.
7.13%, 04/01/2021	350,000	391,125
8.25%, 10/01/2019	740,000	814,000
Energy Transfer Equity, LP
7.50%, 10/15/2020	2,274,000	2,433,180
Energy XXI Gulf Coast, Inc.
7.50%, 12/15/2021 - 144A	437,000	431,538
Linn Energy LLC / Linn Energy Finance Corp.
6.75%, 11/01/2019 - 144A	775,000	730,438
7.75%, 02/01/2021 (C)	900,000	904,500
8.63%, 04/15/2020	770,000	795,987
Newfield Exploration Co.
5.63%, 07/01/2024	260,000	251,550
6.88%, 02/01/2020	475,000	498,750

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.
6.88%, 03/15/2022 - 144A	$ 440,000	$ 464,200
Plains Exploration & Production Co.
6.75%, 02/01/2022	2,285,000	2,445,608
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,148,400
Whiting Petroleum Corp.
5.75%, 03/15/2021 - 144A (C)	595,000	608,388
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	329,000	353,264
Boise Cascade Co.
6.38%, 11/01/2020	1,117,000	1,156,095
Personal Products - 0.3%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	259,000	235,043
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A (C)	866,000	833,525
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	2,450,000	2,590,875
7.00%, 10/01/2020 - 144A	300,000	318,000
7.50%, 07/15/2021 - 144A	230,000	247,825
Real Estate Investment Trusts - 0.7%
DuPont Fabros Technology, LP
5.88%, 09/15/2021 - 144A	409,000	409,000
Host Hotels & Resorts, LP
5.88%, 06/15/2019 (C)	1,150,000	1,241,664
6.00%, 10/01/2021	500,000	545,638
Real Estate Management & Development - 1.0%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	2,170,000	2,294,775
Mattamy Group Corp.
6.50%, 11/15/2020 - 144A	780,000	766,350
Road & Rail - 1.4%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	428,569
6.75%, 04/06/2021 - 144A	1,780,000	1,878,902
7.13%, 10/15/2020 - 144A (C)	90,000	98,150
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	1,545,000	1,780,612
Semiconductors & Semiconductor Equipment - 1.0%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	629,000	599,123
9.25%, 04/15/2018 - 144A	1,200,000	1,299,000
10.13%, 03/15/2018 - 144A	396,000	432,828
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	250,000	243,750
5.75%, 03/15/2023 - 144A (C)	525,000	519,750
Software - 1.3%
First Data Corp.
6.75%, 11/01/2020 - 144A	1,829,000	1,893,015
7.38%, 06/15/2019 - 144A	153,000	161,033
8.75%, 01/15/2022 - 144A (D)	1,183,000	1,233,277
8.88%, 08/15/2020 - 144A	396,000	436,590
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	275,000	283,937
Specialty Retail - 0.8%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	318,000	314,820
7.75%, 06/01/2020 - 144A (C)	330,000	322,575
9.00%, 03/15/2019 - 144A	1,645,000	1,821,838

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Textiles, Apparel & Luxury Goods - 1.4%
Jones Group, Inc.
6.13%, 11/15/2034	$ 1,626,000	$ 1,260,150
Jones Group, Inc. / Apparel Group Hold
6.88%, 03/15/2019	925,000	945,812
Levi Strauss & Co.
6.88%, 05/01/2022	1,696,000	1,797,760
PVH Corp.
7.38%, 05/15/2020	360,000	392,400
Wireless Telecommunication Services - 2.2%
Cricket Communications, Inc.
7.75%, 10/15/2020 (C)	940,000	1,064,550
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A (C)	1,500,000	1,503,750
Softbank Corp.
4.50%, 04/15/2020 - 144A	1,461,000	1,404,021
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	2,315,000	2,714,337
Sprint Corp.
7.25%, 09/15/2021 - 144A	31,000	31,310
7.88%, 09/15/2023 - 144A	30,000	30,600

Total Corporate Debt Securities (cost $272,606,007)		276,702,156

CONVERTIBLE BOND - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,000,000	1,092,500

Total Convertible Bond (cost $1,038,920)		1,092,500

LOAN ASSIGNMENTS - 1.1%
Communications Equipment - 0.1%
Sorenson Communications, 1st Lien
9.50%, 10/31/2014	298,500	300,366
Energy Equipment & Services - 0.5%
Stallion Oilfield Holdings, Inc., Tranche B
8.00%, 06/19/2018 (A) (G) (H)	1,446,375	1,471,686
Multiline Retail - 0.5%
JC Penney Corp., Inc. 1st Lien
6.00%, 05/22/2018 (A)	1,446,375	1,402,819

Total Loan Assignments (cost $3,170,823)		3,174,871

	Shares	Value
PREFERRED STOCKS - 1.9%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	11,775	264,231
Commercial Banks - 0.4%
GMAC Capital Trust I - Series 2, 8.13% (A)	50,500	1,350,875
Consumer Finance - 1.2%
Ally Financial, Inc. 144A, 7.00% (C)	1,077	1,029,074
Ally Financial, Inc. - Series A, 8.50% (A)	94,075	2,519,328
Insurance - 0.2%
Hartford Financial Services Group, Inc., 7.88% (A) (C)	23,417	658,486

Total Preferred Stocks (cost $4,923,059)		5,821,994

	Shares	Value
COMMON STOCKS - 0.8%
Automobiles - 0.0% (I)
General Motors Co. (C) (J)	3,292	$ 118,413
Motors Liquidation Co. GUC Trust (C) (J)	826	29,282
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (C) (J)	122,307	2,362,971

Total Common Stocks (cost $3,752,261)		2,510,666

WARRANTS - 0.0% (I)
Automobiles - 0.0% (I)
General Motors Co., Class A (J)
Expiration: 07/10/2016
Exercise Price: $10.0	58	1,532
General Motors Co., Class A (J)
Expiration: 07/10/2019
Exercise Price: $18.33	58	1,087

Total Warrants (cost $0)		2,619

SECURITIES LENDING COLLATERAL - 19.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (K)	59,664,115	59,664,115

Total Securities Lending Collateral (cost $59,664,115)		59,664,115

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (K), dated 09/30/2013, to be repurchased at $9,363,030 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $9,550,586.	$ 9,363,028	9,363,028

Total Repurchase Agreement (cost $9,363,028)		9,363,028

Total Investment Securities (cost $356,649,726) (L)		360,554,069
Other Assets and Liabilities - Net		(56,824,653)

Net Assets		$ 303,729,416

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $58,441,085. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $186, or less than 0.01% of the portfolio’s net assets.
(G)	Illiquid. Total aggregate market value of illiquid securities is $1,471,686, or 0.48% of the portfolio’s net assets.
(H)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Loan Assignments	Stallion Oilfield Holdings, Inc., Tranche B	06/18/2013	$1,432,728	$1,471,686	0.48%

(I)	Percentage rounds to less than 0.1%.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at September 30, 2013.
(L)	Aggregate cost for federal income tax purposes is $356,649,726. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,988,033 and $6,083,690, respectively. Net unrealized appreciation for tax purposes is $3,904,343.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $83,614,841, or 27.53% of the portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$2,222,120	$—	$2,222,120
Corporate Debt Securities
Aerospace & Defense	—	3,528,370	—	3,528,370
Airlines	—	6,372,132	—	6,372,132
Auto Components	—	1,608,378	—	1,608,378
Automobiles	—	3,719,987	—	3,719,987
Beverages	—	4,107,714	—	4,107,714
Building Products	—	6,294,185	—	6,294,185
Chemicals	—	5,971,887	—	5,971,887
Commercial Banks	—	2,605,254	—	2,605,254
Commercial Services & Supplies	—	9,474,352	—	9,474,352
Computers & Peripherals	—	1,431,930	—	1,431,930
Construction & Engineering	—	3,436,923	—	3,436,923
Consumer Finance	—	7,448,685	—	7,448,685
Containers & Packaging	—	6,033,542	—	6,033,542
Diversified Consumer Services	—	1,634,020	—	1,634,020
Diversified Financial Services	—	10,532,314	0	10,532,314
Diversified Telecommunication Services	—	25,170,508	—	25,170,508
Electric Utilities	—	6,865,849	186	6,866,035
Electronic Equipment & Instruments	—	743,050	—	743,050
Energy Equipment & Services	—	8,865,909	—	8,865,909
Food & Staples Retailing	—	2,640,941	—	2,640,941
Food Products	—	4,455,264	—	4,455,264
Gas Utilities	—	429,450	—	429,450
Health Care Equipment & Supplies	—	4,281,429	—	4,281,429
Health Care Providers & Services	—	19,640,499	—	19,640,499
Hotels, Restaurants & Leisure	—	20,499,092	—	20,499,092
Household Durables	—	13,682,969	0	13,682,969
Household Products	—	4,406,344	—	4,406,344
Independent Power Producers & Energy Traders	—	6,840,200	—	6,840,200
Insurance	—	5,151,914	—	5,151,914
IT Services	—	3,259,520	—	3,259,520
Media	—	22,642,922	—	22,642,922
Metals & Mining	—	2,358,525	—	2,358,525
Multiline Retail	—	1,084,698	—	1,084,698
Oil, Gas & Consumable Fuels	—	13,598,701	—	13,598,701
Paper & Forest Products	—	1,509,359	—	1,509,359
Personal Products	—	1,068,568	—	1,068,568
Pharmaceuticals	—	3,156,700	—	3,156,700
Real Estate Investment Trusts	—	2,196,302	—	2,196,302
Real Estate Management & Development	—	3,061,125	—	3,061,125
Road & Rail	—	4,186,233	—	4,186,233
Semiconductors & Semiconductor Equipment	—	3,094,451	—	3,094,451
Software	—	4,007,852	—	4,007,852
Specialty Retail	—	2,459,233	—	2,459,233
Textiles, Apparel & Luxury Goods	—	4,396,122	—	4,396,122
Wireless Telecommunication Services	—	6,748,568	—	6,748,568
Convertible Bond	—	1,092,500	—	1,092,500
Loan Assignments	—	3,174,871	—	3,174,871
Preferred Stocks	5,821,994	—	—	5,821,994
Common Stocks	2,510,666	—	—	2,510,666
Warrants	2,619	—	—	2,619
Securities Lending Collateral	59,664,115	—	—	59,664,115
Repurchase Agreement	—	9,363,028	—	9,363,028

Total Investment Securities	$67,999,394	$292,554,489	$186	$360,554,069

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (N)
Collateral for Securities on Loan	$(59,664,115)	$—	$—	$(59,664,115)

Total Other Liabilities	$(59,664,115)	$—	$—	$(59,664,115)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (O)	Transfer out of Level 3	Ending Balance at September 30, 2013 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$186	$—	$186	$—

(O)	Transferred into Level 3 because of unavailability of observable inputs.
(P)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
CCG Receivables Trust
Series 2013-1, Class A1
0.37%, 04/14/2014 - 144A	$ 1,677,584	$ 1,677,584

Total Asset-Backed Security (cost $1,677,584)		1,677,584

CORPORATE DEBT SECURITIES - 2.3%
Commercial Banks - 2.3%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.26%, 04/22/2014	7,500,000	7,500,889
Swedbank AB
0.33%, 03/05/2014	8,000,000	8,003,291

Total Corporate Debt Securities (cost $15,504,180)		15,504,180

CERTIFICATES OF DEPOSIT - 27.8%
Commercial Banks - 25.7%
Bank of Nova Scotia
0.19%, 03/14/2014 (A)	10,000,000	10,000,000
0.24%, 04/09/2014 (A)	10,000,000	10,000,000
0.27%, 08/05/2014 (A)	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.12%, 10/01/2013 (A)	12,500,000	12,500,000
0.36%, 06/20/2014 (A)	15,000,000	15,000,000
Barclays Bank PLC
0.57%, 10/02/2013 - 144A (A) (B)	14,000,000	14,000,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.37%, 07/11/2014 (A)	20,000,000	20,000,000
Mizuho Bank, Ltd.
0.27%, 11/12/2013 (A)	5,000,000	5,000,000
PNC Bank NA
0.27%, 04/16/2014 (A)	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.28%, 12/09/2013 (A)	15,000,000	15,000,000
Sumitomo Mitsui BKG Corp.
0.23%, 02/28/2014 (A)	15,000,000	15,000,000
US Bank NA
0.10%, 10/01/2013 (A)	28,000,000	28,000,000
Westpac Banking Corp.
0.32%, 01/10/2014 - 144A (A)	13,500,000	13,500,000
Consumer Finance - 2.1%
Toyota Motor Credit
0.30%, 04/28/2014 (A)	14,000,000	14,000,000

Total Certificates of Deposit (cost $186,000,000)		186,000,000

COMMERCIAL PAPER - 55.2%
Automobiles - 0.5%
VW Credit, Inc.
0.25%, 10/29/2013 - 144A (A)	3,000,000	2,999,417
Commercial Banks - 21.1%
Commonwealth Bank of Australia
0.26%, 05/15/2014 (A)	7,500,000	7,500,817
0.31%, 12/02/2013 (A)	10,500,000	10,500,016
Deutsche Bank Financial LLC
0.34%, 10/30/2013 (A)	12,500,000	12,496,576
DNB Bank ASA
0.25%, 10/01/2013 - 144A (A)	15,600,000	15,600,000
Mizuho Funding LLC
0.22%, 11/26/2013 - 144A (A)	10,000,000	9,996,656
0.25%, 01/08/2014 - 144A (A)	15,000,000	14,989,894

	Principal	Value
Commercial Banks (continued)
Skandinaviska Enskilda Banken AB
0.29%, 02/26/2014 - 144A (A)	$ 13,000,000	$ 12,984,501
Standard Chartered Bank
0.25%, 12/23/2013 - 144A (A)	11,000,000	10,993,660
0.26%, 11/12/2013 - 144A (A)	15,000,000	14,995,450
Sumitomo Mitsui Banking Corp.
0.15%, 10/15/2013 - 144A (A)	5,600,000	5,599,673
0.24%, 11/18/2013 - 144A (A)	10,000,000	9,996,800
Swedbank AB
0.28%, 12/02/2013 (A)	7,500,000	7,496,383
0.30%, 11/18/2013 (A)	8,300,000	8,296,735
Computers & Peripherals - 0.5%
Hewlett-Packard Co.
0.43%, 10/29/2013 - 144A (A)	3,000,000	2,998,997
Consumer Finance - 0.7%
Straight A FDG LLC
0.07%, 10/07/2013 (A)	5,000,000	4,999,942
Diversified Financial Services - 30.3%
BNP Paribas Finance, Inc.
0.05%, 10/01/2013 (A)	20,000,000	20,000,000
CAFCO LLC
0.24%, 12/27/2013 - 144A (A)	5,300,000	5,296,926
0.27%, 11/04/2013 - 144A (A)	5,000,000	4,998,725
0.30%, 12/13/2013 - 144A (A)	18,000,000	17,989,050
Cancara Asset Securitisation LLC
0.19%, 10/21/2013 - 144A (A)	12,200,000	12,198,712
0.20%, 11/01/2013 - 144A (A)	10,000,000	9,998,278
CIESCO LLC
0.25%, 12/09/2013 - 144A (A)	5,000,000	4,997,604
0.32%, 12/06/2013 - 144A (A)	10,000,000	9,994,133
Collateralized Commercial Paper II Co. LLC
0.40%, 06/03/2014 - 144A (A)	21,000,000	20,942,833
ING (US) Funding LLC
0.33%, 03/17/2014 (A)	10,000,000	9,984,692
Jupiter Securitization Co. LLC
0.24%, 02/03/2014 - 02/10/2014 - 144A (A)	13,400,000	13,388,535
Kells Funding LLC
0.24%, 12/13/2013 (A)	5,000,000	4,997,567
0.26%, 11/04/2013 - 144A (A)	16,000,000	15,999,416
Mont Blanc Capital Corp.
0.24%, 10/09/2013 - 11/08/2013 - 144A (A)	15,000,000	14,997,200
Natixis US Finance Co. LLC
0.09%, 10/04/2013 (A)	30,000,000	29,999,775
Salisbury Receivables Co. LLC
0.29%, 10/18/2013 - 144A (A)	7,500,000	7,498,973
Electric Utilities - 0.5%
Duke Energy Corp.
0.26%, 10/01/2013 - 144A (A)	3,200,000	3,200,000
Independent Power Producers & Energy Traders - 0.2%
Southern Power Co.
0.27%, 10/21/2013 - 144A (A)	1,507,000	1,506,774
Multi-Utilities - 0.9%
Consolidated Edison, Inc.
0.20%, 10/01/2013 - 144A (A)	3,000,000	3,000,000
Dominion Resources
0.28%, 10/04/2013 - 144A (A)	300,000	299,993
0.29%, 10/21/2013 - 144A (A)	2,700,000	2,699,565
Oil, Gas & Consumable Fuels - 0.5%
Devon Energy Corp.
0.20%, 10/08/2013 - 144A (A)	3,000,000	2,999,883

Total Commercial Paper (cost $369,434,151)		369,434,151

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
DEMAND NOTE - 2.0%
Cash Equivalent - 2.0%
Goldman Sachs Co. Promissory Note
0.47%, 10/17/2013 (A) (B)	$ 13,500,000	$ 13,500,000

Total Demand Note (cost $13,500,000)		13,500,000

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.8%
Freddie Mac
0.01%, 10/15/2013 (A)	12,200,000	12,199,975

Total Short-Term U.S. Government Obligation (cost $12,199,975)		12,199,975

REPURCHASE AGREEMENTS - 10.6%
Barclays Capital, Inc. 0.07% (A), dated 09/30/2013, to be repurchased at $13,000,025 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 0.68% - 6.468%, due 07/15/2037 - 10/20/2041, and with a total value of $13,260,000.	13,000,000	13,000,000
Goldman Sachs & Co. 0.06% (A), dated 09/30/2013, to be repurchased at $58,000,097 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 03/01/2032 - 01/01/2043, and with a total value of $59,160,000.	58,000,000	58,000,000
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $206,116 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/15/2043, and with a value of $214,609.	206,115	206,115

Total Repurchase Agreements (cost $71,206,115)		71,206,115

Total Investment Securities (cost $669,522,005) (C)		669,522,005
Other Assets and Liabilities - Net		338,325

Net Assets		$ 669,860,330

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $27,500,000, or 4.11% of the portfolio’s net assets.
(C)	Aggregate cost for federal income tax purposes is $669,522,005.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $282,339,232, or 42.15% of the portfolio’s net assets.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Asset-Backed Security	$—	$1,677,584	$—	$1,677,584
Corporate Debt Securities	—	15,504,180	—	15,504,180
Certificates of Deposit	—	186,000,000	—	186,000,000
Commercial Paper	—	369,434,151	—	369,434,151
Demand Note	—	13,500,000	—	13,500,000
Short-Term U.S. Government Obligation	—	12,199,975	—	12,199,975
Repurchase Agreements	—	71,206,115	—	71,206,115

Total Investment Securities	$—	$669,522,005	$—	$669,522,005

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.2%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$ 22,000,000	$ 18,208,432
3.50%, 02/15/2039	3,000,000	2,942,814
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	35,131,600	34,950,462
U.S. Treasury Note
0.13%, 04/30/2015	3,000,000	2,994,492
0.25%, 10/31/2014 (A)	8,000,000	8,009,376
0.25%, 05/15/2015	15,000,000	14,998,830
0.38%, 04/15/2015	4,000,000	4,008,592
0.38%, 11/15/2015 (A)	15,000,000	15,001,170
0.50%, 07/31/2017	40,000,000	39,246,880
0.88%, 02/28/2017	10,000,000	10,014,840
1.00%, 09/30/2016	9,000,000	9,092,808
1.38%, 09/30/2018	12,300,000	12,291,353

Total U.S. Government Obligations (cost $174,674,354)		171,760,049

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.6%
Fannie Mae
Zero Coupon, 10/09/2019	17,575,000	14,905,234
1.98%, 06/25/2021	2,210,840	2,245,033
3.22%, 02/01/2015	11,289,660	11,545,369
5.00%, 04/25/2034	1,594,804	1,696,020
Freddie Mac
2.37%, 05/25/2022	10,000,000	9,422,100
4.00%, 08/15/2028 - 02/15/2029	4,245,285	4,429,336
5.00%, 07/15/2018	1,056,721	1,109,207
6.25%, 07/15/2032 (A)	5,000,000	6,515,660
Freddie Mac, Series MTN
Zero Coupon, 11/29/2019	17,967,000	14,924,738
Ginnie Mae
3.95%, 07/15/2025	6,930,332	7,249,606
4.00%, 08/20/2037	2,853,162	2,987,571
4.58%, 06/20/2062	10,207,361	11,242,173
4.60%, 10/20/2061	9,764,442	10,700,910
4.65%, 08/20/2061	21,350,235	23,457,067
4.66%, 09/20/2061 - 10/20/2061	17,587,790	19,309,864
4.67%, 10/20/2061	16,956,979	18,630,938
4.68%, 10/20/2061	13,571,402	14,906,163
4.70%, 07/20/2061 - 12/20/2061	16,096,253	17,707,084
4.85%, 04/20/2061	5,357,970	5,892,476
4.86%, 03/20/2061	10,592,180	11,613,138
Overseas Private Investment Corp.
5.14%, 12/15/2023	6,502,296	7,323,523
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,997,195	4,874,039

Total U.S. Government Agency Obligations (cost $219,730,176)		222,687,249

MORTGAGE-BACKED SECURITIES - 1.4%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	6,916,691	6,937,351
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (B)	1,693,293	1,575,814
Citigroup Mortgage Loan Trust, Inc.
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	1,082,053	1,087,858

Total Mortgage-Backed Securities (cost $9,665,894)		9,601,023

	Principal	Value
ASSET-BACKED SECURITIES - 13.3%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.88%, 07/25/2036 (B)	$ 8,890,077	$ 8,833,709
Educational Services of America, Inc.
Series 2012-2, Class A
0.91%, 04/25/2039 - 144A (B)	7,116,619	7,091,391
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.78%, 10/25/2021 - 144A (B)	5,870,682	5,862,539
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.42%, 03/20/2036 (B)	5,003,000	4,813,461
Series 2007-1, Class A4
0.54%, 03/20/2036 (B)	2,938,000	2,786,834
SLM Student Loan Trust
Series 2005-5, Class A2
0.35%, 10/25/2021 (B)	3,306,936	3,305,623
Series 2005-9, Class A4
0.37%, 01/25/2023 (B)	4,030,394	4,027,283
Series 2012-6, Class A1
0.34%, 02/27/2017 (B)	23,797,217	23,786,223
Series 2012-7, Class A1
0.34%, 02/27/2017 (B)	20,376,191	20,355,978
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.27%, 07/25/2025 (B)	10,000,000	10,110,700

Total Asset-Backed Securities (cost $90,201,082)		90,973,741

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.8%
North Texas Higher Education Authority (Revenue Bonds)
Series 2012-1, Class A
1.18%, 12/01/2034 (B)	8,099,547	8,081,160
Vermont Student Assistance Corp.
Series 2012-1, Class A
0.88%, 07/28/2034 (B)	4,461,555	4,444,244

Total Municipal Government Obligations (cost $12,540,690)		12,525,404

PREFERRED CORPORATE DEBT SECURITY - 0.5%
Insurance - 0.5%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	3,100,000	3,270,500

Total Preferred Corporate Debt Security (cost $2,759,455)		3,270,500

CORPORATE DEBT SECURITIES - 24.1%
Aerospace & Defense - 0.2%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,392,339
Airlines - 0.6%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	3,739,074	4,150,372
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (A)	BRL 5,000,000	2,242,476
Building Products - 0.2%
Owens Corning, Inc.
4.20%, 12/15/2022	$ 1,500,000	1,463,315
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	4,000,000	4,434,572

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Capital Markets (continued)
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	$ 3,150,000	$ 3,421,183
Morgan Stanley
3.75%, 02/25/2023 (A)	2,500,000	2,410,085
Raymond James Financial, Inc.
8.60%, 08/15/2019	3,000,000	3,788,601
Commercial Banks - 1.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240,000	2,901,293
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (B) (C)	2,200,000	2,860,000
ING Bank NV
5.80%, 09/25/2023 - 144A	2,000,000	2,019,992
Societe Generale SA
5.75%, 04/20/2016 - 144A	2,323,000	2,509,788
Consumer Finance - 0.6%
Discover Financial Services
3.85%, 11/21/2022	4,300,000	4,102,553
Diversified Financial Services - 9.3%
Carobao Leasing LLC
1.83%, 09/07/2024	4,583,333	4,455,720
Ford Motor Credit Co., LLC
4.25%, 09/20/2022	2,035,000	2,032,381
JPMorgan Chase & Co.
5.15%, 05/01/2023 (B) (C)	4,000,000	3,500,000
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,829,847	2,726,433
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022	7,481,955	7,976,797
3.58%, 02/06/2022	7,321,375	7,817,545
Private Export Funding Corp.
2.45%, 07/15/2024	5,500,000	4,970,702
2.80%, 05/15/2022 (A)	15,000,000	14,762,115
3.05%, 10/15/2014	2,038,000	2,096,941
4.55%, 05/15/2015	7,000,000	7,477,057
Tagua Leasing LLC
1.90%, 07/12/2024	6,013,003	5,863,483
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.
5.80%, 03/15/2022 (A)	4,170,000	3,919,800
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 - 144A	3,750,000	4,141,717
Verizon Communications, Inc.
4.50%, 09/15/2020	1,750,000	1,861,066
Insurance - 2.3%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	2,750,000	2,898,874
Nippon Life Insurance Co.
5.00%, 10/18/2042 - 144A (B)	1,025,000	1,009,625
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,000,000	1,353,444
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (B)	3,000,000	2,931,072
Stone Street Trust
5.90%, 12/15/2015 - 144A	5,000,000	5,410,615
Swiss RE Solutions Holding Corp.
7.75%, 06/15/2030	1,520,000	1,954,542
Media - 0.7%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	2,825,000	2,914,188
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,550,000	1,635,250

	Principal	Value
Metals & Mining - 0.6%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	$ 3,552,000	$ 4,447,044
Oil, Gas & Consumable Fuels - 2.5%
Energy Transfer Partners, LP
7.60%, 02/01/2024 - 144A	2,000,000	2,424,102
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000,000	3,163,800
Petrohawk Energy Corp.
7.25%, 08/15/2018	3,000,000	3,255,000
Petroleos Mexicanos
1.70%, 12/20/2022	8,550,000	8,408,993
Pharmaceuticals - 0.3%
Mylan, Inc.
3.13%, 01/15/2023 - 144A (A)	2,000,000	1,819,122
Road & Rail - 0.8%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	5,000,000	5,452,750
Wireless Telecommunication Services - 0.6%
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2015 - 144A	4,006,196	4,139,450

Total Corporate Debt Securities (cost $162,575,535)		164,516,197

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (D)	56,039,119	56,039,119

Total Securities Lending Collateral (cost $56,039,119)		56,039,119

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $2,255,005 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $2,301,379.	$ 2,255,004	2,255,004

Total Repurchase Agreement (cost $2,255,004)		2,255,004

Total Investment Securities (cost $730,441,309) (E)		733,628,286
Other Assets and Liabilities - Net		(50,760,162)

Net Assets		$ 682,868,124

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	525	12/31/2013	$798,492

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $54,908,599. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $730,441,309. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,568,658 and $8,381,681, respectively. Net unrealized appreciation for tax purposes is $3,186,977.
(F)	Cash in the amount of $1,102,602 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $81,616,072, or 11.95% of the portfolio’s net assets.
MTN	Medium Term Note

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$171,760,049	$—	$171,760,049
U.S. Government Agency Obligations	—	222,687,249	—	222,687,249
Mortgage-Backed Securities	—	9,601,023	—	9,601,023
Asset-Backed Securities	—	90,973,741	—	90,973,741
Municipal Government Obligations	—	12,525,404	—	12,525,404
Preferred Corporate Debt Security	—	3,270,500	—	3,270,500
Corporate Debt Securities	—	164,516,197	—	164,516,197
Securities Lending Collateral	56,039,119	—	—	56,039,119
Repurchase Agreement	—	2,255,004	—	2,255,004

Total Investment Securities	$56,039,119	$677,589,167	$—	$733,628,286

Derivative Financial Instruments
Futures Contracts (H)	$798,492	$—	$—	$798,492

Total Derivative Financial Instruments	$798,492	$—	$—	$798,492

Other Assets (I)
Cash	$28,832	$—	$—	$28,832
Cash on Deposit with Broker	1,102,602	—	—	1,102,602

Total Other Assets	$1,131,434	$—	$—	$1,131,434

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$(56,039,119)	$—	$—	$(56,039,119)

Total Other Liabilities	$(56,039,119)	$—	$—	$(56,039,119)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 20.3%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 613,169
3.75%, 08/15/2041	945,000	960,651
4.38%, 05/15/2040 (A)	5,080,400	5,748,788
5.38%, 02/15/2031 (A)	1,949,500	2,486,221
U.S. Treasury Note
0.25%, 11/30/2013 - 12/15/2014 (A)	7,175,000	7,178,470
0.25%, 07/31/2015	13,165,000	13,155,232
0.88%, 11/30/2016	3,352,000	3,366,926
1.00%, 09/30/2016	2,405,000	2,429,800
1.38%, 07/31/2018	2,530,000	2,534,546
1.50%, 08/31/2018 (A)	8,430,000	8,485,984
1.63%, 11/15/2022	1,580,000	1,462,857
1.75%, 07/31/2015	5,636,000	5,785,044
2.00%, 11/15/2021 - 02/15/2022	3,055,000	2,974,375
2.13%, 12/31/2015	3,569,600	3,707,922
2.50%, 08/15/2023	3,495,000	3,459,505
2.63%, 11/15/2020	1,079,000	1,122,160
2.75%, 02/15/2019	1,113,000	1,184,301
3.13%, 10/31/2016	3,775,000	4,054,584
3.50%, 05/15/2020	3,056,500	3,370,745
3.63%, 02/15/2021	1,200,000	1,327,781

Total U.S. Government Obligations (cost $74,433,509)		75,409,061

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.0%
Fannie Mae
1.25%, 01/30/2017 (A)	740,000	748,298
3.00%, 05/01/2027	672,310	696,752
3.50%, 11/01/2025 - 03/01/2041	1,468,338	1,518,554
4.00%, 03/01/2024 - 09/01/2025	463,299	491,503
4.50%, 01/01/2040 - 08/01/2040	1,787,244	1,909,128
5.00%, 03/01/2023 - 08/01/2040	1,487,909	1,617,959
5.38%, 06/12/2017	4,680,000	5,399,260
5.50%, 12/01/2023 - 12/01/2039	1,274,552	1,384,426
5.50%, 04/01/2036 (B)	391,401	426,498
6.00%, 03/01/2038 - 02/01/2040	1,137,168	1,241,063
6.63%, 11/15/2030	414,000	553,375
Fannie Mae, TBA
3.00%	4,900,000	4,895,674
3.50%	5,600,000	5,700,625
4.00%	2,930,000	3,073,295
Freddie Mac
0.63%, 12/29/2014 (A)	750,000	753,734
2.38%, 01/13/2022 (A)	745,000	725,106
4.00%, 11/01/2025 - 04/01/2042	897,457	939,639
4.50%, 05/01/2023 - 04/01/2041	2,440,086	2,597,845
4.75%, 11/17/2015 (A)	1,000,000	1,090,964
5.00%, 12/01/2038 - 04/01/2040	1,964,852	2,116,311
5.50%, 04/01/2038 - 10/01/2038	974,017	1,053,297
6.00%, 11/01/2037	89,358	97,249
6.75%, 03/15/2031	245,000	332,086
Freddie Mac, TBA
3.00%	1,075,000	1,046,109
3.50%	1,485,000	1,507,275
4.00%	545,000	569,610
Ginnie Mae
3.50%, 02/15/2042	1,178,281	1,213,381
4.00%, 12/15/2040 - 11/20/2041	1,287,716	1,384,300
4.50%, 06/15/2039 - 07/20/2041	2,328,148	2,510,294
5.00%, 08/15/2039 - 09/20/2041	1,328,075	1,445,052
5.50%, 12/20/2038 - 04/15/2040	685,679	754,025
6.00%, 06/15/2037	149,342	164,621

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA
3.00%	$ 1,650,000	$ 1,626,539
3.50%	650,000	668,180

Total U.S. Government Agency Obligations (cost $51,554,337)		52,252,027

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
European Investment Bank
2.88%, 09/15/2020 (A)	220,000	223,762
4.88%, 02/15/2036	285,000	315,265
5.13%, 05/30/2017	85,000	96,959
Inter-American Development Bank, Series GMTN
3.88%, 02/14/2020	635,000	701,380
International Bank for Reconstruction & Development, Series GMTN
4.75%, 02/15/2035	245,000	269,963
Mexico Government International Bond
4.00%, 10/02/2023 (C)	850,000	844,687
Republic of Israel
5.13%, 03/26/2019	310,000	352,470

Total Foreign Government Obligations (cost $2,833,209)		2,804,486

MORTGAGE-BACKED SECURITIES - 0.8%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.61%, 04/15/2040 (B)	168,351	170,899
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 (B)	175,370	181,546
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (B)	780,000	844,912
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	180,000	196,699
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	201,901
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	144,477
Series 2007-LD11, Class A4
6.00%, 06/15/2049 (B)	105,000	118,099
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.06%, 06/15/2038 (B)	500,000	550,276
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	367,220

Total Mortgage-Backed Securities (cost $2,776,978)		2,776,029

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (D)
State of California
7.60%, 11/01/2040	115,000	150,380

Total Municipal Government Obligation (cost $119,035)		150,380

PREFERRED CORPORATE DEBT SECURITY - 0.0% (D)
Commercial Banks - 0.0% (D)
Mellon Capital IV
4.00%, 10/31/2013 (B) (E)	115,000	94,300

Total Preferred Corporate Debt Security (cost $115,000)		94,300

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.8%
Aerospace & Defense - 0.2%
Boeing Co.
6.00%, 03/15/2019	$ 180,000	$ 213,730
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	162,530
Raytheon Co.
2.50%, 12/15/2022	170,000	155,873
United Technologies Corp.
4.50%, 06/01/2042	220,000	213,708
4.88%, 05/01/2015	85,000	90,802
Air Freight & Logistics - 0.0% (D)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	158,868
Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,749,247
Beverages - 0.2%
Anheuser-Busch Cos. LLC
4.95%, 01/15/2014	90,000	91,164
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	118,890
5.38%, 01/15/2020	50,000	57,470
Bottling Group LLC
6.95%, 03/15/2014	85,000	87,491
Coca-Cola Co.
3.30%, 09/01/2021	140,000	143,261
Diageo Capital PLC
7.38%, 01/15/2014	85,000	86,660
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	177,413
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	97,619
5.75%, 03/15/2040	140,000	145,604
Capital Markets - 0.7%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	158,827
Credit Suisse USA, Inc.
5.85%, 08/16/2016	95,000	107,497
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	353,815
5.25%, 10/15/2013	58,000	58,086
5.35%, 01/15/2016	95,000	103,573
6.13%, 02/15/2033	95,000	103,660
Goldman Sachs Group, Inc., Series GMTN
7.50%, 02/15/2019	435,000	525,597
Goldman Sachs Group, Inc., Series MTN
6.00%, 06/15/2020	50,000	56,775
Morgan Stanley
4.88%, 11/01/2022	345,000	345,181
Morgan Stanley, Series GMTN
6.63%, 04/01/2018	420,000	487,602
Morgan Stanley, Series MTN
5.50%, 07/24/2020	200,000	220,756
Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	83,557
8.55%, 05/15/2019	80,000	102,030
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	353,111
4.25%, 04/01/2021	200,000	213,796
5.88%, 01/15/2014	14,000	14,209

	Principal	Value
Chemicals (continued)
Ecolab, Inc.
5.50%, 12/08/2041	$ 130,000	$ 139,512
Lubrizol Corp.
8.88%, 02/01/2019	15,000	19,892
Praxair, Inc.
3.55%, 11/07/2042	160,000	133,380
Commercial Banks - 0.8%
Barclays Bank PLC
5.14%, 10/14/2020	110,000	114,894
BB&T Corp., Series MTN
1.45%, 01/12/2018	160,000	156,220
BNP Paribas SA
5.00%, 01/15/2021	85,000	91,953
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	150,000	159,605
Deutsche Bank AG
6.00%, 09/01/2017	90,000	103,295
Deutsche Bank Financial LLC, Series MTN
5.38%, 03/02/2015	50,000	52,574
HSBC Bank USA NA
4.63%, 04/01/2014	100,000	101,945
4.88%, 08/24/2020	250,000	269,336
KFW
4.50%, 07/16/2018	310,000	351,478
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	340,710
PNC Funding Corp.
5.13%, 02/08/2020	105,000	116,795
5.63%, 02/01/2017	95,000	105,902
Royal Bank of Canada, Series GMTN
1.50%, 01/16/2018	155,000	152,586
U.S. Bancorp
4.20%, 05/15/2014	50,000	51,204
UBS AG, Series MTN
5.88%, 07/15/2016	100,000	110,655
Wachovia Corp.
5.25%, 08/01/2014	59,000	61,262
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	250,926
3.45%, 02/13/2023	175,000	163,794
3.68%, 06/15/2016 (F)	99,000	105,511
5.63%, 12/11/2017	85,000	97,653
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	55,954
Commercial Services & Supplies - 0.1%
Cintas Corp No. 2
4.30%, 06/01/2021	145,000	152,559
Republic Services, Inc.
3.80%, 05/15/2018	115,000	122,462
Waste Management, Inc.
7.10%, 08/01/2026	70,000	86,139
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62,000	63,709
5.90%, 02/15/2039	160,000	185,598
Harris Corp.
6.38%, 06/15/2019	70,000	80,354
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,173
Computers & Peripherals - 0.0% (D)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	77,720

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	$ 165,000	$ 200,850
Consumer Finance - 0.2%
American Express Co.
5.50%, 09/12/2016	90,000	100,670
8.13%, 05/20/2019	75,000	97,486
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	87,872
4.75%, 07/15/2021	80,000	84,648
Caterpillar Financial Services Corp., Series MTN
6.13%, 02/17/2014	59,000	60,277
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	177,003
Toyota Motor Credit Corp.
0.88%, 07/17/2015	250,000	251,736
Diversified Financial Services - 1.3%
Bank of America Corp.
4.10%, 07/24/2023	355,000	352,794
5.63%, 07/01/2020	205,000	229,686
7.63%, 06/01/2019	445,000	545,687
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	90,000	101,567
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90,000	99,886
5.70%, 11/15/2014	175,000	184,725
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	98,481
3.75%, 08/15/2021 (A)	200,000	207,913
Citigroup, Inc.
3.50%, 05/15/2023	385,000	347,423
5.85%, 08/02/2016	100,000	111,407
8.50%, 05/22/2019	405,000	517,283
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	65,801
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460,000	472,812
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	125,441
General Electric Capital Corp., Series GMTN
5.63%, 05/01/2018	140,000	160,641
General Electric Capital Corp., Series MTN
5.63%, 09/15/2017	205,000	233,592
Jefferies Group LLC
6.88%, 04/15/2021	90,000	99,825
8.50%, 07/15/2019	20,000	24,217
JPMorgan Chase & Co.
4.40%, 07/22/2020	540,000	571,611
4.63%, 05/10/2021	53,000	56,485
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	152,549
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
4.45%, 05/15/2021	361,000	379,128
5.35%, 09/01/2040	95,000	92,202
5.80%, 02/15/2019	135,000	155,484
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	75,000	87,648
Telecom Italia Capital SA
7.18%, 06/18/2019 (A)	60,000	65,969
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	76,788

	Principal	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU (continued)
6.42%, 06/20/2016	$ 75,000	$ 82,409
Verizon Communications, Inc.
4.60%, 04/01/2021	220,000	233,785
Electric Utilities - 0.4%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	97,413
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	58,307
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	136,540
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	118,597
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	107,744
Georgia Power Co.
5.40%, 06/01/2018	50,000	57,242
NiSource Finance Corp.
6.80%, 01/15/2019 (A)	170,000	200,339
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100,000	119,807
PPL Energy Supply LLC
4.60%, 12/15/2021	145,000	143,070
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	174,497
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	94,684
6.25%, 12/01/2015	205,000	228,772
Electronic Equipment & Instruments - 0.0% (D)
Corning, Inc.
4.75%, 03/15/2042 (A)	155,000	152,103
Energy Equipment & Services - 0.2%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	62,967
5.20%, 09/01/2020	50,000	55,640
5.60%, 10/15/2014	30,000	31,529
Noble Holding International, Ltd.
4.90%, 08/01/2020	55,000	57,972
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	89,659
Spectra Energy Capital LLC
6.20%, 04/15/2018	70,000	80,324
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	136,373
6.50%, 08/15/2018	50,000	59,641
Transocean, Inc.
6.80%, 03/15/2038	100,000	106,165
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	157,376
Food & Staples Retailing - 0.3%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	65,260
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	159,498
CVS Caremark Corp.
4.75%, 05/18/2020	90,000	99,697
Delhaize Group SA
6.50%, 06/15/2017 (A)	100,000	113,329
Safeway, Inc.
4.75%, 12/01/2021 (A)	215,000	215,894
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	106,923
2.88%, 04/01/2015	95,000	98,725
4.25%, 04/15/2021	110,000	119,462

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	$ 55,000	$ 58,081
5.10%, 07/15/2015	35,000	37,256
ConAgra Foods, Inc.
5.88%, 04/15/2014 (A)	105,000	107,902
Kellogg Co.
3.13%, 05/17/2022	150,000	145,871
Kraft Foods Group, Inc.
5.38%, 02/10/2020	78,000	88,798
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	101,433
5.38%, 02/10/2020	72,000	81,300
Health Care Equipment & Supplies - 0.0% (D)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	131,364
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15,000	16,884
CIGNA Corp.
4.50%, 03/15/2021	75,000	80,097
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	177,275
Humana, Inc.
6.45%, 06/01/2016	50,000	56,189
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	34,966
WellPoint, Inc.
7.00%, 02/15/2019	80,000	96,766
Hotels, Restaurants & Leisure - 0.0% (D)
McDonald’s Corp., Series MTN
5.00%, 02/01/2019	85,000	97,179
Yum! Brands, Inc.
3.88%, 11/01/2020 (A)	60,000	60,769
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	121,897
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	96,670
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	97,449
Exelon Generation Co., LLC
4.00%, 10/01/2020	145,000	145,024
Industrial Conglomerates - 0.0% (D)
General Electric Co.
5.25%, 12/06/2017	120,000	136,578
Insurance - 0.4%
American International Group, Inc.
5.05%, 10/01/2015	100,000	107,617
6.40%, 12/15/2020	70,000	82,489
American International Group, Inc., Series MTN
5.60%, 10/18/2016	75,000	83,791
Aon Corp.
5.00%, 09/30/2020	75,000	82,474
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 (A)	205,000	236,373
Genworth Holdings, Inc., Series GMTN
6.52%, 05/22/2018 (A)	45,000	50,964
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	26,045
5.50%, 03/30/2020	15,000	16,926
6.30%, 03/15/2018	49,000	56,684

	Principal	Value
Insurance (continued)
Lincoln National Corp.
8.75%, 07/01/2019	$ 135,000	$ 174,929
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021 (A)	55,000	59,444
5.75%, 09/15/2015	50,000	54,438
MetLife, Inc.
7.72%, 02/15/2019	145,000	181,608
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016	60,000	62,727
5.38%, 06/21/2020	90,000	101,526
XLIT, Ltd.
5.75%, 10/01/2021	80,000	91,099
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018	75,000	86,535
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	80,690
International Business Machines Corp.
4.00%, 06/20/2042	92,000	82,410
5.60%, 11/30/2039	5,000	5,672
5.70%, 09/14/2017	100,000	115,789
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55,000	57,527
7.38%, 03/01/2097	55,000	70,747
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	59,258
Media - 0.5%
CBS Corp.
5.75%, 04/15/2020	55,000	61,431
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	317,188
Comcast Corp.
6.50%, 01/15/2017	85,000	98,684
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90,000	90,290
4.75%, 10/01/2014	95,000	98,734
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,698
News America, Inc.
5.65%, 08/15/2020	85,000	96,191
6.55%, 03/15/2033	75,000	85,383
8.00%, 10/17/2016	100,000	119,028
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39,000	49,665
Time Warner Cable, Inc.
5.00%, 02/01/2020	145,000	146,815
5.85%, 05/01/2017	100,000	108,749
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75,000	87,483
Time Warner, Inc.
4.70%, 01/15/2021	115,000	122,904
Viacom, Inc.
3.50%, 04/01/2017	60,000	63,128
6.25%, 04/30/2016	60,000	67,004
Walt Disney Co., Series GMTN
5.50%, 03/15/2019	85,000	98,293
WPP Finance
4.75%, 11/21/2021	16,000	16,492
Metals & Mining - 0.3%
Alcoa, Inc.
5.72%, 02/23/2019	100,000	104,271
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	126,091

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	$ 90,000	$ 102,816
Newmont Mining Corp.
3.50%, 03/15/2022	395,000	345,410
4.88%, 03/15/2042	150,000	113,990
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	130,796
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	81,349
6.50%, 07/15/2018	45,000	53,066
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	106,879
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	138,125
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	98,236
Dominion Resources, Inc.
7.50%, 06/30/2066 (B)	95,000	101,650
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	120,000	134,244
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50,000	57,711
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150,000	148,711
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	34,913
Target Corp.
7.00%, 01/15/2038	100,000	128,908
Office Electronics - 0.0% (D)
Xerox Corp.
4.50%, 05/15/2021	80,000	83,149
5.63%, 12/15/2019	25,000	27,775
8.25%, 05/15/2014	30,000	31,357
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	134,746
6.38%, 09/15/2017	59,000	68,586
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	99,448
4.50%, 10/01/2020	195,000	210,682
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	138,178
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	94,679
Devon Energy Corp.
4.75%, 05/15/2042	140,000	127,720
EnCana Corp.
3.90%, 11/15/2021 (A)	180,000	180,402
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	113,120
6.70%, 07/01/2018	90,000	105,402
Hess Corp.
6.00%, 01/15/2040	50,000	53,653
8.13%, 02/15/2019	40,000	49,776
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	61,210
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	137,258
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,955
5.13%, 03/01/2021	33,000	35,629
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	93,722

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
2.70%, 02/15/2023 (A)	$ 150,000	$ 138,582
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	62,457
Petro-Canada
6.05%, 05/15/2018	90,000	104,916
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,622
Total Capital International SA
2.70%, 01/25/2023	165,000	153,619
Valero Energy Corp.
6.13%, 02/01/2020	90,000	103,481
Williams Cos., Inc.
7.88%, 09/01/2021	19,000	22,659
Williams Partners, LP
5.25%, 03/15/2020	90,000	97,042
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90,000	110,752
9.38%, 05/15/2019	85,000	112,092
Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	199,182
AstraZeneca PLC
6.45%, 09/15/2037	100,000	121,999
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	211,085
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	58,202
Johnson & Johnson
3.55%, 05/15/2021 (A)	200,000	209,979
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	67,587
Merck Sharp & Dohme Corp.
4.75%, 03/01/2015	90,000	95,339
Novartis Capital Corp.
2.90%, 04/24/2015	95,000	98,694
Pfizer, Inc.
5.35%, 03/15/2015	85,000	90,801
6.20%, 03/15/2019	100,000	120,439
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	115,000	132,796
Wyeth LLC
5.50%, 02/15/2016	90,000	99,955
Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	93,356
HCP, Inc.
6.00%, 01/30/2017	90,000	101,214
Health Care REIT, Inc.
4.95%, 01/15/2021	175,000	185,322
Simon Property Group, LP
5.75%, 12/01/2015	90,000	98,473
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	158,609
Norfolk Southern Corp.
5.26%, 09/17/2014	90,000	93,877
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,598
3.50%, 06/01/2017	60,000	62,750
Union Pacific Corp.
4.75%, 09/15/2041	140,000	139,526

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	$ 200,000	$ 208,363
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021	200,000	214,222
Oracle Corp.
5.25%, 01/15/2016	85,000	93,472
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	59,983
Home Depot, Inc.
5.40%, 03/01/2016	85,000	94,288
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	143,572
Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	180,000	237,709
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	57,871
6.38%, 05/16/2038	105,000	124,773
Reynolds American, Inc.
6.75%, 06/15/2017	100,000	115,540
Wireless Telecommunication Services - 0.1%
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/2014	85,000	86,326
8.50%, 11/15/2018	50,000	64,074
U.S. Cellular Corp.
6.70%, 12/15/2033	10,000	9,706
Vodafone Group PLC
4.38%, 03/16/2021	230,000	240,528

Total Corporate Debt Securities (cost $36,225,696)		36,463,197

CONVERTIBLE BONDS - 0.1%
Beverages - 0.0% (D)
Coca-Cola Co.
4.88%, 03/15/2019	50,000	56,725
Electric Utilities - 0.1%
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	81,784
Oil, Gas & Consumable Fuels - 0.0% (D)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50,000	57,249
Real Estate Investment Trusts - 0.0% (D)
HCP, Inc., Series MTN
6.70%, 01/30/2018	25,000	29,111

Total Convertible Bonds (cost $214,810)		224,869

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (D)
Volkswagen AG, 2.05% (G)	499	117,631
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 1.78% (G)	6,600	235,987

Total Convertible Preferred Stocks (cost $286,846)		353,618

PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (D)
Porsche Automobil Holding SE, 3.08% (G)	698	61,001

	Shares	Value
Household Durables - 0.0% (D)
Garmin, Ltd., 3.98% (A) (G)	800	$ 36,152
Household Products - 0.0% (D)
Henkel AG & Co. KGaA, 1.27% (G)	444	45,753
Independent Power Producers & Energy Traders - 0.0% (D)
Electric Power Development Co., Ltd., 2.20% (A) (G)	500	16,278
Insurance - 0.1%
Great-West Lifeco, Inc., 4.08% (G)	2,700	78,663
Multi-Utilities - 0.0% (D)
RWE AG, 8.30% (A) (G)	1,168	38,318

Total Preferred Stocks (cost $223,364)		276,165

COMMON STOCKS - 33.9%
Aerospace & Defense - 0.6%
BAE Systems PLC	10,735	78,970
Boeing Co.	2,600	305,500
Bombardier, Inc. - Class B	5,300	24,646
European Aeronautic Defence and Space Co., NV	2,514	160,173
General Dynamics Corp.	700	61,264
Honeywell International, Inc.	2,700	224,208
Lockheed Martin Corp.	700	89,285
Northrop Grumman Corp.	2,000	190,520
Precision Castparts Corp.	500	113,620
Raytheon Co. (A)	2,500	192,675
Rockwell Collins, Inc. (A)	700	47,502
Rolls-Royce Holdings PLC (H)	6,828	122,919
Safran SA	1,048	64,559
Singapore Technologies Engineering, Ltd.	4,000	13,295
Textron, Inc.	400	11,044
Thales SA	600	32,984
United Technologies Corp.	3,700	398,934
Zodiac SA	300	47,749
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	35,736
Deutsche Post AG	3,560	118,140
Expeditors International of Washington, Inc.	900	39,654
FedEx Corp.	1,300	148,343
TNT Express NV	2,822	25,762
United Parcel Service, Inc. - Class B	2,600	237,562
Yamato Holdings Co., Ltd. (A)	1,600	36,006
Airlines - 0.1%
ANA Holdings, Inc. (A)	15,000	32,657
Cathay Pacific Airways, Ltd.	8,000	15,617
Delta Air Lines, Inc.	3,400	80,206
easyJet PLC	2,300	47,586
Ryanair Holdings PLC - ADR	72	3,581
Singapore Airlines, Ltd.	2,000	16,627
Southwest Airlines Co.	5,400	78,624
United Continental Holdings, Inc. (H)	2,000	61,420
Auto Components - 0.2%
Aisin Seiki Co., Ltd. (A)	500	21,288
Autoliv, Inc. (A)	300	26,217
BorgWarner, Inc.	500	50,695
Bridgestone Corp. (A)	2,400	87,289
Cie Generale des Etablissements Michelin - Class B	701	77,736
Continental AG	385	65,262
Delphi Automotive PLC - Class A	1,700	99,314
Denso Corp. (A)	1,800	83,870
Johnson Controls, Inc.	4,900	203,350
Magna International, Inc. - Class A	1,100	90,719

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Auto Components (continued)
NGK Spark Plug Co., Ltd.	1,000	$ 22,066
NOK Corp. (A)	600	9,327
Nokian Renkaat OYJ	350	17,775
Pirelli & C. SpA	1,800	23,438
Sumitomo Rubber Industries, Ltd.	900	13,835
Toyoda Gosei Co., Ltd. (A)	800	19,663
Toyota Industries Corp. (A)	500	21,517
Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	127,078
Daihatsu Motor Co., Ltd. (A)	1,100	21,263
Daimler AG	4,103	319,834
Fiat SpA (H)	2,784	22,184
Ford Motor Co.	12,800	215,936
Fuji Heavy Industries, Ltd. (A)	2,000	55,140
General Motors Co. (H)	5,963	214,489
Harley-Davidson, Inc.	700	44,968
Honda Motor Co., Ltd. (A)	6,900	262,185
Isuzu Motors, Ltd. (A)	5,000	32,860
Mazda Motor Corp. (H)	11,000	48,904
Mitsubishi Motors Corp. (A) (H)	3,400	37,495
Nissan Motor Co., Ltd. (A)	10,500	105,112
Renault SA	805	64,178
Suzuki Motor Corp.	1,300	31,106
Tesla Motors, Inc. (A) (H)	358	69,244
Toyota Motor Corp.	11,700	746,315
Volkswagen AG	214	48,536
Yamaha Motor Co., Ltd. (A)	1,000	14,589
Beverages - 0.7%
Anheuser-Busch InBev NV	3,375	335,957
Asahi Group Holdings, Ltd. (A)	1,400	36,732
Beam, Inc.	700	45,255
Brown-Forman Corp. - Class B (A)	600	40,878
Carlsberg A/S - Class B	449	46,259
Coca-Cola Amatil, Ltd.	2,030	23,218
Coca-Cola Co. (A)	17,200	651,536
Coca-Cola Enterprises, Inc.	1,300	52,273
Coca-Cola HBC AG (H)	2,980	89,250
Diageo PLC	10,637	338,378
Dr. Pepper Snapple Group, Inc. (A)	1,200	53,784
Heineken Holding NV - Class A	788	49,843
Heineken NV	712	50,464
Kirin Holdings Co., Ltd. (A)	3,200	46,521
Monster Beverage Corp. (H)	1,500	78,375
PepsiCo, Inc.	6,600	524,700
Pernod-Ricard SA	783	97,231
Remy Cointreau SA	200	21,313
SABMiller PLC	3,436	174,859
Treasury Wine Estates, Ltd.	5,251	21,652
Biotechnology - 0.5%
Actelion, Ltd. (H)	700	49,693
Alexion Pharmaceuticals, Inc. (H)	808	93,857
Amgen, Inc.	2,833	317,126
Biogen IDEC, Inc. (H)	800	192,608
Celgene Corp. (H)	1,900	292,467
CSL, Ltd.	1,863	111,231
Elan Corp. PLC (H)	2,467	38,398
Gilead Sciences, Inc. (H)	6,500	408,460
Grifols SA	894	36,707
Regeneron Pharmaceuticals, Inc. - Class A (A) (H)	400	125,148
Vertex Pharmaceuticals, Inc. (H)	800	60,656
Building Products - 0.1%
Asahi Glass Co., Ltd.	4,400	27,261
ASSA Abloy AB - Class B	1,169	53,660
Cie de St-Gobain	1,480	73,291
Daikin Industries, Ltd. (A)	1,000	53,004

	Shares	Value
Building Products (continued)
LIXIL Group Corp. (A)	700	$ 14,378
TOTO, Ltd. (A)	3,000	41,935
Capital Markets - 0.8%
Aberdeen Asset Management PLC	13,100	80,292
Ameriprise Financial, Inc.	2,100	191,268
Bank of New York Mellon Corp.	5,000	150,950
BlackRock, Inc. - Class A	500	135,310
Charles Schwab Corp.	8,600	181,804
CI Financial Corp.	900	27,208
Credit Suisse Group AG	5,302	161,930
Daiwa Securities Group, Inc. (A)	7,000	62,668
Deutsche Bank AG	4,294	197,162
Franklin Resources, Inc. (A)	1,200	60,660
Goldman Sachs Group, Inc.	1,700	268,957
IGM Financial, Inc. - Class B (A)	1,800	83,984
Invesco, Ltd.	1,500	47,850
Julius Baer Group, Ltd. (H)	1,358	63,369
Macquarie Group, Ltd.	2,672	119,426
Mediobanca SpA	1,088	7,588
Morgan Stanley	6,300	169,785
Nomura Holdings, Inc.	15,400	119,853
Northern Trust Corp.	2,500	135,975
Partners Group Holding AG	200	49,030
Ratos AB - Class B	2,800	26,076
Schroders PLC - Series R	1,300	54,214
State Street Corp.	1,900	124,925
T. Rowe Price Group, Inc.	1,500	107,895
TD Ameritrade Holding Corp.	2,000	52,360
UBS AG - Class A (H)	13,224	270,519
Chemicals - 1.0%
Agrium, Inc. (A)	400	33,618
Air Liquide SA - Class A	1,290	179,666
Air Products & Chemicals, Inc. (A)	1,600	170,512
Air Water, Inc. (A)	2,000	29,442
Airgas, Inc. (A)	700	74,235
Akzo Nobel NV	623	40,940
Arkema SA	220	24,510
Asahi Kasei Corp. (A)	5,000	37,591
BASF SE - Class R	3,931	377,050
Celanese Corp. - Series A	800	42,232
CF Industries Holdings, Inc. - Class B	200	42,166
Dow Chemical Co.	4,300	165,120
E.I. du Pont de Nemours & Co.	3,400	199,104
Eastman Chemical Co.	600	46,740
Ecolab, Inc.	2,100	207,396
FMC Corp. - Class A	600	43,032
Givaudan SA (H)	100	146,072
Incitec Pivot, Ltd.	7,463	18,728
Israel Chemicals, Ltd.	1,656	13,975
Israel Corp., Ltd. (H)	6	3,168
Johnson Matthey PLC	1,200	54,550
JSR Corp.	600	11,116
K+S AG (A)	602	15,604
Kansai Paint Co., Ltd. (A)	1,300	17,220
Koninklijke DSM NV	1,052	79,386
Kuraray Co., Ltd. (A)	1,000	11,954
Lanxess AG	400	25,964
Linde AG	812	160,823
LyondellBasell Industries NV - Class A	2,726	199,625
Mitsubishi Chemical Holdings Corp. (A)	6,000	27,957
Mitsubishi Gas Chemical Co., Inc.	2,000	16,766
Mitsui Chemicals, Inc. (A)	4,000	10,947
Monsanto Co.	1,900	198,303
Mosaic Co.	800	34,416
Nitto Denko Corp. (A)	700	45,506
Novozymes A/S - B Shares	1,430	54,704

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Chemicals (continued)
Orica, Ltd.	841	$ 15,738
Potash Corp. of Saskatchewan, Inc.	3,700	115,700
PPG Industries, Inc.	400	66,824
Praxair, Inc.	1,100	132,231
Sherwin-Williams Co. (A)	600	109,308
Shin-Etsu Chemical Co., Ltd. (A)	1,700	103,769
Showa Denko KK (A)	6,000	8,118
Sigma-Aldrich Corp. (A)	1,000	85,300
Solvay SA - Class A	297	44,539
Sumitomo Chemical Co., Ltd.	1,000	3,805
Syngenta AG	359	146,641
Taiyo Nippon Sanso Corp. (A)	3,000	20,082
Teijin, Ltd. (A)	4,000	9,197
Toray Industries, Inc. (A)	5,000	32,809
UBE Industries, Ltd. (A)	6,000	11,293
Umicore SA	293	14,234
Yara International ASA	701	28,946
Commercial Banks - 2.7%
Aozora Bank, Ltd. (A)	5,000	14,802
Australia & New Zealand Banking Group, Ltd.	11,341	325,653
Banca Monte dei Paschi di Siena SpA (A) (H)	38,174	10,587
Banco Bilbao Vizcaya Argentaria SA	22,763	254,366
Banco de Sabadell SA	9,825	24,736
Banco Espirito Santo SA (H)	8,203	8,734
Banco Popular Espanol SA (H)	663	3,560
Banco Santander SA	45,963	374,827
Bank Hapoalim BM	1,671	8,450
Bank Leumi Le-Israel BM (H)	3,697	13,743
Bank of East Asia, Ltd.	8,000	33,884
Bank of Ireland (H)	89,700	25,484
Bank of Kyoto, Ltd. (A)	4,000	35,078
Bank of Montreal	2,699	180,143
Bank of Nova Scotia (A)	4,700	269,210
Bank of Yokohama, Ltd. (A)	3,000	17,122
Barclays PLC	51,927	223,192
BB&T Corp.	1,700	57,375
BNP Paribas SA	4,045	273,614
BOC Hong Kong Holdings, Ltd.	13,500	43,341
Canadian Imperial Bank of Commerce - Class B (A)	1,500	119,499
Chiba Bank, Ltd. (A)	5,000	36,421
Chugoku Bank, Ltd.	1,500	21,059
CIT Group, Inc. (H)	1,000	48,770
Commerzbank AG (H)	5,282	60,810
Commonwealth Bank of Australia	6,725	446,754
Credit Agricole SA (H)	4,225	46,589
Danske Bank A/S - Class R (H)	2,342	50,425
DBS Group Holdings, Ltd.	7,000	91,618
DNB ASA	3,574	54,265
Erste Group Bank AG	1,034	32,677
Fifth Third Bancorp	8,200	147,928
Fukuoka Financial Group, Inc. - Class A (A)	3,000	13,521
Hachijuni Bank, Ltd.	2,000	12,412
Hang Seng Bank, Ltd.	2,800	45,596
HSBC Holdings PLC	76,883	833,175
Intesa Sanpaolo SpA	49,480	102,082
Iyo Bank, Ltd.	2,000	20,917
Joyo Bank, Ltd. (A)	3,000	16,084
KBC Groep NV	753	36,994
KeyCorp	4,700	53,580
Lloyds TSB Group PLC (H)	178,633	212,785
M&T Bank Corp.	400	44,768
Mitsubishi UFJ Financial Group, Inc.	53,900	343,815
Mizrahi Tefahot Bank, Ltd.	1,574	17,330

	Shares	Value
Commercial Banks (continued)
Mizuho Financial Group, Inc.	96,700	$ 209,544
National Australia Bank, Ltd. - Class N	9,497	304,067
National Bank of Canada	400	33,035
Natixis - Class A	7,161	34,275
Nordea Bank AB	11,099	133,844
Oversea-Chinese Banking Corp.	11,000	90,311
PNC Financial Services Group, Inc.	1,900	137,655
Raiffeisen Bank International AG	300	9,818
Regions Financial Corp.	5,500	50,930
Resona Holdings, Inc.	8,000	40,857
Royal Bank of Canada (A)	6,100	390,855
Royal Bank of Scotland Group PLC (H)	12,643	73,663
Seven Bank, Ltd. (A)	5,320	17,752
Shinsei Bank, Ltd. - Class A (A)	10,000	24,213
Shizuoka Bank, Ltd. (A)	2,000	22,707
Skandinaviska Enskilda Banken AB - Class A	5,953	63,080
Societe Generale SA	2,482	123,667
Standard Chartered PLC	8,658	207,584
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	275,156
Sumitomo Mitsui Trust Holdings, Inc. (A)	14,000	69,078
SunTrust Banks, Inc.	4,600	149,132
Suruga Bank, Ltd. (A)	2,000	34,325
Svenska Handelsbanken AB - Class A	1,804	77,166
Swedbank AB - Class A	3,890	90,611
Toronto-Dominion Bank (A)	3,900	351,134
UniCredit SpA - Class A	18,466	117,714
Unione di Banche Italiane SCPA	8,200	41,467
United Overseas Bank, Ltd.	5,000	82,380
US Bancorp - Class A	6,900	252,402
Wells Fargo & Co.	21,400	884,248
Westpac Banking Corp.	12,953	395,505
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	22,363
Aggreko PLC	1,351	35,082
Brambles, Ltd.	3,848	32,703
Dai Nippon Printing Co., Ltd. (A)	3,000	31,680
Edenred	700	22,728
G4S PLC	15,300	62,988
Republic Services, Inc. - Class A	1,400	46,704
Secom Co., Ltd. (A)	800	49,972
Securitas AB - Class B	2,900	33,121
Societe BIC SA	200	23,256
Stericycle, Inc. (H)	600	69,240
Toppan Printing Co., Ltd. (A)	2,000	16,094
Tyco International, Ltd.	4,300	150,414
Waste Management, Inc. (A)	3,300	136,092
Communications Equipment - 0.4%
AAC Technologies Holdings, Inc. (A)	4,000	18,180
Blackberry, Ltd. (A) (H)	1,700	13,368
Cisco Systems, Inc.	22,700	531,634
F5 Networks, Inc. - Class B (A) (H)	500	42,880
Juniper Networks, Inc. (H)	1,800	35,748
Motorola Solutions, Inc. (A)	2,213	131,408
Nokia OYJ (A) (H)	16,698	109,742
QUALCOMM, Inc.	7,300	491,728
Telefonaktiebolaget LM Ericsson - Class B	12,776	169,970
Computers & Peripherals - 0.8%
Apple, Inc.	4,000	1,907,000
Dell, Inc.	13,200	181,764
EMC Corp.	7,400	189,144
Gemalto NV	600	64,425
Hewlett-Packard Co.	7,200	151,056
NEC Corp.	7,000	16,166
NetApp, Inc.	3,400	144,908
SanDisk Corp.	1,000	59,510

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Computers & Peripherals (continued)
Seagate Technology PLC (A)	2,800	$ 122,472
Western Digital Corp.	900	57,060
Construction & Engineering - 0.2%
ACS Actividades Co.	855	27,182
Bouygues SA - Class A	753	27,479
Chiyoda Corp.	1,000	12,005
Ferrovial SA	2,900	52,140
Fluor Corp.	600	42,576
JGC Corp.	1,300	46,818
Kajima Corp. (A)	4,900	19,890
Leighton Holdings, Ltd.	3,687	66,212
Obayashi Corp. (A)	6,000	35,770
Shimizu Corp. (A)	5,000	24,365
Skanska AB - Class B	2,057	39,561
SNC-Lavalin Group, Inc.	1,300	53,449
Taisei Corp. (A)	5,200	25,552
Vinci SA	1,996	116,032
Construction Materials - 0.1%
Boral, Ltd. (A)	2,548	11,410
CRH PLC	3,021	72,155
Fletcher Building, Ltd. (A)	3,130	24,697
HeidelbergCement AG	650	50,132
Holcim, Ltd. (H)	832	61,916
Imerys SA	600	41,892
James Hardie Industries PLC	4,700	46,828
Lafarge SA	552	38,451
Taiheiyo Cement Corp. (A)	8,000	34,834
Consumer Finance - 0.2%
Acom Co., Ltd. (H)	7,500	28,155
AEON Financial Service Co., Ltd. (A)	1,000	31,385
American Express Co.	3,800	286,976
Capital One Financial Corp.	2,500	171,850
Credit Saison Co., Ltd.	600	16,231
Discover Financial Services	1,300	65,702
ORIX Corp.	3,800	61,661
SLM Corp.	2,600	64,740
Containers & Packaging - 0.0% (D)
Amcor, Ltd.	3,510	34,251
Ball Corp.	600	26,928
Toyo Seikan Group Holdings, Ltd. (A)	1,600	31,318
Distributors - 0.0% (D)
Genuine Parts Co. (A)	600	48,534
Jardine Cycle & Carriage, Ltd. (A)	180	5,474
Diversified Consumer Services - 0.0% (D)
Benesse Holdings, Inc. (A)	300	10,896
Diversified Financial Services - 1.0%
ASX, Ltd.	1,449	46,677
Bank of America Corp.	45,600	629,280
Banque Cantonale Vaudoise	100	55,095
Berkshire Hathaway, Inc. - Class B (H)	4,500	510,795
CaixaBank	9,638	42,298
Citigroup, Inc.	12,911	626,313
CME Group, Inc. - Class A	1,000	73,880
Deutsche Boerse AG	586	44,086
Eurazeo SA	840	53,933
Exor SpA	200	7,503
First Pacific Co., Ltd.	17,000	18,784
Groupe Bruxelles Lambert SA	429	36,488
Hong Kong Exchanges and Clearing, Ltd.	4,600	73,781
Industrivarden AB - Class C	1,000	18,408
ING Groep NV (H)	13,860	156,585
IntercontinentalExchange, Inc. (A) (H)	300	54,426
Investment AB Kinnevik - Class B	999	34,587
Investor AB - Class B	1,891	57,377
Japan Exchange Group, Inc.	500	11,053

	Shares	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.	16,100	$ 832,209
McGraw-Hill Financial, Inc.	2,300	150,857
Mitsubishi UFJ Lease & Finance Co., Ltd. (A)	3,000	15,840
Moody’s Corp.	1,000	70,330
NYSE Euronext	2,000	83,960
Pargesa Holding SA	651	48,842
Pohjola Bank PLC - Class A	618	10,267
Singapore Exchange, Ltd. (A)	4,000	23,148
Wendel SA	400	54,222
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	24,800	838,736
BCE, Inc. (A)	600	25,642
Belgacom SA (A)	842	22,383
Bell Aliant, Inc. (A)	1,150	28,637
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	22,871
BT Group PLC - Class A	33,088	183,411
CenturyLink, Inc. (A)	1,549	48,608
Deutsche Telekom AG	12,511	181,357
Elisa OYJ	964	22,979
Hellenic Telecommunications Organization SA (H)	1,000	10,417
HKT Trust / HKT, Ltd.	14,000	13,141
Iliad SA	123	28,704
Inmarsat PLC	4,216	48,391
Koninklijke KPN NV (H)	27,789	88,535
Nippon Telegraph & Telephone Corp.	1,800	93,026
Orange SA	6,700	84,015
PCCW, Ltd.	8,000	3,538
Portugal Telecom SGPS SA	2,505	11,289
Singapore Telecommunications, Ltd.	34,000	101,630
Swisscom AG	129	61,993
TDC A/S - Class B	2,394	20,257
Telecom Corp. of New Zealand, Ltd. (A)	6,787	13,106
Telecom Italia SpA	49,323	40,703
Telecom Italia SpA - RSP	35,922	23,856
Telefonica SA (H)	17,045	265,413
Telekom Austria AG	1,367	11,462
Telenor ASA	3,562	81,390
TeliaSonera AB	10,340	79,223
Telstra Corp., Ltd.	15,830	73,396
TELUS Corp.	800	26,515
TELUS Corp. (I)	800	26,515
Verizon Communications, Inc.	12,000	559,920
Windstream Holdings, Inc. (A)	8,000	64,000
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,200	52,020
Cheung Kong Infrastructure Holdings, Ltd. (A)	6,000	41,620
Chubu Electric Power Co., Inc.	2,300	31,495
Chugoku Electric Power Co., Inc. (A)	1,700	26,980
CLP Holdings, Ltd.	6,500	53,008
Contact Energy, Ltd.	665	2,988
Duke Energy Corp.	2,296	153,327
Edison International	900	41,454
EDP - Energias de Portugal SA	8,920	32,582
Electricite de France SA	1,016	32,136
Enel SpA	23,905	91,587
Entergy Corp. - Class B	600	37,914
Exelon Corp.	3,078	91,232
FirstEnergy Corp. (A)	1,066	38,856
Fortis, Inc. (A)	1,300	39,490
Fortum OYJ	1,987	44,784
Hokkaido Electric Power Co., Inc. (A) (H)	800	10,768
Hokuriku Electric Power Co. (A)	1,400	20,424

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Electric Utilities (continued)
Iberdrola SA	20,045	$ 116,471
Kansai Electric Power Co., Inc. (H)	2,700	34,610
Kyushu Electric Power Co., Inc. (H)	3,500	49,885
NextEra Energy, Inc.	1,700	136,272
Northeast Utilities (A)	1,061	43,766
Power Assets Holdings, Ltd.	5,000	44,676
PPL Corp.	2,900	88,102
Red Electrica Corp. SA	400	22,766
Shikoku Electric Power Co., Inc. (A) (H)	500	8,480
Southern Co.	3,100	127,658
SP AusNet	1,005	1,125
SSE PLC - Class B	2,398	57,222
Terna Rete Elettrica Nazionale SpA	4,393	19,826
Tohoku Electric Power Co., Inc. (H)	1,300	15,950
Tokyo Electric Power Co., Inc. (A) (H)	5,300	32,945
Verbund AG (A)	155	3,508
Xcel Energy, Inc.	1,400	38,654
Electrical Equipment - 0.3%
ABB, Ltd. (H)	7,949	188,013
Alstom SA	629	22,405
AMETEK, Inc. - Class A	1,050	48,321
Eaton Corp. PLC	1,994	137,267
Emerson Electric Co.	2,700	174,690
Legrand SA	671	37,232
Mitsubishi Electric Corp.	7,000	73,351
Nidec Corp. (A)	500	41,203
Osram Licht AG (H)	351	16,477
Prysmian SpA	896	21,940
Rockwell Automation, Inc. - Class B (A)	500	53,470
Roper Industries, Inc.	400	53,148
Schneider Electric SA	2,182	184,524
Sumitomo Electric Industries, Ltd. (A)	2,700	39,060
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A	600	46,428
Corning, Inc.	3,700	53,983
FUJIFILM Holdings Corp. (A)	1,700	40,712
Hexagon AB - Class B	872	26,296
Hirose Electric Co., Ltd.	100	15,321
Hitachi Chemical Co., Ltd. (A)	700	11,245
Hitachi High-Technologies Corp. (A)	500	11,191
Hitachi, Ltd. (A)	19,500	128,353
Hoya Corp.	1,600	37,748
Keyence Corp. (A)	200	75,792
Kyocera Corp. (A)	1,200	63,604
Murata Manufacturing Co., Ltd. (A)	700	53,339
Nippon Electric Glass Co., Ltd. (A)	1,500	8,012
Omron Corp. (A)	600	21,639
TDK Corp. (A)	300	11,750
TE Connectivity, Ltd.	3,400	176,052
Energy Equipment & Services - 0.5%
Aker Solutions ASA	1,064	14,943
AMEC PLC	1,700	29,558
Baker Hughes, Inc.	3,000	147,300
Cameron International Corp. (H)	2,500	145,925
CGG (H)	1,038	23,922
Diamond Offshore Drilling, Inc. (A)	600	37,392
Ensco PLC - Class A	800	43,000
FMC Technologies, Inc. (H)	800	44,336
Fugro NV (A)	354	21,594
Halliburton Co.	3,900	187,785
National Oilwell Varco, Inc.	1,800	140,598
Noble Corp.	1,000	37,770
Petrofac, Ltd.	2,778	63,187
Rowan Cos. PLC (H)	300	11,016
Saipem SpA	1,338	29,071
Schlumberger, Ltd.	5,639	498,262

	Shares	Value
Energy Equipment & Services (continued)
SeaDrill, Ltd.	1,286	$ 57,700
Subsea 7 SA	1,363	28,333
Technip SA	431	50,605
Tenaris SA (A)	1,818	42,647
Transocean, Ltd.	1,113	49,438
Weatherford International, Ltd. (H)	5,900	90,447
WorleyParsons, Ltd.	874	19,829
Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	30,237
Alimentation Couche Tard, Inc. - Class B	400	24,939
Carrefour SA	2,140	73,463
Casino Guichard Perrachon SA	508	52,348
Colruyt SA (A)	532	29,534
Costco Wholesale Corp.	1,600	184,192
CVS Caremark Corp.	4,700	266,725
Delhaize Group SA	429	27,040
Distribuidora Internacional de Alimentacion SA	1,040	9,017
FamilyMart Co., Ltd. (A)	300	12,956
George Weston, Ltd. - Class A	400	31,459
J. Sainsbury PLC	9,900	62,746
Jeronimo Martins SGPS SA	1,149	23,596
Kesko OYJ - Class B	221	6,631
Koninklijke Ahold NV	2,746	47,570
Kroger Co.	1,600	64,544
Lawson, Inc. (A)	200	15,647
Loblaw Cos., Ltd.	1,000	44,182
Metcash, Ltd. (A)	17,745	52,974
Metro AG	1,800	71,349
Olam International, Ltd. (A)	7,000	8,537
Seven & I Holdings Co., Ltd.	3,200	116,547
Shoppers Drug Mart Corp. (A)	1,100	63,348
Sysco Corp. (A)	4,300	136,869
Tesco PLC	29,088	169,055
Wal-Mart Stores, Inc.	7,900	584,284
Walgreen Co.	3,700	199,060
Wesfarmers, Ltd.	3,623	139,015
Whole Foods Market, Inc. (A)	1,800	105,300
WM Morrison Supermarkets PLC	23,879	108,242
Woolworths, Ltd.	5,314	173,510
Food Products - 0.8%
Ajinomoto Co., Inc. (A)	3,000	39,371
Archer-Daniels-Midland Co.	4,900	180,516
Associated British Foods PLC	2,519	76,504
Bunge, Ltd.	600	45,546
Campbell Soup Co. (A)	1,100	44,781
ConAgra Foods, Inc.	1,500	45,510
Danone SA	2,489	187,353
General Mills, Inc.	2,700	129,384
Golden Agri-Resources, Ltd. (A)	31,000	12,849
Hershey Co. (A)	600	55,500
Hormel Foods Corp. (A)	1,700	71,604
JM Smucker Co.	500	52,520
Kellogg Co. (A)	2,200	129,206
Kerry Group PLC - Class A	740	45,005
Kraft Foods Group, Inc.	2,033	106,611
Lindt & Spruengli AG	1	47,548
Mead Johnson Nutrition Co. - Class A	500	37,130
MEIJI Holdings Co., Ltd. (A)	300	16,389
Mondelez International, Inc. - Class A	6,100	191,662
Nestle SA	13,962	976,499
Nippon Meat Packers, Inc.	1,000	14,294
Nisshin Seifun Group, Inc. (A)	2,200	22,158
Nissin Foods Holdings Co., Ltd. (A)	300	12,300
Saputo, Inc. (A)	500	23,722
Tate & Lyle PLC	2,200	26,231

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Food Products (continued)
Toyo Suisan Kaisha, Ltd.	1,000	$ 29,279
Unilever NV	6,902	268,496
Unilever PLC	4,638	183,206
Wilmar International, Ltd. (A)	8,000	20,214
Yakult Honsha Co., Ltd. - Class A (A)	600	30,002
Yamazaki Baking Co., Ltd.	2,500	26,960
Gas Utilities - 0.1%
APA Group	2,800	15,594
Enagas SA	700	17,155
EQT Corp.	600	53,232
Gas Natural SDG SA	2,960	61,788
Hong Kong & China Gas Co., Ltd.	20,757	49,725
ONEOK, Inc.	2,500	133,300
Osaka Gas Co., Ltd. (A)	7,000	29,768
Snam SpA	8,096	41,007
Toho Gas Co., Ltd. (A)	3,600	18,825
Tokyo Gas Co., Ltd.	9,000	49,260
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	222,373
Baxter International, Inc.	2,000	131,380
Becton Dickinson and Co. (A)	1,700	170,034
Boston Scientific Corp. (H)	6,000	70,440
Coloplast A/S - Class B	750	42,703
Covidien PLC	2,000	121,880
CR Bard, Inc. (A)	700	80,640
Edwards Lifesciences Corp. (H)	400	27,852
Elekta AB - Class B	1,200	19,307
Essilor International SA	764	82,169
Getinge AB - Class B	903	32,274
Intuitive Surgical, Inc. (H)	200	75,254
Medtronic, Inc.	3,800	202,350
Olympus Corp. (H)	800	24,278
Smith & Nephew PLC	4,334	54,096
Sonova Holding AG (H)	403	50,088
St. Jude Medical, Inc. (A)	2,100	112,644
Stryker Corp. (A)	2,400	162,216
Sysmex Corp. (A)	300	19,106
Terumo Corp. (A)	400	20,469
Zimmer Holdings, Inc. - Class A	600	49,284
Health Care Providers & Services - 0.5%
Aetna, Inc.	3,200	204,864
Alfresa Holdings Corp. (A)	400	20,591
AmerisourceBergen Corp. - Class A	1,000	61,100
Catamaran Corp. (H)	800	36,752
Celesio AG	1,600	36,018
CIGNA Corp.	2,800	215,208
DaVita HealthCare Partners, Inc. (H)	1,200	68,280
Express Scripts Holding Co. (H)	2,928	180,892
Fresenius Medical Care AG & Co., KGaA	568	36,953
Fresenius SE & Co. KGaA	348	43,228
HCA Holdings, Inc.	4,039	172,667
Humana, Inc. - Class A (A)	1,300	121,329
Laboratory Corp. of America Holdings (A) (H)	400	39,656
McKesson Corp.	600	76,980
Medipal Holdings Corp.	900	11,088
Miraca Holdings, Inc.	300	13,368
Quest Diagnostics, Inc. (A)	1,900	117,401
Ramsay Health Care, Ltd.	2,022	68,304
Sonic Healthcare, Ltd.	2,010	30,359
Suzuken Co., Ltd. (A)	700	23,002
UnitedHealth Group, Inc.	3,800	272,118
WellPoint, Inc. (A)	1,600	133,776
Health Care Technology - 0.0% (D)
Cerner Corp. (A) (H)	1,000	52,550

	Shares	Value
Hotels, Restaurants & Leisure - 0.5%
Accor SA	574	$ 23,871
Carnival Corp.	3,800	124,032
Carnival PLC - Class A	3,300	111,869
Chipotle Mexican Grill, Inc. - Class A (A) (H)	136	58,303
Compass Group PLC	4,824	66,382
Crown, Ltd.	2,758	40,009
Echo Entertainment Group, Ltd. - Class A	3,197	8,291
Galaxy Entertainment Group, Ltd. (H)	11,400	79,960
Genting Singapore PLC (A)	36,000	41,178
Las Vegas Sands Corp.	2,900	192,618
Marriott International, Inc. - Class A	2,300	96,738
McDonald’s Corp.	4,300	413,703
McDonald’s Holdings Co., Japan, Ltd. (A)	400	11,020
MGM China Holdings, Ltd.	4,000	13,383
OPAP SA	1,205	13,449
Oriental Land Co., Ltd. (A)	200	33,003
Sands China, Ltd.	10,000	61,888
Shangri-La Asia, Ltd.	8,000	13,224
SJM Holdings, Ltd.	7,000	19,675
SKYCITY Entertainment Group, Ltd.	3,871	12,892
Sodexo	250	23,327
Starbucks Corp.	2,700	207,819
Starwood Hotels & Resorts Worldwide, Inc.	600	39,870
Tatts Group, Ltd.	8,000	23,136
Tim Hortons, Inc.	400	23,199
Wynn Macau, Ltd. (A)	9,161	31,242
Wynn Resorts, Ltd.	300	47,403
Yum! Brands, Inc.	1,700	121,363
Household Durables - 0.1%
Electrolux AB - Series B	977	25,372
Husqvarna AB - Class B	2,400	15,584
Panasonic Corp. (A)	8,000	77,155
Rinnai Corp.	200	14,813
Sekisui Chemical Co., Ltd.	3,000	30,459
Sekisui House, Ltd.	3,000	40,226
Sharp Corp. (A) (H)	8,400	30,765
Sony Corp. (A)	4,300	91,779
Household Products - 0.4%
Church & Dwight Co., Inc. (A)	900	54,045
Clorox Co. (A)	600	49,032
Colgate-Palmolive Co.	3,400	201,620
Henkel AG & Co. KGaA	564	49,954
Kao Corp.	1,900	59,149
Kimberly-Clark Corp. (A)	1,400	131,908
Procter & Gamble Co.	11,600	876,844
Reckitt Benckiser Group PLC	2,437	178,326
Svenska Cellulosa AB SCA - Class B	2,423	61,077
UniCharm Corp. (A)	300	17,488
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,000	39,870
Calpine Corp. (H)	6,500	126,295
Enel Green Power SpA	17,983	38,560
Industrial Conglomerates - 0.6%
3M Co.	2,400	286,584
Danaher Corp.	2,100	145,572
General Electric Co.	44,800	1,070,272
Hutchison Whampoa, Ltd.	8,000	95,978
Keppel Corp., Ltd.	5,200	43,190
Koninklijke Philips NV	3,632	117,090
NWS Holdings, Ltd.	12,000	18,536
Orkla ASA	2,487	18,115
SembCorp Industries, Ltd.	4,000	16,867
Siemens AG - Class A	3,519	423,986

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Industrial Conglomerates (continued)
Smiths Group PLC	3,680	$ 83,346
Toshiba Corp.	15,000	67,145
Insurance - 1.3%
ACE, Ltd.	1,400	130,984
Aflac, Inc.	1,200	74,388
Ageas	901	36,494
AIA Group, Ltd.	51,600	242,502
Allianz SE - Class A	1,904	299,311
Allstate Corp.	1,200	60,660
American International Group, Inc. (H)	5,920	287,890
AMP, Ltd.	6,833	29,387
AON PLC	2,300	171,212
Arch Capital Group, Ltd. (A) (H)	300	16,239
Assicurazioni Generali SpA	4,281	85,425
Aviva PLC	10,097	64,861
Chubb Corp. - Class A	700	62,482
CNP Assurances	1,601	28,839
Delta Lloyd NV	307	6,533
Everest RE Group, Ltd. (A)	100	14,541
Gjensidige Forsikring ASA - Class A	1,640	24,764
Hannover Rueck SE	1,000	73,541
Hartford Financial Services Group, Inc.	1,800	56,016
Insurance Australia Group, Ltd.	7,001	38,338
Intact Financial Corp.	700	41,984
Legal & General Group PLC	25,762	81,827
Lincoln National Corp. (A)	400	16,796
Loews Corp.	2,700	126,198
Manulife Financial Corp. (A)	6,500	107,529
Mapfre SA (A)	14,080	50,401
Marsh & McLennan Cos., Inc.	3,900	169,845
MetLife, Inc.	4,000	187,800
MS&AD Insurance Group Holdings	2,100	54,693
Muenchener Rueckversicherungs AG	631	123,310
NKSJ Holdings, Inc. (A)	1,700	43,600
Old Mutual PLC	21,089	64,049
PartnerRe, Ltd.	300	27,462
Power Corp. of Canada	2,000	56,502
Power Financial Corp. (A)	1,100	34,227
Principal Financial Group, Inc. (A)	1,400	59,948
Progressive Corp.	5,200	141,596
Prudential Financial, Inc.	2,000	155,960
Prudential PLC	9,209	171,596
QBE Insurance Group, Ltd.	5,037	68,935
RenaissanceRe Holdings, Ltd. (A)	200	18,106
RSA Insurance Group PLC	67,400	131,919
Sampo - Class A	1,811	77,812
SCOR SE	874	28,939
Sony Financial Holdings, Inc.	2,620	47,925
Standard Life PLC	17,652	98,704
Sun Life Financial, Inc. (A)	2,500	79,851
Suncorp Group, Ltd.	5,451	66,464
Swiss Life Holding AG (H)	300	56,792
Swiss Re AG (H)	1,463	121,007
T&D Holdings, Inc.	2,450	30,259
Tokio Marine Holdings, Inc.	3,100	101,078
Travelers Cos., Inc.	1,600	135,632
Tryg A/S	292	26,880
Vienna Insurance Group AG	130	6,674
Willis Group Holdings PLC (A)	1,000	43,330
XL Group PLC - Class A	2,500	77,050
Zurich Insurance Group AG (H)	509	131,084
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (H)	1,500	468,960
Liberty Interactive Corp. - Series A (H)	2,000	46,940
priceline.com, Inc. (H)	200	202,190
Rakuten, Inc.	3,073	46,426

	Shares	Value
Internet Software & Services - 0.5%
DeNA Co., Ltd. (A)	410	$ 8,334
eBay, Inc. (H)	4,200	234,318
Facebook, Inc. - Class A (H)	6,000	301,440
Google, Inc. - Class A (H)	1,100	963,501
Gree, Inc. (A)	1,700	13,231
LinkedIn Corp. - Class A (A) (H)	500	123,030
Yahoo Japan Corp. (A)	4,100	23,233
Yahoo! Inc. (H)	4,200	139,272
IT Services - 0.7%
Accenture PLC - Class A	2,300	169,372
Amadeus IT Holding SA - Class A	1,507	53,415
AtoS	13	1,015
Automatic Data Processing, Inc.	2,100	151,998
Capital Gemini SA	492	29,267
CGI Group, Inc. - Class A (H)	1,300	45,624
Cognizant Technology Solutions Corp. - Class A (H)	1,600	131,392
Computershare, Ltd.	1,070	9,902
Fidelity National Information Services, Inc.	1,100	51,084
Fiserv, Inc. (H)	500	50,525
Fujitsu, Ltd. (H)	7,000	26,065
International Business Machines Corp.	4,600	851,828
ITOCHU Techno-Solutions Corp. (A)	400	14,202
Mastercard, Inc. - Class A	400	269,112
Nomura Research Institute, Ltd. (A)	1,500	52,037
NTT Data Corp.	400	13,449
Paychex, Inc. (A)	1,200	48,768
Teradata Corp. (H)	1,500	83,160
Visa, Inc. - Class A (A)	2,200	420,420
Western Union Co. (A)	2,100	39,186
Leisure Equipment & Products - 0.1%
Mattel, Inc.	2,600	108,836
Namco Bandai Holdings, Inc. (A)	1,400	26,136
Nikon Corp. (A)	1,200	20,913
Sankyo Co., Ltd. (A)	300	14,634
Sega Sammy Holdings, Inc. (A)	600	17,268
Shimano, Inc.	200	17,844
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	143,500
QIAGEN NV (H)	1,900	40,960
Thermo Fisher Scientific, Inc. (A)	1,500	138,225
Machinery - 0.8%
Alfa Laval AB	1,076	25,968
Amada Co., Ltd. (A)	3,000	26,950
Andritz AG	300	17,636
Atlas Copco AB - Class A	2,427	71,073
Atlas Copco AB - Class B	1,598	42,221
Caterpillar, Inc. (A)	2,300	191,751
CNH Industrial NV	3,146	40,348
Cummins, Inc.	1,300	172,731
Deere & Co. (A)	1,600	130,224
Dover Corp.	1,300	116,779
FANUC Corp. (A)	800	131,929
GEA Group AG	1,022	41,969
Hino Motors, Ltd. (A)	2,000	29,381
Hitachi Construction Machinery Co., Ltd. (A)	200	4,466
IHI Corp. (A)	5,000	21,008
Illinois Tool Works, Inc. - Class A (A)	1,800	137,286
Ingersoll-Rand PLC	2,700	175,338
Joy Global, Inc. (A)	500	25,520
JTEKT Corp.	1,200	16,383
Kawasaki Heavy Industries, Ltd.	15,000	64,856
Komatsu, Ltd. (A)	4,000	99,252

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Machinery (continued)
Kone OYJ - Class B	744	$ 66,380
Kubota Corp.	5,000	72,079
Kurita Water Industries, Ltd. (A)	500	10,596
Makita Corp. (A)	300	17,397
MAN SE	321	38,276
Metso OYJ	455	17,876
Mitsubishi Heavy Industries, Ltd. (A)	11,000	63,004
Nabtesco Corp.	600	14,601
NGK Insulators, Ltd. (A)	1,400	21,193
NSK, Ltd. (A)	2,000	20,367
PACCAR, Inc.	2,800	155,848
Parker Hannifin Corp.	1,400	152,208
Pentair, Ltd.	263	17,079
Sandvik AB	3,623	50,060
Scania AB - Class B	970	20,783
Schindler Holding AG	200	29,060
SembCorp Marine, Ltd. (A)	4,000	14,443
SKF AB - Class B	2,461	68,507
SMC Corp. (A)	200	47,490
Stanley Black & Decker, Inc.	1,700	153,969
Sumitomo Heavy Industries, Ltd. (A)	4,000	18,149
THK Co., Ltd. (A)	1,000	22,117
Vallourec SA	994	59,531
Volvo AB - Class B	7,096	106,274
Wartsila OYJ Abp	587	26,508
Weir Group PLC	2,900	109,389
Yangzijiang Shipbuilding Holdings, Ltd. (A)	14,000	12,220
Marine - 0.0% (D)
A.P. Moller - Maersk A/S - Class A	1	8,648
A.P. Moller - Maersk A/S - Class B	3	27,507
Keuhne & Nagel International AG	443	58,048
Mitsui OSK Lines, Ltd. (A) (H)	3,000	13,521
Nippon Yusen KK (A)	11,000	34,691
Orient Overseas International, Ltd.	3,000	17,619
Media - 1.1%
Axel Springer AG (A)	700	38,931
British Sky Broadcasting Group PLC	4,495	63,310
CBS Corp. - Class B	1,500	82,740
Comcast Corp. - Class A	8,900	401,835
Comcast Corp. - Special Class A	1,500	65,055
Dentsu, Inc. (A)	1,300	49,331
DIRECTV (H)	2,500	149,375
Discovery Communications, Inc. - Series A (A) (H)	2,000	168,840
DISH Network Corp. - Class A	3,200	144,032
Eutelsat Communications SA	1,278	40,405
JCDecaux SA	1,315	48,416
Kabel Deutschland Holding AG (A)	800	101,734
Lagardere SCA	1,800	58,455
Liberty Global PLC (H)	2,200	174,570
Liberty Media Corp. - Class A (H)	600	88,290
News Corp. - Class A (A) (H)	1,524	24,476
Omnicom Group, Inc.	2,300	145,912
Pearson PLC	2,730	55,554
Publicis Groupe SA	701	55,782
Reed Elsevier NV	3,606	72,517
Reed Elsevier PLC	6,093	82,167
Scripps Networks Interactive, Inc. - Class A (A)	900	70,299
SES SA	872	24,950
Shaw Communications, Inc. - Class B (A)	2,200	51,089
Singapore Press Holdings, Ltd. (A)	7,000	22,933
Sirius XM Radio, Inc. (A)	37,874	146,572
Telenet Group Holding NV	200	9,958
Thomson Reuters Corp. - Class B	900	31,472
Time Warner Cable, Inc.	1,300	145,080

	Shares	Value
Media (continued)
Time Warner, Inc.	3,500	$ 230,335
Toho Co., Ltd.	1,100	22,896
Twenty-First Century Fox, Inc.	6,100	204,350
Twenty-First Century Fox, Inc. - Class B	1,900	63,460
Viacom, Inc. - Class B	1,200	100,296
Vivendi SA	5,666	130,348
Walt Disney Co. - Class A	7,200	464,328
Wolters Kluwer NV	700	18,045
WPP PLC - Class A	3,710	76,278
Metals & Mining - 0.8%
Agnico Eagle Mines, Ltd.	600	15,891
Alcoa, Inc. (A)	12,400	100,688
Anglo American PLC	4,851	119,213
Antofagasta PLC - Class A	5,815	77,053
ArcelorMittal (A)	4,057	55,763
Barrick Gold Corp.	4,200	78,206
BHP Billiton PLC	7,679	226,254
BHP Billiton, Ltd.	13,601	453,483
Boliden AB	1,192	17,861
Daido Steel Co., Ltd. (A)	1,900	11,134
Eldorado Gold Corp. - Class A	5,200	35,086
First Quantum Minerals, Ltd.	3,948	73,514
Fortescue Metals Group, Ltd. (A)	11,892	52,697
Franco-Nevada Corp.	500	22,683
Freeport-McMoRan Copper & Gold, Inc.	3,400	112,472
Fresnillo PLC	4,101	64,599
Glencore Xstrata PLC (H)	40,302	219,680
Goldcorp, Inc.	2,900	75,453
Hitachi Metals, Ltd. (A)	1,400	17,148
Iluka Resources, Ltd. (A)	5,315	56,823
JFE Holdings, Inc. (A)	2,100	54,329
Kinross Gold Corp.	6,433	32,413
Kobe Steel, Ltd. (H)	9,000	16,664
Mitsubishi Materials Corp. (A)	4,000	16,481
New Gold, Inc. (H)	2,650	15,796
Newcrest Mining, Ltd.	3,252	35,495
Newmont Mining Corp. (A)	2,100	59,010
Nippon Steel & Sumitomo Metal Corp.	31,000	105,021
Norsk Hydro ASA (A)	3,792	15,721
Nucor Corp. (A)	1,000	49,020
Randgold Resources, Ltd.	700	50,440
Rio Tinto PLC	4,842	236,964
Rio Tinto, Ltd.	1,626	93,653
Silver Wheaton Corp.	1,500	37,163
Sumitomo Metal Mining Co., Ltd. (A)	2,000	28,201
Teck Resources, Ltd. - Class B (A)	2,100	56,432
ThyssenKrupp AG (H)	1,549	37,050
Turquoise Hill Resources, Ltd. (H)	6,045	26,702
Voestalpine AG	563	26,921
Yamana Gold, Inc. (A)	3,200	33,272
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	47,903
Ameren Corp. (A)	1,100	38,324
Canadian Utilities, Ltd. - Class A	600	20,638
CenterPoint Energy, Inc.	1,900	45,543
Centrica PLC	21,915	131,163
CMS Energy Corp. (A)	3,100	81,592
Consolidated Edison, Inc.	1,600	88,224
Dominion Resources, Inc.	2,400	149,952
DTE Energy Co.	700	46,186
E.ON SE	6,554	116,596
GDF Suez	5,410	135,912
National Grid PLC - Class B	12,893	152,474
NiSource, Inc. - Class B	3,000	92,670
PG&E Corp.	3,100	126,852
Public Service Enterprise Group, Inc.	1,200	39,516

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Multi-Utilities (continued)
RWE AG	1,736	$ 59,042
SCANA Corp. (A)	1,500	69,060
Sempra Energy	1,090	93,304
Suez Environnement Co.	1,600	25,953
United Utilities Group PLC	8,508	95,176
Veolia Environnement SA	1,382	23,604
Wisconsin Energy Corp. (A)	1,300	52,494
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A (A)	800	70,855
Dollar General Corp. (H)	2,500	141,150
Dollar Tree, Inc. (A) (H)	800	45,728
Family Dollar Stores, Inc.	700	50,414
Isetan Mitsukoshi Holdings, Ltd. (A)	1,200	17,751
Kohl’s Corp. (A)	800	41,400
Macy’s, Inc.	3,200	138,464
Marks & Spencer Group PLC	13,300	106,925
Next PLC	1,400	116,949
Nordstrom, Inc. (A)	700	39,340
Target Corp. (A)	2,300	147,154
Office Electronics - 0.1%
Brother Industries, Ltd. (A)	2,200	24,754
Canon, Inc. (A)	4,800	152,846
Konica Minolta, Inc.	1,500	12,575
Ricoh Co., Ltd. (A)	2,000	23,012
Xerox Corp.	4,800	49,392
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	1,800	167,382
Apache Corp.	1,400	119,196
ARC Resources, Ltd. (A)	1,000	25,504
Athabasca Oil Corp. - Class A (H)	1,900	14,480
Baytex Energy Corp. (A)	900	37,143
BG Group PLC	14,369	274,608
BP PLC	80,568	564,899
Cameco Corp. - Class A	2,400	43,291
Canadian Natural Resources, Ltd.	4,000	125,703
Canadian Oil Sands, Ltd.	3,700	71,697
Cenovus Energy, Inc. (A)	2,700	80,577
Chesapeake Energy Corp. (A)	7,000	181,160
Chevron Corp.	8,300	1,008,450
Cobalt International Energy, Inc. (H)	2,300	57,178
Concho Resources, Inc. (A) (H)	401	43,633
ConocoPhillips (A)	4,400	305,844
CONSOL Energy, Inc.	1,100	37,015
Continental Resources, Inc. - Class B (A) (H)	1,482	158,959
Crescent Point Energy Corp. (A)	1,300	49,221
Denbury Resources, Inc. (H)	500	9,205
Devon Energy Corp. - Class A	900	51,984
Enbridge, Inc.	3,300	137,824
EnCana Corp. (A)	3,100	53,570
ENI SpA - Class B	10,808	247,836
EOG Resources, Inc.	1,100	186,208
Exxon Mobil Corp.	19,815	1,704,883
Galp Energia SGPS SA - Class B	1,035	17,215
Hess Corp.	2,600	201,084
Husky Energy, Inc. (A)	2,700	77,641
Idemitsu Kosan Co., Ltd.	100	8,647
Imperial Oil, Ltd.	1,300	57,084
INPEX Corp.	3,200	37,699
Japan Petroleum Exploration Co. (A)	300	12,880
JX Holdings, Inc.	8,000	41,426
Kinder Morgan Management LLC (H)	756	56,670
Kinder Morgan, Inc.	3,325	118,270
Koninklijke Vopak NV	738	42,287
Lundin Petroleum AB (H)	1,096	23,637
Marathon Oil Corp.	1,600	55,808

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	1,000	$ 64,320
MEG Energy Corp. (H)	1,600	55,205
Murphy Oil Corp. (A)	700	42,224
Neste Oil OYJ	697	15,417
Noble Energy, Inc.	2,600	174,226
Occidental Petroleum Corp.	2,900	271,266
OMV AG	597	29,479
Origin Energy, Ltd.	2,554	33,595
Pacific Rubiales Energy Corp.	2,500	49,366
Peabody Energy Corp. (A)	1,200	20,700
Pembina Pipeline Corp. (A)	1,000	33,144
Penn West Petroleum, Ltd. (A)	4,300	47,715
Phillips 66	2,500	144,550
Pioneer Natural Resources Co. (A)	1,200	226,560
Range Resources Corp. (A)	600	45,534
Repsol SA - Class A	3,228	80,025
Royal Dutch Shell PLC - Class A	15,681	517,874
Royal Dutch Shell PLC - Class B	11,229	388,023
Santos, Ltd.	6,203	87,265
Showa Shell Sekiyu KK (A)	200	2,234
Southwestern Energy Co. (A) (H)	1,200	43,656
Spectra Energy Corp. (A)	4,600	157,458
Statoil ASA	4,735	107,484
Talisman Energy, Inc.	4,400	50,491
TonenGeneral Sekiyu KK (A)	3,000	27,682
Total SA	8,976	520,882
Tourmaline Oil Corp. (H)	824	33,478
TransCanada Corp. (A)	2,600	114,218
Tullow Oil PLC	2,114	35,045
Valero Energy Corp.	1,600	54,640
Vermilion Energy, Inc. (A)	500	27,484
Whitehaven Coal, Ltd. - Class B (A) (H)	10,100	18,939
Williams Cos., Inc.	1,500	54,540
Woodside Petroleum, Ltd.	2,350	83,988
Paper & Forest Products - 0.1%
International Paper Co.	3,700	165,760
OJI Holdings Corp. (A)	3,000	14,040
Stora Enso OYJ - Class R	2,963	25,113
UPM-Kymmene OYJ (A)	1,888	26,129
Personal Products - 0.1%
Beiersdorf AG	486	43,157
Estee Lauder Cos., Inc. - Class A	1,900	132,810
L’Oreal SA	986	169,340
Shiseido Co., Ltd. (A)	900	16,152
Pharmaceuticals - 2.2%
AbbVie, Inc. - Class G	6,700	299,691
Actavis, Inc. (A) (H)	1,300	187,200
Allergan, Inc.	1,100	99,495
Astellas Pharma, Inc. (A)	1,900	96,648
AstraZeneca PLC	4,630	241,018
Bayer AG	3,529	416,120
Bristol-Myers Squibb Co.	6,100	282,308
Chugai Pharmaceutical Co., Ltd.	700	14,343
Daiichi Sankyo Co., Ltd. (A)	2,400	43,412
Dainippon Sumitomo Pharma Co., Ltd. (A)	2,000	27,183
Eisai Co., Ltd. (A)	900	36,533
Eli Lilly & Co.	3,800	191,254
Forest Laboratories, Inc. (H)	1,100	47,069
GlaxoSmithKline PLC	21,269	536,285
Hisamitsu Pharmaceutical Co., Inc. (A)	300	16,725
Hospira, Inc. (A) (H)	200	7,844
Johnson & Johnson	11,594	1,005,084
Kyowa Hakko Kirin Co., Ltd. (A)	1,300	13,331
Merck & Co., Inc.	12,900	614,169
Merck KGaA	321	50,092
Mitsubishi Tanabe Pharma Corp. (A)	2,000	28,018

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Mylan, Inc. (H)	1,800	$ 68,706
Novartis AG	9,728	747,604
Novo Nordisk A/S - Class B	1,726	293,036
Ono Pharmaceutical Co., Ltd. (A)	200	12,269
Orion OYJ - Class B	552	13,905
Otsuka Holdings Co., Ltd. (A)	1,300	37,640
Perrigo Co. (A)	400	49,352
Pfizer, Inc.	31,700	910,107
Roche Holding AG	2,925	788,862
Sanofi	5,064	513,607
Santen Pharmaceutical Co., Ltd. (A)	500	24,238
Shionogi & Co., Ltd. (A)	1,000	20,968
Shire PLC	2,902	116,418
Taisho Pharmaceutical Holdings Co., Ltd. (A)	201	13,230
Takeda Pharmaceutical Co., Ltd. (A)	3,300	155,608
Teva Pharmaceutical Industries, Ltd.	3,598	135,485
UCB SA	405	24,650
Valeant Pharmaceuticals International, Inc. (H)	1,200	125,120
Zoetis, Inc. - Class A	2,080	64,730
Professional Services - 0.1%
Adecco SA (H)	1,094	77,905
Bureau Veritas SA	784	24,713
Capita PLC	4,652	75,010
Experian Group, Ltd.	3,140	59,831
Intertek Group PLC	1,100	58,855
Nielsen Holdings NV	2,790	101,695
SGS SA	28	66,846
Verisk Analytics, Inc. - Class A (H)	800	51,968
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp. (A)	1,500	33,855
American Tower Corp. - Class A	1,400	103,782
Annaly Capital Management, Inc. (A)	7,800	90,324
Ascendas Real Estate Investment Trust (A)	8,000	14,539
AvalonBay Communities, Inc. (A)	300	38,127
Boston Properties, Inc. (A)	1,200	128,280
British Land Co., PLC	8,400	78,533
CapitaCommercial Trust (A)	11,000	12,714
CapitaMall Trust	7,000	10,936
CFS Retail Property Trust Group	15,200	28,360
Corio NV	1,304	56,178
Dexus Property Group	59,000	55,316
Digital Realty Trust, Inc. (A)	500	26,550
Equity Residential	2,300	123,211
Federal Realty Investment Trust	500	50,725
Fonciere Des Regions	400	33,177
Gecina SA	205	26,217
General Growth Properties, Inc.	6,114	117,939
Goodman Group	6,635	30,206
GPT Group	7,080	22,985
HCP, Inc.	3,100	126,945
Health Care REIT, Inc.	700	43,666
Host Hotels & Resorts, Inc.	7,000	123,690
ICADE	493	45,026
Japan Real Estate Investment Corp. (A)	3	35,037
Japan Retail Fund Investment Corp. - Class A (A)	8	16,457
Kimco Realty Corp. (A)	1,900	38,342
Klepierre	583	25,278
Land Securities Group PLC	4,245	63,156
Link	8,000	39,248
Macerich Co. - Class A	600	33,864
Mirvac Group	20,200	32,790
Nippon Building Fund, Inc. (A)	2	24,823
Public Storage	1,000	160,550

	Shares	Value
Real Estate Investment Trusts (continued)
RioCan Real Estate Investment Trust	800	$ 18,873
Simon Property Group, Inc.	1,100	163,053
SL Green Realty Corp.	700	62,188
Stockland	15,671	56,577
Unibail-Rodamco SE	369	91,554
Ventas, Inc.	2,200	135,300
Vornado Realty Trust - Class A	1,300	109,278
Westfield Group	7,948	81,636
Westfield Retail Trust	9,225	25,560
Weyerhaeuser Co.	1,800	51,534
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A	600	17,787
Brookfield Asset Management, Inc. - Class A	2,000	74,831
Brookfield Office Properties, Inc.	2,600	49,827
CapitaLand, Ltd.	11,000	27,093
Cheung Kong Holdings, Ltd.	6,000	91,131
City Developments, Ltd. (A)	1,362	11,128
Daito Trust Construction Co., Ltd. (A)	200	19,960
Daiwa House Industry Co., Ltd. (A)	2,000	37,601
Global Logistic Properties, Ltd. - Class L	13,000	29,947
Hang Lung Properties, Ltd.	13,000	44,418
Henderson Land Development Co., Ltd.	4,400	27,174
Hulic Co., Ltd. (A)	3,500	52,271
Hysan Development Co., Ltd.	4,389	19,580
IMMOFINANZ AG (H)	3,896	17,009
Keppel Land, Ltd.	8,000	22,574
Kerry Properties, Ltd.	3,000	12,765
Mitsubishi Estate Co., Ltd. (A)	5,200	153,204
Mitsui Fudosan Co., Ltd.	3,200	107,269
New World Development Co., Ltd.	11,000	16,509
Nomura Real Estate Holdings, Inc.	700	17,198
Sino Land Co., Ltd.	15,200	22,342
Sumitomo Realty & Development Co., Ltd. (A)	1,900	89,979
Sun Hung Kai Properties, Ltd.	6,000	81,383
Swire Pacific, Ltd. - Series A	2,500	29,945
Swire Properties, Ltd.	8,000	22,589
Tokyu Land Corp. (A)	4,000	41,548
UOL Group, Ltd.	4,000	19,609
Wharf Holdings, Ltd.	6,000	51,948
Wheelock & Co., Ltd.	4,000	21,248
Road & Rail - 0.3%
Aurizon Holdings, Ltd.	13,914	60,748
Canadian National Railway Co.	1,600	162,120
Canadian Pacific Railway, Ltd.	700	86,368
Central Japan Railway Co.	618	79,093
ComfortDelGro Corp., Ltd.	7,000	10,992
CSX Corp.	2,400	61,776
DSV A/S	915	25,958
East Japan Railway Co. (A)	1,400	120,210
Hankyu Hanshin Holdings, Inc.	2,900	16,079
Kansas City Southern (A)	500	54,680
Keikyu Corp. (A)	3,000	28,323
Keio Corp. (A)	2,000	14,324
Keisei Electric Railway Co., Ltd. (A)	1,600	16,636
Kintetsu Corp. (A)	7,000	26,064
MTR Corp., Ltd.	4,000	15,833
Nippon Express Co., Ltd. (A)	3,000	15,016
Norfolk Southern Corp.	800	61,880
Odakyu Electric Railway Co., Ltd. (A)	2,000	19,838
Tobu Railway Co., Ltd. (A)	4,000	21,079
Tokyu Corp. (A)	3,000	21,364
Union Pacific Corp.	1,700	264,078
West Japan Railway Co.	720	30,801

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp. (A)	1,200	$ 13,807
Altera Corp.	1,100	40,876
Analog Devices, Inc. - Class A	1,000	47,050
Applied Materials, Inc. - Class A	9,700	170,138
ARM Holdings PLC	6,042	96,445
ASM Pacific Technology, Ltd.	1,178	11,923
ASML Holding NV	1,528	150,902
Avago Technologies, Ltd. - Class A	1,100	47,432
Broadcom Corp. - Class A	3,300	85,833
Infineon Technologies AG	3,649	36,506
Intel Corp. (A)	21,300	488,196
KLA-Tencor Corp.	700	42,595
Marvell Technology Group, Ltd. (A)	2,500	28,750
Maxim Integrated Products, Inc. - Class A	1,300	38,740
NVIDIA Corp.	4,100	63,796
ROHM Co., Ltd. (A)	900	36,899
STMicroelectronics NV - Class B	4,800	44,268
Texas Instruments, Inc.	4,200	169,134
Tokyo Electron, Ltd. (A)	600	32,107
Xilinx, Inc.	1,100	51,546
Software - 0.9%
Activision Blizzard, Inc.	9,100	151,697
Adobe Systems, Inc. (H)	4,000	207,760
Autodesk, Inc. (H)	900	37,053
CA, Inc.	1,500	44,505
Citrix Systems, Inc. (H)	1,300	91,793
Dassault Systemes SA	242	32,307
Intuit, Inc. (A)	2,300	152,513
Konami Corp. (A)	1,200	27,664
Microsoft Corp.	33,800	1,125,878
Nexon Co., Ltd.	2,400	29,202
NICE Systems, Ltd.	171	7,046
Nintendo Co., Ltd. (A)	400	45,292
Oracle Corp.	16,800	557,256
Oracle Corp.	300	11,170
Red Hat, Inc. (A) (H)	600	27,684
Sage Group PLC	7,890	42,126
Salesforce.com, Inc. (A) (H)	3,600	186,876
SAP AG	3,935	291,034
Symantec Corp.	6,900	170,775
Trend Micro, Inc. (A)	400	14,873
VMware, Inc. - Class A (A) (H)	1,100	88,990
Specialty Retail - 0.6%
ABC-Mart, Inc.	400	19,472
AutoZone, Inc. (A) (H)	300	126,819
Bed Bath & Beyond, Inc. (H)	1,800	139,248
Fast Retailing Co., Ltd. (A)	200	74,978
Gap, Inc. - Class A	4,000	161,120
Hennes & Mauritz AB - Class B	3,974	172,584
Home Depot, Inc.	6,500	493,025
Inditex SA	932	143,612
Kingfisher PLC	10,833	67,677
L Brands, Inc. (A)	800	48,880
Lowe’s Cos., Inc.	4,500	214,245
Nitori Holdings Co., Ltd.	450	41,202
O’Reilly Automotive, Inc. (H)	400	51,036
PetSmart, Inc. - Class A (A)	800	61,008
Ross Stores, Inc.	600	43,680
Sanrio Co., Ltd. (A)	300	18,404
Shimamura Co., Ltd.	300	29,818
Staples, Inc. (A)	2,500	36,625
Tiffany & Co.	500	38,310
TJX Cos., Inc.	2,700	152,253
USS Co., Ltd. (A)	2,700	39,033
Yamada Denki Co., Ltd. (A)	7,200	21,242

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Adidas AG	924	$ 100,228
Burberry Group PLC	5,118	135,386
Christian Dior SA	182	35,689
CIE Financiere Richemont SA	1,908	191,148
Coach, Inc. - Class A (A)	2,400	130,872
Fossil Group, Inc. (A) (H)	320	37,197
Gildan Activewear, Inc. - Class A	600	27,843
Hugo Boss AG - Class A	400	51,744
Kering	240	53,784
Li & Fung, Ltd. (A)	20,000	29,088
Lululemon Athletica, Inc. (A) (H)	234	17,103
Luxottica Group SpA	871	46,332
LVMH Moet Hennessy Louis Vuitton SA	1,061	208,990
Michael Kors Holdings, Ltd. (H)	830	61,852
NIKE, Inc. - Class B	2,600	188,864
Ralph Lauren Corp. - Class A	700	115,311
Swatch Group AG	346	128,193
V.F. Corp. (A)	700	139,335
Tobacco - 0.5%
Altria Group, Inc.	7,400	254,190
British American Tobacco PLC	8,243	437,236
Imperial Tobacco Group PLC	3,581	132,584
Japan Tobacco, Inc.	4,678	167,997
Lorillard, Inc. (A)	2,100	94,038
Philip Morris International, Inc.	7,200	623,448
Reynolds American, Inc. - Class A	3,000	146,340
Swedish Match AB	871	30,738
Trading Companies & Distributors - 0.3%
Brenntag AG	300	49,941
Bunzl PLC	2,400	51,986
Fastenal Co. (A)	2,700	135,675
Finning International, Inc.	1,900	43,698
ITOCHU Corp. (A)	6,000	73,371
Marubeni Corp. (A)	6,400	50,265
Mitsubishi Corp. (A)	5,900	119,207
Mitsui & Co., Ltd. (A)	7,400	107,354
Noble Group, Ltd.	31,000	22,980
Rexel SA	1,700	43,237
Sojitz Corp. (A)	11,500	22,463
Sumitomo Corp. (A)	4,100	55,142
Toyota Tsusho Corp.	600	15,651
Wolseley PLC	1,271	65,782
WW Grainger, Inc.	600	157,026
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (A)	2,417	46,971
Aeroports de Paris - Class A	224	23,452
Atlantia SpA (A)	2,254	45,832
Auckland International Airport, Ltd.	5,174	14,246
Hutchison Port Holdings Trust	36,000	28,080
Kamigumi Co., Ltd.	2,000	16,969
Sydney Airport	1,264	4,634
Transurban Group	8,871	56,275
Water Utilities - 0.0% (D)
American Water Works Co., Inc.	1,100	45,408
Severn Trent PLC	1,500	42,812
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (H)	1,500	109,545
KDDI Corp.	2,280	116,905
Millicom International Cellular SA - Class B SDR	229	20,222
NTT DOCOMO, Inc. (A)	6,500	105,275
Rogers Communications, Inc. - Class B	1,700	73,096
SBA Communications Corp. - Class A (A) (H)	700	56,322

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Wireless Telecommunication Services (continued)
Softbank Corp.	4,100	$ 283,219
Sprint Corp. (H)	4,100	25,461
StarHub, Ltd. (A)	2,000	6,839
Tele2 AB - Class B	1,910	24,430
Vodafone Group PLC	208,894	730,466

Total Common Stocks (cost $100,992,191)		126,210,817

RIGHTS - 0.0% (D)
Commercial Banks - 0.0% (D)
Banco Bilbao Vizcaya Argentaria SA (H)	22,763	3,110
Barclays PLC (H)	12,982	16,971
Hotels, Restaurants & Leisure - 0.0%
New Hotel (H) (I)	138	0
Transportation Infrastructure - 0.0% (D)
Abertis Infraestructuras SA (A) (H)	2,417	2,351

Total Rights (cost $4,877)		22,432

INVESTMENT COMPANIES - 0.5%
Capital Markets - 0.5%
iShares MSCI EAFE Index Fund	12,763	814,152
SPDR S&P 500 ETF Trust	6,556	1,102,063

Total Investment Companies (cost $1,882,326)		1,916,215

	Contracts	Value
PURCHASED OPTIONS - 0.0% (D)
Put Options - 0.0% (D)
EURO STOXX 50 Index
Index Value EUR 2,600.00
Expires 10/18/2013	164	7,765
S&P 500 Index
Index Value $ 1,610.00
Expires 10/19/2013	23	14,950
S&P 500 Index
Index Value $ 1,625.00
Expires 10/19/2013	35	26,600

Total Purchased Options (cost $220,926)		49,315

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)	44,693,603	44,693,603

Total Securities Lending Collateral (cost $44,693,603)		44,693,603

	Principal	Value
REPURCHASE AGREEMENT - 23.9%
State Street Bank & Trust Co. 0.01% (G), dated 09/30/2013, to be repurchased at $88,897,924 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 01/15/2039 - 01/25/2039, and with a total value of $90,676,392.	$ 88,897,900	88,897,900

Total Repurchase Agreement (cost $88,897,900)		88,897,900

Total Investment Securities (cost $405,474,607) (J)		432,594,414
Other Assets and Liabilities - Net		(60,478,164)

Net Assets		$ 372,116,250

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (K)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI AC Far East ex Japan	USD-1M-LIBOR BBA	10/24/2014	BOA	$7,588	$ (46,002)	$ 0	$ (46,002)

FUTURES CONTRACTS: (L)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Government of Canada Bond	Long	2	12/18/2013	$3,451
10-Year JGB Mini	Long	15	12/10/2013	12,791
10-Year U.S. Treasury Note	Long	140	12/19/2013	373,138
30-Year U.S. Treasury Bond	Long	41	12/19/2013	121,771
5-Year U.S. Treasury Note	Long	35	12/31/2013	54,085
EURO STOXX 50 Index	Long	45	12/20/2013	1,595
German Euro BOBL	Long	8	12/06/2013	12,541
German Euro Bund	Long	4	12/06/2013	10,573
German Euro BUXL	Long	1	12/06/2013	1,568
Hang Seng Index	Short	(5)	10/30/2013	10,157
MSCI EAFE Mini Index	Long	4	12/20/2013	2,468
S&P 500 E-Mini Index	Long	54	12/20/2013	(24,484)
S&P TSX 60 Index	Short	(2)	12/19/2013	1,355
SPI 200 Index	Long	1	12/19/2013	(772)
TOPIX Index	Long	13	12/12/2013	43,754
U.K. Long Gilt Bond	Long	4	12/27/2013	13,917
Ultra Long U.S. Treasury Bond	Long	39	12/19/2013	199,621

				$837,529

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	(888,000)	12/17/2013	$(820,008)	$(4,201)
CAD	RBC	(358,000)	12/17/2013	(345,288)	(1,585)
CHF	BNP	393,000	12/17/2013	428,563	6,297
EUR	GSC	(275,000)	12/17/2013	(367,010)	(5,100)
EUR	RBS	(482,000)	12/17/2013	(641,879)	(10,328)
EUR	SSB	(1,014,000)	12/17/2013	(1,345,385)	(26,686)
GBP	RBS	(860,000)	12/17/2013	(1,348,858)	(42,599)
GBP	RBS	(226,000)	12/17/2013	(359,252)	(6,410)
JPY	BNP	(51,119,000)	12/17/2013	(523,507)	3,172
JPY	GSC	(112,895,000)	12/17/2013	(1,124,452)	(24,694)
JPY	RBS	(40,197,000)	12/17/2013	(402,201)	(6,961)

					$(119,095)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

INVESTMENTS BY COUNTRY:	Percentage of Total Investment Securities		Value
United States	54.0%		$233,734,295
United Kingdom	3.0		12,889,761
Japan	2.7		11,473,765
Canada	1.2		5,351,028
France	1.2		5,298,289
Germany	1.2		5,204,586
Switzerland	1.1		4,884,452
Australia	1.1		4,590,734
Netherlands	0.4		1,856,612
Spain	0.4		1,847,508
Sweden	0.4		1,730,952
Supranational	0.4		1,607,329
Hong Kong	0.4		1,586,022
Italy	0.3		1,107,185
Mexico	0.2		844,687
Singapore	0.2		834,345
Belgium	0.2		731,600
Denmark	0.1		596,377
Israel	0.1		574,538
Austria	0.1		495,894
Finland	0.1		481,318
Norway	0.1		373,961
Cayman Islands	0.1		255,236
Bermuda	0.1		216,634
Ireland	0.0	(D)	184,623
Portugal	0.0	(D)	93,416
New Zealand	0.0	(D)	67,929
Luxembourg	0.0	(D)	65,969
Greece	0.0	(D)	23,866

Investment Securities, at Value	69.1		299,002,911
Short-Term Investments	30.9		133,591,503

Total Investments	100.0%		$432,594,414

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $43,491,277. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Non-income producing security.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $26,515, or 0.01% of the portfolio’s net assets.
(J)	Aggregate cost for federal income tax purposes is $405,474,607. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $31,521,914 and $4,402,107, respectively. Net unrealized appreciation for tax purposes is $27,119,807.
(K)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(L)	Cash in the amount of $1,020,053 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt
SSB	State Street Bank & Trust Co.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$75,409,061	$—	$75,409,061
U.S. Government Agency Obligations	—	52,252,027	—	52,252,027
Foreign Government Obligations	—	2,804,486	—	2,804,486
Mortgage-Backed Securities	—	2,776,029	—	2,776,029
Municipal Government Obligation	—	150,380	—	150,380
Preferred Corporate Debt Security	—	94,300	—	94,300
Corporate Debt Securities	—	36,463,197	—	36,463,197
Convertible Bonds	—	224,869	—	224,869
Convertible Preferred Stocks	235,987	117,631	—	353,618
Preferred Stocks	114,815	161,350	—	276,165
Common Stocks	73,072,540	53,138,277	—	126,210,817
Rights
Commercial Banks	—	20,081	—	20,081
Hotels, Restaurants & Leisure	—	—	0	0
Transportation Infrastructure	—	2,351	—	2,351
Investment Companies	1,916,215	—	—	1,916,215
Purchased Options	49,315	—	—	49,315
Securities Lending Collateral	44,693,603	—	—	44,693,603
Repurchase Agreement	—	88,897,900	—	88,897,900

Total Investment Securities	$120,082,475	$312,511,939	$—	$432,594,414

Derivative Financial Instruments
Futures Contracts (N)	$862,785	$—	$—	$862,785
Forward Foreign Currency Contracts (N)	—	9,469	—	9,469

Total Derivative Financial Instruments	$862,785	$9,469	$—	$872,254

Other Assets (O)
Cash	$386	$—	$—	$386
Cash on Deposit with Broker	1,020,053	—	—	1,020,053
Foreign Currency	378,173	—	—	378,173

Total Other Assets	$1,398,612	$—	$—	$1,398,612

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (N)	$—	$(46,002)	$—	$(46,002)
Futures Contracts (N)	(25,256)	—	—	(25,256)
Forward Foreign Currency Contracts (N)	—	(128,564)	—	(128,564)

Total Derivative Financial Instruments	$(25,256)	$(174,566)	$—	$(199,822)

Other Liabilities (O)
Collateral for Securities on Loan	$(44,693,603)	$—	$—	$(44,693,603)

Total Other Liabilities	$(44,693,603)	$—	$—	$(44,693,603)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (P)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3 (R)	Transfers out of Level 3	Ending Balance at September 30, 2013 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (Q)
Common Stocks	$825	$—	$—	$—	$(10,721)	$9,896	$—	$—	$—	$—
Rights	0	—	(115)	—	115	—	0	—	0	—

Total	$825	$—	$(115)	$—	$(10,606)	$9,896	$0	$—	$0	$—

(P)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Transferred into Level 3 because of unavailability of observable inputs.
(S)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
Alternative Investments - 2.4%
Transamerica MLP & Energy Income (A)	4,178,782	$ 41,996,755
Fixed Income - 53.6%
Transamerica Aegon U.S. Government Securities VP (B)	3,184,170	39,292,659
Transamerica Core Bond (A)	12,147,177	125,115,926
Transamerica Emerging Markets Debt (A)	2,792,016	29,595,368
Transamerica High Yield Bond (A)	4,711,668	45,514,712
Transamerica ING Intermediate Bond VP (B) (C)	400,000	3,848,000
Transamerica ING Limited Maturity Bond VP (B) (C)	7,100,000	70,858,000
Transamerica International Bond (A)	530,654	5,211,021
Transamerica Money Market (A)	78,459,617	78,459,617
Transamerica PIMCO Total Return VP (B)	12,805,030	145,465,141
Transamerica Short-Term Bond (A)	36,851,824	376,994,161
Global/International Equity - 4.9%
Transamerica Clarion Global Real Estate Securities VP (B)	1,076,959	12,481,954
Transamerica Developing Markets Equity (A)	1,352,472	15,932,124
Transamerica Income & Growth (A)	3,660,445	39,313,182
Transamerica International Equity (A)	63,492	1,136,508
Transamerica International Small Cap (A)	468,299	4,528,452
Transamerica International Small Cap Value (A) (C)	935,966	11,044,397
Inflation-Protected Securities - 0.2%
Transamerica Real Return TIPS (A)	259,141	2,601,773
Tactical and Specialty - 3.2%
Transamerica Bond (A)	5,243,823	54,483,324
U.S. Equity - 33.7%
Transamerica Capital Growth (A)	2,749,085	39,421,878
Transamerica Dividend Focused (A)	900,552	10,311,323
Transamerica Growth Opportunities (A)	2,325,609	26,465,430
Transamerica ING Mid Cap Opportunities VP (B) (C)	2,186,847	24,317,741
Transamerica Jennison Growth VP (B)	2,373,424	22,689,929
Transamerica JPMorgan Mid Cap Value VP (B)	4,584,322	88,752,475
Transamerica Large Cap Growth (A)	2,976,770	34,590,067
Transamerica Large Cap Value (A)	3,599,453	49,456,478
Transamerica Select Equity (A)	5,392,713	72,801,628
Transamerica Small Cap Growth (A)	5,428,441	66,064,132
Transamerica Small Cap Value (A)	7,601,242	97,903,999
Transamerica T. Rowe Price Small Cap VP (B)	914,678	11,927,407
Transamerica WMC Diversified Growth VP (B)	1,218,869	35,213,124

Total Investment Companies (cost $1,598,587,086)		1,683,788,685

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co.
0.01% (D), dated 09/30/2013, to be repurchased at $32,254,020 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $32,903,661.

$ 32,254,011	$ 32,254,011

Total Repurchase Agreement (cost $32,254,011)	32,254,011

Total Investment Securities (cost $1,630,841,097) (E)	1,716,042,696
Other Assets and Liabilities - Net	2,160,458

Net Assets	$ 1,718,203,154

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(182)	12/20/2013	$(140,172)
NASDAQ 100 E-Mini Index	Long	442	12/20/2013	200,608
Russell 2000 Mini Index	Long	389	12/20/2013	767,108
S&P 500 E-Mini Index	Short	(401)	12/20/2013	413,832

				$1,241,376

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,630,841,097. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $101,203,484 and $16,001,885, respectively. Net unrealized appreciation for tax purposes is $85,201,599.
(F)	Cash in the amount of $2,469,060 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,683,788,685	$—	$—	$1,683,788,685
Repurchase Agreement	—	32,254,011	—	32,254,011

Total Investment Securities	$1,683,788,685	$32,254,011	$—	$1,716,042,696

Derivative Financial Instruments
Futures Contracts (H)	$1,381,548	$—	$—	$1,381,548

Total Derivative Financial Instruments	$1,381,548	$—	$—	$1,381,548

Other Assets (I)
Cash	$229,115	$—	$—	$229,115
Cash on Deposit with Broker	2,469,060	—	—	2,469,060

Total Other Assets	$2,698,175	$—	$—	$2,698,175

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(140,172)	$—	$—	$(140,172)

Total Derivative Financial Instruments	$(140,172)	$—	$—	$(140,172)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.4%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	207,851	$ 2,088,906
Fixed Income - 0.0% (B)
Transamerica Money Market (A)	3,911	3,911
Global/International Equity - 21.9%
Transamerica Clarion Global Real Estate Securities VP (C)	1,276,099	14,789,987
Transamerica Developing Markets Equity (A)	4,590,202	54,072,580
Transamerica Emerging Markets Equity (A)	2,293,016	22,815,511
Transamerica International (A)	2,349,055	24,852,997
Transamerica International Equity (A)	188,206	3,368,884
Transamerica International Equity Opportunities (A)	1,339,945	11,295,738
Transamerica International Small Cap (A)	5,126,497	49,573,229
Transamerica International Small Cap Value (A) (D)	373,253	4,404,386
Transamerica International Value Opportunities (A)	1,012,297	10,031,867
Transamerica Value (A)	1,554,284	42,431,944
Tactical and Specialty - 7.5%
Transamerica Global Macro (A) (D)	1,420,816	7,501,908
Transamerica Managed Futures Strategy (A) (D)	7,459,196	74,591,957
U.S. Equity - 64.8%
Transamerica Capital Growth (A)	1,295,815	18,581,992
Transamerica Dividend Focused (A)	1,857,125	21,264,079
Transamerica Growth Opportunities (A)	1,931,751	21,983,323
Transamerica ING Mid Cap Opportunities VP (C) (D)	967,118	10,754,352
Transamerica Jennison Growth VP (C)	9,982,252	95,430,333
Transamerica JPMorgan Mid Cap Value VP (C)	4,168,635	80,704,781
Transamerica Large Cap Growth (A)	1,360,660	15,810,867
Transamerica Large Cap Value (A)	9,290,157	127,646,750
Transamerica Morgan Stanley Mid-Cap Growth VP (C)	349,255	12,185,498
Transamerica Select Equity (A)	7,358,724	99,342,770
Transamerica Small Cap Growth (A)	3,447,414	41,955,032
Transamerica Small Cap Value (A)	3,613,147	46,537,331
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	3,075	18,575
Transamerica Systematic Small/Mid Cap Value VP (C)	1,700,049	36,908,063
Transamerica T. Rowe Price Small Cap VP (C)	2,734,766	35,661,345
Transamerica WMC Diversified Growth VP (C)	1,358,235	39,239,419

Total Investment Companies (cost $849,394,756)		1,025,848,315

Principal	Value
REPURCHASE AGREEMENT - 5.3%

State Street Bank & Trust Co.
0.01% (I), dated 09/30/2013, to be repurchased at $57,449,073 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $58,602,177.

$ 57,449,057	$ 57,449,057

Total Repurchase Agreement (cost $57,449,057)	57,449,057

Total Investment Securities (cost $906,843,813) (J)	1,083,297,372
Other Assets and Liabilities - Net	3,555,238

Net Assets	$ 1,086,852,610

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index Fund	Long	201	12/20/2013	$(213,663)
NASDAQ 100 E-Mini Index	Long	549	12/20/2013	(29,828)
Russell 2000 Mini Index	Long	689	12/20/2013	1,358,708
S&P 500 E-Mini Index	Short	(649)	12/20/2013	669,768

				$1,784,985

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Percentage rounds to less than 0.1%.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Non-income producing security.
(E)	Illiquid. Total aggregate market value of illiquid securities is $18,575, or less than 0.01% of the portfolio’s net assets.
(F)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 30,750	$ 18,575	0.00% (L)

(G)	Investment in affiliated company of Transamerica Asset Management, Inc.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $18,575, or less than 0.01% of the portfolio’s net assets.
(I)	Rate shown reflects the yield at September 30, 2013.
(J)	Aggregate cost for federal income tax purposes is $906,843,813. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $178,164,450 and $1,710,891, respectively. Net unrealized appreciation for tax purposes is $176,453,559.
(K)	Cash in the amount of $3,314,195 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$2,088,906	$—	$—	$2,088,906
Fixed Income	3,911	—	—	3,911
Global/International Equity	237,637,123	—	—	237,637,123
Tactical and Specialty	82,093,865	—	—	82,093,865
U.S. Equity	704,005,935	—	18,575	704,024,510
Repurchase Agreement	—	57,449,057	—	57,449,057

Total Investment Securities	$1,025,829,740	$57,449,057	$18,575	$1,083,297,372

Derivative Financial Instruments
Futures Contracts (N)	$2,028,476	$—	$—	$2,028,476

Total Derivative Financial Instruments	$2,028,476	$—	$—	$2,028,476

Other Assets (O)
Cash	$89,615	$—	$—	$89,615
Cash on Deposit with Broker	3,314,195	—	—	3,314,195

Total Other Assets	$3,403,810	$—	$—	$3,403,810

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(243,491)	$—	$—	$(243,491)

Total Derivative Financial Instruments	$(243,491)	$—	$—	$(243,491)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (P)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (Q)
Investment Companies	$ 390,426	$ —	$ (354,939)	$ —	$ (12,048)	$ (4,864)	$ —	$ —	$ 18,575	$ (4,864)

(P)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.9%
Alternative Investments - 1.9%
Transamerica MLP & Energy Income (A)	9,895,858	$ 99,453,372
Fixed Income - 34.5%
Transamerica Aegon U.S. Government Securities VP (B)	5,465,030	67,438,466
Transamerica Core Bond (A)	27,545,776	283,721,495
Transamerica Emerging Markets Debt (A)	9,833,294	104,232,917
Transamerica High Yield Bond (A)	14,768,722	142,665,857
Transamerica ING Intermediate Bond VP (B) (C)	4,600,000	44,252,000
Transamerica ING Limited Maturity Bond VP (B) (C)	2,900,000	28,942,000
Transamerica International Bond (A)	3,281,180	32,221,188
Transamerica Money Market (A)	48,539,608	48,539,608
Transamerica PIMCO Total Return VP (B)	32,961,569	374,443,427
Transamerica Short-Term Bond (A)	65,461,949	669,675,743
Global/International Equity - 11.7%
Transamerica Clarion Global Real Estate Securities VP (B)	5,677,557	65,802,880
Transamerica Developing Markets Equity (A)	4,596,337	54,144,851
Transamerica Emerging Markets Equity (A)	2,911,600	28,970,420
Transamerica Income & Growth (A)	12,588,215	135,197,428
Transamerica International (A)	2,624,791	27,770,289
Transamerica International Equity Opportunities (A)	5,900,626	49,742,280
Transamerica International Small Cap (A)	7,616,535	73,651,890
Transamerica International Small Cap Value (A) (C)	6,169,373	72,798,597
Transamerica International Value Opportunities (A)	4,900,489	48,563,843
Transamerica Value (A)	1,979,500	54,040,360
Inflation-Protected Securities - 1.1%
Transamerica Real Return TIPS (A)	5,820,887	58,441,707
Tactical and Specialty - 4.8%
Transamerica Bond (A)	20,053,229	208,353,046
Transamerica Global Allocation (A)	3,450,882	40,375,324
U.S. Equity - 39.9%
Transamerica Capital Growth (A)	2,904,341	41,648,246
Transamerica Dividend Focused (A)	14,555,245	166,657,553
Transamerica Growth Opportunities (A)	7,793,415	88,689,059
Transamerica ING Mid Cap Opportunities VP (B) (C)	4,700,000	52,264,000
Transamerica Jennison Growth VP (B)	20,437,582	195,383,282
Transamerica JPMorgan Mid Cap Value VP (B)	15,460,014	299,305,877
Transamerica Large Cap Value (A)	18,450,180	253,505,474
Transamerica Select Equity (A)	16,036,607	216,494,191
Transamerica Small Cap Growth (A)	16,539,262	201,282,817
Transamerica Small Cap Value (A)	18,370,439	236,611,256
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,959	36,000
Transamerica Systematic Small/Mid Cap Value VP (B)	4,000,915	86,859,870
Transamerica T. Rowe Price Small Cap VP (B)	1,919,487	25,030,110
Transamerica WMC Diversified Growth VP (B)	7,265,830	209,909,815

Total Investment Companies (cost $4,471,869,272)		4,887,116,538

Principal	Value
REPURCHASE AGREEMENT - 5.9%

State Street Bank & Trust Co.
0.01% (H), dated 09/30/2013, to be repurchased at $304,326,298 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 2.75% - 4.00%, due 07/25/2037 - 01/15/2039, and with a total value of $310,415,670.

$ 304,326,214	$ 304,326,214

Total Repurchase Agreement (cost $304,326,214)	304,326,214

Total Investment Securities (cost $4,776,195,486) (I)	5,191,442,752
Other Assets and Liabilities - Net	11,738,506

Net Assets	$ 5,203,181,258

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (J)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(564)	12/20/2013	$(434,379)
NASDAQ 100 E-Mini Index	Long	1,507	12/20/2013	778,425
Russell 2000 Mini Index	Long	2,335	12/20/2013	4,604,620
S&P 500 E-Mini Index	Short	(1,298)	12/20/2013	1,339,536

				$6,288,202

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 59,594	$ 36,000	0.00% (K)

(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Illiquid. Total aggregate market value of illiquid securities is $36,000, or less than 0.01% of the portfolio’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $36,000, or less than 0.01% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at September 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $4,776,195,486. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $464,956,868 and $49,709,602, respectively. Net unrealized appreciation for tax purposes is $415,247,266.
(J)	Cash in the amount of $8,851,845 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$99,453,372	$—	$—	$99,453,372
Fixed Income	1,796,132,701	—	—	1,796,132,701
Global/International Equity	610,682,838	—	—	610,682,838
Inflation-Protected Securities	58,441,707	—	—	58,441,707
Tactical and Specialty	248,728,370	—	—	248,728,370
U.S. Equity	2,073,641,550	—	36,000	2,073,677,550
Repurchase Agreement	—	304,326,214	—	304,326,214

Total Investment Securities	$4,887,080,538	$304,326,214	$36,000	$5,191,442,752

Derivative Financial Instruments
Futures Contracts (M)	$6,722,581	$—	$—	$6,722,581

Total Derivative Financial Instruments	$6,722,581	$—	$—	$6,722,581

Other Assets (N)
Cash	$671,160	$—	$—	$671,160
Cash on Deposit with Broker	8,851,845	—	—	8,851,845

Total Other Assets	$9,523,005	$—	$—	$9,523,005

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(434,379)	$—	$—	$(434,379)

Total Derivative Financial Instruments	$(434,379)	$—	$—	$(434,379)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (P)
Investment Companies	$756,658	$—	$(687,884)	$—	$(23,348)	$(9,426)	$—	$—	$36,000	$(9,426)

(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	1,287,205	$ 12,936,415
Fixed Income - 17.7%
Transamerica Aegon U.S. Government Securities VP (B)	4,630,342	57,138,415
Transamerica Core Bond (A)	21,819,789	224,743,827
Transamerica Emerging Markets Debt (A)	9,997,399	105,972,428
Transamerica High Yield Bond (A)	10,536,395	101,781,577
Transamerica International Bond (A)	4,506,282	44,251,689
Transamerica Money Market (A)	1,031,921	1,031,921
Transamerica PIMCO Total Return VP (B)	19,099,166	216,966,524
Transamerica Short-Term Bond (A)	17,553,290	179,570,160
Global/International Equity - 17.7%
Transamerica Clarion Global Real Estate Securities VP (B)	5,506,469	63,819,976
Transamerica Developing Markets Equity (A)	13,267,166	156,287,212
Transamerica Emerging Markets Equity (A)	7,777,320	77,384,332
Transamerica Income & Growth (A)	14,301,543	153,598,571
Transamerica International (A)	5,902,876	62,452,430
Transamerica International Equity (A)	3,111,171	55,689,952
Transamerica International Equity Opportunities (A)	3,179,964	26,807,093
Transamerica International Small Cap (A)	11,159,798	107,915,246
Transamerica International Small Cap Value (A) (C)	5,589,419	65,955,148
Transamerica International Value Opportunities (A)	5,388,223	53,397,291
Transamerica Value (A)	3,881,860	105,974,771
Inflation-Protected Securities - 0.7%
Transamerica Real Return TIPS (A)	3,727,750	37,426,606
Tactical and Specialty - 5.6%
Transamerica Bond (A)	20,808,881	216,204,273
Transamerica Global Allocation (A)	6,619,568	77,448,943
U.S. Equity - 55.8%
Transamerica Capital Growth (A)	8,986,179	128,861,814
Transamerica Dividend Focused (A)	16,839,268	192,809,618
Transamerica Growth Opportunities (A)	13,547,576	154,171,409
Transamerica ING Large Cap Growth VP (B) (C)	5,000,000	53,950,000
Transamerica ING Mid Cap Opportunities VP (B) (C)	4,950,677	55,051,528
Transamerica Jennison Growth VP (B)	27,270,081	260,701,971
Transamerica JPMorgan Mid Cap Value VP (B)	15,536,637	300,789,296
Transamerica Large Cap Growth (A)	9,980,749	115,976,299
Transamerica Large Cap Value (A)	29,865,883	410,357,228
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	1,982,159	69,157,517
Transamerica Select Equity (A)	25,387,333	342,729,000
Transamerica Small Cap Growth (A)	11,781,577	143,381,795
Transamerica Small Cap Value (A)	16,530,131	212,908,089
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	16,244	98,125
Transamerica Systematic Small/Mid Cap Value VP (B)	6,471,099	140,487,564

	Shares	Value
U.S. Equity (continued)
Transamerica T. Rowe Price Small Cap VP (B)	8,921,904	$ 116,341,629
Transamerica WMC Diversified Growth VP (B)	8,048,358	232,517,063

Total Investment Companies (cost $4,506,840,104)		5,135,044,745

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2013, to be repurchased at $105,998,433 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $108,119,286.	$ 105,998,403	105,998,403

Total Repurchase Agreement (cost $105,998,403)		105,998,403

Total Investment Securities (cost $4,612,838,507) (I)		5,241,043,148
Other Assets and Liabilities - Net		13,897,148

Net Assets		$ 5,254,940,296

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (J)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(1,282)	12/20/2013	$(987,364)
MSCI Emerging Markets Mini Index Fund	Long	334	12/20/2013	(355,042)
NASDAQ 100 E-Mini Index	Long	1,588	12/20/2013	856,484
Russell 2000 Mini Index	Long	1,159	12/20/2013	2,285,548
S&P 500 E-Mini Index	Short	(2,304)	12/20/2013	2,228,628

				$4,028,254

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$162,437	$98,125	0.00% (K)

(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $98,125, or less than 0.01% of the portfolio’s net assets.
(G)	Illiquid. Total aggregate market value of illiquid securities is $98,125, or less than 0.01% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at September 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $4,612,838,507. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $667,414,318 and $39,209,677, respectively. Net unrealized appreciation for tax purposes is $628,204,641.
(J)	Cash in the amount of $13,991,596 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$12,936,415	$—	$—	$12,936,415
Fixed Income	931,456,541	—	—	931,456,541
Global/International Equity	929,282,022	—	—	929,282,022
Inflation-Protected Securities	37,426,606	—	—	37,426,606
Tactical and Specialty	293,653,216	—	—	293,653,216
U.S. Equity	2,930,191,820	—	98,125	2,930,289,945
Repurchase Agreement	—	105,998,403	—	105,998,403

Total Investment Securities	$5,134,946,620	$105,998,403	$98,125	$5,241,043,148

Derivative Financial Instruments
Futures Contracts (M)	$5,370,660	$—	$—	$5,370,660

Total Derivative Financial Instruments	$5,370,660	$—	$—	$5,370,660

Other Assets (N)
Cash on Deposit with Broker	$13,991,596	$—	$—	$13,991,596

Total Other Assets	$13,991,596	$—	$—	$13,991,596

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(1,342,406)	$—	$—	$(1,342,406)

Total Derivative Financial Instruments	$(1,342,406)	$—	$—	$(1,342,406)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (P)
Investment Companies	$2,062,444	$—	$(1,874,983)	$—	$(63,641)	$(25,695)	$—	$—	$98,125	$(25,695)

(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 8.9%
General Dynamics Corp.	162,500	$ 14,222,000
Honeywell International, Inc.	326,900	27,145,776
Raytheon Co.	395,600	30,488,892
Airlines - 1.6%
Southwest Airlines Co.	877,100	12,770,576
Capital Markets - 3.6%
State Street Corp.	441,300	29,015,475
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	311,800	18,259,008
Commercial Banks - 7.1%
PNC Financial Services Group, Inc.	365,900	26,509,455
Wells Fargo & Co.	751,200	31,039,584
Construction Materials - 1.7%
CRH PLC - ADR	582,800	14,086,276
Consumer Finance - 2.8%
American Express Co.	304,500	22,995,840
Diversified Financial Services - 7.9%
Bank of America Corp.	2,734,100	37,730,580
JPMorgan Chase & Co.	505,200	26,113,788
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	618,300	20,910,906
Verizon Communications, Inc.	392,500	18,314,050
Electric Utilities - 1.3%
Entergy Corp. - Class B	169,900	10,735,981
Food & Staples Retailing - 5.0%
Sysco Corp. (A)	459,800	14,635,434
Walgreen Co.	482,200	25,942,360
Gas Utilities - 1.1%
ONEOK, Inc.	167,500	8,931,100
Health Care Equipment & Supplies - 5.4%
Baxter International, Inc.	229,400	15,069,286
Medtronic, Inc.	532,100	28,334,325
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	462,200	24,103,730
Industrial Conglomerates - 3.2%
General Electric Co.	1,074,900	25,679,361
Insurance - 2.1%
Loews Corp.	358,800	16,770,312
Machinery - 4.2%
Illinois Tool Works, Inc. - Class A	322,700	24,612,329
Stanley Black & Decker, Inc.	100,600	9,111,342
Multiline Retail - 2.8%
Target Corp.	356,100	22,783,278
Oil, Gas & Consumable Fuels - 12.9%
BP PLC - ADR	551,300	23,171,139
ConocoPhillips (A)	358,000	24,884,580
Marathon Oil Corp.	681,900	23,784,672
Occidental Petroleum Corp.	269,400	25,199,676
Phillips 66	131,600	7,609,112
Pharmaceuticals - 10.1%
Johnson & Johnson	282,100	24,455,249
Merck & Co., Inc.	528,500	25,161,885
Pfizer, Inc.	1,105,300	31,733,163
Road & Rail - 1.0%
Norfolk Southern Corp.	103,400	7,997,990

	Shares	Value
Tobacco - 4.0%
Altria Group, Inc.	307,300	$ 10,555,755
Philip Morris International, Inc.	249,900	21,638,841

Total Common Stocks (cost $716,555,653)		782,503,106

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	26,213,918	26,213,918

Total Securities Lending Collateral (cost $26,213,918)		26,213,918

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $25,157,957 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $25,663,712.	$ 25,157,950	25,157,950

Total Repurchase Agreement (cost $25,157,950)		25,157,950

Total Investment Securities (cost $767,927,521) (C)		833,874,974
Other Assets and Liabilities - Net		(25,156,395)

Net Assets		$ 808,718,579

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $25,669,277. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $767,927,521. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $76,814,599 and $10,867,146, respectively. Net unrealized appreciation for tax purposes is $65,947,453.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$782,503,106	$—	$—	$782,503,106
Securities Lending Collateral	26,213,918	—	—	26,213,918
Repurchase Agreement	—	25,157,950	—	25,157,950

Total Investment Securities	$808,717,024	$25,157,950	$—	$833,874,974

Other Assets (E)
Cash	$45,634	$—	$—	$45,634

Total Other Assets	$45,634	$—	$—	$45,634

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(26,213,918)	$—	$—	$(26,213,918)

Total Other Liabilities	$(26,213,918)	$—	$—	$(26,213,918)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 34.3%
Transamerica JPMorgan Core Bond VP (A)	15,984,757	$ 202,047,330
Transamerica PIMCO Total Return VP (A)	14,130,995	160,528,107
Global/International Equity - 5.1%
Transamerica MFS International Equity VP (A)	6,552,503	54,189,199
Tactical and Specialty - 18.0%
Transamerica Bond (B)	10,208,870	106,070,158
Transamerica Global Allocation (B)	7,213,923	84,402,895
U.S. Equity - 42.6%
Transamerica Barrow Hanley Dividend Focused VP (A)	4,142,873	72,293,130
Transamerica Jennison Growth VP (A)	6,301,637	60,243,654
Transamerica JPMorgan Enhanced Index VP (A)	8,385,816	133,082,893
Transamerica JPMorgan Mid Cap Value VP (A)	1,873,153	36,264,233
Transamerica Morgan Stanley Mid-Cap Growth VP (A)	1,253,080	43,719,969
Transamerica Select Equity (B)	3,082,192	41,609,598
Transamerica WMC Diversified Growth VP (A)	2,191,590	63,315,045

Total Investment Companies (cost $1,014,594,542)		1,057,766,211

Total Investment Securities (cost $1,014,594,542) (C)		1,057,766,211
Other Assets and Liabilities - Net		(363,824)

Net Assets		$ 1,057,402,387

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $1,014,594,542. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $57,724,983 and $14,553,314, respectively. Net unrealized appreciation for tax purposes is $43,171,669.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,057,766,211	$—	$—	$1,057,766,211

Total Investment Securities	$1,057,766,211	$—	$—	$1,057,766,211

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	237,480	$0

Total Convertible Preferred Stock (cost $593,700)		0

COMMON STOCKS - 99.0%
Aerospace & Defense - 5.0%
Boeing Co.	34,675	4,074,312
Honeywell International, Inc.	44,568	3,700,927
United Technologies Corp.	43,696	4,711,303
Airlines - 0.9%
Delta Air Lines, Inc.	94,112	2,220,102
Auto Components - 1.0%
BorgWarner, Inc.	25,313	2,566,485
Beverages - 3.4%
Coca-Cola Co.	91,256	3,456,777
PepsiCo, Inc.	64,374	5,117,733
Biotechnology - 5.2%
Biogen IDEC, Inc. (A)	12,392	2,983,498
Celgene Corp. (A)	30,446	4,686,553
Gilead Sciences, Inc. (A)	85,703	5,385,576
Capital Markets - 1.3%
BlackRock, Inc. - Class A	12,204	3,302,646
Chemicals - 4.6%
Eastman Chemical Co.	47,561	3,705,002
LyondellBasell Industries NV - Class A	53,355	3,907,187
Monsanto Co.	37,684	3,933,079
Commercial Services & Supplies - 1.0%
Tyco International, Ltd.	74,972	2,622,521
Computers & Peripherals - 6.7%
Apple, Inc.	20,944	9,985,052
EMC Corp.	149,174	3,812,887
NetApp, Inc. (E)	73,795	3,145,143
Construction & Engineering - 0.9%
Fluor Corp.	31,826	2,258,373
Consumer Finance - 1.4%
American Express Co.	20,990	1,585,165
Discover Financial Services	40,417	2,042,675
Diversified Financial Services - 0.6%
NASDAQ OMX Group, Inc.	43,152	1,384,748
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	85,802	4,003,521
Energy Equipment & Services - 2.4%
FMC Technologies, Inc. (A)	22,161	1,228,162
Schlumberger, Ltd.	53,080	4,690,149
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	44,518	5,124,912
Food Products - 1.0%
ConAgra Foods, Inc.	86,596	2,627,323
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	35,081	2,304,471
St. Jude Medical, Inc.	51,644	2,770,184
Health Care Providers & Services - 1.8%
McKesson Corp.	35,007	4,491,398
Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc. - Class A (A)	10,738	4,603,380
Las Vegas Sands Corp.	86,686	5,757,684
Marriott International, Inc. - Class A	70,096	2,948,238

	Shares	Value
Industrial Conglomerates - 1.3%
Danaher Corp.	48,482	$ 3,360,772
Insurance - 0.7%
ACE, Ltd.	17,964	1,680,712
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (A)	8,500	2,657,440
priceline.com, Inc. (A)	5,228	5,285,247
Internet Software & Services - 5.1%
eBay, Inc. (A)	90,107	5,027,070
Google, Inc. - Class A (A)	8,986	7,870,927
IT Services - 5.1%
Accenture PLC - Class A	57,588	4,240,780
Mastercard, Inc. - Class A	10,584	7,120,704
Teradata Corp. (A)	25,369	1,406,457
Machinery - 1.0%
Cummins, Inc.	19,326	2,567,846
Media - 5.3%
Comcast Corp. - Class A	135,213	6,104,867
DIRECTV (A)	66,808	3,991,778
Walt Disney Co. - Class A	50,044	3,227,338
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp. - Class A	22,795	2,119,707
Cabot Oil & Gas Corp.	48,976	1,827,784
Concho Resources, Inc. (A)	19,984	2,174,459
Personal Products - 1.9%
Avon Products, Inc.	111,441	2,295,685
Estee Lauder Cos., Inc. - Class A	35,679	2,493,962
Pharmaceuticals - 3.7%
Allergan, Inc.	21,662	1,959,328
Bristol-Myers Squibb Co.	85,460	3,955,089
Mylan, Inc. (A)	88,570	3,380,717
Real Estate Investment Trusts - 0.4%
Simon Property Group, Inc.	7,299	1,081,931
Road & Rail - 2.3%
JB Hunt Transport Services, Inc.	32,510	2,370,954
Union Pacific Corp.	22,747	3,533,519
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc. - Class A	28,805	1,355,275
Broadcom Corp. - Class A	53,507	1,391,717
Software - 8.4%
Intuit, Inc. (E)	55,222	3,661,771
Microsoft Corp.	311,820	10,386,724
Oracle Corp.	122,643	4,068,068
VMware, Inc. - Class A (A) (E)	37,043	2,996,779
Specialty Retail - 4.4%
Foot Locker, Inc. (E)	92,551	3,141,181
GNC Holdings, Inc. - Class A	47,733	2,607,654
Lowe’s Cos., Inc.	112,858	5,373,169
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	66,851	4,856,057
Tobacco - 2.7%
Altria Group, Inc.	124,572	4,279,048
Lorillard, Inc. (E)	55,524	2,486,365

Total Common Stocks (cost $229,706,522)		249,476,047

INVESTMENT COMPANY - 0.7%
Capital Markets - 0.7%
iShares Dow Jones US Real Estate Index Fund (E)	26,865	1,712,912

Total Investment Company (cost $1,965,848)		1,712,912

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (F)	9,425,073	$ 9,425,073

Total Securities Lending Collateral (cost $9,425,073)		9,425,073

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (F), dated 09/30/2013, to be repurchased at $946,336 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $966,453.	$ 946,336	946,336

Total Repurchase Agreement (cost $946,336)		946,336

Total Investment Securities (cost $242,637,479) (G)		261,560,368
Other Assets and Liabilities - Net		(9,552,640)

Net Assets		$ 252,007,728

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	1/25/2010	$593,700	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $9,215,516. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at September 30, 2013.
(G)	Aggregate cost for federal income tax purposes is $242,637,479. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,706,791 and $4,783,902, respectively. Net unrealized appreciation for tax purposes is $18,922,889.

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	249,476,047	—	—	249,476,047
Investment Company	1,712,912	—	—	1,712,912
Securities Lending Collateral	9,425,073	—	—	9,425,073
Repurchase Agreement	—	946,336	—	946,336

Total Investment Securities	$260,614,032	$946,336	$0	$261,560,368

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$(9,425,073)	$—	$—	$(9,425,073)

Total Other Liabilities	$(9,425,073)	$—	$—	$(9,425,073)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (J)
Convertible Preferred Stock	$ 71,244	$ —	$ —	$ —	$ —	$ (71,244)	$ —	$ —	$ 0	$ (71,244)

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 7.7%
Dexus Property Group - REIT	3,836,960	$ 3,597,398
Federation Centres - REIT	1,359,500	2,891,674
Goodman Group - REIT (A)	1,108,621	5,047,056
Investa Office Fund - REIT	322,900	888,639
Mirvac Group - REIT	4,103,414	6,660,852
Stockland - REIT (A)	481,900	1,739,815
Westfield Group - REIT	481,570	4,946,317
Westfield Retail Trust - REIT (A)	2,102,357	5,825,029
Austria - 0.1%
Atrium European Real Estate, Ltd.	69,800	394,996
Canada - 0.7%
Boardwalk Real Estate Investment Trust - REIT	29,100	1,627,544
Calloway Real Estate Investment Trust - REIT	26,400	624,086
RioCan Real Estate Investment Trust - REIT	26,000	613,368
France - 2.5%
Fonciere Des Regions - REIT	20,238	1,678,606
Gecina SA - REIT	3,070	392,607
ICADE - REIT	26,102	2,383,920
Klepierre - REIT	114,794	4,977,336
Mercialys SA - REIT	42,060	842,702
Germany - 0.5%
LEG Immobilien AG (B)	38,800	2,234,525
Hong Kong - 6.9%
Cheung Kong Holdings, Ltd.	357,843	5,435,076
China Overseas Land & Investment, Ltd. (A)	456,900	1,349,039
Kerry Properties, Ltd.	194,800	828,840
Link - REIT	1,131,200	5,549,602
Sino Land Co., Ltd.	1,653,371	2,430,205
Sun Hung Kai Properties, Ltd.	453,255	6,147,891
Swire Properties, Ltd.	699,000	1,973,736
Wharf Holdings, Ltd.	518,337	4,487,723
Japan - 19.8%
Advance Residence Investment Corp. - Class A REIT	449	1,047,872
Daito Trust Construction Co., Ltd. (A)	36,200	3,612,819
Daiwa House Industry Co., Ltd. (A)	131,392	2,470,242
Hulic Co., Ltd. (A)	191,400	2,858,489
Japan Real Estate Investment Corp. - REIT (A)	625	7,299,456
Japan Retail Fund Investment Corp. - Class A REIT (A)	3,104	6,385,155
Kenedix Realty Investment Corp. - Class A REIT	383	1,881,978
Mitsubishi Estate Co., Ltd. (A)	629,510	18,546,833
Mitsui Fudosan Co., Ltd.	492,110	16,496,286
Nippon Building Fund, Inc. - REIT (A)	262	3,251,844
Nippon ProLogis REIT, Inc. - REIT	136	1,357,302
Sumitomo Realty & Development Co., Ltd. (A)	214,800	10,172,379
Tokyo Tatemono Co., Ltd. (A)	298,300	2,725,199
United Urban Investment Corp. - Class A REIT	1,747	2,665,954
Netherlands - 3.9%
Corio NV - REIT	19,270	830,181
Eurocommercial Properties NV - REIT	52,751	2,136,288
Unibail-Rodamco SE - REIT	51,701	12,827,678

	Shares	Value
Singapore - 5.6%
Ascendas Real Estate Investment Trust - REIT	942,100	$ 1,712,158
CapitaCommercial Trust - REIT (A)	3,360,000	3,883,464
CapitaLand, Ltd.	530,981	1,307,825
CapitaMall Trust - REIT	567,469	886,564
CapitaMalls Asia, Ltd. (A)	1,169,000	1,821,685
Frasers Centrepoint Trust - REIT	562,300	826,945
Global Logistic Properties, Ltd. - Class L	2,179,600	5,020,959
Hongkong Land Holdings, Ltd.	728,839	4,810,337
Keppel Land, Ltd.	156,000	440,190
Mapletree Greater China Commercial Trust - REIT (A) (B)	2,779,000	1,982,547
Sweden - 0.8%
Castellum AB	144,165	2,055,911
Hufvudstaden AB - Class A	94,204	1,199,042
Switzerland - 0.5%
PSP Swiss Property AG (B)	24,216	2,102,014
United Kingdom - 5.6%
British Land Co., PLC - REIT	324,369	3,032,576
Derwent London PLC - REIT	87,679	3,362,644
Great Portland Estates PLC - REIT	430,206	3,753,924
Hammerson PLC - REIT	482,414	3,912,712
Land Securities Group PLC - REIT	540,222	8,037,261
Safestore Holdings PLC - REIT	398,205	863,837
United States - 44.6%
American Homes 4 Rent - Class A REIT (B)	49,400	797,810
AvalonBay Communities, Inc. - REIT	37,949	4,822,938
BioMed Realty Trust, Inc. - Basis B REIT	151,200	2,810,808
Boston Properties, Inc. - REIT	76,900	8,220,610
Brandywine Realty Trust - REIT	154,500	2,036,310
BRE Properties, Inc. - REIT	80,500	4,086,180
CommonWealth - REIT (A)	49,600	1,086,736
DDR Corp. - REIT (A)	255,800	4,018,618
Douglas Emmett, Inc. - REIT	138,200	3,243,554
Duke Realty Corp. - REIT	324,300	5,007,192
Equity Residential - REIT	144,536	7,742,794
Essex Property Trust, Inc. - REIT	11,100	1,639,470
Federal Realty Investment Trust - REIT	8,100	821,745
General Growth Properties, Inc. - REIT	384,406	7,415,192
HCP, Inc. - REIT	116,600	4,774,770
Health Care REIT, Inc. - REIT	135,945	8,480,249
Healthcare Realty Trust, Inc. - REIT	67,300	1,555,303
Healthcare Trust of America, Inc. - Class A REIT (A)	75,900	798,468
Highwoods Properties, Inc. - REIT (A)	70,000	2,471,700
Host Hotels & Resorts, Inc. - REIT (A)	594,405	10,503,136
Kilroy Realty Corp. - REIT (A)	105,500	5,269,725
Kimco Realty Corp. - REIT	255,800	5,162,044
Lexington Realty Trust - REIT (A)	136,400	1,531,772
Liberty Property Trust - Series C REIT	159,725	5,686,210
Macerich Co. - Class A REIT	119,392	6,738,484
Pebblebrook Hotel Trust - REIT (A)	52,200	1,498,662
Post Properties, Inc. - REIT	79,700	3,588,094
ProLogis, Inc. - Class A REIT	245,010	9,217,276
Public Storage - REIT	41,180	6,611,449
Ramco-Gershenson Properties Trust - REIT	55,100	849,091
Senior Housing Properties Trust - REIT (A)	105,200	2,455,368
Simon Property Group, Inc. - REIT	101,139	14,991,834
SL Green Realty Corp. - REIT	87,100	7,737,964
Starwood Hotels & Resorts Worldwide, Inc.	30,100	2,000,145
Strategic Hotels & Resorts, Inc. - REIT (B)	190,000	1,649,200
Sunstone Hotel Investors, Inc. - REIT	127,950	1,630,083
Tanger Factory Outlet Centers - REIT	37,270	1,216,866
Taubman Centers, Inc. - REIT	40,971	2,757,758

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
United States (continued)
UDR, Inc. - REIT	236,084	$ 5,595,191
Ventas, Inc. - REIT	71,013	4,367,300
Vornado Realty Trust - Class A REIT	81,185	6,824,411
Weyerhaeuser Co. - REIT	87,600	2,507,988

Total Common Stocks (cost $363,442,755)		405,367,630

WARRANT - 0.0% (C)
India - 0.0% (C)
Unitech, Ltd. (B)
Expiration: 05/28/2014
Exercise Price: $0.00	355,200	88,800

Total Warrant (cost $2,187,536)		88,800

SECURITIES LENDING COLLATERAL - 16.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (D)	66,372,128	66,372,128

Total Securities Lending Collateral (cost $66,372,128)		66,372,128

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $4,057,453 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $4,143,095.	$ 4,057,451	4,057,451

Total Repurchase Agreement (cost $4,057,451)		4,057,451

Total Investment Securities (cost $436,059,870) (E)		475,886,009
Other Assets and Liabilities - Net		(67,249,882)

Net Assets		$ 408,636,127

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	63.4%	$301,581,407
Real Estate Management & Development	21.4	101,874,878
Hotels, Restaurants & Leisure	0.4	2,000,145

Investment Securities, at Value	85.2	405,456,430
Short-Term Investments	14.8	70,429,579

Total Investments	100.0%	$475,886,009

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $63,352,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $436,059,870. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $49,772,532 and $9,946,393, respectively. Net unrealized appreciation for tax purposes is $39,826,139.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$185,085,496	$220,282,134	$—	$405,367,630
Warrant	—	88,800	—	88,800
Securities Lending Collateral	66,372,128	—	—	66,372,128
Repurchase Agreement	—	4,057,451	—	4,057,451

Total Investment Securities	$251,457,624	$224,428,385	$—	$475,886,009

Other Assets (G)
Foreign Currency	$33,417	$—	$—	$33,417

Total Other Assets	$33,417	$—	$—	$33,417

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$(66,372,128)	$—	$—	$(66,372,128)

Total Other Liabilities	$(66,372,128)	$—	$—	$(66,372,128)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
Capital Markets - 96.8%
iShares iBoxx $ High Yield Corporate Bond Fund (A)	583,290	$ 53,406,032
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (A)	89,542	9,392,956
PowerShares Fundamental High Yield Corporate Bond Portfolio (A)	301,701	5,674,996
SPDR Barclays Convertible Securities ETF (A)	344,604	15,576,101
SPDR Barclays High Yield Bond ETF	1,580,491	62,966,761
SPDR Barclays Short Term High Yield Bond ETF (A)	308,649	9,426,140
SSC Government Money Market Fund	6,250,982	6,250,982
SSgA Money Market Fund	6,250,983	6,250,983
SSgA Prime Money Market Fund	6,250,983	6,250,983
State Street Institutional Liquid Reserves Fund	6,250,983	6,250,983

Total Investment Companies (cost $178,578,744)		181,446,917

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	7,876,498	7,876,498

Total Securities Lending Collateral (cost $7,876,498)		7,876,498

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $6,250,984 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $6,377,484.	$ 6,250,983	6,250,983

Total Repurchase Agreement (cost $6,250,983)		6,250,983

Total Investment Securities (cost $192,706,225) (C)		195,574,398
Other Assets and Liabilities - Net		(8,060,057)

Net Assets		$ 187,514,341

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $7,716,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $192,706,225. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,868,173.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$181,446,917	$—	$—	$181,446,917
Securities Lending Collateral	7,876,498	—	—	7,876,498
Repurchase Agreement	—	6,250,983	—	6,250,983

Total Investment Securities	$189,323,415	$6,250,983	$—	$195,574,398

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(7,876,498)	$—	$—	$(7,876,498)

Total Other Liabilities	$(7,876,498)	$—	$—	$(7,876,498)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Alternative Investments - 1.5%
Transamerica MLP & Energy Income (A)	6,199	$ 62,297
Fixed Income - 38.8%
Transamerica Aegon U.S. Government Securities VP (B)	5,029	62,055
Transamerica Core Bond (A)	16,089	165,717
Transamerica Emerging Markets Debt (A)	6,236	66,101
Transamerica High Yield Bond (A)	6,488	62,670
Transamerica ING Intermediate Bond VP (B) (C)	4,307	41,430
Transamerica ING Limited Maturity Bond VP (B) (C)	20,665	206,241
Transamerica Money Market (A)	152,198	152,198
Transamerica PIMCO Total Return VP (B)	23,299	264,682
Transamerica Short-Term Bond (A)	60,218	616,028
Global/International Equity - 14.6%
Transamerica Clarion Global Real Estate Securities VP (B)	5,410	62,699
Transamerica Developing Markets Equity (A)	11,407	134,369
Transamerica Emerging Markets Equity (A)	4,284	42,621
Transamerica Income & Growth (A)	12,178	130,788
Transamerica International Small Cap (A)	6,814	65,892
Transamerica International Small Cap Value (A) (C)	5,942	70,113
Transamerica International Value Opportunities (A)	4,336	42,966
Transamerica Value (A)	2,316	63,225
Tactical and Specialty - 4.8%
Transamerica Bond (A)	19,549	203,112
U.S. Equity - 40.0%
Transamerica Dividend Focused (A)	12,664	145,001
Transamerica Growth Opportunities (A)	5,748	65,411
Transamerica ING Large Cap Growth VP (B) (C)	3,938	42,492
Transamerica ING Mid Cap Opportunities VP (B) (C)	9,631	107,099
Transamerica Jennison Growth VP (B)	11,375	108,748
Transamerica JPMorgan Mid Cap Value VP (B)	7,248	140,316
Transamerica Large Cap Growth (A)	5,477	63,648
Transamerica Large Cap Value (A)	20,046	275,434
Transamerica Select Equity (A)	13,885	187,443
Transamerica Small Cap Growth (A)	16,670	202,878
Transamerica Small Cap Value (A)	15,438	198,846
Transamerica Systematic Small/Mid Cap Value VP (B)	4,031	87,506
Transamerica WMC Diversified Growth VP (B)	2,156	62,287

Total Investment Companies (cost $4,147,252)		4,202,313

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co.
0.01% (D), dated 09/30/2013, to be repurchased at $33,958 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $34,682.

$ 33,958	$ 33,958

Total Repurchase Agreement (cost $33,958)	33,958

Total Investment Securities (cost $4,181,210) (E)	4,236,271
Other Assets and Liabilities - Net	(20,231)

Net Assets	$ 4,216,040

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $4,181,210. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $65,721 and $10,660, respectively. Net unrealized appreciation for tax purposes is $55,061.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$4,202,313	$—	$—	$4,202,313
Repurchase Agreement	—	33,958	—	33,958

Total Investment Securities	$4,202,313	$33,958	$—	$4,236,271

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
Alternative Investments - 0.8%
Transamerica MLP & Energy Income (A)	551	$ 5,535
Fixed Income - 51.8%
Transamerica Aegon U.S. Government Securities VP (B)	1,112	13,722
Transamerica Core Bond (A)	4,407	45,391
Transamerica Emerging Markets Debt (A)	780	8,265
Transamerica High Yield Bond (A)	708	6,836
Transamerica ING Intermediate Bond VP (B) (C)	2,286	21,990
Transamerica ING Limited Maturity Bond VP (B) (C)	5,491	54,800
Transamerica Money Market (A)	24,929	24,929
Transamerica PIMCO Total Return VP (B)	4,991	56,701
Transamerica Short-Term Bond (A)	11,744	120,137
Global/International Equity - 10.8%
Transamerica Clarion Global Real Estate Securities VP (B)	482	5,589
Transamerica Developing Markets Equity (A)	993	11,696
Transamerica Income & Growth (A)	3,595	38,613
Transamerica International Equity (A)	326	5,843
Transamerica International Small Cap (A)	611	5,913
Transamerica International Small Cap Value (A) (C)	500	5,904
Tactical and Specialty - 5.6%
Transamerica Bond (A)	3,657	37,998
U.S. Equity - 28.2%
Transamerica Dividend Focused (A)	725	8,297
Transamerica Growth Opportunities (A)	515	5,862
Transamerica ING Large Cap Growth VP (B) (C)	528	5,696
Transamerica ING Mid Cap Opportunities VP (B) (C)	831	9,246
Transamerica Jennison Growth VP (B)	612	5,853
Transamerica JPMorgan Mid Cap Value VP (B)	885	17,129
Transamerica Large Cap Growth (A)	734	8,529
Transamerica Large Cap Value (A)	3,963	54,454
Transamerica Select Equity (A)	1,653	22,312
Transamerica Small Cap Growth (A)	1,639	19,945
Transamerica Small Cap Value (A)	2,038	26,250
Transamerica WMC Diversified Growth VP (B)	293	8,465

Total Investment Companies (cost $654,403)		661,900

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $25,318 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $29,728.	$ 25,318	25,318

Total Repurchase Agreement (cost $25,318)		25,318

Total Investment Securities (cost $679,721) (E)		687,218
Other Assets and Liabilities - Net		(6,438)

Net Assets		$ 680,780

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $679,721. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,155 and $2,658, respectively. Net unrealized appreciation for tax purposes is $7,497.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$661,900	$—	$—	$661,900
Repurchase Agreement	—	25,318	—	25,318

Total Investment Securities	$661,900	$25,318	$—	$687,218

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 33.5%
United States - 33.5%
U.S. Treasury Bond
2.88%, 05/15/2043 (A)		$ 3,339,000	$ 2,833,976
U.S. Treasury Note
0.25%, 09/30/2015		462,000	461,315
0.88%, 09/15/2016		4,216,000	4,246,962
1.38%, 09/30/2018		1,201,000	1,200,156
2.00%, 09/30/2020		2,262,000	2,259,878
2.50%, 08/15/2023 (A)		5,222,000	5,168,965

Total U.S. Government Obligations (cost $16,045,028)			16,171,252

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.0%
United States - 24.0%
Fannie Mae, TBA
2.50%		766,000	770,309
3.00%		1,394,000	1,357,843
3.50%		1,173,000	1,199,228
4.50%		2,221,000	2,365,365
5.00%		381,000	412,075
Freddie Mac, TBA
3.00%		1,115,000	1,149,321
4.00%		2,675,000	2,786,180
Ginnie Mae
4.75%, 05/20/2039		70,000	74,695
5.00%, 11/15/2039		847,060	921,045
Ginnie Mae, TBA
3.50%		536,000	550,991

Total U.S. Government Agency Obligations (cost $11,367,524)			11,587,052

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Argentina - 0.1%
Argentine Republic Government International Bond
2.50%, 12/31/2038 (B)		15,661	5,559
8.28%, 12/31/2033		36,754	23,523
Ireland - 0.5%
Ireland Government Bond
5.40%, 03/13/2025	EUR	186,000	275,549
Italy - 2.0%
Italy Buoni Poliennali del Tesoro
3.50%, 06/01/2018		405,000	553,877
4.25%, 03/01/2020		304,000	422,864
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023 (C)		$26,000	25,838
Panama - 0.2%
Republic of Panama
5.20%, 01/30/2020		100,000	109,750
Portugal - 0.6%
Portugal Obrigacoes do Tesouro OT
4.35%, 10/16/2017 - Reg S	EUR	65,000	82,879
5.65%, 02/15/2024 - Reg S		172,000	209,654
Uruguay - 0.1%
Uruguay Government International Bond
4.50%, 08/14/2024 (A)		$13,000	13,195
8.00%, 11/18/2022		13,272	16,922

Total Foreign Government Obligations (cost $1,729,441)			1,739,610

	Principal	Value
MORTGAGE-BACKED SECURITIES - 11.6%
United Kingdom - 1.0%
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1
1.76%, 10/18/2054 - 144A (D)	$ 250,000	$ 257,428
Gracechurch Mortgage Financing PLC
Series 2011-1A, Class 2A1
1.81%, 11/20/2056 - 144A (D)	215,236	218,448
United States - 10.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.46%, 03/11/2041 - 144A (D)	44,000	43,384
Series 2005-6, Class F
5.36%, 09/10/2047 (D)	100,000	98,285
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.68%, 11/11/2041 - 144A (D)	60,000	64,387
Series 2006-T22, Class F
5.76%, 04/12/2038 - 144A (D)	50,000	42,158
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.39%, 07/15/2044 (D)	50,000	51,420
Series 2007-CD5, Class B
6.32%, 11/15/2044 (D)	60,000	61,096
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class G
5.61%, 04/15/2040 - 144A (D)	200,000	201,978
Series 2004-C1, Class H
5.61%, 04/15/2040 - 144A (D)	60,000	58,232
COMM Mortgage Trust
Series 2007-C9, Class E
5.99%, 12/10/2049 (D)	60,000	53,721
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-LC13, Class XA
1.48%, 08/10/2046 (D)	1,240,000	105,849
Commercial Mortgage Trust
Series 2003-C2, Class H
5.91%, 01/05/2036 - 144A (D)	70,000	70,148
Series 2003-C2, Class J
5.23%, 01/05/2036 - 144A (D)	50,000	49,698
Series 2005-GG3, Class B
4.89%, 08/10/2042 (D)	90,000	91,838
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 - 144A (D)	10,000	10,013
Series 2004-C2, Class E
5.74%, 05/15/2036 (D)	200,000	220,520
Series 2005-C2, Class AMFX
4.88%, 04/15/2037	150,000	150,938
CSMC
Series 2010-RR6, Class B
5.76%, 04/12/2049 - 144A (D)	30,000	30,562
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A7
6.00%, 02/25/2037	223,874	181,203
First Union-Lehman Brothers Commercial Mortgage Trust II
Series 1997-C2, Class G
7.50%, 11/18/2029 - 144A (D)	141,359	145,981

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class L
5.00%, 05/10/2036 - 144A (D)	$ 34,604	$ 33,940
Series 2003-C3, Class H
5.95%, 04/10/2040 - 144A (D)	100,000	100,295
GS Mortgage Securities Trust, IO
Series 2011-GC5, Class XA
1.90%, 08/10/2044 - 144A (D)	973,990	73,059
Series 2012-GCJ7, Class XA
2.79%, 05/10/2045 (D)	983,418	132,499
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.20%, 08/15/2046 (D)	1,448,313	77,340
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.20%, 06/15/2045 (D)	990,413	102,040
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2003-PM1A, Class F
6.12%, 08/12/2040 - 144A (D)	60,000	59,705
Series 2004-CB9, Class B
5.83%, 06/12/2041 (D)	113,000	115,540
Series 2013-JWRZ, Class A
0.96%, 04/15/2030 - 144A (D)	220,000	217,762
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2013-C13, Class XA
0.81%, 01/15/2046 (D)	1,796,693	54,977
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust
Series 2004-C2, Class H
5.51%, 05/15/2041 - 144A (D)	20,000	18,056
JPMorgan Commercial Mortgage Pass-Through Certificates
Series 2004-C1, Class H
6.06%, 01/15/2038 - 144A (D)	60,000	60,279
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class K
5.91%, 10/15/2035 - 144A (D)	80,000	81,620
Series 2004-C7, Class H
5.42%, 10/15/2036 - 144A (D)	115,000	117,152
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (D)	80,000	82,958
Series 2005-C7, Class AJ
5.32%, 11/15/2040 (D)	80,000	84,094
Series 2005-C7, Class D
5.35%, 11/15/2040 (D)	100,000	100,260
Series 2006-C4, Class AJ
6.08%, 06/15/2038 (D)	60,000	61,925
Series 2006-C4, Class B
6.08%, 06/15/2038 (D)	100,000	92,826
Series 2006-C6, Class JR11
6.09%, 09/15/2039 - 144A (D) (E)	98,128	103,073
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 - 144A (D)	822,172	22,491
Series 2006-C7, Class XW
0.85%, 11/15/2038 - 144A (D)	6,756,254	124,856
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2012-C5, Class XA
2.05%, 08/15/2045 - 144A (D)	552,332	54,549
Series 2012-C6, Class XA
2.33%, 11/15/2045 - 144A (D)	691,941	78,499

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO (continued)
Series 2013-C7, Class XA
1.89%, 02/15/2046 (D)	$ 1,267,538	$ 130,432
Series 2013-C8, Class XA
1.66%, 12/15/2048 (D)	1,031,925	77,808
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class E
5.15%, 04/14/2040 (D)	100,000	99,818
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (D)	60,000	62,963
Series 2005-HQ6, Class B
5.15%, 08/13/2042 (D)	100,000	102,811
Series 2005-HQ6, Class C
5.17%, 08/13/2042 (D)	100,000	101,109
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (D)	100,000	91,252
Series 2005-HQ6, Class G
5.38%, 08/13/2042 - 144A (D)	50,000	42,798
Series 2008-T29, Class D
6.46%, 01/11/2043 - 144A (D)	100,000	100,810
Series 2008-T29, Class E
6.46%, 01/11/2043 - 144A (D)	50,000	48,078
Series 2011-C1, Class D
5.42%, 09/15/2047 - 144A (D)	200,000	203,488
Morgan Stanley Dean Witter Capital I Trust
Series 2002-IQ3, Class E
5.98%, 09/15/2037 - 144A	78,000	82,170
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 - 144A (D)	69,020	69,039
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
Series 1999-LTL1, Class D
6.45%, 01/22/2026 - 144A	60,731	63,391
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C8, Class XA
2.40%, 08/15/2045 - 144A (D)	424,343	51,522

Total Mortgage-Backed Securities (cost $5,640,365)		5,584,571

ASSET-BACKED SECURITIES - 8.0%
Australia - 0.4%
SMART Trust
Series 2013-2US, Class A4A
1.18%, 02/14/2019	200,000	197,180
Cayman Islands - 6.6%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class D
2.16%, 03/12/2018 - 144A (D)	250,000	246,510
Ares VR CLO, Ltd.
Series 2006-5RA, Class D
2.16%, 02/24/2018 - 144A (D)	198,021	195,654
Atrium III
Series 3A, Class D1
6.36%, 10/27/2016 - 144A (D)	250,000	240,886
Castle Garden Funding
Series 2005-1A, Class B1
1.01%, 10/27/2020 - 144A (D)	100,000	98,352
Series 2005-1A, Class C1
2.01%, 10/27/2020 - 144A (D)	175,000	171,197
Denali Capital CLO V, Ltd.
Series 5A, Class B
0.97%, 09/08/2019 - 144A (D)	100,000	99,422
Dryden VIII Leveraged Loan CDO
Series 2005-8A, Class D
2.01%, 05/22/2017 - 144A (D)	500,000	486,165

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.51%, 08/21/2020 - 144A (D)	$ 240,684	$ 236,983
Series 2006-1A, Class D
1.86%, 08/21/2020 - 144A (D)	200,000	192,500
Halcyon Structured Asset Management CLO I, Ltd.
Series 2006-1A, Class D
1.96%, 05/21/2018 - 144A (D)	250,000	247,371
LightPoint CLO III, Ltd.
Series 2005-3A, Class A1A
0.51%, 09/15/2017 - 144A (D)	159,491	157,039
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.17%, 05/10/2019 - 144A (D)	100,000	99,974
Series 2005-1A, Class E
5.02%, 05/10/2019(D)	100,000	100,081
Stanfield Bristol CLO, Ltd.
Series 2005-1A, Class A2
0.71%, 10/15/2019 - 144A (D)	300,000	295,434
Stanfield Veyron CLO, Ltd.
Series 2006-1A, Class D
1.87%, 07/15/2018 - 144A (D)	150,000	141,308
WhiteHorse III, Ltd./Corp.
Series 2006-1A, Class A3L
1.02%, 05/01/2018 - 144A (D)	200,000	197,846
United Kingdom - 0.5%
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.75%, 03/18/2014 - 144A (D)	250,000	250,292
United States - 0.5%
Jefferies Ln
3.70%, 11/02/2014	235,000	235,000

Total Asset-Backed Securities (cost $3,918,564)		3,889,194

CORPORATE DEBT SECURITIES - 29.7%
Australia - 0.2%
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	101,000	102,867
Bermuda - 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A	78,000	77,462
Weatherford International, Ltd.
5.95%, 04/15/2042	135,000	129,257
Canada - 0.8%
Cenovus Energy, Inc.
3.80%, 09/15/2023	100,000	98,872
Enbridge, Inc.
4.00%, 10/01/2023 (C)	67,000	67,070
NOVA Chemicals Corp.
5.25%, 08/01/2023 - 144A (A)	70,000	70,175
Xstrata Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	137,000	127,995
Cayman Islands - 0.3%
Transocean, Inc.
2.50%, 10/15/2017	98,000	98,263
3.80%, 10/15/2022 (A)	49,000	46,138
France - 0.2%
BNP Paribas SA, Series MTN
2.70%, 08/20/2018 (A)	79,000	79,903
Germany - 0.4%
Deutsche Bank AG
4.30%, 05/24/2028 (D)	200,000	180,632
Luxembourg - 0.2%
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	100,000	106,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 07/18/2018 (A)	$ 10,000	$ 10,125
5.50%, 06/27/2044	50,000	45,392
Netherlands - 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (D) (F)	75,000	97,500
LYB International Finance BV
4.00%, 07/15/2023 (A)	56,000	55,517
Petrobras Global Finance BV
4.38%, 05/20/2023	100,000	91,479
Spain - 0.4%
BBVA US Senior SAU
4.66%, 10/09/2015	200,000	208,240
Switzerland - 1.0%
Credit Suisse AG
6.50%, 08/08/2023 - 144A (A)	200,000	202,500
UBS AG
7.63%, 08/17/2022	250,000	276,391
United Kingdom - 1.6%
Abbey National Treasury Services PLC
3.05%, 08/23/2018	63,000	64,004
Anglo American Capital PLC
2.63%, 09/27/2017 - 144A	200,000	196,394
BP Capital Markets PLC
2.75%, 05/10/2023 (A)	103,000	94,074
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	49,000	48,281
2.25%, 12/14/2018 (A)	56,000	55,214
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023 (A)	67,000	67,591
Standard Chartered PLC
3.95%, 01/11/2023 - 144A (A)	200,000	188,130
Vodafone Group PLC
2.95%, 02/19/2023 (A)	49,000	45,018
4.38%, 02/19/2043 (A)	39,000	33,906
United States - 23.4%
Activision Blizzard, Inc.
5.63%, 09/15/2021 - 144A	50,000	50,063
AES Corp.
7.38%, 07/01/2021	100,000	110,000
Aetna, Inc.
1.50%, 11/15/2017	35,000	34,367
American International Group, Inc.
3.38%, 08/15/2020 (A)	65,000	65,040
8.18%, 05/15/2058 (A) (D)	54,000	63,207
American International Group, Inc., Series GMTN
5.85%, 01/16/2018	42,000	47,757
American Tower Corp.
3.40%, 02/15/2019 (A)	50,000	49,419
4.50%, 01/15/2018 (A)	67,000	70,761
Amgen, Inc.
3.88%, 11/15/2021	67,000	67,898
Apple, Inc.
2.40%, 05/03/2023	75,000	67,889
3.85%, 05/04/2043	45,000	37,708
Ashland, Inc.
4.75%, 08/15/2022 (A)	100,000	93,750
AT&T, Inc.
5.35%, 09/01/2040	66,000	64,056
AvalonBay Communities, Inc.
2.95%, 09/15/2022	74,000	68,322

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
4.10%, 07/24/2023	$ 65,000	$ 64,596
5.20%, 06/01/2023 (D) (F)	63,000	55,125
Bank of America Corp., Series MTN
3.30%, 01/11/2023 (A)	169,000	158,312
BB&T Corp., Series MTN
2.05%, 06/19/2018 (A)	63,000	62,747
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042 (A)	33,000	30,322
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	72,000	69,386
BioMed Realty, LP
4.25%, 07/15/2022	69,000	66,941
Boston Properties, LP
3.70%, 11/15/2018	44,000	46,241
Brinker International, Inc.
2.60%, 05/15/2018 (A)	33,000	32,872
Calumet Specialty Products Partners, LP/Calumet Finance Corp.
9.38%, 05/01/2019 (A)	80,000	87,800
Case New Holland, Inc.
7.88%, 12/01/2017 (A)	100,000	116,250
Celgene Corp.
3.25%, 08/15/2022	136,000	128,960
Chemtura Corp.
5.75%, 07/15/2021	100,000	99,750
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021 (A)	200,000	224,000
Citigroup, Inc.
1.70%, 07/25/2016	88,000	88,400
3.50%, 05/15/2023	62,000	55,949
4.45%, 01/10/2017 (A)	45,000	48,725
5.50%, 09/13/2025 (A)	68,000	69,935
5.88%, 01/30/2042 (A)	39,000	43,362
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 (A)	35,000	35,700
7.63%, 03/15/2020 (A)	60,000	61,950
Constellation Brands, Inc.
6.00%, 05/01/2022 (A)	100,000	106,500
Continental Resources, Inc.
5.00%, 09/15/2022	100,000	100,625
COX Communications, Inc.
4.50%, 06/30/2043 - 144A (A)	50,000	39,518
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.40%, 03/15/2017 (A)	120,000	120,555
5.15%, 03/15/2042 (A)	53,000	45,092
DISH DBS Corp.
4.63%, 07/15/2017	100,000	102,250
Duke Energy Corp.
2.10%, 06/15/2018 (A)	70,000	69,813
Eaton Corp.
2.75%, 11/02/2022 - 144A (A)	50,000	46,595
eBay, Inc.
4.00%, 07/15/2042	68,000	57,478
EMC Corp.
1.88%, 06/01/2018	145,000	144,455
3.38%, 06/01/2023 (A)	83,000	81,105
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	115,504
5.15%, 02/01/2043	100,000	89,310
Enterprise Products Operating LLC
4.45%, 02/15/2043	103,000	91,119
Equity One, Inc.
3.75%, 11/15/2022	78,000	73,565
ERAC USA Finance LLC
2.80%, 11/01/2018 - 144A	47,000	47,334

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ERP Operating, LP
3.00%, 04/15/2023	$ 49,000	$ 45,047
Express Scripts Holding Co.
2.65%, 02/15/2017	57,000	58,765
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	99,000	89,053
Fifth Third Bancorp
5.10%, 06/30/2023 (A) (D) (F)	83,000	72,210
FirstEnergy Corp.
2.75%, 03/15/2018	73,000	70,997
4.25%, 03/15/2023	74,000	67,675
FMC Technologies, Inc.
3.45%, 10/01/2022	72,000	69,048
Ford Motor Co.
4.75%, 01/15/2043	49,000	43,731
Ford Motor Credit Co. LLC
8.13%, 01/15/2020 (A)	100,000	124,361
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/2018 - 144A (A)	74,000	71,517
General Electric Capital Corp.
5.25%, 06/15/2023 (A) (D) (F)	100,000	92,700
7.13%, 06/15/2022 (D) (F)	100,000	108,750
General Electric Capital Corp., Series GMTN
3.15%, 09/07/2022 (A)	73,000	69,024
Genworth Holdings, Inc.
7.63%, 09/24/2021 (A)	47,000	55,550
Georgia-Pacific LLC
3.73%, 07/15/2023 - 144A	56,000	54,590
Goldman Sachs Group, Inc.
2.38%, 01/22/2018 (A)	122,000	121,135
2.90%, 07/19/2018	84,000	84,675
3.63%, 01/22/2023 (A)	95,000	90,845
6.75%, 10/01/2037 (A)	43,000	44,876
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	42,000	45,968
6.63%, 03/30/2040	37,000	44,283
Hawk Acquisition Sub, Inc.
4.25%, 10/15/2020 - 144A (A)	100,000	95,375
HCA, Inc.
7.25%, 09/15/2020 (A)	100,000	108,750
Hertz Corp.
5.88%, 10/15/2020 (A)	100,000	103,000
Hewlett-Packard Co.
2.60%, 09/15/2017 (A)	73,000	73,713
3.00%, 09/15/2016 (A)	96,000	99,088
Hospira, Inc.
5.20%, 08/12/2020	53,000	53,922
5.80%, 08/12/2023	23,000	23,400
HSBC Finance Corp.
6.68%, 01/15/2021	61,000	69,659
Humana, Inc.
3.15%, 12/01/2022 (A)	49,000	45,589
Huntington Bancshares
2.60%, 08/02/2018	125,000	125,056
Huntsman International LLC
4.88%, 11/15/2020 (A)	120,000	113,700
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	63,000	70,402
JPMorgan Chase & Co.
1.63%, 05/15/2018 (A)	114,000	110,405
3.38%, 05/01/2023	52,000	47,157
5.15%, 05/01/2023 (A) (D) (F)	59,000	51,625
5.40%, 01/06/2042 (A)	49,000	51,548
6.00%, 08/01/2023 (A) (D) (F)	68,000	63,750
Kilroy Realty, LP
3.80%, 01/15/2023	55,000	51,635

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kimco Realty Corp.
3.13%, 06/01/2023	$ 73,000	$ 66,997
Kohl’s Corp.
4.75%, 12/15/2023	68,000	70,088
Lincoln National Corp.
4.00%, 09/01/2023 (A)	52,000	51,756
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	75,000	67,437
4.30%, 02/15/2043(A)	52,000	43,944
Marathon Petroleum Corp.
6.50%, 03/01/2041	96,000	104,374
Medtronic, Inc.
2.75%, 04/01/2023	39,000	36,633
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (A)	100,000	110,138
MetLife, Inc.
4.37%, 09/15/2023	81,000	84,678
MetroPCS Wireless, Inc.
6.25%, 04/01/2021 - 144A (A)	35,000	35,175
6.63%, 04/01/2023 - 144A	85,000	85,212
MGM Resorts International
6.75%, 10/01/2020 (A)	120,000	126,000
Morgan Stanley
4.75%, 03/22/2017	67,000	72,341
Morgan Stanley, Series MTN
4.10%, 05/22/2023 (A)	111,000	103,532
Motorola Solutions, Inc.
3.50%, 03/01/2023	98,000	91,496
News America, Inc.
3.00%, 09/15/2022	73,000	68,406
4.00%, 10/01/2023 - 144A	42,000	42,044
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/2023	121,000	114,874
NiSource Finance Corp.
3.85%, 02/15/2023	47,000	45,923
5.25%, 02/15/2043	47,000	45,163
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	78,000	93,450
ONEOK Partners, LP
3.38%, 10/01/2022	50,000	46,061
Oracle Corp.
3.63%, 07/15/2023 (A)	128,000	127,658
Phillips 66
2.95%, 05/01/2017	60,000	62,106
PNC Bank NA
3.80%, 07/25/2023	250,000	244,628
PNK Finance Corp.
6.38%, 08/01/2021 - 144A (A)	55,000	56,100
PPL Capital Funding, Inc.
3.40%, 06/01/2023	124,000	115,553
ProLogis, LP
4.25%, 08/15/2023	47,000	46,746
Prudential Financial, Inc.
5.63%, 06/15/2043 (D)	107,000	100,781
Regions Financial Corp.
2.00%, 05/15/2018 (A)	79,000	76,682
Reynolds American, Inc.
4.85%, 09/15/2023	65,000	67,509
Ryland Group, Inc.
6.63%, 05/01/2020	15,000	15,525
SandRidge Energy, Inc.
7.50%, 03/15/2021 (A)	120,000	121,200
Santander Holdings USA, Inc.
3.45%, 08/27/2018	53,000	54,128
Simon Property Group, LP
1.50%, 02/01/2018 - 144A	50,000	48,745

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sirius XM Radio, Inc.
5.88%, 10/01/2020 - 144A (A)	$ 100,000	$ 100,875
SLM Corp., Series MTN
4.63%, 09/25/2017 (A)	82,000	83,025
5.50%, 01/15/2019	49,000	48,523
St Jude Medical, Inc.
3.25%, 04/15/2023 (A)	63,000	59,875
4.75%, 04/15/2043	56,000	53,172
State Street Corp.
3.10%, 05/15/2023 (A)	136,000	126,850
Time Warner, Inc.
6.50%, 11/15/2036	39,000	43,397
Ventas Realty, LP
5.70%, 09/30/2043 (A)	47,000	47,524
Verizon Communications, Inc.
5.15%, 09/15/2023	191,000	204,711
5.50%, 02/15/2018 (A)	206,000	233,327
6.55%, 09/15/2043	87,000	98,218
Viacom, Inc.
4.25%, 09/01/2023 (A)	100,000	99,457
4.38%, 03/15/2043 (A)	52,000	42,082
VPI Escrow Corp.
6.38%, 10/15/2020 - 144A	100,000	104,000
Walgreen Co.
4.40%, 09/15/2042	74,000	66,185
WellPoint, Inc.
4.63%, 05/15/2042	92,000	84,139
Wells Fargo & Co.
1.25%, 07/20/2016	50,000	50,022
3.45%, 02/13/2023 (A)	49,000	45,862
Weyerhaeuser Co.
4.63%, 09/15/2023 (A)	65,000	66,234
Zoetis, Inc.
1.88%, 02/01/2018 - 144A (A)	49,000	48,506
3.25%, 02/01/2023 - 144A	72,000	68,545
4.70%, 02/01/2043 - 144A	46,000	42,870
Venezuela - 0.2%
Petroleos de Venezuela SA
4.90%, 10/28/2014	79,500	74,809
8.00%, 11/17/2013 - Reg S	8,200	8,200
9.75%, 05/17/2035 - Reg S	29,600	22,644

Total Corporate Debt Securities (cost $15,039,794)		14,382,227

	Shares	Value
PREFERRED STOCKS - 0.3%
United States - 0.3%
Goldman Sachs Group, Inc. - Series J,
5.50% (A) (D)	3,725	83,589
Wells Fargo & Co., 5.85% (A) (D)	3,000	71,610

Total Preferred Stocks (cost $172,409)		155,199

SECURITIES LENDING COLLATERAL - 13.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)	6,531,937	6,531,937

Total Securities Lending Collateral (cost $6,531,937)		6,531,937

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 10.8%

State Street Bank & Trust Co.
0.01% (G), dated 09/30/2013, to be repurchased at $5,231,376 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $5,336,131.

	$ 5,231,375	$ 5,231,375

Total Repurchase Agreement (cost $5,231,375)		5,231,375

Total Investment Securities (cost $65,676,437) (H)		65,272,417
Other Assets and Liabilities - Net		(16,932,649)

Net Assets		$ 48,339,768

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (I)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 09/30/13 (J)	Notional Amount (K)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Turkey, 11.88%, 01/15/2030	1.00%	06/20/2018	DUB	100.00	$52,000	$2,452	$951	$1,501
Venezuela, 9.25%, 09/15/2027	5.00	12/20/2018	DUB	500.00	51,000	8,348	8,405	(57)

						$10,800	$9,356	$1,444

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (I)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 19	5.00%	06/20/2018	HSBC	USD	280,000	$(22,509)	$(22,290)	$(219)
Emerging Markets Index - Series 19	5.00	06/20/2018	DUB	USD	200,000	(16,078)	(15,863)	(215)

						$(38,587)	$(38,153)	$(434)

FUTURES CONTRACTS: (M)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	22	12/19/2013	$48,412
2-Year U.S. Treasury Note	Long	66	12/31/2013	40,551
30-Year U.S. Treasury Bond	Short	(6)	12/19/2013	(12,539)
5-Year U.S. Treasury Note	Short	(93)	12/31/2013	(133,194)
German Euro Bund	Short	(6)	12/06/2013	(22,655)
Ultra Long U.S. Treasury Bond	Short	(20)	12/19/2013	(23,895)

				$(103,320)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(1,221,809)	12/13/2013	$(1,653,548)	$302
EUR	DUB	(5,126)	12/13/2013	(6,913)	(23)
EUR	DUB	(5,126)	12/13/2013	(6,913)	(23)

					$256

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
U.S. Government Obligations	24.8%		$16,171,252
U.S. Government Agency Obligations	17.7		11,587,052
Mortgage-Backed Securities	8.5		5,584,571
Asset-Backed Securities	6.0		3,889,194
Commercial Banks	3.0		1,933,076
Foreign Government Obligations	2.7		1,739,610
Diversified Financial Services	2.3		1,483,248
Oil, Gas & Consumable Fuels	1.9		1,239,645
Capital Markets	1.4		908,475
Media	1.2		801,326
Diversified Telecommunication Services	1.1		707,062
Real Estate Investment Trusts	1.1		700,653
Electric Utilities	0.9		623,448
Metals & Mining	0.9		602,268
Insurance	0.9		589,342
Computers & Peripherals	0.8		503,958
Energy Equipment & Services	0.7		433,825
Chemicals	0.7		432,892
Health Care Providers & Services	0.6		379,134
Pharmaceuticals	0.5		341,243
Commercial Services & Supplies	0.4		274,391
Automobiles	0.4		267,731
Hotels, Restaurants & Leisure	0.3		214,972
Consumer Finance	0.3		201,207
Wireless Telecommunication Services	0.3		199,311
Biotechnology	0.3		196,858
Multiline Retail	0.3		181,469
Software	0.3		177,721
Health Care Equipment & Supplies	0.2		149,680
Machinery	0.2		116,250
Independent Power Producers & Energy Traders	0.2		110,000
Beverages	0.2		106,500
Food Products	0.1		95,375
Communications Equipment	0.1		91,496
IT Services	0.1		89,053
Trading Companies & Distributors	0.1		70,402
Tobacco	0.1		67,509
Food & Staples Retailing	0.1		66,185
Internet Software & Services	0.1		57,478
Paper & Forest Products	0.1		54,590
Thrifts & Mortgage Finance	0.1		54,128
Household Durables	0.0	(N)	15,525

Investment Securities, at Value	82.0		53,509,105
Short-Term Investments	18.0		11,763,312

Total Investments	100.0%		$65,272,417

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $6,397,712. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $103,073, or 0.21% of the portfolio’s net assets.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Aggregate cost for federal income tax purposes is $65,676,437. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $435,972 and $839,992, respectively. Net unrealized depreciation for tax purposes is $404,020.
(I)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(J)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(K)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	Cash in the amount of $180,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(N)	Percentage rounds to less than 0.1%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $8,423,604, or 17.43% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
GMTN	Global Medium Term Note
HSBC	HSBC Bank USA
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$16,171,252	$—	$16,171,252
U.S. Government Agency Obligations	—	11,587,052	—	11,587,052
Foreign Government Obligations	—	1,739,610	—	1,739,610
Mortgage-Backed Securities	—	5,584,571	—	5,584,571
Asset-Backed Securities	—	3,889,194	—	3,889,194
Corporate Debt Securities	—	14,382,227	—	14,382,227
Preferred Stocks	155,199	—	—	155,199
Securities Lending Collateral	6,531,937	—	—	6,531,937
Repurchase Agreement	—	5,231,375	—	5,231,375

Total Investment Securities	$6,687,136	$58,585,281	$—	$65,272,417

Derivative Financial Instruments
Credit Default Swap Agreements (P)	$—	$1,501	$—	$1,501
Futures Contracts (P)	88,963	—	—	88,963
Forward Foreign Currency Contracts (P)	—	302	—	302

Total Derivative Financial Instruments	$88,963	$1,803	$—	$90,766

Other Assets (Q)
Cash	$2,331	$—	$—	$2,331
Cash on Deposit with Broker	180,000	—	—	180,000
Foreign Currency	11,018	—	—	11,018

Total Other Assets	$193,349	$—	$—	$193,349

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (P)	$—	$(491)	$—	$(491)
Futures Contracts (P)	(192,283)	—	—	(192,283)
Forward Foreign Currency Contracts (P)	—	(46)	—	(46)

Total Derivative Financial Instruments	$(192,283)	$(537)	$—	$(192,820)

Other Liabilities (Q)
Collateral for Securities on Loan	$(6,531,937)	$—	$—	$(6,531,937)

Total Other Liabilities	$(6,531,937)	$—	$—	$(6,531,937)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.1%
B/E Aerospace, Inc. (A) (B)	8,170	$ 603,109
Auto Components - 1.6%
Delphi Automotive PLC - Class A (B)	14,400	841,248
Beverages - 2.7%
Coca-Cola Enterprises, Inc. (B)	18,370	738,658
PepsiCo, Inc.	9,420	748,890
Biotechnology - 6.4%
Amgen, Inc.	8,460	947,012
Celgene Corp. (A) (B)	6,960	1,071,353
Gilead Sciences, Inc. (A) (B)	23,090	1,450,976
Capital Markets - 2.7%
Ameriprise Financial, Inc.	7,030	640,292
BlackRock, Inc. - Class A (B)	3,100	838,922
Chemicals - 2.3%
Monsanto Co.	11,990	1,251,396
Commercial Services & Supplies - 0.9%
Waste Connections, Inc. (B)	10,720	486,795
Communications Equipment - 0.9%
F5 Networks, Inc. - Class B (A) (B)	5,410	463,962
Computers & Peripherals - 7.1%
Apple, Inc. (B)	4,240	2,021,420
EMC Corp. (B)	50,673	1,295,202
NetApp, Inc. (B)	12,750	543,405
Electrical Equipment - 2.4%
AMETEK, Inc. - Class A	10,630	489,193
Roper Industries, Inc. (B)	6,090	809,178
Energy Equipment & Services - 1.7%
Halliburton Co.	19,360	932,184
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	6,800	782,816
CVS Caremark Corp.	10,790	612,332
Whole Foods Market, Inc. (B)	12,490	730,665
Food Products - 3.3%
Hershey Co. (B)	7,250	670,625
Kraft Foods Group, Inc.	13,590	712,660
Mondelez International, Inc. - Class A (B)	12,760	400,919
Health Care Providers & Services - 3.5%
Express Scripts Holding Co. (A)	11,510	711,088
HCA Holdings, Inc.	6,520	278,730
McKesson Corp.	7,170	919,911
Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc. (B)	8,545	346,329
Starbucks Corp.	16,490	1,269,235
Industrial Conglomerates - 1.7%
Danaher Corp. (B)	13,290	921,263
Insurance - 2.4%
Prudential Financial, Inc. (B)	7,980	622,280
Travelers Cos., Inc.	7,980	676,465
Internet Software & Services - 5.4%
Facebook, Inc. - Class A (A)	17,480	878,195
Google, Inc. - Class A (A)	2,340	2,049,630
IT Services - 7.4%
Cognizant Technology Solutions Corp. - Class A (A)	9,140	750,577
International Business Machines Corp.	9,100	1,685,138
Visa, Inc. - Class A (B)	8,310	1,588,041

	Shares	Value
COMMON STOCKS (continued)
Machinery - 4.1%
Flowserve Corp. (B)	12,000	$ 748,680
Ingersoll-Rand PLC (B)	10,390	674,727
Pall Corp.	10,340	796,593
Media - 7.8%
CBS Corp. - Class B	12,230	674,607
Comcast Corp. - Class A (B)	29,400	1,327,410
Discovery Communications, Inc. - Series A (A)(B)	8,970	757,247
Liberty Media Corp. - Class A (A)	3,710	545,927
Walt Disney Co. - Class A (B)	14,360	926,076
Multiline Retail - 1.1%
Macy’s, Inc.	13,620	589,337
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. - Class A	5,600	520,744
EOG Resources, Inc. (B)	5,950	1,007,216
Paper & Forest Products - 1.1%
International Paper Co.	13,410	600,768
Personal Products - 0.9%
Estee Lauder Cos., Inc. - Class A	6,610	462,039
Pharmaceuticals - 2.0%
Actavis, Inc. (A) (B)	3,262	469,728
Allergan, Inc.	7,100	642,195
Professional Services - 0.8%
Equifax, Inc.	7,090	424,337
Road & Rail - 1.8%
Union Pacific Corp.	6,220	966,215
Software - 6.4%
Citrix Systems, Inc. (A)	7,790	550,052
Intuit, Inc. (B)	15,560	1,031,784
Oracle Corp.	46,590	1,545,390
TIBCO Software, Inc. (A) (B)	12,510	320,131
Specialty Retail - 6.3%
Best Buy Co., Inc. (B)	19,350	725,625
Gap, Inc. - Class A (B)	15,600	628,368
Home Depot, Inc.	17,730	1,344,820
Ulta Salon Cosmetics & Fragrance, Inc. (A) (B)	6,200	740,652
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (A) (B)	8,530	635,656
Tobacco - 2.0%
Philip Morris International, Inc.	12,300	1,065,057

Total Common Stocks (cost $49,505,547)		53,501,475

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	13,855,051	13,855,051

Total Securities Lending Collateral (cost $13,855,051)		13,855,051

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $568,962 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $584,646.	$ 568,962	568,962

Total Repurchase Agreement (cost $568,962)		568,962

Total Investment Securities (cost $63,929,560) (D)		67,925,488
Other Assets and Liabilities - Net		(13,725,857)

Net Assets		$ 54,199,631

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $13,558,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $63,929,560. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,463,630 and $467,702, respectively. Net unrealized appreciation for tax purposes is $3,995,928.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$53,501,475	$—	$—	$53,501,475
Securities Lending Collateral	13,855,051	—	—	13,855,051
Repurchase Agreement	—	568,962	—	568,962

Total Investment Securities	$67,356,526	$568,962	$—	$67,925,488

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(13,855,051)	$—	$—	$(13,855,051)

Total Other Liabilities	$(13,855,051)	$—	$—	$(13,855,051)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.9%
United States - 13.9%
U.S. Treasury Note
0.25%, 09/30/2015	$ 8,824,000	$ 8,810,905
0.88%, 09/15/2016	296,000	298,174
1.38%, 09/30/2018	4,900,000	4,896,555

Total U.S. Government Obligations (cost $13,990,885)		14,005,634

MORTGAGE-BACKED SECURITIES - 7.4%
United States - 7.4%
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (A)	277,000	285,085
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AAB
5.42%, 01/15/2049	273,589	279,291
Banc of America Large Loan Trust
Series 2009-FDG, Class A
5.20%, 01/25/2042 - 144A (A)	260,697	283,467
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A3A
4.62%, 07/10/2043	470,000	479,062
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-T18, Class C
5.07%, 02/13/2042 (A)	350,000	364,582
Commercial Mortgage Pass-Through Certificates
Series 2006-C1, Class A3
5.57%, 02/15/2039 (A)	128,042	129,959
Series 2013-THL, Class A2
1.23%, 06/08/2030 - 144A (A)	130,000	129,583
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	380,164	389,548
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C4, Class B
5.29%, 08/15/2038 (A)	327,000	340,320
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class C
5.13%, 05/10/2043 (A)	330,000	345,131
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (A)	108,462	110,179
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-RR1, Class JPA
6.00%, 06/20/2049 - 144A (A)	170,000	191,582
Series 2012-PHH, Class A
1.85%, 10/15/2025 - 144A (A)	160,000	160,860
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class B
5.52%, 12/15/2044 (A)	350,000	364,880
Series 2007-LD11, Class A2
5.99%, 06/15/2049 (A)	13,937	14,269
Series 2007-LD12, Class A2
5.83%, 02/15/2051	57,272	57,595

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class D
5.71%, 06/15/2036 (A)	$ 170,000	$ 174,561
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	400,000	414,788
Series 2005-C5, Class B
5.13%, 09/15/2040 (A)	710,000	745,410
Series 2006-C7, Class A2 SEQ
5.30%, 11/15/2038	61,008	64,202
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3
6.72%, 11/15/2026 (A)	361,060	385,104
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class ASB
5.64%, 09/12/2049	201,488	206,789
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	45,550	46,142
TIAA CMBS I Trust
Series 2001-C1A, Class L
5.77%, 06/19/2033 - 144A	470,000	517,229
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A1A
5.55%, 08/15/2039 (A)	299,835	319,464
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	304,251	305,283
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 03/15/2044 - 144A	280,000	291,811

Total Mortgage-Backed Securities (cost $7,440,336)		7,396,176

ASSET-BACKED SECURITIES - 15.0%
Cayman Islands - 5.9%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class D
2.16%, 03/12/2018 - 144A (A)	250,000	246,510
Atrium IV
Series 4A, Class A2
0.51%, 06/08/2019 - 144A (A)	261,406	259,506
Ballyrock, Ltd. CLO
Series 2006-1A, Class D
1.76%, 08/28/2019 - 144A (A)	500,000	488,912
Callidus Debt Partners CLO Fund VII, Ltd.
Series 7A, Class A
1.02%, 01/21/2021 - 144A (A)	134,723	134,227
Series 7A, Class C
2.52%, 01/21/2021 - 144A (A)	250,000	249,353
Castle Garden Funding
Series 2005-1A, Class B1
1.01%, 10/27/2020 - 144A (A)	250,000	245,881
CIFC Funding, Ltd.
Series 2006-1A, Class A2L
0.67%, 10/20/2020 - 144A (A)	200,000	190,402
Dryden VIII Leveraged Loan CDO
Series 2005-8A, Class D
2.01%, 05/22/2017 - 144A (A)	500,000	486,164
Emporia Preferred Funding I Corp.
Series 2005-1A, Class B1
0.82%, 10/12/2018 - 144A (A)	120,210	120,079
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.26%, 10/28/2019 - 144A (A)	250,000	245,618

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.51%, 08/21/2020 - 144A (A)	$ 525,128	$ 517,054
Series 2006-1A, Class D
1.86%, 08/21/2020 - 144A (A)	250,000	240,626
Halcyon Structured Asset Management CLO I, Ltd.
Series 2006-1A, Class D
1.96%, 05/21/2018 - 144A (A)	500,000	494,742
Hewett’s Island CLO IV, Ltd.
Series 2006-4A, Class C
1.02%, 05/09/2018 - 144A (A)	250,000	247,868
LightPoint CLO III, Ltd.
Series 2005-3A, Class A1A
0.51%, 09/15/2017 - 144A (A)	318,982	314,077
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.17%, 05/10/2019 - 144A (A)	250,000	249,934
Stanfield Bristol CLO, Ltd.
Series 2005-1A, Class A2
0.71%, 10/15/2019 - 144A (A)	300,000	295,434
Stanfield Veyron CLO, Ltd.
Series 2006-1A, Class C
0.95%, 07/15/2018 - 144A (A)	500,000	481,541
Series 2006-1A, Class D
1.87%, 07/15/2018 - 144A (A)	300,000	282,616
WhiteHorse III, Ltd./Corp.
Series 2006-1A, Class A3L
1.02%, 05/01/2018 - 144A (A)	200,000	197,846
United States - 9.1%
BA Credit Card Trust
Series 2008-C5, Class C5
4.93%, 03/15/2016 (A)	474,000	474,878
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3
1.24%, 10/20/2017	306,000	306,857
Series 2013-3, Class A3
1.31%, 12/20/2017	190,000	190,547
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	172,000	199,334
Series 2013-A2, Class A2
0.36%, 02/15/2019 (A)	500,000	499,103
Carmax Auto Owner Trust
Series 2013-2, Class A4
0.84%, 11/15/2018	205,000	201,919
CarMax Auto Owner Trust
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	501,857
Chase Funding Loan Acquisition Trust Series
Series 2003-C2, Class 1A
4.75%, 12/25/2019	207,201	213,172
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	513,540
Series 2013-A2, Class A2
0.46%, 05/26/2020 (A)	261,000	259,435
Series 2013-A6, Class A6
1.32%, 09/07/2018	400,000	402,794
Discover Card Master Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	463,438
Fifth Third Auto Trust
Series 2013-1, Class A4
1.30%, 02/18/2020	160,000	160,734

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 09/15/2017	$ 478,000	$ 480,292
Series 2013-B, Class A3
0.57%, 10/15/2017	97,000	96,780
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	87,173
Series 2013-C, Class A4
1.25%, 10/15/2018	500,000	501,093
GSAMP Trust
Series 2005-SEA2, Class A1
0.53%, 01/25/2045 - 144A (A)	119,550	114,765
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A4
0.91%, 02/15/2018	125,000	125,174
Hyundai Auto Receivables Trust
Series 2012-C, Class A4
0.73%, 06/15/2018	287,000	285,419
Series 2013-B, Class A3
0.71%, 09/15/2017	284,000	284,279
Mercedes-Benz Auto Receivables Trust
Series 2013-1, Class A4
1.13%, 11/15/2019	500,000	500,759
Nissan Auto Lease Trust
Series 2013-A, Class A4
0.74%, 10/15/2018	115,000	114,718
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A4
1.31%, 10/15/2019	500,000	501,590
Santander Drive Auto Receivables Trust
Series 2011-4, Class D
4.74%, 09/15/2017	235,000	247,018
Series 2012-5, Class D
3.30%, 09/17/2018	200,000	203,486
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class A1
0.38%, 09/25/2035 (A)	373,582	371,594
Toyota Auto Receivables Owner Trust
Series 2013-B, Class A4
1.46%, 01/15/2019	360,000	363,441
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4
0.66%, 03/20/2019	170,000	168,420
World Omni Auto Receivables Trust
Series 2013-A, Class A4
0.87%, 07/15/2019	300,000	296,324

Total Asset-Backed Securities (cost $15,175,811)		15,118,323

CORPORATE DEBT SECURITIES - 38.9%
Australia - 0.7%
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/2016 (B)	250,000	249,802
National Australia Bank, Ltd.
1.60%, 08/07/2015	250,000	254,002
Westpac Banking Corp.
1.13%, 09/25/2015 (B)	230,000	231,669
Canada - 2.6%
Bank of Montreal, Series MTN
0.80%, 11/06/2015 (B)	320,000	320,500
Bank of Nova Scotia
0.75%, 10/09/2015 (B)	320,000	319,970
Barrick Gold Corp.
1.75%, 05/30/2014 (B)	246,000	246,893
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015 (B)	110,000	110,316

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Royal Bank of Canada, Series GMTN
0.85%, 03/08/2016	$ 360,000	$ 358,931
1.50%, 01/16/2018 (B)	280,000	275,640
Thomson Reuters Corp.
0.88%, 05/23/2016 (B)	321,000	319,094
TransCanada PipeLines, Ltd.
0.75%, 01/15/2016	230,000	228,685
Xstrata Finance Canada, Ltd.
2.05%, 10/23/2015 - 144A	290,000	290,789
2.85%, 11/10/2014 - 144A	90,000	91,348
France - 0.4%
Sanofi
1.25%, 04/10/2018	240,000	234,299
Total Capital International SA
0.75%, 01/25/2016	190,000	189,411
Italy - 0.2%
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (B)	200,000	199,710
Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 - 144A	246,000	247,498
Luxembourg - 0.3%
Covidien International Finance SA
1.35%, 05/29/2015	330,000	333,226
Netherlands - 1.0%
ABN AMRO Bank NV
1.38%, 01/22/2016 - 144A (B)	200,000	200,020
Petrobras Global Finance BV
2.00%, 05/20/2016 (B)	171,000	169,896
Rabobank Nederland NV
2.13%, 10/13/2015	243,000	248,945
Shell International Finance BV
3.10%, 06/28/2015	360,000	376,064
Spain - 0.3%
BBVA US Senior SAU
4.66%, 10/09/2015	200,000	208,240
Telefonica Emisiones SAU
3.99%, 02/16/2016 (B)	90,000	93,229
Sweden - 0.2%
Nordea Bank AB
0.88%, 05/13/2016 - 144A	200,000	198,458
Switzerland - 0.7%
Credit Suisse, Series MTN
3.50%, 03/23/2015	430,000	447,897
UBS AG, Series MTN
5.88%, 07/15/2016	190,000	210,244
United Kingdom - 1.7%
Barclays Bank PLC
5.00%, 09/22/2016	340,000	375,228
BP Capital Markets PLC
0.70%, 11/06/2015	160,000	159,653
2.25%, 11/01/2016 (B)	140,000	144,103
Diageo Capital PLC
0.63%, 04/29/2016	240,000	238,242
GlaxoSmithKline Capital PLC
0.75%, 05/08/2015 (B)	290,000	291,130
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	168,000	168,049
Royal Bank of Scotland Group
PLC 2.55%, 09/18/2015	190,000	194,077
Vodafone Group PLC
0.90%, 02/19/2016 (B)	140,000	139,755
United States - 30.6%
AbbVie, Inc.
1.20%, 11/06/2015	260,000	260,941

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Altria Group, Inc.
4.13%, 09/11/2015	$ 190,000	$ 201,544
Amazon.com, Inc.
0.65%, 11/27/2015 (B)	200,000	199,682
American Express Credit Corp., Series GMTN
1.75%, 06/12/2015	180,000	183,281
American International Group, Inc., Series MTN
5.60%, 10/18/2016 (B)	320,000	357,508
Amgen, Inc.
1.88%, 11/15/2014	130,000	131,806
Anheuser-Busch InBev Worldwide, Inc.
0.80%, 07/15/2015 (B)	120,000	120,543
5.38%, 11/15/2014	70,000	73,783
Apple, Inc.
0.45%, 05/03/2016 (B)	320,000	317,761
AT&T, Inc.
0.80%, 12/01/2015	450,000	448,706
Bank of America Corp.
1.50%, 10/09/2015	360,000	361,968
3.75%, 07/12/2016 (B)	310,000	328,502
Bank of America Corp., Series MTN
1.25%, 01/11/2016 (B)	460,000	459,547
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	400,000	403,592
Baxter International, Inc.
0.95%, 06/01/2016 (B)	168,000	168,336
BB&T Corp.
5.20%, 12/23/2015	180,000	195,222
BB&T Corp., Series MTN
1.60%, 08/15/2017 (B)	310,000	307,811
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 (B)	360,000	373,209
BlackRock, Inc.
1.38%, 06/01/2015	200,000	202,876
Caterpillar Financial Services Corp.
0.70%, 11/06/2015	160,000	159,918
Caterpillar Financial Services Corp., Series MTN
0.70%, 02/26/2016 (B)	180,000	179,174
1.10%, 05/29/2015	200,000	201,629
Charles Schwab Corp.
0.85%, 12/04/2015	238,000	237,925
Chevron Corp.
0.89%, 06/24/2016 (B)	150,000	150,586
Cisco Systems, Inc.
5.50%, 02/22/2016	290,000	322,339
Citigroup, Inc.
1.25%, 01/15/2016 (B)	190,000	189,855
1.30%, 04/01/2016 (B)	320,000	319,344
1.70%, 07/25/2016	300,000	301,364
2.65%, 03/02/2015 (B)	250,000	255,617
5.50%, 02/15/2017 (B)	190,000	208,034
Coca-Cola Co.
0.75%, 03/13/2015 (B)	347,000	348,374
1.80%, 09/01/2016	242,000	248,781
ConAgra Foods, Inc.
1.30%, 01/25/2016 (B)	247,000	247,258
ConocoPhillips
4.60%, 01/15/2015 (B)	210,000	220,652
COX Communications, Inc.
5.45%, 12/15/2014	60,000	63,381
5.50%, 10/01/2015	50,000	53,880
CSX Corp.
6.25%, 04/01/2015	200,000	216,083

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Daimler Finance North America LLC
1.25%, 01/11/2016 - 144A	$ 300,000	$ 299,973
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.50%, 03/01/2016 (B)	142,000	148,033
Dominion Resources, Inc.
1.40%, 09/15/2017	200,000	197,191
Ecolab, Inc.
1.00%, 08/09/2015	110,000	110,051
Enterprise Products Operating LLC
1.25%, 08/13/2015	140,000	140,735
Fifth Third Bancorp
3.63%, 01/25/2016 (B)	360,000	379,803
Ford Motor Credit Co. LLC
1.70%, 05/09/2016	200,000	199,979
2.75%, 05/15/2015 (B)	200,000	204,576
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/2015 (B)	170,000	170,446
Genentech, Inc.
4.75%, 07/15/2015	330,000	353,552
General Electric Capital Corp.
1.00%, 12/11/2015	350,000	350,418
3.75%, 11/14/2014	260,000	269,672
General Electric Capital Corp., Series GMTN
4.88%, 03/04/2015	360,000	380,954
General Electric Co.
0.85%, 10/09/2015	210,000	210,484
Georgia Power Co.
0.75%, 08/10/2015	399,000	399,259
3.00%, 04/15/2016	110,000	114,718
Glencore Funding LLC
1.70%, 05/27/2016 - 144A (B)	157,000	154,694
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	744,000	749,403
HCP, Inc. - REIT
3.75%, 02/01/2016 (B)	130,000	136,867
Health Care REIT, Inc.
3.63%, 03/15/2016	94,000	98,592
HSBC USA, Inc.
2.38%, 02/13/2015	280,000	286,285
Huntington National Bank
1.35%, 08/02/2016 (B)	250,000	249,834
Hyundai Capital America
1.88%, 08/09/2016 - 144A (B)	375,000	376,567
Intel Corp.
1.35%, 12/15/2017 (B)	260,000	256,641
International Business Machines Corp.
0.55%, 02/06/2015 (B)	570,000	570,726
1.95%, 07/22/2016	100,000	102,973
John Deere Capital Corp.
0.75%, 01/22/2016 (B)	110,000	109,915
JPMorgan Chase & Co.
3.15%, 07/05/2016 (B)	619,000	649,480
3.70%, 01/20/2015 (B)	470,000	486,777
Juniper Networks, Inc.
3.10%, 03/15/2016	222,000	229,027
Kellogg Co.
1.13%, 05/15/2015 (B)	200,000	201,607
Kraft Foods Group, Inc.
1.63%, 06/04/2015	246,000	249,833
Lorillard Tobacco Co.
3.50%, 08/04/2016 (B)	90,000	94,277
Marathon Oil Corp.
0.90%, 11/01/2015	260,000	259,975
McDonald’s Corp., Series MTN
0.75%, 05/29/2015 (B)	249,000	249,924

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
McKesson Corp.
0.95%, 12/04/2015	$ 360,000	$ 360,349
Medtronic, Inc.
3.00%, 03/15/2015 (B)	286,000	296,213
Merck & Co., Inc.
0.70%, 05/18/2016 (B)	350,000	349,601
MetLife Institutional Funding II
1.63%, 04/02/2015 - 144A (B)	246,000	249,219
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	140,000	141,892
Morgan Stanley
1.75%, 02/25/2016 (B)	80,000	80,386
2.13%, 04/25/2018 (B)	200,000	194,930
Morgan Stanley, Series GMTN
6.00%, 04/28/2015	395,000	423,779
Mylan, Inc.
6.00%, 11/15/2018 - 144A	215,000	231,736
NBCUniversal Media LLC
3.65%, 04/30/2015	250,000	261,996
NetApp, Inc.
2.00%, 12/15/2017 (B)	200,000	196,901
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015 (B)	326,000	327,744
Novartis Capital Corp.
2.90%, 04/24/2015	300,000	311,665
Oracle Corp.
1.20%, 10/15/2017 (B)	260,000	255,356
PepsiCo, Inc.
0.70%, 08/13/2015	340,000	340,473
0.70%, 02/26/2016 (B)	110,000	109,677
1.25%, 08/13/2017 (B)	90,000	88,693
Pfizer, Inc.
5.35%, 03/15/2015	340,000	363,205
Philip Morris International, Inc.
2.50%, 05/16/2016 (B)	280,000	290,728
Phillips 66
1.95%, 03/05/2015	300,000	304,549
PNC Funding Corp.
5.63%, 02/01/2017	230,000	256,394
Procter & Gamble Co.
1.45%, 08/15/2016 (B)	244,000	247,971
Progress Energy, Inc.
5.63%, 01/15/2016	282,000	309,857
Prudential Financial, Inc., Series MTN
3.88%, 01/14/2015 (B)	390,000	405,374
PSEG Power LLC
2.75%, 09/15/2016	240,000	249,516
Regions Financial Corp.
5.75%, 06/15/2015	185,000	198,229
Reynolds American, Inc.
1.05%, 10/30/2015	190,000	190,098
SABMiller Holdings, Inc.
1.85%, 01/15/2015 - 144A	200,000	202,483
Santander Holdings USA, Inc.
3.00%, 09/24/2015	291,000	299,436
SLM Corp., Series MTN
3.88%, 09/10/2015	110,000	112,200
State Street Corp.
2.88%, 03/07/2016	300,000	313,946
SunTrust Banks, Inc.
3.60%, 04/15/2016	281,000	296,660
Symantec Corp.
2.75%, 09/15/2015 (B)	190,000	195,939
Texas Instruments, Inc.
0.45%, 08/03/2015 (B)	210,000	209,523
U.S. Bancorp, Series MTN
2.20%, 11/15/2016 (B)	100,000	103,016

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
United Parcel Service, Inc.
1.13%, 10/01/2017 (B)	$ 200,000	$ 197,106
UnitedHealth Group, Inc.
0.85%, 10/15/2015 (B)	260,000	260,657
Ventas Realty, LP
1.55%, 09/26/2016	186,000	186,249
Verizon Communications, Inc.
2.50%, 09/15/2016 (B)	232,000	239,119
3.00%, 04/01/2016	660,000	688,049
Wachovia Bank NA
4.80%, 11/01/2014	250,000	261,305
Wal-Mart Stores, Inc.
0.60%, 04/11/2016 (B)	120,000	119,510
Walt Disney Co., Series GMTN
1.10%, 12/01/2017	410,000	402,597
Waste Management, Inc.
2.60%, 09/01/2016	144,000	148,812
WellPoint, Inc.
5.25%, 01/15/2016	160,000	174,686
Wells Fargo & Co., Series MTN
2.10%, 05/08/2017	250,000	255,236
Xcel Energy, Inc.
0.75%, 05/09/2016	120,000	119,159
Xerox Corp.
4.25%, 02/15/2015	263,000	274,224
Zoetis, Inc.
1.15%, 02/01/2016 - 144A	200,000	200,805

Total Corporate Debt Securities (cost $39,308,928)		39,126,314

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 22.2%
United States - 22.2%
U.S. Treasury Bill
0.10%, 09/18/2014 (B) (C)	22,327,000	22,305,720

Total Short-Term U.S. Government Obligation (cost $22,305,720)		22,305,720

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	17,825,825	17,825,825

Total Securities Lending Collateral (cost $17,825,825)		17,825,825

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $2,308,704 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $2,358,401.	$ 2,308,703	2,308,703

Total Repurchase Agreement (cost $2,308,703)		2,308,703

Total Investment Securities (cost $118,356,208) (D)		118,086,695
Other Assets and Liabilities - Net		(17,540,712)

Net Assets		$ 100,545,983

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	96	12/31/2013	$60,042
5-Year U.S. Treasury Note	Short	(75)	12/31/2013	(107,414)

				$(47,372)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Asset-Backed Securities	12.8%	$15,118,323
U.S. Government Obligations	11.9	14,005,634
Commercial Banks	6.3	7,440,942
Mortgage-Backed Securities	6.3	7,396,176
Diversified Financial Services	4.5	5,342,654
Capital Markets	2.2	2,606,837
Pharmaceuticals	1.9	2,243,382
Oil, Gas & Consumable Fuels	1.7	1,974,889
Beverages	1.5	1,771,049
Insurance	1.3	1,527,202
Diversified Telecommunication Services	1.2	1,469,103
Electric Utilities	1.1	1,270,737
Media	1.1	1,248,981
Metals & Mining	0.9	1,122,219
Health Care Providers & Services	0.8	981,941
Consumer Finance	0.8	946,117
Health Care Equipment & Supplies	0.7	797,775
Tobacco	0.7	776,647
Food Products	0.6	698,698
IT Services	0.6	673,699
Communications Equipment	0.5	551,366
Computers & Peripherals	0.4	514,662
Biotechnology	0.4	485,358
Semiconductors & Semiconductor Equipment	0.4	466,164
Software	0.4	451,295
Energy Equipment & Services	0.3	369,420
Automobiles	0.2	299,973
Thrifts & Mortgage Finance	0.2	299,436
Office Electronics	0.2	274,224
Hotels, Restaurants & Leisure	0.2	249,924
Independent Power Producers & Energy Traders	0.2	249,516
Household Products	0.2	247,971
Real Estate Investment Trusts	0.2	235,459
Road & Rail	0.2	216,083
Industrial Conglomerates	0.2	210,484
Internet & Catalog Retail	0.2	199,682
Multi-Utilities	0.2	197,191
Air Freight & Logistics	0.2	197,106
Commercial Services & Supplies	0.1	148,812
Wireless Telecommunication Services	0.1	139,755
Food & Staples Retailing	0.1	119,510
Chemicals	0.1	110,051

Investment Securities, at Value	64.1	75,646,447
Short-Term Investments	35.9	42,440,248

Total Investments	100.0%	$118,086,695

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $17,460,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $118,356,208. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $83,252 and $352,765, respectively. Net unrealized depreciation for tax purposes is $269,513.
(E)	Cash in the amount of $88,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $10,848,254, or 10.79% of the portfolio’s net assets.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$14,005,634	$—	$14,005,634
Mortgage-Backed Securities	—	7,396,176	—	7,396,176
Asset-Backed Securities	—	15,118,323	—	15,118,323
Corporate Debt Securities	—	39,126,314	—	39,126,314
Short-Term U.S. Government Obligation	—	22,305,720	—	22,305,720
Securities Lending Collateral	17,825,825	—	—	17,825,825
Repurchase Agreement	—	2,308,703	—	2,308,703

Total Investment Securities	$17,825,825	$100,260,870	$—	$118,086,695

Derivative Financial Instruments
Futures Contracts (G)	$60,042	$—	$—	$60,042

Total Derivative Financial Instruments	$60,042	$—	$—	$60,042

Other Assets (H)
Cash	$727	$—	$—	$727
Cash on Deposit with Broker	88,000	—	—	88,000

Total Other Assets	$88,727	$—	$—	$88,727

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(107,414)	$—	$—	$(107,414)

Total Derivative Financial Instruments	$(107,414)	$—	$—	$(107,414)

Other Liabilities (H)
Collateral for Securities on Loan	$(17,825,825)	$—	$—	$(17,825,825)

Total Other Liabilities	$(17,825,825)	$—	$—	$(17,825,825)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.4%
B/E Aerospace, Inc. (A) (B)	27,120	$ 2,001,998
Auto Components - 2.0%
Delphi Automotive PLC - Class A (B)	48,380	2,826,360
Beverages - 1.8%
Coca-Cola Enterprises, Inc. (B)	62,880	2,528,405
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (A)	22,670	2,633,347
Vertex Pharmaceuticals, Inc. (A)	20,960	1,589,187
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (A)	11,900	2,173,416
Ameriprise Financial, Inc.	23,560	2,145,845
Chemicals - 0.5%
Celanese Corp. - Series A (B)	14,540	767,567
Commercial Banks - 1.0%
Fifth Third Bancorp (B)	81,900	1,477,476
Commercial Services & Supplies - 1.4%
Waste Connections, Inc. (B)	44,090	2,002,127
Communications Equipment - 2.5%
F5 Networks, Inc. - Class B (A) (B)	23,100	1,981,056
Juniper Networks, Inc. (A) (B)	80,920	1,607,071
Computers & Peripherals - 2.2%
NetApp, Inc. (B)	73,950	3,151,749
Containers & Packaging - 2.7%
Ball Corp.	37,860	1,699,157
Packaging Corp. of America (B)	38,230	2,182,550
Diversified Financial Services - 1.2%
NASDAQ OMX Group, Inc.	52,420	1,682,158
Electrical Equipment - 3.5%
AMETEK, Inc. - Class A	49,580	2,281,672
Roper Industries, Inc. (B)	20,490	2,722,506
Electronic Equipment & Instruments - 1.1%
FLIR Systems, Inc.	50,960	1,600,144
Energy Equipment & Services - 3.1%
FMC Technologies, Inc. (A)	52,040	2,884,057
Noble Corp.	34,670	1,309,486
Patterson-UTI Energy, Inc. (B)	14,000	299,320
Food & Staples Retailing - 2.4%
Whole Foods Market, Inc.	57,440	3,360,240
Food Products - 3.0%
Hershey Co. (B)	27,390	2,533,575
Hillshire Brands Co. (B)	54,880	1,687,011
Health Care Equipment & Supplies - 2.6%
Cooper Cos., Inc.	15,259	1,978,940
ResMed, Inc. (B)	34,060	1,799,049
Health Care Providers & Services - 2.5%
HCA Holdings, Inc.	32,480	1,388,520
Henry Schein, Inc. (A) (B)	16,890	1,751,493
Premier, Inc. - Class A (A)	11,260	356,942
Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc. (B)	48,280	1,956,788
Penn National Gaming, Inc. (A) (B)	38,400	2,125,824
Scientific Games Corp. - Class A (A)	59,470	961,630
Six Flags Entertainment Corp.	28,180	952,202
Household Durables - 1.2%
Newell Rubbermaid, Inc. (B)	60,520	1,664,300

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.5%
Arthur J. Gallagher & Co.	49,540	$ 2,162,421
IT Services - 2.2%
Alliance Data Systems Corp. (A) (B)	9,770	2,066,062
Broadridge Financial Solutions, Inc. (B)	33,280	1,056,640
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	30,520	1,564,150
Mettler-Toledo International, Inc. (A) (B)	4,718	1,132,745
Machinery - 5.5%
Flowserve Corp. (B)	29,640	1,849,240
Ingersoll-Rand PLC	36,880	2,394,987
Nordson Corp. (B)	17,930	1,320,186
Pall Corp.	30,480	2,348,179
Media - 5.2%
AMC Networks, Inc. - Class A (A)	14,380	984,742
Discovery Communications, Inc. - Series A (A)(B)	33,590	2,835,668
Liberty Media Corp. - Class A (A)	16,390	2,411,788
Madison Square Garden Co. (A)	19,210	1,115,525
Metals & Mining - 0.6%
Steel Dynamics, Inc. (B)	54,120	904,345
Multiline Retail - 1.4%
Macy’s, Inc.	47,450	2,053,161
Oil, Gas & Consumable Fuels - 3.0%
Cabot Oil & Gas Corp.	46,020	1,717,466
Laredo Petroleum Holdings, Inc. (A)	25,560	758,621
Range Resources Corp. (B)	23,650	1,794,799
Paper & Forest Products - 1.7%
International Paper Co.	53,020	2,375,296
Pharmaceuticals - 4.7%
Actavis, Inc. (A) (B)	13,660	1,967,040
Mylan, Inc. (A)	62,110	2,370,739
Zoetis, Inc. - Class A	76,500	2,380,680
Professional Services - 2.5%
Equifax, Inc.	30,340	1,815,849
IHS, Inc. - Class A (A)	15,100	1,724,118
Real Estate Investment Trusts - 1.3%
Extra Space Storage, Inc. (B)	41,170	1,883,527
Semiconductors & Semiconductor Equipment - 1.4%
Xilinx, Inc. (B)	43,800	2,052,468
Software - 7.7%
Citrix Systems, Inc. (A)	41,180	2,907,720
Informatica Corp. (A)	58,880	2,294,554
Intuit, Inc. (B)	56,810	3,767,071
TIBCO Software, Inc. (A)	79,770	2,041,314
Specialty Retail - 7.7%
Best Buy Co., Inc. (B)	51,500	1,931,250
Gap, Inc. - Class A (B)	50,460	2,032,529
Ross Stores, Inc.	37,330	2,717,624
Ulta Salon Cosmetics & Fragrance, Inc. (A)	21,920	2,618,563
Urban Outfitters, Inc. (A)	45,331	1,666,821
Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings, Ltd. (A)	32,450	2,418,174
Trading Companies & Distributors - 1.1%
WESCO International, Inc. (A) (B)	19,930	1,525,243
Wireless Telecommunication Services - 1.8%
SBA Communications Corp. - Class A (A)(B)	31,920	2,568,283

Total Common Stocks (cost $129,291,237)		141,592,756

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	36,490,820	36,490,820

Total Securities Lending Collateral (cost $36,490,820)		36,490,820

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2013, to be repurchased at $1,847,779 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.48%, due 03/01/2034, and with a value of $1,885,076.

	$ 1,847,779	$ 1,847,779

Total Repurchase Agreement (cost $1,847,779)		1,847,779

Total Investment Securities (cost $167,629,836) (D)		179,931,355
Other Assets and Liabilities - Net		(37,188,220)

Net Assets		$ 142,743,135

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $35,673,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $167,629,836. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,456,109 and $1,154,590, respectively. Net unrealized appreciation for tax purposes is $12,301,519.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$141,592,756	$—	$—	$141,592,756
Securities Lending Collateral	36,490,820	—	—	36,490,820
Repurchase Agreement	—	1,847,779	—	1,847,779

Total Investment Securities	$178,083,576	$1,847,779	$—	$179,931,355

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(36,490,820)	$—	$—	$(36,490,820)

Total Other Liabilities	$(36,490,820)	$—	$—	$(36,490,820)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Alternative Investments - 1.8%
Transamerica MLP & Energy Income (A)	3,425	$ 34,421
Fixed Income - 18.4%
Transamerica Core Bond (A)	3,866	39,821
Transamerica Emerging Markets Debt (A)	1,397	14,803
Transamerica High Yield Bond (A)	3,119	30,127
Transamerica ING Intermediate Bond VP (B) (C)	2,115	20,349
Transamerica Money Market (A)	72,328	72,328
Transamerica PIMCO Total Return VP (C)	5,887	66,873
Transamerica Short-Term Bond (A)	10,902	111,524
Global/International Equity - 19.3%
Transamerica Clarion Global Real Estate Securities VP (C)	3,750	43,459
Transamerica Developing Markets Equity (A)	6,537	77,010
Transamerica Emerging Markets Equity (A)	1,779	17,697
Transamerica Income & Growth (A)	4,889	52,509
Transamerica International (A)	1,708	18,067
Transamerica International Small Cap (A)	3,714	35,916
Transamerica International Small Cap Value (A) (B)	3,490	41,186
Transamerica International Value Opportunities (A)	1,795	17,788
Transamerica Value (A)	2,524	68,899
Tactical and Specialty - 5.1%
Transamerica Bond (A)	9,429	97,964
U.S. Equity - 54.7%
Transamerica Dividend Focused (A)	6,747	77,250
Transamerica Growth Opportunities (A)	3,179	36,182
Transamerica ING Large Cap Growth VP (B) (C)	3,262	35,201
Transamerica ING Mid Cap Opportunities VP (B) (C)	7,600	84,514
Transamerica Jennison Growth VP (C)	6,595	63,052
Transamerica JPMorgan Mid Cap Value VP (C)	5,006	96,913
Transamerica Large Cap Growth (A)	3,029	35,198
Transamerica Large Cap Value (A)	17,461	239,911
Transamerica Select Equity (A)	8,857	119,570
Transamerica Small Cap Growth (A)	8,144	99,115
Transamerica Small Cap Value (A)	7,786	100,279
Transamerica Systematic Small/Mid Cap Value VP (C)	3,228	70,075

Total Investment Companies (cost $1,890,104)		1,918,001

	Principal	Value
REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co.
0.01% (D), dated 09/30/2013, to be repurchased at $21,623 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $24,773.

	$ 21,623	$ 21,623

Total Repurchase Agreement (cost $21,623)		21,623

Total Investment Securities (cost $1,911,727) (E)		1,939,624
Other Assets and Liabilities - Net		(8,406)

Net Assets		$ 1,931,218

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,911,727. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $32,185 and $4,288, respectively. Net unrealized appreciation for tax purposes is $27,897.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,918,001	$—	$—	$1,918,001
Repurchase Agreement	—	21,623	—	21,623

Total Investment Securities	$1,918,001	$21,623	$—	$1,939,624

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.5%
Fixed Income - 19.1%
Transamerica Aegon U.S. Government Securities VP (A)	3,116,052	$ 38,452,087
Transamerica Core Bond (B)	578,154	5,954,988
Transamerica Emerging Markets Debt (B)	768,127	8,142,147
Transamerica Money Market (B)	21,064	21,064
Transamerica PIMCO Total Return VP (A)	1,353,029	15,370,415
Transamerica Short-Term Bond (B)	4,379,415	44,801,418
Global/International Equity - 70.4%
Transamerica Clarion Global Real Estate Securities VP (A)	1,882,663	21,820,063
Transamerica Developing Markets Equity (B)	512,896	6,041,914
Transamerica Income & Growth (B)	1,927,497	20,701,323
Transamerica International (B)	5,812,407	61,495,271
Transamerica International Equity (B)	4,141,361	74,130,367
Transamerica International Equity Opportunities (B)	8,858,203	74,674,648
Transamerica International Small Cap (B)	6,941,718	67,126,410
Transamerica International Small Cap Value (B) (C)	2,864,856	33,805,301
Transamerica International Value Opportunities (B)	3,619,730	35,871,526
Transamerica TS&W International Equity VP (A)	1,111,053	14,032,597
Transamerica Value (B)	266,748	7,282,233
Inflation-Protected Securities - 2.3%
Transamerica Real Return TIPS (B)	1,372,844	13,783,355
Tactical and Specialty - 3.7%
Transamerica Bond (B)	2,109,049	21,913,015

Total Investment Companies (cost $519,298,957)		565,420,142

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $26,298,028 on 10/01/2013. Collateralized by a U.S. Government Agency Obligations, 2.50% due 01/01/2033, and with a total value of $26,828,404.	$ 26,298,021	26,298,021

Total Repurchase Agreement (cost $26,298,021)		26,298,021

Total Investment Securities (cost $545,596,978) (E)		591,718,163
Other Assets and Liabilities - Net		606,685

Net Assets		$ 592,324,848

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	6	12/20/2013	$4,842
MSCI Emerging Markets Mini Index Fund	Long	163	12/20/2013	(191,154)

				$(186,312)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $545,596,978. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $50,906,210 and $4,785,025, respectively. Net unrealized appreciation for tax purposes is $46,121,185.
(F)	Cash in the amount of $591,770 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$565,420,142	$—	$—	$565,420,142
Repurchase Agreement	—	26,298,021	—	26,298,021

Total Investment Securities	$565,420,142	$26,298,021	$—	$591,718,163

Derivative Financial Instruments
Futures Contracts (H)	$4,842	$—	$—	$4,842

Total Derivative Financial Instruments	$4,842	$—	$—	$4,842

Other Assets (I)
Cash	$483,428	$—	$—	$483,428
Cash on Deposit with Broker	591,770	—	—	591,770

Total Other Assets	$1,075,198	$—	$—	$1,075,198

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(191,154)	$—	$—	$(191,154)

Total Derivative Financial Instruments	$(191,154)	$—	$—	$(191,154)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.3%
U.S. Treasury Bond
2.88%, 05/15/2043	$ 140,000	$ 118,825
3.63%, 08/15/2043 (A)	3,667,000	3,624,602
U.S. Treasury Note
0.13%, 04/30/2015	2,428,000	2,423,542
0.25%, 05/31/2015 - 07/15/2015	2,164,000	2,163,200
0.38%, 06/15/2015 - 02/15/2016	4,626,000	4,631,175
0.75%, 06/30/2017 - 03/31/2018	1,507,000	1,489,861
0.88%, 01/31/2017 - 01/31/2018	578,000	578,752
1.00%, 09/30/2019	220,000	210,736
1.38%, 07/31/2018 - 09/30/2018	8,239,000	8,236,680
1.50%, 08/31/2018 (A)	4,774,000	4,805,704
1.75%, 05/15/2023 (A)	1,157,000	1,072,124
2.50%, 08/15/2023	2,306,000	2,282,580

Total U.S. Government Obligations (cost $31,517,483)		31,637,781

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Fannie Mae
4.00%, 09/01/2042	641,171	668,090
4.50%, 04/01/2041 - 02/01/2043	3,301,450	3,574,032
5.00%, 09/01/2029 - 02/01/2042	2,703,126	2,989,282
5.50%, 07/01/2025	67,656	73,503
6.00%, 10/01/2035 - 07/01/2040	410,464	454,810
7.00%, 02/01/2039	54,016	61,408
Freddie Mac
5.00%, 06/01/2020 - 09/01/2041	905,226	980,834
5.50%, 12/01/2028 - 10/01/2036	106,750	117,363
6.00%, 04/01/2040	279,203	310,089
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 - 144A (B)	159,462	135,003
Ginnie Mae
3.50%, 05/20/2042	25,858	26,781
4.50%, 07/15/2041 - 10/20/2041	251,605	272,382
4.90%, 10/15/2034	121,692	133,316
5.00%, 10/15/2039 - 09/15/2041	990,757	1,110,917
5.10%, 01/15/2032	106,426	120,292
5.50%, 09/15/2035 - 07/20/2042	447,477	502,128
6.00%, 11/20/2034 - 02/20/2043	1,664,376	1,856,897

Total U.S. Government Agency Obligations (cost $13,459,069)		13,387,127

MORTGAGE-BACKED SECURITIES - 0.9%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	141,000	137,476
Series 2013-2A, Class 2A
3.07%, 03/15/2023 - 144A	129,000	122,020
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D
3.23%, 08/15/2026 - 144A (C)	100,000	100,000
COMM Mortgage Trust
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (C)	31,000	32,096
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	469,000	510,511
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	127,000	125,765
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	200,000	175,942
Series 2013-KYO, Class D
2.78%, 11/08/2029 - 144A (C)	100,000	99,005

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D
3.17%, 04/15/2030 - 144A (C)	$ 100,000	$ 99,424
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	152,000	161,818
Series 2007-C31, Class AM
5.59%, 04/15/2047 (C)	91,000	97,738

Total Mortgage-Backed Securities (cost $1,703,772)		1,661,795

ASSET-BACKED SECURITIES - 0.2%
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class D
3.38%, 04/09/2018	92,000	94,380
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	120,159
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	53,178
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 05/15/2018	21,000	21,426
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	34,592
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	33,613

Total Asset-Backed Securities (cost $355,383)		357,348

CORPORATE DEBT SECURITIES - 18.9%
Aerospace & Defense - 0.2%
Exelis, Inc.
4.25%, 10/01/2016	151,000	158,695
Precision Castparts Corp.
1.25%, 01/15/2018	199,000	194,026
TransDigm, Inc.
7.75%, 12/15/2018	23,000	24,495
Airlines - 0.1%
Southwest Airlines Co.
5.13%, 03/01/2017	125,000	137,948
Automobiles - 0.5%
General Motors Co.
3.50%, 10/02/2018 - 144A	182,000	181,545
4.88%, 10/02/2023 - 144A	450,000	439,875
6.25%, 10/02/2043 - 144A	200,000	197,000
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A	150,000	146,625
Beverages - 0.1%
Constellation Brands, Inc.
3.75%, 05/01/2021	23,000	21,246
SABMiller Holdings, Inc.
2.20%, 08/01/2018 - 144A	203,000	202,448
Capital Markets - 1.6%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (C)	255,000	279,225
Charles Schwab Corp.
7.00%, 02/01/2022 (C) (D)	285,000	309,937
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	224,000	222,412
5.63%, 01/15/2017	80,000	88,124

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
3.45%, 11/02/2015	$ 245,000	$ 253,957
4.75%, 03/22/2017	209,000	225,662
Morgan Stanley, Series GMTN
4.00%, 07/24/2015	100,000	104,306
Morgan Stanley, Series MTN
4.10%, 05/22/2023	390,000	363,760
Raymond James Financial, Inc.
4.25%, 04/15/2016	152,000	160,778
5.63%, 04/01/2024	651,000	677,583
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125,000	130,074
5.60%, 12/01/2019	75,000	87,314
Chemicals - 0.7%
Ashland, Inc.
3.88%, 04/15/2018	77,000	76,038
4.75%, 08/15/2022	293,000	274,687
6.88%, 05/15/2043	110,000	105,600
Ecolab, Inc.
3.00%, 12/08/2016	74,000	77,613
LyondellBasell Industries NV
5.00%, 04/15/2019	600,000	660,448
Sherwin-Williams Co.
3.13%, 12/15/2014	125,000	128,654
Commercial Banks - 1.2%
CIT Group, Inc.
4.25%, 08/15/2017	446,000	454,362
5.00%, 08/01/2023	346,000	334,987
5.50%, 02/15/2019 - 144A	253,000	265,650
6.63%, 04/01/2018 - 144A	44,000	48,400
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	269,336
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	26,000	26,558
6.10%, 06/10/2023(A)	111,000	111,979
SVB Financial Group
5.38%, 09/15/2020	195,000	214,611
Wells Fargo & Co.
7.98%, 03/15/2018 (C) (D)	42,000	46,200
Zions Bancorporation
4.50%, 03/27/2017	146,000	153,296
5.80%, 06/15/2023(C) (D)	243,000	212,625
Commercial Services & Supplies - 0.6%
ADT Corp.
3.50%, 07/15/2022	60,000	50,724
4.13%, 06/15/2023	585,000	521,973
4.88%, 07/15/2042	26,000	19,199
6.25%, 10/15/2021 - 144A (E)	88,000	89,320
Cintas Corp No. 2
2.85%, 06/01/2016	130,000	134,996
GE Capital Trust I
6.38%, 11/15/2067 (C)	38,000	40,233
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A	192,000	190,676
Construction & Engineering - 0.2%
Toll Brothers Finance Corp.
4.38%, 04/15/2023	26,000	23,855
5.88%, 02/15/2022	24,000	24,540
URS Corp.
4.35%, 04/01/2017 - 144A	176,000	179,835
5.50%, 04/01/2022 - 144A (A)	173,000	174,066
Construction Materials - 0.1%
Hanson, Ltd.
6.13%, 08/15/2016 (A)	135,000	146,475

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
American Express Co.
6.80%, 09/01/2066 (C)	$ 298,000	$ 315,880
American Express Credit Corp., Series GMTN
1.75%, 06/12/2015	51,000	51,930
Containers & Packaging - 0.0% (F)
Packaging Corp. of America
3.90%, 06/15/2022	44,000	42,307
Diversified Financial Services - 3.2%
Bank of America Corp.
1.50%, 10/09/2015	153,000	153,837
3.75%, 07/12/2016	235,000	249,026
4.50%, 04/01/2015	120,000	126,023
8.00%, 01/30/2018 (C) (D)	181,000	196,837
Bank of America Corp., Series GMTN
3.63%, 03/17/2016	105,000	110,427
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 - 144A	78,000	76,250
Citigroup, Inc.
5.00%, 09/15/2014	540,000	560,354
5.35%, 05/15/2023 (C) (D)	49,000	42,630
5.90%, 02/15/2023 (A) (C) (D)	121,000	113,740
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	205,571
3.88%, 01/15/2015	410,000	424,055
4.25%, 09/20/2022	392,000	391,495
5.00%, 05/15/2018	480,000	525,864
5.88%, 08/02/2021	228,000	253,451
6.63%, 08/15/2017	100,000	115,231
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (D)	100,000	101,000
7.13%, 06/15/2022 (C) (D)	300,000	326,250
General Electric Capital Corp., Series GMTN
6.38%, 11/15/2067 (C)	210,000	224,175
General Motors Financial Co., Inc.
3.25%, 05/15/2018 - 144A	69,000	67,103
4.25%, 05/15/2023 - 144A	96,000	87,720
ING US, Inc.
5.65%, 05/15/2053 (C)	100,000	91,415
Lazard Group LLC
6.85%, 06/15/2017	58,000	65,741
7.13%, 05/15/2015	125,000	135,295
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A	530,000	514,851
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	231,000	236,197
5.88%, 03/15/2022 - 144A	212,000	213,060
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	225,000	255,271
Diversified Telecommunication Services - 1.1%
SBA Tower Trust
2.93%, 12/15/2017 - 144A	55,000	55,414
Sprint Capital Corp.
6.90%, 05/01/2019	66,000	67,815
Verizon Communications, Inc.
2.50%, 09/15/2016 (A)	167,000	172,124
3.65%, 09/14/2018	271,000	285,551
5.15%, 09/15/2023	740,000	793,122
6.40%, 09/15/2033	352,000	390,901
6.55%, 09/15/2043	176,000	198,693

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.2%
PPL Energy Supply LLC
4.60%, 12/15/2021	$ 173,000	$ 170,698
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148,000	155,128
5.38%, 05/01/2021 - 144A	39,000	42,429
Electronic Equipment & Instruments - 0.2%
Amphenol Corp.
4.75%, 11/15/2014	295,000	307,741
Energy Equipment & Services - 1.0%
DCP Midstream Operating, LP
4.95%, 04/01/2022	407,000	405,125
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/2021	145,000	153,915
Kinder Morgan Finance Co. LLC
5.70%, 01/05/2016	425,000	457,797
Nabors Industries, Inc.
4.63%, 09/15/2021	100,000	100,512
5.00%, 09/15/2020	315,000	329,134
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	210,000	222,291
Rowan Cos., Inc.
5.00%, 09/01/2017	100,000	108,714
Food & Staples Retailing - 0.1%
Safeway, Inc.
3.95%, 08/15/2020	36,000	35,325
4.75%, 12/01/2021 (A)	206,000	206,856
Food Products - 0.3%
Sun Merger Sub, Inc.
5.25%, 08/01/2018 - 144A (A)	50,000	51,250
Tyson Foods, Inc.
6.60%, 04/01/2016	520,000	583,005
Health Care Providers & Services - 0.6%
Express Scripts Holding Co.
2.10%, 02/12/2015	79,000	80,261
2.65%, 02/15/2017	728,000	750,539
3.13%, 05/15/2016	141,000	147,583
Fresenius Medical Care U.S. Finance II, Inc.
5.88%, 01/31/2022 - 144A	60,000	61,500
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.
3.88%, 05/15/2023	410,000	385,046
MGM Resorts International
7.50%, 06/01/2016	135,000	150,863
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 - 144A	84,000	77,070
Household Durables - 0.1%
DR Horton, Inc.
4.38%, 09/15/2022	9,000	8,190
4.75%, 05/15/2017	35,000	36,575
MDC Holdings, Inc., Series MTN
5.38%, 12/15/2014	85,000	89,227
Insurance - 0.6%
American International Group, Inc.
4.25%, 09/15/2014	135,000	139,419
6.25%, 03/15/2037	100,000	98,000
8.18%, 05/15/2058 (C)	376,000	440,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc., Series MTN
5.60%, 10/18/2016	$ 31,000	$ 34,633
Primerica, Inc.
4.75%, 07/15/2022	325,000	340,010
IT Services - 0.1%
Fiserv, Inc.
3.13%, 10/01/2015 - 06/15/2016	170,000	176,839
Life Sciences Tools & Services - 0.3%
Life Technologies Corp.
5.00%, 01/15/2021	95,000	100,409
6.00%, 03/01/2020	334,000	376,112
Machinery - 0.0% (F)
CNH Capital LLC
3.63%, 04/15/2018	89,000	88,555
Media - 0.1%
UBM PLC
5.75%, 11/03/2020 - 144A	180,000	184,006
Metals & Mining - 0.2%
ArcelorMittal
5.00%, 02/25/2017	222,000	230,880
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A (A)	104,000	107,120
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	60,000	58,558
Steel Dynamics, Inc.
5.25%, 04/15/2023 - 144A	46,000	43,355
7.63%, 03/15/2020	8,000	8,650
Multi-Utilities - 0.1%
CMS Energy Corp.
4.25%, 09/30/2015	150,000	158,141
Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	210,000	218,092
5.90%, 12/01/2016	123,000	138,855
Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp.
5.38%, 06/15/2021	613,000	611,468
Cimarex Energy Co.
5.88%, 05/01/2022	166,000	167,660
Continental Resources, Inc.
5.00%, 09/15/2022	305,000	306,906
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170,000	194,517
Petrohawk Energy Corp.
6.25%, 06/01/2019	240,000	263,100
10.50%, 08/01/2014	58,000	59,931
Plains Exploration & Production Co.
6.63%, 05/01/2021	31,000	33,255
6.88%, 02/15/2023	534,000	572,715
Spectra Energy Partners, LP
2.95%, 09/25/2018	42,000	42,692
4.75%, 03/15/2024	216,000	222,577
Western Gas Partners, LP
5.38%, 06/01/2021	396,000	423,506
Whiting Petroleum Corp.
5.00%, 03/15/2019	243,000	243,608
Williams Cos., Inc.
3.70%, 01/15/2023	310,000	279,972
Pharmaceuticals - 0.2%
AbbVie, Inc.
1.75%, 11/06/2017	10,000	9,918

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis, Inc.
1.88%, 10/01/2017	$ 151,000	$ 150,051
Valeant Pharmaceuticals International
6.75%, 08/15/2018 - 144A	230,000	246,100
Professional Services - 0.6%
Verisk Analytics, Inc.
4.13%, 09/12/2022	103,000	101,767
4.88%, 01/15/2019	390,000	420,434
5.80%, 05/01/2021	475,000	524,936
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	283,000	284,416
Host Hotels & Resorts, LP
6.75%, 06/01/2016	35,000	35,507
Reckson Operating Partnership, LP
6.00%, 03/31/2016	60,000	65,163
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	156,000	170,839
SL Green Realty Corp. / SL Green Operating Partnership
5.00%, 08/15/2018 (A)	145,000	155,067
7.75%, 03/15/2020 (A)	300,000	354,469
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
6.63%, 10/15/2020	70,000	74,725
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	216,000	211,587
Road & Rail - 0.1%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130,000	134,477
Semiconductors & Semiconductor Equipment - 0.8%
National Semiconductor Corp.
3.95%, 04/15/2015	224,000	234,996
6.60%, 06/15/2017	210,000	245,592
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	435,000	434,130
TSMC Global, Ltd.
1.63%, 04/03/2018 - 144A	607,000	584,789
Software - 0.1%
Autodesk, Inc.
1.95%, 12/15/2017	60,000	58,810
3.60%, 12/15/2022	136,000	128,949
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	14,000	14,259
3.38%, 03/15/2018 - 144A	213,000	218,182
4.25%, 01/17/2023 - 144A	41,000	39,871
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
7.00%, 08/15/2020	151,000	153,643

Total Corporate Debt Securities (cost $34,514,332)		34,433,677

	Shares	Value
PREFERRED STOCKS - 0.4%
Capital Markets - 0.1%
Morgan Stanley, 7.13% (C) (G)	10,525	265,230
Consumer Finance - 0.1%
Discover Financial Services - Series B, 6.50% (A)	5,350	125,832

	Shares	Value
PREFERRED STOCKS (continued)
Household Durables - 0.2%
Garmin, Ltd., 3.98% (A)	8,274	$ 373,902

Total Preferred Stocks (cost $720,092)		764,964

COMMON STOCKS - 53.6%
Aerospace & Defense - 3.3%
Boeing Co. (A)	31,420	3,691,850
Honeywell International, Inc.	18,532	1,538,897
Precision Castparts Corp.	3,532	802,612
Beverages - 0.5%
Diageo PLC	30,044	955,742
Capital Markets - 1.6%
Blackstone Group, LP - Class A	103,095	2,566,035
Greenhill & Co., Inc. (A)	5,784	288,506
Chemicals - 4.0%
E.I. du Pont de Nemours & Co.	55,060	3,224,314
LyondellBasell Industries NV - Class A	43,404	3,178,475
Syngenta AG - ADR	10,445	849,178
Commercial Banks - 2.8%
CIT Group, Inc. (G)	33,109	1,614,726
Standard Chartered PLC	30,507	731,433
US Bancorp - Class A (A)	77,719	2,842,961
Communications Equipment - 0.5%
Motorola Solutions, Inc. (A)	14,863	882,565
Computers & Peripherals - 1.9%
Apple, Inc.	7,136	3,402,088
Consumer Finance - 0.4%
American Express Co.	8,646	652,946
Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	28,976	1,497,769
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (A)	28,914	907,321
Verizon Communications, Inc.	7,479	348,970
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. - Class A (A)	9,398	727,217
TE Connectivity, Ltd.	51,086	2,645,233
Energy Equipment & Services - 0.2%
Noble Corp.	10,892	411,391
Food Products - 1.4%
Hershey Co. (A)	16,130	1,492,025
Unilever PLC	25,132	992,744
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	35,831	1,189,231
Health Care Providers & Services - 3.2%
Aetna, Inc.	42,248	2,704,717
AmerisourceBergen Corp. - Class A (A)	18,321	1,119,413
Express Scripts Holding Co. (G)	33,273	2,055,606
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp. (A)	34,331	2,280,265
Six Flags Entertainment Corp. (A)	14,326	484,076
Insurance - 0.4%
Prudential PLC	38,344	714,485
Internet & Catalog Retail - 0.8%
priceline.com, Inc. (G)	1,458	1,473,965
Internet Software & Services - 0.9%
Google, Inc. - Class A (G)	1,802	1,578,390
IT Services - 1.7%
Automatic Data Processing, Inc.	7,272	526,348
Mastercard, Inc. - Class A	3,904	2,626,533

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Equipment & Products - 1.5%
Mattel, Inc. (A)	63,642	$ 2,664,054
Machinery - 0.4%
Dover Corp.	7,589	681,720
Media - 3.9%
CBS Corp. - Class B	78,667	4,339,272
Time Warner Cable, Inc.	12,393	1,383,059
Viacom, Inc. - Class B	17,390	1,453,456
Metals & Mining - 0.2%
Rio Tinto PLC - ADR (A)	7,232	352,632
Multiline Retail - 0.1%
Nordstrom, Inc. (A)	3,415	191,923
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	22,555	2,740,432
Enterprise Products Partners, LP	41,843	2,554,097
Valero Energy Corp.	10,887	371,791
Pharmaceuticals - 5.7%
AbbVie, Inc. - Class G	53,936	2,412,557
Allergan, Inc.	19,059	1,723,887
Bristol-Myers Squibb Co.	25,390	1,175,049
Johnson & Johnson	21,498	1,863,662
Mylan, Inc. (G)	31,434	1,199,836
Shire PLC - Class B - ADR	11,015	1,320,588
Zoetis, Inc. - Class A	21,846	679,847
Real Estate Investment Trusts - 0.7%
Ventas, Inc.	19,971	1,228,217
Road & Rail - 1.8%
Canadian Pacific Railway, Ltd. (A)	7,709	950,520
Union Pacific Corp.	15,198	2,360,857
Software - 2.4%
Intuit, Inc. (A)	12,458	826,090
Microsoft Corp.	55,185	1,838,212
Oracle Corp.	35,648	1,182,444
VMware, Inc. - Class A (A) (G)	7,244	586,040
Specialty Retail - 0.9%
AutoZone, Inc. (A) (G)	1,902	804,032
Home Depot, Inc.	11,974	908,228
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	41,310	3,000,758
Tobacco - 2.3%
Altria Group, Inc.	37,274	1,280,362
Philip Morris International, Inc.	34,515	2,988,654

Total Common Stocks (cost $83,283,644)		98,060,303

SECURITIES LENDING COLLATERAL - 13.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (H)	24,361,386	24,361,386

Total Securities Lending Collateral (cost $24,361,386)		24,361,386

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co.
0.01% (H), dated 09/30/2013, to be repurchased at $1,601,376 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $1,634,184.

	$ 1,601,376	$ 1,601,376

Total Repurchase Agreement (cost $1,601,376)		1,601,376

Total Investment Securities (cost $191,516,537) (I)		206,265,757
Other Assets and Liabilities - Net		(23,409,737)

Net Assets		$ 182,856,020

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBC	170,000	10/03/2013	$266,832	$8,374
GBP	RBC	80,000	10/03/2013	125,568	3,941
GBP	RBC	390,000	10/03/2013	630,045	1,310
GBP	RBC	(640,000)	10/03/2013	(1,001,261)	(34,809)
GBP	JPM	(305,000)	10/10/2013	(472,305)	(21,418)
GBP	JPM	(140,000)	10/10/2013	(224,125)	(2,501)
GBP	CSFB	(409,000)	10/24/2013	(636,653)	(25,340)
GBP	HSBC	(428,000)	10/31/2013	(676,020)	(16,690)
GBP	RBC	(390,000)	11/07/2013	(629,830)	(1,348)

					$(88,481)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,849,403. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Illiquid. Total aggregate market value of illiquid securities is $135,003, or 0.07% of the portfolio’s net assets.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Percentage rounds to less than 0.1%.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at September 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $191,516,537. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,914,765 and $1,165,545, respectively. Net unrealized appreciation for tax purposes is $14,749,220.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $7,069,647, or 3.87% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
GMTN	Global Medium Term Note
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$31,637,781	$—	$31,637,781
U.S. Government Agency Obligations	—	13,387,127	—	13,387,127
Mortgage-Backed Securities	—	1,661,795	—	1,661,795
Asset-Backed Securities	—	357,348	—	357,348
Corporate Debt Securities	—	34,433,677	—	34,433,677
Preferred Stocks	499,734	265,230	—	764,964
Common Stocks	94,665,899	3,394,404	—	98,060,303
Securities Lending Collateral	24,361,386	—	—	24,361,386
Repurchase Agreement	—	1,601,376	—	1,601,376

Total Investment Securities	$119,527,019	$86,738,738	$—	$206,265,757

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$13,625	$—	$13,625

Total Derivative Financial Instruments	$—	$13,625	$—	$13,625

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(102,106)	$—	$(102,106)

Total Derivative Financial Instruments	$—	$(102,106)	$—	$(102,106)

Other Liabilities (L)
Collateral for Securities on Loan	$(24,361,386)	$—	$—	$(24,361,386)
Due to Custodian	(26,509)	—	—	(26,509)

Total Other Liabilities	$(24,387,895)	$—	$—	$(24,387,895)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 6.0%
Boeing Co.	174,468	$ 20,499,990
Precision Castparts Corp.	70,041	15,916,117
Rolls-Royce Holdings PLC (A)	274,194	4,936,089
United Technologies Corp.	141,139	15,217,607
Automobiles - 0.3%
Tesla Motors, Inc. (A) (B)	16,073	3,108,840
Beverages - 1.4%
Diageo PLC	323,544	10,292,389
Monster Beverage Corp. (A)	52,479	2,742,028
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (A)	126,131	14,651,377
Biogen IDEC, Inc. (A)	87,561	21,081,186
Celgene Corp. (A)	77,037	11,858,305
Foundation Medicine, Inc. (A)	1,382	54,783
Gilead Sciences, Inc. (A)	310,145	19,489,512
Vertex Pharmaceuticals, Inc. (A)	174,698	13,245,602
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	74,581	11,799,460
Morgan Stanley	390,639	10,527,721
Chemicals - 2.3%
Monsanto Co.	210,649	21,985,436
Computers & Peripherals - 5.2%
Apple, Inc.	80,736	38,490,888
EMC Corp.	358,371	9,159,963
NCR Corp. (A)	38,563	1,527,480
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (A)	165,639	9,179,713
Schlumberger, Ltd.	57,390	5,070,981
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	157,610	18,144,063
Sprouts Farmers Market, Inc. (A) (B)	12,103	537,252
Whole Foods Market, Inc.	258,470	15,120,495
Food Products - 2.1%
Mead Johnson Nutrition Co. - Class A	84,936	6,307,347
Mondelez International, Inc. - Class A	436,147	13,703,739
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	336,368	11,164,054
Essilor International SA - ADR (B)	27,614	1,487,842
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (A)	194,052	11,988,533
UnitedHealth Group, Inc.	136,661	9,786,294
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. - Class A (A)	23,527	10,086,025
Dunkin’ Brands Group, Inc. (B)	242,858	10,991,753
Starbucks Corp.	174,515	13,432,420
Internet & Catalog Retail - 7.3%
Amazon.com, Inc. (A)	106,475	33,288,344
NetFlix, Inc. (A)	24,818	7,673,974
priceline.com, Inc. (A)	26,930	27,224,883
Internet Software & Services - 10.2%
eBay, Inc. (A)	218,204	12,173,601
Facebook, Inc. - Class A (A)	397,056	19,948,094
Google, Inc. - Class A (A)	41,366	36,232,893
LinkedIn Corp. - Class A (A)	84,202	20,718,744
Rackspace Hosting, Inc. (A) (B)	122,049	6,439,305
IT Services - 6.0%
Mastercard, Inc. - Class A	55,671	37,454,335
Visa, Inc. - Class A	100,635	19,231,349

	Shares	Value
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A) (B)	152,986	$ 12,365,858
Media - 3.0%
Discovery Communications, Inc. - Series A (A)	133,976	11,310,254
Walt Disney Co. - Class A	264,670	17,068,568
Oil, Gas & Consumable Fuels - 3.1%
Concho Resources, Inc. (A)	117,095	12,741,107
Enbridge, Inc.	98,021	4,091,397
EOG Resources, Inc.	72,250	12,230,480
Personal Products - 1.8%
Estee Lauder Cos., Inc. - Class A	240,561	16,815,214
Pharmaceuticals - 5.0%
Allergan, Inc.	147,206	13,314,783
Bristol-Myers Squibb Co.	206,807	9,571,028
Novo Nordisk A/S - ADR	89,927	15,217,447
Perrigo Co. (B)	68,987	8,511,616
Real Estate Investment Trusts - 0.8%
American Tower Corp. - Class A	105,245	7,801,812
Road & Rail - 2.3%
Canadian Pacific Railway, Ltd. (B)	67,705	8,348,027
Union Pacific Corp.	87,627	13,611,978
Semiconductors & Semiconductor Equipment - 1.3%
ARM Holdings PLC - ADR	246,474	11,860,329
Software - 6.5%
FireEye, Inc. (A)	37,367	1,551,852
Red Hat, Inc. (A)	242,118	11,171,325
Salesforce.com, Inc. (A)	353,939	18,372,973
Splunk, Inc. (A)	157,647	9,465,126
Tableau Software Inc - Class A (A)	2,885	205,527
VMware, Inc. - Class A (A)	147,548	11,936,633
Workday, Inc. - Class A (A) (B)	101,767	8,236,003
Specialty Retail - 4.0%
Inditex SA	118,054	18,190,901
TJX Cos., Inc.	344,446	19,423,310
Textiles, Apparel & Luxury Goods - 4.6%
Michael Kors Holdings, Ltd. (A)	101,192	7,540,828
NIKE, Inc. - Class B	266,229	19,338,874
Ralph Lauren Corp. - Class A	56,330	9,279,241
Swatch Group AG	7,318	4,709,544
Under Armour, Inc. - Class A (A)	33,548	2,665,389

Total Common Stocks (cost $669,429,053)		920,918,230

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	55,055,202	55,055,202

Total Securities Lending Collateral (cost $55,055,202)		55,055,202

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $19,055,113 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $19,436,551.	$ 19,055,108	19,055,108

Total Repurchase Agreement (cost $19,055,108)		19,055,108

Total Investment Securities (cost $743,539,363) (D)		995,028,540
Other Assets and Liabilities - Net		(55,718,169)

Net Assets		$ 939,310,371

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $53,887,622. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $743,539,363. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $253,856,660 and $2,367,483, respectively. Net unrealized appreciation for tax purposes is $251,489,177.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$882,789,307	$38,128,923	$—	$920,918,230
Securities Lending Collateral	55,055,202	—	—	55,055,202
Repurchase Agreement	—	19,055,108	—	19,055,108

Total Investment Securities	$937,844,509	$57,184,031	$—	$995,028,540

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(55,055,202)	$—	$—	$(55,055,202)

Total Other Liabilities	$(55,055,202)	$—	$—	$(55,055,202)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.7%
U.S. Treasury Bond
4.38%, 02/15/2038	$ 400,000	$ 452,938
4.50%, 05/15/2038	200,000	230,750
4.75%, 02/15/2037	390,000	466,050
5.00%, 05/15/2037	1,475,000	1,822,547
5.38%, 02/15/2031	150,000	191,297
6.13%, 08/15/2029	100,000	136,547
6.25%, 05/15/2030	425,000	590,086
6.63%, 02/15/2027	100,000	140,109
7.50%, 11/15/2016	2,550,000	3,084,704
8.00%, 11/15/2021	500,000	715,586
8.50%, 02/15/2020	815,000	1,147,112
8.75%, 05/15/2020 - 08/15/2020	2,700,000	3,892,219
11.25%, 02/15/2015	1,065,000	1,225,832
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	216,150	255,766
2.50%, 01/15/2029	108,800	133,731
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	529,140	543,030
0.50%, 04/15/2015	377,262	385,396
1.13%, 01/15/2021	533,920	574,882
1.25%, 04/15/2014	717,444	723,273
2.00%, 01/15/2014	632,105	635,068
U.S. Treasury Note
1.00%, 11/30/2019	400,000	381,531
1.38%, 11/30/2018	740,000	737,687
2.00%, 02/15/2022	200,000	194,422
2.13%, 08/15/2021	2,000,000	1,983,750
2.25%, 07/31/2018	500,000	521,406
2.50%, 03/31/2015	95,000	98,228
2.63%, 08/15/2020 - 11/15/2020	1,000,000	1,042,020
2.75%, 12/31/2017	50,000	53,344
3.13%, 10/31/2016 - 05/15/2021	1,800,000	1,927,640
3.38%, 11/15/2019	150,000	164,531
3.50%, 02/15/2018 - 05/15/2020	1,400,000	1,539,855
3.63%, 02/15/2020 - 02/15/2021	750,000	831,644
4.75%, 08/15/2017	1,035,000	1,183,134
U.S. Treasury STRIPS
Zero Coupon, 05/15/2020	150,000	131,954
0.75%, 11/15/2016 (A) (B)	500,000	488,601
0.84%, 02/15/2017 (A)	10,850,000	10,544,931
1.05%, 08/15/2017 (A)	500,000	480,379
1.14%, 11/15/2017 (A)	250,000	238,580
1.26%, 02/15/2018 (A)	50,000	47,364
1.40%, 08/15/2018 (A)	100,000	93,471
1.56%, 02/15/2019 (A)	155,000	142,574
1.68%, 05/15/2019 (A)	150,000	136,652
1.76%, 08/15/2019 (A)	850,000	767,554
1.93%, 02/15/2020 (A)	350,000	310,188
2.00%, 05/15/2020 (A)	7,102,000	6,231,835
2.06%, 08/15/2020 (A)	4,200,000	3,651,077
2.22%, 02/15/2021 (A)	1,000,000	850,692
2.30%, 05/15/2021 (A)	4,050,000	3,404,705
2.37%, 08/15/2021 (A)	300,000	249,436
2.46%, 11/15/2021 (A)	3,000,000	2,463,315
2.51%, 02/15/2022 (A)	850,000	689,999
2.74%, 02/15/2023 (A)	750,000	581,584
2.78%, 05/15/2023 (A)	250,000	191,721
2.98%, 05/15/2024 (A)	200,000	146,333
3.02%, 08/15/2024 (A)	100,000	72,270
3.07%, 11/15/2024 (A)	200,000	142,790
3.25%, 02/15/2026 (A)	100,000	67,165
3.30%, 08/15/2026 (A)	70,000	45,933

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
3.34%, 11/15/2026 (A) (B)	$ 1,350,000	$ 875,229
3.37%, 02/15/2027 (A)	950,000	608,552
3.39%, 05/15/2027 (A)	300,000	189,893
3.41%, 08/15/2027 (A) (B)	300,000	187,665
3.45%, 11/15/2027 (A)	350,000	216,362
3.47%, 02/15/2028 (A)	430,000	262,726
3.50%, 05/15/2028 (A)	450,000	271,719
3.51%, 08/15/2028 (A)	450,000	268,619
3.52%, 11/15/2028 (A)	200,000	118,030
3.55%, 02/15/2029 (A) (B)	950,000	553,849
3.57%, 05/15/2029 (A) (B)	150,000	86,493
3.59%, 08/15/2029 (A)	500,000	284,980
3.60%, 11/15/2029 (A) (B)	225,000	126,749
3.62%, 02/15/2030 (A)	1,425,000	793,393
3.64%, 05/15/2030 (A)	100,000	55,028
3.66%, 08/15/2030 - 11/15/2030 (A)	625,000	338,334
3.68%, 02/15/2031 (A)	350,000	186,011
3.69%, 05/15/2031 (A)	1,150,000	604,389
3.70%, 08/15/2031 (A)	350,000	181,922
3.71%, 11/15/2031 (A) (B)	1,800,000	924,851
3.72%, 02/15/2032 (A) (B)	550,000	279,580
3.73%, 05/15/2032 (A)	350,000	175,914
3.74%, 08/15/2032 (A)	50,000	24,858
3.76%, 11/15/2032 (A)	450,000	221,225
3.77%, 05/15/2033 (A)	500,000	240,425
3.79%, 08/15/2033 (A)	400,000	190,164
3.80%, 11/15/2033 (A)	600,000	281,950
3.81%, 02/15/2034 (A)	325,000	151,054
3.82%, 05/15/2034 (A)	100,000	45,950
3.83%, 08/15/2034 (A)	150,000	68,195
3.84%, 11/15/2034 - 02/15/2035 (A)	825,000	369,071
3.85%, 05/15/2035 (A)	550,000	241,728

Total U.S. Government Obligations (cost $67,444,965)		69,602,126

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.8%
Fannie Mae
Zero Coupon, 06/01/2017	300,000	285,315
0.43%, 06/27/2036 (C)	228,993	225,195
0.44%, 11/25/2046 (C)	472,171	470,670
0.48%, 08/25/2041 (C)	477,568	472,541
0.53%, 01/01/2023 - 08/25/2036 (C)	2,215,830	2,215,652
0.54%, 01/01/2023 (C)	986,170	985,412
0.55%, 01/01/2023 (C)	986,700	986,574
0.58%, 01/01/2023 (C)	739,714	739,382
0.64%, 01/01/2023 (C)	494,005	493,719
0.68%, 05/25/2035 - 10/25/2042 (C)	3,365,004	3,355,996
0.72%, 08/25/2019 (C)	570,378	569,067
0.74%, 08/01/2022 (C)	978,183	977,862
0.96%, 04/01/2022 (C)	600,000	599,638
1.40%, 07/01/2017	1,000,000	1,005,464
1.94%, 07/01/2019	1,000,000	1,009,087
1.99%, 01/01/2017	1,000,000	1,004,286
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,960,944
2.03%, 08/01/2019	1,015,000	1,003,620
2.34%, 01/01/2023	1,000,000	941,266
2.38%, 12/01/2022	1,000,000	945,773
2.38%, 01/01/2036 (C)	106,628	112,583
2.39%, 01/25/2023 (C)	1,000,000	926,727
2.40%, 02/01/2023	1,000,000	944,006
2.46%, 02/01/2023	987,550	938,491
2.51%, 06/01/2023	995,641	941,732
2.52%, 05/01/2023	1,000,000	927,244
2.65%, 08/01/2022	500,000	476,639
2.67%, 07/01/2022	1,500,000	1,434,640
2.70%, 01/01/2038 (C)	61,533	65,280
2.70%, 04/01/2023	1,492,366	1,434,637

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
2.97%, 11/01/2018	$ 475,982	$ 495,765
3.00%, 01/01/2043	983,021	946,381
3.03%, 12/01/2021	485,701	486,845
3.12%, 01/01/2022	500,000	503,552
3.38%, 01/01/2018	500,000	533,085
3.50%, 08/01/2032 - 06/01/2043	10,347,537	10,496,589
3.54%, 01/01/2018	480,454	514,339
3.59%, 10/01/2020	100,000	105,045
3.64%, 10/01/2020	1,388,828	1,462,447
3.65%, 07/25/2021	866,000	913,216
3.67%, 07/01/2023	2,000,000	2,036,272
3.73%, 06/25/2021	500,000	528,992
3.74%, 06/01/2018 - 07/01/2023	1,971,346	2,117,518
3.76%, 06/25/2021 - 07/25/2021	2,000,000	2,110,662
3.77%, 08/01/2021	699,272	736,505
3.86%, 07/01/2021	968,836	1,025,630
3.87%, 08/01/2021	973,323	1,029,963
3.92%, 08/01/2021	1,498,495	1,590,133
3.94%, 07/01/2021	500,000	529,494
3.97%, 06/01/2021 - 07/01/2021	974,412	1,036,428
3.98%, 08/01/2021	1,051,664	1,117,455
3.99%, 07/01/2021	483,187	514,785
4.00%, 10/25/2025 - 07/01/2042	4,204,909	4,395,001
4.02%, 08/01/2021	1,298,355	1,385,988
4.05%, 08/01/2021	859,001	917,343
4.06%, 07/01/2021 - 09/01/2021	1,484,796	1,587,681
4.16%, 03/01/2021	482,148	519,456
4.23%, 03/01/2020	932,538	1,016,874
4.24%, 06/01/2021	996,980	1,076,693
4.25%, 04/01/2021	500,000	539,917
4.29%, 06/01/2021	489,166	530,508
4.32%, 06/01/2021	778,600	845,019
4.37%, 04/01/2020	239,499	262,563
4.38%, 04/01/2021	400,000	435,441
4.39%, 05/01/2021	250,000	272,420
4.45%, 07/01/2026	487,053	518,654
4.50%, 08/01/2018 - 03/01/2019	1,156,126	1,232,563
4.65%, 06/01/2021	972,854	1,074,086
5.00%, 05/11/2017 - 08/25/2040	5,094,524	5,540,174
5.50%, 03/01/2017 - 07/25/2038	5,829,699	6,386,427
5.75%, 06/25/2033	564,702	622,719
6.00%, 08/01/2014 - 11/25/2039	2,438,055	2,700,692
6.00%, 12/01/2032 - 12/25/2042 (C)	363,219	411,355
6.42%, 10/25/2042 (C)	55,560	59,456
6.50%, 03/01/2017 - 05/25/2044	1,372,458	1,551,337
6.76%, 12/25/2042 (C)	107,096	123,099
6.79%, 07/25/2023 (C)	309,159	347,242
7.00%, 09/01/2017 - 11/25/2041	2,594,673	3,006,552
7.22%, 08/25/2033 (C)	76,269	75,749
8.00%, 05/25/2022 - 06/01/2039	87,955	101,500
9.00%, 10/01/2019	27,399	27,906
9.50%, 06/25/2018	45,976	50,770
10.00%, 03/25/2032 (C)	13,817	17,449
10.94%, 07/25/2035 (C)	148,276	178,023
12.20%, 09/25/2033 (C)	32,832	39,544
13.29%, 07/25/2033 (C)	65,167	74,257
13.64%, 03/25/2038 (C)	27,049	33,250
14.16%, 12/25/2032 (C)	20,715	26,890
15.14%, 11/25/2031 (C)	61,657	85,981
16.01%, 05/25/2034 (C)	74,617	102,416
16.93%, 07/25/2035 (C)	162,260	232,296
19.03%, 04/25/2034 - 05/25/2034 (C)	389,309	555,306
19.31%, 08/25/2032 (C)	74,524	94,047
22.47%, 06/25/2035 (C)	216,756	317,797
23.29%, 05/25/2034 (C)	30,526	46,436
23.91%, 03/25/2036 (C)	56,828	87,834

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
24.61%, 02/25/2032 (C)	$ 18,757	$ 34,287
25.49%, 10/25/2036 (C)	27,516	43,012
25.85%, 12/25/2036 (C)	45,957	68,844
Fannie Mae, IO
0.95%, 08/25/2042 (C)	757,788	17,304
1.63%, 01/25/2038 (C)	113,488	8,023
2.76%, 04/25/2041 (C)	339,474	19,984
4.00%, 10/25/2014	173,270	5,502
5.00%, 03/25/2023	161,652	11,575
5.50%, 05/25/2033	4,317	116
5.67%, 09/25/2038 (C)	499,923	56,231
5.73%, 02/25/2038 (C)	387,759	44,709
5.92%, 06/25/2037 (C)	234,056	29,055
6.00%, 12/25/2039 (C)	110,632	11,472
6.02%, 03/25/2038 (C)	84,691	12,680
6.24%, 04/25/2040 (C)	138,464	18,551
6.32%, 06/25/2023 (C)	79,594	9,224
6.35%, 01/25/2041 (C)	695,383	128,993
6.36%, 09/25/2037 (C)	151,631	21,968
6.37%, 02/25/2039 (C)	137,184	19,978
6.40%, 06/25/2036 (C)	107,967	16,873
6.50%, 05/25/2033	80,207	15,093
6.52%, 03/25/2036 (C)	1,510,213	277,154
6.97%, 07/25/2037 (C)	295,310	47,568
7.00%, 06/25/2033	91,336	20,164
Fannie Mae, PO
Zero Coupon, 12/25/2032 - 10/25/2043	2,459,238	2,081,681
Fannie Mae STRIPS
Zero Coupon, 11/15/2021	400,000	313,964
0.73%, 08/25/2042 (C)	951,568	954,553
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 01/01/2033	194,243	185,871
Fannie Mae STRIPS, Series MTN
Zero Coupon, 05/15/2030	400,000	200,150
Financing Corp. Fico STRIPS
Series 2010-P
Zero Coupon, 11/30/2017	1,000,000	938,626
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	1,700,000	1,576,534
Series D-P
Zero Coupon, 09/26/2019	1,000,000	877,067
Freddie Mac
0.58%, 10/15/2041 (C)	871,545	875,072
0.59%, 07/15/2037 (C)	766,688	764,787
0.62%, 02/15/2037 (C)	43,315	43,311
0.63%, 03/15/2039 - 08/15/2039 (C)	1,320,001	1,312,532
1.36%, 10/25/2044 (C)	412,654	424,322
2.10%, 07/01/2036 (C)	103,720	109,610
2.12%, 08/01/2036 (C)	132,164	139,645
2.24%, 10/01/2036 (C)	72,233	76,341
2.36%, 03/01/2037 (C)	109,459	117,475
2.38%, 05/01/2036 (C)	69,898	74,175
2.49%, 11/01/2036 - 02/01/2037 (C)	324,753	344,015
2.51%, 09/01/2034 (C)	110,376	117,909
2.59%, 10/01/2036 (C)	90,295	95,129
2.71%, 06/01/2036 (C)	311,375	332,624
3.50%, 01/01/2032 - 06/01/2043	6,779,922	6,888,151
4.00%, 12/15/2041 - 01/01/2043	3,759,306	3,907,961
4.07%, 02/01/2036 (C)	333,369	354,486
4.50%, 02/15/2020 - 05/01/2041	831,843	885,904
5.00%, 10/01/2017 - 05/15/2041	2,519,248	2,685,115
5.04%, 01/01/2035 (C)	98,537	105,235
5.50%, 03/15/2017 - 08/01/2038	5,298,917	5,818,825
5.50%, 05/15/2041 (C)	255,798	272,144
6.00%, 12/15/2013 - 09/15/2036	4,882,221	5,343,379

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
6.38%, 03/15/2032	$ 252,913	$ 274,903
6.39%, 12/01/2036 (C)	12,929	13,648
6.40%, 11/15/2023	85,000	94,972
6.50%, 10/15/2013 - 02/25/2043	2,083,263	2,344,167
6.70%, 07/25/2032 (C)	264,964	309,183
7.00%, 03/15/2024 - 02/25/2043	2,537,665	2,926,852
7.25%, 09/15/2030 - 12/15/2030	462,238	536,387
7.50%, 02/15/2023 - 08/15/2030	240,664	275,622
7.50%, 08/25/2042 (C)	101,705	121,367
8.00%, 01/15/2030	351,618	411,149
8.50%, 09/15/2020	37,933	41,287
9.90%, 07/15/2032 (C)	129,414	154,381
12.92%, 07/15/2033 (C)	84,065	103,123
13.84%, 05/15/2030 (C)	14,140	14,531
14.42%, 09/15/2033 (C)	25,480	32,603
16.89%, 02/15/2040 (C)	100,000	148,780
23.83%, 06/15/2034 (C)	161,434	243,884
Freddie Mac, IO
2.21%, 01/15/2040 (C)	426,493	19,882
4.50%, 07/15/2037	308,620	32,197
5.50%, 07/15/2024	24,511	843
5.82%, 11/15/2037 - 02/15/2039 (C)	467,915	56,525
6.02%, 06/15/2038 (C)	674,097	101,859
6.19%, 10/15/2037 (C)	1,326,759	169,156
6.24%, 11/15/2037 (C)	209,333	30,812
6.62%, 04/15/2038 (C)	134,096	18,252
6.92%, 07/15/2036 (C)	101,148	15,170
7.52%, 07/15/2017 (C)	78,805	4,784
7.82%, 03/15/2032 (C)	85,861	17,328
Freddie Mac, PO
Zero Coupon, 03/15/2019 - 01/15/2040	1,494,463	1,450,405
Freddie Mac STRIPS
0.63%, 09/15/2042 (C)	954,557	949,145
0.68%, 08/15/2042 - 10/15/2042 (C)	2,376,496	2,376,883
0.73%, 07/15/2042 (C)	943,320	943,578
3.00%, 01/15/2043	481,645	482,025
3.50%, 07/15/2042	1,232,789	1,250,752
Freddie Mac STRIPS, IO
5.00%, 09/15/2035	177,092	31,671
Ginnie Mae
0.49%, 08/20/2060 (C)	912,100	905,268
0.53%, 12/20/2062 (C)	476,187	468,518
0.60%, 03/20/2063 (C)	991,495	976,239
0.62%, 04/20/2060 (C)	948,572	942,704
0.64%, 11/20/2059 - 03/20/2060 (C)	809,583	805,577
0.66%, 01/20/2061 (C)	979,667	972,563
0.74%, 07/20/2062 (C)	296,137	294,759
0.77%, 09/20/2062 (C)	957,482	953,661
0.84%, 05/20/2061 (C)	397,264	396,654
0.89%, 05/20/2061 (C)	444,990	444,981
1.65%, 01/20/2063 - 02/20/2063	3,572,124	3,486,576
1.75%, 03/20/2063	1,000,619	979,114
5.00%, 04/16/2023 - 07/16/2033	1,664,305	1,891,633
5.50%, 11/20/2020 - 09/20/2039	2,761,134	3,082,285
5.52%, 07/20/2040 (C)	698,217	768,269
5.82%, 12/20/2038 (C)	273,019	299,518
6.00%, 08/20/2016 - 08/20/2039	918,175	1,003,720
6.50%, 10/16/2024 - 06/20/2033	3,731,928	4,340,472
7.00%, 07/15/2017	2,375	2,379
7.33%, 11/20/2030	31,855	36,815
7.50%, 11/20/2029	113,347	132,828
8.00%, 01/15/2016 - 06/20/2030	119,588	141,568
8.50%, 02/16/2030	332,274	401,231
9.00%, 05/16/2027	20,742	24,092
13.04%, 10/20/2037 (C)	83,230	101,920
15.99%, 06/17/2035 (C)	67,802	90,624

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
16.32%, 05/18/2034 (C)	$ 39,494	$ 46,908
19.16%, 04/16/2034 (C)	76,504	116,031
19.67%, 09/20/2037 (C)	43,089	60,528
22.65%, 04/20/2037 (C)	116,161	178,448
28.58%, 09/20/2034 (C)	60,457	103,342
31.72%, 04/20/2031 (C)	18,559	36,901
Ginnie Mae, IO
5.50%, 10/16/2037	414,425	48,553
5.52%, 12/20/2038 (C)	150,783	20,331
5.65%, 02/20/2038 (C)	241,633	32,154
5.82%, 11/20/2037 (C)	225,644	27,433
5.90%, 06/20/2039 (C)	190,234	23,257
5.92%, 10/20/2034 - 08/20/2039 (C)	619,936	77,350
6.02%, 03/20/2037 - 06/20/2038 (C)	454,920	62,639
6.09%, 04/20/2039 (C)	240,302	31,385
6.12%, 09/20/2035 - 03/20/2039 (C)	632,491	86,781
6.17%, 03/20/2039 (C)	219,801	28,888
6.22%, 05/16/2038 - 06/16/2039 (C)	860,093	124,395
6.29%, 06/16/2037 (C)	209,564	29,980
6.32%, 03/16/2034 - 10/20/2037 (C)	606,268	65,268
6.37%, 11/20/2037 - 12/20/2037 (C)	226,383	29,023
6.50%, 03/20/2039	112,116	22,699
6.52%, 07/20/2036 (C)	142,479	14,748
6.57%, 11/20/2033 - 07/20/2037 (C)	474,241	81,840
6.60%, 08/20/2037 (C)	322,411	58,868
6.63%, 04/16/2037 (C)	110,944	19,638
6.72%, 03/20/2038 (C)	125,264	17,876
6.77%, 10/20/2032 (C)	236,160	18,834
7.77%, 04/16/2032 (C)	168,288	36,806
Ginnie Mae, PO
Zero Coupon, 02/17/2033 - 01/20/2038	605,472	564,836
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	700,000	727,097
Series 2010-C1, Class APT
2.65%, 10/29/2020	890,035	918,140
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	8,120,000	6,947,439
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	20,857
5.25%, 09/15/2039	300,000	327,006
5.88%, 04/01/2036	150,000	179,356
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 05/01/2019	200,000	175,655
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/2025 - 01/15/2038	900,000	510,586

Total U.S. Government Agency Obligations (cost $189,932,477)		190,756,157

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
African Development Bank
8.80%, 09/01/2019	225,000	301,082
Israel Government AID Bond
Zero Coupon, 03/15/2019 - 02/15/2022	2,500,000	2,072,554
5.50%, 09/18/2033	100,000	119,042
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	332,454
Mexico Government International Bond
4.00%, 10/02/2023 (D)	232,000	230,550

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044	$ 60,000	$ 54,300
7.50%, 04/08/2033	300,000	381,000
Province of Ontario Canada
0.95%, 05/26/2015	250,000	251,908
1.65%, 09/27/2019	173,000	166,513
2.70%, 06/16/2015	100,000	103,745

Total Foreign Government Obligations (cost $4,016,130)		4,013,148

MORTGAGE-BACKED SECURITIES - 9.7%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	147,746	148,957
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	248,803
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (C)	464,029	458,752
Series 2013-B, Class A1
3.50%, 03/25/2052 - 144A (C)	457,205	462,210
American General Mortgage Loan Trust
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (C)	200,000	204,354
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (C)	37,561	38,048
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (C)	143,570	147,760
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	63,000	61,426
ASG Resecuritization Trust
Series 2009-1, Class A60
2.22%, 06/26/2037 - 144A (C)	139,638	137,327
Series 2009-2, Class A55
4.95%, 05/24/2036 - 144A (C)	42,194	43,126
Series 2009-3, Class A65
2.30%, 03/26/2037 - 144A (C)	188,880	189,406
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	134,060	136,577
Series 2010-3, Class 2A22
0.38%, 10/28/2036 - 144A (C)	30,702	30,433
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	226,527	231,088
Series 2003-7, Class 2A4
5.00%, 09/25/2018	27,047	27,619
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (C)	287,995	289,721
Series 2010-R11A, Class 1A6
5.23%, 08/26/2035 - 144A (C)	87,431	89,313
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	140,004	142,533
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	351,700	349,606
Banc of America Funding Corp., PO
Series 2004-1
Zero Coupon, 03/25/2034	49,094	44,298
Series 2005-7, Class 30
Zero Coupon, 11/25/2035	71,194	55,486
Series 2005-8, Class 30
Zero Coupon, 01/25/2036	25,685	19,047
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	51,997

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued)
Series 2005-6, Class ASB
5.36%, 09/10/2047 (C)	$ 50,412	$ 50,705
Series 2006-3, Class A4
5.89%, 07/10/2044 (C)	155,000	170,131
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	82,214
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.75%, 11/25/2033 (C)	235,942	235,724
Series 2004-3, Class 1A26
5.50%, 04/25/2034	211,394	214,923
Series 2004-6, Class 1A3
5.50%, 05/25/2034	149,666	156,581
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	94,998
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	450,000	421,522
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	332,239
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.28%, 07/26/2045 - 144A (C)	196,460	190,519
Series 2011-RR10, Class 2A1
1.00%, 09/26/2037 - 144A (C)	373,550	337,097
Series 2012-RR10, Class 1A1
0.41%, 02/26/2037 - 144A (C)	399,025	372,683
Series 2012-RR10, Class 3A1
0.37%, 05/26/2036 - 144A (C)	379,613	354,003
Series 2012-RR2, Class 1A1
0.35%, 08/26/2036 - 144A (C)	298,324	288,406
Series 2012-RR3, Class 2A5
2.27%, 05/26/2037 - 144A (C)	299,765	296,455
Series 2012-RR4, Class 8A3
0.41%, 06/26/2047 - 144A (C)	378,069	358,456
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.37%, 02/25/2036 (C)	199,742	193,029
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.82%, 07/25/2034 (C)	515,496	494,652
CAM Mortgage Trust
Series 2013-1, Class A
3.97%, 11/25/2057 - 144A (C)	213,076	210,679
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.39%, 07/15/2044 (C)	100,000	104,902
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	117,169	121,811
Series 2007-A1, Class 1A3
2.82%, 02/25/2037 (C)	270,501	269,345
Series 2007-A2, Class 2A1
2.84%, 07/25/2037 (C)	109,188	109,134
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2018	98,512	98,917
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	82,680	84,511
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	651,297	657,478
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	707,813	729,217

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2011-10, Class 4A1
0.37%, 02/25/2046 - 144A (C)	$ 91,221	$ 87,627
Series 2011-3, Class 1A1
0.26%, 02/25/2047 - 144A (C)	7,021	7,009
Series 2011-5, Class 1A1
0.37%, 02/25/2046 - 144A (C)	72,398	67,736
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	129,856	126,610
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	125,000	116,606
Series 2012-MVP, Class A
2.12%, 11/17/2026 - 144A (C)	98,276	98,379
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	49,465	50,264
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	433,278	427,517
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	395,729	374,879
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	158,369	144,057
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.57%, 07/25/2035 (C)	657,726	67,683
Series 2005-22T1, Class A2
4.89%, 06/25/2035 (C)	1,089,084	174,840
Series 2005-J1, Class 1A4
4.92%, 02/25/2035 (C)	581,025	59,513
Countrywide Alternative Loan Trust, PO
Series 2003-J1, Class J1
Zero Coupon, 10/25/2033	36,627	32,844
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	214,976	219,132
Series 2004-3, Class A4
5.75%, 04/25/2034	128,986	131,835
Series 2004-7, Class 2A1
2.69%, 06/25/2034 (C)	57,024	55,156
Series 2004-8, Class 2A1
4.50%, 06/25/2019	52,084	53,733
Series 2004-HYB1, Class 2A
2.79%, 05/20/2034 (C)	52,480	48,872
Series 2005-22, Class 2A1
2.88%, 11/25/2035 (C)	304,217	244,691
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (C)	150,000	162,861
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	89,346	92,307
Series 2003-27, Class 5A4
5.25%, 11/25/2033	101,171	101,894
Series 2004-5, Class 3A1
5.25%, 08/25/2019	49,036	50,490
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A6
1.18%, 06/28/2047 - 144A (C)	995,191	949,615
Series 2010-12R, Class 14A1
2.55%, 09/26/2046 - 144A (C)	46,747	46,657
Series 2011-1R, Class A1
1.18%, 02/27/2047 - 144A (C)	177,021	176,278
Series 2011-6R, Class 3A1
2.74%, 07/28/2036 - 144A (C)	86,529	85,587

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2011-7R, Class A1
1.43%, 08/28/2047 - 144A (C)	$ 154,240	$ 153,746
Series 2011-9R, Class A1
2.18%, 03/27/2046 - 144A (C)	274,959	275,583
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	173,718	173,467
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75,000	81,360
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	89,274	89,233
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (C)	420,876	419,370
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	329,295	333,254
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	45,934	47,341
Series 2004-J5, Class A7
6.50%, 01/25/2035	73,976	78,702
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
6.06%, 07/10/2038 (C)	50,000	54,659
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 - 144A	150,946	149,517
GS Mortgage Securities Trust
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	99,997
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.53%, 03/25/2035 - 144A (C)	280,845	237,830
Series 2005-RP3, Class 1AF
0.53%, 09/25/2035 - 144A (C)	166,518	138,073
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	196,329	208,121
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	170,981	178,743
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	239,886	244,427
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	198,691	180,558
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	376,874	368,839
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A
4.00%, 05/26/2053 - 144A (E)	968,731	939,989
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.53%, 05/25/2036 (C)	184,638	181,508
Series 2006-2, Class 2A1
0.53%, 08/25/2036 (C)	73,568	70,745
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
Zero Coupon, 08/25/2035 (C)	1,143,013	1,429
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	131,000	143,153
Series 2007-C1, Class A4
5.72%, 02/15/2051	500,000	555,680

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 (C)	$ 4,493,112	$ 65,712
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.75%, 11/25/2033 (C)	117,590	118,377
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	154,000	141,728
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	165,997	182,603
LVII Resecuritization Trust
Series 2009-2, Class M3
5.29%, 09/27/2037 - 144A (C)	300,000	311,759
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (C)	147,978	151,317
Series 2004-13, Class 3A7
2.62%, 11/21/2034 (C)	86,550	89,290
Series 2004-3, Class 4A2
2.36%, 04/25/2034 (C)	48,555	46,859
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	74,194	75,760
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	62,490	63,278
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	149,770	157,134
MASTR Resecuritization Trust, PO
Series 2005, Class 3
Zero Coupon, 05/28/2035 - 144A	125,101	100,081
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.80%, 10/25/2028 (C)	620,949	594,650
Series 2004-1, Class 2A1
2.19%, 12/25/2034 (C)	195,570	194,795
Series 2004-A, Class A1
0.64%, 04/25/2029 (C)	711,647	673,246
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 (C)	74,114	74,725
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	106,708	109,028
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	106,380
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	68,984	69,102
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	546,377	550,152
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	150,000	123,900
1.00%, 03/27/2051 - 144A	287,965	285,356
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
Zero Coupon, 07/17/2056 - 144A	311,738	303,944
MortgageIT Trust
Series 2005-1, Class 1A1
0.50%, 02/25/2035 (C)	71,246	67,042

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.03%, 08/25/2029 - 144A (C)	$ 343,000	$ 343,322
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	13,312	14,016
Series 2003-A1, Class A5
7.00%, 04/25/2033	18,321	19,247
NorthStar Mortgage Trust
Series 2012-1, Class A
1.38%, 08/25/2029 - 144A (C)	333,841	333,506
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	369,385	75,009
RALI Trust
Series 2002-QS16, Class A3
16.25%, 10/25/2017 (C)	15,148	15,862
Series 2003-QS19, Class A1
5.75%, 10/25/2033	127,960	136,915
Series 2003-QS3, Class A2
16.11%, 02/25/2018 (C)	16,682	18,145
Series 2004-QS3, Class CB
5.00%, 03/25/2019	130,835	135,288
RAMP Trust
Series 2004-RS11, Class M1
0.80%, 11/25/2034 (C)	270,824	262,229
Series 2006-RZ1, Class A3
0.48%, 03/25/2036 (C)	287,649	268,917
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	148,260
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (C)	145,847	149,370
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	231,154	231,197
RFMSI Trust, PO
Series 2004-S6, Class 2A6
Zero Coupon, 06/25/2034	25,061	21,659
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.94%, 04/20/2033 (C)	383,917	372,827
Series 2004-11, Class A1
0.48%, 12/20/2034 (C)	262,856	251,963
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	173,576	178,907
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	300,000	313,890
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	146,502	149,148
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	250,000	262,505
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	356,324	360,987
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	300,000	310,462
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	469,002	464,460
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	103,000	101,241
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (C)	165,000	160,598
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (C)	394,125	387,235

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (C)	$ 166,000	$ 158,891
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (C)	108,000	103,759
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (C)	127,000	120,038
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (C)	578,828	575,972
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (C)	125,000	120,488
Structured Asset Mortgage Investments II Trust
Series 2004-AR1, Class 1A1
0.88%, 03/19/2034 (C)	695,896	674,568
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (C)	779,242	752,403
Series 2004-AR5, Class 1A1
0.84%, 10/19/2034 (C)	93,335	91,515
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (C)	344,592	315,880
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A
2.23%, 12/25/2044 (C)	286,561	283,941
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.55%, 08/15/2039 (C)	28,086	28,950
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231,000	223,286
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	128,885
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	275,733
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.96%, 05/10/2063 - 144A (C)	1,077,185	100,802
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	646,781	742,573
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	198,419	198,792
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (C)	432,281	429,700
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (C)	567,244	567,698
VFC LLC
Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	316,000	316,027
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	194,235	182,770
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.47%, 12/15/2044 (C)	300,000	320,890
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.28%, 03/15/2045 - 144A (C)	13,936,670	49,141
WaMu Mortgage Pass-Through Certificates
Series 2003-AR11, Class A6
2.46%, 10/25/2033 (C)	248,339	250,024

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	$ 88,022	$ 89,247
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	129,928	131,890
Series 2003-S9, Class A8
5.25%, 10/25/2033	149,545	154,982
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (C)	45,642	46,348
Series 2005-4, Class CB7
5.50%, 06/25/2035	314,985	291,733
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.87%, 04/25/2035 (C)	1,050,498	163,492
Series 2005-3, Class CX
5.50%, 05/25/2035	355,449	95,990
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
Zero Coupon, 03/25/2033	20,102	14,873
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 - 144A (C)	400,000	387,498
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	191,762	192,630
Series 2003-K, Class 1A1
3.66%, 11/25/2033 (C)	34,375	34,769
Series 2004-BB, Class A4
2.62%, 01/25/2035 (C)	20,725	20,783
Series 2004-EE, Class 3A1
2.78%, 12/25/2034 (C)	48,738	48,961
Series 2004-I, Class 1A1
2.74%, 07/25/2034 (C)	212,059	213,470
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	278,820	281,716
Series 2004-V, Class 1A1
2.64%, 10/25/2034 (C)	90,414	92,789
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 (C)	69,496	70,504
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (C)	342,671	344,621
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	347,560	346,410

Total Mortgage-Backed Securities (cost $39,708,858)		40,477,029

ASSET-BACKED SECURITIES - 6.7%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.98%, 12/27/2022 - 144A (C)	162,867	164,402
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (C)	92,946	93,231
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	69,000	69,177
Series 2012-4, Class A2
0.48%, 05/15/2015	130,497	130,475
Series 2012-5, Class A2
0.45%, 07/15/2015	210,492	210,399
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	22,079	22,189

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust (continued)
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	$159,322	$159,706
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	132,146	132,040
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	215,888	215,618
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	281,882	281,944
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	216,984	217,425
Series 2011-5, Class A3
1.55%, 07/08/2016	159,341	160,050
Series 2012-1, Class A2
0.91%, 10/08/2015	17,752	17,760
Series 2012-2, Class A3
1.05%, 10/11/2016	49,000	49,155
Series 2012-3, Class A2
0.71%, 12/08/2015	76,504	76,536
Series 2012-3, Class A3
0.96%, 01/09/2017	100,000	100,224
Series 2012-4, Class A2
0.49%, 04/08/2016	63,380	63,363
Series 2012-5, Class A2
0.51%, 01/08/2016	91,717	91,690
Series 2012-5, Class A3
0.62%, 06/08/2017	48,000	47,906
Series 2013-1, Class A2
0.49%, 06/08/2016	113,173	113,105
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	52,828
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	77,713	77,623
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	46,566	46,694
Series 2012-1, Class A3
0.78%, 06/15/2016	116,692	116,926
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	93,000	93,102
Series 2013-1, Class A2
0.40%, 01/20/2015	182,000	181,863
Series 2013-1, Class A3
0.54%, 09/21/2015	119,000	118,769
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	132,562	130,975
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 - 144A	171,400	171,133
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	141,000	140,782
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	29,352	29,402
Series 2011-1, Class A4
2.16%, 09/15/2016	130,000	131,932
Series 2011-3, Class A3
1.07%, 06/15/2016	225,620	226,352
Series 2012-3, Class A2
0.43%, 09/15/2015	140,468	140,403
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	180,577

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarNow Auto Receivables Trust
Series 2013-1A, Class A
1.16%, 10/16/2017 - 144A	$150,147	$150,045
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 (F)	102,751	103,752
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 05/15/2017	89,071	89,312
Series 2012-C, Class A2
0.44%, 02/16/2016	204,279	204,262
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	194,875
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	78,198	80,387
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	42,726	43,422
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	262,449	265,565
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	156,313	157,135
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	78,431	78,487
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	172,623	172,058
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	272,000	272,814
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	66,323	71,590
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	32,803	32,804
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	144,436	144,328
Series 2013-1A, Class A
1.29%, 10/16/2017 - 144A	82,998	82,840
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	132,275	133,065
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	106,980	106,572
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	295,677	295,126
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	196,400	196,733
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,209
Series 2012-D, Class A2
0.40%, 09/15/2015	56,361	56,346
Series 2012-D, Class A3
0.51%, 04/15/2017	100,000	99,892
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.56%, 01/15/2018 (C)	168,000	167,860
GE Equipment Midticket LLC
Series 2012-1, Class A2
0.47%, 01/22/2015	207,144	207,132

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GE Equipment Midticket LLC (continued)
Series 2012-1, Class A3
0.60%, 05/23/2016	$ 400,000	$ 399,578
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	149,828
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	67,404	67,409
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	336,000	336,101
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	195,858
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	320,807
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	269,082
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	122,797
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	166,000	165,070
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75,000	75,485
Series 2012-2, Class A3
0.70%, 02/16/2016 (C)	83,000	83,138
Series 2013-1, Class A2
0.35%, 06/22/2015	226,029	225,926
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	116,608	116,898
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	202,027
Series 2012-1, Class A3
0.81%, 09/15/2016	99,977	100,140
Series 2012-2, Class A2
0.38%, 09/15/2015	145,066	144,999
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	4,983	4,986
Series 2010-B, Class A4
1.63%, 03/15/2017	65,000	65,693
Series 2012-B, Class A2
0.54%, 01/15/2015	55,350	55,366
Series 2012-B, Class A3
0.62%, 09/15/2016	119,000	119,108
Series 2013-A, Class A2
0.40%, 12/15/2015	278,093	278,064
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	253,584
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	11,308	11,331
Series 2012-B, Class A2
0.43%, 02/17/2015	92,389	92,397
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,665
KGS - Alpha SBA Coof Trust, IO
1.80%, 03/25/2039 (E)	2,500,000	151,562
Kondaur Mortgage Asset Trust
Series 2013-1, Class A
4.46%, 08/25/2052 - 144A (C)	995,811	1,034,087
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	8,059	8,059
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.53%, 07/25/2034 - 144A (C)	67,304	66,578

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LV Tower 52 Issuer LLC
Series 2013-1, Class A
5.50%, 06/15/2018	$ 943,899	$ 943,899
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	373,980	373,065
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.43%, 03/25/2032 (C)	213,287	213,184
Mercedes-Benz Auto Receivables Trust
Series 2012-1, Class A2
0.37%, 03/16/2015	52,483	52,489
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300,000	301,806
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	167,824
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,108
Nationstar Mortgage Advance Receivable Trust
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	250,000	249,642
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	19,917	20,146
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	122,432	122,391
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A4
1.31%, 09/15/2016	51,643	51,778
Series 2013-A, Class A2
0.37%, 09/15/2015	141,340	141,320
Normandy Mortgage Loan Trust
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A	1,002,803	1,002,803
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (C)	400,000	400,000
Series 2013-RP3A
4.85%, 09/25/2018 (F)	394,000	394,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.12%, 10/25/2034 (C)	310,603	305,780
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (C)	102,398	101,458
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (F)	500,000	500,000
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (C)	361,492	361,492
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	85,932	85,503
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	320,896	320,896
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (C)	184,031	185,341

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	$ 100,000	$ 100,928
Series 2011-1, Class B
2.35%, 11/16/2015	280,724	282,320
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	10,102	10,109
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	42,209	42,391
Series 2012-1, Class A2
1.25%, 04/15/2015	25,570	25,587
Series 2012-1, Class A3
1.49%, 10/15/2015	41,000	41,126
Series 2012-2, Class A2
0.91%, 05/15/2015	16,026	16,029
Series 2012-2, Class A3
1.22%, 12/15/2015	53,000	53,122
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,062
Series 2012-5, Class A2
0.57%, 12/15/2015	37,730	37,728
Series 2012-5, Class A3
0.83%, 12/15/2016	60,000	60,130
Series 2012-6, Class A2
0.47%, 09/15/2015	182,959	182,914
Series 2012-6, Class A3
0.62%, 07/15/2016	44,000	44,036
Series 2013-1, Class A2
0.48%, 02/16/2016	213,153	213,053
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (F)	51,572	52,391
Securitized Asset Backed Receivables LLC
Series 2006-CB1, Class AF2
3.76%, 01/25/2036 (F)	28,456	17,778
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	24,546	24,612
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	73,823	73,745
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	640,344	635,541
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	994,862
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	400,000	394,000
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	310,679	311,045
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	384,249	384,826
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	424,234	425,318
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	378,646	375,049
Station Place Securitization Trust
1.00%, 02/25/2015	500,000	500,000
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.58%, 06/25/2035 (C)	20,199	20,181
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	163,715	167,608
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	129,791	132,822
Series 2005-6, Class 4A1
5.00%, 05/25/2035	26,132	26,406

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.58%, 10/15/2015 - 144A (C)	$ 321,000	$ 326,216
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	65,751	65,743
USAA Auto Owner Trust
Series 2012-1, Class A2
0.38%, 06/15/2015	22,210	22,205
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	57,598	57,617
Series 2012-A, Class A3
0.87%, 07/20/2015	165,000	165,456
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	288,452	289,447
VOLT LLC
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A (F)	173,604	173,604
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A (F)	36,202	36,276
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	200,771	204,033
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	262,655	263,230
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	182,422	181,965
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	54,741	54,747
Series 2012-A, Class A3
0.64%, 02/15/2017	102,000	102,019
Series 2012-B, Class A2
0.43%, 11/16/2015	155,870	155,797
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	27,159	27,170
Series 2012-A, Class A3
0.93%, 11/16/2015	45,000	45,116

Total Asset-Backed Securities (cost $27,563,764)		27,651,275

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	65,000	76,950
Ohio State University (Revenue Bonds)
4.80%, 06/01/2111	130,000	112,709
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	280,000	235,964
Series B
5.65%, 11/01/2040	100,000	108,755
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	200,000	176,778

Total Municipal Government Obligations (cost $793,392)		711,156

CORPORATE DEBT SECURITIES - 16.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30,000	34,493

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Aerospace & Defense (continued)
BAE Systems PLC
5.80%, 10/11/2041 - 144A	$ 92,000	$ 95,625
Boeing Co.
7.95%, 08/15/2024	30,000	41,135
EADS Finance BV
2.70%, 04/17/2023 - 144A	43,000	39,612
Lockheed Martin Corp.
4.07%, 12/15/2042	57,000	50,077
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	51,558
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	31,906
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,472
3.10%, 06/01/2022 (B)	64,000	62,959
4.50%, 06/01/2042	86,000	83,540
Air Freight & Logistics - 0.0% (G)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	45,624
8.38%, 04/01/2030 (F)	55,000	74,287
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	27,101
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 05/15/2025 - 144A	53,000	49,886
American Airlines Pass-Through Trust
4.95%, 01/15/2023 - 144A	200,000	201,000
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (B)	32,000	30,960
5.98%, 04/19/2022	43,862	46,933
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	103,179	108,338
5.30%, 04/15/2019	20,898	22,361
Auto Components - 0.0% (G)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	66,147
5.25%, 12/01/2041	100,000	98,233
Automobiles - 0.2%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150,000	151,388
2.38%, 08/01/2018 - 144A	151,000	151,240
2.63%, 09/15/2016 - 144A	150,000	154,615
2.95%, 01/11/2017 - 144A	150,000	155,360
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	97,000	94,599
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165,000	207,618
Coca-Cola Co.
3.63%, 03/15/2014	50,000	50,714
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,014
4.83%, 07/15/2020	25,000	28,018
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	132,800
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75,000	80,234
Heineken NV
1.40%, 10/01/2017 - 144A	40,000	39,326
PepsiCo, Inc.
0.47%, 02/26/2016 (C)	45,000	45,022
0.80%, 08/25/2014	10,000	10,034
1.25%, 08/13/2017	180,000	177,385
3.00%, 08/25/2021 (B)	20,000	19,713
7.90%, 11/01/2018	5,000	6,365

	Principal	Value
Biotechnology - 0.1%
Amgen, Inc.
3.88%, 11/15/2021	$ 100,000	$ 101,341
4.50%, 03/15/2020	12,000	12,883
5.15%, 11/15/2041	200,000	194,151
5.65%, 06/15/2042	25,000	25,927
5.70%, 02/01/2019	50,000	57,423
5.75%, 03/15/2040	41,000	42,641
Celgene Corp.
3.25%, 08/15/2022	147,000	139,390
Capital Markets - 1.2%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	200,000	202,342
Bank of New York Mellon Corp.
3.55%, 09/23/2021 (B)	90,000	92,136
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	45,000	45,404
2.40%, 01/17/2017 (B)	149,000	153,470
2.95%, 06/18/2015 (B)	60,000	62,377
4.60%, 01/15/2020	30,000	32,770
BlackRock, Inc.
3.38%, 06/01/2022	120,000	119,441
6.25%, 09/15/2017	100,000	117,061
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	19,392
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300,000	316,993
5.13%, 08/15/2015	125,000	134,936
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	95,000	95,763
3.30%, 05/03/2015	300,000	310,211
3.63%, 02/07/2016	20,000	21,049
3.63%, 01/22/2023 (B)	75,000	71,719
5.15%, 01/15/2014	50,000	50,643
5.25%, 07/27/2021	53,000	57,195
5.75%, 01/24/2022	120,000	133,037
5.95%, 01/18/2018	70,000	79,128
6.15%, 04/01/2018	150,000	171,563
6.25%, 09/01/2017	175,000	199,656
Goldman Sachs Group, Inc., Series GMTN
3.70%, 08/01/2015	20,000	20,866
5.38%, 03/15/2020	125,000	137,688
7.50%, 02/15/2019	460,000	555,804
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	133,000	133,966
6.00%, 06/15/2020	188,000	213,473
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	108,621
6.25%, 01/14/2021 - 144A	100,000	108,609
7.30%, 08/01/2014 - 144A	75,000	78,758
7.63%, 08/13/2019 - 144A	75,000	88,379
Morgan Stanley
1.75%, 02/25/2016	71,000	71,342
5.75%, 01/25/2021	100,000	111,011
Morgan Stanley, Series GMTN
5.50%, 07/28/2021	25,000	27,342
5.63%, 09/23/2019	200,000	223,185
7.30%, 05/13/2019	200,000	239,309
Morgan Stanley, Series MTN
5.50%, 07/24/2020	138,000	152,322
Nomura Holdings, Inc.
5.00%, 03/04/2015 (B)	75,000	78,808
State Street Corp.
3.10%, 05/15/2023	48,000	44,771

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Chemicals - 0.2%
Dow Chemical Co.
3.00%, 11/15/2022	$ 81,000	$ 74,584
4.13%, 11/15/2021 (B)	61,000	62,266
4.25%, 11/15/2020	38,000	39,690
5.25%, 11/15/2041	45,000	44,142
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,381
4.90%, 01/15/2041	25,000	24,954
6.00%, 07/15/2018	150,000	177,388
Ecolab, Inc.
1.45%, 12/08/2017	56,000	54,904
Mosaic Co.
3.75%, 11/15/2021	31,000	30,220
4.88%, 11/15/2041	8,000	7,318
PPG Industries, Inc.
6.65%, 03/15/2018	120,000	141,182
Praxair, Inc.
4.38%, 03/31/2014	75,000	76,416
Union Carbide Corp.
7.50%, 06/01/2025	175,000	207,023
Commercial Banks - 2.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A (B)	250,000	259,350
Australia & New Zealand Banking Group, Ltd., Series EMTN
4.88%, 01/12/2021 - 144A	100,000	109,580
Bank of Montreal, Series MTN
1.40%, 09/11/2017	271,000	267,001
2.55%, 11/06/2022	85,000	78,900
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	100,000	102,090
2.55%, 01/12/2017 (B)	300,000	310,811
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (B)	200,000	206,380
2.75%, 02/23/2015	310,000	318,137
BB&T Corp.
4.90%, 06/30/2017	30,000	32,928
BB&T Corp., Series MTN
1.60%, 08/15/2017	131,000	130,075
3.95%, 04/29/2016	50,000	53,493
5.70%, 04/30/2014	50,000	51,541
6.85%, 04/30/2019	75,000	91,617
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,250
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	257,361
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (B)	34,000	36,177
3.88%, 02/08/2022	118,000	118,144
4.50%, 01/11/2021	150,000	160,273
Deutsche Bank AG
3.25%, 01/11/2016	100,000	104,917
6.00%, 09/01/2017	100,000	114,773
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	200,000	205,480
HSBC Bank PLC
1.63%, 07/07/2014 - 144A (B)	200,000	201,466
4.75%, 01/19/2021 - 144A	225,000	243,149
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	108,873
4.88%, 01/14/2022 (B)	160,000	172,617
6.10%, 01/14/2042	150,000	177,587

	Principal	Value
Commercial Banks (continued)
HSBC USA, Inc.
1.63%, 01/16/2018 (B)	$ 100,000	$ 98,023
2.38%, 02/13/2015	200,000	204,489
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	210,060
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	62,000	62,324
5.00%, 02/22/2017 - 144A (B)	313,000	341,358
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	250,000	254,725
2.75%, 09/28/2015 - 144A	200,000	207,128
3.75%, 03/02/2015 - 144A	100,000	104,320
Nordea Bank AB
1.63%, 05/15/2018 - 144A	350,000	340,763
3.13%, 03/20/2017 - 144A	350,000	365,680
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	202,438
PNC Funding Corp.
3.30%, 03/08/2022	101,000	98,688
4.38%, 08/11/2020	67,000	71,949
5.13%, 02/08/2020	65,000	72,302
5.25%, 11/15/2015	25,000	27,107
5.63%, 02/01/2017	25,000	27,869
6.70%, 06/10/2019	50,000	60,329
Rabobank Nederland NV
2.13%, 10/13/2015	52,000	53,272
Royal Bank of Canada
2.00%, 10/01/2018 (D)	159,000	159,201
Royal Bank of Canada, Series GMTN
2.20%, 07/27/2018 (B)	300,000	300,958
Stadshypotek AB
1.88%, 10/02/2019 - 144A	250,000	241,700
Standard Chartered PLC
5.20%, 01/26/2024 - 144A	200,000	200,944
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	200,000	201,920
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	96,561
2.88%, 11/20/2014	42,000	43,188
3.00%, 03/15/2022	83,000	80,953
4.13%, 05/24/2021	34,000	36,099
UBS AG
5.75%, 04/25/2018	100,000	115,373
Wachovia Bank NA
6.00%, 11/15/2017	250,000	288,150
Wachovia Corp., Series MTN
5.75%, 02/01/2018	475,000	548,702
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	285,219
3.68%, 06/15/2016 (F)	100,000	106,577
Wells Fargo & Co., Series GMTN
3.50%, 03/08/2022	150,000	150,136
4.60%, 04/01/2021 (B)	50,000	54,294
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	250,000	259,850
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	186,000	157,245
4.13%, 06/15/2023 (B)	29,000	25,876
4.88%, 07/15/2042	46,000	33,968
Eaton Corp.
1.50%, 11/02/2017 - 144A	22,000	21,690
4.00%, 11/02/2032 - 144A	21,000	19,305
7.63%, 04/01/2024	75,000	93,809
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20,000	20,085
2.75%, 03/15/2017 - 144A (B)	48,000	49,082

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Commercial Services & Supplies (continued)
ERAC USA Finance LLC (continued)
4.50%, 08/16/2021 - 144A	$ 36,000	$ 37,556
5.63%, 03/15/2042 - 144A	59,000	59,865
6.70%, 06/01/2034 - 144A	82,000	92,715
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A	81,000	80,441
Republic Services, Inc.
3.55%, 06/01/2022	54,000	52,708
Waste Management, Inc.
7.38%, 03/11/2019	35,000	42,261
Communications Equipment - 0.0% (G)
Cisco Systems, Inc.
5.50%, 02/22/2016	50,000	55,576
5.90%, 02/15/2039	70,000	81,199
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/03/2018 (C)	138,000	137,441
2.40%, 05/03/2023	256,000	231,726
Dell, Inc.
7.10%, 04/15/2028	25,000	23,625
EMC Corp.
1.88%, 06/01/2018	150,000	149,436
3.38%, 06/01/2023 (B)	150,000	146,576
Hewlett-Packard Co.
4.38%, 09/15/2021 (B)	39,000	37,846
4.75%, 06/02/2014	50,000	51,313
5.40%, 03/01/2017 (B)	50,000	54,936
6.00%, 09/15/2041	175,000	161,218
Construction & Engineering - 0.0% (G)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,034
2.88%, 05/08/2022	29,000	28,005
4.38%, 05/08/2042 (B)	17,000	15,952
Fluor Corp.
3.38%, 09/15/2021	70,000	69,940
Consumer Finance - 0.4%
American Express Co.
7.00%, 03/19/2018	50,000	60,240
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	111,000	116,138
5.13%, 08/25/2014	75,000	78,075
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	280,604
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	67,658
3.50%, 06/15/2023	121,000	114,328
7.38%, 05/23/2014	115,000	119,895
Caterpillar Financial Services Corp., Series MTN
2.85%, 06/01/2022 (B)	46,000	43,957
7.05%, 10/01/2018	125,000	153,330
HSBC Finance Corp.
5.25%, 01/15/2014	100,000	101,340
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	96,481
2.25%, 04/17/2019	40,000	40,188
2.80%, 01/27/2023 (B)	73,000	69,260
John Deere Capital Corp., Series MTN
3.15%, 10/15/2021 (B)	33,000	32,913
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017 (B)	53,000	52,824
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016	225,000	231,167
2.05%, 01/12/2017 (B)	100,000	102,297
3.20%, 06/17/2015	58,000	60,661

	Principal	Value
Diversified Financial Services - 2.5%
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	$ 213,000	$ 209,542
2.60%, 09/20/2016 - 144A	205,000	213,186
Bank of America Corp.
2.00%, 01/11/2018	300,000	295,035
4.10%, 07/24/2023	126,000	125,217
5.63%, 07/01/2020	170,000	190,471
5.75%, 12/01/2017	65,000	73,325
5.88%, 01/05/2021	70,000	79,334
7.63%, 06/01/2019	50,000	61,313
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	20,000	22,570
Bank of America Corp., Series MTN
3.30%, 01/11/2023	79,000	74,004
5.00%, 05/13/2021	340,000	365,171
7.38%, 05/15/2014	100,000	104,083
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	202,763
3.75%, 08/15/2021 (B)	134,000	139,301
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	170,000	190,157
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	277,356
Citigroup, Inc.
1.25%, 01/15/2016	50,000	49,962
2.25%, 08/07/2015	300,000	305,867
3.38%, 03/01/2023 (B)	58,000	55,191
4.45%, 01/10/2017	425,000	460,176
4.50%, 01/14/2022	65,000	68,122
4.59%, 12/15/2015	66,000	70,593
4.75%, 05/19/2015 (B)	34,000	35,982
5.00%, 09/15/2014	400,000	415,077
5.38%, 08/09/2020	61,000	68,236
5.50%, 09/13/2025	115,000	118,272
5.88%, 01/30/2042 (B)	45,000	50,033
6.00%, 08/15/2017	300,000	342,870
6.01%, 01/15/2015	34,000	36,169
8.13%, 07/15/2039	50,000	69,441
8.50%, 05/22/2019	150,000	191,586
CME Group, Inc.
3.00%, 09/15/2022	125,000	118,684
5.30%, 09/15/2043	32,000	33,009
5.75%, 02/15/2014	110,000	112,101
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,089
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	113,450
Countrywide Financial Corp.
6.25%, 05/15/2016 (B)	75,000	82,935
Ford Motor Credit Co. LLC
2.88%, 10/01/2018 (D)	200,000	199,957
3.00%, 06/12/2017 (B)	200,000	205,571
3.98%, 06/15/2016	200,000	211,328
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,020
1.63%, 07/02/2015	250,000	253,682
2.10%, 12/11/2019	20,000	19,668
2.25%, 11/09/2015	225,000	230,997
5.30%, 02/11/2021 (B)	25,000	27,189
5.90%, 05/13/2014	150,000	155,161
General Electric Capital Corp., Series GMTN
1.60%, 11/20/2017	127,000	126,195
3.15%, 09/07/2022 (B)	300,000	283,662
4.63%, 01/07/2021 (B)	190,000	203,879

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corp. (continued)
4.65%, 10/17/2021	$ 200,000	$ 213,145
5.63%, 05/01/2018	625,000	717,148
6.75%, 03/15/2032	210,000	250,488
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	75,000	76,945
4.38%, 09/16/2020	50,000	53,195
Jefferies Group LLC
6.45%, 06/08/2027	75,000	76,500
6.50%, 01/20/2043	28,000	27,700
8.50%, 07/15/2019	180,000	217,951
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200,000	200,070
2.50%, 10/17/2022 - 144A (B)	100,000	91,451
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	395,000	454,226
Merrill Lynch & Co., Inc., Series MTN
5.45%, 07/15/2014	235,000	243,617
6.88%, 04/25/2018	60,000	70,710
Murray Street Investment Trust I
4.65%, 03/09/2017 (F)	100,000	106,650
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75,000	76,347
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100,000	105,883
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
0.80%, 12/01/2015	45,000	44,871
0.90%, 02/12/2016	207,000	206,020
1.40%, 12/01/2017	30,000	29,285
3.88%, 08/15/2021 (B)	75,000	75,952
4.30%, 12/15/2042	373,000	310,549
4.35%, 06/15/2045	49,000	40,447
4.45%, 05/15/2021	50,000	52,511
5.35%, 09/01/2040	113,000	109,672
5.50%, 02/01/2018	75,000	85,030
6.30%, 01/15/2038	50,000	54,038
BellSouth Corp.
5.20%, 09/15/2014	105,000	109,605
6.88%, 10/15/2031	3,000	3,350
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	20,210	21,436
6.38%, 06/01/2028	100,000	109,065
British Telecommunications PLC
9.63%, 12/15/2030	150,000	222,118
Centel Capital Corp.
9.00%, 10/15/2019	40,000	48,152
CenturyLink, Inc.
6.45%, 06/15/2021 (B)	90,000	89,550
7.60%, 09/15/2039 (B)	50,000	44,625
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	152,183
4.88%, 07/08/2014	75,000	77,402
8.75%, 06/15/2030	75,000	103,927
GTE Corp.
6.84%, 04/15/2018	300,000	350,013
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102,000	107,863
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	26,812
Orange SA
2.75%, 09/14/2016	70,000	72,218
8.75%, 03/01/2031	125,000	166,369
Qwest Corp.
6.75%, 12/01/2021	148,000	158,940

	Principal	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA
5.25%, 11/15/2013	$ 60,000	$ 60,271
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	148,003
5.88%, 07/15/2019	40,000	43,325
Verizon Communications, Inc.
2.50%, 09/15/2016	40,000	41,227
4.50%, 09/15/2020	229,000	243,534
6.40%, 09/15/2033 - 02/15/2038	353,000	391,066
Verizon Global Funding Corp.
5.85%, 09/15/2035	25,000	25,873
7.75%, 12/01/2030	100,000	122,972
Verizon Pennsylvania, Inc.
6.00%, 12/01/2028	100,000	97,304
Verizon Pennsylvania, LLC
8.35%, 12/15/2030	400,000	481,895
Electric Utilities - 1.1%
Alabama Power Co.
6.13%, 05/15/2038	11,000	12,963
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,437
Appalachian Power Co.
6.70%, 08/15/2037	50,000	58,271
Arizona Public Service Co.
4.50%, 04/01/2042 (B)	28,000	26,612
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	89,846
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	60,583
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,027
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	19,775
6.00%, 01/15/2038	48,000	56,805
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	105,214
6.35%, 08/15/2038 (B)	80,000	98,261
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	46,152
3.00%, 09/15/2021	55,000	54,587
4.10%, 05/15/2042 - 03/15/2043	107,000	97,680
5.30%, 01/15/2019 (B)	70,000	80,691
Florida Power & Light Co.
5.95%, 10/01/2033 - 02/01/2038	300,000	360,409
Hydro-Quebec
9.40%, 02/01/2021	250,000	344,894
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	118,449
7.00%, 03/15/2019	30,000	35,992
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	17,994
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	67,657	68,214
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	67,162
5.30%, 10/01/2041	100,000	100,408
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,091
5.45%, 05/15/2041	50,000	54,844
6.50%, 08/01/2018	50,000	59,948
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,155
6.00%, 03/01/2019 (B)	25,000	28,950
7.88%, 12/15/2015	30,000	34,310

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Electric Utilities (continued)
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	$ 40,000	$ 44,727
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	122,284
Ohio Power Co.
5.38%, 10/01/2021 (B)	50,000	56,276
6.05%, 05/01/2018	30,000	34,734
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65,000	77,875
7.00%, 09/01/2022	50,000	61,795
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	61,300
3.25%, 06/15/2023	50,000	47,639
4.45%, 04/15/2042 (B)	17,000	15,414
4.50%, 12/15/2041	96,000	87,805
6.05%, 03/01/2034	100,000	111,254
PacifiCorp
3.85%, 06/15/2021	100,000	105,048
5.65%, 07/15/2018	25,000	29,130
PECO Energy Co.
2.38%, 09/15/2022	100,000	92,754
5.35%, 03/01/2018	50,000	57,586
PPL Energy Supply LLC
4.60%, 12/15/2021	130,000	128,270
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	51,634
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	57,738
5.80%, 08/01/2018	20,000	23,561
6.50%, 08/01/2038	45,000	57,401
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	31,816
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018 (B)	30,000	34,353
5.38%, 11/01/2039	14,000	15,702
6.33%, 11/01/2013	60,000	60,275
Southern California Edison Co.
3.50%, 10/01/2023 (D)	106,000	105,847
3.90%, 12/01/2041 (B)	30,000	26,824
4.15%, 09/15/2014 (B)	25,000	25,860
5.50%, 08/15/2018	65,000	75,565
6.05%, 03/15/2039	60,000	71,728
Southern Co.
1.95%, 09/01/2016	13,000	13,250
4.15%, 05/15/2014	85,000	86,897
State Grid Overseas Investment 2013, Ltd.
1.75%, 05/22/2018 - 144A (B)	200,000	195,018
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	26,575
5.40%, 04/30/2018 (B)	100,000	115,172
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,993
6.00%, 04/01/2014	35,000	35,942
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,811
4.80%, 09/15/2041	9,000	8,834
6.50%, 07/01/2036	80,000	96,533
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,338
3.38%, 11/01/2015	120,000	124,149
4.50%, 03/01/2023	30,000	29,665
6.88%, 06/01/2018	40,000	45,684
7.50%, 01/15/2027 (B)	126,000	146,563

	Principal	Value
Energy Equipment & Services - 0.4%
Cameron International Corp.
1.60%, 04/30/2015	$ 26,000	$ 26,192
Halliburton Co.
3.50%, 08/01/2023	107,000	106,054
7.45%, 09/15/2039	100,000	133,568
7.60%, 08/15/2096 - 144A (B)	50,000	67,059
National Oilwell Varco, Inc.
1.35%, 12/01/2017 (B)	26,000	25,585
Noble Holding International, Ltd.
3.95%, 03/15/2022 (B)	11,000	10,611
5.25%, 03/15/2042 (B)	9,000	8,196
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41,000	41,064
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	26,788
5.50%, 03/01/2014 (B)	125,000	127,335
5.65%, 03/01/2020	150,000	164,071
8.00%, 10/01/2019	120,000	145,933
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	81,000	73,591
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	100,000	104,903
7.13%, 01/15/2019	70,000	85,192
Transocean, Inc.
3.80%, 10/15/2022 (B)	49,000	46,138
6.38%, 12/15/2021	26,000	28,901
6.50%, 11/15/2020	75,000	83,718
7.35%, 12/15/2041 (B)	20,000	23,187
7.50%, 04/15/2031	25,000	28,093
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	134,930
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.75%, 05/15/2041	40,000	43,878
6.13%, 09/15/2039	20,000	22,862
Kroger Co.
2.20%, 01/15/2017 (B)	33,000	33,588
5.00%, 04/15/2042	130,000	124,811
5.40%, 07/15/2040	12,000	11,962
6.15%, 01/15/2020	50,000	57,971
6.40%, 08/15/2017	55,000	63,384
7.50%, 04/01/2031	150,000	184,553
Walgreen Co.
3.10%, 09/15/2022 (B)	117,000	110,092
Food Products - 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/2032	25,000	27,937
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	17,770
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	55,000	68,484
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	68,400
6.00%, 11/27/2017 - 144A	100,000	115,249
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,031
2.10%, 03/15/2018 (B)	29,000	28,768
Kellogg Co.
1.75%, 05/17/2017 (B)	38,000	38,147
3.13%, 05/17/2022	57,000	55,431
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	63,209
5.00%, 06/04/2042	59,000	58,446
6.13%, 08/23/2018	73,000	85,841
6.50%, 02/09/2040	75,000	88,150
6.88%, 01/26/2039	247,000	301,962

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Food Products (continued)
Mondelez International, Inc.
6.13%, 02/01/2018	$ 27,000	$ 31,219
6.50%, 08/11/2017	50,000	58,147
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	76,181
4.40%, 06/01/2043	63,000	57,346
5.88%, 03/15/2041	146,000	164,205
6.38%, 07/15/2016	100,000	113,022
Atmos Energy Corp.
4.15%, 01/15/2043	138,000	122,537
8.50%, 03/15/2019	35,000	45,060
Boston Gas Co.
4.49%, 02/15/2042 - 144A (B)	26,000	24,393
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041 (B)	100,000	115,837
Health Care Equipment & Supplies - 0.0% (G)
Baxter International, Inc.
1.85%, 06/15/2018	29,000	28,974
4.00%, 03/01/2014	25,000	25,351
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042 (B)	26,000	24,024
6.75%, 12/15/2037	50,000	61,055
McKesson Corp.
0.95%, 12/04/2015	19,000	19,019
UnitedHealth Group, Inc.
2.75%, 02/15/2023 (B)	23,000	21,427
2.88%, 03/15/2023	50,000	47,051
3.38%, 11/15/2021	94,000	93,718
6.63%, 11/15/2037	80,000	97,810
WellPoint, Inc.
2.30%, 07/15/2018	70,000	70,032
3.13%, 05/15/2022	62,000	58,872
3.30%, 01/15/2023	28,000	26,393
4.63%, 05/15/2042	50,000	45,728
4.65%, 01/15/2043	54,000	49,540
Household Durables - 0.0% (G)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33,000	35,154
Household Products - 0.0% (G)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (B)	20,000	18,974
7.50%, 11/01/2018	15,000	18,767
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020	60,000	60,010
PSEG Power LLC
4.15%, 09/15/2021	33,000	33,860
5.13%, 04/15/2020 (B)	92,000	102,324
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	60,368
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	99,731
5.75%, 03/11/2018	14,000	16,137
7.20%, 06/01/2026	20,000	24,304
Insurance - 1.0%
Aflac, Inc.
2.65%, 02/15/2017 (B)	28,000	29,016
3.63%, 06/15/2023	104,000	101,562
4.00%, 02/15/2022 (B)	32,000	32,830
6.45%, 08/15/2040 (B)	17,000	20,190
8.50%, 05/15/2019	30,000	38,775

	Principal	Value
Insurance (continued)
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	$ 200,000	$ 244,834
Allstate Corp.
3.15%, 06/15/2023	41,000	39,704
American International Group, Inc.
4.13%, 02/15/2024 (D)	71,000	71,049
Aon Corp.
3.50%, 09/30/2015	23,000	24,110
6.25%, 09/30/2040	18,000	20,520
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	94,693
2.45%, 12/15/2015	33,000	34,211
3.00%, 05/15/2022	25,000	24,281
4.30%, 05/15/2043 (B)	83,000	75,233
4.40%, 05/15/2042	221,000	203,066
5.40%, 05/15/2018 (B)	50,000	57,652
CNA Financial Corp.
5.85%, 12/15/2014	50,000	52,869
5.88%, 08/15/2020	45,000	51,895
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	47,000	49,858
Lincoln National Corp.
4.20%, 03/15/2022	32,000	32,761
4.85%, 06/24/2021	12,000	12,947
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A (B)	26,000	26,974
MetLife Institutional Funding II
1.17%, 04/04/2014 - 144A (C)	100,000	100,428
MetLife of Connecticut Global Funding I
5.13%, 08/15/2014 - 144A	100,000	104,017
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	105,080
1.70%, 06/29/2015 - 144A	107,000	108,446
1.88%, 06/22/2018 - 144A	150,000	148,225
2.50%, 09/29/2015 - 144A	325,000	335,719
3.65%, 06/14/2018 - 144A	125,000	132,816
3.88%, 04/11/2022 - 144A	200,000	205,228
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195,000	268,733
New York Life Global Funding
0.80%, 02/12/2016 - 144A	75,000	74,466
1.30%, 01/12/2015 - 144A	100,000	100,907
3.00%, 05/04/2015 - 144A	250,000	259,559
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	150,000	203,017
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150,000	155,048
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	12,888
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	47,000	47,066
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	194,845
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	58,339
Internet Software & Services - 0.0% (G)
eBay, Inc.
3.25%, 10/15/2020 (B)	55,000	56,120
IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,328
1.63%, 05/15/2020	348,000	326,939
6.22%, 08/01/2027	250,000	305,583
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	32,805

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Machinery (continued)
Deere & Co.
2.60%, 06/08/2022	$ 74,000	$ 69,809
3.90%, 06/09/2042	32,000	28,301
Illinois Tool Works, Inc.
3.90%, 09/01/2042	280,000	241,916
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	27,509
Parker Hannifin Corp., Series MTN
5.50%, 05/15/2018	20,000	22,958
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020 (B)	17,000	18,988
7.88%, 09/01/2023 - 07/30/2030	95,000	115,029
8.88%, 05/15/2019	90,000	115,051
Comcast Corp.
4.25%, 01/15/2033	173,000	163,148
6.45%, 03/15/2037	50,000	59,695
6.50%, 01/15/2017 - 11/15/2035	300,000	358,176
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	48,841
8.38%, 03/01/2039 - 144A	60,000	71,170
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150,000	140,002
4.60%, 02/15/2021	125,000	125,403
5.00%, 03/01/2021	33,000	33,784
6.38%, 03/01/2041	100,000	98,756
Discovery Communications LLC
4.38%, 06/15/2021	80,000	83,765
Historic TW, Inc.
9.15%, 02/01/2023	500,000	662,516
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	53,828
6.40%, 04/30/2040	170,000	201,071
News America, Inc.
6.65%, 11/15/2037	50,000	56,810
7.30%, 04/30/2028	50,000	58,186
8.88%, 04/26/2023	80,000	104,209
9.50%, 07/15/2024	70,000	92,760
TCI Communications, Inc.
8.75%, 08/01/2015	100,000	114,030
Thomson Reuters Corp.
3.95%, 09/30/2021	126,000	128,011
4.50%, 05/23/2043	59,000	50,864
4.70%, 10/15/2019	15,000	16,441
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	73,799
6.75%, 07/01/2018 (B)	60,000	67,008
7.30%, 07/01/2038	100,000	99,508
8.25%, 02/14/2014	50,000	51,325
8.75%, 02/14/2019	50,000	58,825
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75,000	85,576
Viacom, Inc.
1.25%, 02/27/2015	22,000	22,060
3.13%, 06/15/2022	50,000	46,575
3.88%, 12/15/2021 (B)	72,000	71,287
4.38%, 03/15/2043	93,000	75,262
4.50%, 03/01/2021 (B)	30,000	31,271
4.50%, 02/27/2042	25,000	20,858
Walt Disney Co., Series GMTN
0.45%, 12/01/2015	33,000	32,827
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	131,000	132,004
5.50%, 04/01/2014	50,000	51,306

	Principal	Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	$ 134,000	$ 133,170
3.10%, 03/15/2020 - 144A	87,000	81,807
3.88%, 03/15/2023 - 144A	25,000	23,049
5.45%, 03/15/2043 - 144A	37,000	33,164
Nucor Corp.
4.00%, 08/01/2023	45,000	44,041
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	36,660
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88,000	86,708
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	11,927
3.75%, 09/20/2021	80,000	78,876
8.95%, 05/01/2014	35,000	36,687
Multi-Utilities - 0.1%
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,465
5.65%, 04/15/2020	20,000	23,424
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	42,728
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	107,819
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	40,476
6.00%, 06/01/2026	50,000	61,441
Sempra Energy
2.88%, 10/01/2022	70,000	65,018
6.50%, 06/01/2016	50,000	56,787
8.90%, 11/15/2013	50,000	50,480
9.80%, 02/15/2019	50,000	66,912
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017 (B)	15,000	17,313
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	74,000	66,538
4.38%, 09/01/2023	62,000	62,525
7.45%, 07/15/2017	30,000	35,555
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	36,579
Target Corp.
6.00%, 01/15/2018	100,000	117,373
Office Electronics - 0.0% (G)
Xerox Corp.
2.95%, 03/15/2017 (B)	26,000	26,663
5.63%, 12/15/2019 (B)	80,000	88,881
6.75%, 02/01/2017	50,000	57,139
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	124,663
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50,000	51,675
8.70%, 03/15/2019 (B)	80,000	102,862
Apache Corp.
2.63%, 01/15/2023 (B)	85,000	77,891
3.25%, 04/15/2022	19,000	18,601
4.75%, 04/15/2043	57,000	53,955
BP Capital Markets PLC
1.38%, 11/06/2017 (B)	40,000	39,395
1.85%, 05/05/2017 (B)	89,000	89,761
2.75%, 05/10/2023	254,000	231,987
3.25%, 05/06/2022	96,000	92,690
4.74%, 03/11/2021 (B)	50,000	54,215
5.25%, 11/07/2013	150,000	150,670
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	33,360

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	$ 25,000	$ 28,787
6.25%, 03/15/2038	140,000	156,003
6.45%, 06/30/2033	25,000	28,253
7.20%, 01/15/2032 (B)	20,000	24,090
Cenovus Energy, Inc.
3.00%, 08/15/2022 (B)	25,000	23,710
4.45%, 09/15/2042	58,000	51,989
6.75%, 11/15/2039	40,000	47,372
Chevron Corp.
2.43%, 06/24/2020	59,000	58,321
ConocoPhillips
5.75%, 02/01/2019	75,000	87,453
Devon Energy Corp.
3.25%, 05/15/2022 (B)	64,000	61,263
4.75%, 05/15/2042 (B)	52,000	47,439
6.30%, 01/15/2019	30,000	35,026
EnCana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	90,497
ENI SpA
5.70%, 10/01/2040 - 144A	125,000	118,580
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	33,162
Hess Corp.
7.88%, 10/01/2029	25,000	31,349
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	252,362
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,257
Petro-Canada
6.05%, 05/15/2018	40,000	46,629
6.80%, 05/15/2038	50,000	59,452
Petrobras Global Finance BV
4.38%, 05/20/2023 (B)	112,000	102,456
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	96,702
7.88%, 03/15/2019	100,000	115,108
Phillips 66
2.95%, 05/01/2017	33,000	34,158
4.30%, 04/01/2022	17,000	17,331
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,375
6.38%, 12/15/2038	150,000	187,331
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,318
5.95%, 09/25/2043	63,000	66,346
Statoil ASA
1.15%, 05/15/2018	134,000	130,218
2.65%, 01/15/2024 (B)	214,000	197,911
3.13%, 08/17/2017	33,000	35,074
3.15%, 01/23/2022	33,000	32,578
4.25%, 11/23/2041	27,000	24,865
Talisman Energy, Inc.
5.50%, 05/15/2042 (B)	110,000	102,487
5.85%, 02/01/2037	70,000	68,068
6.25%, 02/01/2038	70,000	70,942
7.75%, 06/01/2019	60,000	72,750
Tosco Corp.
7.80%, 01/01/2027	100,000	134,358
Total Capital Canada, Ltd.
0.65%, 01/15/2016 (C)	36,000	36,172
Total Capital International SA
0.75%, 01/25/2016	23,000	22,929
1.50%, 02/17/2017 (B)	55,000	55,417
1.55%, 06/28/2017 (B)	66,000	66,336

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA
2.30%, 03/15/2016	$ 100,000	$ 103,301
4.13%, 01/28/2021 (B)	29,000	30,831
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	132,900
2.90%, 11/06/2022	87,000	81,363
Actavis, Inc.
3.25%, 10/01/2022	38,000	35,626
AstraZeneca PLC
5.40%, 06/01/2014	50,000	51,668
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50,000	51,059
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	57,627
2.80%, 05/18/2023 (B)	94,000	88,902
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	26,000	25,738
4.70%, 02/01/2043 - 144A	26,000	24,231
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021	77,000	81,284
HCP, Inc.
2.63%, 02/01/2020	55,000	52,185
3.75%, 02/01/2019	21,000	21,747
ProLogis, LP
4.25%, 08/15/2023	76,000	75,590
Simon Property Group, LP
2.15%, 09/15/2017	167,000	169,447
4.13%, 12/01/2021	67,000	69,696
5.63%, 08/15/2014	50,000	52,076
6.10%, 05/01/2016	60,000	66,959
6.75%, 05/15/2014	30,000	30,654
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105,000	98,961
6.75%, 09/02/2019 - 144A	143,000	170,029
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	47,049
3.05%, 03/15/2022	87,000	83,741
3.45%, 09/15/2021	22,000	22,108
3.60%, 09/01/2020	25,000	25,918
4.38%, 09/01/2042	88,000	79,363
5.15%, 09/01/2043	154,000	154,876
5.65%, 05/01/2017	50,000	56,846
6.70%, 08/01/2028	50,000	59,772
Canadian Pacific Railway Co.
7.13%, 10/15/2031	50,000	60,565
CSX Corp.
4.10%, 03/15/2044	16,000	13,557
4.25%, 06/01/2021	22,000	23,347
5.50%, 04/15/2041	37,000	39,222
7.90%, 05/01/2017	60,000	71,248
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	54,580
3.95%, 10/01/2042	35,000	29,680
6.00%, 03/15/2105 - 05/23/2111	317,000	343,724
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	48,000	48,476
3.60%, 03/01/2016 (B)	25,000	26,254
Union Pacific Corp.
2.95%, 01/15/2023	16,000	15,237
3.65%, 02/15/2024 - 144A	37,000	37,186
4.16%, 07/15/2022	7,000	7,394
4.30%, 06/15/2042	20,000	18,770

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Road & Rail (continued)
Union Pacific Corp. Pass-Through Trust
4.70%, 01/02/2024	$ 71,823	$ 77,761
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	85,597
4.00%, 12/15/2032	121,000	111,194
Texas Instruments, Inc.
1.65%, 08/03/2019 (B)	183,000	176,738
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	65,000	72,420
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,601
1.63%, 09/25/2015	60,000	61,393
2.13%, 11/15/2022 (B)	34,000	30,934
2.38%, 05/01/2023 (B)	81,000	73,469
Oracle Corp.
5.25%, 01/15/2016	30,000	32,990
5.75%, 04/15/2018	100,000	116,459
6.13%, 07/08/2039	82,000	97,659
6.50%, 04/15/2038	30,000	36,996
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021 (B)	53,000	58,724
Home Depot, Inc.
5.40%, 03/01/2016	85,000	94,288
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	51,921
5.13%, 11/15/2041	33,000	33,857
Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 - 144A (B)	53,000	52,964
Water Utilities - 0.0% (G)
American Water Capital Corp.
6.09%, 10/15/2017	125,000	144,221
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	104,483
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/2018	150,000	192,223
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30,000	30,598
Rogers Communications, Inc.
4.00%, 10/02/2023	176,000	176,546
8.75%, 05/01/2032	50,000	66,484
Vodafone Group PLC
1.50%, 02/19/2018 (B)	125,000	121,521
5.00%, 09/15/2015	115,000	123,919

Total Corporate Debt Securities (cost $66,822,801)		68,202,340

CONVERTIBLE BOND - 0.0% (G)
Beverages - 0.0% (G)
Coca-Cola Co.
4.88%, 03/15/2019	65,000	73,742

Total Convertible Bond (cost $64,637)		73,742

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (A)	11,394,021	$ 11,394,021

Total Securities Lending Collateral (cost $11,394,021)		11,394,021

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $14,696,947 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 01/25/2039 - 08/15/2039, and with a total value of $14,991,709.	$ 14,696,943	14,696,943

Total Repurchase Agreement (cost $14,696,943)		14,696,943

Total Investment Securities (cost $422,437,988) (H)		427,577,937
Other Assets and Liabilities - Net		(11,038,668)

Net Assets		$ 416,539,269

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $11,157,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,091,551, or 0.26% of the portfolio’s net assets.
(F)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1%.
(H)	Aggregate cost for federal income tax purposes is $422,437,988. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,833,266 and $6,693,317, respectively. Net unrealized appreciation for tax purposes is $5,139,949.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $50,728,130, or 12.18% of the portfolio’s net assets.
CDO	Collateralized Debt Obligation
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$69,602,126	$—	$69,602,126
U.S. Government Agency Obligations	—	190,756,157	—	190,756,157
Foreign Government Obligations	—	4,013,148	—	4,013,148
Mortgage-Backed Securities	—	40,477,029	—	40,477,029
Asset-Backed Securities	—	27,651,275	—	27,651,275
Municipal Government Obligations	—	711,156	—	711,156
Corporate Debt Securities	—	68,202,340	—	68,202,340
Convertible Bond	—	73,742	—	73,742
Securities Lending Collateral	11,394,021	—	—	11,394,021
Repurchase Agreement	—	14,696,943	—	14,696,943

Total Investment Securities	$11,394,021	$416,183,916	$—	$427,577,937

Other Assets (J)
Cash	$2,920	$—	$—	$2,920

Total Other Assets	$2,920	$—	$—	$2,920

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$(11,394,021)	$—	$—	$(11,394,021)

Total Other Liabilities	$(11,394,021)	$—	$—	$(11,394,021)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.07%, 11/14/2013 (A) (B)	$ 370,000	$ 369,971

Total Short-Term U.S. Government Obligation (cost $369,971)		369,971

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,562	136,706
Honeywell International, Inc.	40,455	3,359,383
United Technologies Corp.	41,967	4,524,882
Airlines - 0.2%
Delta Air Lines, Inc.	11,650	274,824
Southwest Airlines Co.	23,395	340,631
Auto Components - 0.2%
Johnson Controls, Inc.	14,280	592,620
Automobiles - 0.8%
General Motors Co. (C)	63,965	2,300,821
Beverages - 2.6%
Coca-Cola Co.	85,674	3,245,331
Coca-Cola Enterprises, Inc.	23,670	951,771
Constellation Brands, Inc. - Class A (C)	5,211	299,111
Dr. Pepper Snapple Group, Inc. (D)	15,516	695,427
PepsiCo, Inc.	23,905	1,900,448
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (C)	7,785	904,306
Biogen IDEC, Inc. (C)	15,902	3,828,565
Celgene Corp. (C)	23,115	3,558,092
Gilead Sciences, Inc. (C)	2,772	174,192
Vertex Pharmaceuticals, Inc. (C)	8,573	650,005
Building Products - 0.4%
Masco Corp.	54,797	1,166,080
Capital Markets - 2.4%
Bank of New York Mellon Corp.	2,591	78,222
Goldman Sachs Group, Inc.	15,100	2,388,971
Invesco, Ltd.	45,829	1,461,945
Morgan Stanley	39,025	1,051,724
State Street Corp.	25,373	1,668,275
Chemicals - 1.7%
Air Products & Chemicals, Inc.	14,700	1,566,579
Axiall Corp.	10,540	398,307
CF Industries Holdings, Inc. - Class B	46	9,698
Dow Chemical Co.	44,754	1,718,554
E.I. du Pont de Nemours & Co.	11,849	693,877
Mosaic Co.	4,746	204,173
Commercial Banks - 2.8%
CIT Group, Inc. (C)	1,645	80,227
Comerica, Inc. - Class A	13,798	542,399
PNC Financial Services Group, Inc.	9,363	678,349
Wells Fargo & Co.	152,962	6,320,390
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	7,093	248,113
Communications Equipment - 2.5%
Cisco Systems, Inc.	173,574	4,065,103
QUALCOMM, Inc.	40,490	2,727,406
Computers & Peripherals - 3.5%
Apple, Inc.	14,937	7,121,215
EMC Corp.	35,352	903,597

	Shares	Value
Computers & Peripherals (continued)
Hewlett-Packard Co.	55,657	$ 1,167,684
SanDisk Corp.	9,183	546,480
Construction & Engineering - 0.9%
Fluor Corp.	35,831	2,542,568
Consumer Finance - 0.6%
Capital One Financial Corp.	22,894	1,573,734
Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	17,960	759,349
Diversified Financial Services - 4.3%
Bank of America Corp.	274,096	3,782,525
Berkshire Hathaway, Inc. - Class B (C)	21,719	2,465,324
Citigroup, Inc.	95,179	4,617,133
IntercontinentalExchange, Inc. (C) (D)	4,187	759,606
NYSE Euronext	4,324	181,521
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	18,719	633,077
Verizon Communications, Inc.	67,938	3,169,987
Electric Utilities - 1.9%
Edison International	32,896	1,515,190
NextEra Energy, Inc.	26,037	2,087,126
Xcel Energy, Inc.	58,485	1,614,771
Electrical Equipment - 1.5%
Eaton Corp. PLC	4,019	276,668
Emerson Electric Co.	57,908	3,746,648
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	16,439	239,845
TE Connectivity, Ltd.	7,895	408,803
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	5,079	249,379
Cameron International Corp. (C)	10,862	634,015
Ensco PLC - Class A	30,015	1,613,306
Halliburton Co.	5,513	265,451
Noble Corp.	18,322	692,022
Schlumberger, Ltd.	40,077	3,541,204
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	47,779	2,711,458
Kroger Co.	10,956	441,965
Wal-Mart Stores, Inc.	12,458	921,394
Food Products - 2.0%
Archer-Daniels-Midland Co.	53,024	1,953,404
General Mills, Inc.	29,352	1,406,548
Mondelez International, Inc. - Class A	66,074	2,076,045
Gas Utilities - 0.1%
National Fuel Gas Co. (D)	1,400	96,264
Questar Corp.	13,600	305,864
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	30,059	997,658
Baxter International, Inc.	26,129	1,716,414
CareFusion Corp. - Class A (C)	12,290	453,501
Covidien PLC	14,170	863,520
Intuitive Surgical, Inc. (C)	722	271,667
St. Jude Medical, Inc.	2,643	141,770
Health Care Providers & Services - 1.8%
DaVita HealthCare Partners, Inc. (C)	13,800	785,220
Humana, Inc. - Class A (D)	15,341	1,431,775
McKesson Corp.	1,049	134,587
UnitedHealth Group, Inc.	34,969	2,504,130
Health Care Technology - 0.0% (E)
Cerner Corp. (C) (D)	1,091	57,332
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. - Class A	16,434	691,214
McDonald’s Corp.	2,134	205,312
Royal Caribbean Cruises, Ltd. - Class A	21,787	834,006

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	5,580	$ 429,493
Yum! Brands, Inc.	12,495	892,018
Household Durables - 0.3%
Lennar Corp. - Class A (D)	3,050	107,970
PulteGroup, Inc. (D)	37,082	611,853
Toll Brothers, Inc. (C) (D)	4,271	138,509
Household Products - 2.0%
Kimberly-Clark Corp.	13,907	1,310,317
Procter & Gamble Co.	55,613	4,203,787
Industrial Conglomerates - 0.8%
General Electric Co.	94,984	2,269,168
Insurance - 3.0%
ACE, Ltd.	30,113	2,817,372
Aflac, Inc.	4,037	250,254
AON PLC	11,557	860,303
Everest RE Group, Ltd.	2,685	390,426
Hartford Financial Services Group, Inc.	16,664	518,584
MetLife, Inc.	51,207	2,404,169
Prudential Financial, Inc.	7,196	561,144
RenaissanceRe Holdings, Ltd. (D)	5,350	484,335
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (C)	6,883	2,151,901
Expedia, Inc. (D)	4,311	223,267
priceline.com, Inc. (C)	1,031	1,042,289
Internet Software & Services - 2.8%
eBay, Inc. (C)	23,645	1,319,155
Google, Inc. - Class A (C)	7,103	6,221,589
LinkedIn Corp. - Class A (C)	642	157,970
IT Services - 3.3%
Alliance Data Systems Corp. (C) (D)	1,967	415,962
Cognizant Technology Solutions Corp. - Class A (C)	12,804	1,051,464
Fidelity National Information Services, Inc.	8,042	373,470
International Business Machines Corp.	19,316	3,576,937
Mastercard, Inc. - Class A	1,864	1,254,062
Visa, Inc. - Class A (D)	12,170	2,325,687
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (C) (D)	4,358	1,046,312
Thermo Fisher Scientific, Inc.	6,856	631,781
Machinery - 1.3%
Caterpillar, Inc.	4,669	389,254
Deere & Co.	6,751	549,464
PACCAR, Inc.	35,813	1,993,352
SPX Corp.	6,611	559,555
Media - 4.4%
CBS Corp. - Class B	31,197	1,720,826
Comcast Corp. - Class A	92,737	4,187,075
DISH Network Corp. - Class A	9,989	449,605
Omnicom Group, Inc.	2,111	133,922
Time Warner Cable, Inc.	9,978	1,113,545
Time Warner, Inc.	56,183	3,697,403
Walt Disney Co. - Class A	12,938	834,372
Metals & Mining - 0.6%
Alcoa, Inc. (D)	105,230	854,468
Freeport-McMoRan Copper & Gold, Inc.	16,181	535,267
U.S. Steel Corp. (D)	12,500	257,375
Multi-Utilities - 1.2%
CMS Energy Corp.	19,002	500,133
DTE Energy Co.	13,978	922,268
NiSource, Inc. - Class B	31,647	977,576
Sempra Energy	11,433	978,665
Multiline Retail - 1.3%
Macy’s, Inc.	16,246	702,965

	Shares	Value
Multiline Retail (continued)
Nordstrom, Inc. (D)	7,927	$ 445,497
Target Corp.	37,740	2,414,605
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp. - Class A	12,861	1,195,945
Apache Corp.	7,002	596,150
Cheniere Energy, Inc. (C)	1,000	34,140
Chevron Corp.	43,868	5,329,962
ConocoPhillips	20,196	1,403,824
EOG Resources, Inc.	4,051	685,753
Exxon Mobil Corp.	66,380	5,711,335
Marathon Oil Corp.	8,848	308,618
Marathon Petroleum Corp.	17,433	1,121,291
Occidental Petroleum Corp.	23,032	2,154,413
Phillips 66	5,423	313,558
Range Resources Corp.	2,957	224,407
Valero Energy Corp.	21,161	722,648
Williams Cos., Inc.	24,935	906,637
Paper & Forest Products - 0.1%
International Paper Co.	7,808	349,798
Pharmaceuticals - 5.1%
Actavis, Inc. (C) (D)	4,599	662,256
Allergan, Inc.	11,100	1,003,995
Bristol-Myers Squibb Co.	85,195	3,942,825
Johnson & Johnson	79,601	6,900,611
Pfizer, Inc.	26,709	766,815
Valeant Pharmaceuticals International, Inc. (C)	6,507	678,875
Real Estate Investment Trusts - 2.1%
American Campus Communities, Inc. - Class A	5,693	194,416
American Tower Corp. - Class A	2,163	160,343
Apartment Investment & Management Co. - Class A	3,994	111,592
Boston Properties, Inc.	3,877	414,451
Brandywine Realty Trust	29,443	388,059
Camden Property Trust	4,159	255,529
CBL & Associates Properties, Inc.	28,229	539,174
Digital Realty Trust, Inc. (D)	4,190	222,489
HCP, Inc.	9,985	408,886
Highwoods Properties, Inc. (D)	14,991	529,332
Host Hotels & Resorts, Inc.	29,237	516,618
Post Properties, Inc.	3,986	179,450
ProLogis, Inc. - Class A	2,283	85,886
Simon Property Group, Inc.	6,630	982,765
Ventas, Inc.	10,890	669,735
Road & Rail - 2.6%
CSX Corp.	123,635	3,182,365
Norfolk Southern Corp.	5,811	449,481
Union Pacific Corp.	22,334	3,469,363
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. - Class A	64,773	1,136,119
Avago Technologies, Ltd. - Class A	11,150	480,788
Broadcom Corp. - Class A	45,711	1,188,943
KLA-Tencor Corp.	12,752	775,959
LAM Research Corp. (C)	16,536	846,478
ON Semiconductor Corp. (C)	25,424	185,595
Xilinx, Inc. (D)	10,891	510,352
Software - 4.1%
Adobe Systems, Inc. (C)	38,274	1,987,951
Citrix Systems, Inc. (C)	8,760	618,544
Microsoft Corp.	159,511	5,313,311
Oracle Corp.	91,582	3,037,775
VMware, Inc. - Class A (C) (D)	3,553	287,438
Specialty Retail - 3.3%
AutoZone, Inc. (C)	3,589	1,517,178

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	42,600	$ 3,231,210
Lowe’s Cos., Inc.	47,588	2,265,665
O’Reilly Automotive, Inc. (C)	247	31,515
Ross Stores, Inc.	3,755	273,364
TJX Cos., Inc.	33,965	1,915,286
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (C) (D)	4,005	292,725
V.F. Corp. (D)	10,854	2,160,489
Tobacco - 1.6%
Lorillard, Inc. (D)	5,635	252,335
Philip Morris International, Inc.	48,626	4,210,526
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	3,581	937,183

Total Common Stocks (cost $239,019,908)		268,404,042

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (A)	10,860,328	10,860,328

Total Securities Lending Collateral (cost $10,860,328)		10,860,328

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $6,917,725 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $7,058,346.	$ 6,917,723	6,917,723

Total Repurchase Agreement (cost $6,917,723)		6,917,723

Total Investment Securities (cost $257,167,930) (F)		286,552,064
Other Assets and Liabilities - Net		(10,961,354)

Net Assets		$ 275,590,710

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	82	12/20/2013	$(36,962)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $369,971.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $10,624,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $257,167,930. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $32,419,770 and $3,035,636, respectively. Net unrealized appreciation for tax purposes is $29,384,134.

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$369,971	$—	$369,971
Common Stocks	268,404,042	—	—	268,404,042
Securities Lending Collateral	10,860,328	—	—	10,860,328
Repurchase Agreement	—	6,917,723	—	6,917,723

Total Investment Securities	$279,264,370	$7,287,694	$—	$286,552,064

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(36,962)	$—	$—	$(36,962)

Total Derivative Financial Instruments	$(36,962)	$—	$—	$(36,962)

Other Liabilities (I)
Collateral for Securities on Loan	$(10,860,328)	$—	$—	$(10,860,328)

Total Other Liabilities	$(10,860,328)	$—	$—	$(10,860,328)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Beverages - 2.2%
Beam, Inc.	133,813	$ 8,651,010
Brown-Forman Corp. - Class B	42,013	2,862,346
Dr. Pepper Snapple Group, Inc.	206,210	9,242,332
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	184,371	7,675,365
Capital Markets - 4.5%
Ameriprise Financial, Inc.	140,894	12,832,626
Charles Schwab Corp.	155,299	3,283,021
Invesco, Ltd.	273,252	8,716,739
Northern Trust Corp.	143,775	7,819,922
T. Rowe Price Group, Inc.	127,180	9,148,057
Chemicals - 4.0%
Airgas, Inc.	106,371	11,280,644
Albemarle Corp. (A)	184,782	11,630,179
Sherwin-Williams Co.	26,521	4,831,596
Sigma-Aldrich Corp.	109,780	9,364,234
Commercial Banks - 5.9%
City National Corp. (A)	82,644	5,509,049
Cullen/Frost Bankers, Inc. (A)	32,669	2,304,798
Fifth Third Bancorp	703,038	12,682,806
First Republic Bank - Class A	113,857	5,309,152
Huntington Bancshares, Inc. - Class A	476,189	3,933,321
M&T Bank Corp. (A)	97,558	10,918,691
SunTrust Banks, Inc.	292,048	9,468,196
Zions Bancorporation	165,615	4,541,163
Containers & Packaging - 3.5%
Ball Corp.	359,655	16,141,317
Rock-Tenn Co. - Class A	70,960	7,186,119
Silgan Holdings, Inc.	188,940	8,880,180
Distributors - 0.8%
Genuine Parts Co. (A)	88,053	7,122,607
Electric Utilities - 3.2%
Edison International	225,499	10,386,484
Westar Energy, Inc. (A)	305,709	9,369,981
Xcel Energy, Inc.	359,470	9,924,967
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	199,533	9,182,509
Hubbell, Inc. - Class B	58,636	6,141,534
Regal Beloit Corp.	161,286	10,956,158
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	177,980	13,772,093
Arrow Electronics, Inc. (B)	275,183	13,354,631
CDW Corp. (B)	38,928	888,726
Food & Staples Retailing - 0.9%
Kroger Co.	200,649	8,094,181
Food Products - 0.8%
Hershey Co.	75,225	6,958,313
Gas Utilities - 1.7%
EQT Corp.	94,786	8,409,414
Questar Corp.	337,882	7,598,966
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. - Class A (B)	196,891	7,265,278
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp. - Class A	144,372	8,821,129
CIGNA Corp.	154,350	11,863,341
Henry Schein, Inc. (B)	63,933	6,629,852
Humana, Inc. - Class A	108,709	10,145,811

	Shares	Value
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc. (A)	60,184	$ 2,785,917
Marriott International, Inc. - Class A	167,396	7,040,676
Yum! Brands, Inc.	89,179	6,366,489
Household Durables - 1.9%
Jarden Corp. (B)	145,757	7,054,639
Mohawk Industries, Inc. (B)	79,086	10,300,951
Household Products - 0.7%
Energizer Holdings, Inc.	69,599	6,343,949
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	158,491	11,140,332
Insurance - 9.5%
Alleghany Corp. (B)	20,606	8,441,248
Chubb Corp. - Class A	83,776	7,477,846
Hartford Financial Services Group, Inc.	244,300	7,602,616
Loews Corp.	359,890	16,821,258
Marsh & McLennan Cos., Inc.	379,654	16,533,932
Old Republic International Corp.	392,375	6,042,575
Unum Group	301,789	9,186,457
WR Berkley Corp.	181,570	7,782,090
XL Group PLC - Class A	257,428	7,933,931
Internet & Catalog Retail - 1.3%
Expedia, Inc. (A)	161,043	8,340,417
TripAdvisor, Inc. (A) (B)	44,998	3,412,648
IT Services - 1.3%
Jack Henry & Associates, Inc.	233,170	12,033,904
Machinery - 3.0%
IDEX Corp.	190,590	12,435,998
Rexnord Corp. (A) (B)	213,843	4,447,934
Snap-on, Inc.	108,290	10,774,855
Media - 2.5%
Cablevision Systems Corp. - Class A	82,810	1,394,520
CBS Corp. - Class B	132,378	7,301,970
Clear Channel Outdoor Holdings, Inc. - Class A (B)	211,611	1,735,210
DISH Network Corp. - Class A	243,080	10,941,031
Gannett Co., Inc.	80,088	2,145,558
Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	387,667	9,292,378
CMS Energy Corp.	378,790	9,969,753
NiSource, Inc. - Class B	335,987	10,378,639
Sempra Energy	145,987	12,496,487
Wisconsin Energy Corp.	205,951	8,316,301
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	152,401	10,975,920
Kohl’s Corp. (A)	272,200	14,086,350
Oil, Gas & Consumable Fuels - 4.5%
Devon Energy Corp. - Class A	138,290	7,987,630
Energen Corp.	184,513	14,094,948
PBF Energy, Inc. - Class A (A)	219,070	4,918,121
QEP Resources, Inc.	227,127	6,289,147
Williams Cos., Inc.	228,057	8,292,153
Professional Services - 1.1%
Equifax, Inc.	169,682	10,155,468
Real Estate Investment Trusts - 4.7%
American Homes 4 Rent - Class A (B)	195,930	3,164,270
Annaly Capital Management, Inc. (A)	484,500	5,610,510
HCP, Inc.	185,270	7,586,806
Kimco Realty Corp.	458,300	9,248,494
Rayonier, Inc.	43,100	2,398,515
Regency Centers Corp.	123,053	5,949,613
Vornado Realty Trust - Class A	113,272	9,521,644

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. (A)	352,699	$ 6,725,970
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc. - Class A	275,889	12,980,577
KLA-Tencor Corp.	141,086	8,585,083
Xilinx, Inc.	261,638	12,260,357
Software - 1.0%
Synopsys, Inc. (B)	235,651	8,884,043
Specialty Retail - 7.6%
AutoZone, Inc. (B)	32,371	13,684,193
Bed Bath & Beyond, Inc. (B)	175,096	13,545,427
Gap, Inc. - Class A	324,587	13,074,364
PetSmart, Inc. - Class A	133,482	10,179,337
Tiffany & Co.	67,531	5,174,225
TJX Cos., Inc.	141,136	7,958,659
Williams-Sonoma, Inc. - Class A (A)	123,760	6,955,312
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	71,870	8,530,250
V.F. Corp.	38,343	7,632,174
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	261,696	2,368,349
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. - Class A	134,742	10,961,262

Total Common Stocks (cost $750,118,292)		895,150,518

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	62,867,641	62,867,641

Total Securities Lending Collateral (cost $62,867,641)		62,867,641

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $25,614,924 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00%, due 06/25/2037-07/25/2037, and with a total value of $26,129,670.	$ 25,614,917	25,614,917

Total Repurchase Agreement (cost $25,614,917)		25,614,917

Total Investment Securities (cost $838,600,850) (D)		983,633,076
Other Assets and Liabilities - Net		(60,704,417)

Net Assets		$ 922,928,659

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $61,371,722. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $838,600,850. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $149,803,523 and $4,771,297, respectively. Net unrealized appreciation for tax purposes is $145,032,226.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$895,150,518	$—	$—	$895,150,518
Securities Lending Collateral	62,867,641	—	—	62,867,641
Repurchase Agreement	—	25,614,917	—	25,614,917

Total Investment Securities	$958,018,159	$25,614,917	$—	$983,633,076

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(62,867,641)	$—	$—	$(62,867,641)

Total Other Liabilities	$(62,867,641)	$—	$—	$(62,867,641)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.3%
United States - 15.3%
U.S. Treasury Bond
4.38%, 02/15/2038 (A)	$ 350,000	$ 396,320
4.38%, 11/15/2039	100,000	113,219
4.50%, 02/15/2036 (A)	1,000,000	1,155,625
4.50%, 05/15/2038	200,000	230,750
4.75%, 02/15/2037 (A)	450,000	537,750
5.00%, 05/15/2037	1,465,000	1,810,191
5.38%, 02/15/2031 (A)	150,000	191,297
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,160,703
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	54,400	66,865
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,587,420	1,629,090
1.13%, 01/15/2021	133,480	143,720
1.25%, 04/15/2014	551,880	556,364
2.00%, 01/15/2014	1,896,315	1,905,205
U.S. Treasury Note
0.25%, 01/31/2014 (B)	3,695,000	3,697,598
0.63%, 04/30/2018	100,000	97,203
0.75%, 12/31/2017	3,000,000	2,949,141
1.00%, 11/30/2019 (A)	320,000	305,225
1.75%, 10/31/2018 (A)	4,000,000	4,066,564
1.88%, 04/30/2014	500,000	505,215
2.00%, 04/30/2016	4,000,000	4,154,688
2.13%, 08/15/2021	4,400,000	4,364,250
2.25%, 01/31/2015	405,000	416,106
2.38%, 10/31/2014	5,000,000	5,120,115
2.50%, 03/31/2015 - 08/15/2023	130,000	132,873
2.63%, 04/30/2018 - 11/15/2020	1,050,000	1,107,762
2.63%, 08/15/2020 (A)	2,350,000	2,452,629
2.75%, 10/31/2013	2,000,000	2,004,376
3.13%, 10/31/2016 - 05/15/2021	6,150,000	6,587,686
3.25%, 12/31/2016	6,000,000	6,479,532
3.38%, 11/15/2019	200,000	219,375
3.50%, 02/15/2018 - 05/15/2020	4,600,000	5,061,336
3.63%, 02/15/2021	3,250,000	3,596,073
4.00%, 02/15/2015	100,000	105,191
4.75%, 08/15/2017	500,000	571,562
U.S. Treasury STRIPS
0.63%, 08/15/2016 (A) (C)	1,000,000	982,208
0.75%, 11/15/2016 (A) (C)	1,000,000	977,202
1.05%, 08/15/2017 (C)	1,500,000	1,441,137
1.26%, 02/15/2018 (C)	1,200,000	1,136,740
1.31%, 05/15/2018 (C)	500,000	470,694
1.93%, 02/15/2020 (A) (C)	400,000	354,501
2.00%, 05/15/2020 (C)	6,850,000	6,010,711
2.06%, 08/15/2020 (A) (C)	3,800,000	3,303,355
2.22%, 02/15/2021 (C)	400,000	340,277
2.30%, 05/15/2021 (C)	4,800,000	4,035,206
2.37%, 08/15/2021 (C)	2,000,000	1,662,904
2.46%, 11/15/2021 (A) (C)	3,650,000	2,997,033
2.51%, 02/15/2022 (C)	300,000	243,529
3.30%, 08/15/2026 (C)	47,000	30,841
3.34%, 11/15/2026 (A) (C)	250,000	162,080
3.37%, 02/15/2027 (C)	500,000	320,291
3.41%, 08/15/2027 (A) (C)	100,000	62,555
3.45%, 11/15/2027 (C)	1,500,000	927,264
3.47%, 02/15/2028 (C)	253,000	154,580
3.51%, 08/15/2028 (C)	200,000	119,386
3.52%, 11/15/2028 (C)	200,000	118,030
3.55%, 02/15/2029 (A) (C)	900,000	524,699

	Principal	Value
United States (continued)
U.S. Treasury STRIPS (continued)
3.59%, 08/15/2029 (A) (C)	$ 850,000	$ 484,466
3.60%, 11/15/2029 (A) (C)	125,000	70,416
3.62%, 02/15/2030 (A) (C)	1,250,000	695,959
3.64%, 05/15/2030 (C)	200,000	110,056
3.66%, 08/15/2030 - 11/15/2030 (C)	700,000	378,028
3.68%, 02/15/2031 (C)	1,200,000	637,753
3.69%, 05/15/2031 (C)	800,000	420,445
3.70%, 08/15/2031 (C)	250,000	129,944
3.71%, 11/15/2031 (A) (C)	400,000	205,522
3.72%, 02/15/2032 (A) (C)	250,000	127,082
3.73%, 05/15/2032 (C)	500,000	251,306
3.76%, 11/15/2032 (C)	1,050,000	516,191
3.77%, 02/15/2033 - 05/15/2033 (C)	650,000	313,339
3.80%, 11/15/2033 (C)	750,000	352,437
3.81%, 02/15/2034 (C)	450,000	209,152
3.82%, 05/15/2034 (C)	50,000	22,975
3.83%, 08/15/2034 (C)	300,000	136,390
3.84%, 11/15/2034 (A) (C)	400,000	179,790
3.84%, 02/15/2035 (C)	400,000	177,928
3.85%, 05/15/2035 (C)	250,000	109,876

Total U.S. Government Obligations (cost $96,628,273)		96,795,877

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.9%
United States - 26.9%
Fannie Mae
0.40%, 03/25/2045 (D)	201,117	200,816
0.47%, 07/25/2036 (D)	284,474	284,239
0.53%, 01/01/2023 (D)	1,400,000	1,399,703
0.54%, 01/01/2023 (D)	986,170	985,412
0.55%, 01/01/2023 (D)	690,690	690,602
0.57%, 02/01/2023 (D)	1,000,000	997,494
0.58%, 10/01/2022 - 05/25/2027 (D)	2,415,623	2,418,598
0.64%, 01/01/2023 (D)	494,005	493,719
0.67%, 08/01/2023 (D)	1,000,000	997,755
0.68%, 05/25/2035 - 10/25/2042 (D)	2,601,230	2,606,767
0.72%, 08/25/2019 (D)	399,265	398,347
0.74%, 08/01/2022 (D)	489,091	488,931
0.78%, 04/25/2040 (D)	151,083	151,824
0.83%, 02/25/2024 (D)	241,308	242,949
0.96%, 04/01/2022 (D)	400,000	399,759
1.08%, 03/25/2038 (D)	724,609	731,627
1.40%, 07/01/2017	500,000	502,732
1.47%, 12/01/2019	492,174	475,196
1.52%, 12/25/2019	505,050	502,322
1.58%, 01/01/2020	493,017	477,934
1.80%, 12/25/2019	400,000	394,000
2.00%, 12/01/2020	500,000	473,070
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,960,944
2.03%, 08/01/2019	508,000	502,304
2.22%, 12/01/2022	1,500,000	1,403,445
2.24%, 12/01/2022	500,000	468,275
2.34%, 01/01/2023	1,000,000	941,266
2.37%, 11/01/2022	500,000	473,149
2.38%, 12/01/2022	1,000,000	945,773
2.40%, 12/01/2022 - 02/01/2023	3,488,649	3,298,072
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,810,606
2.47%, 09/01/2022	491,051	469,313
2.49%, 10/01/2017 - 03/01/2023	1,445,619	1,456,130
2.50%, 04/01/2023	1,000,000	927,490
2.52%, 10/01/2022 - 05/01/2023	1,500,000	1,406,012
2.53%, 10/01/2022	984,310	943,191
2.57%, 01/01/2023	2,126,810	2,032,755
2.64%, 04/01/2023	994,443	949,617
2.67%, 07/01/2022	1,000,000	956,427
2.68%, 07/01/2022	498,685	484,594
2.69%, 10/01/2017	738,266	770,510

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Fannie Mae (continued)
2.75%, 03/01/2022	$ 487,668	$ 494,893
2.81%, 06/01/2023	1,000,000	967,606
2.86%, 05/01/2022	978,613	964,667
2.92%, 08/25/2021	315,443	312,374
2.97%, 11/01/2018	951,965	991,529
2.98%, 07/01/2022	1,500,000	1,488,454
3.11%, 01/01/2022	769,457	776,621
3.12%, 05/01/2022	979,104	982,086
3.23%, 11/01/2020	739,991	761,161
3.28%, 08/25/2020 (E)	3,898,000	4,034,430
3.29%, 10/01/2020	1,000,000	1,032,945
3.35%, 08/01/2023	695,000	696,951
3.38%, 01/01/2018	500,000	533,085
3.50%, 04/25/2031 - 08/01/2043	9,949,989	10,043,339
3.59%, 12/01/2020 - 10/01/2021	1,934,769	2,020,775
3.65%, 07/25/2021	433,000	456,608
3.67%, 07/01/2023	500,000	509,068
3.73%, 06/25/2021 - 07/01/2022	1,247,119	1,312,196
3.74%, 06/01/2018	392,359	426,673
3.76%, 07/25/2021	500,000	528,740
3.77%, 09/01/2021 - 05/01/2022	1,995,913	2,105,463
3.82%, 06/01/2017	949,272	1,020,949
3.84%, 09/01/2020	667,478	709,148
3.87%, 08/01/2021	486,661	514,981
3.88%, 09/01/2021	1,558,584	1,650,020
4.00%, 05/25/2033	200,000	212,406
4.04%, 10/01/2020	400,000	427,426
4.13%, 08/01/2021	486,172	521,618
4.25%, 04/01/2021	1,050,000	1,133,826
4.30%, 04/01/2021	447,681	485,462
4.33%, 04/01/2021	388,148	421,391
4.36%, 03/01/2020 - 05/01/2021	1,388,849	1,513,847
4.38%, 01/01/2021 - 04/01/2021	982,999	1,071,346
4.39%, 05/01/2021	300,000	326,904
4.48%, 02/01/2021	484,695	530,982
4.50%, 07/25/2038 - 09/01/2040	879,840	935,467
4.53%, 12/01/2019	958,694	1,058,805
4.54%, 01/01/2020	693,515	766,143
4.78%, 12/01/2019	1,027,359	1,145,230
5.00%, 10/25/2025 - 08/01/2040	824,638	899,439
5.25%, 05/25/2039	186,265	194,655
5.50%, 03/25/2022 - 07/25/2040	5,361,131	5,798,817
6.00%, 08/01/2021 - 09/01/2037	3,333,231	3,668,907
6.50%, 01/25/2032 - 07/25/2036	342,371	382,663
7.00%, 11/01/2037 - 11/25/2041	535,916	606,478
22.47%, 06/25/2035 (D)	236,461	346,688
Fannie Mae, IO
6.35%, 01/25/2041 (D)	695,383	128,993
6.42%, 08/25/2035 - 06/25/2036 (D)	1,305,154	210,176
6.52%, 03/25/2036 (D)	755,106	138,577
Fannie Mae, PO
Zero Coupon, 12/25/2034 - 10/25/2043	1,113,090	924,957
Fannie Mae STRIPS
0.68%, 08/25/2042 (D)	471,971	471,672
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 08/01/2032	119,524	115,016
Fannie Mae STRIPS, Series MTN
Zero Coupon, 05/15/2030	400,000	200,150
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	2,500,000	2,318,432
Freddie Mac
0.58%, 04/15/2039 - 03/25/2043 (D)	2,073,113	2,040,061
0.59%, 07/15/2037 (D)	383,344	382,393
0.63%, 03/15/2039 - 11/15/2039 (D)	2,825,899	2,820,599

	Principal	Value
United States (continued)
Freddie Mac (continued)
2.66%, 12/01/2031 (D)	$ 54,604	$ 58,739
3.00%, 04/15/2025 - 07/01/2033	2,244,199	2,267,455
3.50%, 05/15/2021 - 04/01/2043	7,154,408	7,309,934
4.00%, 12/15/2024 - 06/01/2042	3,391,206	3,497,095
4.01%, 07/01/2040 (D)	458,867	485,741
4.07%, 02/01/2036 (D)	166,685	177,243
4.50%, 02/15/2020 - 05/01/2041	3,386,418	3,606,882
5.00%, 07/15/2020 - 05/15/2041	2,524,709	2,724,226
5.30%, 01/15/2033	171,102	184,948
5.50%, 11/15/2023 - 07/15/2037	4,393,373	4,840,935
5.50%, 05/15/2041 (D)	459,817	493,216
5.71%, 10/15/2038 (D)	127,573	140,543
5.75%, 06/15/2035 - 08/15/2035	1,635,575	1,799,756
5.85%, 09/15/2035	612,826	668,506
6.00%, 01/01/2024 - 04/15/2036	953,808	1,035,505
6.50%, 07/01/2017 - 11/01/2037	1,402,463	1,547,643
14.04%, 09/15/2034 (D)	180,719	228,166
23.62%, 06/15/2035 (D)	125,050	198,590
Freddie Mac, IO
4.50%, 12/15/2024	244,370	19,665
5.00%, 10/15/2039	369,777	60,935
6.19%, 10/15/2037 (D)	884,506	112,771
Freddie Mac, PO
Zero Coupon, 04/15/2020 - 01/15/2040	1,094,822	1,040,262
Freddie Mac STRIPS
0.63%, 09/15/2042 (D)	954,557	949,145
0.68%, 08/15/2042 - 10/15/2042 (D)	947,475	948,024
0.73%, 07/15/2042 (D)	660,324	660,504
3.50%, 07/15/2042	1,137,959	1,154,540
Ginnie Mae
0.53%, 12/20/2062 (D)	952,375	937,036
0.60%, 03/20/2063 (D)	495,747	488,119
0.64%, 03/20/2060 - 02/20/2063 (D)	1,835,743	1,818,679
0.66%, 03/20/2063 (D)	490,856	485,015
0.67%, 04/20/2063 (D)	986,609	975,195
0.74%, 04/20/2062 - 07/20/2062 (D)	697,142	693,631
0.84%, 05/20/2061 (D)	496,580	495,818
0.89%, 09/20/2063 (D)	1,500,000	1,494,375
1.65%, 01/20/2063 - 04/20/2063	2,531,004	2,468,794
1.75%, 03/20/2063	500,309	489,557
2.00%, 06/20/2062	983,524	985,537
3.50%, 05/20/2035	394,738	408,812
3.94%, 11/16/2042 (D)	463,090	471,897
4.00%, 09/16/2025	500,000	528,114
4.72%, 11/20/2042 (D)	933,783	1,006,706
5.00%, 04/20/2041	169,223	179,683
5.25%, 07/20/2060 (D)	587,571	667,533
5.50%, 01/16/2033	286,760	321,066
5.82%, 12/20/2038 (D)	273,019	299,518
6.00%, 02/15/2024 - 09/20/2038	1,983,043	2,203,836
22.65%, 04/20/2037 (D)	145,202	223,059
Ginnie Mae, IO
6.42%, 05/20/2041 (D)	333,936	56,092
7.50%, 04/20/2031	381,183	65,804
Ginnie Mae, PO
Zero Coupon, 02/17/2033 - 01/20/2038	228,556	215,864
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	259,677
Series 2010-C1, Class APT
2.65%, 10/29/2020	890,035	918,140
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	6,525,000	5,581,267

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Tennessee Valley Authority
1.75%, 10/15/2018	$ 171,000	$ 171,167
5.25%, 09/15/2039	100,000	109,002
5.88%, 04/01/2036	425,000	508,176

Total U.S. Government Agency Obligations (cost $171,945,391)		169,786,095

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Canada - 0.0% (F)
Province of Ontario Canada
0.95%, 05/26/2015	185,000	186,412
1.65%, 09/27/2019	87,000	83,737
Israel - 0.0% (F)
Israel Government AID Bond
Series 2
Zero Coupon, 11/01/2024	300,000	202,702
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023 (E)	226,000	224,587
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	65,800
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044	92,000	83,260
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	173,959
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	66,859
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	293,272

Total Foreign Government Obligations (cost $1,406,358)		1,380,588

MORTGAGE-BACKED SECURITIES - 5.4%
Cayman Islands - 0.1%
VFC LLC
Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	316,000	316,026
United States - 5.3%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	147,746	148,957
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	248,803
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (D)	464,029	458,752
Series 2013-B, Class A1
3.50%, 03/25/2052 - 144A (D)	914,409	924,421
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (D)	100,000	102,919
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	75,000	73,126
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	55,748	56,794
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (D)	191,997	193,148
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	84,003	85,520

	Principal	Value
United States (continued)
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	$ 263,333	$ 261,765
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	82,214
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.75%, 11/25/2033 (D)	168,530	168,374
Series 2004-5, Class 2A2
5.50%, 06/25/2034	123,156	127,403
Series 2004-6, Class 1A3
5.50%, 05/25/2034	149,666	156,581
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	94,998
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	250,000	234,179
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	237,313
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (D)	64,644	64,910
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (D)	207,564	208,782
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (D)	280,578	286,742
Series 2011-RR5, Class 11A3
0.33%, 05/28/2036 - 144A (D)	78,435	72,398
Series 2011-RR5, Class 14A3
2.69%, 07/26/2036 - 144A (D)	58,596	58,495
Series 2012-RR10, Class 1A1
0.41%, 02/26/2037 - 144A (D)	399,025	372,683
Series 2012-RR10, Class 3A1
0.37%, 05/26/2036 - 144A (D)	379,613	354,003
Series 2012-RR3, Class 2A5
2.27%, 05/26/2037 - 144A (D)	299,765	296,455
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
2.51%, 07/25/2033 (D)	65,754	65,468
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (D)	63,914	65,238
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.93%, 06/11/2041 - 144A (D)	2,281,227	24,072
CAM Mortgage Trust
Series 2013-1, Class A
3.97%, 11/25/2057 - 144A (D)	213,076	210,679
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.39%, 07/15/2044 (D)	100,000	104,902
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.21%, 12/11/2049 - 144A (D)	7,636,502	71,867
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	83,692	87,008
Series 2007-A1, Class 1A3
2.82%, 02/25/2037 (D)	135,251	134,673
Series 2007-A2, Class 2A1
2.84%, 07/25/2037 (D)	54,594	54,567

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	$ 198,939	$ 207,827
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2018	98,512	98,917
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	110,077
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
2.91%, 11/25/2038 - 144A (D)	104,691	106,048
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	488,473	493,109
Series 2011-10, Class 4A1
0.37%, 02/25/2046 - 144A (D)	49,847	47,884
Series 2011-3, Class 1A1
0.26%, 02/25/2047 - 144A (D)	5,160	5,152
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	129,856	126,610
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 (D)	250,000	250,777
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	156,000	145,524
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	400,000	408,524
Series 2012-MVP, Class A
2.12%, 11/17/2026 - 144A (D)	99,259	99,363
Series 2013-300P, Class A1
4.35%, 08/10/2030 - 144A	500,000	517,773
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	98,049	101,054
Series 2003-49, Class A6
2.81%, 12/19/2033 (D)	25,005	25,082
Series 2004-3, Class A26
5.50%, 04/25/2034	107,488	109,566
Series 2004-3, Class A4
5.75%, 04/25/2034	85,990	87,890
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (D)	100,000	108,574
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	89,346	92,307
Series 2004-4, Class 2A4
5.50%, 09/25/2034	274,164	293,358
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A6
1.18%, 06/28/2047 - 144A (D)	829,326	791,346
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (D)	220,029	224,182
Series 2011-1R, Class A1
1.18%, 02/27/2047 - 144A (D)	122,553	122,039
Series 2011-6R, Class 3A1
2.74%, 07/28/2036 - 144A (D)	57,686	57,058
Series 2011-7R, Class A1
1.43%, 08/28/2047 - 144A (D)	110,171	109,819
Series 2011-9R, Class A1
2.18%, 03/27/2046 - 144A (D)	137,480	137,791
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (D)	175,455	175,201
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4

	Principal	Value
United States (continued)
CW Capital Cobalt, Ltd.(continued)
5.22%, 08/15/2048	$ 75,000	$ 81,360
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	306,796
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	78,310	78,275
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (D)	336,701	335,496
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (D)	427,388	426,732
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.31%, 04/26/2037 - 144A (D)	11,133	10,941
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	191,079	193,376
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	59,181	62,962
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.06%, 07/10/2038	299,945	329,771
Series 2006-GG7, Class AM
6.06%, 07/10/2038 (D)	50,000	54,659
GS Mortgage Securities Trust
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	99,997
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.53%, 09/25/2035 - 144A (D)	100,244	83,120
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.54%, 10/25/2033 (D)	66,465	66,364
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	168,282	178,390
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	85,016	88,875
Impac CMB Trust
Series 2005-4, Class 2A1
0.48%, 05/25/2035 (D)	92,728	92,793
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.85%, 08/25/2033 (D)	132,838	136,023
Series 2006-1, Class 2A1
0.53%, 05/25/2036 (D)	133,703	131,437
Series 2006-2, Class 2A1
0.53%, 08/25/2036 (D)	55,176	53,059
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	115,493	115,912
Series 2004-CB9, Class A4
5.75%, 06/12/2041 (D)	96,231	98,492
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (D)	100,000	109,277
Series 2006-CB16, Class A4
5.55%, 05/12/2045	123,037	134,914
Series 2006-LDP9, Class A3SF
0.34%, 05/15/2047 (D)	100,000	99,832
Series 2007-C1, Class A4
5.72%, 02/15/2051	300,000	333,408
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 (D)	2,995,408	43,808

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.39%, 02/25/2034 (D)	$ 48,306	$ 47,538
Series 2006-A2, Class 5A3
2.75%, 11/25/2033 (D)	102,891	103,580
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	192,000	176,700
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.37%, 03/15/2036	47,681	48,001
Series 2007-C2, Class A3
5.43%, 02/15/2040	165,997	182,603
LVII Resecuritization Trust
Series 2009-2, Class M3
5.29%, 09/27/2037 - 144A (D)	200,000	207,840
Series 2009-3, Class M3
5.78%, 11/27/2037 - 144A (D)	100,000	102,799
Master Seasoned Securities Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	267,118	295,836
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (D)	177,573	181,580
Series 2004-13, Class 3A7
2.62%, 11/21/2034 (D)	86,550	89,290
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	112,519	118,023
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
Zero Coupon, 11/25/2018	260,259	242,605
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	62,490	63,278
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	99,847	104,756
Series 2003-11, Class 9A6
5.25%, 12/25/2033	168,609	175,691
Series 2003-7, Class 1A1
5.50%, 09/25/2033	194,623	205,155
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.80%, 10/25/2028 (D)	206,983	198,217
Series 2003-H, Class A1
0.82%, 01/25/2029 (D)	228,483	224,236
Series 2004-A, Class A1
0.64%, 04/25/2029 (D)	316,288	299,220
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.25%, 12/12/2049 - 144A (D)	2,209,938	26,203
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	106,708	109,028
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.17%, 12/15/2043 - 144A (D)	2,789,947	37,974
Series 2007-HQ11, Class X
0.39%, 02/12/2044 - 144A (D)	4,891,738	23,852
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	68,984	69,102
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	682,971	687,691
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	100,000	82,600

	Principal	Value
United States (continued)
Morgan Stanley Re-REMIC Trust (continued)
1.00%, 03/27/2051 - 144A	$ 216,394	$ 214,434
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
Zero Coupon, 07/17/2056 - 144A	222,670	217,103
NorthStar Mortgage Trust
Series 2012-1, Class A
1.38%, 08/25/2029 - 144A (D)	250,623	250,371
ORES NPL LLC
Series 2013-LV2, Class A
3.08%, 09/25/2025 - 144A	360,349	360,382
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.74%, 05/25/2035 (D)	100,564	101,583
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	450,236	420,985
Series 2003-QS13, Class A5
0.83%, 07/25/2033 (D)	193,514	181,322
Series 2004-QA4, Class NB3
3.77%, 09/25/2034 (D)	68,398	65,246
RAMP Trust
Series 2004-RS11, Class M1
0.80%, 11/25/2034 (D)	225,687	218,524
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (D)	201,356	197,745
Series 2006-RZ1, Class A3
0.48%, 03/25/2036 (D)	287,649	268,917
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	148,260
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	231,154	231,197
Rogers Communications, Inc.
4.00%, 10/02/2023	213,000	213,660
Sequoia Mortgage Trust
Series 10, Class 1A
0.98%, 10/20/2027 (D)	184,827	176,760
Series 2003-1, Class 1A
0.94%, 04/20/2033 (D)	427,381	415,036
Series 2003-2, Class A1
0.84%, 06/20/2033 (D)	158,163	158,658
Series 2004-11, Class A1
0.48%, 12/20/2034 (D)	131,428	125,982
Series 2004-5, Class A2
0.70%, 06/20/2034 (D)	407,896	383,675
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (D)	57,667	59,438
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (D)	200,000	209,260
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (D)	110,190	112,180
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (D)	150,000	157,503
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (D)	356,324	360,987
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (D)	500,000	500,449
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (D)	100,000	103,487
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (D)	321,757	318,641
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (D)	100,000	98,293
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (D)	394,125	387,235

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (D)	$ 207,000	$ 198,135
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (D)	144,000	138,345
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (D)	159,000	150,284
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (D)	619,832	616,774
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (D)	156,000	150,369
Series 2013-2A, Class M2
4.48%, 12/25/2065 - 144A (D)	350,000	335,814
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
4.85%, 04/25/2034 (D)	40,917	40,371
Series 2004-6, Class 5A4
4.89%, 06/25/2034 (D)	83,295	83,450
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.84%, 10/19/2034 (D)	81,161	79,578
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (D)	344,592	315,880
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.82%, 09/25/2043 (D)	121,970	117,245
Series 2004-3, Class A
0.92%, 09/25/2044 (D)	294,713	282,418
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174,000	168,189
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	103,108
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	275,733
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.96%, 05/10/2063 - 144A (D)	767,310	71,804
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	176,518	176,850
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (D)	432,281	429,700
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (D)	188,871	189,022
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	194,235	182,770
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 (D)	57,183	57,271
Series 2004-C11, Class A5
5.22%, 01/15/2041 (D)	110,546	111,541
Series 2005-C22, Class A4
5.47%, 12/15/2044 (D)	250,000	267,409
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.28%, 03/15/2045 - 144A (D)	10,452,502	36,856
WaMu Mortgage Pass-Through Certificates
Series 2003-AR10, Class A7
2.50%, 10/25/2033 (D)	95,245	96,650
Series 2003-AR11, Class A6

	Principal	Value
United States (continued)
WaMu Mortgage Pass-Through Certificates (continued)
2.46%, 10/25/2033 (D)	$ 177,385	$ 178,589
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (D)	148,250	146,586
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (D)	205,385	208,243
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (D)	189,522	190,571
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	81,205	82,431
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	74,111	76,929
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	91,054	95,754
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 - 144A (D)	400,000	387,498
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (D)	143,822	144,472
Series 2004-I, Class 1A1
2.74%, 07/25/2034 (D)	381,706	384,247
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (D)	174,262	176,072
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (D)	90,311	91,935
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 (D)	69,496	70,504
Series 2005-AR9, Class 2A1
2.68%, 10/25/2033 (D)	72,089	71,793
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (D)	341,540	343,484
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	277,915	276,995
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100,000	106,056
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	200,130

Total Mortgage-Backed Securities (cost $33,716,674)		33,971,722

ASSET-BACKED SECURITIES - 3.2%
Ireland - 0.0% (F)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.58%, 10/15/2015 - 144A (D)	229,000	232,721
United States - 3.2%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.71%, 08/25/2035 - 144A (D)	302,443	249,315
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.98%, 12/27/2022 - 144A (D)	130,294	131,521
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (D)	78,040	78,279
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	104,000	104,267
Series 2013-SN1, Class A3
0.72%, 05/20/2016	300,000	299,273
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
American Credit Acceptance Receivables Trust (continued)
3.04%, 10/15/2015 - 144A	$ 17,663	$ 17,751
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	95,593	95,824
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	82,812	82,745
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	269,263	268,925
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	351,413	351,490
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	72,072	72,219
Series 2011-5, Class A3
1.55%, 07/08/2016	99,588	100,031
Series 2012-1, Class A2
0.91%, 10/08/2015	125,157	125,218
Series 2012-3, Class A2
0.71%, 12/08/2015	63,754	63,780
Series 2012-3, Class A3
0.96%, 01/09/2017	62,000	62,139
Series 2012-4, Class A2
0.49%, 04/08/2016	79,079	79,058
Series 2013-1, Class A2
0.49%, 06/08/2016	84,664	84,613
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	25,916
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	116,692	116,926
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	109,000	109,119
Series 2013-1, Class A2
0.40%, 01/20/2015	146,000	145,890
Series 2013-1, Class A3
0.54%, 09/21/2015	48,000	47,907
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	92,955	91,842
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100,000	100,925
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	106,000	105,836
Series 2013-3, Class A1B
0.61%, 11/20/2015 (D)	250,000	250,033
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	225,472
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.74%, 02/25/2033 (D)	121,999	111,693
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	13,555	13,583
Series 2011-A, Class A4
2.04%, 10/17/2016	53,000	53,818
Series 2012-A, Class A3
0.94%, 05/15/2017	89,071	89,312
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	146,156

	Principal	Value
United States (continued)
CPS Auto Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	$ 80,965	$ 83,016
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	48,874	50,242
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	42,726	43,422
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	183,591	185,771
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	89,411	89,881
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	78,431	78,487
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	172,623	172,058
Series 2013-C, Class A
1.64%, 04/16/2018 - 144A	570,000	568,823
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	53,827	58,102
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	23,264	23,265
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	94,439	94,368
Series 2013-2A, Class A
1.49%, 11/15/2017 - 144A	375,000	375,128
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	209,000	209,580
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	99,206	99,799
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	53,918	53,712
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	295,677	295,126
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	83,829	83,971
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,209
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.56%, 01/15/2018 (D)	112,000	111,907
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	56,294	56,297
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	340,000	340,102
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	146,642
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	320,807
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	209,286
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	122,797
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	372,000	371,777
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	94,000	94,245
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,407

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Honda Auto Receivables Owner Trust (continued)
Series 2012-2, Class A3
0.70%, 02/16/2016 (D)	$ 83,000	$ 83,138
Series 2013-1, Class A2
0.35%, 06/22/2015	169,273	169,195
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	99,977	100,140
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	57,000	57,603
Series 2012-A, Class A3
0.72%, 03/15/2016	78,157	78,297
Series 2012-B, Class A2
0.54%, 01/15/2015	39,535	39,547
Series 2012-B, Class A3
0.62%, 09/15/2016	85,000	85,077
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	198,374
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	73,709	73,715
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,665
KGS - Alpha SBA Coof Trust, IO
1.80%, 03/25/2039 (G)	2,500,000	151,563
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	233,737	233,165
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.43%, 03/25/2032 (D)	213,287	213,184
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	29,762	29,794
Series 2012-1, Class A2
0.37%, 03/16/2015	42,292	42,297
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250,000	251,505
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	167,824
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,108
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	122,432	122,391
Normandy Mortgage Loan Trust
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A	1,201,378	1,201,378
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (D)	400,000	400,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.12%, 10/25/2034 (D)	194,127	191,113
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (D)	76,690	75,986
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (D)	500,000	500,000
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (D)	361,492	361,492

	Principal	Value
United States (continued)
Real Estate Asset Trust (continued)
Series 2013-2A, Class A1
3.82%, 07/25/2043 - 144A (D)	$ 308,821	$ 308,821
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	320,896	320,896
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (D)	122,856	123,731
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100,000	100,928
Series 2011-1, Class B
2.35%, 11/16/2015	187,150	188,213
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	7,467	7,472
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	31,657	31,793
Series 2012-1, Class A2
1.25%, 04/15/2015	12,728	12,737
Series 2012-1, Class A3
1.49%, 10/15/2015	62,000	62,191
Series 2012-2, Class A2
0.91%, 05/15/2015	12,785	12,787
Series 2012-2, Class A3
1.22%, 12/15/2015	40,000	40,092
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,062
Series 2012-5, Class A2
0.57%, 12/15/2015	62,750	62,748
Series 2012-5, Class A3
0.83%, 12/15/2016	120,000	120,260
Series 2013-1, Class A2
0.48%, 02/16/2016	149,000	148,930
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	10,193	10,220
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	61,404	61,339
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
2.65%, 11/25/2033 (D)	134,310	124,583
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	640,344	635,541
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	994,862
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	258,661	258,966
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	336,024	336,528
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	398,992	400,011
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	378,646	375,049
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.50%, 04/25/2033 (D)	111,165	109,120
Series 2003-30, Class 1A5
5.50%, 10/25/2033	86,337	89,576
Series 2003-37A, Class 2A
3.81%, 12/25/2033 (D)	20,779	20,705
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	65,751	65,743

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
USAA Auto Owner Trust
Series 2012-1, Class A2
0.38%, 06/15/2015	$ 17,855	$ 17,851
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	123,899	124,326
VOLT LLC
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A (D)	173,605	173,605
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A (D)	30,168	30,230
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	160,616	163,226
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	164,159	164,519
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	182,422	181,966
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	39,101	39,105
Series 2012-A, Class A3
0.64%, 02/15/2017	73,000	73,014
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	27,159	27,170
Series 2012-A, Class A3
0.93%, 11/16/2015	38,000	38,098

Total Asset-Backed Securities (cost $20,149,646)		20,247,389

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	25,000	29,596
Ohio State University (Revenue Bonds)
4.80%, 06/01/2111	91,000	78,896
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	210,000	176,973
State of California - Build America Bonds (General Obligation Unlimited)
7.30%, 10/01/2039	80,000	100,842

Total Municipal Government Obligations (cost $435,497)		386,307

CORPORATE DEBT SECURITIES - 19.5%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	282,173
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	77,110
3.25%, 11/21/2021	130,000	129,012
4.13%, 02/24/2042 (A)	70,000	62,995
5.00%, 09/30/2043	185,000	188,420
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	257,361
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	268,000	269,399
5.00%, 02/22/2017 - 144A	241,000	262,835
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	32,586
7.30%, 08/01/2014 - 144A	70,000	73,508
7.63%, 08/13/2019 - 144A	80,000	94,270

	Principal	Value
Australia (continued)
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	$ 300,000	$ 305,670
3.00%, 07/27/2016 - 144A	200,000	210,145
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	19,719
4.13%, 05/20/2021	80,000	81,348
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	200,000	207,880
Bermuda - 0.0% (F)
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019 - 144A	71,000	70,774
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	62,112
9.88%, 03/01/2039	90,000	121,437
Canada - 1.3%
Air Canada Pass-Through Trust
4.13%, 05/15/2025 - 144A	62,000	58,357
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	236,860
Bank of Montreal, Series MTN
1.40%, 09/11/2017	139,000	136,949
1.45%, 04/09/2018 (A)	370,000	361,573
2.38%, 01/25/2019	100,000	100,028
2.55%, 11/06/2022	247,000	229,275
Bank of Nova Scotia
1.38%, 07/15/2016 - 12/18/2017	580,000	577,678
2.55%, 01/12/2017 (A)	100,000	103,604
Barrick Gold Corp.
5.25%, 04/01/2042	125,000	100,061
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	200,157
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,129
1.55%, 01/23/2018	98,000	96,110
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017	305,000	344,865
6.25%, 03/15/2038	30,000	33,429
6.45%, 06/30/2033	80,000	90,409
7.20%, 01/15/2032	50,000	60,226
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 - 144A	95,000	97,339
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	181,696
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	277,355
Cenovus Energy, Inc.
3.00%, 08/15/2022	93,000	88,201
4.45%, 09/15/2042	130,000	116,526
5.20%, 09/15/2043	30,000	29,673
6.75%, 11/15/2039	100,000	118,429
Enbridge, Inc.
4.00%, 10/01/2023 (E)	210,000	210,219
EnCana Corp.
6.50%, 08/15/2034	40,000	43,401
Hydro-Quebec
8.40%, 01/15/2022	40,000	53,755
9.40%, 02/01/2021	220,000	303,507
Petro-Canada
5.35%, 07/15/2033	50,000	51,593
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	164,969
Rogers Communications, Inc.
5.45%, 10/01/2043 (E)	118,000	116,934
Royal Bank of Canada
1.20%, 09/19/2017	246,000	243,082
2.00%, 10/01/2018 (E)	318,000	318,401

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Canada (continued)
Royal Bank of Canada, Series GMTN
2.20%, 07/27/2018	$ 305,000	$ 305,974
2.30%, 07/20/2016	55,000	56,853
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	163,876
6.10%, 06/01/2018	450,000	527,119
6.50%, 06/15/2038	50,000	58,268
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	46,585
5.85%, 02/01/2037	60,000	58,344
6.25%, 02/01/2038	60,000	60,807
7.75%, 06/01/2019	40,000	48,500
Teck Resources, Ltd.
4.50%, 01/15/2021 (A)	100,000	99,032
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	351,524
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230,000	232,208
2.20%, 07/29/2015 - 144A	100,000	103,010
Toronto-Dominion Bank, Series GMTN
2.50%, 07/14/2016	57,000	59,237
2.63%, 09/10/2018	135,000	138,117
Toronto-Dominion Bank, Series MTN
1.40%, 04/30/2018	295,000	287,808
Total Capital Canada, Ltd.
0.65%, 01/15/2016 (D)	60,000	60,287
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65,000	59,785
7.25%, 08/15/2038	100,000	128,383
Xstrata Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	195,000	182,182
Cayman Islands - 0.2%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 - 144A (A)	200,000	183,225
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	6,752
5.25%, 03/15/2042	105,000	95,615
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	36,165
6.75%, 01/27/2041	100,000	96,702
7.88%, 03/15/2019	160,000	184,173
Transocean, Inc.
3.80%, 10/15/2022 (A)	223,000	209,975
6.38%, 12/15/2021	12,000	13,339
6.50%, 11/15/2020	80,000	89,300
7.35%, 12/15/2041	10,000	11,593
7.50%, 04/15/2031	25,000	28,094
Vale Overseas, Ltd.
4.38%, 01/11/2022	190,000	183,054
Curaçao - 0.1%
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	50,000	46,326
3.65%, 11/10/2021	280,000	277,912
France - 0.3%
BNP Paribas SA, Series MTN
2.70%, 08/20/2018 (A)	215,000	217,459
3.25%, 03/03/2023 (A)	80,000	74,926
Orange SA
2.75%, 09/14/2016	17,000	17,539
5.38%, 01/13/2042	107,000	102,831
8.75%, 03/01/2031	60,000	79,857
Sanofi
1.25%, 04/10/2018	330,000	322,161
Societe Generale SA
2.63%, 10/01/2018 (E)	345,000	345,729

	Principal	Value
France (continued)
Total Capital International SA
0.75%, 01/25/2016	$ 18,000	$ 17,944
1.00%, 08/12/2016 (A)	140,000	140,339
1.55%, 06/28/2017	38,000	38,193
2.70%, 01/25/2023	365,000	339,823
2.88%, 02/17/2022	57,000	54,684
Total Capital SA
4.25%, 12/15/2021	70,000	74,835
Germany - 0.0% (F)
Deutsche Bank AG
6.00%, 09/01/2017	80,000	91,818
Ireland - 0.1%
Actavis, Inc.
1.88%, 10/01/2017	205,000	203,712
3.25%, 10/01/2022	129,000	120,939
XL Group PLC
6.38%, 11/15/2024	100,000	114,674
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200,000	203,734
4.10%, 09/09/2023 - 144A (A)	200,000	203,068
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	46,673
Jersey, Channel Islands - 0.1%
Heathrow Funding, Ltd.
2.50%, 06/25/2015 - 144A	440,000	446,785
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (A) (D) (H)	100,000	104,520
Luxembourg - 0.0% (F)
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	23,036
Tyco International Finance SA
8.50%, 01/15/2019	100,000	123,703
Mexico - 0.2%
America Movil SAB de CV
1.26%, 09/12/2016 (D)	280,000	280,001
3.13%, 07/16/2022	600,000	552,275
5.00%, 10/16/2019 - 03/30/2020	290,000	313,608
Netherlands - 0.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	207,487
3.88%, 02/08/2022	79,000	79,096
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	525,000	532,641
3.13%, 04/11/2016 - 144A	300,000	312,068
8.75%, 06/15/2030	30,000	41,571
EADS Finance BV
2.70%, 04/17/2023 - 144A	64,000	58,957
Heineken NV
1.40%, 10/01/2017 - 144A	60,000	58,989
3.40%, 04/01/2022 - 144A	150,000	146,775
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	210,060
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	244,342
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	84,000	76,842
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,691
2.25%, 01/06/2023	425,000	382,745
3.40%, 08/12/2023	210,000	207,613
4.30%, 09/22/2019	50,000	55,196
4.55%, 08/12/2043	75,000	73,888

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Netherlands (continued)
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 - 144A	$ 125,000	$ 142,033
6.13%, 08/17/2026 - 144A	120,000	142,124
Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	134,000	130,218
1.20%, 01/17/2018	44,000	43,130
2.45%, 01/17/2023	58,000	53,000
2.65%, 01/15/2024	143,000	132,249
3.15%, 01/23/2022	20,000	19,744
4.25%, 11/23/2041	16,000	14,735
5.25%, 04/15/2019	100,000	114,798
Singapore - 0.0% (F)
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	202,438
Spain - 0.1%
Telefonica Emisiones SAU
4.57%, 04/27/2023	180,000	172,616
5.88%, 07/15/2019	100,000	108,313
6.42%, 06/20/2016	100,000	109,879
Sweden - 0.4%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	650,000	679,120
4.88%, 05/13/2021 - 144A	200,000	207,557
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	615,000	602,343
Stadshypotek AB
1.88%, 10/02/2019 - 144A	250,000	241,700
Svenska Handelsbanken AB
2.50%, 01/25/2019	355,000	356,419
Swedbank AB
1.75%, 03/12/2018 - 144A (A)	475,000	467,049
Switzerland - 0.1%
Credit Suisse
5.30%, 08/13/2019	100,000	113,022
5.40%, 01/14/2020	240,000	262,704
UBS AG
5.75%, 04/25/2018	220,000	253,821
United Kingdom - 0.9%
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25,000	25,985
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	200,000	206,380
2.75%, 02/23/2015	500,000	513,125
5.13%, 01/08/2020	100,000	111,641
5.20%, 07/10/2014	100,000	103,500
6.05%, 12/04/2017 - 144A	125,000	138,849
BAT International Finance PLC
3.25%, 06/07/2022 - 144A	70,000	68,353
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	169,578
1.85%, 05/05/2017	196,000	197,677
2.75%, 05/10/2023	150,000	137,000
3.25%, 05/06/2022	327,000	315,724
3.56%, 11/01/2021	100,000	99,469
4.50%, 10/01/2020	50,000	54,021
British Telecommunications PLC
2.00%, 06/22/2015	300,000	305,489
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,027
2.63%, 04/29/2023	55,000	50,659
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	145,000	139,124
HSBC Bank PLC
1.50%, 05/15/2018 - 144A	210,000	204,124

	Principal	Value
United Kingdom (continued)
HSBC Bank PLC (continued)
1.63%, 07/07/2014 - 144A (A)	$ 200,000	$ 201,466
3.10%, 05/24/2016 - 144A	150,000	157,741
3.50%, 06/28/2015 - 144A	400,000	418,476
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	165,854
4.88%, 01/14/2022	100,000	107,886
5.10%, 04/05/2021	570,000	627,874
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	57,149
2.88%, 08/21/2022	275,000	252,690
SABMiller PLC
5.70%, 01/15/2014 - 144A	50,000	50,717
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 - 144A	70,000	74,573
Standard Chartered Bank
6.40%, 09/26/2017 - 144A	100,000	114,013
Standard Chartered PLC
5.20%, 01/26/2024 - 144A	210,000	210,991
Vodafone Group PLC
1.50%, 02/19/2018	80,000	77,774
1.63%, 03/20/2017	100,000	99,449
4.38%, 02/19/2043	140,000	121,714
United States - 14.6%
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,020
2.88%, 05/08/2022	23,000	22,211
4.38%, 05/08/2042	12,000	11,260
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,362
1.75%, 11/06/2017	281,000	278,693
4.40%, 11/06/2042	165,000	149,387
ADT Corp.
3.50%, 07/15/2022	25,000	21,135
4.13%, 06/15/2023	192,000	171,314
4.88%, 07/15/2042	20,000	14,769
Advance Auto Parts, Inc.
4.50%, 01/15/2022	200,000	197,036
Aetna, Inc.
2.75%, 11/15/2022	105,000	96,897
4.50%, 05/15/2042	120,000	110,881
6.75%, 12/15/2037	70,000	85,477
Aflac, Inc.
3.63%, 06/15/2023	58,000	56,640
4.00%, 02/15/2022	157,000	161,071
8.50%, 05/15/2019	30,000	38,775
AGL Capital Corp.
3.50%, 09/15/2021	182,000	184,866
4.40%, 06/01/2043	79,000	71,910
6.38%, 07/15/2016	50,000	56,511
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150,000	183,625
Alabama Power Co.
6.00%, 03/01/2039	38,000	44,827
Allstate Corp.
3.15%, 06/15/2023	110,000	106,524
5.75%, 08/15/2053 (D)	130,000	126,750
Altria Group, Inc.
2.85%, 08/09/2022	150,000	137,379
4.25%, 08/09/2042	315,000	262,242
Amazon.com, Inc.
2.50%, 11/29/2022	260,000	236,953
American Airlines Pass-Through Trust
4.95%, 01/15/2023 - 144A	400,000	402,000
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,542

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
American Express Co.
1.55%, 05/22/2018	$ 535,000	$ 522,999
2.65%, 12/02/2022	103,000	94,602
7.00%, 03/19/2018	120,000	144,575
American Express Credit Corp.
1.30%, 07/29/2016	255,000	256,527
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	39,000	40,805
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	196,753
American International Group, Inc.
3.38%, 08/15/2020	415,000	415,253
4.13%, 02/15/2024 (E)	106,000	106,073
6.40%, 12/15/2020	260,000	306,387
American Tower Corp.
3.50%, 01/31/2023	95,000	83,391
American Water Capital Corp.
6.09%, 10/15/2017	70,000	80,764
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	182,108
Amgen, Inc.
3.88%, 11/15/2021	30,000	30,402
5.15%, 11/15/2041	80,000	77,660
5.65%, 06/15/2042	171,000	177,344
5.70%, 02/01/2019	50,000	57,423
6.38%, 06/01/2037	100,000	112,468
6.40%, 02/01/2039	38,000	42,518
Anadarko Petroleum Corp.
6.38%, 09/15/2017	330,000	383,617
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18,000	18,158
5.38%, 01/15/2020	455,000	522,982
8.20%, 01/15/2039	20,000	29,422
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	97,730
Aon Corp.
3.13%, 05/27/2016	29,000	30,348
Apache Corp.
2.63%, 01/15/2023	77,000	70,560
3.25%, 04/15/2022	19,000	18,601
4.25%, 01/15/2044	110,000	96,232
4.75%, 04/15/2043	23,000	21,771
6.90%, 09/15/2018	50,000	61,096
Appalachian Power Co.
5.80%, 10/01/2035	25,000	26,538
6.70%, 08/15/2037	55,000	64,098
Apple, Inc.
0.52%, 05/03/2018 (D)	172,000	171,304
2.40%, 05/03/2023	284,000	257,071
3.85%, 05/04/2043	315,000	263,955
Arizona Public Service Co.
4.50%, 04/01/2042	8,000	7,603
5.05%, 09/01/2041	23,000	23,620
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,182
3.38%, 11/01/2015	75,000	77,593
6.88%, 06/01/2018	50,000	57,105
7.50%, 01/15/2027	110,000	127,952
Associates Corp.
6.95%, 11/01/2018 (D)	225,000	267,268
AT&T, Inc.
1.40%, 12/01/2017	50,000	48,808
2.63%, 12/01/2022 (A)	355,000	318,180
4.30%, 12/15/2042	596,000	496,213
4.35%, 06/15/2045	110,000	90,799
4.45%, 05/15/2021	150,000	157,532
5.80%, 02/15/2019	80,000	92,139

	Principal	Value
United States (continued)
Atmos Energy Corp.
6.35%, 06/15/2017	$ 100,000	$ 115,399
8.50%, 03/15/2019	126,000	162,215
AvalonBay Communities, Inc.
3.63%, 10/01/2020	155,000	157,394
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80,000	91,982
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	170,235
3.35%, 07/01/2023	260,000	253,280
5.20%, 06/15/2033	200,000	205,673
Bank of America Corp.
2.00%, 01/11/2018	1,160,000	1,140,803
5.63%, 10/14/2016 - 07/01/2020	650,000	726,382
6.50%, 08/01/2016	213,000	241,396
7.63%, 06/01/2019	200,000	245,253
8.00%, 01/30/2018 (D) (H)	325,000	353,437
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	105,000	118,495
5.88%, 02/07/2042	20,000	22,206
Bank of America Corp., Series MTN
3.30%, 01/11/2023	804,000	753,155
5.00%, 05/13/2021	330,000	354,430
7.38%, 05/15/2014	25,000	26,021
Bank of New York Mellon Corp.
3.55%, 09/23/2021	184,000	188,367
4.50%, 06/20/2023 (D) (H)	145,000	125,425
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017	119,000	122,570
4.15%, 02/01/2021 (A)	55,000	58,397
4.60%, 01/15/2020	100,000	109,233
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	92,914
BB&T Corp.
5.20%, 12/23/2015	100,000	108,457
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	30,781
2.05%, 06/19/2018	56,000	55,776
6.85%, 04/30/2019	60,000	73,294
BellSouth Corp.
6.88%, 10/15/2031	6,000	6,700
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	160,000	174,504
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	215,000	208,818
4.40%, 05/15/2042	62,000	56,969
5.40%, 05/15/2018 (A)	200,000	230,608
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	122,000	126,827
4.50%, 02/11/2043	130,000	121,141
BlackRock, Inc.
3.38%, 06/01/2022	90,000	89,581
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	120,000	134,228
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	24,000	22,516
Boston Properties, LP
3.85%, 02/01/2023	255,000	248,404
5.88%, 10/15/2019	175,000	201,538
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	20,000	17,984
3.25%, 08/01/2042 (A)	45,000	36,014
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	161,871
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	186,314

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Burlington Northern Santa Fe LLC (continued)
3.05%, 03/15/2022 - 09/01/2022	$ 86,000	$ 82,275
3.45%, 09/15/2021	40,000	40,197
4.40%, 03/15/2042	50,000	45,317
5.15%, 09/01/2043	231,000	232,314
5.40%, 06/01/2041	60,000	62,449
5.75%, 05/01/2040	150,000	163,590
7.95%, 08/15/2030	200,000	262,544
Camden Property Trust
5.70%, 05/15/2017	200,000	222,363
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	280,604
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	90,542
2.15%, 03/23/2015	1,100,000	1,117,717
Cardinal Health, Inc.
4.60%, 03/15/2043	90,000	82,258
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110,000	107,486
Carolina Power & Light Co.
5.70%, 04/01/2035	100,000	110,249
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017 (A)	43,000	42,205
2.85%, 06/01/2022	77,000	73,580
7.15%, 02/15/2019	100,000	123,159
Caterpillar, Inc.
1.50%, 06/26/2017	135,000	134,271
2.60%, 06/26/2022	31,000	29,056
3.80%, 08/15/2042	145,000	124,111
CBS Corp.
1.95%, 07/01/2017	90,000	90,487
4.85%, 07/01/2042	100,000	89,312
8.88%, 05/15/2019	60,000	76,700
Celgene Corp.
1.90%, 08/15/2017	74,000	74,248
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/2018	250,000	320,371
Centel Capital Corp.
9.00%, 10/15/2019	25,000	30,095
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	108,604
6.13%, 11/01/2017	30,000	34,964
CenturyLink, Inc.
6.45%, 06/15/2021	60,000	59,700
7.60%, 09/15/2039	30,000	26,775
Chevron Corp.
1.72%, 06/24/2018	150,000	149,514
2.43%, 06/24/2020	46,000	45,471
3.19%, 06/24/2023	74,000	72,682
CIGNA Corp.
4.00%, 02/15/2022	200,000	204,212
Cisco Systems, Inc.
5.50%, 01/15/2040	90,000	100,328
Citigroup, Inc.
1.25%, 01/15/2016	150,000	149,885
2.25%, 08/07/2015	240,000	244,694
2.50%, 09/26/2018	105,000	104,417
3.38%, 03/01/2023	77,000	73,271
4.45%, 01/10/2017	380,000	411,452
4.59%, 12/15/2015	57,000	60,966
4.75%, 05/19/2015	62,000	65,615
5.35%, 05/15/2023 (D) (H)	80,000	69,600
5.38%, 08/09/2020	50,000	55,931
5.50%, 09/13/2025	115,000	118,272
5.88%, 01/30/2042 (A)	245,000	272,403
6.01%, 01/15/2015	81,000	86,167

	Principal	Value
United States (continued)
Citigroup, Inc. (continued)
6.68%, 09/13/2043	$ 195,000	$ 209,994
8.50%, 05/22/2019	250,000	319,310
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	60,583
8.88%, 11/15/2018	70,000	89,792
CME Group, Inc.
3.00%, 09/15/2022	100,000	94,947
CMS Energy Corp.
8.75%, 06/15/2019	50,000	64,231
CNA Financial Corp.
7.35%, 11/15/2019	100,000	121,707
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	124,605
Comcast Corp.
4.25%, 01/15/2033	139,000	131,084
4.50%, 01/15/2043	215,000	202,262
6.45%, 03/15/2037	60,000	71,635
6.50%, 11/15/2035	210,000	252,107
7.05%, 03/15/2033	90,000	111,080
CommonWealth REIT
6.65%, 01/15/2018	110,000	119,570
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,025
2.10%, 03/15/2018	26,000	25,792
ConocoPhillips
5.75%, 02/01/2019	90,000	104,944
6.50%, 02/01/2039	45,000	56,589
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	68,053
Consolidated Edison Co. of New York, Inc.
3.95%, 03/01/2043	35,000	31,083
4.20%, 03/15/2042	25,000	23,153
5.85%, 04/01/2018	100,000	116,988
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,786
5.65%, 04/15/2020	110,000	128,833
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	42,000	40,635
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	140,000	124,322
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	53,974
CRH America, Inc.
6.00%, 09/30/2016	22,000	24,752
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60,000	61,195
CSX Corp.
4.10%, 03/15/2044	27,000	22,877
4.25%, 06/01/2021	23,000	24,408
4.75%, 05/30/2042	85,000	81,131
5.60%, 05/01/2017	130,000	145,270
7.90%, 05/01/2017	95,000	112,810
CVS Caremark Corp.
4.13%, 05/15/2021	80,000	83,931
5.75%, 05/15/2041	195,000	213,903
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	150,663
1.88%, 01/11/2018 - 144A	400,000	396,019
2.38%, 08/01/2018 - 144A	151,000	151,240
2.63%, 09/15/2016 - 144A	150,000	154,615
Danaher Corp.
3.90%, 06/23/2021	33,000	35,072
DCP Midstream Operating, LP
3.88%, 03/15/2023	255,000	232,029
Deere & Co.
2.60%, 06/08/2022	15,000	14,150
3.90%, 06/09/2042	13,000	11,497

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Delmarva Power & Light Co.
4.00%, 06/01/2042	$ 47,000	$ 42,728
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	34,715	36,450
Devon Energy Corp.
1.88%, 05/15/2017	135,000	135,301
3.25%, 05/15/2022	49,000	46,904
4.75%, 05/15/2042 (A)	24,000	21,895
5.60%, 07/15/2041	40,000	40,890
6.30%, 01/15/2019	40,000	46,702
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	128,778
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	53,120
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100,000	93,335
5.15%, 03/15/2042	205,000	174,411
6.38%, 03/01/2041	205,000	202,451
Discover Bank
2.00%, 02/21/2018	500,000	488,869
Discovery Communications LLC
3.30%, 05/15/2022	190,000	181,891
4.38%, 06/15/2021	137,000	143,447
4.88%, 04/01/2043	35,000	32,295
4.95%, 05/15/2042	50,000	46,245
Dominion Resources, Inc.
2.75%, 09/15/2022 (A)	255,000	238,217
4.45%, 03/15/2021	170,000	182,152
4.90%, 08/01/2041	11,000	10,881
5.25%, 08/01/2033	90,000	97,037
6.30%, 03/15/2033	50,000	57,535
8.88%, 01/15/2019	40,000	51,764
Dow Chemical Co.
2.50%, 02/15/2016	140,000	144,519
4.13%, 11/15/2021	291,000	297,037
5.25%, 11/15/2041	17,000	16,676
8.55%, 05/15/2019	90,000	114,784
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,368
3.95%, 06/15/2042	20,000	18,081
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	105,951
4.25%, 12/15/2041	17,000	16,008
Duke Energy Corp.
3.05%, 08/15/2022	510,000	482,630
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	138,964
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	30,768
3.00%, 09/15/2021	67,000	66,497
4.10%, 03/15/2043	130,000	118,167
Duke Realty, LP
6.75%, 03/15/2020	319,000	368,682
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	28,249
4.15%, 02/15/2043	44,000	39,443
5.60%, 12/15/2036	40,000	43,607
6.00%, 07/15/2018	30,000	35,478
Eaton Corp.
1.50%, 11/02/2017 - 144A	127,000	125,213
4.00%, 11/02/2032 - 144A	21,000	19,305
6.95%, 03/20/2019	60,000	71,996
eBay, Inc.
3.25%, 10/15/2020	70,000	71,425
Ecolab, Inc.
1.45%, 12/08/2017	103,000	100,983
5.50%, 12/08/2041	110,000	118,049

	Principal	Value
United States (continued)
Embarq Corp.
7.08%, 06/01/2016	$ 100,000	$ 112,482
EMC Corp.
2.65%, 06/01/2020	262,000	259,351
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	46,574
6.50%, 02/01/2042	150,000	158,348
Entergy Arkansas, Inc.
3.05%, 06/01/2023	55,000	52,258
3.75%, 02/15/2021	130,000	134,248
Enterprise Products Operating LLC
4.45%, 02/15/2043	210,000	185,777
5.20%, 09/01/2020	160,000	178,046
EOG Resources, Inc.
2.63%, 03/15/2023	362,000	333,462
4.10%, 02/01/2021	80,000	84,682
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8,000	8,180
4.50%, 08/16/2021 - 144A	155,000	161,701
5.63%, 03/15/2042 - 144A	37,000	37,543
6.70%, 06/01/2034 - 144A	44,000	49,749
ERP Operating, LP
3.00%, 04/15/2023	35,000	32,177
4.63%, 12/15/2021	61,000	64,394
5.25%, 09/15/2014	60,000	62,531
5.38%, 08/01/2016	100,000	111,029
Exelon Generation Co., LLC
6.20%, 10/01/2017	100,000	114,640
Express Scripts Holding Co.
2.65%, 02/15/2017	280,000	288,669
4.75%, 11/15/2021	180,000	192,655
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	32,489
5.63%, 04/01/2034	100,000	114,637
5.85%, 02/01/2033	55,000	62,804
5.95%, 10/01/2033	20,000	24,029
Florida Power Corp.
5.90%, 03/01/2033	60,000	67,684
Fluor Corp.
3.38%, 09/15/2021	29,000	28,975
Ford Motor Credit Co. LLC
1.52%, 05/09/2016 (D)	200,000	202,725
3.00%, 06/12/2017	950,000	976,460
3.98%, 06/15/2016	200,000	211,328
4.38%, 08/06/2023	300,000	300,169
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81,000	80,499
3.10%, 03/15/2020 - 144A	28,000	26,329
3.55%, 03/01/2022	170,000	156,349
5.45%, 03/15/2043 - 144A	141,000	126,380
Gap, Inc.
5.95%, 04/12/2021	67,000	74,236
General Electric Capital Corp.
1.63%, 07/02/2015	130,000	131,914
1.63%, 04/02/2018 (A)	700,000	689,072
2.10%, 12/11/2019	86,000	84,574
6.25%, 12/15/2022 (D) (H)	200,000	202,000
General Electric Capital Corp., Series GMTN
1.50%, 07/12/2016	380,000	382,541
3.10%, 01/09/2023	135,000	126,290
3.15%, 09/07/2022	250,000	236,385
4.63%, 01/07/2021	150,000	160,957
4.65%, 10/17/2021	150,000	159,858
5.63%, 05/01/2018	200,000	229,487
5.88%, 01/14/2038	70,000	77,271
6.75%, 03/15/2032	250,000	298,200

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	$ 187,000	$ 191,850
4.38%, 09/16/2020	110,000	117,030
5.63%, 09/15/2017	100,000	113,947
6.00%, 08/07/2019	350,000	407,323
General Electric Co.
2.70%, 10/09/2022	64,000	60,368
4.13%, 10/09/2042	345,000	316,724
General Motors Co.
6.25%, 10/02/2043 - 144A	80,000	78,800
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A	60,000	59,850
3.25%, 05/15/2018 - 144A	20,000	19,450
4.25%, 05/15/2023 - 144A	10,000	9,138
Georgia Power Co.
4.30%, 03/15/2043	215,000	193,392
Gilead Sciences, Inc.
4.40%, 12/01/2021	120,000	128,544
4.50%, 04/01/2021	200,000	215,445
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/2043	160,000	148,706
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	400,000	397,164
2.90%, 07/19/2018	342,000	344,748
3.30%, 05/03/2015	250,000	258,509
3.63%, 01/22/2023	330,000	315,565
5.25%, 07/27/2021	86,000	92,807
5.75%, 01/24/2022	160,000	177,383
6.15%, 04/01/2018	200,000	228,750
6.25%, 09/01/2017 - 02/01/2041	445,000	506,770
6.75%, 10/01/2037	135,000	140,891
Goldman Sachs Group, Inc., Series GMTN
5.38%, 03/15/2020	100,000	110,151
7.50%, 02/15/2019	435,000	525,597
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,581
6.00%, 06/15/2020	220,000	249,809
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	79,032
GTE Corp.
6.84%, 04/15/2018	217,000	253,176
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61,000	64,506
Halliburton Co.
3.50%, 08/01/2023 (A)	107,000	106,054
4.75%, 08/01/2043	110,000	108,749
7.60%, 08/15/2096 - 144A	40,000	53,647
8.75%, 02/15/2021	100,000	130,808
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	70,000	76,613
HCP, Inc.
2.63%, 02/01/2020	100,000	94,881
3.15%, 08/01/2022	170,000	156,499
3.75%, 02/01/2019	216,000	223,684
5.38%, 02/01/2021	100,000	108,806
Hess Corp.
7.88%, 10/01/2029	100,000	125,396
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	145,791
4.30%, 06/01/2021	67,000	65,091
4.38%, 09/15/2021	100,000	97,041
4.65%, 12/09/2021	167,000	164,012
Historic TW, Inc.
6.63%, 05/15/2029	190,000	216,240
Home Depot, Inc.
3.75%, 02/15/2024	110,000	111,325
4.40%, 04/01/2021	110,000	120,598
4.88%, 02/15/2044	110,000	110,919

	Principal	Value
United States (continued)
Howard Hughes Medical Institute
3.50%, 09/01/2023	$ 115,000	$ 114,731
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	196,046
2.38%, 02/13/2015	330,000	337,407
Illinois Tool Works, Inc.
3.90%, 09/01/2042	192,000	165,885
ING US, Inc.
2.90%, 02/15/2018	210,000	210,857
5.65%, 05/15/2053 (D)	45,000	41,137
5.70%, 07/15/2043 - 144A	75,000	74,443
Intel Corp.
3.30%, 10/01/2021	30,000	29,860
4.00%, 12/15/2032	81,000	74,435
4.80%, 10/01/2041	33,000	31,618
International Business Machines Corp.
1.25%, 02/06/2017 - 02/08/2018	455,000	449,251
1.63%, 05/15/2020	279,000	262,115
1.95%, 07/22/2016	100,000	102,973
3.38%, 08/01/2023	110,000	108,526
7.00%, 10/30/2025	50,000	64,827
International Paper Co.
6.00%, 11/15/2041 (A)	120,000	128,250
Intuit, Inc.
5.75%, 03/15/2017	60,000	66,849
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100,000	106,267
Jefferies Group LLC
6.50%, 01/20/2043	35,000	34,625
8.50%, 07/15/2019	245,000	296,655
John Deere Capital Corp.
0.37%, 06/15/2015 (D)	265,000	265,092
0.95%, 06/29/2015	49,000	49,318
1.20%, 10/10/2017	41,000	40,365
1.70%, 01/15/2020	30,000	28,314
2.25%, 04/17/2019	33,000	33,155
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022	25,000	23,909
3.15%, 10/15/2021	20,000	19,947
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	76,482	77,111
Johnson Controls, Inc.
3.75%, 12/01/2021	36,000	36,080
4.25%, 03/01/2021	40,000	41,711
5.00%, 03/30/2020	60,000	65,780
5.25%, 12/01/2041	75,000	73,675
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	44,459
5.30%, 10/01/2041	60,000	60,245
Kellogg Co.
3.13%, 05/17/2022	43,000	41,816
4.15%, 11/15/2019	100,000	109,246
Kerr-McGee Corp.
7.88%, 09/15/2031	130,000	164,035
KeyCorp, Series MTN
5.10%, 03/24/2021	90,000	99,105
Kimberly-Clark Corp.
2.40%, 03/01/2022	14,000	13,282
2.40%, 06/01/2023 (A)	100,000	92,783
Kimco Realty Corp.
3.13%, 06/01/2023	155,000	142,254
Kinder Morgan Energy Partners, LP
5.00%, 03/01/2043	360,000	325,566

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Kraft Foods Group, Inc.
3.50%, 06/06/2022	$ 21,000	$ 20,740
5.00%, 06/04/2042	165,000	163,451
6.13%, 08/23/2018	65,000	76,434
6.50%, 02/09/2040	100,000	117,533
6.88%, 01/26/2039	49,000	59,903
Kroger Co.
2.20%, 01/15/2017	15,000	15,267
3.40%, 04/15/2022	95,000	92,473
3.85%, 08/01/2023	190,000	187,128
5.15%, 08/01/2043	50,000	48,937
6.15%, 01/15/2020	30,000	34,783
8.00%, 09/15/2029	125,000	157,869
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	100,000	106,082
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 - 144A	220,000	264,328
Liberty Property, LP
3.38%, 06/15/2023	40,000	36,977
4.40%, 02/15/2024	95,000	94,712
Lincoln National Corp.
4.20%, 03/15/2022	29,000	29,689
4.85%, 06/24/2021	7,000	7,552
8.75%, 07/01/2019	70,000	90,704
Lockheed Martin Corp.
2.13%, 09/15/2016	461,000	475,033
4.07%, 12/15/2042	108,000	94,882
4.85%, 09/15/2041	12,000	11,905
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43,000	41,344
5.13%, 11/15/2041	13,000	13,338
5.50%, 10/15/2035	50,000	53,510
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	49,454
4.30%, 02/15/2043 (A)	150,000	126,760
5.13%, 01/15/2042	8,000	7,658
5.90%, 12/01/2016	100,000	112,891
6.38%, 03/15/2037	50,000	55,358
6.70%, 07/15/2034	50,000	56,554
7.45%, 07/15/2017	40,000	47,406
Magellan Midstream Partners, LP
4.25%, 02/01/2021	150,000	157,832
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	293,946
Marathon Petroleum Corp.
5.13%, 03/01/2021	285,000	307,707
Markel Corp.
3.63%, 03/30/2023	100,000	95,030
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A (A)	33,000	34,236
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	160,056
2.10%, 08/02/2018 - 144A	112,000	111,796
2.50%, 10/17/2022 - 144A	100,000	91,451
McKesson Corp.
0.95%, 12/04/2015	16,000	16,016
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	93,402
7.13%, 03/15/2018	60,000	72,348
Merck & Co., Inc.
1.30%, 05/18/2018	125,000	122,022
2.40%, 09/15/2022	41,000	38,108
4.15%, 05/18/2043	120,000	111,089
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	100,000	114,994
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	50,000	58,925

	Principal	Value
United States (continued)
MetLife, Inc.
4.13%, 08/13/2042	$ 50,000	$ 43,962
4.75%, 02/08/2021	350,000	382,685
6.75%, 06/01/2016	40,000	45,837
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	100,000	101,351
2.00%, 01/10/2014 - 144A	150,000	150,687
3.65%, 06/14/2018 - 144A	120,000	127,503
3.88%, 04/11/2022 - 144A	300,000	307,842
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,618
2.38%, 05/01/2023 (A)	97,000	87,981
3.50%, 11/15/2042	260,000	210,349
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	81,162
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	75,000	83,902
Mondelez International, Inc.
5.38%, 02/10/2020	275,000	310,522
6.50%, 08/11/2017	75,000	87,220
Morgan Stanley
3.75%, 02/25/2023 (A)	410,000	395,254
6.38%, 07/24/2042	145,000	164,093
Morgan Stanley, Series GMTN
5.50%, 07/28/2021	120,000	131,242
5.55%, 04/27/2017	220,000	243,791
5.63%, 09/23/2019	470,000	524,484
5.75%, 10/18/2016	100,000	111,094
6.63%, 04/01/2018	100,000	116,096
7.30%, 05/13/2019	470,000	562,376
Mosaic Co.
3.75%, 11/15/2021	136,000	132,579
4.88%, 11/15/2041	13,000	11,892
Mylan, Inc.
1.80%, 06/24/2016 - 144A	45,000	45,186
2.60%, 06/24/2018 - 144A	155,000	154,726
3.13%, 01/15/2023 - 144A (A)	45,000	40,930
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	60,307
5.00%, 09/15/2020	80,000	83,590
6.15%, 02/15/2018	140,000	157,431
National City Corp.
4.90%, 01/15/2015	60,000	63,085
National Oilwell Varco, Inc.
1.35%, 12/01/2017 (A)	29,000	28,537
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	41,964
6.60%, 06/15/2017	60,000	70,169
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15,000	15,188
8.25%, 12/01/2031 - 144A	100,000	123,753
9.38%, 08/15/2039 - 144A	80,000	110,249
NBCUniversal Enterprise, Inc.
1.66%, 04/15/2018 - 144A	335,000	329,834
NBCUniversal Media LLC
4.38%, 04/01/2021	280,000	301,435
4.45%, 01/15/2043	45,000	41,590
Nevada Power Co.
5.45%, 05/15/2041	40,000	43,875
6.50%, 08/01/2018	25,000	29,974
6.65%, 04/01/2036	100,000	123,663
7.13%, 03/15/2019	50,000	62,031
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	148,931
1.30%, 01/12/2015 - 144A	75,000	75,680
1.65%, 05/15/2017 - 144A	100,000	99,791
3.00%, 05/04/2015 - 144A	80,000	83,059

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
News America, Inc.
6.15%, 02/15/2041	$ 100,000	$ 110,162
6.55%, 03/15/2033	50,000	56,922
6.65%, 11/15/2037	100,000	113,621
9.50%, 07/15/2024	80,000	106,012
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,155
NiSource Finance Corp.
3.85%, 02/15/2023 (A)	100,000	97,709
5.80%, 02/01/2042	202,000	209,334
6.80%, 01/15/2019 (A)	80,000	94,277
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	214,000	208,702
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,948
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	10,916
3.95%, 10/01/2042	25,000	21,200
4.80%, 08/15/2043	75,000	72,887
6.00%, 05/23/2111	113,000	122,726
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	39,259
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	103,116
Northwest Airlines Pass-Through Trust
7.03%, 11/01/2019	192,148	207,520
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	74,526
Nucor Corp.
4.00%, 08/01/2023	70,000	68,508
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,156
2.70%, 02/15/2023 (A)	88,000	81,302
Ohio Power Co.
6.60%, 03/01/2033	65,000	76,283
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50,000	59,904
7.00%, 09/01/2022	50,000	61,795
ONEOK Partners, LP
6.20%, 09/15/2043	110,000	113,318
Oracle Corp.
1.20%, 10/15/2017	200,000	196,428
2.38%, 01/15/2019	91,000	91,428
2.50%, 10/15/2022	725,000	668,343
3.63%, 07/15/2023	178,000	177,525
6.13%, 07/08/2039	65,000	77,413
PACCAR Financial Corp., Series MTN
1.55%, 09/29/2014	28,000	28,331
1.60%, 03/15/2017	39,000	38,870
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	40,566
3.25%, 09/15/2021	11,000	10,798
4.45%, 04/15/2042	17,000	15,414
4.50%, 12/15/2041	48,000	43,902
6.05%, 03/01/2034	100,000	111,254
8.25%, 10/15/2018	45,000	57,461
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	175,000	236,853
PacifiCorp
2.95%, 02/01/2022	430,000	420,420
5.50%, 01/15/2019	50,000	58,241
6.25%, 10/15/2037	20,000	24,200
PECO Energy Co.
2.38%, 09/15/2022	100,000	92,754
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	45,037

	Principal	Value
United States (continued)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	$ 100,000	$ 101,835
PepsiCo, Inc.
0.47%, 02/26/2016 (D)	91,000	91,045
1.25%, 08/13/2017	86,000	84,751
2.75%, 03/01/2023	115,000	107,716
3.00%, 08/25/2021	17,000	16,756
Pfizer, Inc.
3.00%, 06/15/2023 (A)	190,000	182,126
Philip Morris International, Inc.
4.13%, 03/04/2043	245,000	216,545
5.65%, 05/16/2018	155,000	179,399
Phillips 66
2.95%, 05/01/2017	21,000	21,737
4.30%, 04/01/2022	181,000	184,522
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	235,000	214,694
5.75%, 01/15/2020	130,000	147,797
PNC Bank NA
0.80%, 01/28/2016	265,000	264,066
6.88%, 04/01/2018	250,000	299,286
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (D) (H)	345,000	296,700
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,887
5.13%, 02/08/2020	100,000	111,234
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	50,730
6.65%, 03/15/2018	90,000	105,886
PPL Capital Funding, Inc.
3.50%, 12/01/2022	120,000	113,511
4.20%, 06/15/2022	50,000	49,755
4.70%, 06/01/2043	100,000	89,402
PPL Energy Supply LLC
4.60%, 12/15/2021	35,000	34,534
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	422,000	411,773
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	194,424
Principal Life Global Funding II
0.90%, 07/09/2014 - 144A (D)	47,000	47,218
1.00%, 12/11/2015 - 144A	58,000	58,082
2.25%, 10/15/2018 - 144A	127,000	127,508
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,036
ProLogis, LP
4.25%, 08/15/2023	125,000	124,325
6.88%, 03/15/2020	55,000	64,844
Prudential Financial, Inc., Series MTN
5.10%, 08/15/2043	120,000	118,687
5.80%, 11/16/2041	50,000	54,545
Prudential Insurance Co. of America 8.30%,
07/01/2025 - 144A	300,000	389,690
PSEG Power LLC
4.15%, 09/15/2021	23,000	23,600
5.13%, 04/15/2020	90,000	100,100
5.32%, 09/15/2016	50,000	55,348
5.50%, 12/01/2015	170,000	185,528
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	125,000
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	49,000	42,144
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	170,624

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Qwest Corp.
6.75%, 12/01/2021	$ 67,000	$ 71,953
Republic Services, Inc.
3.55%, 06/01/2022	54,000	52,708
5.25%, 11/15/2021	80,000	87,757
5.50%, 09/15/2019	100,000	113,008
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	23,000	23,228
3.50%, 06/01/2017	121,000	126,547
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	490,000	503,429
3.75%, 01/15/2022 - 144A	200,000	201,592
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	200,000	199,600
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	30,357
6.00%, 06/01/2026	75,000	92,161
Sempra Energy
2.88%, 10/01/2022	378,000	351,100
9.80%, 02/15/2019	140,000	187,354
Simon Property Group, LP
2.15%, 09/15/2017	158,000	160,315
2.75%, 02/01/2023	145,000	133,054
4.13%, 12/01/2021	27,000	28,087
4.38%, 03/01/2021	60,000	63,820
Southern California Edison Co.
3.88%, 06/01/2021 (A)	18,000	19,049
3.90%, 12/01/2041	50,000	44,707
4.05%, 03/15/2042	75,000	68,247
4.65%, 10/01/2043 (E)	195,000	192,762
Southern Co.
1.95%, 09/01/2016	23,000	23,443
2.45%, 09/01/2018 (A)	40,000	40,389
Southern Power Co.
5.15%, 09/15/2041	25,000	24,664
5.25%, 07/15/2043	75,000	74,748
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	58,130
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	109,139
8.75%, 12/01/2018	80,000	103,347
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	79,470
5.65%, 03/01/2020	190,000	207,823
7.50%, 09/15/2038	30,000	35,774
8.00%, 10/01/2019	100,000	121,611
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	72,170
5.95%, 09/25/2043	90,000	94,780
St Jude Medical, Inc.
4.75%, 04/15/2043	45,000	42,728
State Street Corp.
3.10%, 05/15/2023	257,000	239,709
SunTrust Banks, Inc.
3.50%, 01/20/2017	130,000	137,472
Swiss RE Treasury US Corp.
4.25%, 12/06/2042 - 144A	55,000	48,075
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	129,000	117,201
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	35,734
Time Warner Cable, Inc.
4.50%, 09/15/2042	75,000	54,837
5.50%, 09/01/2041	114,000	93,478
6.55%, 05/01/2037	100,000	92,013
8.75%, 02/14/2019	105,000	123,533

	Principal	Value
United States (continued)
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	$ 30,000	$ 34,993
Time Warner, Inc.
4.75%, 03/29/2021	100,000	107,102
4.90%, 06/15/2042 (A)	175,000	163,698
5.38%, 10/15/2041	17,000	16,958
Toyota Motor Credit Corp.
0.80%, 05/17/2016 (A)	195,000	194,829
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016	90,000	92,467
2.05%, 01/12/2017	100,000	102,297
U.S. Bancorp
7.50%, 06/01/2026	70,000	89,255
U.S. Bancorp, Series MTN
2.95%, 07/15/2022	265,000	249,303
3.00%, 03/15/2022	33,000	32,186
4.13%, 05/24/2021	37,000	39,284
UDR, Inc.
3.70%, 10/01/2020	155,000	155,791
Union Carbide Corp.
7.50%, 06/01/2025	40,000	47,320
7.75%, 10/01/2096	40,000	44,449
Union Pacific Corp.
2.95%, 01/15/2023	21,000	19,999
4.16%, 07/15/2022	87,000	91,899
4.30%, 06/15/2042	24,000	22,524
United Airlines Pass-Through Trust
4.30%, 08/15/2025	67,000	65,493
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	27,101
United Technologies Corp.
4.50%, 06/01/2042	231,000	224,394
6.13%, 02/01/2019	50,000	59,648
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	35,401
2.88%, 03/15/2023	150,000	141,154
3.38%, 11/15/2021	37,000	36,889
3.95%, 10/15/2042	205,000	175,794
6.63%, 11/15/2037	100,000	122,263
Ventas Realty, LP
5.70%, 09/30/2043	55,000	55,614
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	297,898
Verizon Communications, Inc.
2.45%, 11/01/2022 (A)	235,000	208,370
2.50%, 09/15/2016	265,000	273,132
3.85%, 11/01/2042	320,000	252,688
4.50%, 09/15/2020	229,000	243,534
6.40%, 09/15/2033	275,000	305,391
6.55%, 09/15/2043	260,000	293,524
8.75%, 11/01/2018	117,000	150,312
Verizon Global Funding Corp.
7.75%, 12/01/2030	280,000	344,321
Viacom, Inc.
3.13%, 06/15/2022	50,000	46,575
3.25%, 03/15/2023	44,000	40,710
3.88%, 12/15/2021	40,000	39,604
4.38%, 03/15/2043	145,000	117,344
5.85%, 09/01/2043	45,000	45,811
Virginia Electric and Power Co.
2.75%, 03/15/2023 (A)	100,000	94,883
2.95%, 01/15/2022	8,000	7,874
Wachovia Bank NA, Series GMTN
5.60%, 03/15/2016	300,000	331,360
Wachovia Corp., Series MTN
5.75%, 02/01/2018	480,000	554,478

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	$ 435,000	$ 387,798
Walgreen Co.
3.10%, 09/15/2022 (A)	94,000	88,450
Walt Disney Co., Series GMTN
0.45%, 12/01/2015	42,000	41,780
Waste Management, Inc.
7.38%, 03/11/2019	60,000	72,447
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105,000	98,961
6.75%, 09/02/2019 - 144A	110,000	130,792
WellPoint, Inc.
2.30%, 07/15/2018	85,000	85,039
3.13%, 05/15/2022	62,000	58,872
3.30%, 01/15/2023	21,000	19,795
4.63%, 05/15/2042	50,000	45,728
5.10%, 01/15/2044	225,000	219,172
Wells Fargo & Co.
1.25%, 07/20/2016	490,000	490,215
2.63%, 12/15/2016	64,000	66,620
3.45%, 02/13/2023	280,000	262,070
3.68%, 06/15/2016 (I)	555,000	591,500
4.13%, 08/15/2023	30,000	29,374
5.63%, 12/11/2017	50,000	57,443
7.98%, 03/15/2018 (D) (H)	310,000	341,000
Wells Fargo & Co., Series GMTN
4.60%, 04/01/2021	490,000	532,083
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,993
3.65%, 12/15/2042	40,000	34,202
4.25%, 12/15/2019	140,000	156,376
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	357,571
4.80%, 09/15/2041	3,000	2,945
6.50%, 07/01/2036	130,000	156,866
Xerox Corp.
2.95%, 03/15/2017	16,000	16,408
4.50%, 05/15/2021	24,000	24,945
5.63%, 12/15/2019	70,000	77,770
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	41,000	40,587
4.70%, 02/01/2043 - 144A	17,000	15,843
Virgin Islands, British - 0.1%
CNOOC Finance 2013, Ltd.
1.13%, 05/09/2016	200,000	197,873
3.00%, 05/09/2023	200,000	179,761
State Grid Overseas Investment 2013, Ltd.
1.75%, 05/22/2018 - 144A (A)	200,000	195,018

Total Corporate Debt Securities (cost $125,723,733)		122,973,035

CONVERTIBLE BOND - 0.0% (F)
United States - 0.0% (F)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	100,000	103,193

Total Convertible Bond (cost $99,808)		103,193

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (F)
United States - 0.0% (F)
U.S. Treasury Bill
0.07%, 11/14/2013 (B) (C)	130,000	129,989
0.07%, 01/23/2014 (C)	45,000	44,991

Total Short-Term U.S. Government Obligations (cost $174,980)		174,980

	Shares	Value
PREFERRED STOCK - 0.0% (F)
United States - 0.0% (F)
Goldman Sachs Group, Inc. - Series J,
5.50% (A) (D)	5,000	$ 112,200

Total Preferred Stock (cost $121,900)		112,200

COMMON STOCKS - 18.6%
United States - 18.6%
Abbott Laboratories	9,634	319,752
ACE, Ltd. (A)	10,493	981,725
Actavis, Inc. (A) (J)	1,484	213,696
Adobe Systems, Inc. (J)	12,363	642,134
AECOM Technology Corp. (J)	4,870	152,285
AES Corp.	10,340	137,419
Aflac, Inc.	1,300	80,587
Air Products & Chemicals, Inc. (A)	4,540	483,828
Alaska Air Group, Inc. (A)	2,280	142,774
Alcoa, Inc. (A)	34,045	276,445
Alexion Pharmaceuticals, Inc. (J)	2,508	291,329
Allergan, Inc.	3,557	321,731
Alliance Data Systems Corp. (A) (J)	630	133,226
Allstate Corp.	9,010	455,456
Altria Group, Inc.	3,830	131,561
Amazon.com, Inc. (J)	2,206	689,684
Amdocs, Ltd. (A)	3,150	115,416
American Campus Communities, Inc. - Class A REIT	1,818	62,085
American Electric Power Co., Inc. (A)	10,000	433,500
American Tower Corp. - Class A REIT	3,672	272,205
Ameriprise Financial, Inc.	1,520	138,442
AmerisourceBergen Corp. - Class A (A)	2,160	131,976
Amgen, Inc.	5,460	611,192
Anadarko Petroleum Corp. - Class A	9,858	916,695
AOL, Inc. (A) (J)	2,940	101,665
AON PLC	3,707	275,949
Apache Corp.	2,238	190,543
Apartment Investment & Management Co. - Class A REIT (A)	1,289	36,015
Apple, Inc.	4,786	2,281,726
Applied Materials, Inc. - Class A (A)	27,315	479,105
Archer-Daniels-Midland Co.	30,852	1,136,588
AT&T, Inc. (A)	16,054	542,946
AutoZone, Inc. (A) (J)	1,151	486,562
Avago Technologies, Ltd. - Class A	4,046	174,464
Avery Dennison Corp.	2,080	90,522
Axiall Corp. (A)	3,374	127,503
Baker Hughes, Inc.	4,528	222,325
Bank of America Corp.	87,852	1,212,358
Bank of New York Mellon Corp.	830	25,058
Baxter International, Inc.	8,369	549,760
Berkshire Hathaway, Inc. - Class B (A) (J)	6,956	789,576
Biogen IDEC, Inc. (J)	5,095	1,226,672
Boeing Co.	5,320	625,100
Boston Properties, Inc. - REIT (A)	1,245	133,091
Brandywine Realty Trust - REIT (A)	9,434	124,340
Bristol-Myers Squibb Co.	27,314	1,264,092
Broadcom Corp. - Class A	17,412	452,886
Calpine Corp. (J)	3,920	76,166
Camden Property Trust - REIT	1,333	81,900

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
United States (continued)
Cameron International Corp. (J)	3,476	$ 202,894
Campbell Soup Co. (A)	970	39,489
Capital One Financial Corp.	7,337	504,345
CareFusion Corp. - Class A (J)	7,468	275,569
Caterpillar, Inc. (A)	1,496	124,722
CBL & Associates Properties, Inc. - REIT (A)	9,043	172,721
CBS Corp. - Class B	10,000	551,600
Celgene Corp. (J)	7,408	1,140,313
Centene Corp. (A) (J)	2,420	154,783
CenturyLink, Inc. (A)	2,690	84,412
Cerner Corp. (A) (J)	318	16,711
CF Industries Holdings, Inc. - Class B	12	2,530
Cheniere Energy, Inc. (J)	300	10,242
Chevron Corp.	21,154	2,570,211
Cisco Systems, Inc.	75,507	1,768,374
CIT Group, Inc. (J)	531	25,897
Citigroup, Inc.	41,755	2,025,535
Citrix Systems, Inc. (J)	2,801	197,779
CMS Energy Corp. (A)	6,092	160,341
CNO Financial Group, Inc. (A)	7,960	114,624
Coca-Cola Co. (A)	27,461	1,040,223
Coca-Cola Enterprises, Inc.	7,581	304,832
Cognizant Technology Solutions Corp. - Class A (J)	4,094	336,199
Comcast Corp. - Class A	40,733	1,839,095
Comerica, Inc. - Class A (A)	4,363	171,510
Computer Sciences Corp.	2,710	140,215
ConAgra Foods, Inc.	3,700	112,258
ConocoPhillips (A)	14,689	1,021,032
Constellation Brands, Inc. - Class A (J)	1,688	96,891
Corning, Inc.	5,282	77,064
Covidien PLC	4,537	276,485
Crane Co.	1,570	96,822
Crown Holdings, Inc. (A) (J)	5,772	244,040
CSX Corp.	39,611	1,019,587
CVS Caremark Corp.	15,302	868,389
Danaher Corp. (A)	2,180	151,118
DaVita HealthCare Partners, Inc. (A) (J)	4,418	251,384
Deere & Co. (A)	2,158	175,640
Delta Air Lines, Inc. (A)	21,643	510,558
Diamond Offshore Drilling, Inc. (A)	1,770	110,306
Digital Realty Trust, Inc. - REIT (A)	1,341	71,207
Dillard’s, Inc. - Class A (A)	800	62,640
Discover Financial Services	10,340	522,584
DISH Network Corp. - Class A (A)	3,193	143,717
Dow Chemical Co. (A)	14,331	550,310
Dr. Pepper Snapple Group, Inc. (A)	4,967	222,621
DTE Energy Co. (A)	4,481	295,656
Dun & Bradstreet Corp. (A)	1,210	125,659
Dunkin’ Brands Group, Inc. (A)	2,800	126,728
E.I. du Pont de Nemours & Co.	3,796	222,294
Eaton Corp. PLC	1,287	88,597
eBay, Inc. (J)	7,583	423,056
Edison International	10,552	486,025
EMC Corp.	11,325	289,467
EMCOR Group, Inc. (A)	2,260	88,434
Emerson Electric Co.	18,555	1,200,509
ENDO Health Solutions, Inc. (A) (J)	2,400	109,056
Energizer Holdings, Inc.	1,240	113,026
Ensco PLC - Class A	9,623	517,236
EOG Resources, Inc.	1,297	219,556
Everest RE Group, Ltd. (A)	1,865	271,190
Expedia, Inc. (A)	1,381	71,522
Extra Space Storage, Inc. - REIT (A)	2,970	135,878
Exxon Mobil Corp.	22,206	1,910,604
Fidelity National Information Services, Inc.	2,577	119,676
Fluor Corp.	11,475	814,266

	Shares	Value
United States (continued)
Ford Motor Co.	18,270	$ 308,215
Freeport-McMoRan Copper & Gold, Inc.	5,190	171,685
GameStop Corp. - Class A (A)	1,020	50,643
Gap, Inc. - Class A (A)	2,070	83,380
General Dynamics Corp. (A)	499	43,672
General Electric Co.	30,429	726,949
General Mills, Inc. (A)	12,068	578,299
General Motors Co. (J)	20,496	737,241
Geo Group, Inc. - REIT	3,130	104,073
Gilead Sciences, Inc. (J)	5,203	326,957
Goldman Sachs Group, Inc.	6,751	1,068,076
Google, Inc. - Class A (J)	2,277	1,994,447
Greif, Inc. - Class A (A)	1,560	76,487
H&R Block, Inc.	5,090	135,699
Halliburton Co.	5,177	249,273
Hanesbrands, Inc. (A)	2,430	151,413
Hartford Financial Services Group, Inc.	5,318	165,496
HCP, Inc. - REIT	3,198	130,958
Hewlett-Packard Co.	40,157	842,494
Highwoods Properties, Inc. - REIT (A)	4,803	169,594
Home Depot, Inc.	20,628	1,564,634
Honeywell International, Inc.	18,296	1,519,300
Hospitality Properties Trust - REIT	1,510	42,733
Host Hotels & Resorts, Inc. - REIT (A)	9,339	165,020
Howard Hughes Corp. (J)	100	11,237
Humana, Inc. - Class A (A)	4,918	458,997
Huntington Ingalls Industries, Inc.	1,200	80,880
Ingersoll-Rand PLC	8,570	556,536
Ingredion, Inc. (A)	1,150	76,096
IntercontinentalExchange, Inc. (A) (J)	1,337	242,559
International Business Machines Corp.	6,191	1,146,449
International Paper Co.	4,603	206,214
Intuitive Surgical, Inc. (J)	232	87,295
Invesco, Ltd.	14,695	468,771
Jarden Corp. (A) (J)	2,790	135,036
Johnson & Johnson	25,718	2,229,493
Johnson Controls, Inc.	4,596	190,734
Kimberly-Clark Corp. (A)	7,128	671,600
KLA-Tencor Corp. (A)	6,290	382,747
Kroger Co.	12,320	496,989
LAM Research Corp. (A) (J)	11,482	587,764
Lennar Corp. - Class A (A)	961	34,019
Lexmark International, Inc. - Class A	900	29,700
Lincoln National Corp. (A)	3,540	148,645
LinkedIn Corp. - Class A (A) (J)	204	50,196
Lorillard, Inc. (A)	4,016	179,836
Lowe’s Cos., Inc.	20,142	958,961
Lululemon Athletica, Inc. (A) (J)	1,283	93,774
LyondellBasell Industries NV - Class A	7,090	519,201
Macy’s, Inc.	15,356	664,454
Marathon Oil Corp.	2,868	100,036
Marathon Petroleum Corp.	8,676	558,040
Marriott International, Inc. - Class A	5,265	221,446
Marvell Technology Group, Ltd. (A)	10,100	116,150
Masco Corp.	17,554	373,549
Mastercard, Inc. - Class A	818	550,334
McDonald’s Corp.	681	65,519
McKesson Corp.	4,440	569,652
Medtronic, Inc.	4,000	213,000
MetLife, Inc.	16,419	770,872
Mettler-Toledo International, Inc. (A) (J)	1,394	334,685
MGM Resorts International (J)	6,800	138,992
Microsoft Corp.	72,851	2,426,667
Molson Coors Brewing Co. - Class B (A)	2,430	121,816
Mondelez International, Inc. - Class A	21,185	665,633
Morgan Stanley	15,457	416,566
Mosaic Co.	1,522	65,476

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
United States (continued)
National Fuel Gas Co. (A)	423	$ 29,085
Nationstar Mortgage Holdings, Inc. (A) (J)	390	21,930
NextEra Energy, Inc.	8,350	669,336
NiSource, Inc. - Class B	10,137	313,132
Noble Corp.	5,859	221,294
Nordstrom, Inc. (A)	2,544	142,973
Norfolk Southern Corp. (A)	1,863	144,103
Northrop Grumman Corp.	5,040	480,110
Nu Skin Enterprises, Inc. - Class A (A)	1,730	165,630
NYSE Euronext	1,385	58,142
O’Reilly Automotive, Inc. (J)	81	10,335
Occidental Petroleum Corp.	7,384	690,699
Ocwen Financial Corp. - Class B (J)	2,410	134,406
Omnicare, Inc. (A)	2,300	127,650
Omnicom Group, Inc.	676	42,885
ON Semiconductor Corp. (J)	8,134	59,378
Oracle Corp.	47,079	1,561,610
Oshkosh Corp. (J)	2,810	137,634
PACCAR, Inc. (A)	11,469	638,365
PepsiCo, Inc.	7,654	608,493
Pfizer, Inc.	37,924	1,088,798
Philip Morris International, Inc.	15,580	1,349,072
Phillips 66	3,845	222,318
Pilgrim’s Pride Corp. (A) (J)	7,700	129,283
Pinnacle West Capital Corp.	2,030	111,122
Pitney Bowes, Inc. (A)	7,480	136,061
PNC Financial Services Group, Inc.	2,997	217,133
Popular, Inc. (J)	2,280	59,804
Post Properties, Inc. - REIT (A)	1,265	56,950
PPG Industries, Inc.	3,190	532,921
priceline.com, Inc. (A) (J)	400	404,380
Procter & Gamble Co.	17,821	1,347,089
ProLogis, Inc. - Class A REIT (A)	739	27,801
Prudential Financial, Inc.	2,310	180,134
PulteGroup, Inc. (A)	17,878	294,987
QUALCOMM, Inc. (A)	12,952	872,447
Questar Corp. (A)	4,348	97,787
R.R. Donnelley & Sons Co. (A)	2,700	42,660
Range Resources Corp. (A)	942	71,488
RenaissanceRe Holdings, Ltd. (A)	3,074	278,289
RLJ Lodging Trust - REIT (A)	5,290	124,262
Roper Industries, Inc. (A)	300	39,861
Ross Stores, Inc.	1,208	87,942
Rovi Corp. (A) (J)	7,000	134,190
Royal Caribbean Cruises, Ltd. - Class A (A)	6,989	267,539
SanDisk Corp.	2,942	175,078
Schlumberger, Ltd.	13,552	1,197,455
Seagate Technology PLC (A)	3,860	168,836
Sempra Energy (A)	3,661	313,382
Service Corp., International	6,840	127,361
Simon Property Group, Inc. - REIT	2,120	314,248
Southwest Airlines Co.	16,294	237,241
Spectrum Brands Holdings, Inc. - Class A	1,160	76,374
SPX Corp. (A)	2,116	179,098
St. Jude Medical, Inc.	860	46,130
Starbucks Corp.	1,786	137,468
State Street Corp. (A)	8,136	534,942
Symantec Corp.	19,680	487,080
Target Corp. (A)	12,093	773,710
TE Connectivity, Ltd.	2,530	131,003
Thermo Fisher Scientific, Inc. (A)	2,196	202,361
Time Warner Cable, Inc.	5,292	590,587
Time Warner, Inc.	18,882	1,242,624
TJX Cos., Inc. (A)	10,873	613,128
Toll Brothers, Inc. (A) (J)	1,368	44,364
Travelers Cos., Inc.	2,800	237,356
Tyco International, Ltd.	2,290	80,104

	Shares	Value
United States (continued)
Tyson Foods, Inc. - Class A (A)	4,110	$ 116,231
U.S. Steel Corp. (A)	4,031	82,998
UGI Corp. (A)	3,530	138,129
Union Pacific Corp.	7,159	1,112,079
United Parcel Service, Inc. - Class B (A)	220	20,101
United Technologies Corp.	13,451	1,450,287
UnitedHealth Group, Inc.	11,213	802,963
V.F. Corp. (A)	3,480	692,694
Valeant Pharmaceuticals International, Inc. (J)	2,088	217,841
Valero Energy Corp.	6,789	231,844
Ventas, Inc. - REIT	5,618	345,507
Verizon Communications, Inc.	27,949	1,304,100
Vertex Pharmaceuticals, Inc. (A) (J)	9,195	697,165
Viacom, Inc. - Class B	5,320	444,646
Visa, Inc. - Class A (A)	6,828	1,304,831
VMware, Inc. - Class A (A) (J)	1,136	91,902
Wal-Mart Stores, Inc.	3,994	295,396
Walgreen Co.	8,730	469,674
Walt Disney Co. - Class A (A)	4,145	267,311
Washington Post Co. - Class B (A)	100	61,135
WellPoint, Inc. (A)	6,080	508,349
Wells Fargo & Co.	65,671	2,713,526
Western Digital Corp. (A)	7,560	479,304
Western Refining, Inc. (A)	2,820	84,713
Whirlpool Corp.	990	144,976
Williams Cos., Inc.	7,996	290,735
WW Grainger, Inc.	1,148	300,443
Wyndham Worldwide Corp.	2,280	139,012
Xcel Energy, Inc. (A)	18,735	517,273
Xilinx, Inc. (A)	4,600	215,556
Yahoo! Inc. (J)	18,190	603,180
Yum! Brands, Inc.	4,007	286,060

Total Common Stocks (cost $106,997,131)		117,625,062

INVESTMENT COMPANIES - 5.9%
United States - 5.9%
JPMorgan High Yield Fund (K)	715,143	5,771,208
JPMorgan International Equity Fund (K)	980,048	15,504,362
JPMorgan International Opportunities Fund (K)	1,039,297	15,651,813

Total Investment Companies (cost $31,373,305)		36,927,383

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	41,985,381	41,985,381

Total Securities Lending Collateral (cost $41,985,381)		41,985,381

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $37,330,305 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $38,078,236.	$ 37,330,295	37,330,295

Total Repurchase Agreement (cost $37,330,295)		37,330,295

Total Investment Securities (cost $668,088,372) (L)		679,799,507
Other Assets and Liabilities - Net		(48,713,948)

Net Assets		$ 631,085,559

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Government of Canada Bond	Long	23	12/18/2013	$39,745
10-Year U.S. Treasury Note	Long	41	12/19/2013	3,494
10-Year U.S. Treasury Note	Short	(46)	12/19/2013	(94,985)
2-Year U.S. Treasury Note	Long	21	12/31/2013	12,457
30-Year U.S. Treasury Bond	Long	17	12/19/2013	33,340
5-Year U.S. Treasury Note	Short	(220)	12/31/2013	(315,279)
CAC 40 Index	Short	(54)	10/18/2013	(3,389)
EURO STOXX 50 Index	Long	133	12/20/2013	4,396
FTSE 100 Index	Long	30	12/20/2013	(62,142)
FTSE MIB Index	Long	16	12/20/2013	(28,897)
German Euro Bund	Short	(13)	12/06/2013	(51,530)
Hang Seng Index	Short	(42)	10/30/2013	99,208
IBEX 35 Index	Long	16	10/18/2013	35,547
Russell 2000 Mini Index	Long	66	12/20/2013	128,238
S&P 500 E-Mini Index	Long	149	12/20/2013	(62,378)
S&P TSX 60 Index	Short	(21)	12/19/2013	11,730
SPI 200 Index	Long	26	12/19/2013	(25,467)
TOPIX Index	Long	52	12/12/2013	33,329

				$(242,583)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
U.S. Government Agency Obligations	25.0%		$169,786,095
U.S. Government Obligations	14.2		96,795,877
Capital Markets	6.9		46,738,321
Mortgage-Backed Securities	5.0		33,971,722
Commercial Banks	3.4		23,251,421
Asset-Backed Securities	3.0		20,247,389
Oil, Gas & Consumable Fuels	2.8		19,371,866
Diversified Financial Services	2.7		18,476,705
Insurance	1.6		10,642,939
Media	1.5		9,977,045
Electric Utilities	1.4		9,619,912
Pharmaceuticals	1.2		8,111,170
Diversified Telecommunication Services	1.2		7,835,769
Software	1.0		7,139,296
Real Estate Investment Trusts	0.9		6,357,761
Energy Equipment & Services	0.9		5,991,852
Computers & Peripherals	0.8		5,690,221
Health Care Providers & Services	0.8		5,529,645
Aerospace & Defense	0.8		5,384,510
Biotechnology	0.8		5,209,680
Consumer Finance	0.7		4,834,331
IT Services	0.7		4,834,038
Specialty Retail	0.7		4,577,891
Road & Rail	0.7		4,430,887
Beverages	0.6		4,407,014
Food Products	0.6		4,159,916
Chemicals	0.6		3,835,744
Food & Staples Retailing	0.5		3,440,987
Internet Software & Services	0.5		3,243,969
Semiconductors & Semiconductor Equipment	0.4		2,951,430
Multi-Utilities	0.4		2,879,773
Communications Equipment	0.4		2,741,149
Metals & Mining	0.4		2,679,848
Tobacco	0.4		2,524,387
Machinery	0.4		2,387,787
Household Products	0.3		2,314,154
Automobiles	0.3		2,185,495
Multiline Retail	0.3		2,121,806
Wireless Telecommunication Services	0.3		1,943,321
Health Care Equipment & Supplies	0.3		1,810,719
Commercial Services & Supplies	0.3		1,803,806
Airlines	0.2		1,701,028
Industrial Conglomerates	0.2		1,534,573
Internet & Catalog Retail	0.2		1,402,539
Hotels, Restaurants & Leisure	0.2		1,382,764
Foreign Government Obligations	0.2		1,380,588
Electrical Equipment	0.2		1,328,967
Construction & Engineering	0.2		1,133,451
Gas Utilities	0.2		1,021,986
Textiles, Apparel & Luxury Goods	0.1		937,881
Independent Power Producers & Energy Traders	0.1		792,213
Household Durables	0.1		653,382
Transportation Infrastructure	0.1		548,620
Life Sciences Tools & Services	0.1		537,046
Electronic Equipment & Instruments	0.1		491,899
Containers & Packaging	0.1		411,049
Auto Components	0.1		407,980
Municipal Government Obligations	0.1		386,307
Building Products	0.1		373,549
Paper & Forest Products	0.0	(F)	334,464
Trading Companies & Distributors	0.0	(F)	300,443
Diversified Consumer Services	0.0	(F)	263,060
Personal Products	0.0	(F)	165,630
Thrifts & Mortgage Finance	0.0	(F)	156,336
Professional Services	0.0	(F)	125,659
Office Electronics	0.0	(F)	119,123
Water Utilities	0.0	(F)	80,764
Air Freight & Logistics	0.0	(F)	47,202
Construction Materials	0.0	(F)	24,752
Health Care Technology	0.0	(F)	16,711
Real Estate Management & Development	0.0	(F)	11,237

Investment Securities, at Value	88.3		600,308,851
Short-Term Investments	11.7		79,490,656

Total Investments	100.0%		$679,799,507

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $41,085,937. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,651,777.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Percentage rounds to less than 0.1%.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $151,563, or 0.02% of the portfolio’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(L)	Aggregate cost for federal income tax purposes is $668,088,372. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,873,993 and $11,162,858, respectively. Net unrealized appreciation for tax purposes is $11,711,135.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $52,176,923, or 8.27% of the portfolio’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$96,795,877	$—	$96,795,877
U.S. Government Agency Obligations	—	169,786,095	—	169,786,095
Foreign Government Obligations	—	1,380,588	—	1,380,588
Mortgage-Backed Securities	—	33,971,722	—	33,971,722
Asset-Backed Securities	—	20,247,389	—	20,247,389
Municipal Government Obligations	—	386,307	—	386,307
Corporate Debt Securities	—	122,973,035	—	122,973,035
Convertible Bond	—	103,193	—	103,193
Short-Term U.S. Government Obligations	—	174,980	—	174,980
Preferred Stock	112,200	—	—	112,200
Common Stocks	117,625,062	—	—	117,625,062
Investment Companies	36,927,383	—	—	36,927,383
Securities Lending Collateral	41,985,381	—	—	41,985,381
Repurchase Agreement	—	37,330,295	—	37,330,295

Total Investment Securities	$196,650,026	$483,149,481	$—	$679,799,507

Derivative Financial Instruments
Futures Contracts (N)	$401,484	$—	$—	$401,484

Total Derivative Financial Instruments	$401,484	$—	$—	$401,484

Other Assets (O)
Cash	$1,946	$—	$—	$1,946
Cash on Deposit with Broker	65,000	—	—	65,000
Foreign Currency	30,933	—	—	30,933
Other Assets (P)	—	—	859,806	859,806

Total Other Assets	$97,879	$—	$859,806	$957,685

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(644,067)	$—	$—	$(644,067)

Total Derivative Financial Instruments	$(644,067)	$—	$—	$(644,067)

Other Liabilities (O)
Collateral for Securities on Loan	$(41,985,381)	$—	$—	$(41,985,381)

Total Other Liabilities	$(41,985,381)	$—	$—	$(41,985,381)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(P)	Other assets include pending litigation receivable.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2013 (R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (Q)
Other Assets	$752,331	$—	$—	$—	$—	$107,475	$—	$—	$859,806	$107,475

(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 93.8%
iShares Barclays 20+ Year Treasury Bond Fund (A)	282,490	$ 30,056,936
iShares Core S&P 500 ETF (A)	596,703	100,783,137
iShares Core Total US Bond Market ETF	140,178	15,027,081
iShares MSCI EAFE Index Fund	232,154	14,809,104
SPDR S&P 500 ETF Trust	105,884	17,799,100
Vanguard Total Bond Market ETF	1,301,851	105,293,709
Growth - Small Cap - 4.9%
Vanguard Small-Capital ETF (A)	144,728	14,833,173

Total Investment Companies (cost $291,503,064)		298,602,240

	Contracts	Value
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
S&P 500 Index
Index Value $ 1,350.00
Expires 12/20/2014	50	208,500
S&P 500 Index
Index Value $ 1,400.00
Expires 12/20/2014	113	577,430
S&P 500 Index
Index Value $ 1,425.00
Expires 12/20/2014	55	307,725
S&P 500 Index
Index Value $ 1,450.00
Expires 12/20/2014	116	704,120
S&P 500 Index
Index Value $ 1,475.00
Expires 12/20/2014	39	263,055

Total Purchased Options (cost $2,331,115)		2,060,830

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	34,151,174	34,151,174

Total Securities Lending Collateral (cost $34,151,174)		34,151,174

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $4,041,730 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $4,127,202.	$ 4,041,729	4,041,729

Total Repurchase Agreement (cost $4,041,729)		4,041,729

Total Investment Securities (cost $332,027,082) (C)		338,855,973
Other Assets and Liabilities - Net		(36,320,595)

Net Assets		$ 302,535,378

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $33,413,520. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $332,027,082. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,845,949 and $5,017,058, respectively. Net unrealized appreciation for tax purposes is $6,828,891.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$298,602,240	$—	$—	$298,602,240
Purchased Options	2,060,830	—	—	2,060,830
Securities Lending Collateral	34,151,174	—	—	34,151,174
Repurchase Agreement	—	4,041,729	—	4,041,729

Total Investment Securities	$334,814,244	$4,041,729	$—	$338,855,973

Other Assets (E)
Cash	$481	$—	$—	$481

Total Other Assets	$481	$—	$—	$481

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(34,151,174)	$—	$—	$(34,151,174)

Total Other Liabilities	$(34,151,174)	$—	$—	$(34,151,174)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
Capital Markets - 91.5%
iShares Barclays 20+ Year Treasury Bond Fund (A)	69,237	$ 7,366,817
iShares Core S&P 500 ETF (A)	365,532	61,738,355
iShares Core Total US Bond Market ETF	57,262	6,138,486
iShares MSCI EAFE Index Fund	132,733	8,467,038
SPDR S&P 500 ETF Trust	36,034	6,057,315
Vanguard Total Bond Market ETF	288,691	23,349,328
Growth - Small Cap - 6.9%
Vanguard Small-Capital ETF (A)	82,747	8,480,740

Total Investment Companies (cost $116,953,474)		121,598,079

	Contracts	Value
PURCHASED OPTIONS - 1.0%
Put Options - 1.0%
S&P 500 Index
Index Value $ 1,350.00
Expires 12/20/2014	25	104,250
S&P 500 Index
Index Value $ 1,400.00
Expires 12/20/2014	73	373,030
S&P 500 Index
Index Value $ 1,425.00
Expires 12/20/2014	25	139,875
S&P 500 Index
Index Value $ 1,450.00
Expires 12/20/2014	67	406,690
S&P 500 Index
Index Value $ 1,475.00
Expires 12/20/2014	26	175,370

Total Purchased Options (cost $1,341,168)		1,199,215

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	25,821,407	25,821,407

Total Securities Lending Collateral (cost $25,821,407)		25,821,407

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $4,449,445 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $4,543,391.	$ 4,449,444	4,449,444

Total Repurchase Agreement (cost $4,449,444)		4,449,444

Total Investment Securities (cost $148,565,493) (C)		153,068,145
Other Assets and Liabilities - Net		(29,503,689)

Net Assets		$ 123,564,456

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $25,277,623. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $148,565,493. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,584,458 and $1,081,806, respectively. Net unrealized appreciation for tax purposes is $4,502,652.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$121,598,079	$—	$—	$121,598,079
Purchased Options	1,199,215	—	—	1,199,215
Securities Lending Collateral	25,821,407	—	—	25,821,407
Repurchase Agreement	—	4,449,444	—	4,449,444

Total Investment Securities	$148,618,701	$4,449,444	$—	$153,068,145

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(25,821,407)	$—	$—	$(25,821,407)
Due to Custodian	(96,351)	—	—	(96,351)

Total Other Liabilities	$(25,917,758)	$—	$—	$(25,917,758)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 62.8%
Madison Core Bond Fund (A)	920,516	$ 9,343,233
Madison Equity Income Fund (A)	61,693	611,379
Madison High Quality Bond Fund (A)	476,848	5,259,631
Madison International Stock Fund (A)	211,541	2,682,344
Madison Investors Fund (A)	203,637	4,422,989
Madison Large Capital Growth Fund (A)	124,694	2,537,521
Madison Large Capital Value Fund (A)	439,336	7,209,497
Fixed Income - 8.0%
Transamerica PIMCO Total Return VP (B)	359,497	4,083,888
Global/International Equity - 2.1%
Transamerica International Value Opportunities (C)	107,312	1,063,458
Inflation-Protected Securities - 1.0%
Transamerica PIMCO Real Return TIPS VP (B)	51,879	511,004
Tactical and Specialty - 5.7%
Transamerica Bond (C)	281,937	2,929,323
U.S. Equity - 19.6%
Transamerica JPMorgan Enhanced Index VP (B)	326,262	5,177,770
Transamerica Systematic Small/Mid Cap Value VP (B)	222,770	4,836,327

Total Investment Companies (cost $50,258,396)		50,668,364

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $401,047 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $409,962.	$ 401,047	401,047

Total Repurchase Agreement (cost $401,047)		401,047

Total Investment Securities (cost $50,659,443) (E)		51,069,411
Other Assets and Liabilities - Net		4,614

Net Assets		$ 51,074,025

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $50,659,443. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,013,124 and $603,156, respectively. Net unrealized appreciation for tax purposes is $409,968.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$50,668,364	$—	$—	$50,668,364
Repurchase Agreement	—	401,047	—	401,047

Total Investment Securities	$50,668,364	$401,047	$—	$51,069,411

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 63.0%
Madison Core Bond Fund (A)	1,115,199	$ 11,319,268
Madison Equity Income Fund (A)	144,644	1,433,426
Madison High Quality Bond Fund (A)	661,686	7,298,402
Madison International Stock Fund (A)	157,293	1,994,471
Madison Investors Fund (A)	163,318	3,547,272
Madison Large Capital Growth Fund (A)	140,330	2,855,721
Madison Large Capital Value Fund (A)	466,563	7,656,306
Fixed Income - 23.4%
Transamerica PIMCO Total Return VP (B)	1,183,389	13,443,294
Inflation-Protected Securities - 1.5%
Transamerica PIMCO Real Return TIPS VP (B)	87,576	862,624
Tactical and Specialty - 6.5%
Transamerica Bond (C)	356,452	3,703,539
U.S. Equity - 5.2%
Transamerica Systematic Small/Mid Cap Value VP (B)	137,228	2,979,213

Total Investment Companies (cost $57,577,907)		57,093,536

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $405,493 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $416,188.	$ 405,493	405,493

Total Repurchase Agreement (cost $405,493)		405,493

Total Investment Securities (cost $57,983,400) (E)		57,499,029
Other Assets and Liabilities - Net		(176,692)

Net Assets		$ 57,322,337

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $57,983,400. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $553,444 and $1,037,815, respectively. Net unrealized depreciation for tax purposes is $484,371.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$57,093,536	$—	$—	$57,093,536
Repurchase Agreement	—	405,493	—	405,493

Total Investment Securities	$57,093,536	$405,493	$—	$57,499,029

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 28.9%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 275,000	$ 227,949
2.75%, 11/15/2042 (A)	100,000	82,765
4.38%, 05/15/2041	400,000	452,250
U.S. Treasury Note
0.50%, 10/15/2013 (A)	1,500,000	1,500,234
1.00%, 09/30/2016	2,400,000	2,424,749
1.38%, 12/31/2018	3,300,000	3,284,015
1.63%, 08/15/2022	1,000,000	931,562
2.00%, 11/15/2021 - 02/15/2023	2,450,000	2,369,797
2.38%, 10/31/2014 - 06/30/2018	6,250,000	6,476,511
2.50%, 04/30/2015	500,000	517,793
3.13%, 10/31/2016 - 05/15/2021	5,150,000	5,526,850

Total U.S. Government Obligations (cost $24,123,040)		23,794,475

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Fannie Mae
3.00%, 10/01/2042 - 03/01/2043	818,291	800,110
3.50%, 08/01/2042 - 10/01/2042	787,140	801,908
4.00%, 01/01/2041 - 10/01/2041	1,190,816	1,251,027
4.50%, 03/01/2039 - 03/01/2041	56,557	60,402
5.00%, 07/01/2035	19,798	21,487
Freddie Mac
3.00%, 09/01/2042 - 04/01/2043	1,314,798	1,280,855
3.50%, 06/01/2042 - 09/01/2042	1,141,270	1,159,253
4.00%, 09/01/2040 - 10/01/2041	218,398	228,345
4.50%, 11/01/2039	19,693	20,945
Ginnie Mae
3.50%, 12/15/2042	285,685	294,196
4.00%, 12/15/2039	31,949	33,740
4.50%, 08/15/2040	38,042	41,002

Total U.S. Government Agency Obligations (cost $6,187,089)		5,993,270

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
City of Jacksonville, FL
5.00%, 10/01/2029	250,000	260,863

Total Municipal Government Obligation (cost $258,464)		260,863

CORPORATE DEBT SECURITIES - 20.6%
Automobiles - 0.5%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 - 144A	450,000	451,261
Beverages - 0.7%
Coca-Cola Co.
5.35%, 11/15/2017 (A)	475,000	546,920
Commercial Banks - 1.5%
KeyCorp, Series MTN
5.10%, 03/24/2021	500,000	550,582
U.S. Bancorp
4.20%, 05/15/2014	200,000	204,816
Wells Fargo & Co., Series GMTN
3.50%, 03/08/2022	500,000	500,454
Computers & Peripherals - 1.0%
Apple, Inc.
2.40%, 05/03/2023	450,000	407,331
EMC Corp.
2.65%, 06/01/2020	425,000	420,703

	Principal	Value
Consumer Finance - 1.1%
American Express Credit Corp., Series GMTN
1.75%, 06/12/2015	$ 450,000	$ 458,201
John Deere Capital Corp., Series MTN
1.40%, 03/15/2017	425,000	423,157
Diversified Financial Services - 1.1%
General Electric Capital Corp.
2.90%, 01/09/2017	500,000	523,376
JPMorgan Chase & Co.
1.80%, 01/25/2018	400,000	394,430
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 02/15/2022	400,000	375,120
Verizon Communications, Inc.
5.15%, 09/15/2023	425,000	455,509
Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	197,576
Energy Equipment & Services - 0.4%
Enterprise Products Operating LLC
5.20%, 09/01/2020	300,000	333,837
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	542,270
CVS Caremark Corp.
4.13%, 05/15/2021	550,000	577,024
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	412,304
Walgreen Co.
5.25%, 01/15/2019	450,000	507,084
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.
1.85%, 06/15/2018	425,000	424,622
Stryker Corp.
2.00%, 09/30/2016	300,000	308,337
Industrial Conglomerates - 0.6%
Danaher Corp.
3.90%, 06/23/2021	425,000	451,684
Insurance - 0.3%
Marsh & McLennan Cos., Inc., Series MTN
2.55%, 10/15/2018	225,000	226,157
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.
1.20%, 11/29/2017	425,000	415,172
Internet Software & Services - 0.5%
eBay, Inc.
1.35%, 07/15/2017 (A)	425,000	422,047
Machinery - 0.6%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	522,971
Media - 1.1%
Comcast Corp.
5.15%, 03/01/2020	475,000	537,781
Walt Disney Co., Series GMTN
1.10%, 12/01/2017	300,000	294,583
Walt Disney Co., Series MTN
4.50%, 12/15/2013	100,000	100,832
Metals & Mining - 0.2%
Rio Tinto Finance USA PLC
2.25%, 12/14/2018	150,000	147,895

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Multiline Retail - 0.6%
Target Corp.
2.90%, 01/15/2022	$ 500,000	$ 488,176
Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips
5.75%, 02/01/2019	450,000	524,720
Energy Transfer Partners, LP
4.15%, 10/01/2020	200,000	205,543
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	430,916
Valero Energy Corp.
6.13%, 06/15/2017	450,000	514,318
Pharmaceuticals - 0.9%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	417,303
Eli Lilly & Co.
4.20%, 03/06/2014	100,000	101,623
Pfizer, Inc.
5.35%, 03/15/2015	200,000	213,650
Real Estate Investment Trusts - 0.6%
Simon Property Group, LP
3.38%, 03/15/2022 (A)	500,000	490,528
Road & Rail - 0.5%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	396,948
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
1.95%, 10/01/2016	200,000	205,568
3.30%, 10/01/2021	425,000	423,012
Software - 0.5%
Microsoft Corp.
3.00%, 10/01/2020	400,000	407,672

Total Corporate Debt Securities (cost $17,239,871)		16,954,013

	Shares	Value
COMMON STOCKS - 39.0%
Aerospace & Defense - 2.4%
Boeing Co.	4,802	564,235
General Dynamics Corp.	4,865	425,785
United Technologies Corp. (A)	9,005	970,919
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B (A)	9,938	908,035
Beverages - 2.0%
Coca-Cola Co.	11,991	454,219
Diageo PLC - ADR	3,552	451,388
PepsiCo, Inc.	9,230	733,785
Capital Markets - 1.0%
Bank of New York Mellon Corp.	13,553	409,165
Northern Trust Corp. (A)	7,178	390,411
Commercial Banks - 3.4%
BB&T Corp. (A)	16,160	545,400
M&T Bank Corp. (A)	4,520	505,879
US Bancorp - Class A (A)	23,771	869,543
Wells Fargo & Co.	21,307	880,405
Commercial Services & Supplies - 0.4%
Waste Management, Inc. (A)	8,749	360,809
Communications Equipment - 1.1%
QUALCOMM, Inc.	13,835	931,926
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (A)	21,092	713,331

	Shares	Value
Electrical Equipment - 0.7%
Emerson Electric Co. (A)	9,149	$ 591,940
Energy Equipment & Services - 0.4%
Ensco PLC - Class A	6,455	346,956
Food & Staples Retailing - 0.9%
Sysco Corp. (A)	10,217	325,207
Wal-Mart Stores, Inc.	5,246	387,994
Food Products - 0.7%
Nestle SA - ADR	8,654	602,318
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. (A)	4,039	403,981
Medtronic, Inc.	12,371	658,756
Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	8,612	828,561
Household Products - 0.9%
Procter & Gamble Co.	9,705	733,601
Industrial Conglomerates - 1.2%
3M Co. (A)	8,205	979,759
Insurance - 2.4%
PartnerRe, Ltd.	6,796	622,106
Travelers Cos., Inc.	15,826	1,341,570
IT Services - 1.6%
Accenture PLC - Class A	9,891	728,373
Automatic Data Processing, Inc.	7,430	537,784
Media - 2.3%
Omnicom Group, Inc. (A)	8,903	564,807
Time Warner, Inc. (A)	10,851	714,104
Viacom, Inc. - Class B (A)	6,735	562,911
Multiline Retail - 0.7%
Target Corp. (A)	9,241	591,239
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	11,408	1,386,072
ConocoPhillips (A)	11,816	821,330
Exxon Mobil Corp. (A)	13,295	1,143,902
Occidental Petroleum Corp.	5,793	541,877
Pharmaceuticals - 4.6%
Johnson & Johnson	12,743	1,104,691
Merck & Co., Inc.	22,661	1,078,890
Novartis AG - ADR	4,852	372,197
Pfizer, Inc.	42,998	1,234,472
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp. (A)	14,012	321,155
Linear Technology Corp.	11,221	445,025
Microchip Technology, Inc. (A)	10,865	437,751
Software - 1.0%
Microsoft Corp.	14,989	499,284
Oracle Corp.	10,325	342,480
Tobacco - 0.8%
Philip Morris International, Inc.	7,927	686,399

Total Common Stocks (cost $28,187,837)		32,052,727

SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	11,882,816	11,882,816

Total Securities Lending Collateral (cost $11,882,816)		11,882,816

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.9%

State Street Bank & Trust Co.
0.01% (B), dated 09/30/2013, to be repurchased at $3,232,436 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $3,299,780.

	$ 3,232,436	$ 3,232,436

Total Repurchase Agreement (cost $3,232,436)		3,232,436

Total Investment Securities (cost $91,111,553) (C)		94,170,600
Other Assets and Liabilities - Net		(11,946,590)

Net Assets		$ 82,224,010

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,627,339. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $91,111,553. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,040,633 and $981,586, respectively. Net unrealized appreciation for tax purposes is $3,059,047.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $451,261, or 0.55% of the portfolio’s net assets.
ADR	American Depositary Receipt
GMTN	Global Medium Term Note
MTN	Medium Term Note

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$23,794,475	$—	$23,794,475
U.S. Government Agency Obligations	—	5,993,270	—	5,993,270
Municipal Government Obligation	—	260,863	—	260,863
Corporate Debt Securities	—	16,954,013	—	16,954,013
Common Stocks	32,052,727	—	—	32,052,727
Securities Lending Collateral	11,882,816	—	—	11,882,816
Repurchase Agreement	—	3,232,436	—	3,232,436

Total Investment Securities	$43,935,543	$50,235,057	$—	$94,170,600

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(11,882,816)	$—	$—	$(11,882,816)

Total Other Liabilities	$(11,882,816)	$—	$—	$(11,882,816)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 34.0%
U.S. Treasury STRIPS
0.33%, 08/15/2015 (A) (B)	$ 15,810,000	$ 15,717,685
0.63%, 08/15/2016 (A)	10,110,000	9,930,123
1.14%, 11/15/2017 (A)	16,570,000	15,813,049

Total U.S. Government Obligations (cost $41,709,380)		41,460,857

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.0%
Fannie Mae
0.50%, 03/30/2016 (B)	8,250,000	8,229,820
0.88%, 08/28/2017 (B)	8,935,000	8,846,374
Federal Farm Credit Banks
4.88%, 01/17/2017 (B)	2,485,000	2,806,154
Freddie Mac
0.38%, 08/28/2015 (B)	4,000,000	3,999,428
0.50%, 05/13/2016 (B)	5,550,000	5,535,620
1.00%, 06/21/2017 - 09/29/2017 (B)	16,955,000	16,880,880

Total U.S. Government Agency Obligations (cost $46,487,543)		46,298,276

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bill
0.02%, 12/19/2013 (A) (C)	600,000	599,977

Total Short-Term U.S. Government Obligation (cost $599,977)		599,977

	Contracts	Value
PURCHASED OPTIONS - 17.9%
Call Options - 17.9%
OTC- S&P 500 Index - Flex
Index Value $1,520.00
Expires 03/17/2018
Counterparty: UBS	65	2,055,789
OTC- S&P 500 Index - Flex
Index Value $1,600.00
Expires 04/30/2018
Counterparty: UBS	310	8,687,533
OTC- S&P 500 Index - Flex
Index Value $1,700.00
Expires 08/01/2018
Counterparty: UBS	450	11,014,516

Total Purchased Options (cost $21,673,475)		21,757,838

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (A)	29,935,595	29,935,595

Total Securities Lending Collateral (cost $29,935,595)		29,935,595

Principal	Value
REPURCHASE AGREEMENT - 9.0%

State Street Bank & Trust Co.
0.01% (A), dated 09/30/2013, to be repurchased at $11,006,324 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $11,227,049.

$ 11,006,321	$ 11,006,321

Total Repurchase Agreement (cost $11,006,321)	11,006,321

Total Investment Securities (cost $151,412,291) (D)	151,058,864
Other Assets and Liabilities - Net	(29,189,744)

Net Assets	$ 121,869,120

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	34	12/20/2013	$(38,077)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $29,323,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $599,993.
(D)	Aggregate cost for federal income tax purposes is $151,412,291. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $815,199 and $1,168,626, respectively. Net unrealized depreciation for tax purposes is $353,427.

DEFINITIONS:

OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$41,460,857	$—	$41,460,857
U.S. Government Agency Obligations	—	46,298,276	—	46,298,276
Short-Term U.S. Government Obligation	—	599,977	—	599,977
Purchased Options	21,757,838	—	—	21,757,838
Securities Lending Collateral	29,935,595	—	—	29,935,595
Repurchase Agreement	—	11,006,321	—	11,006,321

Total Investment Securities	$51,693,433	$99,365,431	$—	$151,058,864

Other Assets (F)
Cash	$19,200	$—	$—	$19,200

Total Other Assets	$19,200	$—	$—	$19,200

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(38,077)	$—	$—	$(38,077)

Total Derivative Financial Instruments	$(38,077)	$—	$—	$(38,077)

Other Liabilities (F)
Collateral for Securities on Loan	$(29,935,595)	$—	$—	$(29,935,595)

Total Other Liabilities	$(29,935,595)	$—	$—	$(29,935,595)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 0.6%
QBE Insurance Group, Ltd.	115,565	$ 1,581,582
Brazil - 1.4%
BM&FBovespa SA	176,300	984,792
Itau Unibanco Holding SA - ADR	194,273	2,743,135
Tim Participacoes SA - ADR	14,180	334,222
Canada - 2.4%
Canadian National Railway Co.	53,400	5,413,158
Shoppers Drug Mart Corp. (A)	27,290	1,571,616
Czech Republic - 0.4%
Komercni Banka AS	4,476	996,458
France - 13.7%
Air Liquide SA - Class A	44,251	6,163,100
Danone SA	82,285	6,193,806
Dassault Systemes SA	12,972	1,731,753
GDF Suez	105,112	2,640,669
Legrand SA	61,803	3,429,273
LVMH Moet Hennessy Louis Vuitton SA	32,869	6,474,372
Pernod-Ricard SA	49,867	6,192,391
Schneider Electric SA	76,591	6,477,047
Germany - 10.7%
Bayer AG	93,619	11,039,032
Beiersdorf AG	47,438	4,212,547
Linde AG	32,124	6,362,393
Merck KGaA	28,897	4,509,414
SAP AG	64,518	4,771,773
Hong Kong - 3.5%
AIA Group, Ltd.	754,000	3,543,535
China Unicom Hong Kong, Ltd. (A)	1,454,000	2,275,888
Li & Fung, Ltd. (A)	2,950,000	4,290,411
India - 1.0%
ICICI Bank, Ltd. - ADR (A)	91,220	2,780,386
Italy - 0.5%
Saipem SpA	70,567	1,533,194
Japan - 12.3%
Canon, Inc.	52,400	1,668,569
Denso Corp. (A)	130,200	6,066,595
FANUC Corp. (A)	21,600	3,562,094
Honda Motor Co., Ltd.	178,800	6,794,018
Hoya Corp.	161,700	3,814,867
INPEX Corp.	293,200	3,454,149
Kyocera Corp. (A)	44,400	2,353,365
Lawson, Inc. (A)	32,300	2,526,955
Shin-Etsu Chemical Co., Ltd. (A)	82,400	5,029,757
Korea, Republic of - 0.7%
Samsung Electronics Co., Ltd.	1,681	2,138,253
Netherlands - 8.6%
Akzo Nobel NV	72,756	4,781,139
Heineken NV	81,712	5,791,406
ING Groep NV (B)	583,623	6,593,571
Randstad Holding NV	132,929	7,488,249
Russian Federation - 0.5%
Sberbank of Russia - ADR	108,010	1,301,520
Singapore - 1.7%
DBS Group Holdings, Ltd.	280,000	3,664,740
Singapore Telecommunications, Ltd.	418,700	1,244,870
Spain - 2.1%
Amadeus IT Holding SA - Class A	131,801	4,671,645
Banco Santander SA	165,672	1,351,052

	Shares	Value
Sweden - 1.1%
Hennes & Mauritz AB - Class B	75,360	$ 3,272,749
Switzerland - 10.6%
Julius Baer Group, Ltd. (B)	93,508	4,363,396
Keuhne & Nagel International AG	13,720	1,797,777
Nestle SA	137,010	9,582,443
Roche Holding AG	16,645	4,489,098
Sonova Holding AG (B)	17,611	2,188,839
Swiss Re AG (B)	32,133	2,657,764
UBS AG - Class A (B)	269,602	5,515,162
Taiwan - 2.3%
Hon Hai Precision Industry Co., Ltd.	894,729	2,296,815
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	262,307	4,448,727
United Kingdom - 19.6%
Barclays PLC	898,371	3,861,362
BG Group PLC	234,876	4,488,745
Compass Group PLC	497,250	6,842,487
Diageo PLC	134,799	4,288,146
Hays PLC	846,299	1,622,168
HSBC Holdings PLC	780,975	8,463,366
Reckitt Benckiser Group PLC	62,680	4,586,567
Rio Tinto PLC	98,290	4,810,251
Smiths Group PLC	155,538	3,522,691
Standard Chartered PLC	284,595	6,823,428
WPP PLC - Class A	343,360	7,059,496
United States - 3.9%
Check Point Software Technologies, Ltd. (A) (B)	26,650	1,507,324
Delphi Automotive PLC - Class A (A)	69,990	4,088,816
Valeant Pharmaceuticals International, Inc. (B)	30,280	3,159,112
Yum! Brands, Inc. (A)	35,140	2,508,645

Total Common Stocks (cost $228,446,078)		280,788,135

RIGHT - 0.1%
United Kingdom - 0.1%
Barclays PLC (B)	224,593	293,602

Total Right (cost $—)		293,602

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	22,951,406	22,951,406

Total Securities Lending Collateral (cost $22,951,406)		22,951,406

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $5,359,481 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $5,469,085.	$ 5,359,479	5,359,479

Total Repurchase Agreement (cost $5,359,479)		5,359,479

Total Investment Securities (cost $256,756,963) (D)		309,392,622
Other Assets and Liabilities - Net		(21,686,851)

Net Assets		$ 287,705,771

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	10.4%	$32,279,049
Pharmaceuticals	7.5	23,196,656
Chemicals	7.2	22,336,389
Beverages	5.3	16,271,943
Food Products	5.1	15,776,249
Textiles, Apparel & Luxury Goods	3.5	10,764,783
Auto Components	3.3	10,155,411
Electrical Equipment	3.2	9,906,320
Capital Markets	3.2	9,878,558
Hotels, Restaurants & Leisure	3.0	9,351,132
Professional Services	2.9	9,110,417
Electronic Equipment & Instruments	2.7	8,465,047
Software	2.6	8,010,850
Oil, Gas & Consumable Fuels	2.6	7,942,894
Insurance	2.5	7,782,881
Diversified Financial Services	2.4	7,578,363
Media	2.3	7,059,496
Automobiles	2.2	6,794,018
Semiconductors & Semiconductor Equipment	2.1	6,586,980
Road & Rail	1.7	5,413,158
Metals & Mining	1.6	4,810,251
IT Services	1.5	4,671,645
Household Products	1.5	4,586,567
Personal Products	1.4	4,212,547
Food & Staples Retailing	1.3	4,098,571
Machinery	1.2	3,562,094
Industrial Conglomerates	1.1	3,522,691
Diversified Telecommunication Services	1.1	3,520,758
Specialty Retail	1.1	3,272,749
Multi-Utilities	0.9	2,640,669
Health Care Equipment & Supplies	0.7	2,188,839
Marine	0.6	1,797,777
Office Electronics	0.5	1,668,569
Energy Equipment & Services	0.5	1,533,194
Wireless Telecommunication Services	0.1	334,222

Investment Securities, at Value	90.8	281,081,737
Short-Term Investments	9.2	28,310,885

Total Investments	100.0%	$309,392,622

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $22,003,704. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $256,756,963. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $57,841,683 and $5,206,024, respectively. Net unrealized appreciation for tax purposes is $52,635,659.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$30,841,453	$249,946,682	$—	$280,788,135
Right	—	293,602	—	293,602
Securities Lending Collateral	22,951,406	—	—	22,951,406
Repurchase Agreement	—	5,359,479	—	5,359,479

Total Investment Securities	$53,792,859	$255,599,763	$—	$309,392,622

Other Assets (F)
Foreign Currency	$178,791	$—	$—	$178,791

Total Other Assets	$178,791	$—	$—	$178,791

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(22,951,406)	$—	$—	$(22,951,406)

Total Other Liabilities	$(22,951,406)	$—	$—	$(22,951,406)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	300,469	$ 0

Total Preferred Stock (cost $1,364,129)		0

COMMON STOCKS - 96.6%
Automobiles - 2.7%
Tesla Motors, Inc. (A) (E)	30,710	5,939,928
Capital Markets - 1.4%
BlackRock, Inc. - Class A	10,930	2,957,877
Chemicals - 2.4%
Monsanto Co.	50,438	5,264,214
Commercial Services & Supplies - 2.8%
Edenred	185,139	6,011,169
Communications Equipment - 3.0%
Motorola Solutions, Inc.	108,164	6,422,778
Computers & Peripherals - 2.8%
Apple, Inc.	12,743	6,075,225
Diversified Financial Services - 2.8%
McGraw-Hill Financial, Inc.	44,831	2,940,465
MSCI, Inc. - Class A (A)	77,667	3,126,874
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	18,128	1,060,488
Food Products - 2.7%
Mead Johnson Nutrition Co. - Class A	77,593	5,762,056
Health Care Equipment & Supplies - 2.7%
Intuitive Surgical, Inc. (A)	15,267	5,744,514
Health Care Technology - 0.5%
athenahealth, Inc. (A) (E)	10,724	1,164,197
Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	69,599	5,357,035
Insurance - 4.8%
American International Group, Inc.	44,998	2,188,253
Arch Capital Group, Ltd. (A)	50,819	2,750,832
Progressive Corp.	195,757	5,330,463
Internet & Catalog Retail - 14.3%
Amazon.com, Inc. (A)	50,727	15,859,289
Groupon, Inc. - Class A (A)	481,463	5,397,200
NetFlix, Inc. (A)	4,085	1,263,123
priceline.com, Inc. (A)	8,265	8,355,502
Internet Software & Services - 19.7%
Baidu, Inc. - ADR (A)	7,310	1,134,366
Facebook, Inc. - Class A (A)	405,259	20,360,212
Google, Inc. - Class A (A)	15,863	13,894,560
LinkedIn Corp. - Class A (A)	15,814	3,891,193
Qihoo 360 Technology Co., Ltd. - ADR (A)	14,174	1,179,277
Yandex NV - Class A (A)	59,436	2,164,659
IT Services - 6.8%
Mastercard, Inc. - Class A	11,187	7,526,390
Visa, Inc. - Class A	38,061	7,273,457
Life Sciences Tools & Services - 3.0%
Illumina, Inc. (A) (E)	80,326	6,492,751
Media - 3.5%
Charter Communications, Inc. - Class A (A)	16,057	2,163,841
Liberty Media Corp. - Class A (A)	7,002	1,030,344
Naspers, Ltd. - Class N	35,842	3,314,374
Sirius XM Radio, Inc.	265,604	1,027,888

	Shares	Value
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	26,466	$ 2,008,505
Pharmaceuticals - 3.0%
Valeant Pharmaceuticals International, Inc. (A)	62,584	6,529,389
Professional Services - 2.8%
Intertek Group PLC	58,196	3,113,758
Verisk Analytics, Inc. - Class A (A)	45,167	2,934,049
Semiconductors & Semiconductor Equipment - 2.3%
ARM Holdings PLC - ADR	48,013	2,310,386
First Solar, Inc. (A) (E)	64,248	2,583,412
Software - 4.3%
Salesforce.com, Inc. (A)	134,739	6,994,302
Workday, Inc. - Class A (A) (E)	28,752	2,326,899
Textiles, Apparel & Luxury Goods - 4.4%
Christian Dior SA	26,545	5,205,360
Coach, Inc. - Class A	79,352	4,327,064

Total Common Stocks (cost $144,407,641)		208,757,918

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (F)	16,454,140	16,454,140

Total Securities Lending Collateral (cost $16,454,140)		16,454,140

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (F), dated 09/30/2013, to be repurchased at $7,548,289 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $7,699,487.	$ 7,548,287	7,548,287

Total Repurchase Agreement (cost $7,548,287)		7,548,287

Total Investment Securities (cost $169,774,197) (G)		232,760,345
Other Assets and Liabilities - Net		(16,728,498)

Net Assets		$ 216,031,847

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$ 1,364,129	$ 0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $16,109,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at September 30, 2013.
(G)	Aggregate cost for federal income tax purposes is $169,774,197. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $64,595,154 and $1,609,006, respectively. Net unrealized appreciation for tax purposes is $62,986,148.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	191,113,257	17,644,661	—	208,757,918
Securities Lending Collateral	16,454,140	—	—	16,454,140
Repurchase Agreement	—	7,548,287	—	7,548,287

Total Investment Securities	$207,567,397	$25,192,948	$0	$232,760,345

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$(16,454,140)	$—	$—	$(16,454,140)

Total Other Liabilities	$(16,454,140)	$—	$—	$(16,454,140)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (J)
Preferred Stock	$90,141	$—	$—	$—	$—	$(90,141)	$—	$—	$0	$(90,141)

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	1,032,464	$0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	41,951	482,437

Total Convertible Preferred Stocks (cost $2,960,777)		482,437

PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	434,671	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	65,743	101,902
Software - 0.1%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	423,610	1,338,184

Total Preferred Stocks (cost $5,433,972)		1,440,086

COMMON STOCKS - 96.4%
Automobiles - 2.9%
Tesla Motors, Inc. (A) (F)	134,457	26,006,673
Beverages - 1.3%
Monster Beverage Corp. (A)	222,958	11,649,555
Biotechnology - 0.6%
Ironwood Pharmaceuticals, Inc. - Class A (A) (F)	463,568	5,493,281
Chemicals - 1.0%
Rockwood Holdings, Inc.	132,775	8,882,647
Commercial Services & Supplies - 6.0%
Covanta Holding Corp.	579,922	12,398,733
Edenred	870,800	28,273,492
Stericycle, Inc. (A)	108,533	12,524,708
Communications Equipment - 3.2%
Motorola Solutions, Inc.	471,721	28,010,793
Construction Materials - 2.1%
Martin Marietta Materials, Inc. (F)	186,728	18,331,088
Diversified Financial Services - 2.7%
MSCI, Inc. - Class A (A)	589,091	23,716,804
Electric Utilities - 1.3%
Brookfield Infrastructure Partners, LP	308,562	11,731,527
Food Products - 5.0%
McCormick & Co., Inc.	290,095	18,769,147
Mead Johnson Nutrition Co. - Class A	339,344	25,199,685
Health Care Equipment & Supplies - 2.8%
Intuitive Surgical, Inc. (A)	66,759	25,119,409
Health Care Providers & Services - 0.8%
Qualicorp SA (A)	804,257	7,348,375
Health Care Technology - 2.8%
athenahealth, Inc. (A) (F)	230,028	24,971,840
Hotels, Restaurants & Leisure - 4.7%
Dunkin’ Brands Group, Inc.	308,820	13,977,193
Panera Bread Co. - Class A (A)	124,836	19,790,251
Wyndham Worldwide Corp.	130,756	7,972,194
Insurance - 4.8%
Arch Capital Group, Ltd. (A)	361,093	19,545,964
Progressive Corp.	856,122	23,312,202

	Shares	Value
Internet & Catalog Retail - 3.2%
Groupon, Inc. - Class A (A)	2,104,415	$23,590,492
TripAdvisor, Inc. (A) (F)	60,636	4,598,634
Internet Software & Services - 14.7%
Akamai Technologies, Inc. (A)	522,193	26,997,378
Dropbox, Inc. (A) (B) (C) (D)	423,376	4,868,824
LinkedIn Corp. - Class A (A)	100,125	24,636,758
Mail.ru Group, Ltd. - GDR, Reg S	136,662	5,220,488
MercadoLibre, Inc. (F)	64,852	8,749,183
Qihoo 360 Technology Co., Ltd. - ADR (A)	202,864	16,878,285
SINA Corp. (A)	66,487	5,396,750
Yandex NV - Class A (A)	675,526	24,602,657
Youku Tudou, Inc. - ADR (A)	462,388	12,669,431
IT Services - 3.7%
FleetCor Technologies, Inc. (A)	82,926	9,135,128
Gartner, Inc. (A)	387,540	23,252,400
Life Sciences Tools & Services - 4.0%
Illumina, Inc. (A) (F)	442,399	35,759,111
Machinery - 1.7%
3D Systems Corp. (A) (F)	116,343	6,281,359
Colfax Corp. (A)	152,950	8,640,145
Media - 2.2%
Aimia, Inc. (F)	553,166	9,639,658
Charter Communications, Inc. - Class A (A)	70,222	9,463,117
Multiline Retail - 2.6%
Dollar Tree, Inc. (A)	408,628	23,357,176
Oil, Gas & Consumable Fuels - 1.5%
Range Resources Corp.	115,046	8,730,841
Ultra Petroleum Corp. (A) (F)	198,635	4,085,922
Pharmaceuticals - 1.1%
ENDO Health Solutions, Inc. (A)	209,933	9,539,356
Professional Services - 6.5%
IHS, Inc. - Class A (A)	197,494	22,549,865
Intertek Group PLC	417,805	22,354,522
Verisk Analytics, Inc. - Class A (A)	200,425	13,019,608
Semiconductors & Semiconductor Equipment - 1.4%
First Solar, Inc. (A) (F)	295,997	11,902,039
Software - 7.1%
NetSuite, Inc. (A)	86,756	9,364,443
ServiceNow, Inc. (A) (F)	116,458	6,049,993
Solera Holdings, Inc.	471,036	24,903,673
Splunk, Inc. (A)	118,155	7,094,026
Workday, Inc. - Class A (A)	121,264	9,813,896
Zynga, Inc. - Class A (A)	1,489,680	5,482,022
Specialty Retail - 1.5%
Sally Beauty Holdings, Inc. (A)	134,322	3,513,864
Ulta Salon Cosmetics & Fragrance, Inc. (A)	84,207	10,059,368
Textiles, Apparel & Luxury Goods - 3.2%
Carter’s, Inc. (F)	312,651	23,727,084
Under Armour, Inc. - Class A (A) (F)	59,708	4,743,801

Total Common Stocks (cost $676,450,680)		853,696,858

SECURITIES LENDING COLLATERAL - 13.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)	116,963,195	116,963,195

Total Securities Lending Collateral (cost $116,963,195)		116,963,195

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.6%

State Street Bank & Trust Co. 0.01% (G), dated 09/30/2013, to be repurchased at $32,089,405 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/25/2039, and with a total value of $32,731,995.

$ 32,089,396	$ 32,089,396

Total Repurchase Agreement (cost $32,089,396)	32,089,396

Total Investment Securities (cost $833,898,020) (H)	1,004,671,972
Other Assets and Liabilities - Net	(119,103,114)

Net Assets	$ 885,568,858

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $6,791,347, or 0.77% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate market value of illiquid securities is $6,791,347, or 0.77% of the portfolio’s net assets.
(D)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$2,581,158	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	482,437	0.06
Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	101,902	0.01
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,247	1,338,184	0.15
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	4,868,824	0.55

			$12,225,921	$6,791,347	0.77%

(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $114,524,700. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Aggregate cost for federal income tax purposes is $833,898,020. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $200,780,056 and $30,006,104, respectively. Net unrealized appreciation for tax purposes is $170,773,952.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	482,437	482,437
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	101,902	101,902
Software	—	—	1,338,184	1,338,184
Common Stocks
Automobiles	26,006,673	—	—	26,006,673
Beverages	11,649,555	—	—	11,649,555
Biotechnology	5,493,281	—	—	5,493,281
Chemicals	8,882,647	—	—	8,882,647
Commercial Services & Supplies	24,923,441	28,273,492	—	53,196,933
Communications Equipment	28,010,793	—	—	28,010,793
Construction Materials	18,331,088	—	—	18,331,088
Diversified Financial Services	23,716,804	—	—	23,716,804
Electric Utilities	11,731,527	—	—	11,731,527
Food Products	43,968,832	—	—	43,968,832
Health Care Equipment & Supplies	25,119,409	—	—	25,119,409
Health Care Providers & Services	7,348,375	—	—	7,348,375
Health Care Technology	24,971,840	—	—	24,971,840
Hotels, Restaurants & Leisure	41,739,638	—	—	41,739,638
Insurance	42,858,166	—	—	42,858,166
Internet & Catalog Retail	28,189,126	—	—	28,189,126
Internet Software & Services	119,930,442	5,220,488	4,868,824	130,019,754
IT Services	32,387,528	—	—	32,387,528
Life Sciences Tools & Services	35,759,111	—	—	35,759,111
Machinery	14,921,504	—	—	14,921,504
Media	19,102,775	—	—	19,102,775
Multiline Retail	23,357,176	—	—	23,357,176
Oil, Gas & Consumable Fuels	12,816,763	—	—	12,816,763
Pharmaceuticals	9,539,356	—	—	9,539,356
Professional Services	35,569,473	22,354,522	—	57,923,995
Semiconductors & Semiconductor Equipment	11,902,039	—	—	11,902,039
Software	62,708,053	—	—	62,708,053
Specialty Retail	13,573,232	—	—	13,573,232
Textiles, Apparel & Luxury Goods	28,470,885	—	—	28,470,885
Securities Lending Collateral	116,963,195	—	—	116,963,195
Repurchase Agreement	—	32,089,396	—	32,089,396

Total Investment Securities	$909,942,727	$87,937,898	$6,791,347	$1,004,671,972

Other Assets (J)
Cash	$113,469	$—	$—	$113,469
Foreign Currency	77,601	—	—	77,601

Total Other Assets	$191,070	$—	$—	$191,070

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$(116,963,195)	$—	$—	$(116,963,195)

Total Other Liabilities	$(116,963,195)	$—	$—	$(116,963,195)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (L)
Common Stocks	$3,831,172	$—	$—	$—	$—	$1,037,652	$—	$—	$4,868,824	$1,037,652
Convertible Preferred Stocks	689,358	—	—	—	—	(206,921)	—	—	482,437	(206,921)
Preferred Stocks	6,376,588	—	(1,208,702)	—	0	(3,727,800)	—	—	1,440,086	(299,499)

Total	$10,897,118	$—	$(1,208,702)	$—	$0	$(2,897,069)	$—	$—	$6,791,347	$531,232

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Total aggregate market value of Level 3 securities is 0.77% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at September 30, 2013	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock	$4,868,824	Market Transaction Method	Price of Tender Offer	$11.50	$11.50	$11.50	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.0x	15.4x	12.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Convertible Preferred Stocks	$482,437	Market Transaction Method	Price of Tender Offer	$11.50	$11.50	$11.50	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.0x	15.4x	12.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Preferred Stocks	$1,440,086	Market Comparable Companies	Enterprise Value / Revenue	0.6x	18.7x	11.38x	Increase
			Discount for Lack of Marketability	10.0%	15.0%	10.7%	Decrease
		Merger & Acquisition Transaction	Sale / Merger Scenario	$7.87	$7.87	$7.87	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	30.5%	18.7%	Decrease
			Perpetual Growth Rate	2.0%	6.0%	2.9%	Increase

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 540,000	$ 447,609
2.75%, 11/15/2042 (A)	25,000	20,691
3.63%, 08/15/2043 (A)	3,030,000	2,994,967
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	656,450	561,829
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	2,550,240	2,480,904
0.38%, 07/15/2023	5,746,526	5,716,897
U.S. Treasury Note
0.25%, 09/30/2015	360,000	359,466
0.38%, 08/31/2015	985,000	986,155
0.88%, 09/15/2016	665,000	669,884
1.00%, 11/30/2019 (A) (B)	2,860,000	2,727,948
1.38%, 09/30/2018	735,000	734,483
1.50%, 08/31/2018 (A)	945,000	951,276
1.63%, 11/15/2022	130,100	120,454
2.13%, 08/31/2020 (A)	2,860,000	2,885,248
2.50%, 08/15/2023 (A)	7,790,100	7,710,984

Total U.S. Government Obligations (cost $29,663,674)		29,368,795

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%
Fannie Mae
2.10%, 02/01/2043 (C)	614,684	625,635
3.00%, 02/01/2043 - 06/01/2043	4,725,669	4,621,665
3.35%, 06/01/2041 (C)	169,928	177,552
3.50%, 09/01/2041 (C)	187,393	195,755
3.50%, 07/01/2028 - 08/01/2043	2,468,203	2,523,199
4.00%, 02/01/2025 - 09/01/2043	5,438,390	5,724,201
4.50%, 02/01/2025 - 10/01/2043	4,541,864	4,850,224
5.00%, 05/01/2018 - 08/01/2041	2,861,335	3,107,876
5.50%, 04/01/2037 - 04/01/2041	806,131	881,545
6.00%, 08/01/2036 - 12/01/2038	1,556,752	1,707,106
6.50%, 05/01/2040	781,690	863,942
Fannie Mae, IO
2.53%, 01/25/2022 (C)	754,753	102,332
Fannie Mae, TBA
2.50%	4,000,000	4,022,500
3.00%	3,400,000	3,432,406
3.50%	1,000,000	1,055,156
4.50%	1,200,000	1,278,093
5.00%	500,000	542,188
5.50%	600,000	653,062
6.00%	400,000	437,438
Freddie Mac
2.62%, 01/25/2023	690,000	650,974
2.64%, 01/25/2023	420,000	399,522
3.00%, 03/01/2043	195,236	190,196
3.25%, 04/25/2023 (C)	555,000	552,756
3.30%, 04/25/2023 (C)	745,000	743,581
3.31%, 05/25/2023 (C)	480,000	478,282
4.50%, 10/01/2041 - 09/01/2043	1,712,669	1,822,320
5.00%, 04/01/2018 - 02/01/2024	334,697	354,521
5.50%, 09/01/2018 - 07/01/2037	638,179	681,362
6.00%, 12/01/2037	268,062	293,066
Freddie Mac, IO
1.51%, 11/25/2019 (C)	8,090,167	550,770
1.65%, 06/25/2022 (C)	2,359,901	235,693
1.69%, 12/25/2018 (C)	1,106,147	75,755
1.91%, 05/25/2019 (C)	915,398	76,276
Freddie Mac, TBA
2.50%	1,100,000	1,106,359
3.00%	1,800,000	1,787,906
3.50%	6,040,000	6,130,600

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
4.00%	$ 2,400,000	$ 2,503,343
4.50%	300,000	318,328
5.00%	1,700,000	1,829,981
5.50%	500,000	541,719
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (C)	160,000	143,918
Series 2012-K706, Class C
4.16%, 11/25/2044 - 144A (C)	35,300	33,439
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (C)	205,000	197,561
Series 2013-K713, Class B
3.27%, 04/25/2046 - 144A (C)	35,000	32,019
Ginnie Mae
3.50%, 12/15/2042 - 07/15/2043	796,566	821,792
4.00%, 11/20/2040 - 09/15/2042	1,961,052	2,080,200
4.50%, 05/20/2041 - 02/15/2042	3,690,986	3,994,577
5.00%, 12/15/2038 - 12/15/2040	578,295	630,431
Ginnie Mae, IO
1.01%, 02/16/2053 (C)	1,283,828	95,526
Ginnie Mae, TBA
3.00%	2,100,000	2,075,391
3.50%	3,200,000	3,301,000
4.00%	400,000	423,375
4.50%	1,000,000	1,073,437
5.00%	1,600,000	1,738,250
5.50%	700,000	766,391

Total U.S. Government Agency Obligations (cost $74,995,754)		75,532,492

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Brazilian Government International Bond
7.13%, 01/20/2037	100,000	117,500
Mexico Government International Bond
4.00%, 10/02/2023 (D)	430,000	427,313
Russian Federation
7.50%, 03/31/2030 - Reg S (E)	389,675	459,224
South Africa Government International Bond
5.50%, 03/09/2020	215,000	230,856

Total Foreign Government Obligations (cost $1,250,772)		1,234,893

MORTGAGE-BACKED SECURITIES - 5.7%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (C)	1,131,373	1,134,752
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.86%, 06/10/2049 (C)	524,998	574,676
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.48%, 11/15/2015 - 144A (C)	852,606	853,973
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A (C)	339,914	349,133
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (C)	30,000	31,352
Series 2007-3, Class AM
5.86%, 06/10/2049 (C)	215,000	237,580
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.33%, 08/15/2029 - 144A (C)	154,000	154,215

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 - 144A (C)	$ 3,935,000	$ 228,269
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.78%, 08/26/2035 - 144A (C)	349,655	348,033
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (C)	123,494	124,215
Series 2009-RR14, Class 1A1
6.07%, 05/26/2037 - 144A (C)	412,987	433,803
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (C)	270,927	252,130
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (C)	425,708	443,296
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (C)	124,178	128,392
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	441,300	486,143
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	326,441	360,107
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (C)	571,336	637,127
CD Mortgage Trust
Series 2007-CD5, Class AMA
6.32%, 11/15/2044 (C)	40,000	45,271
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.31%, 09/10/2046 (C) (F)	1,905,000	144,605
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (C)	120,000	130,172
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	235,000	257,595
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	458,023
Series 2013-CR10, Class B
4.96%, 08/10/2046 - 144A (C)	130,000	134,007
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	270,000	259,892
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.42%, 05/15/2045 (C)	1,374,769	171,973
Series 2013-CR10, Class XA
1.22%, 08/10/2046 (C)	7,605,368	471,654
Series 2013-CR6, Class XA
1.70%, 03/10/2046 (C)	3,072,676	244,917
Series 2013-CR7, Class XA
1.76%, 03/10/2046 (C)	2,200,984	202,110
Series 2013-LC6, Class XA
1.95%, 01/10/2046 (C)	3,370,479	337,432
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	100,000	112,320
Series 2007-GG9, Class AMFX
5.48%, 03/10/2039	30,000	31,371
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A3
5.95%, 09/15/2039 (C)	865,000	876,708
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	50,000	52,020

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.45%, 04/15/2022 - 144A (C)	$ 385,000	$ 366,888
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	103,405	105,092
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (C)	260,527	271,548
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	158,621	158,646
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (C)	635,000	711,027
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049 - 144A (C)	150,000	168,000
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	661,724	661,421
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (C)	245,748	245,371
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2007-RMP1, Class A2
0.33%, 12/25/2036 (C)	280,109	219,517
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	215,000	210,107
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	150,000	163,276
Series 2007-GG9, Class AM
5.48%, 03/10/2039	276,017	290,825
GS Mortgage Securities Corp. II
Series 2012-SHOP, Class A
2.93%, 06/05/2031 - 144A	500,000	502,622
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	440,000	387,073
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.92%, 02/10/2046 (C)	3,191,939	351,997
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (C)	1,690,000	112,592
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	180,000	172,089
Series 2006-GG8, Class AM
5.59%, 11/10/2039	80,000	86,679
Series 2007-GG10, Class A1A
5.99%, 08/10/2045 (C)	360,736	398,748
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.70%, 12/26/2037 - 144A (C)	243,980	245,487
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	176,409	185,941
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (C)	167,353	164,844
Series 2009-R7, Class 1A1
2.54%, 02/26/2036 - 144A (C)	410,829	407,716
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (C)	293,787	287,784
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (C)	260,230	264,983
Series 2010-R3, Class 1A1
2.97%, 03/21/2036 - 144A (C)	225,435	232,337
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	76,544	77,350

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.20%, 08/15/2046 (C)	$ 4,299,993	$ 229,620
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	433,283	436,973
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (C)	70,000	75,639
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	85,000	90,956
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (C)	460,000	517,720
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (C)	414,491	447,788
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	474,715
Series 2013-C10, Class C
4.30%, 12/15/2047 (C)	110,000	102,373
Series 2013-LC11, Class C
3.96%, 04/15/2046 (C)	120,000	107,549
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.20%, 06/15/2045 (C)	1,117,891	115,174
Series 2013-LC11, Class XA
1.73%, 04/15/2046 (C)	1,437,078	143,844
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (C)	663,961	733,823
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (C)	612,193	692,462
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	495,204	550,114
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.31%, 01/27/2047 - 144A (C)	151,957	153,268
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	257,300	256,951
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (C)	685,000	702,826
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	165,000	171,100
Series 2007-C7, Class A3
5.87%, 09/15/2045 (C)	159,553	178,516
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (C)	400,000	420,108
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780,000	872,978
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C7, Class XA
1.89%, 02/15/2046 (C)	1,445,785	148,774
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 (C)	257,685	262,610
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (C)	570,000	605,165
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	645,545	712,402

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	$ 140,000	$ 149,915
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (C)	249,792	274,461
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.86%, 03/15/2045 - 144A (C)	2,051,367	263,490
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	43,690	43,764
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	140,000	135,057
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	242,455	244,130
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A	183,767	182,102
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	385,000	381,200
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	22,051	22,051
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	450,526	443,769
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.41%, 07/15/2042 (C)	430,000	447,058
Series 2007-C33, Class A4
6.12%, 02/15/2051	190,000	209,967
Series 2007-C33, Class AJ
6.12%, 02/15/2051 (C)	260,000	249,761
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	238,782	237,991
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045	320,000	305,211
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.99%, 12/15/2045 - 144A (C)	1,957,893	219,881
Series 2013-C15, Class XA
0.87%, 08/15/2046 (C)	2,567,887	113,031

Total Mortgage-Backed Securities (cost $31,136,398)		31,283,513

ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230,000	238,747
Series 2012-2, Class C
2.64%, 10/10/2017	160,000	163,328
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	162,396
Series 2012-5, Class C
1.69%, 11/08/2018	125,000	124,166
Series 2013-4, Class B
1.66%, 09/10/2018	200,000	200,371
Series 2013-4, Class C
2.72%, 09/09/2019	100,000	101,137
Series 2013-4, Class D
3.31%, 10/08/2019	115,000	115,385
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 221,988	302,939

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC
Series 2012-1A, Class B
1.78%, 11/07/2023 - 144A (C)	$ 200,000	$ 200,912
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	470,467	470,462
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500,000	504,658
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	250,748
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	249,928
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	182,453	182,661
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	251,286
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	254,624
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	169,692
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class C
1.68%, 01/15/2016 (C)	210,000	210,597
Series 2012-1, Class D
2.28%, 01/15/2016 (C)	190,000	190,676
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	102,820
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,412
Series 2012-4, Class C
1.39%, 09/15/2016	110,000	110,409
Series 2012-4, Class D
2.09%, 09/15/2016	200,000	201,172
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	100,030
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	200,880
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	607,926
Series 2013-T2, Class B2
1.50%, 05/16/2044 - 144A	100,000	99,340
Series 2013-T2, Class C2
1.84%, 05/16/2044 - 144A	100,000	99,590
Series 2013-T2, Class D2
2.39%, 05/16/2044 - 144A	330,000	328,152
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	960,000	944,736
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	465,000	464,721
Series 2013-T5, Class AT5
1.98%, 08/15/2046 - 144A	180,000	180,684
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	350,000	350,000
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125,000	127,238
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	372,892	424,014
JG Wentworth XXII LLC
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	186,970	195,863

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Agency Advance Funding Trust
Series T1A, Class CT1
1.74%, 02/15/2045 - 144A	$ 400,000	$ 399,364
Series T2A, Class BT2
2.49%, 02/18/2048 - 144A	403,000	397,975
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	545,000	544,797
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	775,000	773,891
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.91%, 11/25/2024 (C)	265,000	278,617
PFS Financing Corp.
Series 2012-AA, Class A
1.38%, 02/15/2016 - 144A (C)	310,000	310,519
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	243,911	244,271
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	130,000	129,390
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 05/15/2017 - 144A	220,234	220,784
Series 2012-1, Class B
2.72%, 05/16/2016	105,000	106,634
Series 2012-1, Class C
3.78%, 11/15/2017	140,000	143,142
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	642,807
Series 2012-3, Class B
1.94%, 12/15/2016	360,000	363,999
Series 2012-3, Class C
3.01%, 04/16/2018	485,000	497,826
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	203,928
Series 2012-5, Class B
1.56%, 08/15/2018	360,000	363,047
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	171,071
Series 2012-6, Class B
1.33%, 05/15/2017	195,000	195,316
Series 2012-6, Class C
1.94%, 03/15/2018	135,000	134,023
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	480,000	478,812
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	1,025,000	1,003,054
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	485,297
Series 2013-3, Class B
1.19%, 05/15/2018	460,000	454,144
Series 2013-4, Class B
2.16%, 01/15/2020	270,000	274,660
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	233,582
Series 2013-4, Class E
4.67%, 01/15/2020 - 144A	515,000	514,758
Series 2013-A, Class A2
0.80%, 10/17/2016 - 144A	170,000	169,837
Series 2013-A, Class A3
1.02%, 01/16/2018 - 144A	645,000	644,735
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	365,000	364,915
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	140,000	140,153
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	90,000	90,183

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust
Series 2013-A, Class A
0.83%, 01/30/2045 - 144A (C)	$ 872,571	$ 864,859
SLM Private Credit Student Loan Trust
Series 2004-B, Class B
0.72%, 09/15/2033 (C)	40,468	34,937
SLM Private Education Loan Trust
Series 2012-E, Class A2B
1.93%, 06/15/2045 - 144A (C)	700,000	711,276
Series 2013-B, Class A1
0.83%, 07/15/2022 - 144A (C)	362,167	360,583
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	925,000	894,192
SLM Student Loan Trust
Series 2003-11, Class A6
0.54%, 12/15/2025 - 144A (C)	515,000	514,173
Series 2004-B, Class A2
0.45%, 06/15/2021 (C)	502,150	493,627
Series 2005-B, Class A2
0.43%, 03/15/2023 (C)	529,541	517,462
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	104,929
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	305,640
Series 2012-A, Class A1
1.58%, 08/15/2025 - 144A (C)	110,274	111,127
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	156,620
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	576,435
Series 2012-C, Class A1
1.28%, 08/15/2023 - 144A (C)	506,521	508,649
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	576,182
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	760,000	782,681
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (C)	239,945	239,611
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	930,000	909,006
Series 2013-A, Class A2B
1.23%, 05/17/2027 - 144A (C)	620,000	612,823
Series 2013-C, Class A1
1.03%, 02/15/2022 - 144A (C)	535,000	535,005
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	395,000	394,905
Series 2013-C, Class A2B
1.68%, 10/15/2031 - 144A (C)	205,000	205,002
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	1,003,205	995,681
TAL Advantage I LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	913,000	924,898
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	230,000	249,955
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	456,844
Series 2012-D, Class A
2.15%, 04/17/2023	595,000	580,233

Total Asset-Backed Securities (cost $33,561,290)		33,578,566

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.0% (G)
Commercial Banks - 0.0% (G)
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (C)	$ 180,000	$ 179,100

Total Preferred Corporate Debt Security (cost $172,702)		179,100

CORPORATE DEBT SECURITIES - 8.1%
Automobiles - 0.0% (G)
General Motors Co.
4.88%, 10/02/2023 - 144A	135,000	131,962
6.25%, 10/02/2043 - 144A	80,000	78,800
Capital Markets - 0.1%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (A)	640,000	612,005
5.75%, 01/24/2022	85,000	94,235
Morgan Stanley
3.80%, 04/29/2016	150,000	157,879
Chemicals - 0.2%
LYB International Finance BV
4.00%, 07/15/2023	112,000	111,035
5.25%, 07/15/2043	3,000	2,950
LyondellBasell Industries NV
5.00%, 04/15/2019	864,000	951,045
Commercial Banks - 0.2%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	160,000	149,600
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	690,000	708,630
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S	200,000	209,500
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	370,000	402,375
Communications Equipment - 0.0% (G)
CC Holdings GS V LLC / Crown Castle GS III Corp
3.85%, 04/15/2023	199,000	179,444
Construction & Engineering - 0.0% (G)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (A)	200,000	205,000
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	300,000	286,225
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	460,000	441,600
Rock Tenn Co.
4.00%, 03/01/2023	82,000	79,448
Distributors - 0.1%
VWR Funding, Inc.
7.25%, 09/15/2017 (A)	545,000	574,975
Diversified Financial Services - 0.7%
Bank of America Corp.
4.10%, 07/24/2023	710,000	705,587
Bank of America Corp., Series MTN
3.30%, 01/11/2023	900,000	843,084
Citigroup, Inc.
3.38%, 03/01/2023 (A)	605,000	575,699
4.45%, 01/10/2017	100,000	108,277
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	205,000	205,116
5.00%, 05/15/2018	650,000	712,108

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.
3.20%, 01/25/2023	$ 200,000	$ 187,104
3.25%, 09/23/2022	146,000	137,735
5.15%, 05/01/2023 (C) (H)	152,000	133,000
Novus USA Trust
1.56%, 02/28/2014 - 144A (C)	370,000	369,445
Diversified Telecommunication Services - 0.9%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (A)	220,000	235,400
Level 3 Financing, Inc.
8.13%, 07/01/2019 (A)	525,000	561,750
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	156,188
Verizon Communications, Inc.
2.45%, 11/01/2022 (A)	190,000	168,469
3.65%, 09/14/2018 (A)	1,135,000	1,195,942
3.85%, 11/01/2042 (A)	925,000	730,426
5.15%, 09/15/2023	821,000	879,936
6.55%, 09/15/2043	968,000	1,092,811
Electric Utilities - 0.3%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107,000	109,271
8.88%, 11/15/2018	59,000	75,682
Duke Energy Carolinas LLC
4.25%, 12/15/2041	170,000	160,081
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	560,000	590,100
Georgia Power Co.
3.00%, 04/15/2016	395,000	411,943
Jersey Central Power & Light Co.
7.35%, 02/01/2019	120,000	143,951
Energy Equipment & Services - 0.6%
Enterprise Products Operating LLC
4.45%, 02/15/2043	135,000	119,428
Noble Holding International, Ltd.
3.95%, 03/15/2022	70,000	67,521
5.25%, 03/15/2042 (A)	260,000	236,761
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A (A)	575,000	562,781
Transocean, Inc.
2.50%, 10/15/2017	445,000	446,195
5.05%, 12/15/2016	435,000	476,711
6.00%, 03/15/2018	856,000	964,512
6.50%, 11/15/2020	240,000	267,899
Food & Staples Retailing - 0.0% (G)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	177,000	157,794
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.65%, 10/01/2018	78,000	78,034
Edwards Lifesciences Corp.
2.88%, 10/15/2018 (D)	384,000	382,488
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.
5.45%, 06/15/2021	205,000	227,715
HCA, Inc.
7.25%, 09/15/2020 (A)	175,000	190,312
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	224,175
UnitedHealth Group, Inc.
3.38%, 11/15/2021	70,000	69,790

	Principal	Value
Health Care Providers & Services (continued)
WellPoint, Inc.
1.88%, 01/15/2018 (A)	$ 285,000	$ 282,503
2.30%, 07/15/2018	520,000	520,240
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	450,000	456,750
Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC
8.00%, 10/01/2020 - 144A	228,000	228,000
11.00%, 10/01/2021 - 144A	252,000	242,550
Insurance - 0.9%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (C)	EUR 200,000	300,306
American International Group, Inc.
3.38%, 08/15/2020	$ 385,000	385,234
3.80%, 03/22/2017	601,000	639,170
4.13%, 02/15/2024 (D)	226,000	226,156
4.88%, 06/01/2022 (A)	267,000	286,427
8.18%, 05/15/2058 (C)	65,000	76,082
American International Group, Inc., Series GMTN
5.45%, 05/18/2017	185,000	206,796
AXA SA, Series EMTN
5.25%, 04/16/2040 - Reg S (C)	EUR 100,000	142,375
Manulife Financial Corp.
3.40%, 09/17/2015	$ 190,000	197,962
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A	650,000	666,992
Muenchener Rueckversicherungs AG, Series EMTN
6.00%, 05/26/2041 - Reg S (C)	EUR 200,000	308,926
Prudential Financial, Inc.
5.88%, 09/15/2042 (C)	$ 183,000	179,340
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	141,000	151,490
4.75%, 09/17/2015	295,000	316,520
5.38%, 06/21/2020	270,000	304,579
7.38%, 06/15/2019	230,000	284,800
XL Group PLC
6.50%, 04/15/2017 (A) (C) (H)	370,000	354,275
IT Services - 0.1%
International Business Machines Corp.
3.38%, 08/01/2023	490,000	483,433
Life Sciences Tools & Services - 0.0% (G)
Life Technologies Corp.
6.00%, 03/01/2020	150,000	168,912
Media - 0.9%
CBS Corp.
4.63%, 05/15/2018	80,000	87,588
5.75%, 04/15/2020 (A)	77,000	86,004
8.88%, 05/15/2019	240,000	306,802
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	561,000
Comcast Corp.
4.65%, 07/15/2042	866,000	823,508
5.88%, 02/15/2018	381,000	444,520
COX Communications, Inc.
2.95%, 06/30/2023 - 144A	183,000	157,956
4.70%, 12/15/2042 - 144A	112,000	90,707
8.38%, 03/01/2039 - 144A	390,000	462,602
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	235,000	219,337
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (H)	200,000	198,000

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 235,000	$ 252,991
4.45%, 01/15/2043	193,000	178,375
5.15%, 04/30/2020	825,000	935,520
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	334,000	336,560
5.00%, 09/30/2043	132,000	134,441
Novelis, Inc.
8.75%, 12/15/2020	395,000	433,512
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	380,000	387,748
Oil, Gas & Consumable Fuels - 1.1%
Apache Corp.
4.25%, 01/15/2044	145,000	126,851
BP Capital Markets PLC
2.75%, 05/10/2023	330,000	301,401
Energy Transfer Partners, LP
3.60%, 02/01/2023	420,000	391,224
4.15%, 10/01/2020	390,000	400,809
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	300,000	297,935
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	230,000	243,800
Linn Energy LLC / Linn Energy Finance Corp.
6.50%, 11/01/2019 - 144A (A) (E)	310,000	292,175
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	180,000	181,350
Murphy Oil Corp.
2.50%, 12/01/2017	294,000	291,814
3.70%, 12/01/2022	225,000	209,714
4.00%, 06/01/2022	65,000	62,159
Nexen, Inc.
5.88%, 03/10/2035	10,000	10,351
7.50%, 07/30/2039	135,000	165,683
Noble Energy, Inc.
4.15%, 12/15/2021	160,000	166,572
6.00%, 03/01/2041	180,000	202,559
8.25%, 03/01/2019	180,000	224,933
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	200,000	183,500
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	165,000	160,050
Range Resources Corp.
5.75%, 06/01/2021	45,000	47,250
Shell International Finance BV
4.55%, 08/12/2043	334,000	329,049
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A (A)	200,000	190,000
Total Capital International SA
3.70%, 01/15/2024	675,000	678,023
Western Gas Partners, LP
4.00%, 07/01/2022	143,000	138,783
5.38%, 06/01/2021	238,000	254,531
Williams Cos., Inc.
3.70%, 01/15/2023	485,000	438,021
7.88%, 09/01/2021	98,000	116,873
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (A)	1,012,000	1,065,794
Pharmaceuticals - 0.0% (G)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	90,000	89,329

	Principal	Value
Real Estate Investment Trusts - 0.0% (G)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	$ 71,000	$ 67,668
Vornado Realty, LP
5.00%, 01/15/2022	75,000	78,636
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A (A)	290,000	316,825
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	317,000	298,291
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A (A)	275,000	289,438
Oracle Corp.
2.50%, 10/15/2022	330,000	304,211
3.63%, 07/15/2023	17,000	16,955
Specialty Retail - 0.0% (G)
QVC, Inc.
7.50%, 10/01/2019 - 144A	180,000	193,703
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	671,088
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	323,000	365,333
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	11,000	11,894
SBA Tower Trust
5.10%, 04/17/2017 - 144A	100,000	107,944
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	390,000	457,275
Sprint Corp.
7.88%, 09/15/2023 - 144A	200,000	204,000

Total Corporate Debt Securities (cost $44,577,100)		44,488,712

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 11/14/2013 (B) (I)	430,000	429,966

Total Short-Term U.S. Government Obligation (cost $429,966)		429,966

	Shares	Value
PREFERRED STOCK - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (C)	15,621	429,109

Total Preferred Stock (cost $428,660)		429,109

COMMON STOCKS - 60.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	1,932	169,089
Honeywell International, Inc.	49,593	4,118,203
United Technologies Corp.	51,431	5,545,290
Airlines - 0.1%
Delta Air Lines, Inc.	14,280	336,865
Southwest Airlines Co.	28,504	415,018
Auto Components - 0.1%
Johnson Controls, Inc.	17,565	728,947
Automobiles - 0.5%
General Motors Co. (J)	78,278	2,815,660
Beverages - 1.6%
Coca-Cola Co.	104,927	3,974,635
Coca-Cola Enterprises, Inc.	29,001	1,166,130

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Beverages (continued)
Constellation Brands, Inc. - Class A (J)	6,384	$ 366,442
Dr. Pepper Snapple Group, Inc.	19,052	853,911
PepsiCo, Inc.	29,305	2,329,747
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (J)	9,563	1,110,838
Biogen IDEC, Inc. (J)	19,488	4,691,931
Celgene Corp. (J)	28,307	4,357,297
Gilead Sciences, Inc. (J)	3,580	224,967
Vertex Pharmaceuticals, Inc. (J)	10,516	797,323
Building Products - 0.3%
Masco Corp.	67,169	1,429,356
Capital Markets - 1.5%
Bank of New York Mellon Corp.	3,178	95,944
Goldman Sachs Group, Inc.	18,493	2,925,778
Invesco, Ltd.	56,173	1,791,919
Morgan Stanley	47,780	1,287,671
State Street Corp.	31,070	2,042,852
Chemicals - 1.0%
Air Products & Chemicals, Inc.	18,006	1,918,899
Axiall Corp. (A)	12,910	487,869
CF Industries Holdings, Inc. - Class B	55	11,596
Dow Chemical Co.	54,785	2,103,744
E.I. du Pont de Nemours & Co.	14,514	849,940
Mosaic Co.	5,910	254,248
Commercial Banks - 1.7%
CIT Group, Inc. (J)	2,041	99,540
Comerica, Inc. - Class A	16,696	656,320
PNC Financial Services Group, Inc.	11,470	831,001
Wells Fargo & Co.	187,462	7,745,930
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	8,700	304,326
Communications Equipment - 1.5%
Cisco Systems, Inc.	212,779	4,983,284
QUALCOMM, Inc.	49,757	3,351,632
Computers & Peripherals - 2.2%
Apple, Inc.	18,305	8,726,909
EMC Corp.	43,349	1,108,000
Hewlett-Packard Co.	68,257	1,432,032
SanDisk Corp.	11,220	667,702
Construction & Engineering - 0.6%
Fluor Corp.	43,866	3,112,731
Consumer Finance - 0.3%
Capital One Financial Corp.	28,032	1,926,920
Containers & Packaging - 0.2%
Crown Holdings, Inc. (J)	22,043	931,978
Diversified Financial Services - 2.6%
Bank of America Corp.	336,048	4,637,463
Berkshire Hathaway, Inc. - Class B (J)	26,614	3,020,955
Citigroup, Inc.	116,620	5,657,236
IntercontinentalExchange, Inc. (A) (J)	5,124	929,596
NYSE Euronext	5,386	226,104
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	22,929	775,459
Verizon Communications, Inc.	83,245	3,884,211
Electric Utilities - 1.2%
Edison International	40,303	1,856,356
NextEra Energy, Inc.	31,921	2,558,787
Xcel Energy, Inc.	71,640	1,977,981
Electrical Equipment - 0.9%
Eaton Corp. PLC	4,919	338,624
Emerson Electric Co.	70,948	4,590,336

	Shares	Value
Electronic Equipment & Instruments - 0.1%
Corning, Inc.	20,242	$ 295,331
TE Connectivity, Ltd.	9,668	500,609
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	6,227	305,746
Cameron International Corp. (J)	13,281	775,212
Ensco PLC - Class A	36,754	1,975,528
Halliburton Co.	6,760	325,494
Noble Corp.	22,447	847,823
Schlumberger, Ltd.	49,120	4,340,243
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	58,524	3,321,237
Kroger Co.	13,471	543,420
Wal-Mart Stores, Inc.	15,274	1,129,665
Food Products - 1.2%
Archer-Daniels-Midland Co.	64,979	2,393,827
General Mills, Inc.	35,984	1,724,353
Mondelez International, Inc. - Class A	81,000	2,545,020
Gas Utilities - 0.1%
National Fuel Gas Co. (A)	1,800	123,768
Questar Corp.	16,703	375,650
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	36,841	1,222,753
Baxter International, Inc.	32,007	2,102,540
CareFusion Corp. - Class A (J)	15,075	556,267
Covidien PLC	17,340	1,056,700
Intuitive Surgical, Inc. (J)	889	334,504
St. Jude Medical, Inc.	3,294	176,690
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc. (J)	16,890	961,041
Humana, Inc. - Class A (A)	18,795	1,754,137
McKesson Corp.	1,290	165,507
UnitedHealth Group, Inc.	42,869	3,069,849
Health Care Technology - 0.0% (G)
Cerner Corp. (A) (J)	1,344	70,627
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. - Class A	20,126	846,500
McDonald’s Corp.	2,593	249,472
Royal Caribbean Cruises, Ltd. - Class A	26,725	1,023,033
Starbucks Corp.	6,842	526,629
Yum! Brands, Inc.	15,302	1,092,410
Household Durables - 0.2%
Lennar Corp. - Class A (A)	3,709	131,299
PulteGroup, Inc. (A)	45,437	749,710
Toll Brothers, Inc. (A) (J)	5,230	169,609
Household Products - 1.2%
Kimberly-Clark Corp.	17,027	1,604,284
Procter & Gamble Co.	68,140	5,150,703
Industrial Conglomerates - 0.5%
General Electric Co.	116,433	2,781,584
Insurance - 1.9%
ACE, Ltd.	36,917	3,453,955
Aflac, Inc.	4,979	308,648
AON PLC	14,175	1,055,187
Everest RE Group, Ltd.	3,312	481,598
Hartford Financial Services Group, Inc.	20,356	633,479
MetLife, Inc.	62,716	2,944,516
Prudential Financial, Inc.	8,832	688,719
RenaissanceRe Holdings, Ltd.	6,550	592,971
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (J)	8,435	2,637,118
Expedia, Inc. (A)	5,297	274,332
priceline.com, Inc. (J)	1,260	1,273,797

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Internet Software & Services - 1.7%
eBay, Inc. (J)	28,992	$ 1,617,464
Google, Inc. - Class A (J)	8,706	7,625,672
LinkedIn Corp. - Class A (J)	788	193,895
IT Services - 2.0%
Alliance Data Systems Corp. (A) (J)	2,410	509,643
Cognizant Technology Solutions Corp. - Class A (J)	15,664	1,286,328
Fidelity National Information Services, Inc.	9,843	457,109
International Business Machines Corp.	23,687	4,386,358
Mastercard, Inc. - Class A	2,284	1,536,629
Visa, Inc. - Class A (A)	14,920	2,851,212
Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (A) (J)	5,336	1,281,120
Thermo Fisher Scientific, Inc.	8,395	773,599
Machinery - 0.8%
Caterpillar, Inc.	5,725	477,293
Deere & Co. (A)	8,256	671,956
PACCAR, Inc.	43,887	2,442,751
SPX Corp.	8,086	684,399
Media - 2.7%
CBS Corp. - Class B	38,189	2,106,505
Comcast Corp. - Class A	113,586	5,128,408
DISH Network Corp. - Class A	12,239	550,877
Omnicom Group, Inc.	2,590	164,310
Time Warner Cable, Inc.	12,227	1,364,533
Time Warner, Inc.	68,823	4,529,242
Walt Disney Co. - Class A	15,881	1,024,166
Metals & Mining - 0.4%
Alcoa, Inc.	129,129	1,048,527
Freeport-McMoRan Copper & Gold, Inc.	20,160	666,893
U.S. Steel Corp. (A)	15,400	317,086
Multi-Utilities - 0.8%
CMS Energy Corp.	23,167	609,755
DTE Energy Co.	17,126	1,129,974
NiSource, Inc. - Class B	38,815	1,198,995
Sempra Energy	13,980	1,196,688
Multiline Retail - 0.8%
Macy’s, Inc.	19,881	860,251
Nordstrom, Inc. (A)	9,721	546,320
Target Corp.	46,252	2,959,203
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp. - Class A	15,737	1,463,384
Apache Corp.	8,564	729,139
Cheniere Energy, Inc. (J)	1,200	40,968
Chevron Corp.	53,712	6,526,008
ConocoPhillips	24,737	1,719,469
EOG Resources, Inc.	4,952	838,275
Exxon Mobil Corp.	81,346	6,999,010
Marathon Oil Corp.	10,840	378,099
Marathon Petroleum Corp.	21,332	1,372,074
Occidental Petroleum Corp.	28,223	2,639,979
Phillips 66	6,648	384,387
Range Resources Corp.	3,626	275,177
Valero Energy Corp.	25,940	885,851
Williams Cos., Inc.	30,598	1,112,543
Paper & Forest Products - 0.1%
International Paper Co.	9,566	428,557
Pharmaceuticals - 3.1%
Actavis, Inc. (J)	5,639	812,016
Allergan, Inc.	13,629	1,232,743
Bristol-Myers Squibb Co.	104,442	4,833,576
Johnson & Johnson	97,701	8,469,700
Pfizer, Inc.	32,639	937,066
Valeant Pharmaceuticals International, Inc. (J)	7,974	831,927

	Shares	Value
Real Estate Investment Trusts - 1.3%
American Campus Communities, Inc. - Class A	6,961	$ 237,718
American Tower Corp. - Class A	2,656	196,889
Apartment Investment & Management Co. - Class A	4,887	136,543
Boston Properties, Inc.	4,741	506,813
Brandywine Realty Trust (A)	36,065	475,337
Camden Property Trust	5,101	313,405
CBL & Associates Properties, Inc.	34,577	660,421
Digital Realty Trust, Inc. (A)	5,128	272,297
HCP, Inc.	12,237	501,105
Highwoods Properties, Inc.	18,371	648,680
Host Hotels & Resorts, Inc.	35,698	630,784
Post Properties, Inc.	4,862	218,887
ProLogis, Inc. - Class A	2,788	104,885
Simon Property Group, Inc.	8,118	1,203,331
Ventas, Inc.	13,331	819,856
Road & Rail - 1.6%
CSX Corp.	151,461	3,898,606
Norfolk Southern Corp.	7,122	550,887
Union Pacific Corp.	27,360	4,250,102
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A	78,079	1,369,505
Avago Technologies, Ltd. - Class A	15,215	656,071
Broadcom Corp. - Class A	55,975	1,455,910
KLA-Tencor Corp.	15,647	952,120
LAM Research Corp. (J)	21,788	1,115,328
ON Semiconductor Corp. (J)	31,196	227,731
Xilinx, Inc. (A)	13,348	625,487
Software - 2.5%
Adobe Systems, Inc. (J)	46,952	2,438,687
Citrix Systems, Inc. (J)	10,723	757,151
Microsoft Corp.	195,485	6,511,605
Oracle Corp.	114,185	3,787,517
VMware, Inc. - Class A (A) (J)	4,362	352,886
Specialty Retail - 2.1%
AutoZone, Inc. (J)	4,399	1,859,589
Home Depot, Inc.	52,179	3,957,777
Lowe’s Cos., Inc.	58,301	2,775,711
O’Reilly Automotive, Inc. (J)	294	37,511
Ross Stores, Inc.	4,586	333,861
TJX Cos., Inc.	41,586	2,345,035
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (A) (J)	4,999	365,377
V.F. Corp. (A)	13,297	2,646,768
Tobacco - 1.0%
Lorillard, Inc. (A)	6,909	309,385
Philip Morris International, Inc.	59,564	5,157,647
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	4,390	1,148,907

Total Common Stocks (cost $275,292,317)		329,117,837

SHORT-TERM INVESTMENT COMPANY - 6.1%
BlackRock Provident TempFund 24 (K)	33,510,801	33,510,801

Total Short-Term Investment Company (cost $33,510,801)		33,510,801

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (I)	32,863,581	32,863,581

Total Securities Lending Collateral (cost $32,863,581)		32,863,581

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co.
0.01% (I), dated 09/30/2013, to be repurchased at $1,608,296 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 05/15/2040, and with a value of $1,642,872.

	$ 1,608,295	$ 1,608,295

Total Repurchase Agreement (cost $1,608,295)		1,608,295

Total Investment Securities (cost $559,491,310) (L)		613,625,660
Other Assets and Liabilities - Net		(65,968,915)

Net Assets		$ 547,656,745

	Principal	Value
TBA SHORT COMMITMENTS - (1.5%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.5%)
Fannie Mae, TBA
3.50%	$ (1,040,000)	$ (1,058,688)
4.00%	(1,700,000)	(1,795,172)
5.00%	(1,400,000)	(1,518,125)
Ginnie Mae, TBA
3.50%	(700,000)	(719,578)
4.00%	(700,000)	(738,281)
4.50%	(2,000,000)	(2,155,625)

Total U.S. Government Agency Obligations (proceeds $(7,845,084))		(7,985,469)

Total TBA Short Commitments (proceeds $(7,845,084))		(7,985,469)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(133)	12/19/2013	$(281,388)
2-Year U.S. Treasury Note	Long	60	12/31/2013	33,387
30-Year U.S. Treasury Bond	Long	52	12/19/2013	76,835
5-Year U.S. Treasury Note	Long	83	12/31/2013	57,207
90-Day Eurodollar	Short	(1)	12/14/2015	(1,582)
S&P 500 E-Mini Index	Long	20	12/20/2013	(4,150)
Ultra Long U.S. Treasury Bond	Long	45	12/19/2013	72,446

				$(47,245)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	WBC	(637,762)	10/24/2013	$ (861,930)	$ (922)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $32,177,603. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $653,814.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $144,605, or 0.03% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Rate shown reflects the yield at September 30, 2013.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(L)	Aggregate cost for federal income tax purposes is $559,491,310. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $58,884,747 and $4,750,397, respectively. Net unrealized appreciation for tax purposes is $54,134,350.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $46,650,511, or 8.52% of the portfolio’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$29,368,795	$—	$29,368,795
U.S. Government Agency Obligations	—	75,532,492	—	75,532,492
Foreign Government Obligations	—	1,234,893	—	1,234,893
Mortgage-Backed Securities	—	31,283,513	—	31,283,513
Asset-Backed Securities	—	33,578,566	—	33,578,566
Preferred Corporate Debt Security	—	179,100	—	179,100
Corporate Debt Securities	—	44,488,712	—	44,488,712
Short-Term U.S. Government Obligation	—	429,966	—	429,966
Preferred Stock	429,109	—	—	429,109
Common Stocks	329,117,837	—	—	329,117,837
Short-Term Investment Company	33,510,801	—	—	33,510,801
Securities Lending Collateral	32,863,581	—	—	32,863,581
Repurchase Agreement	—	1,608,295	—	1,608,295

Total Investment Securities	$395,921,328	$217,704,332	$—	$613,625,660

Derivative Financial Instruments
Futures Contracts (N)	$239,875	$—	$—	$239,875

Total Derivative Financial Instruments	$239,875	$—	$—	$239,875

Other Assets (O)
Cash	$7,576	$—	$—	$7,576
Foreign Currency	16,249	—	—	16,249

Total Other Assets	$23,825	$—	$—	$23,825

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(7,985,469)	$—	$(7,985,469)

Total TBA Short Commitments	$—	$(7,985,469)	$—	$(7,985,469)

Derivative Financial Instruments
Futures Contracts (N)	$(287,120)	$—	$—	$(287,120)
Forward Foreign Currency Contracts (N)	—	(922)	—	(922)

Total Derivative Financial Instruments	$(287,120)	$(922)	$—	$(288,042)

Other Liabilities (O)
Collateral for Securities on Loan	$(32,863,581)	$—	$—	$(32,863,581)

Total Other Liabilities	$(32,863,581)	$—	$—	$(32,863,581)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 107.6%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,352,833	$ 2,748,800
0.75%, 02/15/2042 (A)	155,067	132,716
1.75%, 01/15/2028 (A)	1,338,204	1,498,475
2.13%, 02/15/2040 (A)	864,712	1,023,197
2.38%, 01/15/2025 (A) (B)	6,159,663	7,351,656
2.38%, 01/15/2027 (A)	8,862,198	10,664,406
2.50%, 01/15/2029 (A)	1,414,582	1,738,721
3.63%, 04/15/2028 (A)	1,011,108	1,397,857
3.88%, 04/15/2029 (A)	1,563,232	2,240,796
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022 (A)	34,900,678	35,549,604
0.13%, 07/15/2022 (A) (B)	19,200,762	18,912,751
0.13%, 01/15/2023 (A) (B) (C)	25,100,211	24,417,786
0.38%, 07/15/2023	602,256	599,151
0.50%, 04/15/2015 (A)	3,234,030	3,303,762
0.63%, 07/15/2021 (A)	13,475,280	14,025,866
1.13%, 01/15/2021 (A) (D)	9,472,861	10,199,609
1.25%, 04/15/2014 (A)	220,752	222,546
1.25%, 07/15/2020 (A) (C)	22,446,003	24,557,318
1.38%, 07/15/2018 - 01/15/2020 (A)	6,380,145	6,999,914
1.88%, 07/15/2015 (A)	120,093	126,792
2.00%, 01/15/2016 (A)	9,828,562	10,511,185
2.63%, 07/15/2017 (A)	563,610	639,522

Total U.S. Government Obligations (cost $176,646,238)		178,862,430

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Australia Government Bond
4.00%, 08/20/2020	AUD 200,000	342,626
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017	BRL 6,400,000	2,026,983
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	EUR 702,593	926,798
Mexican Bonos de Proteccion al Ahorro
4.01%, 01/30/2020 (E)	MXN 8,000,000	606,789
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD 1,000,000	1,153,774
New Zealand Government Bond
2.00%, 09/20/2025 (F)	NZD 400,000	313,692
U.K. Gilt Inflation Linked
2.50%, 07/26/2016 - Reg S	GBP 100,000	553,824
Xunta de Galicia
5.76%, 04/03/2017	EUR 200,000	287,907
6.13%, 04/03/2018	100,000	148,307

Total Foreign Government Obligations (cost $6,473,574)		6,360,700

MORTGAGE-BACKED SECURITIES - 1.1%
Commercial Mortgage Pass-Through Certificates
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	$ 800,000	817,048
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-J9, Class 2A5
5.50%, 01/25/2035	455,988	468,499
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	100,000	104,741
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2
2.57%, 02/25/2035 (E)	90,081	90,497

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.67%, 01/20/2044 (E)	$ 281,869	$ 279,332
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.66%, 11/25/2035 (E)	96,778	92,656
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	29,453	29,575

Total Mortgage-Backed Securities (cost $1,876,853)		1,882,348

ASSET-BACKED SECURITIES - 0.8%
CIFC Funding, Ltd.
Series 2007-1A, Class A1L
0.53%, 05/10/2021 - 144A (E)	100,000	98,085
First Franklin Mortgage Loan Trust
Series 2005-FF11, Class A2D
0.52%, 11/25/2035 (E)	100,014	96,212
RAAC Series
Series 2006-SP4, Class A2
0.35%, 11/25/2036 (E)	157,757	156,858
RAMP Series
Series 2006-RZ5, Class A2
0.36%, 08/25/2046 (E)	710,787	655,331
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A (E)	153,895	142,889
Structured Asset Securities Corp.
Series 2005-WF1, Class M1
0.62%, 02/25/2035 (E)	155,270	142,096

Total Asset-Backed Securities (cost $1,297,585)		1,291,471

CORPORATE DEBT SECURITIES - 1.2%
Commercial Banks - 0.5%
Eksportfinans ASA
5.50%, 06/26/2017	700,000	727,125
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (G)	100,000	99,855
Electric Utilities - 0.6%
Tokyo Electric Power Co., Inc.
4.50%, 03/24/2014	EUR 700,000	948,795
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV
3.20%, 10/02/2017 - 144A (H)	$ 200,000	201,022

Total Corporate Debt Securities (cost $1,894,329)		1,976,797

COMMERCIAL PAPER - 0.2%
Commercial Banks - 0.2%
Santander Commercial Paper SA Unipersonal
1.76%, 10/11/2013 - 144A (I)	300,000	299,858

Total Commercial Paper (cost $299,858)		299,858

STRUCTURED NOTES DEBT - 0.0% (J)
Consumer Finance - 0.0% (J)
SLM Corp., Series MTN
4.05%, 12/15/2013 (E)	50,000	50,047

Total Structured Notes Debt (cost $50,021)		50,047

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (J) (K) (L)
Put Option - 0.0% (J)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style (F)
Expires 04/14/2014
Counterparty: DUB	$ 500,000	$ 17,309

Total Purchased Swaption (cost $25,425)		17,309

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (I)	374,062	374,062

Total Securities Lending Collateral (cost $374,062)		374,062

	Principal	Value
REPURCHASE AGREEMENTS - 87.8%
Bank of Nova Scotia 0.10% (I), dated 09/30/2013, to be repurchased at $47,000,131 on 10/01/2013. Collateralized by a U.S. Government Obligation, 2.38%, due 02/28/2015, and with a value of $47,928,433.	$ 47,000,000	47,000,000
Barclays Capital, Inc. 0.08% (I), dated 09/30/2013, to be repurchased at $6,100,014 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 09/30/2020, and with a value of $6,224,156.	6,100,000	6,100,000
BNP Paribas 0.11% (I), dated 09/30/2013, to be repurchased at $6,100,019 on 10/01/2013. Collateralized by a U.S. Government Obligation, 3.00%, due 07/01/2043, and with a value of 6,297,458.	6,100,000	6,100,000
Credit Suisse Securities USA 0.10% (I), dated 09/30/2013, to be repurchased at $26,200,073 on 10/01/2013. Collateralized by a U.S. Government Obligation, 0.88%, due 02/28/2017, and with a value of $26,771,670.	26,200,000	26,200,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
Goldman Sachs 0.09% (I), dated 09/30/2013, to be repurchased at $6,100,015 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/01/2027, and with a value of $6,270,810.	$ 6,100,000	$ 6,100,000
JPMorgan Securities 0.09% (I), dated 09/30/2013, to be repurchased at $29,600,074 on 10/01/2013. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2015, and with a value of $30,093,730.	29,600,000	29,600,000
JPMorgan Securities 0.10% (I), dated 09/30/2013, to be repurchased at $6,100,017 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.21%, due 12/05/2022, and with a value of $6,273,653.	6,100,000	6,100,000
Royal Bank of Scotland 0.09% (I), dated 09/30/2013, to be repurchased at $6,100,015 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 10/14/2016, and with a value of $6,230,199.	6,100,000	6,100,000
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2013, to be repurchased at $6,411,277 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $6,541,381.	6,411,275	6,411,275
Toronto Dominion Bank 0.08% (I), dated 09/30/2013, to be repurchased at $6,100,014 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2042, and with a value of $6,215,697.	6,100,000	6,100,000

Total Repurchase Agreements (cost $145,811,275)		145,811,275

Total Investment Securities (cost $334,749,220) (M)		336,926,297
Other Assets and Liabilities - Net		(170,730,229)

Net Assets		$ 166,196,068

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (K) (L)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Receive	0.50%	10/24/2013	EUR	7,400,000	$(6,865)	$(1,605)
Call - OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Receive	0.50	10/24/2013		17,800,000	(17,671)	(3,706)
Put - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	0.75	10/24/2013		7,400,000	(11,769)	(671)
Put - OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	0.75	10/24/2013		17,800,000	(33,575)	(1,701)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013		$3,100,000	(8,575)	(21,986)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month USD LIBOR BBA	Pay	2.85	04/14/2014		2,200,000	(26,400)	(4,754)

								$(104,855)	$(34,423)

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	09/16/2017	USD	$ 2,600,000	$(21,517)	$(4,203)	$(17,314)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	USD	$7,100,000	$270,538	$349,886	$(79,348)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY	340,000,000	(48,175)	(25,247)	(22,928)

					$222,363	$324,639	$(102,276)

OVER THE COUNTER SWAP AGREEMENTS: (K) (L)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI (O)	10.91%	01/02/2017	HSBC	BRL	$4,500,000	$(4,835)	$(4,744)	$(91)
France CPI ex Tobacco	1.95	07/25/2021	BCLY	EUR	800,000	2,663	(5,412)	8,075
France CPI ex Tobacco	1.95	07/25/2021	BOA	EUR	400,000	(36,419)	(1,354)	(35,065)
France CPI ex Tobacco	2.00	02/01/2018	DUB	EUR	800,000	27,289	489	26,800
France CPI ex Tobacco	2.15	04/01/2021	GSC	EUR	2,000,000	71,987	12,577	59,410
France CPI ex Tobacco	2.15	04/01/2021	DUB	EUR	200,000	7,199	4,166	3,033

						$67,884	$5,722	$62,162

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	$100,000	$(4,196)	$0	$(4,196)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	USD	700,000	(11,119)	0	(11,119)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	1,800,000	(29,418)	24,732	(54,150)

						$(44,733)	$24,732	$(69,465)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3	12/19/2013	$5,476
30-Year U.S. Treasury Bond	Short	(2)	12/19/2013	(8,018)
5-Year U.S. Treasury Note	Long	36	12/31/2013	70,397
90-Day Eurodollar	Long	25	09/15/2014	4,951
90-Day Eurodollar	Long	5	09/14/2015	(1,085)
90-Day Eurodollar	Long	50	03/14/2016	(45,084)
90-Day Eurodollar	Long	13	03/13/2017	15,415

				$42,052

FORWARD FOREIGN CURRENCY CONTRACTS: (K) (L)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	402,000	10/02/2013	$362,283	$12,688
AUD	BOA	(2,390,000)	10/02/2013	(2,135,716)	(93,593)
AUD	DUB	1,988,000	10/02/2013	1,862,820	(8,482)
AUD	DUB	(1,988,000)	11/04/2013	(1,858,780)	8,636
BRL	BOA	2,741,105	10/01/2013	1,225,075	11,395
BRL	BCLY	(852,145)	10/02/2013	(356,755)	(27,534)
BRL	BCLY	852,145	10/02/2013	382,128	2,161
BRL	DUB	852,145	10/02/2013	383,936	353
BRL	DUB	(852,145)	10/02/2013	(382,128)	(2,161)
BRL	BOA	(2,741,105)	01/03/2014	(1,199,871)	(11,043)
BRL	DUB	(852,145)	01/03/2014	(376,373)	(72)
BRL	HSBC	(808,571)	01/03/2014	(351,415)	(5,780)
BRL	HSBC	(70,213)	01/03/2014	(30,467)	(551)
CAD	DUB	(82,000)	12/23/2013	(79,857)	418
EUR	BOA	(1,050,000)	10/02/2013	(1,401,379)	(19,121)
EUR	DUB	(98,000)	10/02/2013	(129,421)	(3,159)
EUR	DUB	(397,000)	10/02/2013	(520,708)	(16,377)
EUR	GSC	1,545,000	10/02/2013	2,090,694	(529)
EUR	BCLY	(187,000)	11/04/2013	(253,219)	212
EUR	GSC	(1,545,000)	11/04/2013	(2,090,878)	531
GBP	BCLY	(341,000)	12/12/2013	(535,723)	(16,025)
INR	BCLY	68,030,020	10/17/2013	1,131,947	(51,186)
INR	BCLY	(1,500,000)	10/17/2013	(25,000)	1,170
INR	BCLY	(8,296,720)	10/17/2013	(137,000)	5,194
INR	BCLY	(3,986,400)	10/17/2013	(66,000)	2,670
INR	BCLY	(3,484,320)	10/17/2013	(56,000)	646
INR	BCLY	(1,345,300)	10/17/2013	(22,000)	628
INR	BCLY	(2,905,920)	10/17/2013	(48,000)	1,835
INR	BCLY	(1,832,400)	10/17/2013	(30,000)	890
INR	BCLY	(10,979,460)	10/17/2013	(181,000)	6,574
INR	DUB	(4,199,300)	10/17/2013	(70,000)	3,288
INR	DUB	(3,790,680)	10/17/2013	(62,000)	1,779
INR	DUB	(7,922,200)	10/17/2013	(130,000)	4,144
INR	DUB	(2,081,820)	10/17/2013	(34,000)	927
INR	DUB	(3,564,190)	10/17/2013	(59,000)	2,377
INR	DUB	(7,859,800)	10/17/2013	(130,000)	5,135
INR	DUB	(2,357,550)	10/17/2013	(39,000)	1,547
JPY	BOA	46,000,000	10/17/2013	465,239	2,791
JPY	DUB	(1,000,000)	10/17/2013	(10,243)	69
JPY	HSBC	(46,800,000)	10/17/2013	(473,749)	(2,420)
MXN	GSC	(2,648,017)	12/17/2013	(201,034)	13
NZD	HSBC	(372,000)	10/02/2013	(294,881)	(14,037)
NZD	HSBC	(370,000)	11/04/2013	(305,683)	(854)

					$(194,853)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $451,032.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $118,700.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $16,097.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $331,001, or 0.20% of the portfolio’s net assets.
(G)	All or a portion of this security is on loan. The value of all securities on loan is $366,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Rate shown reflects the yield at September 30, 2013.
(J)	Percentage rounds to less than 0.1%.
(K)	Securities with an aggregate market value of $269,724 have been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(L)	Cash in the amount of $2,406,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(M)	Aggregate cost for federal income tax purposes is $334,749,220. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,013,535 and $836,458, respectively. Net unrealized appreciation for tax purposes is $2,177,077.
(N)	Cash in the amount of $164,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(O)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued derivatives is $(4,835), or less than 0.01% of the portfolio’s net assets.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $1,663,643, or 1.00% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CDI	Credit Default Index
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NAS	National Academy of Sciences
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$178,862,430	$—	$178,862,430
Foreign Government Obligations	—	6,360,700	—	6,360,700
Mortgage-Backed Securities	—	1,882,348	—	1,882,348
Asset-Backed Securities	—	1,291,471	—	1,291,471
Corporate Debt Securities	—	1,976,797	—	1,976,797
Commercial Paper	—	299,858	—	299,858
Structured Notes Debt	—	50,047	—	50,047
Purchased Swaption	—	17,309	—	17,309
Securities Lending Collateral	374,062	—	—	374,062
Repurchase Agreements	—	145,811,275	—	145,811,275

Total Investment Securities	$374,062	$336,552,235	$—	$336,926,297

Derivative Financial Instruments
Interest Rate Swap Agreements (Q)	$—	$97,318	$—	$97,318
Futures Contracts (Q)	96,239	—	—	96,239
Forward Foreign Currency Contracts (Q)	—	78,071	—	78,071

Total Derivative Financial Instruments	$96,239	$175,389	$—	$271,628

Other Assets (R)
Foreign Currency	$53,840	$—	$—	$53,840

Total Other Assets	$53,840	$—	$—	$53,840

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Written Swaptions	$—	$(34,423)	$—	$(34,423)
Interest Rate Swap Agreements (Q)	(119,590)	(104,621)	—	(224,211)
Futures Contracts (Q)	(54,187)	—	—	(54,187)
Forward Foreign Currency Contracts (Q)	—	(272,924)	—	(272,924)

Total Derivative Financial Instruments	$(173,777)	$(411,968)	$—	$(585,745)

Other Liabilities (R)
Cash Deposit due to Broker	$(2,242,000)	$—	$—	$(2,242,000)
Collateral for Securities on Loan	(374,062)	—	—	(374,062)
Due to Custodian	(6,093,915)	—	—	(6,093,915)

Total Other Liabilities	$(8,709,977)	$—	$—	$(8,709,977)

(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(R)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 45.2%
U.S. Treasury Bond	$ 10,100,000	$ 8,371,951
2.75%, 08/15/2042 (A)
U.S. Treasury Note
0.13%, 07/31/2014	500,000	500,117
0.25%, 01/31/2014 - 06/30/2014 (B)	900,000	900,805
0.25%, 02/28/2014 - 09/15/2014	16,700,000	16,719,408
0.25%, 03/31/2014 (C)	14,489,000	14,502,591
0.50%, 08/15/2014	1,000,000	1,003,359
0.63%, 07/15/2014 - 08/31/2017	17,050,000	16,971,959
0.75%, 12/15/2013 - 06/15/2014	600,000	602,449
1.00%, 01/15/2014 - 08/31/2019 (C)	10,950,000	10,520,668
1.00%, 05/15/2014	500,000	502,832
1.25%, 02/15/2014 (C)	1,738,000	1,745,739
1.25%, 03/15/2014 - 04/15/2014	1,962,000	1,972,998
1.50%, 08/31/2018 (B)	4,300,000	4,328,556
1.63%, 08/15/2022 - 11/15/2022	30,300,000	28,224,048
1.75%, 01/31/2014 - 03/31/2014	1,100,000	1,108,417
1.88%, 02/28/2014 (C)	2,100,000	2,115,832
1.88%, 04/30/2014	100,000	101,043
2.25%, 05/31/2014	1,800,000	1,825,664

Total U.S. Government Obligations (cost $113,284,503)		112,018,436

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Fannie Mae
Zero Coupon, 12/04/2013	500,000	499,964
0.88%, 10/26/2017	1,800,000	1,774,211
1.88%, 09/18/2018	6,800,000	6,873,508
4.50%, 04/01/2028 - 10/01/2041	1,909,213	2,039,189
Financing Corp. Fico STRIPS
Series 2011 - 75, Class FA
Zero Coupon, 05/11/2018	600,000	556,424
Freddie Mac
Zero Coupon, 01/21/2014 - 01/23/2014	4,200,000	4,198,664
1.25%, 10/02/2019 (B)	14,450,000	13,806,758
2.38%, 01/13/2022 (B)	10,800,000	10,511,597

Total U.S. Government Agency Obligations (cost $40,199,626)		40,260,315

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Province of Ontario Canada
1.65%, 09/27/2019 (B)	1,200,000	1,155,000
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	143,000	168,523

Total Foreign Government Obligations (cost $1,375,053)		1,323,523

MORTGAGE-BACKED SECURITIES - 1.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	129,748	130,806
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160,000	161,433
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.62%, 07/25/2035 (E)	77,117	76,058
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.39%, 07/15/2044 (E)	88,201	89,043
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	202,635

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust (continued)
Series 2007-GG9, Class A2
5.38%, 03/10/2039	$ 251,447	$ 257,654
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.48%, 05/25/2035 (E)	115,619	96,229
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	438,539	438,338
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	168,350	167,748
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.66%, 12/15/2048 (E) (F)	2,480,589	187,039
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.42%, 03/25/2035 (E)	970,885	892,000

Total Mortgage-Backed Securities (cost $2,616,871)		2,698,983

ASSET-BACKED SECURITIES - 1.3%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.52%, 07/25/2018 - 144A (E)	103,935	103,050
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	199,660
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates
Series 2004-R3, Class M1
0.70%, 05/25/2034 (E)	573,609	483,315
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.50%, 11/15/2017 - 144A (E)	77,595	77,273
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M3
0.90%, 03/25/2035 (E)	100,000	94,492
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (E)	400,000	334,181
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.51%, 07/20/2019 - 144A (E)	250,000	246,758
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.88%, 12/26/2031 - 144A (E)	133,603	133,391
RASC Trust
Series 2006-EMX2, Class A2
0.38%, 02/25/2036 (E)	912,795	889,150
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.44%, 07/15/2036 (E)	200,000	194,342
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.43%, 03/15/2024 (E)	200,000	192,353
SLM Student Loan Trust
Series 2004-10, Class A5A
0.67%, 04/25/2023 - 144A (E)	199,987	199,705
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (E)	60,938	60,854

Total Asset-Backed Securities (cost $3,181,856)		3,208,524

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	$ 200,000	$ 245,702
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	240,366
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	200,000	168,546
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	300,000	379,338
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.93%, 12/26/2031 (E)	130,034	131,775

Total Municipal Government Obligations (cost $1,303,989)		1,165,727

CORPORATE DEBT SECURITIES - 5.5%
Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc.
2.45%, 10/01/2022 (B)	100,000	93,452
Airlines - 0.0% (G)
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (B)	50,000	48,375
5.50%, 10/29/2020 (B)	50,000	49,938
Automobiles - 0.1%
Daimler Finance North America LLC
0.87%, 01/09/2015 - 144A (B) (E)	165,000	165,583
Biotechnology - 0.2%
Amgen, Inc.
4.10%, 06/15/2021 (B)	400,000	413,302
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.70%, 03/22/2016 (E)	300,000	297,467
6.15%, 04/01/2018	280,000	320,250
Morgan Stanley, Series GMTN
6.63%, 04/01/2018 (B)	200,000	232,191
Commercial Banks - 1.1%
American Express Centurion Bank
0.72%, 11/13/2015 (E)	500,000	501,608
Bank of Montreal, Series MTN
2.55%, 11/06/2022	220,000	204,212
Bank of Nova Scotia
0.45%, 03/27/2014 (E)	400,000	399,907
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021 (B)	220,000	235,068
HSBC Holdings PLC
5.10%, 04/05/2021 (B)	280,000	308,429
JPMorgan Chase Bank NA
6.00%, 10/01/2017 (B)	260,000	297,480
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (B)	400,000	416,600
UBS AG
5.75%, 04/25/2018	100,000	115,373
Westpac Banking Corp.
1.01%, 09/25/2015 (E)	300,000	303,033
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (B)	40,000	35,690

	Principal	Value
Commercial Services & Supplies (continued)
Eaton Corp.
2.75%, 11/02/2022 - 144A	$ 125,000	$ 116,487
ERAC USA Finance LLC
1.40%, 04/15/2016 - 144A (F)	100,000	99,545
Consumer Finance - 0.2%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	150,000	151,063
PACCAR Financial Corp., Series MTN
0.54%, 02/08/2016 (E)	150,000	150,146
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (E)	200,000	200,525
Diversified Financial Services - 0.7%
American Honda Finance Corp.
0.72%, 05/08/2014 - 144A (E)	150,000	150,363
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (B)	200,000	199,743
General Electric Capital Corp.
0.86%, 12/11/2015 (B) (E)	120,000	121,033
Helios Leasing I LLC
1.56%, 09/28/2024	184,802	176,078
JPMorgan Chase & Co.
3.25%, 09/23/2022 (B)	200,000	188,679
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A (F)	300,000	291,425
3.00%, 10/23/2017 -144A	250,000	251,523
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	220,000	259,271
Tagua Leasing LLC
1.58%, 11/16/2024	188,657	179,838
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.65%, 02/12/2016 (E)	200,000	199,613
Verizon Communications, Inc.
1.78%, 09/15/2016 (E)	500,000	514,585
4.50%, 09/15/2020	100,000	106,347
5.15%, 09/15/2023	200,000	214,357
Electric Utilities - 0.2%
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	144,834
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	97,256
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (F)	200,000	176,678
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150,000	140,185
Energy Equipment & Services - 0.0% (G)
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	91,359
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	200,000	198,744
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	245,246
Insurance - 0.1%
First American Financial Corp.
4.30%, 02/01/2023	100,000	96,790
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A	200,000	194,846

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	$ 200,000	$ 182,271
Machinery - 0.1%
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 (B)	200,000	187,796
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A	80,000	73,882
COX Communications, Inc.
3.25%, 12/15/2022 - 144A (B)	100,000	88,802
SES SA
3.60%, 04/04/2023 - 144A (B)	200,000	188,128
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	153,917
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	139,325
Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets PLC
5.25%, 11/07/2013	150,000	150,670
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	438,500
Petroleos Mexicanos
6.00%, 03/05/2020 (B)	200,000	222,000
Rosneft Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S (B)	200,000	230,500
Statoil ASA
2.45%, 01/17/2023 (B)	125,000	114,223
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	111,609
Pharmaceuticals - 0.2%
AbbVie, Inc.
1.03%, 11/06/2015 (E)	200,000	201,915
Eli Lilly & Co.
4.20%, 03/06/2014	150,000	152,434
Real Estate Investment Trusts - 0.0% (G)
American Tower Corp.
3.50%, 01/31/2023 (B)	100,000	87,780
Road & Rail - 0.3%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A (F)	200,000	202,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (B)	200,000	188,197
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	365,161
Software - 0.1%
Microsoft Corp.
2.13%, 11/15/2022 (B)	300,000	272,943
Tobacco - 0.1%
Philip Morris International, Inc.
6.88%, 03/17/2014	150,000	154,405
Reynolds American, Inc.
4.85%, 09/15/2023	100,000	103,861
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (B)	200,000	198,500

Total Corporate Debt Securities (cost $13,956,177)		13,603,336

	Principal	Value
COMMERCIAL PAPER - 0.1%
Diversified Financial Services - 0.1%
Ford Motor Credit Co.
1.00%, 11/05/2013 (H)	$ 275,000	$ 274,733

Total Commercial Paper (cost $274,733)		274,733

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 26.3%
Freddie Mac
0.02%, 10/02/2013 (H)	1,100,000	1,099,999
0.05%, 10/23/2013 - 12/27/2013 (H)	4,400,000	4,399,593
0.07%, 03/28/2014 (H)	28,700,000	28,689,714
0.08%, 10/02/2013 (H)	1,000,000	999,998
0.15%, 02/24/2014 (H)	1,400,000	1,399,148
0.16%, 01/15/2014 - 02/11/2014 (H)	1,500,000	1,499,182
U.S. Treasury Bill
0.01%, 12/19/2013 (H)	500,000	499,995
0.06%, 01/09/2014 (A) (B) (C) (H)	18,440,000	18,436,755
0.06%, 01/23/2014 (B) (H)	800,000	799,848
0.06%, 01/16/2014 - 01/30/2014 (H)	3,600,000	3,599,257
0.08%, 02/06/2014 (B) (C) (H)	1,088,000	1,087,677
0.11%, 07/24/2014 (A) (H)	2,421,000	2,418,860
0.14%, 06/26/2014 (H)	300,000	299,687

Total Short-Term U.S. Government Obligations (cost $65,229,713)		65,229,713

	Contracts	Value
PURCHASED OPTION - 0.5%
Put Option - 0.5%
S&P 500 Index
Index Value $ 1,325.00
Expires 06/21/2014	735	1,319,325

Total Purchased Option (cost $3,379,950)		1,319,325

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (G)
Put Option - 0.0% (G)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style
Expires 09/21/2015 (F)
Counterparty: BNP	$ 300,000	41,014

Total Purchased Swaption (cost $23,689)		41,014

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.17% (H)	27,913,608	27,913,608

Total Securities Lending Collateral (cost $27,913,608)		27,913,608

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 6.9%
BNP Paribas 0.11% (H), dated 09/30/2013, to be repurchased at $11,400,035 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/01/2043, and with a value of $11,769,067.	$ 11,400,000	$ 11,400,000
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2013, to be repurchased at $5,653,056 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $5,767,965.	5,653,054	5,653,054

Total Repurchase Agreements (cost $17,053,054)		17,053,054

Total Investment Securities (cost $289,792,822) (I)		286,110,291
Other Assets and Liabilities - Net		(38,153,808)

Net Assets		$ 247,956,483

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (G)
Call Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	7	$ (3,325)

Put Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	7	$ (3,063)

Total Written Options (premiums $(8,024))		$ (6,388)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50%	10/28/2013	$2,200,000	$(6,105)	$(15,603)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	3,600,000	(12,690)	(1,786)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	1,260,000	(22,578)	(43,047)

							$(41,373)	$(60,436)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	USD	$23,800,000	$448,744	$340,616	$108,128
North American Investment Grade Index - Series 20	1.00	06/20/2018	USD	26,600,000	398,108	332,539	65,569
North American Investment Grade Index - Series 21	1.00	12/20/2018	USD	37,200,000	342,375	388,431	(46,056)

					$1,189,227	$1,061,586	$127,641

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	USD	$650,000	$(2,679)	$(4,334)	$1,655
6-Month EURIBOR	1.25	09/13/2018	EUR	700,000	1,976	(2,488)	4,464

					$(703)	$(6,822)	$6,119

OVER THE COUNTER SWAP AGREEMENTS: (M)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (N)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	$384,821	$860,040	$0	$860,040

FUTURES CONTRACTS: (O)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3	12/19/2013	$7,496
5-Year U.S. Treasury Note	Long	41	12/31/2013	86,369
Russell 2000 Mini Index	Long	115	12/20/2013	229,307
S&P 500 E-Mini Index	Long	1,329	12/20/2013	(320,083)

				$3,089

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,781,876.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $27,355,832. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,786,876.
(D)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $997,701, or 0.40% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at September 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $289,792,822. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $517,690 and $4,200,221, respectively. Net unrealized depreciation for tax purposes is $3,682,531.
(J)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(K)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	Securities with an aggregate market value of $1,048,838 have been segregated by the broker with the custodian as collateral for open swap, and swaptions contracts.
(N)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(O)	Cash in the amount of $1,509,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $3,765,064, or 1.52% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$112,018,436	$—	$112,018,436
U.S. Government Agency Obligations	—	40,260,315	—	40,260,315
Foreign Government Obligations	—	1,323,523	—	1,323,523
Mortgage-Backed Securities	—	2,698,983	—	2,698,983
Asset-Backed Securities	—	3,208,524	—	3,208,524
Municipal Government Obligations	—	1,165,727	—	1,165,727
Corporate Debt Securities	—	13,603,336	—	13,603,336
Commercial Paper	—	274,733	—	274,733
Short-Term U.S. Government Obligations	—	65,229,713	—	65,229,713
Purchased Option	1,319,325	—	—	1,319,325
Purchased Swaption	—	41,014	—	41,014
Securities Lending Collateral	27,913,608	—	—	27,913,608
Repurchase Agreements	—	17,053,054	—	17,053,054

Total Investment Securities	$29,232,933	$256,877,358	$—	$286,110,291

Derivative Financial Instruments
Credit Default Swap Agreements (Q)	$173,697	$—	$—	$173,697
Interest Rate Swap Agreements (Q)	6,119	—	—	6,119
Total Return Swap Agreements (Q)	—	860,040	—	860,040
Futures Contracts (Q)	323,172	—	—	323,172

Total Derivative Financial Instruments	$502,988	$860,040	$—	$1,363,028

Other Assets (R)
Cash	$16,147	$—	$—	$16,147
Cash on Deposit with Broker	1,509,000	—	—	1,509,000
Foreign Currency	10,939	—	—	10,939

Total Other Assets	$1,536,086	$—	$—	$1,536,086

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Written Options	$—	$(6,388)	$—	$(6,388)
Written Swaptions	—	(60,436)	—	(60,436)
Credit Default Swap Agreements (Q)	(46,056)	—	—	(46,056)
Futures Contracts (Q)	(320,083)	—	—	(320,083)

Total Derivative Financial Instruments	$(366,139)	$(66,824)	$—	$(432,963)

Other Liabilities (R)
Collateral for Securities on Loan	$(27,913,608)	$—	$—	$(27,913,608)

Total Other Liabilities	$(27,913,608)	$—	$—	$(27,913,608)

(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(R)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 55.2%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 5,600,000	$ 4,641,874
U.S. Treasury Note
0.13%, 07/31/2014	200,000	200,047
0.25%, 01/31/2014 - 06/30/2014 (B)	2,200,000	2,201,718
0.25%, 02/28/2014 - 09/15/2014	14,000,000	14,014,755
0.50%, 08/15/2014	1,300,000	1,304,367
0.63%, 07/15/2014 - 08/31/2017	10,919,000	10,914,995
0.75%, 06/15/2014	200,000	200,922
1.00%, 01/15/2014 - 05/15/2014	2,400,000	2,411,859
1.00%, 08/31/2019 (C)	3,300,000	3,166,710
1.25%, 02/15/2014 - 03/15/2014 (C)	1,000,000	1,004,664
1.25%, 04/15/2014	400,000	402,516
1.50%, 08/31/2018 (B)	2,500,000	2,516,602
1.63%, 08/15/2022	11,300,000	10,526,650
1.75%, 01/31/2014	100,000	100,566
1.88%, 02/28/2014 (C)	900,000	906,785
2.25%, 05/31/2014	500,000	507,129

Total U.S. Government Obligations (cost $55,645,716)		55,022,159

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.1%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,774,211
1.88%, 09/18/2018	2,200,000	2,223,782
4.50%, 05/01/2041	314,132	335,749
Fannie Mae, TBA
4.50%	1,000,000	1,067,969
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	600,000	556,424
Freddie Mac
Zero Coupon, 01/23/2014	700,000	699,756
1.25%, 10/02/2019 (B)	7,350,000	7,022,815
2.38%, 01/13/2022 (B)	7,500,000	7,299,720

Total U.S. Government Agency Obligations (cost $20,912,557)		20,980,426

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,155,000
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	143,000	168,523

Total Foreign Government Obligations (cost $1,375,053)		1,323,523

MORTGAGE-BACKED SECURITIES - 1.5%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	64,874	65,403
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	80,000	80,716
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.87%, 05/25/2034 (E)	61,932	60,490
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.62%, 07/25/2035 (E)	59,123	58,311

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.39%, 07/15/2044 (E)	$ 44,101	$ 44,522
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	100,000	101,317
Series 2007-GG9, Class A2
5.38%, 03/10/2039	137,697	141,096
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	381,593	385,528
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	242,762	242,652
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	84,175	83,874
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.66%, 12/15/2048 (E) (F)	2,282,142	172,076
Mortgage Loan Trust
Series 2004-3, Class 1A7
3.75%, 03/25/2034 (E)	38,616	38,504

Total Mortgage-Backed Securities (cost $1,489,640)		1,474,489

ASSET-BACKED SECURITIES - 1.1%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	100,000	99,830
Bear Stearns Asset Backed Securities Trust
Series 2005-SD1, Class 2M2
1.38%, 01/25/2045 (E)	346,384	264,055
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.50%, 11/15/2017 - 144A (E)	77,595	77,273
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (E)	300,000	250,636
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.88%, 12/26/2031 - 144A (E)	89,069	88,927
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.44%, 07/15/2036 (E)	100,000	97,171
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.43%, 03/15/2024 (E)	100,000	96,177
SLM Student Loan Trust
Series 2004-10, Class A5A
0.67%, 04/25/2023 - 144A (E)	99,993	99,852
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (E)	30,469	30,427

Total Asset-Backed Securities (cost $1,117,873)		1,104,348

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	200,000	245,702
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	240,366

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	$ 200,000	$ 168,546
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	300,000	379,338
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.93%, 12/26/2031 (E)	86,689	87,850

Total Municipal Government Obligations (cost $1,260,644)		1,121,802

CORPORATE DEBT SECURITIES - 9.7%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	93,452
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (B)	50,000	48,375
5.50%, 10/29/2020 (B)	50,000	49,938
Biotechnology - 0.4%
Amgen, Inc.
4.10%, 06/15/2021	400,000	413,302
Capital Markets - 0.7%
Goldman Sachs Group, Inc.
0.70%, 03/22/2016 (E)	150,000	148,734
6.15%, 04/01/2018	240,000	274,500
Morgan Stanley, Series GMTN
6.63%, 04/01/2018	200,000	232,191
Commercial Banks - 1.7%
Bank of Montreal, Series MTN
2.55%, 11/06/2022	200,000	185,647
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (B)	200,000	213,698
HSBC Holdings PLC
5.10%, 04/05/2021 (B)	240,000	264,368
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	389,012
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (B)	400,000	416,600
UBS AG
5.75%, 04/25/2018	100,000	115,373
Westpac Banking Corp.
1.01%, 09/25/2015 (E)	150,000	151,517
Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023 (B)	40,000	35,691
Eaton Corp.
2.75%, 11/02/2022 - 144A	250,000	232,973
Consumer Finance - 0.2%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	75,000	75,531
PACCAR Financial Corp., Series MTN
0.54%, 02/08/2016 (E)	70,000	70,068
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (E)	100,000	100,263
Diversified Financial Services - 1.4%
American Honda Finance Corp.
0.49%, 11/03/2014 - 144A (B) (E)	300,000	300,566
0.72%, 05/08/2014 - 144A (E)	75,000	75,182
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (B)	200,000	199,742

	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corp.
0.86%, 12/11/2015 (E)	$ 60,000	$ 60,516
Helios Leasing I LLC
1.56%, 09/28/2024	184,801	176,077
JPMorgan Chase & Co.
3.25%, 09/23/2022 (B)	200,000	188,679
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	200,000	235,701
Tagua Leasing LLC
1.58%, 11/16/2024	188,657	179,838
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.65%, 02/12/2016 (E)	100,000	99,806
Verizon Communications, Inc.
1.78%, 09/15/2016 (E)	100,000	102,917
4.50%, 09/15/2020	100,000	106,347
5.15%, 09/15/2023	100,000	107,179
Electric Utilities - 0.4%
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	96,556
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	97,256
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (B) (F)	200,000	176,678
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150,000	140,185
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	100,000	99,372
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	132,055
Insurance - 0.3%
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A	300,000	292,269
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022 (B)	200,000	182,271
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A	80,000	73,882
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	75,000	76,958
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	139,325
Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
5.25%, 11/07/2013	75,000	75,335
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	438,500
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	222,000
Rosneft Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S (B)	200,000	230,500
Statoil ASA
2.45%, 01/17/2023 (B)	250,000	228,446
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	82,494
Pharmaceuticals - 0.5%
AbbVie, Inc.
1.03%, 11/06/2015 (E)	100,000	100,958
2.90%, 11/06/2022	350,000	327,323

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.20%, 03/06/2014	$ 75,000	$ 76,217
Road & Rail - 0.4%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A (F)	100,000	101,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (B)	200,000	188,197
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	91,290
Software - 0.2%
Microsoft Corp.
2.13%, 11/15/2022 (B)	200,000	181,962
Tobacco - 0.1%
Philip Morris International, Inc.
6.88%, 03/17/2014	75,000	77,203
Transportation Infrastructure - 0.2%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A (B)	200,000	190,706
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (B)	200,000	198,500

Total Corporate Debt Securities (cost $9,983,514)		9,661,221

COMMERCIAL PAPER - 0.6%
Commercial Banks - 0.4%
Santander Commercial Paper SA Unipersonal
3.10%, 10/01/2013 - 144A (G)	400,000	400,000
Diversified Financial Services - 0.2%
Ford Motor Credit Co.
1.00%, 11/05/2013 (G)	200,000	199,806

Total Commercial Paper (cost $599,806)		599,806

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.5%
Freddie Mac
0.04%, 11/08/2013 - 12/11/2013 (G)	500,000	499,963
0.05%, 10/23/2013 - 12/27/2013 (G)	600,000	599,948
0.07%, 03/28/2014 (G)	3,500,000	3,498,737
0.08%, 03/28/2014 (G)	100,000	99,963
0.16%, 01/15/2014 - 02/11/2014 (G)	500,000	499,732
U.S. Treasury Bill
0.01%, 12/19/2013 (G)	100,000	99,999
0.06%, 01/09/2014 (A) (B) (G)	2,161,000	2,160,641
0.06%, 01/23/2014 (B) (G)	300,000	299,943
0.06%, 01/30/2014 (G)	500,000	499,895
0.07%, 01/16/2014 (G)	500,000	499,900
0.07%, 02/13/2014 (C) (G)	100,000	99,974
0.08%, 02/06/2014 (G)	400,000	399,882
0.13%, 05/29/2014 (G)	81,000	80,930
0.14%, 06/26/2014 (G)	100,000	99,896

Total Short-Term U.S. Government Obligations (cost $9,439,403)		9,439,403

	Contracts	Value
PURCHASED OPTION - 0.4%
Put Option - 0.4%
S&P 500 Index
Index Value $ 1,325.00
Expires 06/21/2014	217	389,515

Total Purchased Option (cost $1,131,575)		389,515

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (H)(I)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	$300,000	$41,014

Total Purchased Swaption (cost $23,689)		41,014

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)	11,068,763	11,068,763

Total Securities Lending Collateral (cost $11,068,763)		11,068,763

	Principal	Value
REPURCHASE AGREEMENTS - 2.8%
BNP Paribas 0.11% (G), dated 09/30/2013, to be repurchased at $600,002 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/01/2043, and with a value of $619,460.	$600,000	600,000
State Street Bank & Trust Co. 0.01% (G), dated 09/30/2013, to be repurchased at $2,145,654 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $2,192,090.	2,145,654	2,145,654

Total Repurchase Agreements (cost $2,745,654)		2,745,654

Total Investment Securities (cost $116,793,887) (J)		114,972,123
Other Assets and Liabilities - Net		(15,385,186)

Net Assets		$99,586,937

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (G)
Call Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	4	$(1,900)

Put Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	4	$(1,750)

Total Written Options (premiums $(4,567))		$(3,650)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (H)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50%	10/28/2013	$1,400,000	$(3,885)	$(9,929)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	900,000	(3,172)	(447)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	1,260,000	(22,578)	(43,047)

							$(29,635)	$(53,423)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	9,400,000	$140,613	$116,095	$24,518
North American Investment Grade Index - Series 21	1.00	12/20/2018	USD	30,700,000	282,543	330,183	(47,640)

					$423,156	$446,278	$(23,122)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	USD	450,000	$(1,855)	$(3,037)	$1,182
6-Month EURIBOR	1.25	09/13/2018	EUR	525,000	1,482	(1,866)	3,348

					$(373)	$(4,903)	$4,530

OVER THE COUNTER SWAP AGREEMENTS: (H)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	$80,479	$180,964	$0	$180,964

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	12/19/2013	$4,997
5-Year U.S. Treasury Note	Long	23	12/31/2013	48,794
Russell 2000 Mini Index	Long	47	12/20/2013	99,398
S&P 500 E-Mini Index	Long	408	12/20/2013	(165,006)

				$(11,817)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $959,523.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of this security is on loan. The value of all securities on loan is $10,845,941. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,400,712.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $490,768, or 0.49% of the portfolio’s net assets.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Securities with an aggregate market value of $289,948 have been segregated by the broker with the custodian as collateral for open swap, and swaptions contracts.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $116,793,887. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $243,335 and $2,065,099, respectively. Net unrealized depreciation for tax purposes is $1,821,764.
(K)	Cash in the amount of $21,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $322,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $2,804,946, or 2.82% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$55,022,159	$—	$55,022,159
U.S. Government Agency Obligations	—	20,980,426	—	20,980,426
Foreign Government Obligations	—	1,323,523	—	1,323,523
Mortgage-Backed Securities	—	1,474,489	—	1,474,489
Asset-Backed Securities	—	1,104,348	—	1,104,348
Municipal Government Obligations	—	1,121,802	—	1,121,802
Corporate Debt Securities	—	9,661,221	—	9,661,221
Commercial Paper	—	599,806	—	599,806
Short-Term U.S. Government Obligations	—	9,439,403	—	9,439,403
Purchased Option	389,515	—	—	389,515
Purchased Swaption	—	41,014	—	41,014
Securities Lending Collateral	11,068,763	—	—	11,068,763
Repurchase Agreements	—	2,745,654	—	2,745,654

Total Investment Securities	$11,458,278	$103,513,845	$—	$114,972,123

Derivative Financial Instruments
Credit Default Swap Agreements (R)	$24,518	$—	$—	$24,518
Interest Rate Swap Agreements (R)	4,530	—	—	4,530
Total Return Swap Agreements (R)	—	180,964	—	180,964
Futures Contracts (R)	153,189	—	—	153,189

Total Derivative Financial Instruments	$182,237	$180,964	$—	$363,201

Other Assets (S)
Cash	$16,147	$—	$—	$16,147
Cash on Deposit with Broker	343,000	—	—	343,000
Foreign Currency	7,907	—	—	7,907

Total Other Assets	$367,054	$—	$—	$367,054

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Written Options	$—	$(3,650)	$—	$(3,650)
Written Swaptions	—	(53,423)	—	(53,423)
Credit Default Swap Agreements (R)	(47,640)	—	—	(47,640)
Futures Contracts (R)	(165,006)	—	—	(165,006)

Total Derivative Financial Instruments	$(212,646)	$(57,073)	$—	$(269,719)

Other Liabilities (S)
Collateral for Securities on Loan	$(11,068,763)	$—	$—	$(11,068,763)

Total Other Liabilities	$(11,068,763)	$—	$—	$(11,068,763)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 44.7%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 2,600,000	$ 2,155,156
U.S. Treasury Note
0.13%, 07/31/2014	100,000	100,023
0.25%, 01/31/2014 - 09/15/2014	15,800,000	15,817,541
0.25%, 03/31/2014 (B)	7,735,000	7,742,255
0.25%, 06/30/2014 (C)	200,000	200,227
0.50%, 08/15/2014	400,000	401,344
0.63%, 07/15/2014 - 08/31/2017	6,300,000	6,308,369
0.75%, 06/15/2014	300,000	301,383
1.00%, 01/15/2014 - 05/15/2014	500,000	502,254
1.00%, 08/31/2019 (B)	1,900,000	1,823,257
1.25%, 02/15/2014 - 03/15/2014 (B)	2,800,000	2,813,743
1.25%, 04/15/2014	200,000	201,258
1.50%, 08/31/2018 (C)	800,000	805,313
1.63%, 08/15/2022	2,000,000	1,863,124
1.75%, 01/31/2014 - 03/31/2014	500,000	503,925
1.88%, 02/28/2014 - 04/30/2014	1,700,000	1,713,105
2.25%, 05/31/2014	1,100,000	1,115,684

Total U.S. Government Obligations (cost $44,554,844)		44,367,961

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.0%
Fannie Mae
0.88%, 10/26/2017	900,000	887,106
1.88%, 09/18/2018	1,800,000	1,819,458
4.50%, 03/01/2039 - 05/01/2041	2,098,771	2,239,325
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	200,000	185,474
Freddie Mac
0.11%, 01/23/2014	1,200,000	1,199,582
1.25%, 10/02/2019	7,525,000	7,190,025
2.38%, 01/13/2022 (C)	4,500,000	4,379,832

Total U.S. Government Agency Obligations (cost $17,851,644)		17,900,802

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Province of Ontario Canada
1.65%, 09/27/2019	600,000	577,500
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	71,500	84,261

Total Foreign Government Obligations (cost $687,526)		661,761

MORTGAGE-BACKED SECURITIES - 1.9%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	129,748	130,806
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160,000	161,433
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.62%, 07/25/2035 (E)	56,552	55,776
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.39%, 07/15/2044 (E)	88,201	89,043
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	202,634

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust (continued)
Series 2007-GG9, Class A2
5.38%, 03/10/2039	$ 269,408	$ 276,058
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.78%, 11/25/2034 (E)	152,832	152,979
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	493,356	493,130
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	168,350	167,748
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.66%, 12/15/2048 (E) (F)	992,236	74,816
WaMu Mortgage Pass-Through Certificates
Series 2005-AR4, Class A5
2.44%, 04/25/2035 (E)	100,000	92,150

Total Mortgage-Backed Securities (cost $1,897,839)		1,896,573

ASSET-BACKED SECURITIES - 1.6%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.52%, 07/25/2018 - 144A (E)	103,935	103,050
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	199,660
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (E)	300,000	250,635
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.51%, 07/20/2019 - 144A (E)	250,000	246,758
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.65%, 08/25/2035 (E)	100,000	88,779
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.88%, 12/26/2031 - 144A (E)	133,603	133,391
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.44%, 07/15/2036 (E)	200,000	194,342
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.43%, 03/15/2024 (E)	100,000	96,177
SLM Student Loan Trust
Series 2004-10, Class A5A
0.67%, 04/25/2023 - 144A (E)	199,987	199,705
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (E)	60,938	60,854

Total Asset-Backed Securities (cost $1,554,230)		1,573,351

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	100,000	122,851
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	100,000	120,183
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	100,000	84,273

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	$ 150,000	$ 189,669
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.93%, 12/26/2031 (E)	130,034	131,775

Total Municipal Government Obligations (cost $717,011)		648,751

CORPORATE DEBT SECURITIES - 6.5%
Biotechnology - 0.2%
Amgen, Inc.
4.50%, 03/15/2020 (C)	200,000	214,713
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
0.70%, 03/22/2016 (E)	300,000	297,467
6.15%, 04/01/2018	80,000	91,500
Morgan Stanley, Series GMTN
6.63%, 04/01/2018 (C)	100,000	116,096
Commercial Banks - 0.9%
Bank of Montreal, Series MTN
2.55%, 11/06/2022	80,000	74,259
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	80,000	85,479
HSBC Holdings PLC
5.10%, 04/05/2021 (C)	80,000	88,123
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (C)	200,000	208,300
UBS AG
5.75%, 04/25/2018	100,000	115,373
Westpac Banking Corp.
1.01%, 09/25/2015 (E)	300,000	303,033
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	20,000	17,845
Eaton Corp.
2.75%, 11/02/2022 - 144A	125,000	116,487
Consumer Finance - 0.4%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014 (C)	150,000	151,063
PACCAR Financial Corp., Series MTN
0.54%, 02/08/2016 (E)	130,000	130,127
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (E)	100,000	100,262
Diversified Financial Services - 0.8%
American Honda Finance Corp.
0.49%, 11/03/2014 - 144A (C) (E)	200,000	200,377
0.72%, 05/08/2014 - 144A (E)	150,000	150,363
General Electric Capital Corp.
0.86%, 12/11/2015 (C) (E)	120,000	121,033
Helios Leasing I LLC
1.56%, 09/28/2024	92,401	88,039
JPMorgan Chase & Co.
3.25%, 09/23/2022 (C)	100,000	94,339
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	80,000	94,281
Tagua Leasing LLC
1.58%, 11/16/2024	94,329	89,919
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
0.65%, 02/12/2016 (E)	200,000	199,613

	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.78%, 09/15/2016 (E)	$ 300,000	$ 308,751
4.50%, 09/15/2020	100,000	106,347
Electric Utilities - 0.1%
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	48,628
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (C) (F)	100,000	88,339
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	75,000	70,092
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016 (C)	200,000	198,744
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022 (C)	200,000	188,650
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (C)	100,000	91,136
Media - 0.0% (G)
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A	40,000	36,941
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	153,917
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	75,000	69,663
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC
5.25%, 11/07/2013	150,000	150,670
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200,000	219,250
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	111,000
Rosneft Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S (C)	100,000	115,250
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	114,223
Pharmaceuticals - 0.5%
AbbVie, Inc.
1.03%, 11/06/2015 (E)	200,000	201,915
2.90%, 11/06/2022	150,000	140,282
Eli Lilly & Co.
4.20%, 03/06/2014 (C)	150,000	152,434
Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A (F)	100,000	101,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (C)	100,000	94,098
Tobacco - 0.3%
Philip Morris International, Inc.
6.88%, 03/17/2014	150,000	154,405
Reynolds American, Inc.
4.85%, 09/15/2023	100,000	103,861
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A (C)	100,000	95,353
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (C)	200,000	198,500

Total Corporate Debt Securities (cost $6,576,284)		6,461,540

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 0.3%
Diversified Financial Services - 0.3%
Ford Motor Credit Co.
1.02%, 11/05/2013 (H)	$ 275,000	$ 274,733

Total Commercial Paper (cost $274,733)		274,733

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 23.4%
Freddie Mac
0.04%, 11/08/2013 - 12/11/2013 (H)	700,000	699,947
0.05%, 10/23/2013 - 12/27/2013 (H)	2,100,000	2,099,803
0.07%, 03/28/2014 (H)	7,800,000	7,797,185
0.15%, 02/24/2014 (H)	1,200,000	1,199,270
0.16%, 01/15/2014 - 02/11/2014 (H)	1,100,000	1,099,404
U.S. Treasury Bill
0.01%, 12/19/2013 (H)	300,000	299,997
0.04%, 01/02/2014 (A) (H)	45,000	44,996
0.06%, 01/09/2014 - 01/23/2014 (C) (H)	5,800,000	5,798,953
0.06%, 01/16/2014 - 01/30/2014 (H)	1,400,000	1,399,716
0.08%, 02/06/2014 (B) (H)	665,000	664,805
0.09%, 05/01/2014 (H)	100,000	99,947
0.11%, 07/24/2014 (H)	1,700,000	1,698,497
0.12%, 08/21/2014 (H)	100,000	99,890
0.14%, 06/26/2014 (H)	200,000	199,792

Total Short-Term U.S. Government Obligations (cost $23,202,202)		23,202,202

	Contracts	Value
PURCHASED OPTION - 0.7%
Put Option - 0.7%
S&P 500 Index
Index Value $ 1,325.00
Expires 06/21/2014	404	725,180

Total Purchased Option (cost $1,919,514)		725,180

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I) (G)
Put Option - 0.0% (G)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	$ 150,000	20,507

Total Purchased Swaption (cost $11,844)		20,507

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (H)	11,947,449	11,947,449

Total Securities Lending Collateral (cost $11,947,449)		11,947,449

	Principal	Value
REPURCHASE AGREEMENTS - 4.1%
BNP Paribas 0.11% (H), dated 09/30/2013, to be repurchased at $1,300,004 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/01/2043, and with a value of $1,342,164.	$ 1,300,000	$ 1,300,000
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2013, to be repurchased at $2,772,566 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $2,829,071.	2,772,565	2,772,565

Total Repurchase Agreements (cost $4,072,565)		4,072,565

Total Investment Securities (cost $115,267,685) (J)		113,753,375
Other Assets and Liabilities - Net		(14,526,638)

Net Assets		$ 99,226,737

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (G)
Call Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	3	$ (1,425)

Put Option - (0.0%) (G)
3-Month EURIBOR Future Exercise Price EUR 99.50 Expires: 12/15/2014	3	$ (1,313)

Total Written Options (premiums $(3,444))		$ (2,738)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (I)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50%	10/28/2013	$600,000	$(1,665)	$(4,255)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	500,000	(1,762)	(248)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	630,000	(11,289)	(21,524)

							$(14,716)	$(26,027)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	4,300,000	$64,348	$53,591	$10,757
North American Investment Grade Index - Series 21	1.00	12/20/2018	USD	11,300,000	104,024	121,440	(17,416)

					$168,372	$175,031	$(6,659)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	USD	200,000	$(824)	$(1,297)	$473
6-Month EURIBOR	1.25	09/13/2018	EUR	270,000	762	(960)	1,722

					$(62)	$(2,257)	$2,195

OVER THE COUNTER SWAP AGREEMENTS: (I)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	$232,410	$507,171	$0	$507,171

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	12/19/2013	$4,997
5-Year U.S. Treasury Note	Long	7	12/31/2013	14,866
Russell 2000 Mini Index	Long	46	12/20/2013	92,639
S&P 500 E-Mini Index	Long	707	12/20/2013	(301,979)

				$(189,477)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $456,137.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,197,079.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $11,707,540. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $284,662, or 0.29% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at September 30, 2013.
(I)	Securities with an aggregate market value of $799,900 have been segregated by the broker with the custodian as collateral for open swap, and swaptions contracts.
(J)	Aggregate cost for federal income tax purposes is $115,267,685. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $256,166 and $1,770,476, respectively. Net unrealized depreciation for tax purposes is $1,514,310.
(K)	Cash in the amount of $29,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $574,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $2,462,088, or 2.48% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$44,367,961	$—	$44,367,961
U.S. Government Agency Obligations	—	17,900,802	—	17,900,802
Foreign Government Obligations	—	661,761	—	661,761
Mortgage-Backed Securities	—	1,896,573	—	1,896,573
Asset-Backed Securities	—	1,573,351	—	1,573,351
Municipal Government Obligations	—	648,751	—	648,751
Corporate Debt Securities	—	6,461,540	—	6,461,540
Commercial Paper	—	274,733	—	274,733
Short-Term U.S. Government Obligations	—	23,202,202	—	23,202,202
Purchased Option	725,180	—	—	725,180
Purchased Swaption	—	20,507	—	20,507
Securities Lending Collateral	11,947,449	—	—	11,947,449
Repurchase Agreements	—	4,072,565	—	4,072,565

Total Investment Securities	$12,672,629	$101,080,746	$—	$113,753,375

Derivative Financial Instruments
Credit Default Swap Agreements (R)	$10,757	$—	$—	$10,757
Interest Rate Swap Agreements (R)	2,195	—	—	2,195
Total Return Swap Agreements (R)	—	507,171	—	507,171
Futures Contracts (R)	112,502	—	—	112,502

Total Derivative Financial Instruments	$125,454	$507,171	$—	$632,625

Other Assets (S)
Cash	$8,074	$—	$—	$8,074
Cash on Deposit with Broker	603,000	—	—	603,000
Foreign Currency	5,043	—	—	5,043

Total Other Assets	$616,117	$—	$—	$616,117

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Written Options	$—	$(2,738)	$—	$(2,738)
Written Swaptions	—	(26,027)	—	(26,027)
Credit Default Swap Agreements (R)	(17,416)	—	—	(17,416)
Futures Contracts (R)	(301,979)	—	—	(301,979)

Total Derivative Financial Instruments	$(319,395)	$(28,765)	$—	$(348,160)

Other Liabilities (S)
Collateral for Securities on Loan	$(11,947,449)	$—	$—	$(11,947,449)

Total Other Liabilities	$(11,947,449)	$—	$—	$(11,947,449)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 37.0%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (A)	$ 3,824,986	$ 3,273,649
2.13%, 02/15/2041 (A)	12,586,824	14,908,501
2.38%, 01/15/2025	74,478,324	88,891,071
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	60,464,946	59,541,779
0.13%, 07/15/2022 (A)	10,665,690	10,505,705
0.38%, 07/15/2023 (A)	24,491,744	24,365,465
1.13%, 01/15/2021 (B)	46,451,040	50,014,717
U.S. Treasury Note
0.63%, 07/15/2014 (C)	10,200,000	10,242,238
0.63%, 04/30/2018 (A) (D)	456,500,000	443,732,152
0.75%, 12/31/2017 - 02/28/2018	13,700,000	13,449,821
1.38%, 06/30/2018 (B) (C) (E)	31,106,000	31,186,191
1.38%, 07/31/2018 (A)	134,800,000	135,042,236
2.13%, 08/15/2021 (D)	280,000	277,725

Total U.S. Government Obligations (cost $883,794,006)		885,431,250

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.4%
Fannie Mae
0.73%, 09/25/2041 (F)	45,328,471	45,771,919
1.36%, 06/01/2043 (F)	212,649	216,424
1.77%, 08/01/2035 (F)	870,870	906,237
1.88%, 08/01/2035 (F)	21,505	22,485
2.00%, 08/01/2036 (F)	320,889	340,928
2.18%, 09/01/2035 (F)	1,838,431	1,947,005
2.25%, 05/01/2035 (F)	646,448	672,248
2.26%, 07/01/2032 (F)	6,965	6,972
2.35%, 12/01/2034 (F)	12,568	13,293
2.36%, 01/01/2028 (F)	50,527	53,805
2.39%, 10/01/2035 (F)	19,353	20,414
2.50%, 05/01/2028 - 08/01/2028	33,661,002	33,880,016
3.50%, 10/01/2020 - 10/01/2026	54,036,460	57,054,313
4.00%, 12/01/2040 - 03/01/2041	1,496,504	1,572,165
4.50%, 05/01/2019 - 08/01/2041	5,324,964	5,697,428
5.00%, 10/01/2020 - 01/01/2030	7,136,715	7,793,753
5.50%, 12/01/2017 - 09/01/2027	598,449	650,150
6.00%, 04/01/2041	1,000,000	1,091,315
6.50%, 06/17/2038	1,217,249	1,250,427
Fannie Mae, TBA
4.00%	67,000,000	70,080,778
5.00%	277,000,000	300,121,132
Freddie Mac
0.53%, 12/15/2029 (F)	45,505	45,572
1.36%, 10/25/2044 (F)	1,547,452	1,591,206
1.55%, 07/25/2044 (F)	785,925	800,168
2.07%, 09/01/2035 (F)	152,480	160,722
2.36%, 08/01/2023 (F)	51,600	53,361
2.70%, 09/01/2035 (F)	1,204,160	1,280,639
4.00%, 03/01/2041	59,223,362	61,925,822
4.50%, 03/01/2039 - 09/01/2041	654,200	696,565
6.50%, 07/25/2043	89,310	101,026
Ginnie Mae
2.50%, 08/15/2028	994,391	999,947
6.50%, 06/20/2032	4,344	5,036
Overseas Private Investment Corp.
Zero Coupon, 04/15/2014	3,779,880	5,090,629

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Overseas Private Investment Corp. (continued)
2.07%, 05/15/2021 (G)	$ 30,324,525	$ 30,057,062
U.S. Small Business Administration
Series P10A, Class 1
4.50%, 02/01/2014	65,613	66,072

Total U.S. Government Agency Obligations (cost $621,860,608)		632,037,034

FOREIGN GOVERNMENT OBLIGATIONS - 5.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017	BRL 119,500,000	37,847,580
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2014 - 01/01/2023	83,242,000	36,380,269
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A (H)	$ 2,700,000	2,799,684
Italy Buoni Ordinari del Tesoro BOT
Zero Coupon, 07/14/2014	EUR 200,000	268,382
Italy Buoni Poliennali del Tesoro
2.50%, 03/01/2015	5,100,000	6,993,371
4.50%, 07/15/2015	200,000	282,798
Italy Certificati di Credito del Tesoro
Zero Coupon, 06/30/2015	4,600,000	6,021,483
Spain Government Bond
4.00%, 07/30/2015	3,100,000	4,355,719
4.75%, 07/30/2014	11,500,000	16,016,735
Spain Letras del Tesoro
Zero Coupon, 04/16/2014 - 06/20/2014	8,900,000	11,960,687
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A	$ 300,000	317,550

Total Foreign Government Obligations (cost $130,276,614)		123,244,258

MORTGAGE-BACKED SECURITIES - 8.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.72%, 01/25/2036 (F)	355,889	297,787
Series 2005-4, Class 1A1
2.82%, 08/25/2035 (F)	249,502	209,231
Series 2005-5, Class 2A1
2.87%, 09/25/2035 (F)	276,567	241,045
Alternative Loan Trust
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	194,544	205,821
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.39%, 10/25/2046 (F)	3,848,244	2,412,518
Series 2006-5, Class A1
1.08%, 11/25/2046 (F)	793,518	421,815
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.87%, 09/25/2045 (F)	5,992	5,544
Banc of America Funding Corp.
Series 2005-D, Class A1
2.67%, 05/25/2035 (F)	121,680	123,260
Series 2006-J, Class 4A1
5.57%, 01/20/2047 (F)	147,172	117,041
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.99%, 01/25/2035 (F)	769,777	750,901
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A (F)	20,000,000	22,700,000
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
2.60%, 08/25/2033 (F)	$ 1,286,780	$ 1,299,652
Series 2003-8, Class 2A1
3.08%, 01/25/2034 (F)	66,871	66,993
Series 2003-8, Class 4A1
2.96%, 01/25/2034 (F)	178,852	177,496
Series 2003-9, Class 2A1
2.97%, 02/25/2034 (F)	193,570	188,073
Series 2004-10, Class 22A1
2.98%, 01/25/2035 (F)	236,391	228,245
Series 2005-2, Class A2
2.79%, 03/25/2035 (F)	421,927	421,621
Series 2005-5, Class A2
2.32%, 08/25/2035 (F)	371,564	373,112
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.64%, 11/25/2036 (F)	1,010,934	669,799
Series 2006-8, Class 3A1
0.34%, 02/25/2034 (F)	802,056	779,132
Series 2006-R1, Class 2E21
2.54%, 08/25/2036 (F)	755,677	306,218
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.56%, 01/26/2036 (F)	629,942	485,181
Series 2007-R6, Class 2A1
2.76%, 12/26/2046 (F)	409,990	243,673
Berica ABS Srl
Series 2011-1, Class A1
0.52%, 12/30/2055 - Reg S (F)	EUR 13,014,551	16,737,866
Berica Residential MBS Srl
Series 8, Class A
0.54%, 03/31/2048 - Reg S (F)	23,907,661	29,711,959
CD Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (F)	$ 392,252	441,799
ChaseFlex Trust
Series 2007-3, Class 1A2
0.64%, 07/25/2037 (F)	2,434,043	1,443,836
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.27%, 09/25/2035 (F)	619,052	610,901
Series 2005-6, Class A2
2.29%, 09/25/2035 (F)	459,839	450,724
Series 2007-10, Class 22AA
2.89%, 09/25/2037 (F)	3,226,817	2,599,450
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	5,182	5,047
Series 2005-14, Class 2A1
0.39%, 05/25/2035 (F)	335,397	271,255
Series 2005-56, Class 5A2
0.95%, 11/25/2035 (F)	824,393	622,039
Series 2005-62, Class 2A1
1.10%, 12/25/2035 (F)	5,291	3,738
Series 2005-81, Class A1
0.46%, 02/25/2037 (F)	1,886,871	1,358,549
Series 2006-OA1, Class 2A1
0.39%, 03/20/2046 (F)	1,465,492	997,402
Series 2006-OA17, Class 1A1A
0.38%, 12/20/2046 (F)	4,628,492	3,083,797
Series 2006-OA19, Class A1
0.36%, 02/20/2047 (F)	1,785,718	1,175,760
Series 2006-OA9, Class 2A1A
0.39%, 07/20/2046 (F)	9,209	5,101
Series 2007-HY4, Class 1A1
2.74%, 06/25/2037 (F)	3,733,781	3,006,825

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (F)	$ 69,577	$ 62,195
Series 2004-12, Class 11A1
2.82%, 08/25/2034 (F)	106,808	92,761
Series 2005-HY10, Class 5A1
5.13%, 02/20/2036 (F)	368,091	317,207
Series 2006-OA5, Class 2A2
0.48%, 04/25/2036 (F)	301,514	47,663
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.33%, 06/25/2033 (F)	789,024	768,795
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.78%, 08/25/2035 (F)	192,859	144,382
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (F)	123,876	115,589
Granite Mortgages PLC
Series 2003-3, Class 3A
0.89%, 01/20/2044 - Reg S (F)	GBP 488,982	782,906
Series 2004-3, Class 3A2
0.90%, 09/20/2044 - Reg S (F)	2,858,454	4,572,023
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.38%, 12/25/2046 (F)	$ 665,943	274,620
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.81%, 10/25/2033 (F)	220,717	218,315
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (F)	633,167	629,388
Series 2006-AR1, Class 2A1
2.80%, 01/25/2036 (F)	9,052	8,343
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.78%, 07/19/2035 (F)	392,388	352,470
Series 2006-1, Class 2A1A
0.42%, 03/19/2036 (F)	2,242,840	1,488,068
Series 2006-5, Class 2A1A
0.36%, 07/19/2046 (F)	1,100,969	707,126
Series 2006-7, Class 2A1A
0.38%, 09/19/2046 (F)	558,041	406,407
Series 2007-1, Class 2A1A
0.31%, 04/19/2038 (F)	1,374,345	1,065,623
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.54%, 12/25/2034 (F)	75,567	68,592
Series 2006-AR12, Class A1
0.37%, 09/25/2046 (F)	688,962	540,903
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.06%, 02/25/2035 (F)	129,623	130,536
Series 2007-A1, Class 5A5
2.91%, 07/25/2035 (F)	1,736,940	1,759,581
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (F)	3,570,944	3,995,350
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.38%, 10/25/2046 (F)	516,406	422,604
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.58%, 03/25/2036 (F)	304,253	62,937

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.67%, 10/25/2035 (F)	$ 8,005,576	$ 7,729,072
Series 2005-2, Class 2A
2.38%, 10/25/2035 (F)	303,603	302,836
Series 2005-2, Class 3A
1.18%, 10/25/2035 (F)	108,228	104,792
Series 2005-3, Class 4A
0.43%, 11/25/2035 (F)	50,293	45,547
Series 2005-A10, Class A
0.39%, 02/25/2036 (F)	347,949	316,140
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.25%, 01/25/2047 (F)	217,174	201,141
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	747,317	782,331
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.67%, 07/15/2042 - 144A (F) (H)	10,400,000	10,430,888
Series 2011-1A, Class 1A3
1.52%, 07/15/2042 - 144A (F)	EUR 16,000,000	21,708,033
RALI Trust
Series 2005-QO3, Class A1
0.58%, 10/25/2045 (F)	$ 492,752	350,692
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A (F)	515,688	533,897
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	574,214	596,780
Series 2005-R2, Class 1AF1
0.52%, 06/25/2035 - 144A (F)	985,660	852,698
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.58%, 01/25/2046 (F)	581,065	263,703
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	11,325	11,881
Series 2005-SA4, Class 1A21
3.06%, 09/25/2035 (F)	906,969	728,394
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.41%, 06/12/2044 - Reg S (F)	12,750,095	11,626,799
Sequoia Mortgage Trust
Series 10, Class 2A1
0.94%, 10/20/2027 (F)	44,674	43,502
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.55%, 01/25/2035 (F)	288,347	261,715
Series 2005-17, Class 3A1
2.52%, 08/25/2035 (F)	98,172	89,209
Series 2005-18, Class 3A1
2.62%, 09/25/2035 (F)	3,174,300	2,676,475
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.84%, 09/19/2032 (F)	40,539	39,218
Series 2005-AR5, Class A1
0.43%, 07/19/2035 (F)	139,501	125,207
Series 2005-AR5, Class A2
0.43%, 07/19/2035 (F)	132,649	124,544
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (F)	241,214	221,116
Series 2005-AR8, Class A1A
0.46%, 02/25/2036 (F)	284,580	213,391
Series 2006-AR3, Class 12A1
0.40%, 05/25/2036 (F)	1,773,500	1,108,045

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc. (continued)
Series 2006-AR6, Class 2A1
0.37%, 07/25/2046 (F)	$ 4,880,432	$ 3,600,524
WaMu Commercial Mortgage Securities Trust
Series 2007-SL2, Class A
5.43%, 12/27/2049 - 144A (F)	3,146,957	3,141,220
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.20%, 02/27/2034 (F)	89,993	89,078
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (F)	3,008,147	3,021,248
Series 2004-AR1, Class A
2.55%, 03/25/2034 (F)	230,649	229,114
Series 2006-AR10, Class 1A1
2.38%, 09/25/2036 (F)	1,576,238	1,342,031
Series 2006-AR17, Class 1A
0.97%, 12/25/2046 (F)	841,767	671,591
Series 2006-AR19, Class 1A1A
0.88%, 01/25/2047 (F)	235,637	221,464
Series 2006-AR3, Class A1A
1.16%, 02/25/2046 (F)	959,958	875,932
Series 2006-AR7, Class 3A
2.45%, 07/25/2046 (F)	1,792,637	1,621,836
Series 2006-AR7, Class C1B2
0.40%, 07/25/2046 (F)	77,470	4,239
Series 2006-AR9, Class 2A
2.45%, 08/25/2046 (F)	1,550,116	1,341,184
Series 2007-HY1, Class 1A1
2.43%, 02/25/2037 (F)	546,307	424,242
Series 2007-OA1, Class A1A
0.85%, 02/25/2047 (F)	1,669,286	1,312,354
Series 2007-OA3, Class 2A1A
0.91%, 04/25/2047 (F)	538,926	480,423
Series 2007-OA6, Class 1A
0.96%, 07/25/2047 (F)	825,315	677,973
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (F)	358,051	356,900
Series 2006-AR4, Class 2A6
5.60%, 04/25/2036 (F)	334,820	113,513
Series 2006-AR8, Class 2A4
2.68%, 04/25/2036 (F)	762,175	706,085

Total Mortgage-Backed Securities (cost $190,256,743)		196,003,587

ASSET-BACKED SECURITIES - 2.1%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.76%, 07/25/2032 (F)	6,344	5,717
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.53%, 07/25/2035 (F)	132,129	127,849
Avoca CLO III PLC
Series III-X, Class A
0.59%, 09/15/2021 - Reg S (F) (H)	EUR 2,128,967	2,840,266
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.84%, 10/25/2032 (F)	$ 22,244	20,687
Series 2006-SD3, Class 21A1
2.96%, 07/25/2036 (F)	260,989	240,960
Series 2006-SD4, Class 1A1
3.00%, 10/25/2036 (F)	644,160	616,852
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.70%, 04/15/2016 - Reg S (F)	GBP 13,300,000	21,503,974

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gazprom OAO Via GAZ Capital SA
8.15%, 04/11/2018 - 144A	$ 1,200,000	$ 1,390,560
6.51%, 03/07/2022 - Reg S	10,900,000	11,663,000
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.48%, 06/15/2020 - 144A (F)	EUR 637,413	855,810
Home Equity Asset Trust
Series 2002-1, Class A4
0.78%, 11/25/2032 (F)	$ 1,283	1,092
Lehman XS Trust
Series 2006-4N, Class A1B1
0.35%, 04/25/2046 (F)	22	22
Series 2006-GP4, Class 2A2
0.41%, 08/25/2046 (F)	61,976	3,749
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.44%, 06/25/2035 (F)	11,155	11,131
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	144,470	156,145
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,042,758	1,122,531
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,488,093	2,803,961
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.76%, 01/25/2033 (F)	1,100	1,028
Series 2007-GEL1, Class A1
0.28%, 01/25/2037 - 144A (F)	331,463	306,603
Wood Street CLO BV
Series I, Class A
0.54%, 11/22/2021 - Reg S (F)	EUR 4,628,134	6,146,048

Total Asset-Backed Securities (cost $47,722,571)		49,817,985

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.9%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Class A-2
5.88%, 06/01/2047	$ 1,500,000	1,122,945
Series 2011-1A, Class A1B
5.88%, 06/01/2030	2,900,000	2,303,847
California State Public Works Board
7.80%, 03/01/2035	400,000	460,504
Chicago Transit Authority (Revenue Bonds)
Series A
6.90%, 12/01/2040	11,300,000	12,690,126
Series B
6.90%, 12/01/2040	7,600,000	8,534,952
Golden State Tobacco Securitization Corp.
Series A-1, Class A
5.13%, 06/01/2047	300,000	208,854
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
4.30%, 11/01/2019	500,000	531,305
4.40%, 11/01/2020	600,000	629,118
5.37%, 11/01/2025	1,100,000	1,189,793
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900,000	6,975,555
Los Angeles Unified School District
Series A-1, Class A
4.50%, 07/01/2022	2,155,000	2,364,768
New Jersey State Turnpike Authority
Series A
5.00%, 01/01/2026	200,000	220,204

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey State Turnpike Authority (continued)
Series B
5.00%, 01/01/2025 - 01/01/2027	$ 300,000	$ 328,218
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	900,000	981,000
4.91%, 11/01/2024	600,000	656,100
5.08%, 11/01/2025	600,000	664,356
New York City Water & Sewer System
5.75%, 06/15/2040	6,200,000	6,876,234
New York State Thruway Authority
5.00%, 03/15/2026 - 03/15/2027	23,655,000	26,259,935
Palomar Community College District
4.75%, 05/01/2032	100,000	100,750
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	9,800,000	8,258,754
State of California - Build America Bonds (General Obligation Limited)
7.50%, 04/01/2034	1,100,000	1,395,526
7.55%, 04/01/2039	3,400,000	4,411,534
Tobacco Securitization Authority of Southern California
Series A
5.13%, 06/01/2046	3,100,000	2,220,902
Tobacco Settlement Finance Authority
Series A
7.47%, 06/01/2047	2,405,000	1,885,183
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series 1A
5.00%, 06/01/2041	4,000,000	2,857,960

Total Municipal Government Obligations (cost $94,854,287)		94,128,423

CORPORATE DEBT SECURITIES - 17.4%
Automobiles - 0.3%
Volkswagen International Finance NV
0.86%, 04/01/2014 - 144A (F)	6,200,000	6,211,749
Capital Markets - 1.7%
Goldman Sachs Group, Inc.
0.53%, 11/15/2014 (A) (F)	EUR 900,000	1,216,713
Morgan Stanley
0.75%, 10/15/2015 (F)	$ 1,100,000	1,091,619
2.88%, 07/28/2014 (A)	2,700,000	2,744,707
3.45%, 11/02/2015 (A)	13,800,000	14,304,528
Morgan Stanley, Series GMTN
6.63%, 04/01/2018 (A)	13,900,000	16,137,302
Morgan Stanley, Series MTN
6.25%, 08/28/2017	5,500,000	6,258,769
Commercial Banks - 7.3%
Abbey National Treasury Services PLC
1.84%, 04/25/2014 (F)	14,500,000	14,611,882
3.88%, 11/10/2014 - 144A	1,100,000	1,135,025
Barclays Bank PLC
1.31%, 01/13/2014 (F)	22,800,000	22,860,876
10.18%, 06/12/2021 - 144A	5,520,000	7,149,615
BPCE SA
2.02%, 02/07/2014 - 144A (A) (F)	29,700,000	29,875,497
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (F) (I)	1,910,000	2,483,000
Dexia Credit Local
0.74%, 04/29/2014 - 144A (F)	23,700,000	23,719,363
2.75%, 04/29/2014 - 144A	600,000	607,596

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Commercial Banks (continued)
Export-Import Bank of Korea
8.13%, 01/21/2014 (A)	$ 13,100,000	$ 13,387,296
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (F) (I)	100,000	142,000
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,830,646
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A (F) (I)	16,500,000	21,945,000
SSIF Nevada, LP
0.97%, 04/14/2014 - 144A (F)	19,800,000	19,873,656
UBS AG
4.88%, 08/04/2020 (A)	3,221,000	3,600,675
5.88%, 12/20/2017	1,569,000	1,811,439
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (F) (I)	8,700,000	9,570,000
Consumer Finance - 0.8%
Ally Financial, Inc.
3.65%, 06/20/2014 (F)	6,900,000	6,969,345
8.00%, 03/15/2020 (A)	8,880,000	10,212,000
SLM Corp., Series MTN
0.57%, 01/27/2014 (F)	800,000	796,055
Diversified Financial Services - 4.3%
Bank of America Corp.
6.50%, 08/01/2016	4,500,000	5,099,922
7.63%, 06/01/2019	15,000,000	18,393,945
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	7,900,000	8,915,340
Bear Stearns Cos., LLC
5.70%, 11/15/2014	4,400,000	4,644,517
6.40%, 10/02/2017 (A)	2,200,000	2,566,441
7.25%, 02/01/2018 (A)	1,500,000	1,796,626
Citigroup, Inc.
6.00%, 08/15/2017	5,300,000	6,057,365
Ford Motor Credit Co. LLC
5.63%, 09/15/2015 (A)	10,845,000	11,715,712
7.00%, 10/01/2013	800,000	800,000
General Electric Capital Corp.
1.00%, 12/11/2015 (A)	8,200,000	8,209,791
General Electric Capital Corp., Series EMTN
0.55%, 06/20/2014 (F)	13,100,000	13,121,667
JPMorgan Chase & Co.
6.30%, 04/23/2019 (A)	5,400,000	6,326,764
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (G) (J)	4,000,000	0
Merrill Lynch & Co., Inc., Series EMTN
0.49%, 01/31/2014 (F)	EUR 2,100,000	2,841,202
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	$ 11,200,000	12,879,328
Diversified Telecommunication Services - 0.8%
KT Corp.
4.88%, 07/15/2015 - 144A	900,000	954,471
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S	5,000,000	5,262,500
Verizon Communications, Inc.
2.00%, 09/14/2018 (F)	1,000,000	1,051,500
2.50%, 09/15/2016 (A)	1,200,000	1,236,823
3.65%, 09/14/2018	4,800,000	5,057,726
5.15%, 09/15/2023	1,100,000	1,178,965
6.40%, 09/15/2033	3,300,000	3,664,693
Energy Equipment & Services - 0.2%
El Paso LLC, Series GMTN
7.80%, 08/01/2031	125,000	127,130
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A (A)	4,100,000	3,618,250

	Principal	Value
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020	$ 3,900,000	$ 4,460,274
Insurance - 0.6%
American International Group, Inc.
8.25%, 08/15/2018 (A)	12,300,000	15,336,009
Metals & Mining - 0.1%
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S	3,000,000	2,425,077
Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019	4,391,000	5,798,768
9.70%, 11/10/2018	845,000	1,117,112
Reynolds American, Inc.
7.63%, 06/01/2016	800,000	937,344
Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000,000	4,390,000
7.13%, 09/01/2018 - 144A	13,200,000	14,751,000
Transportation Infrastructure - 0.0% (K)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	850,000	900,077

Total Corporate Debt Securities (cost $386,850,166)		416,182,692

COMMERCIAL PAPER - 0.4%
Automobiles - 0.0% (K)
Daimler Finance North America LLC
1.07%, 10/11/2013 - 144A	700,000	699,792
Diversified Financial Services - 0.4%
Ford Motor Credit Co.
1.00%, 11/04/2013	9,500,000	9,491,028

Total Commercial Paper (cost $10,190,820)		10,190,820

LOAN ASSIGNMENTS - 0.4%
Computers & Peripherals - 0.3%
Dell, Inc. 1st Lien
—, 02/28/2020 (H)	4,700,000	4,676,500
Dell, Inc. 2nd Lien
—, 02/26/2021 (H)	2,900,000	2,885,500
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Non-Extended
3.71%, 10/10/2014 (F)	3,729,900	2,507,194

Total Loan Assignments (cost $11,194,374)		10,069,194

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
Freddie Mac
0.05%, 11/29/2013	7,400,000	7,399,394
U.S. Treasury Bill
0.01%, 12/26/2013 - 01/02/2014 (L)	1,600,000	1,599,971
0.01%, 02/27/2014 (A) (C) (L)	2,320,000	2,319,952
0.02%, 10/03/2013 (L)	770,000	769,999
0.03%, 03/13/2014 (L)	752,000	751,888
0.04%, 01/09/2014 (C) (L)	700,000	699,922

Total Short-Term U.S. Government Obligations (cost $13,541,126)		13,541,126

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Italy Buoni Ordinari del Tesoro BOT
1.05%, 08/14/2014 - 09/12/2014 (L)	EUR 6,000,000	$ 8,028,172
1.06%, 09/12/2014 (L)	2,300,000	3,077,235
1.10%, 09/12/2014 (L)	100,000	133,793
1.11%, 09/12/2014 (L)	200,000	267,586
1.21%, 09/12/2014 (L)	1,200,000	1,605,514
Spain Letras del Tesoro
0.88%, 03/14/2014 (L)	1,700,000	2,291,389
1.26%, 09/19/2014 (L)	3,400,000	4,549,868

Total Short-Term Foreign Government Obligations (cost $19,823,641)		19,953,557

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. - Series L, 7.50% (I)	2,900	3,298,779

Total Convertible Preferred Stock (cost $2,690,035)		3,298,779

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 0.55% (F) (G) (H)	380	2,689,706

Total Preferred Stock (cost $4,042,401)		2,689,706

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (L)	105,713,531	105,713,531

Total Securities Lending Collateral (cost $105,713,531)		105,713,531

	Principal	Value
REPURCHASE AGREEMENTS - 13.4%
Bank of America 0.05% (L), dated 09/03/2013, to be repurchased at $60,002,175 on 10/02/2013. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 10/31/2017 and with a value of $61,957,211.	$ 60,000,000	60,000,000
Bank of America 0.05% (L), dated 09/03/2013, to be repurchased at $60,002,250 on 10/03/2013. Collateralized by a U.S. Government Agency Obligation, 3.125%, due 11/15/2041 and with a value of $62,104,994.	60,000,000	60,000,000
Bank of America 0.08% (L), dated 09/30/2013, to be repurchased at $1,300,003 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 0.25%, due 09/30/2015 and with a value of $1,326,871.	1,300,000	1,300,000
Barclays Capital, Inc. 0.03% (L), dated 09/11/2013, to be repurchased at $14,900,335 on 10/08/2013. Collateralized by a U.S. Government Agency Obligation, 0.50%, due 04/15/2015 and with a value of $15,170,288. (H)	14,900,000	14,900,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc.
0.04% (L), dated 09/27/2013, to be repurchased at $10,200,079 on 10/04/2013. Collateralized by a U.S. Government Agency Obligation, 0.125%, due 01/15/2022 and with a value of $10,393,685.

	$ 10,200,000	$ 10,200,000
Barclays Capital, Inc. 0.04% (L), dated 09/05/2013, to be repurchased at $31,901,134 on 10/07/2013. Collateralized by a U.S. Government Agency Obligation, 2.25%, due 11/30/2017 and with a value of $32,761,533.	31,900,000	31,900,000
Citigroup Global Markets 0.13% (L), dated 09/30/2013, to be repurchased at $5,500,020 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 1.62%, due 11/21/2019, and with a value of $5,591,873.	5,500,000	5,500,000
Morgan Stanley & Co. 0.09% (L), dated 09/30/2013, to be repurchased at $34,000,085 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 05/31/2018 and with a value of $34,628,383	34,000,000	34,000,000
RBC Capital Markets LLC 0.09% (L), dated 09/30/2013, to be repurchased at $100,000,250 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 03/31/2018 and with a value of $102,106,136.	100,000,000	100,000,000
State Street Bank & Trust Co. 0.01% (L), dated 09/30/2013, to be repurchased at $2,973,038 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028 and with a value of $3,033,143.	2,973,037	2,973,037

Total Repurchase Agreements (cost $320,773,037)		320,773,037

Total Investment Securities (cost $2,843,583,960) (M)		2,883,074,979
Other Assets and Liabilities - Net		(490,458,872)

Net Assets		$ 2,392,616,107

	Principal	Value
TBA SHORT COMMITMENTS - (3.3%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (3.3%) (N)
Fannie Mae, TBA
3.50%	$ (53,000,000)	(55,923,279)
4.50%	(4,000,000)	(4,271,875)
Freddie Mac, TBA
4.00%	(18,000,000)	(18,812,811)

Total U.S. Government Agency Obligations (proceeds $(77,695,938))		(79,007,965)

Total TBA Short Commitments (proceeds $(77,695,938))		(79,007,965)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (O)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	2.50%	01/27/2014	$138,300,000	$(898,950)	$(658,614)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.40	01/27/2014	59,500,000	(85,984)	(314,111)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	3.50	01/27/2014	138,300,000	(1,123,688)	(564,261)
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.10	12/18/2013	3,100,000	(6,122)	(1,769)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013	278,900,000	(781,180)	(1,978,070)
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	17,000,000	(71,400)	(8,432)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	73,000,000	(292,460)	(36,208)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.00	01/27/2014	59,500,000	(420,580)	(152,990)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	81,100,000	(1,540,900)	(2,806,716)

							$(5,221,264)	$(6,521,171)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (R)	Market Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 21	1.00%	12/20/2018	USD	137,400,000	$1,264,935	$1,453,705	$(188,770)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	USD	102,900,000	$3,920,885	$5,459,206	$(1,538,321)

OVER THE COUNTER SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 09/30/13 (U)	Notional Amount (R)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 (H)	2.22%	01/06/2046	CSFB	93.20	$2,500,000	$2,362,746	$0	$2,362,746

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (O)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 09/30/13 (U)	Notional Amount (R)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	104.81	$9,500,000	$(80,722)	$(124,206)	$43,484
Japan, 2.00%, 03/21/2022 (H)	1.00	09/20/2016	BCLY	35.40	12,300,000	243,753	233,743	10,010
Japan, 2.00%, 03/21/2022 (H)	1.00	09/20/2016	DUB	35.40	5,200,000	103,050	100,386	2,664
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GSC	44.06	2,100,000	59,637	0	59,637
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	67.16	6,900,000	44,132	26,378	17,754

						$369,850	$236,301	$133,549

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (R)	Market Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	9,600,000	$22,357	$0	$22,357
North American CMBS Basket Index - Series AAA	0.35	02/17/2051	GSC	USD	394,377	(12,202)	(10,321)	(1,881)

						$10,155	$(10,321)	$20,476

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL	88,200,000	$(918,102)	$(19,578)	$(898,524)
BRL-CDI	9.93	01/02/2015	MSC	BRL	84,400,000	892,183	18,611	873,572

						$(25,919)	$(967)	$(24,952)

FUTURES CONTRACTS: (V)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	736	12/31/2013	$1,428,638
90-Day Eurodollar	Long	99	09/15/2014	20,863
90-Day Eurodollar	Long	3,545	06/15/2015	1,100,333
90-Day Eurodollar	Long	1,955	09/14/2015	2,217,078
90-Day Eurodollar	Long	655	12/14/2015	825,407
90-Day Eurodollar	Long	475	03/14/2016	632,597
90-Day Eurodollar	Long	541	06/13/2016	769,934

				$6,994,850

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	DUB	(394,000)	10/02/2013	$(351,054)	$(16,456)
AUD	UBS	(393,000)	11/04/2013	(365,686)	(61)
BRL	HSBC	(17,647,971)	10/02/2013	(7,655,888)	(302,754)
BRL	HSBC	17,647,971	10/02/2013	7,913,888	44,754
BRL	JPM	(93,519,490)	10/02/2013	(38,521,848)	(3,652,302)
BRL	JPM	93,519,490	10/02/2013	41,936,991	237,159
BRL	MSC	(57,520,041)	10/02/2013	(23,821,275)	(2,118,332)
BRL	MSC	(111,167,461)	10/02/2013	(49,850,879)	(281,913)
BRL	MSC	80,790,376	10/02/2013	35,629,714	804,033
BRL	MSC	87,897,126	10/02/2013	39,664,768	(26,116)
BRL	HSBC	93,831	11/04/2013	41,282	690
BRL	MSC	(80,790,376)	11/04/2013	(35,379,289)	(760,230)
BRL	MSC	(87,897,126)	01/03/2014	(38,892,534)	62,998
BRL	MSC	365,708	01/03/2014	158,610	2,945
CNY	DUB	2,789,965	10/17/2013	449,451	5,943
CNY	JPM	(2,789,965)	10/17/2013	(450,721)	(4,672)
EUR	CITI	(76,013,000)	10/02/2013	(101,366,452)	(1,468,327)
EUR	CITI	2,061,000	10/02/2013	2,751,928	36,312
EUR	DUB	11,011,000	10/02/2013	14,650,906	245,411
EUR	GSC	(2,818,000)	10/02/2013	(3,812,534)	181
EUR	GSC	(3,450,000)	10/02/2013	(4,667,581)	221
EUR	GSC	62,789,000	10/02/2013	84,966,075	(21,487)
EUR	JPM	152,000	10/02/2013	202,297	3,338
EUR	UBS	6,268,000	10/02/2013	8,452,398	27,315
EUR	JPM	(82,620,000)	10/11/2013	(100,211,864)	(11,563,973)
EUR	JPM	82,620,000	10/11/2013	107,529,930	4,245,907
EUR	GSC	(62,789,000)	11/04/2013	(84,973,547)	21,592
EUR	JPM	(21,503,000)	11/04/2013	(28,999,225)	(93,799)
EUR	JPM	(14,271,000)	11/04/2013	(19,246,056)	(62,252)
EUR	UBS	(6,268,000)	11/04/2013	(8,453,094)	(27,354)
EUR	RBS	(1,692,000)	03/14/2014	(2,261,839)	(28,275)
EUR	BOA	(3,800,000)	06/02/2014	(5,075,576)	(69,321)
EUR	HSBC	(1,200,000)	06/02/2014	(1,603,349)	(21,356)
GBP	BOA	(16,886,000)	10/02/2013	(26,223,958)	(1,112,331)
GBP	DUB	16,886,000	10/02/2013	26,953,433	382,856
GBP	DUB	(16,886,000)	11/04/2013	(26,946,763)	(382,186)
MXN	JPM	(13,314,733)	12/17/2013	(1,004,273)	(6,501)
NOK	HSBC	290,000	11/14/2013	49,095	(951)

					$(15,899,294)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $103,555,094. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,370,248.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $14,575,328.
(D)	Security is subject to sale-buyback transactions.
(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $6,971,927.
(F)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $32,746,768, or 1.37% of the portfolio’s net assets.
(H)	Illiquid. Total aggregate market value of illiquid securities is $41,222,544, or 1.72% of the portfolio’s net assets, and total aggregate market value of illiquid derivatives is $2,709,549, or 0.11% of the portfolio’s net assets.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	In default.
(K)	Percentage rounds to less than 0.1%.
(L)	Rate shown reflects the yield at September 30, 2013.
(M)	Aggregate cost for federal income tax purposes is $2,843,583,960. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $69,528,904 and $30,037,885, respectively. Net unrealized appreciation for tax purposes is $39,491,019.
(N)	Cash in the amount of $4,154,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(O)	Cash in the amount of $3,971,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(P)	Cash in the amount of $3,857,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(Q)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(R)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	Cash in the amount of $642,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $207,561,851, or 8.68% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Securities
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$885,431,250	$—	$885,431,250
U.S. Government Agency Obligations	—	632,037,034	—	632,037,034
Foreign Government Obligations	—	123,244,258	—	123,244,258
Mortgage-Backed Securities	—	196,003,587	—	196,003,587
Asset-Backed Securities	—	49,817,985	—	49,817,985
Municipal Government Obligations	—	94,128,423	—	94,128,423
Corporate Debt Securities
Automobiles	—	6,211,749	—	6,211,749
Capital Markets	—	41,753,638	—	41,753,638
Commercial Banks	—	174,603,566	—	174,603,566
Consumer Finance	—	17,977,400	—	17,977,400
Diversified Financial Services	—	103,368,620	0	103,368,620
Diversified Telecommunication Services	—	18,406,678	—	18,406,678
Energy Equipment & Services	—	3,745,380	—	3,745,380
Health Care Equipment & Supplies	—	4,460,274	—	4,460,274
Insurance	—	15,336,009	—	15,336,009
Metals & Mining	—	2,425,077	—	2,425,077
Tobacco	—	7,853,224	—	7,853,224
Trading Companies & Distributors	—	19,141,000	—	19,141,000
Transportation Infrastructure	—	900,077	—	900,077
Commercial Paper	—	10,190,820	—	10,190,820
Loan Assignments	—	10,069,194	—	10,069,194
Short-Term U.S. Government Obligations	—	13,541,126	—	13,541,126
Short-Term Foreign Government Obligations	—	19,953,557	—	19,953,557
Convertible Preferred Stock	3,298,779	—	—	3,298,779
Preferred Stock
Thrifts & Mortgage Finance	—	—	2,689,706	2,689,706
Securities Lending Collateral	105,713,531	—	—	105,713,531
Repurchase Agreements	—	320,773,037	—	320,773,037

Total Investment Securities	$109,012,310	$2,771,372,963	$2,689,706	$2,883,074,979

Derivative Financial Instruments
Credit Default Swap Agreements (X)	$—	$2,518,652	$—	$2,518,652
Interest Rate Swap Agreements (X)	—	873,572	—	873,572
Futures Contracts (X)	6,994,850	—	—	6,994,850
Forward Foreign Currency Contracts (X)	—	6,121,655	—	6,121,655

Total Derivative Financial Instruments	$6,994,850	$9,513,879	$—	$16,508,729

Other Assets (Y)
Cash	$57,997	$—	$—	$57,997
Cash on Deposit with Broker	4,499,000	—	—	4,499,000
Foreign Currency	3,843,271	—	—	3,843,271

Total Other Assets	$8,400,268	$—	$—	$8,400,268

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(79,007,965)	$—	$(79,007,965)

Total TBA Short Commitments	$—	$(79,007,965)	$—	$(79,007,965)

Derivative Financial Instruments
Written Swaptions	$—	$(6,521,171)	$—	$(6,521,171)
Credit Default Swap Agreements (X)	(188,770)	(1,881)	—	(190,651)
Interest Rate Swap Agreements (X)	(1,538,321)	(898,524)	—	(2,436,845)
Forward Foreign Currency Contracts (X)	—	(22,020,949)	—	(22,020,949)

Total Derivative Financial Instruments	$(1,727,091)	$(29,442,525)	$—	$(31,169,616)

Other Liabilities (Y)
Cash Deposit due to Broker	$(8,125,000)	$—	$—	$(8,125,000)
Collateral for Securities on Loan	(105,713,531)	—	—	(105,713,531)

Total Other Liabilities	$(113,838,531)	$—	$—	$(113,838,531)

(W)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(X)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Y)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Z)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (AA)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (Z)
Preferred Stocks	$2,789,932	$—	$—	$—	$—	$(100,226)	$—	$—	$2,689,706	$(100,226)
Corporate Bonds	0	—	—	—	—	0	—	—	0	0

Total	$2,789,932	$—	$—	$—	$—	$(100,226)	$—	$—	$2,689,706	$(100,226)

(Z)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AA)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 72.0%
Capital Markets - 72.0%
SSC Government Money Market Fund	5,550,688	$ 5,550,688
SSgA Money Market Fund	5,550,688	5,550,688
SSgA Prime Money Market Fund	5,550,687	5,550,687
State Street Institutional Liquid Reserves Fund	5,550,687	5,550,687

Total Investment Companies (cost $22,202,750)		22,202,750

	Principal	Value
REPURCHASE AGREEMENT - 18.0%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $5,550,689 on 10/01/2013. Collateralized by U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $5,662,534.	$ 5,550,687	5,550,687

Total Repurchase Agreement (cost $5,550,687)		5,550,687

Total Investment Securities (cost $27,753,437) (B)		27,753,437

Other Assets and Liabilities - Net		3,078,533

Net Assets		$ 30,831,970

FUTURES CONTRACTS: (C)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Short	(731)	12/20/2013	$289,081

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	Aggregate cost for federal income tax purposes is $27,753,437.
(C)	Cash in the amount of $2,814,350 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$22,202,750	$—	$—	$22,202,750
Repurchase Agreement	$—	5,550,687	$—	5,550,687

Total Investment Securities	$22,202,750	$5,550,687	$—	$27,753,437

Derivative Financial Instruments
Futures Contracts (E)	$289,081	$—	$—	$289,081

Total Derivative Financial Instruments	$289,081	$—	$—	$289,081

Other Assets (F)
Cash on Deposit with Broker	$2,814,350	$—	$—	$2,814,350

Total Other Assets	$2,814,350	$—	$—	$2,814,350

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	31,000	$ 1,455,760
Orbital Sciences Corp. (A)	96,900	2,052,342
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (A)	39,900	1,839,789
Airlines - 0.7%
Delta Air Lines, Inc.	241,075	5,686,959
Auto Components - 0.9%
Lear Corp.	29,075	2,080,898
Magna International, Inc. - Class A	71,325	5,888,592
Biotechnology - 0.3%
Myriad Genetics, Inc. (A) (B)	116,375	2,734,813
Building Products - 0.8%
A.O. Smith Corp.	63,000	2,847,600
American Woodmark Corp. (A) (B)	11,700	405,405
Fortune Brands Home & Security, Inc.	23,000	957,490
Gibraltar Industries, Inc. (A) (B)	148,584	2,118,808
Capital Markets - 2.4%
Evercore Partners, Inc. - Class A	36,000	1,772,280
Invesco, Ltd.	241,725	7,711,027
Janus Capital Group, Inc. (B)	146,400	1,245,864
LPL Financial Holdings, Inc.	29,000	1,110,990
Piper Jaffray Cos. (A) (B)	29,500	1,011,555
Raymond James Financial, Inc.	40,100	1,670,967
Stifel Financial Corp. (A) (B)	60,500	2,493,810
Waddell & Reed Financial, Inc. - Class A	58,000	2,985,840
Chemicals - 1.7%
Eastman Chemical Co.	70,850	5,519,215
Huntsman Corp.	186,550	3,844,795
OM Group, Inc. (A) (B)	62,000	2,094,360
Tronox, Ltd. - Class A (B)	122,000	2,985,340
Commercial Banks - 7.6%
CIT Group, Inc. (A)	47,825	2,332,425
Comerica, Inc. - Class A	135,000	5,306,850
Fifth Third Bancorp	183,275	3,306,281
First Citizens BancShares, Inc. - Class A	19,557	4,020,919
First Community Bancshares, Inc.	172,504	2,820,440
First Niagara Financial Group, Inc.	230,800	2,393,396
First Republic Bank - Class A	53,000	2,471,390
Huntington Bancshares, Inc. - Class A	666,075	5,501,780
KeyCorp	420,000	4,788,000
Lakeland Bancorp, Inc. - Class A (B)	222,716	2,505,555
Regions Financial Corp.	1,041,650	9,645,679
Sandy Spring Bancorp, Inc.	107,200	2,493,472
Texas Capital Bancshares, Inc. (A)	15,900	730,923
Umpqua Holdings Corp. (B)	150,000	2,433,000
Union First Market Bankshares Corp. (B)	116,400	2,720,268
Washington Trust Bancorp, Inc.	46,078	1,448,232
Webster Financial Corp.	118,500	3,025,305
Wilshire Bancorp, Inc.	260,000	2,126,800
Zions Bancorporation	139,600	3,827,832
Commercial Services & Supplies - 0.3%
HNI Corp. (B)	61,500	2,225,070
Communications Equipment - 1.0%
Finisar Corp. (A) (B)	216,075	4,889,777
KVH Industries, Inc. (A) (B)	141,532	1,953,142
Polycom, Inc. (A)	117,000	1,277,640
Computers & Peripherals - 0.4%
Electronics for Imaging, Inc. - Class B (A)	114,921	3,640,697

	Shares	Value
Construction & Engineering - 1.8%
AECOM Technology Corp. (A)	68,925	$ 2,155,285
Argan, Inc. (B)	52,900	1,162,213
Comfort Systems USA, Inc. - Class A	180,500	3,034,205
EMCOR Group, Inc.	192,500	7,532,525
Foster Wheeler AG (A)	47,900	1,261,686
Construction Materials - 0.8%
Caesar Stone Sdot Yam, Ltd. (A) (B)	151,000	6,897,680
Consumer Finance - 0.4%
Discover Financial Services	70,050	3,540,327
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. (A)	854,725	7,316,446
Owens-Illinois, Inc. (A)	152,825	4,587,806
Diversified Financial Services - 0.4%
ING US, Inc.	117,650	3,436,557
Electric Utilities - 1.1%
Cleco Corp.	189,125	8,480,365
MGE Energy, Inc. (B)	21,000	1,145,550
Electrical Equipment - 1.0%
Generac Holdings, Inc. (B)	127,200	5,423,808
PowerSecure International, Inc. (A) (B)	208,300	3,343,215
Electronic Equipment & Instruments - 2.7%
Avnet, Inc.	143,250	5,974,957
AVX Corp.	364,152	4,781,316
Daktronics, Inc.	177,250	1,983,428
Orbotech, Ltd. (A)	243,888	2,924,217
Rofin-Sinar Technologies, Inc. (A)	90,500	2,191,005
Universal Display Corp. - Class A (A) (B)	78,900	2,527,167
Vishay Intertechnology, Inc. (A) (B)	188,100	2,424,609
Energy Equipment & Services - 0.8%
Bristow Group, Inc.	41,676	3,032,346
Dresser-Rand Group, Inc. (A)	27,500	1,716,000
Helix Energy Solutions Group, Inc. - Class A (A)	65,000	1,649,050
Food & Staples Retailing - 1.4%
Kroger Co.	102,150	4,120,731
Rite Aid Corp. (A)	884,825	4,211,767
SUPERVALU, Inc. (A)	375,775	3,092,628
Food Products - 1.1%
J&J Snack Foods Corp.	28,400	2,292,448
Sanderson Farms, Inc.	33,300	2,172,492
Tyson Foods, Inc. - Class A	161,675	4,572,169
Gas Utilities - 1.0%
Atmos Energy Corp.	190,500	8,113,395
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A)	229,350	3,027,420
Boston Scientific Corp. (A)	353,150	4,145,981
Greatbatch, Inc. (A)	77,200	2,627,116
St. Jude Medical, Inc.	123,125	6,604,425
Health Care Providers & Services - 3.6%
Aetna, Inc.	118,725	7,600,774
AMN Healthcare Services, Inc. (A)	111,300	1,531,488
Cardinal Health, Inc.	106,650	5,561,798
Health Net, Inc. (A)	59,600	1,889,320
HealthSouth Corp. (B)	90,000	3,103,200
Omnicare, Inc.	146,125	8,109,937
WellCare Health Plans, Inc. (A)	35,000	2,440,900
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	40,000	594,800
Omnicell, Inc. (A)	125,800	2,978,944
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.	41,100	3,555,972

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology	62,250	$ 1,178,392
MGM Resorts International (A)	318,575	6,511,673
Household Durables - 3.6%
Harman International Industries, Inc.	38,000	2,516,740
Helen of Troy, Ltd. (A)	37,500	1,657,500
La-Z-Boy, Inc.	103,400	2,348,214
Mohawk Industries, Inc. (A)	59,740	7,781,135
Ryland Group, Inc. (B)	219,725	8,907,652
Whirlpool Corp.	51,255	7,505,782
Household Products - 0.4%
Spectrum Brands Holdings, Inc. - Class A	55,500	3,654,120
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	589,475	7,834,123
NRG Energy, Inc.	136,525	3,731,228
Industrial Conglomerates - 0.9%
Hutchison Whampoa, Ltd.	648,912	7,785,204
Insurance - 6.1%
Alleghany Corp. (A)	8,200	3,359,130
Allstate Corp.	50,775	2,566,676
Aspen Insurance Holdings, Ltd.	62,500	2,268,125
eHealth, Inc. (A)	48,175	1,554,126
Everest RE Group, Ltd.	48,860	7,104,733
HCC Insurance Holdings, Inc.	102,650	4,498,123
Lincoln National Corp.	162,175	6,809,728
Selective Insurance Group, Inc.	200,558	4,913,671
United Fire Group, Inc. (B)	203,164	6,190,407
Unum Group	73,200	2,228,208
Validus Holdings, Ltd.	270,125	9,989,222
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (B)	118,500	1,704,030
Internet Software & Services - 1.8%
AOL, Inc. (A)	86,700	2,998,086
Blucora, Inc. (A) (B)	49,500	1,137,510
IAC/InterActiveCorp	53,600	2,930,312
Web.com Group, Inc. (A) (B)	192,300	6,218,982
XO Group, Inc. (A)	154,500	1,996,140
IT Services - 0.5%
Global Payments, Inc.	45,000	2,298,600
Sykes Enterprises, Inc. (A)	104,400	1,869,804
Life Sciences Tools & Services - 0.1%
ICON PLC (A)	28,750	1,176,738
Machinery - 5.0%
AGCO Corp.	99,325	6,001,217
Alamo Group, Inc.	11,293	552,341
Altra Holdings, Inc. (B)	113,500	3,054,285
CIRCOR International, Inc.	49,200	3,059,256
Columbus McKinnon Corp. (A)	59,700	1,434,591
Crane Co.	27,000	1,665,090
Dover Corp.	75,475	6,779,919
Mueller Industries, Inc.	64,500	3,590,715
NN, Inc.	184,500	2,870,820
Oshkosh Corp. (A)	37,000	1,812,260
Terex Corp. (A)	116,675	3,920,280
Trinity Industries, Inc. (B)	87,375	3,962,456
Wabash National Corp. (A) (B)	137,500	1,603,250
Watts Water Technologies, Inc. - Class A (B)	40,300	2,271,711
Media - 0.7%
Gannett Co., Inc.	154,785	4,146,690
Vivendi SA	77,000	1,771,402
Metals & Mining - 1.4%
Barrick Gold Corp.	181,450	3,378,599
Gerdau SA - ADR	864,500	6,449,170
Kaiser Aluminum Corp. (B)	33,200	2,365,500

	Shares	Value
Multi-Utilities - 2.4%
Ameren Corp.	165,125	$ 5,752,955
CMS Energy Corp.	278,175	7,321,566
NiSource, Inc. - Class B	77,200	2,384,708
NorthWestern Corp.	112,000	5,031,040
Multiline Retail - 0.3%
Dillard’s, Inc. - Class A (B)	36,700	2,873,610
Office Electronics - 0.8%
Xerox Corp.	621,600	6,396,264
Oil, Gas & Consumable Fuels - 6.3%
Chesapeake Energy Corp.	304,650	7,884,342
Cimarex Energy Co.	52,525	5,063,410
EnCana Corp. (B)	159,000	2,755,470
EPL Oil & Gas, Inc. (A)	53,500	1,985,385
Gulfport Energy Corp. (A)	24,100	1,550,594
Hess Corp.	52,800	4,083,552
Newfield Exploration Co. (A)	136,150	3,726,426
Peabody Energy Corp.	367,200	6,334,200
SM Energy Co.	47,000	3,627,930
Tesoro Corp.	102,175	4,493,656
W&T Offshore, Inc. (B)	193,000	3,419,960
Western Refining, Inc. (B)	48,500	1,456,940
Whiting Petroleum Corp. (A)	122,150	7,310,677
Paper & Forest Products - 0.8%
Domtar Corp.	44,800	3,558,016
P.H. Glatfelter Co.	102,500	2,774,675
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (A)	36,500	3,356,905
Nektar Therapeutics (A)	288,345	3,013,205
Sanofi	34,550	3,504,172
Professional Services - 2.1%
FTI Consulting, Inc. (A) (B)	43,000	1,625,400
Manpowergroup, Inc.	106,800	7,768,632
On Assignment, Inc. (A)	110,000	3,630,000
Towers Watson & Co. - Class A	42,675	4,564,518
Real Estate Investment Trusts - 7.1%
BioMed Realty Trust, Inc. - Basis B	404,675	7,522,908
Brandywine Realty Trust	894,750	11,792,805
CBL & Associates Properties, Inc.	389,400	7,437,540
DiamondRock Hospitality Co.	255,900	2,730,453
Excel Trust, Inc. (B)	296,493	3,557,916
Home Properties, Inc. (B)	27,000	1,559,250
Kilroy Realty Corp. (B)	178,000	8,891,100
Liberty Property Trust - Series C	260,600	9,277,360
National Retail Properties, Inc.	91,000	2,895,620
Summit Hotel Properties, Inc.	66,900	614,811
Weingarten Realty Investors (B)	70,000	2,053,100
Weyerhaeuser Co.	75,000	2,147,250
Real Estate Management & Development - 2.3%
CBRE Group, Inc. - Class A (A)	305,525	7,066,793
Cheung Kong Holdings, Ltd.	409,847	6,224,936
Henderson Land Development Co., Ltd.	1,020,527	6,302,717
Road & Rail - 1.0%
AMERCO	18,200	3,351,166
Swift Transportation Co. - Class A (A) (B)	248,450	5,016,206
Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc. - Class A	343,039	6,016,904
Brooks Automation, Inc. - Class A	219,100	2,039,821
Entegris, Inc. (A)	276,500	2,806,475
Intel Corp.	150,039	3,438,894
LAM Research Corp. (A)	121,825	6,236,222
LTX-Credence Corp. (A)	342,000	2,250,360
Marvell Technology Group, Ltd.	355,825	4,091,988
Micron Technology, Inc. (A)	412,050	7,198,513

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	69,400	$ 1,845,346
NXP Semiconductor NV (A)	165,650	6,163,836
OmniVision Technologies, Inc. (A) (B)	122,200	1,870,882
RF Micro Devices, Inc. (A)	246,700	1,391,388
Silicon Motion Technology Corp. - ADR	254,800	3,327,688
Skyworks Solutions, Inc. (A)	264,500	6,570,180
Teradyne, Inc. (A) (B)	60,700	1,002,764
Software - 0.6%
AVG Technologies NV (A) (B)	104,500	2,501,730
Seachange International, Inc. (A)	77,500	888,925
Symantec Corp.	80,000	1,980,000
Specialty Retail - 3.2%
Abercrombie & Fitch Co. - Class A (B)	86,660	3,065,164
American Eagle Outfitters, Inc.	101,000	1,412,990
ANN, Inc. (A) (B)	62,305	2,256,687
Best Buy Co., Inc.	163,475	6,130,313
Express, Inc. (A)	112,700	2,658,593
Finish Line, Inc. - Class A	110,000	2,735,700
Foot Locker, Inc.	57,500	1,951,550
GameStop Corp. - Class A	66,000	3,276,900
Guess?, Inc. (B)	52,300	1,561,155
Lowe’s Cos., Inc.	42,000	1,999,620
Textiles, Apparel & Luxury Goods - 0.2%
Steven Madden, Ltd. - Class B (A)	25,000	1,345,750
Thrifts & Mortgage Finance - 2.7%
Berkshire Hills Bancorp, Inc.	105,987	2,661,333
Dime Community Bancshares, Inc.	124,000	2,064,600
Nationstar Mortgage Holdings, Inc. (A)	111,925	6,293,543
Oritani Financial Corp.	53,000	872,380
Provident Financial Services, Inc.	114,800	1,860,908
Provident New York Bancorp (B)	243,500	2,651,715
TrustCo Bank Corp. (B)	192,000	1,144,320
United Financial Bancorp, Inc. (B)	117,821	1,905,166
Washington Federal, Inc.	172,500	3,567,300
Tobacco - 0.8%
Lorillard, Inc. (B)	142,200	6,367,716

Total Common Stocks (cost $732,652,690)		832,277,964

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	88,771,170	88,771,170

Total Securities Lending Collateral (cost $88,771,170)		88,771,170

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $17,895,943 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $18,257,448.	$ 17,895,938	17,895,938

Total Repurchase Agreement (cost $17,895,938)		17,895,938

Total Investment Securities (cost $839,319,798) (D)		938,945,072
Other Assets and Liabilities - Net		(92,489,588)

Net Assets		$ 846,455,484

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $86,638,204. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $839,319,798. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $111,525,676 and $11,900,402, respectively. Net unrealized appreciation for tax purposes is $99,625,274.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$806,689,533	$25,588,431	$—	$832,277,964
Securities Lending Collateral	88,771,170	—	—	88,771,170
Repurchase Agreement	—	17,895,938	—	17,895,938

Total Investment Securities	$895,460,703	$43,484,369	$—	$938,945,072

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(88,771,170)	$—	$—	$(88,771,170)

Total Other Liabilities	$(88,771,170)	$—	$—	$(88,771,170)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (A)	21,800	$ 1,741,602
GenCorp, Inc. (A) (B)	67,900	1,088,437
HEICO Corp. - Class A	44,945	2,253,542
Hexcel Corp. (A)	51,300	1,990,440
Teledyne Technologies, Inc. (A)	30,600	2,598,858
TransDigm Group, Inc.	17,300	2,399,510
Triumph Group, Inc.	28,800	2,022,336
Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A (A)	20,100	788,523
Airlines - 0.2%
Allegiant Travel Co. - Class A	10,000	1,053,600
Auto Components - 0.8%
Dana Holding Corp.	54,600	1,247,064
Tenneco, Inc. (A)	38,900	1,964,450
TRW Automotive Holdings Corp. (A)	12,900	919,899
Beverages - 1.0%
Boston Beer Co., Inc. - Class A (A)	21,500	5,250,515
Biotechnology - 8.5%
Acorda Therapeutics, Inc. (A)	22,100	757,588
Aegerion Pharmaceuticals, Inc. (A) (B)	16,400	1,405,644
Alkermes PLC (A)	77,700	2,612,274
Alnylam Pharmaceuticals, Inc. (A) (B)	30,500	1,952,305
Ariad Pharmaceuticals, Inc. (A) (B)	69,600	1,280,640
BioMarin Pharmaceutical, Inc. (A)	44,300	3,199,346
Cepheid, Inc. (A) (B)	42,600	1,663,104
Cubist Pharmaceuticals, Inc. (A)	51,300	3,260,115
Idenix Pharmaceuticals, Inc. (A) (B)	66,800	348,028
Incyte Corp., Ltd. (A)	110,200	4,204,130
Infinity Pharmaceuticals, Inc. (A)	23,600	411,820
InterMune, Inc. (A) (B)	38,500	591,745
Lexicon Pharmaceuticals, Inc. (A)	50,700	120,159
Medivation, Inc. (A)	34,700	2,079,918
Neurocrine Biosciences, Inc. (A) (B)	59,800	676,936
NPS Pharmaceuticals, Inc. (A)	54,000	1,717,740
Onyx Pharmaceuticals, Inc. (A)	28,200	3,515,694
Pharmacyclics, Inc. (A)	33,600	4,650,912
Puma Biotechnology, Inc. (A)	14,300	767,338
Regeneron Pharmaceuticals, Inc. - Class A (A)	15,400	4,818,198
Seattle Genetics, Inc. (A) (B)	49,100	2,152,053
Sunesis Pharmaceuticals, Inc. (A) (B)	36,600	181,536
Theravance, Inc. - Class A (A) (B)	39,300	1,606,977
United Therapeutics Corp. (A)	28,000	2,207,800
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (A)	15,500	2,830,920
E*TRADE Financial Corp. (A)	104,560	1,725,240
Virtus Investment Partners, Inc. (A)	10,900	1,772,776
Waddell & Reed Financial, Inc. - Class A	55,300	2,846,844
Chemicals - 2.2%
Koppers Holdings, Inc.	12,500	533,125
NewMarket Corp. (B)	10,400	2,994,264
Rockwood Holdings, Inc.	45,100	3,017,190
Stepan Co.	34,100	1,968,593
WR Grace & Co. (A)	41,400	3,618,360
Commercial Banks - 1.2%
Signature Bank (A)	28,700	2,626,624
SVB Financial Group (A)	21,600	1,865,592
Texas Capital Bancshares, Inc. (A)	41,200	1,893,964

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.9%
Brink’s Co.	3,000	$ 84,900
Clean Harbors, Inc. (A) (B)	33,300	1,953,378
Healthcare Services Group, Inc. (B)	58,100	1,496,656
Rollins, Inc.	59,250	1,570,717
Team, Inc. (A)	31,100	1,236,225
US Ecology, Inc.	32,200	970,186
Waste Connections, Inc.	64,987	2,951,060
Communications Equipment - 1.4%
ADTRAN, Inc. (B)	60,500	1,611,720
Aruba Networks, Inc. (A)	87,100	1,449,344
JDS Uniphase Corp. (A)	111,100	1,634,281
Plantronics, Inc.	46,200	2,127,510
Polycom, Inc. (A)	57,824	631,438
Riverbed Technology, Inc. (A)	25,962	378,786
Computers & Peripherals - 0.2%
Stratasys, Ltd. (A) (B)	10,800	1,093,608
Consumer Finance - 1.0%
Portfolio Recovery Associates, Inc. (A)	63,500	3,806,190
World Acceptance Corp. (A) (B)	21,300	1,915,296
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (A)	97,700	836,312
Rock-Tenn Co. - Class A	12,600	1,276,002
Distributors - 0.4%
LKQ Corp. (A)	60,700	1,933,902
Diversified Consumer Services - 0.9%
American Public Education, Inc. (A) (B)	27,100	1,024,380
Ascent Capital Group, Inc. - Class A (A)	23,200	1,870,384
Sotheby’s - Class A	32,700	1,606,551
Steiner Leisure, Ltd. - Class A (A)	10,000	584,300
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	47,500	2,148,425
MSCI, Inc. - Class A (A)	9,788	394,065
NewStar Financial, Inc. (A) (B)	50,000	913,500
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (A) (B)	35,600	354,576
tw telecom, Inc. - Class A (A)	104,500	3,120,893
Electrical Equipment - 1.1%
Acuity Brands, Inc. (B)	35,700	3,285,114
Generac Holdings, Inc.	49,300	2,102,152
II-VI, Inc. (A)	43,200	813,024
Electronic Equipment & Instruments - 1.7%
Anixter International, Inc. (A)	36,400	3,190,824
Coherent, Inc.	33,400	2,052,430
FEI Co.	32,500	2,853,500
Itron, Inc. (A) (B)	15,000	642,450
RealD, Inc. (A) (B)	18,800	131,600
Trimble Navigation, Ltd. (A)	19,700	585,287
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (A)	33,200	1,827,328
Core Laboratories NV	13,800	2,335,098
Dawson Geophysical Co. (A) (B)	3,900	126,633
Dril-Quip, Inc. - Class A (A)	23,800	2,731,050
Gulf Island Fabrication, Inc.	7,200	176,472
ION Geophysical Corp. (A)	20,200	105,040
Oceaneering International, Inc.	26,900	2,185,356
Oil States International, Inc. (A)	24,400	2,524,424
Superior Energy Services, Inc. (A)	20,258	507,260
Tesco Corp. - Class B (A)	20,800	344,656
Unit Corp. (A)	10,500	488,145
Food & Staples Retailing - 0.5%
Susser Holdings Corp. (A) (B)	49,800	2,646,870

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.3%
Dean Foods Co. (A)	55,900	$ 1,078,870
J&J Snack Foods Corp.	35,600	2,873,632
TreeHouse Foods, Inc. (A)	49,000	3,274,670
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (A)	39,600	1,905,552
ArthroCare Corp. (A)	33,000	1,174,140
Cooper Cos., Inc.	20,900	2,710,521
Edwards Lifesciences Corp. (A)	3,500	243,705
HeartWare International, Inc. (A)	9,500	695,495
ICU Medical, Inc. - Class B (A) (B)	14,800	1,005,364
IDEXX Laboratories, Inc. (A) (B)	23,600	2,351,740
Masimo Corp. (B)	20,700	551,448
Meridian Bioscience, Inc. (B)	17,550	415,058
Orthofix International NV - Series B (A)	27,400	571,564
Sirona Dental Systems, Inc. (A)	43,900	2,938,227
Thoratec Corp. (A)	30,900	1,152,261
Volcano Corp. (A)	34,500	825,240
West Pharmaceutical Services, Inc.	41,600	1,711,840
Health Care Providers & Services - 3.4%
Air Methods Corp. (B)	61,600	2,624,160
Bio-Reference Labs, Inc. (A) (B)	30,900	923,292
Centene Corp. (A)	32,800	2,097,888
Chemed Corp. (B)	13,100	936,650
Corvel Corp. (A)	36,000	1,330,920
HealthSouth Corp.	52,900	1,823,992
MEDNAX, Inc. (A)	23,600	2,369,440
MWI Veterinary Supply, Inc. - Class A (A) (B)	16,200	2,419,632
Team Health Holdings, Inc. (A)	61,300	2,325,722
WellCare Health Plans, Inc. (A)	24,700	1,722,578
Health Care Technology - 0.3%
HMS Holdings Corp. (A)	63,200	1,359,432
Hotels, Restaurants & Leisure - 3.5%
Bally Technologies, Inc. (A) (B)	22,700	1,635,762
Cheesecake Factory, Inc.	32,000	1,406,400
Choice Hotels International, Inc. (B)	42,800	1,848,532
Denny’s Corp. (A)	301,200	1,843,344
Domino’s Pizza, Inc.	36,500	2,480,175
Panera Bread Co. - Class A (A)	14,100	2,235,273
Red Robin Gourmet Burgers, Inc. (A)	31,200	2,218,320
Six Flags Entertainment Corp.	87,000	2,939,730
Vail Resorts, Inc.	33,900	2,351,982
Household Durables - 1.0%
Helen of Troy, Ltd. (A)	34,700	1,533,740
iRobot Corp. (A) (B)	38,400	1,446,528
NACCO Industries, Inc. - Class A	6,000	332,520
Tempur-Pedic International, Inc. (A) (B)	43,000	1,890,280
Insurance - 0.3%
Amtrust Financial Services, Inc. (B)	43,083	1,682,822
Internet & Catalog Retail - 1.6%
HSN, Inc.	65,100	3,490,662
Liberty Ventures - Series A (A)	28,500	2,512,845
Shutterfly, Inc. (A)	46,100	2,576,068
Internet Software & Services - 2.4%
Cornerstone OnDemand, Inc. - Class A (A)	55,700	2,865,208
CoStar Group, Inc. (A)	11,400	1,914,060
j2 Global, Inc. (B)	34,700	1,718,344
MercadoLibre, Inc. (B)	23,700	3,197,367
Perficient, Inc. (A)	39,200	719,712
ValueClick, Inc. (A) (B)	64,400	1,342,740
WebMD Health Corp. - Class A (A)	49,800	1,424,280

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.9%
Cardtronics, Inc. (A)	72,600	$ 2,693,460
CoreLogic, Inc. (A)	87,700	2,372,285
Euronet Worldwide, Inc. (A)	37,600	1,496,480
Gartner, Inc. (A)	68,100	4,086,000
Genpact, Ltd. (A)	27,300	515,424
Heartland Payment Systems, Inc. (B)	73,720	2,928,158
Jack Henry & Associates, Inc.	46,000	2,374,060
MAXIMUS, Inc. - Class A	118,600	5,341,744
TeleTech Holdings, Inc. (A)	22,600	567,034
Unisys Corp. (A) (B)	40,290	1,014,905
VeriFone Systems, Inc. (A)	15,000	342,900
WEX, Inc. (A)	32,600	2,860,650
Leisure Equipment & Products - 2.0%
Brunswick Corp. - Class B	74,700	2,981,277
Polaris Industries, Inc. (B)	40,800	5,270,544
Pool Corp.	50,000	2,806,500
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (A)	19,600	421,008
Bio-Rad Laboratories, Inc. - Class A (A)	10,800	1,269,648
Bruker Corp. (A)	56,200	1,160,530
Exelixis, Inc. (A) (B)	129,300	752,526
Illumina, Inc. (A) (B)	14,100	1,139,703
Mettler-Toledo International, Inc. (A)	5,500	1,320,495
PAREXEL International Corp. (A)	46,200	2,320,626
Machinery - 7.9%
3D Systems Corp. (A) (B)	78,149	4,219,265
Actuant Corp. - Class A (B)	65,800	2,555,672
Chart Industries, Inc. (A)	19,400	2,386,976
Graco, Inc. - Class A	33,700	2,495,822
Hyster-Yale Materials Handling, Inc.	19,000	1,703,730
IDEX Corp.	30,300	1,977,075
John Bean Technologies Corp.	42,400	1,054,912
Lincoln Electric Holdings, Inc.	52,900	3,524,198
Middleby Corp. (A)	25,100	5,243,641
Nordson Corp.	48,300	3,556,329
Standex International Corp.	15,800	938,520
Sun Hydraulics Corp.	26,600	964,250
Toro Co.	63,200	3,434,920
Valmont Industries, Inc.	22,400	3,111,584
Wabtec Corp.	71,800	4,514,066
Woodward, Inc.	30,000	1,224,900
Marine - 0.7%
Kirby Corp. (A)	42,600	3,687,030
Media - 1.5%
Digital Generation, Inc. (A) (B)	29,300	378,849
John Wiley & Sons, Inc. - Class A	9,600	457,824
Live Nation Entertainment, Inc. (A)	122,500	2,272,375
Madison Square Garden Co. (A)	66,400	3,855,848
Starz - Class A (A)	46,500	1,308,045
Metals & Mining - 0.3%
Compass Minerals International, Inc.	15,000	1,144,050
Stillwater Mining Co. (A)	59,900	659,499
Multiline Retail - 0.2%
Big Lots, Inc. (A)	30,900	1,146,081
Oil, Gas & Consumable Fuels - 2.9%
Bill Barrett Corp. (A) (B)	24,400	612,684
Clayton Williams Energy, Inc. (A)	21,400	1,122,858
Contango Oil & Gas Co. - Class A	35,700	1,311,975
Delek US Holdings, Inc.	26,600	560,994
Energy XXI Bermuda, Ltd.	41,400	1,250,280
Gran Tierra Energy, Inc. (A)	154,060	1,092,285
Halcon Resources Corp. (A) (B)	94,400	418,192
Oasis Petroleum, Inc. (A)	48,000	2,358,240
Rosetta Resources, Inc. (A)	42,300	2,303,658
SemGroup Corp. - Class A	37,600	2,143,952
SM Energy Co.	31,900	2,462,361

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.6%
Clearwater Paper Corp. (A)	15,300	$ 730,881
KapStone Paper and Packaging Corp.	55,800	2,388,240
Personal Products - 1.5%
Herbalife, Ltd. (B)	27,700	1,932,629
Nu Skin Enterprises, Inc. - Class A	39,300	3,762,582
Prestige Brands Holdings, Inc. (A)	79,900	2,406,588
Pharmaceuticals - 2.7%
Akorn, Inc. - Class A (A) (B)	64,300	1,265,424
Auxilium Pharmaceuticals, Inc. (A) (B)	21,900	399,237
AVANIR Pharmaceuticals, Inc. - Class A (A)	142,700	605,048
Cadence Pharmaceuticals, Inc. - Class A (A)	33,200	209,492
Jazz Pharmaceuticals PLC (A)	32,500	2,989,025
Medicines Co. (A)	60,100	2,014,552
Nektar Therapeutics (A)	42,300	442,035
Questcor Pharmaceuticals, Inc. (B)	39,500	2,291,000
Salix Pharmaceuticals, Ltd. (A)	34,500	2,307,360
ViroPharma, Inc. (A) (B)	53,400	2,098,620
Professional Services - 1.2%
Advisory Board Co. (A)	45,900	2,730,132
Exponent, Inc.	17,400	1,250,016
Huron Consulting Group, Inc. (A)	36,500	1,920,265
RPX Corp. - Class A (A)	32,400	567,972
Real Estate Investment Trusts - 0.7%
DuPont Fabros Technology, Inc. (B)	25,100	646,827
Sabra Healthcare REIT, Inc.	40,866	940,327
Strategic Hotels & Resorts, Inc. (A)	88,300	766,444
Taubman Centers, Inc.	18,600	1,251,966
Real Estate Management & Development - 1.7%
Altisource Asset Management Corp. (A)	2,670	1,403,058
Altisource Portfolio Solutions SA (A)	27,500	3,850,275
Altisource Residential Corp. - Class B	16,433	377,631
Forest City Enterprises, Inc. - Class A (A)	88,000	1,666,720
Jones Lang LaSalle, Inc.	11,600	1,012,680
Kennedy-Wilson Holdings, Inc. (B)	52,700	978,112
Road & Rail - 1.7%
AMERCO	10,500	1,933,365
Avis Budget Group, Inc. (A)	63,600	1,833,588
Landstar System, Inc.	30,300	1,696,194
Old Dominion Freight Line, Inc. (A)	79,098	3,637,717
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (A)	51,400	220,506
Atmel Corp. (A)	62,400	464,256
Cabot Microelectronics Corp. - Class A (A)	14,900	573,948
Cavium, Inc. (A) (B)	55,000	2,266,000
Cypress Semiconductor Corp. (A) (B)	51,000	476,340
Diodes, Inc. (A)	49,100	1,202,950
Hittite Microwave Corp. (A)	31,900	2,084,665
MagnaChip Semiconductor Corp. (A)	54,400	1,171,232
Microsemi Corp. (A)	59,800	1,450,150
Semtech Corp. (A)	45,400	1,361,546
Silicon Laboratories, Inc. (A)	17,700	755,967
Synaptics, Inc. (A) (B)	48,800	2,160,864
Teradyne, Inc. (A) (B)	78,600	1,298,472
Ultratech, Inc. (A)	22,200	672,660
Veeco Instruments, Inc. (A) (B)	20,700	770,661
Software - 7.8%
Actuate Corp. (A)	42,100	309,435
ANSYS, Inc. (A)	12,689	1,097,852
Aspen Technology, Inc. (A)	92,300	3,188,965
CommVault Systems, Inc. (A)	51,400	4,514,462
Computer Modelling Group, Ltd.	55,600	1,300,869
Concur Technologies, Inc. (A) (B)	30,600	3,381,300
FactSet Research Systems, Inc. (B)	22,950	2,503,845
Fortinet, Inc. (A)	73,200	1,483,032
Informatica Corp. (A)	53,900	2,100,483

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
MICROS Systems, Inc. (A) (B)	44,200	$ 2,207,348
Monotype Imaging Holdings, Inc.	53,000	1,518,980
Netscout Systems, Inc. (A)	63,200	1,616,024
Progress Software Corp. (A)	23,650	612,062
PTC, Inc. (A)	69,100	1,964,513
Rovi Corp. (A)	23,400	448,578
SolarWinds, Inc. (A)	35,000	1,227,100
Solera Holdings, Inc.	13,800	729,606
TIBCO Software, Inc. (A)	94,500	2,418,255
Tyler Technologies, Inc. (A)	54,800	4,793,356
Ultimate Software Group, Inc. (A) (B)	35,100	5,173,740
Specialty Retail - 4.4%
Aaron’s, Inc.	50,250	1,391,925
Ascena Retail Group, Inc. - Class B (A)	118,700	2,365,691
Buckle, Inc. (B)	30,600	1,653,930
Chico’s FAS, Inc.	106,900	1,780,954
Children’s Place Retail Stores, Inc. (A)	20,400	1,180,344
DSW, Inc. - Class A	50,500	4,308,660
Guess?, Inc. (B)	18,800	561,180
Hibbett Sports, Inc. (A) (B)	27,600	1,549,740
Monro Muffler Brake, Inc. (B)	71,350	3,317,061
Sally Beauty Holdings, Inc. (A)	119,200	3,118,272
Tractor Supply Co.	44,400	2,982,348
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (A) (B)	22,900	1,509,568
Fossil Group, Inc. (A)	13,112	1,524,139
Hanesbrands, Inc.	67,600	4,212,156
Iconix Brand Group, Inc. (A)	45,300	1,504,866
PVH Corp.	22,277	2,644,057
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (A)	173,300	1,261,624
Ocwen Financial Corp. - Class B (A)	27,700	1,544,829
Radian Group, Inc.	73,000	1,016,890
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (A)	52,100	1,920,927
United Rentals, Inc. (A) (B)	47,202	2,751,405
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. - Class A (A)	15,400	1,239,084

Total Common Stocks (cost $400,558,170)		543,497,864

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	87,377,965	87,377,965

Total Securities Lending Collateral (cost $87,377,965)		87,377,965

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $2,947,530 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $3,007,457.	$ 2,947,529	2,947,529

Total Repurchase Agreement (cost $2,947,529)		2,947,529
Total Investment Securities (cost $490,883,664) (D)		633,823,358
Other Assets and Liabilities - Net		(88,436,127)

Net Assets		$ 545,387,231

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $85,394,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $490,883,664. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $151,543,420 and $8,603,726, respectively. Net unrealized appreciation for tax purposes is $142,939,694.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$543,497,864	$—	$—	$543,497,864
Securities Lending Collateral	87,377,965	—	—	87,377,965
Repurchase Agreement	—	2,947,529	—	2,947,529

Total Investment Securities	$630,875,829	$2,947,529	$—	$633,823,358

Other Assets (F)
Foreign Currency	$16,476	$—	$—	$16,476

Total Other Assets	$16,476	$—	$—	$16,476

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(87,377,965)	$—	$—	$(87,377,965)

Total Other Liabilities	$(87,377,965)	$—	$—	$(87,377,965)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.8%
Russian Federation - 0.8%
Sberbank of Russia, 4.56% (A)	489,200	$ 1,076,240

Total Preferred Stock (cost $1,131,746)		1,076,240

COMMON STOCKS - 98.8%
Australia - 3.1%
APA Group	196,406	1,093,867
Asciano, Ltd.	317,563	1,727,164
Challenger Financial Services Group, Ltd.	267,377	1,371,898
Belgium - 0.0% (B)
Anheuser-Busch InBev NV - STRIP VVPR (C) (D)	2,616	4
Canada - 1.0%
Fairfax Financial Holdings, Ltd.	3,288	1,329,692
Denmark - 2.2%
Carlsberg A/S - Class B	18,266	1,881,897
Danske Bank A/S - Class R (D)	47,600	1,024,854
Finland - 0.6%
UPM-Kymmene OYJ	55,000	761,181
France - 8.8%
Arkema SA	16,093	1,792,877
Cie Generale des Etablissements Michelin - Class B	15,303	1,696,998
Euler Hermes SA	5,468	667,762
Rexel SA	64,800	1,648,096
Sanofi	19,168	1,944,080
Veolia Environnement SA	37,600	642,198
Vinci SA	27,932	1,623,742
Vivendi SA	76,330	1,755,989
Germany - 6.6%
Adidas AG	9,344	1,013,558
Allianz SE - Class A	12,641	1,987,181
Bayer AG	8,682	1,023,733
Celesio AG	32,000	720,366
Metro AG	50,400	1,997,781
Siemens AG - Class A	17,507	2,109,329
Hong Kong - 5.7%
First Pacific Co., Ltd.	1,483,250	1,638,940
Guangdong Investment, Ltd.	1,734,000	1,486,752
HSBC Holdings PLC	208,800	2,270,824
SJM Holdings, Ltd.	819,100	2,302,296
Ireland - 2.0%
Ryanair Holdings PLC - ADR	29,700	1,477,278
Smurfit Kappa Group PLC	51,421	1,161,734
Israel - 0.9%
Israel Corp., Ltd. (D)	2,278	1,202,979
Italy - 4.5%
ENI SpA - Class B	102,696	2,354,903
Exor SpA	33,497	1,256,625
Pirelli & C. SpA	85,394	1,111,931
Prysmian SpA	53,885	1,319,460
Japan - 21.1%
Aisin Seiki Co., Ltd.	43,800	1,864,825
Daito Trust Construction Co., Ltd.	6,800	678,651
Denki Kagaku Kogyo KK	172,000	668,437
FUJIFILM Holdings Corp.	80,700	1,932,629
Fukuoka Financial Group, Inc. - Class A	299,000	1,347,546
Hitachi, Ltd.	418,000	2,751,371
Japan Airlines Co., Ltd.	30,700	1,855,211
Kintetsu World Express, Inc.	19,800	710,056
Kirin Holdings Co., Ltd.	127,000	1,846,310
Komatsu, Ltd.	40,000	992,523
Kuraray Co., Ltd.	115,600	1,381,861
Mitsubishi Corp.	94,900	1,917,406

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	40,700	$ 2,103,423
Nitori Holdings Co., Ltd.	21,100	1,931,940
ORIX Corp.	161,200	2,615,738
Resona Holdings, Inc.	158,500	809,471
Sony Corp.	70,800	1,511,149
USS Co., Ltd.	92,700	1,340,116
Korea, Republic of - 2.0%
Kangwon Land, Inc.	49,970	1,325,187
SK Telecom Co., Ltd.	6,827	1,388,047
Malaysia - 0.8%
UMW Holdings Bhd	294,400	1,067,589
Netherlands - 5.4%
Delta Lloyd NV	69,617	1,481,473
Heineken Holding NV - Class A	12,843	812,352
Koninklijke Boskalis Westminster NV	40,024	1,772,756
Koninklijke Philips NV	78,965	2,545,707
Wolters Kluwer NV	26,245	676,559
Singapore - 1.9%
Noble Group, Ltd.	1,771,000	1,312,845
SIA Engineering Co., Ltd.	314,000	1,216,405
Spain - 1.3%
Amadeus IT Holding SA - Class A	49,152	1,742,177
Sweden - 4.8%
Investor AB - Class B	63,678	1,932,128
Saab AB - Class B	41,027	820,323
Svenska Cellulosa AB SCA - Class B	55,830	1,407,326
Telefonaktiebolaget LM Ericsson - Class B	175,612	2,336,320
Switzerland - 6.5%
Aryzta AG (D)	19,735	1,319,158
Galenica AG	800	677,614
GAM Holding AG (D)	79,345	1,434,501
Lonza Group AG (D)	5,839	477,786
Nestle SA	18,829	1,316,895
Novartis AG	32,280	2,480,743
UBS AG - Class A (D)	52,000	1,063,748
Thailand - 0.5%
Bangkok Bank PCL	116,700	731,240
United Kingdom - 16.5%
BHP Billiton PLC - ADR (E)	26,600	1,565,676
BP PLC - ADR (E)	30,100	1,265,103
British Sky Broadcasting Group PLC	113,458	1,597,992
Imperial Tobacco Group PLC	45,299	1,677,162
Inchcape PLC	197,287	1,949,864
Inmarsat PLC	55,948	642,172
Johnson Matthey PLC	27,813	1,264,344
Kingfisher PLC	234,014	1,461,965
National Grid PLC - Class B	142,418	1,684,245
Resolution, Ltd.	260,674	1,341,133
Rexam PLC	227,891	1,776,781
Royal Dutch Shell PLC - Class A	45,572	1,505,042
Unilever PLC	57,493	2,271,042
Vodafone Group PLC	526,065	1,839,558
WPP PLC - Class A	13,142	270,200
United States - 2.6%
Flextronics International, Ltd. (D) (E)	71,200	647,208
Noble Corp. (E)	56,604	2,137,933
Open Text Corp. (E)	8,700	649,455

Total Common Stocks (cost $123,584,767)		132,542,386

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (A)	2,250,731	2,250,731

Total Securities Lending Collateral (cost $2,250,731)		2,250,731

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $1,240,082 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $1,267,156.	$ 1,240,082	1,240,082

Total Repurchase Agreement (cost $1,240,082)		1,240,082

Total Investment Securities (cost $128,207,326) (F)		137,109,439
Other Assets and Liabilities - Net		(2,947,566)

Net Assets		$ 134,161,873

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	5.3%	$7,260,175
Insurance	5.0	6,807,241
Chemicals	4.6	6,310,498
Diversified Financial Services	4.5	6,199,591
Pharmaceuticals	4.5	6,126,170
Electronic Equipment & Instruments	3.9	5,331,208
Oil, Gas & Consumable Fuels	3.7	5,125,048
Food Products	3.6	4,907,095
Trading Companies & Distributors	3.6	4,878,347
Specialty Retail	3.5	4,734,021
Auto Components	3.4	4,673,754
Industrial Conglomerates	3.4	4,655,036
Beverages	3.3	4,540,563
Media	3.1	4,300,740
Hotels, Restaurants & Leisure	2.6	3,627,483
Construction & Engineering	2.5	3,396,498
Airlines	2.4	3,332,489
Wireless Telecommunication Services	2.4	3,227,605
Containers & Packaging	2.1	2,938,515
Diversified Telecommunication Services	2.0	2,745,595
Consumer Finance	1.9	2,615,738
Capital Markets	1.8	2,498,249
Communications Equipment	1.7	2,336,320
Multi-Utilities	1.7	2,326,443
Energy Equipment & Services	1.6	2,137,933
Food & Staples Retailing	1.5	1,997,781
Distributors	1.4	1,949,864
IT Services	1.3	1,742,177
Road & Rail	1.3	1,727,164
Tobacco	1.2	1,677,162
Metals & Mining	1.1	1,565,676
Household Durables	1.1	1,511,149
Water Utilities	1.1	1,486,752
Household Products	1.0	1,407,326
Electrical Equipment	1.0	1,319,460
Transportation Infrastructure	0.9	1,216,405
Gas Utilities	0.8	1,093,867
Automobiles	0.8	1,067,589
Textiles, Apparel & Luxury Goods	0.7	1,013,558
Machinery	0.7	992,523
Aerospace & Defense	0.6	820,323
Paper & Forest Products	0.6	761,181
Health Care Providers & Services	0.5	720,366
Air Freight & Logistics	0.5	710,056
Real Estate Management & Development	0.5	678,651
Internet Software & Services	0.5	649,455
Life Sciences Tools & Services	0.3	477,786

Investment Securities, at Value	97.5	133,618,626
Short-Term Investments	2.5	3,490,813

Total Investments	100.0%	$137,109,439

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	Percentage rounds to less than 0.1%.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4, or less than 0.01% of the portfolio’s net assets.
(D)	Non-income producing security.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $2,191,484. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Aggregate cost for federal income tax purposes is $128,207,326. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,187,713 and $3,285,600, respectively. Net unrealized appreciation for tax purposes is $8,902,113.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$1,076,240	$—	$1,076,240
Common Stocks
Australia	—	4,192,929	—	4,192,929
Belgium	—	—	4	4
Canada	1,329,692	—	—	1,329,692
Denmark	—	2,906,751	—	2,906,751
Finland	—	761,181	—	761,181
France	—	11,771,742	—	11,771,742
Germany	—	8,851,948	—	8,851,948
Hong Kong	—	7,698,812	—	7,698,812
Ireland	1,477,278	1,161,734	—	2,639,012
Israel	—	1,202,979	—	1,202,979
Italy	—	6,042,919	—	6,042,919
Japan	—	28,258,663	—	28,258,663
Korea, Republic of	—	2,713,234	—	2,713,234
Malaysia	—	1,067,589	—	1,067,589
Netherlands	—	7,288,847	—	7,288,847
Singapore	—	2,529,250	—	2,529,250
Spain	—	1,742,177	—	1,742,177
Sweden	—	6,496,097	—	6,496,097
Switzerland	—	8,770,445	—	8,770,445
Thailand	—	731,240	—	731,240
United Kingdom	2,830,779	19,281,500	—	22,112,279
United States	3,434,596	—	—	3,434,596
Securities Lending Collateral	2,250,731	—	—	2,250,731
Repurchase Agreement	—	1,240,082	—	1,240,082

Total Investment Securities	$11,323,076	$125,786,359	$4	$137,109,439

Other Assets (H)
Cash on Deposit with Broker	$36	$—	$—	$36
Foreign Currency	4	—	—	4

Total Other Assets	$40	$—	$—	$40

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$(2,250,731)	$—	$—	$(2,250,731)

Total Other Liabilities	$(2,250,731)	$—	$—	$(2,250,731)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (I)	Transfer out of Level 3	Ending Balance at September 30, 2013 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013
Common Stocks	$ —	$ —	$ —	$ —	$ —	$ —	$ 4	$ —	$ 4	$ —

(I)	Transferred into Level 3 because of unavailability of observable inputs.
(J)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 54.8%
Vanguard Extended Market ETF	104,425	$8,053,256
Vanguard S&P 500 ETF (A)	435,359	33,522,643
Vanguard Total Stock Market ETF	395,084	34,629,113
Emerging Markets - Equity - 4.7%
Vanguard FTSE Emerging Markets ETF	164,369	6,592,841
Growth - Large Cap - 7.7%
Vanguard Growth ETF	127,668	10,801,989
Growth - Small Cap - 2.6%
Vanguard Small-Capital ETF (A)	35,501	3,638,497
Region Fund - Asian Pacific - 7.9%
Vanguard MSCI Pacific ETF	180,483	10,962,538
Region Fund - European - 12.3%
Vanguard MSCI European ETF	313,060	17,064,901
Value - Large Cap - 9.5%
Vanguard Value ETF	189,901	13,253,191

Total Investment Companies (cost $123,707,210)		138,518,969

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	5,842,957	5,842,957

Total Securities Lending Collateral (cost $5,842,957)		5,842,957

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $3,870,206 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $3,950,894.	$3,870,204	3,870,204

Total Repurchase Agreement (cost $3,870,204)		3,870,204

Total Investment Securities (cost $133,420,371) (C)		148,232,130
Other Assets and Liabilities - Net		(9,083,277)

Net Assets		$139,148,853

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $5,715,442. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $133,420,371. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,058,073 and $246,314, respectively. Net unrealized appreciation for tax purposes is $14,811,759.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$138,518,969	$—	$—	$138,518,969
Securities Lending Collateral	5,842,957	—	—	5,842,957
Repurchase Agreement	—	3,870,204	—	3,870,204

Total Investment Securities	$144,361,926	$3,870,204	$—	$148,232,130

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(5,842,957)	$—	$—	$(5,842,957)

Total Other Liabilities	$(5,842,957)	$—	$—	$(5,842,957)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 81.9%
Vanguard Extended Market ETF (A)	923,598	$ 71,227,878
Vanguard Intermediate-Term Bond ETF (A)	620,863	51,842,061
Vanguard Long-Term Bond ETF (A)	429,770	35,679,505
Vanguard Mortgage-Backed Securities ETF	1,275,718	65,712,234
Vanguard S&P 500 ETF (A)	3,824,766	294,506,982
Vanguard Short-Term Bond ETF (A)	1,463,835	117,648,419
Vanguard Total Bond Market ETF (A)	10,051,393	812,956,666
Vanguard Total Stock Market ETF (A)	5,956,523	522,089,241
Emerging Markets - Equity - 3.3%
Vanguard FTSE Emerging Markets ETF	1,962,614	78,720,448
Region Fund - Asian Pacific - 5.5%
Vanguard MSCI Pacific ETF (A)	2,187,275	132,855,083
Region Fund - European - 8.6%
Vanguard MSCI European ETF	3,796,400	206,941,764

Total Investment Companies (cost $2,284,903,709)		2,390,180,281

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	101,060,072	101,060,072

Total Securities Lending Collateral (cost $101,060,072)		101,060,072

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $32,295,805 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $32,942,227.	$ 32,295,796	32,295,796

Total Repurchase Agreement (cost $32,295,796)		32,295,796

Total Investment Securities (cost $2,418,259,577) (C)		2,523,536,149
Other Assets and Liabilities - Net		(117,421,326)

Net Assets		$ 2,406,114,823

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $98,908,787. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $2,418,259,577. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $123,394,927 and $18,118,355, respectively. Net unrealized appreciation for tax purposes is $105,276,572.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$2,390,180,281	$—	$—	$2,390,180,281
Securities Lending Collateral	101,060,072	—	—	101,060,072
Repurchase Agreement	—	32,295,796	—	32,295,796

Total Investment Securities	$2,491,240,353	$32,295,796	$—	$2,523,536,149

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(101,060,072)	$—	$—	$(101,060,072)

Total Other Liabilities	$(101,060,072)	$—	$—	$(101,060,072)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

(formerly, Transamerica Index 35 VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 87.9%
Vanguard Extended Market ETF	157,909	$ 12,177,942
Vanguard Intermediate-Term Bond ETF	285,047	23,801,425
Vanguard Long-Term Bond ETF	197,014	16,356,102
Vanguard Mortgage-Backed Securities ETF (A)	586,247	30,197,583
Vanguard S&P 500 ETF	658,344	50,692,488
Vanguard Short-Term Bond ETF	673,422	54,122,926
Vanguard Total Bond Market ETF	2,462,622	199,176,867
Vanguard Total Stock Market ETF	1,075,392	94,258,109
Emerging Markets - Equity - 2.2%
Vanguard FTSE Emerging Markets ETF	298,268	11,963,529
Region Fund - Asian Pacific - 3.7%
Vanguard MSCI Pacific ETF	327,508	19,892,836
Region Fund - European - 5.7%
Vanguard MSCI European ETF	568,086	30,966,368

Total Investment Companies (cost $529,753,759)		543,606,175

SECURITIES LENDING COLLATERAL - 0.0% (B)
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	99,750	99,750

Total Securities Lending Collateral (cost $99,750)		99,750

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $5,012,415 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, with a value of $5,114,577.	$ 5,012,414	5,012,414

Total Repurchase Agreement (cost $5,012,414)		5,012,414

Total Investment Securities (cost $534,865,923) (D)		548,718,339
Other Assets and Liabilities - Net		(1,981,287)

Net Assets		$ 546,737,052

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $97,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1%.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $534,865,923. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,267,002 and $6,414,586, respectively. Net unrealized appreciation for tax purposes is $13,852,416.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$543,606,175	$—	$—	$543,606,175
Securities Lending Collateral	99,750	—	—	99,750
Repurchase Agreement	—	5,012,414	—	5,012,414

Total Investment Securities	$543,705,925	$5,012,414	$—	$548,718,339

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(99,750)	$—	$—	$(99,750)

Total Other Liabilities	$(99,750)	$—	$—	$(99,750)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 75.0%
Vanguard Extended Market ETF (A)	1,361,759	$ 105,018,855
Vanguard Intermediate-Term Bond ETF (A)	219,137	18,297,939
Vanguard Long-Term Bond ETF (A)	151,636	12,588,821
Vanguard Mortgage-Backed Securities ETF (A)	450,310	23,195,468
Vanguard S&P 500 ETF (A)	5,641,097	434,364,469
Vanguard Short-Term Bond ETF (A)	516,908	41,543,896
Vanguard Total Bond Market ETF	3,548,672	287,016,591
Vanguard Total Stock Market ETF (A)	5,694,823	499,151,236
Emerging Markets - Equity - 4.6%
Vanguard FTSE Emerging Markets ETF	2,156,624	86,502,189
Region Fund - Asian Pacific - 7.7%
Vanguard MSCI Pacific ETF (A)	2,403,896	146,012,643
Region Fund - European - 12.0%
Vanguard MSCI European ETF	4,173,139	227,477,807

Total Investment Companies (cost $1,731,570,085)		1,881,169,914

SECURITIES LENDING COLLATERAL - 10.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (B)	188,792,645	188,792,645

Total Securities Lending Collateral (cost $188,792,645)		188,792,645

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2013, to be repurchased at $22,236,692 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 01/01/2033 - 03/01/2033, and with a total value of $22,683,649.	$ 22,236,686	22,236,686

Total Repurchase Agreement (cost $22,236,686)		22,236,686

Total Investment Securities (cost $1,942,599,416) (C)		2,092,199,245
Other Assets and Liabilities - Net		(199,013,605)

Net Assets		$ 1,893,185,640

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $184,660,344. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $1,942,599,416. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $157,716,442 and $8,116,613, respectively. Net unrealized appreciation for tax purposes is $149,599,829.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,881,169,914	$—	$—	$1,881,169,914
Securities Lending Collateral	188,792,645	—	—	188,792,645
Repurchase Agreement	—	22,236,686	—	22,236,686

Total Investment Securities	$2,069,962,559	$22,236,686	$—	$2,092,199,245

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$(188,792,645)	$—	$—	$(188,792,645)

Total Other Liabilities	$(188,792,645)	$—	$—	$(188,792,645)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 5.7%
Boeing Co.	459,075	$ 53,941,312
Honeywell International, Inc.	430,164	35,720,819
United Technologies Corp.	439,561	47,393,467
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	168,785	15,421,885
Automobiles - 0.8%
Ford Motor Co.	1,077,354	18,174,962
Beverages - 0.8%
Anheuser-Busch InBev NV - ADR	198,853	19,726,218
Biotechnology - 6.4%
Amgen, Inc.	524,526	58,715,440
Biogen IDEC, Inc. (A)	105,690	25,445,924
Celgene Corp. (A)	247,734	38,133,695
Gilead Sciences, Inc. (A)	504,656	31,712,583
Chemicals - 1.6%
Monsanto Co.	240,823	25,134,696
Sherwin-Williams Co.	67,548	12,305,895
Commercial Services & Supplies - 0.8%
ADT Corp.	239,755	9,748,438
Tyco International, Ltd.	278,048	9,726,119
Communications Equipment - 5.4%
Cisco Systems, Inc.	4,425,713	103,650,198
Emulex Corp. (A)	541,577	4,202,638
Juniper Networks, Inc. (A)	528,092	10,487,907
QUALCOMM, Inc.	165,913	11,175,900
Computers & Peripherals - 5.8%
Apple, Inc.	93,070	44,371,123
NetApp, Inc.	1,311,071	55,877,846
QLogic Corp. (A)	240,463	2,630,665
SanDisk Corp.	322,505	19,192,273
Western Digital Corp.	254,846	16,157,236
Consumer Finance - 1.4%
American Express Co.	446,215	33,698,157
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	74,578	2,311,918
Diversified Financial Services - 2.5%
Bank of America Corp.	2,288,218	31,577,408
IntercontinentalExchange, Inc. (A) (B)	62,501	11,338,931
JPMorgan Chase & Co.	320,008	16,541,214
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	430,605	20,092,029
Electrical Equipment - 0.1%
Rockwell Automation, Inc. - Class B	31,341	3,351,607
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc.	150,683	11,769,849
Oceaneering International, Inc.	212,540	17,266,750
Transocean, Ltd.	254,821	11,339,534
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	250,970	28,891,666
CVS Caremark Corp.	351,754	19,962,040
Wal-Mart Stores, Inc.	338,063	25,003,139
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	152,657	11,499,652
Health Care Equipment & Supplies - 3.8%
Becton Dickinson and Co.	148,740	14,876,975
CR Bard, Inc.	142,662	16,434,663
Medtronic, Inc.	635,121	33,820,193
Zimmer Holdings, Inc. - Class A	308,651	25,352,593

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
Aetna, Inc.	294,697	$ 18,866,502
Express Scripts Holding Co. (A)	289,809	17,904,400
McKesson Corp.	205,023	26,304,451
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill, Inc. - Class A (A)	40,317	17,283,898
Starwood Hotels & Resorts Worldwide, Inc.	301,347	20,024,508
Wyndham Worldwide Corp.	315,623	19,243,534
Wynn Resorts, Ltd.	85,405	13,494,844
Household Durables - 0.2%
PulteGroup, Inc.	295,520	4,876,080
Industrial Conglomerates - 3.2%
3M Co.	362,050	43,232,390
Danaher Corp.	489,284	33,917,167
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (A)	43,401	13,568,888
priceline.com, Inc. (A)	19,507	19,720,602
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (A)	203,021	10,496,186
eBay, Inc. (A)	418,831	23,366,581
Facebook, Inc. - Class A (A)	497,282	24,983,448
Google, Inc. - Class A (A)	82,883	72,598,049
IAC/InterActiveCorp	592,267	32,379,237
LinkedIn Corp. - Class A (A)	44,135	10,859,858
Yahoo! Inc. (A)	801,145	26,565,968
IT Services - 2.9%
Alliance Data Systems Corp. (A) (B)	78,120	16,520,036
Paychex, Inc. (B)	353,446	14,364,046
Visa, Inc. - Class A	206,933	39,544,896
Life Sciences Tools & Services - 0.2%
Bruker Corp. (A)	231,390	4,778,204
Machinery - 2.5%
Dover Corp.	236,467	21,241,831
Illinois Tool Works, Inc. - Class A	157,172	11,987,508
Parker Hannifin Corp.	253,841	27,597,594
Media - 4.7%
Comcast Corp. - Class A	829,592	37,456,079
Omnicom Group, Inc.	406,290	25,775,037
Scripps Networks Interactive, Inc. - Class A	146,557	11,447,567
Sirius XM Radio, Inc.	4,190,680	16,217,932
Twenty-First Century Fox, Inc.	658,276	22,052,246
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	379,814	1,587,623
Multiline Retail - 0.9%
Dollar Tree, Inc. (A)	353,084	20,182,281
Oil, Gas & Consumable Fuels - 0.6%
Valero Energy Corp.	440,875	15,055,881
Pharmaceuticals - 2.9%
Eli Lilly & Co.	596,283	30,010,923
Johnson & Johnson	184,174	15,966,044
Merck & Co., Inc.	465,804	22,176,929
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (A)	467,499	10,359,778
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	1,093,620	40,638,919
Broadcom Corp. - Class A	609,446	15,851,691
Microchip Technology, Inc. (B)	581,354	23,422,753
Xilinx, Inc.	648,920	30,408,391

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 9.4%
Check Point Software Technologies, Ltd. (A) (B)	545,359	$ 30,845,505
Informatica Corp. (A)	159,365	6,210,454
Intuit, Inc.	174,657	11,581,506
Microsoft Corp.	3,040,475	101,278,222
NetSuite, Inc. (A) (B)	99,431	10,732,582
Oracle Corp.	1,524,335	50,562,192
Salesforce.com, Inc. (A)	212,153	11,012,862
Splunk, Inc. (A)	26,691	1,602,528
Specialty Retail - 9.0%
Buckle, Inc. (B)	289,737	15,660,285
Five Below, Inc. (A) (B)	149,512	6,541,150
Gap, Inc. - Class A	375,853	15,139,359
Home Depot, Inc.	637,192	48,331,013
Lowe’s Cos., Inc.	1,138,110	54,185,417
O’Reilly Automotive, Inc. (A)	261,550	33,371,165
PetSmart, Inc. - Class A	237,855	18,138,822
TJX Cos., Inc.	441,652	24,904,756
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (A) (B)	150,992	11,036,005
NIKE, Inc. - Class B	252,570	18,346,685

Total Common Stocks (cost $1,947,135,053)		2,397,986,845

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	108,020,645	108,020,645

Total Securities Lending Collateral (cost $108,020,645)		108,020,645

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $1,521,722 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $1,555,110.	$ 1,521,722	1,521,722

Total Repurchase Agreement (cost $1,521,722)		1,521,722

Total Investment Securities (cost $2,056,677,420) (D)		2,507,529,212
Other Assets and Liabilities - Net		(111,682,819)

Net Assets		$ 2,395,846,393

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $105,642,788. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $2,056,677,420. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $476,965,456 and $26,113,664, respectively. Net unrealized appreciation for tax purposes is $450,851,792.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$2,397,986,845	$—	$—	$2,397,986,845
Securities Lending Collateral	108,020,645	—	—	108,020,645
Repurchase Agreement	—	1,521,722	—	1,521,722

Total Investment Securities	$2,506,007,490	$1,521,722	$—	$2,507,529,212

Other Assets (F)
Foreign Currency	$737	$—	$—	$737

Total Other Assets	$737	$—	$—	$737

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(108,020,645)	$—	$—	$(108,020,645)

Total Other Liabilities	$(108,020,645)	$—	$—	$(108,020,645)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 5.6%
Boeing Co. (A)	2,228	$ 261,790
Honeywell International, Inc.	2,342	194,480
United Technologies Corp. (A)	2,032	219,090
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	838	76,568
Automobiles - 0.7%
Ford Motor Co.	5,170	87,218
Beverages - 0.8%
Anheuser-Busch InBev NV - ADR	931	92,355
Biotechnology - 6.6%
Amgen, Inc.	2,528	282,984
Biogen IDEC, Inc. (B)	554	133,381
Celgene Corp. (A) (B)	1,261	194,106
Gilead Sciences, Inc. (A) (B)	2,764	173,690
Chemicals - 1.6%
Monsanto Co.	1,219	127,227
Sherwin-Williams Co.	367	66,860
Commercial Services & Supplies - 0.7%
ADT Corp.	1,069	43,466
Tyco International, Ltd.	1,275	44,599
Communications Equipment - 5.4%
Cisco Systems, Inc.	22,279	521,774
Emulex Corp. (B)	2,591	20,106
Juniper Networks, Inc. (A) (B)	2,621	52,053
QUALCOMM, Inc. (A)	769	51,800
Computers & Peripherals - 5.6%
Apple, Inc.	474	225,979
NetApp, Inc. (A)	6,134	261,431
QLogic Corp. (A) (B)	151	1,652
SanDisk Corp.	1,725	102,655
Western Digital Corp. (A)	1,143	72,466
Consumer Finance - 1.4%
American Express Co.	2,272	171,581
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	511	15,841
Diversified Financial Services - 2.7%
Bank of America Corp.	12,255	169,119
IntercontinentalExchange, Inc. (A) (B)	316	57,329
JPMorgan Chase & Co.	1,735	89,682
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	2,328	108,624
Electrical Equipment - 0.1%
Rockwell Automation, Inc. - Class B	154	16,469
Energy Equipment & Services - 1.8%
National Oilwell Varco, Inc.	738	57,645
Oceaneering International, Inc.	1,211	98,382
Transocean, Ltd.	1,226	54,557
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	1,226	141,137
CVS Caremark Corp.	1,826	103,626
Wal-Mart Stores, Inc.	1,771	130,983
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	986	74,275
Health Care Equipment & Supplies - 3.6%
Becton Dickinson and Co.	701	70,114
CR Bard, Inc. (A)	684	78,797

	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	2,960	$ 157,620
Zimmer Holdings, Inc. - Class A	1,543	126,742
Health Care Providers & Services - 2.5%
Aetna, Inc.	1,325	84,827
Express Scripts Holding Co. (B)	1,431	88,407
McKesson Corp.	1,011	129,711
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. - Class A (B)	184	78,881
Starwood Hotels & Resorts Worldwide, Inc.	1,293	85,920
Wyndham Worldwide Corp.	1,454	88,650
Wynn Resorts, Ltd. (A)	373	58,938
Household Durables - 0.2%
PulteGroup, Inc. (A)	1,464	24,156
Industrial Conglomerates - 2.9%
3M Co.	1,646	196,549
Danaher Corp. (A)	2,121	147,028
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (B)	300	93,792
priceline.com, Inc. (B)	104	105,139
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (A) (B)	1,002	51,803
eBay, Inc. (B)	1,993	111,189
Facebook, Inc. - Class A (B)	2,463	123,741
Google, Inc. - Class A (B)	376	329,342
IAC/InterActiveCorp	2,741	149,851
LinkedIn Corp. - Class A (A) (B)	184	45,275
Yahoo! Inc. (A) (B)	4,060	134,630
IT Services - 2.7%
Alliance Data Systems Corp. (A) (B)	359	75,917
Paychex, Inc. (A)	1,492	60,635
Visa, Inc. - Class A (A)	989	188,998
Life Sciences Tools & Services - 0.3%
Bruker Corp. (B)	1,591	32,854
Machinery - 2.4%
Dover Corp. (A)	1,158	104,023
Illinois Tool Works, Inc. - Class A (A)	767	58,499
Parker Hannifin Corp. (A)	1,180	128,290
Media - 5.1%
Comcast Corp. - Class A	4,157	187,689
Omnicom Group, Inc. (A)	1,983	125,802
Scripps Networks Interactive, Inc. - Class A (A)	828	64,675
Sirius XM Radio, Inc. (A)	27,345	105,825
Twenty-First Century Fox, Inc. (A)	3,569	119,561
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	1,683	7,035
Multiline Retail - 0.8%
Dollar Tree, Inc. (B)	1,731	98,944
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp. (A)	2,528	86,331
Pharmaceuticals - 2.9%
Eli Lilly & Co.	2,951	148,524
Johnson & Johnson	929	80,535
Merck & Co., Inc.	2,393	113,931
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (B)	2,761	61,184
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	6,308	234,405
Broadcom Corp. - Class A	2,745	71,397
Microchip Technology, Inc. (A)	2,533	102,055
Xilinx, Inc. (A)	3,096	145,079

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Software - 9.3%
Check Point Software Technologies, Ltd. (A) (B)	2,563	$ 144,963
Informatica Corp. (B)	779	30,357
Intuit, Inc. (A)	654	43,367
Microsoft Corp.	15,193	506,079
NetSuite, Inc. (A) (B)	531	57,316
Oracle Corp.	7,998	265,294
Salesforce.com, Inc. (A) (B)	1,102	57,205
Splunk, Inc. (B)	169	10,147
Specialty Retail - 8.6%
Buckle, Inc. (A)	1,305	70,535
Five Below, Inc. (B)	687	30,056
Gap, Inc. - Class A (A)	1,770	71,296
Home Depot, Inc.	3,110	235,893
Lowe’s Cos., Inc. (A)	5,347	254,571
O’Reilly Automotive, Inc. (B)	1,308	166,888
PetSmart, Inc. - Class A (A)	1,115	85,030
TJX Cos., Inc. (A)	2,062	116,276
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (A) (B)	641	46,851
NIKE, Inc. - Class B (A)	1,257	91,308

Total Common Stocks (cost $9,524,597)		11,843,702

SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	3,012,329	3,012,329

Total Securities Lending Collateral (cost $3,012,329)		3,012,329

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $152,289 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $159,390.	$ 152,289	152,289

Total Repurchase Agreement (cost $152,289)		152,289

Total Investment Securities (cost $12,689,215) (D)		15,008,320
Other Assets and Liabilities - Net		(3,033,939)

Net Assets		$ 11,974,381

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,946,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $12,689,215. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,434,845 and $115,740, respectively. Net unrealized appreciation for tax purposes is $2,319,105.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$11,843,702	$—	$—	$11,843,702
Securities Lending Collateral	3,012,329	—	—	3,012,329
Repurchase Agreement	—	152,289	—	152,289

Total Investment Securities	$14,856,031	$152,289	$—	$15,008,320

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(3,012,329)	$—	$—	$(3,012,329)

Total Other Liabilities	$(3,012,329)	$—	$—	$(3,012,329)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of September 30, 2013. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at September 30, 2013 is shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at September 30, 2013 are listed in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Money Market VP (“Money Market”) enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2013 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The underlying notional amounts of open option and swaption contracts at September 30, 2013 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at September 30, 2013 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap

Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open OTC and centrally cleared swap agreements at September 30, 2013 are listed in the Schedules of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments.

The open repurchase agreements at September 30, 2013 are listed in the Schedules of Investments.

Dollar Rolls: The Portfolios enter into dollar roll transactions. The Portfolios account for dollar roll transactions as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”), as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and repurchase price, and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Portfolios to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios; (ii) the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Open dollar roll transactions at September 30, 2013 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2013 are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2013.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at September 30, 2013 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2013 are listed in the Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 2. (continued):

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 2. (continued):

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2013, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Series Trust	September 30, 2013 Form N-Q

September 30, 2013

BlackRock Variable Series Funds, Inc.

➢ BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Tenaris SA — ADR	158,431	$7,411,402
Australia — 0.4%
Asciano Ltd.	1,901,432	10,358,606
Commonwealth Bank of Australia	52,563	3,493,334
Fortescue Metals Group Ltd.	1,089,631	4,853,020
Mesoblast Ltd. (a)(b)	1,050,816	5,592,873
National Australia Bank Ltd.	119,755	3,837,079
Newcrest Mining Ltd.	456,726	5,023,085
Orica Ltd.	237,560	4,451,006
QBE Insurance Group Ltd.	645,297	8,837,195
Westpac Banking Corp.	120,927	3,696,344

		50,142,542
Austria — 0.0%
Andritz AG	60,864	3,581,833
Belgium — 0.2%
Anheuser-Busch InBev NV	140,711	13,958,215
RHJ International (a)	769,800	4,040,726
RHJ International — ADR (a)	40,600	213,239

		18,212,180
Brazil — 0.9%
Banco Santander Brasil SA — ADR	935,206	6,499,682
BR Malls Participacoes SA	415,262	3,788,565
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	240,174	11,005,763
Cielo SA	456,370	12,356,975
Cosan Ltd., Class A	735,192	11,299,901
Cyrela Brazil Realty SA	923,554	6,984,057
Hypermarcas SA	1,227,226	9,856,347
Itau Unibanco Holding SA, Preference Shares	623,797	8,832,175
MRV Engenharia e Participacoes SA	1,581,505	6,443,618
Petroleo Brasileiro SA — ADR	886,482	13,731,606
Qualicorp SA (a)	717,560	6,527,099
SLC Agricola SA	554,576	5,442,417
Telefonica Brasil SA — ADR	325,820	7,311,401

		110,079,606
Canada — 2.0%
Agrium, Inc.	133,777	11,241,281
Athabasca Oil Corp. (a)(b)	1,499,250	11,425,768
Bank of Nova Scotia	169,939	9,733,897
BCE, Inc.	112,441	4,805,255
Brookfield Asset Management, Inc., Class A	321,799	12,035,283
Canadian National Railway Co.	114,003	11,556,484
Canadian Natural Resources Ltd.	441,995	13,896,323
Canadian Pacific Railway Ltd.	46,545	5,738,999
Detour Gold Corp. (a)(b)	224,767	1,904,972
Eldorado Gold Corp.	913,921	6,166,449
First Quantum Minerals Ltd.	710,990	13,238,958
Goldcorp, Inc.	1,170,052	30,433,052

Common Stocks	Shares	Value
Canada (concluded)
Kinross Gold Corp. (b)	1,009,613	$5,087,026
Kinross Gold Corp.	219,505	1,108,500
Osisko Mining Corp. (a)	951,713	4,813,771
Rogers Communications, Inc., Class B	173,175	7,448,257
Shaw Communications, Inc., Class B	616,875	14,325,178
Silver Wheaton Corp.	453,489	11,232,923
Suncor Energy, Inc.	48,702	1,742,558
Suncor Energy, Inc. — NY Shares	1,130,870	40,434,874
Teck Resources Ltd., Class B	233,492	6,266,925
TELUS Corp.	160,349	5,314,611
The Toronto-Dominion Bank	79,838	7,188,172
Valeant Pharmaceuticals International, Inc. (a)	52,607	5,488,488

		242,628,004
Chile — 0.1%
Banco Santander Chile — ADR	232,457	6,111,295
Sociedad Quimica y Minera de Chile SA — ADR	88,653	2,708,349

		8,819,644
China — 0.5%
Beijing Enterprises Holdings Ltd. (b)	3,278,042	23,702,206
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	2,270,937
China BlueChemical Ltd., Class H	7,312,300	4,315,503
Dongfeng Motor Group Co. Ltd., Class H	1,814,800	2,760,837
Haitian International Holdings Ltd.	1,918,800	4,415,197
Jiangxi Copper Co. Ltd.	2,984,000	5,893,721
Sinopharm Group Co. Ltd., H Shares	2,480,800	6,226,691
Zhongsheng Group Holdings Ltd. (b)	3,772,206	5,944,831

		55,529,923
Denmark — 0.0%
TDC A/S	715,086	6,050,817
France — 3.1%
Arkema SA	52,871	5,891,723
AtoS	155,911	12,173,779
AXA SA	759,280	17,622,004
BNP Paribas SA	597,013	40,384,645
Cap Gemini SA	120,678	7,176,594
Casino Guichard Perrachon SA	52,090	5,369,499
Compagnie de Saint-Gobain	545,396	27,069,331
European Aeronautic Defence & Space Co. NV	670,741	42,741,110
Eutelsat Communications SA	127,808	4,039,484
France Telecom SA	325,089	4,070,631
LVMH Moet Hennessy Louis Vuitton SA	61,164	12,053,308
Safran SA	958,090	59,009,373
Sanofi	500,256	50,664,390
Sanofi — ADR	28,134	1,424,424
Société Générale SA	204,418	10,183,950
Technip SA	192,068	22,549,246
Total SA	277,082	16,060,466
Total SA — ADR	365,739	21,183,603

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

CNY     Chinese Yuan Renminbi

EUR     Euro

FKA     Formerly Known As

FTSE    Financial Times Stock Exchange

GBP     British Pound

GDR    Global Depositary Receipts

HKD     Hong Kong Dollar

IDR      Indonesian Rupiah

JPY      Japanese Yen

KRW    Korean Won

LIBOR  London Interbank Offered Rate

MXN    Mexican Peso

MYR    Malaysian Ringgit

PCL     Public Company Limited

SGD     Singapore Dollar

S&P     Standard & Poor’s

SPDR   Standard & Poor’s Depositary Receipts

USD     US Dollar

ZAR     South African Rand

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Unibail-Rodamco SE	25,817	$6,404,909

		366,072,469
Germany — 2.4%
Allianz SE, Registered Shares	124,163	19,534,376
BASF SE	73,382	7,037,364
Bayerische Motoren Werke AG	100,846	10,845,396
Beiersdorf AG	117,358	10,419,918
Deutsche Bank AG, Registered Shares	556,226	25,531,478
Deutsche Boerse AG	113,288	8,525,898
Deutsche Telekom AG, Registered Shares	1,938,377	28,074,167
Fresenius SE & Co. KGaA	159,215	19,777,485
HeidelbergCement AG	85,283	6,589,824
Kabel Deutschland Holding AG (a)	172,656	20,297,906
Lanxess AG	229,531	14,901,430
Linde AG	81,804	16,210,959
Muenchener Rueckversicherungs AG, Registered Shares	8,417	1,645,371
Siemens AG, Registered Shares	483,136	58,265,397
Telefonica Deutschland Holding AG	878,330	6,933,434
Volkswagen AG, Preference Shares	140,040	33,018,815

		287,609,218
Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd. (a)	156,663	32,925
Kunlun Energy Co. Ltd.	5,266,000	7,374,911
The Link REIT	2,563,546	12,533,517
Sino Biopharmaceutical	3,376,000	2,288,475
Sun Hung Kai Properties Ltd.	1,180,000	16,060,838
Yuanda China Holdings Ltd. (b)	26,030,228	2,051,209

		40,341,875
India — 0.1%
Cummins India Ltd.	1,018,425	6,641,195
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	6,374,142	5,724,618
Telekomunikasi Indonesia Persero Tbk PT	16,311,000	2,963,442

		8,688,060
Ireland — 0.4%
Accenture PLC, Class A	24,291	1,788,789
Covidien PLC	381,994	23,278,714
Eaton Corp. PLC	321,934	22,161,937

		47,229,440
Israel — 0.1%
Check Point Software Technologies Ltd. (a)	25,845	1,461,793
Mobileye, Inc.	298,073	10,402,748

		11,864,541
Italy — 0.7%
Eni SpA	1,762,076	40,506,928
Intesa Sanpaolo SpA	7,495,049	15,503,744
Mediaset SpA (a)	2,176,915	8,832,471
Telecom Italia SpA	11,291,762	9,132,929
UniCredit SpA	2,377,375	15,181,510

		89,157,582
Japan — 7.4%
Aisin Seiki Co. Ltd.	203,239	8,713,081
Asahi Kasei Corp.	1,320,100	9,970,057
Astellas Pharma, Inc.	138,593	7,079,332
Benesse Holdings, Inc.	95,900	3,488,058
Bridgestone Corp.	573,032	21,000,752
Canon, Inc.	402,964	12,902,638

Common Stocks	Shares	Value
Japan (concluded)
Daihatsu Motor Co. Ltd.	302,107	$5,871,025
Daikin Industries Ltd.	198,400	10,589,359
Daito Trust Construction Co. Ltd.	64,500	6,454,725
Denso Corp.	302,020	14,171,340
East Japan Railway Co.	323,651	27,893,778
FANUC Corp.	36,118	5,985,730
Fuji Heavy Industries Ltd.	1,999,564	55,719,131
Futaba Industrial Co. Ltd.	381,221	1,582,344
Hitachi Chemical Co. Ltd.	473,400	7,642,200
Hitachi Ltd.	2,538,700	16,822,051
Honda Motor Co. Ltd.	641,583	24,523,103
Hoya Corp.	695,674	16,455,972
IHI Corp.	1,736,000	7,340,886
Inpex Corp.	1,304,839	15,421,372
Japan Airlines Co. Ltd.	289,800	17,560,131
JGC Corp.	648,302	23,471,643
JSR Corp.	379,600	7,062,746
Kao Corp.	173,500	5,418,202
KDDI Corp.	264,800	13,608,062
Kirin Holdings Co. Ltd.	439,651	6,418,980
Kubota Corp.	1,627,296	23,651,228
Kuraray Co. Ltd.	601,570	7,230,545
Kyocera Corp.	144,400	7,700,477
Mitsubishi Corp.	981,647	19,931,180
Mitsubishi Electric Corp.	673,000	7,101,433
Mitsubishi Heavy Industries Ltd.	1,156,000	6,666,385
Mitsubishi UFJ Financial Group, Inc.	2,421,900	15,534,933
Mitsui & Co. Ltd.	3,070,678	44,776,420
MS&AD Insurance Group Holdings	437,514	11,467,519
Murata Manufacturing Co. Ltd.	168,928	12,940,588
Nintendo Co. Ltd.	90,200	10,216,420
Nippon Telegraph & Telephone Corp.	164,430	8,558,692
Nitori Holdings Co. Ltd.	103,800	9,505,527
Nitto Denko Corp.	155,400	10,134,220
NKSJ Holdings, Inc.	212,000	5,468,683
Okumura Corp.	1,304,751	5,676,050
Otsuka Holdings Co. Ltd.	225,700	6,544,317
Rakuten, Inc.	697,500	10,587,725
Rinnai Corp.	93,023	6,912,908
Rohm Co. Ltd.	194,753	8,030,992
Ryohin Keikaku Co. Ltd.	127,400	11,516,531
Shin-Etsu Chemical Co. Ltd.	413,234	25,354,426
Ship Healthcare Holdings, Inc.	86,100	3,358,445
Softbank Corp.	59,900	4,159,906
Sony Financial Holdings, Inc.	632,800	11,625,942
Sumitomo Corp.	443,400	5,992,853
Sumitomo Electric Industries Ltd.	579,948	8,435,057
Sumitomo Mitsui Financial Group, Inc.	684,447	33,144,656
Suntory Beverage & Food Ltd. (a)	313,800	10,582,909
Suzuki Motor Corp.	1,138,289	27,434,892
Toda Corp.	1,661,896	5,696,511
Tokio Marine Holdings, Inc.	1,338,323	43,876,976
Tokyo Gas Co. Ltd.	4,063,070	22,285,613
Toyota Industries Corp.	571,977	24,766,678
Toyota Motor Corp.	336,500	21,582,285
Ube Industries Ltd.	2,928,346	5,531,630
Unicharm Corp.	123,000	7,198,104
West Japan Railway Co.	122,400	5,247,858
Yamada Denki Co. Ltd.	3,060,700	9,053,031

		878,647,243
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	668,137	9,921,834

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Luxembourg — 0.1%
RTL Group SA	122,266	$12,407,225
Malaysia — 0.4%
Axiata Group Bhd	6,685,986	14,117,110
IHH Healthcare Bhd (a)	17,058,900	21,725,450
Telekom Malaysia Bhd	3,830,646	6,158,179

		42,000,739
Mexico — 0.2%
Fibra Uno Administracion SA de CV	1,376,500	3,816,279
Fomento Economico Mexicano SAB de CV — ADR	58,134	5,644,230
Grupo Televisa S.A.B.	199,597	1,114,675
Mexichem SAB de CV	1,275,800	5,562,467
TF Administradora Industrial S de RL de CV (b)	3,633,557	7,217,425

		23,355,076
Netherlands — 1.0%
Akzo Nobel NV	108,683	7,140,543
CNH Industrial NV (a)	3,222,324	41,326,377
CNH Industrial NV (a)	7,241	92,866
CNH Industrial NV — NYSE (a)	4,437	55,463
CNH Industrial NV — NYSE (a)	149,563	1,869,542
ING Groep NV CVA (a)	1,412,845	16,031,523
Koninklijke DSM NV	175,994	13,276,404
Unilever NV — NY Shares	79,093	2,983,388
Unilever NV CVA	670,474	25,589,779
Ziggo NV	340,910	13,814,451

		122,180,336
Norway — 0.2%
Statoil ASA	1,092,568	24,815,723
Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	74,254	5,037,391
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	956,779	5,693,446
Russia — 0.2%
Federal Hydrogenerating Co. JSC — ADR	2,911,320	4,568,831
Novorossiysk Commercial Sea Port PJSC — GDR	619,924	5,021,384
Sberbank	3,980,146	12,003,726

		21,593,941
Singapore — 0.5%
CapitaLand Ltd.	5,585,350	13,772,270
Keppel Corp. Ltd.	1,089,860	9,060,540
Keppel REIT	1	1
Oversea-Chinese Banking Corp. Ltd.	1,509,800	12,407,190
Raffles Medical Group Ltd. (b)	1,726,800	4,336,168
Singapore Press Holdings Ltd. (b)	777,240	2,546,461
Singapore Telecommunications Ltd.	5,620,630	16,738,752

		58,861,382

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,783,469	6,348,232
MTN Group Ltd.	166,202	3,245,638

		9,593,870
South Korea — 0.9%
Cheil Industries, Inc.	58,853	5,019,783
Hyundai Motor Co.	68,173	15,905,650
KT Corp. — ADR	204,389	3,427,604
Samsung Electronics Co. Ltd.	59,058	75,121,408
Samsung Heavy Industries Co. Ltd.	173,790	6,949,531

		106,423,976

Common Stocks	Shares	Value
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA (a)	1,724,176	$9,756,851
Banco Santander SA	1,612,564	13,147,453
Telefonica SA	918,534	14,279,637
Telefonica SA — ADR	196,057	3,034,962

		40,218,903
Sweden — 0.2%
Boliden AB	368,856	5,522,541
Svenska Handelsbanken AB, Class A	390,880	16,723,657

		22,246,198
Switzerland — 1.9%
Credit Suisse Group AG	336,558	10,292,592
Glencore Xstrata PLC	715,386	3,895,510
Nestle SA, Registered Shares	886,233	61,800,678
Novartis AG, Registered Shares	344,782	26,520,002
Roche Holding AG	251,365	67,836,724
Swisscom AG, Registered Shares	17,465	8,392,378
Syngenta AG, Registered Shares	81,697	33,390,136
TE Connectivity Ltd.	46,655	2,415,796
UBS AG, Registered Shares	573,952	11,763,398

		226,307,214
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,386,323	6,243,751
Chunghwa Telecom Co. Ltd. — ADR	148,888	4,701,883
Far EasTone Telecommunications Co. Ltd.	2,582,988	6,435,457
Yulon Motor Co. Ltd.	2,812,000	4,708,365

		22,089,456
Thailand — 0.2%
Bangkok Dusit Medical Services PCL, Class F	2,237,100	9,011,336
PTT Global Chemical PCL	3,786,490	9,018,335

		18,029,671
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC (a)	601,869	7,960,612
NMC Health PLC	1,010,600	5,348,311

		13,308,923
United Kingdom — 3.9%
Antofagasta PLC	899,621	11,914,618
AstraZeneca PLC	377,880	19,644,221
Barratt Developments Plc (a)	1,212,342	6,039,540
BG Group PLC	1,958,950	37,395,905
BHP Billiton PLC	1,140,110	33,538,015
BP PLC	1,109,617	7,779,393
BP PLC — ADR	306,007	12,861,474
BT Group PLC	3,270,616	18,108,640
Delta Topco Ltd.	14,972,250	11,095,934
Diageo PLC	110,654	3,517,426
Diageo PLC — ADR	141,784	18,017,911
Genel Energy PLC (a)	631,467	9,578,722
GlaxoSmithKline PLC — ADR	31,991	1,604,988
Guinness Peat Group PLC	5,481,041	2,593,500
HSBC Holdings PLC	3,852,399	41,696,108
Invensys PLC	1,184,801	9,556,565
Lloyds Banking Group PLC (a)	20,201,170	24,052,672
Manchester United PLC, Class A (a)(b)	364,748	6,335,673
National Grid PLC	1,870,545	22,096,129
Pearson PLC	167,194	3,402,637
Polyus Gold International Ltd.	1,473,262	4,565,407
Rio Tinto PLC	948,279	46,288,618
SABMiller PLC	171,530	8,724,480
Shire PLC	524,435	20,979,972
SSE PLC	718,255	17,130,134
Taylor Wimpey Plc	3,629,977	5,895,584

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Tesco PLC	1,376,505	$8,002,388
Unilever PLC	229,328	8,916,385
Unilever PLC — ADR	87,429	3,373,011
Vodafone Group PLC	5,009,936	17,584,098
Vodafone Group PLC — ADR	532,190	18,722,444
WPP PLC	240,194	4,936,028

		465,948,620
United States — 31.8%
3M Co.	160,806	19,201,844
Abbott Laboratories	330,568	10,971,552
AbbVie, Inc.	725,667	32,459,085
ACE Ltd. (c)	368,772	34,502,308
Activision Blizzard, Inc.	692,076	11,536,907
Adobe Systems, Inc. (a)	57,586	2,991,017
AES Corp.	882,859	11,733,196
Aetna, Inc.	323,196	20,691,008
Aflac, Inc.	229,725	14,240,653
Agilent Technologies, Inc.	415,512	21,294,990
Allergan, Inc.	136,807	12,374,193
Alliance Data Systems Corp. (a)	14,976	3,166,975
Amazon.com, Inc. (a)	60,275	18,844,376
Amdocs Ltd.	50,673	1,856,659
American Capital Agency Corp.	300,455	6,781,269
American Electric Power Co, Inc.	313,619	13,595,384
American Express Co.	383,206	28,939,717
American International Group, Inc. (a)	225,005	10,941,993
American Tower Corp.	213,841	15,852,033
American Water Works Co., Inc.	287,892	11,884,182
Ameriprise Financial, Inc.	21,183	1,929,348
AmerisourceBergen Corp.	25,254	1,543,019
Amgen, Inc.	175,271	19,619,836
Anadarko Petroleum Corp.	521,679	48,510,930
Apple, Inc. (c)	2,254	1,074,595
Arch Capital Group Ltd. (a)	97,739	5,290,612
Ariad Pharmaceuticals, Inc. (a)(b)	317,723	5,846,103
Avery Dennison Corp.	140,116	6,097,848
Avnet, Inc.	43,411	1,810,673
AXIS Capital Holdings Ltd.	41,979	1,818,111
Bank of America Corp.	2,851,139	39,345,718
The Bank of New York Mellon Corp.	392,558	11,851,326
Baxter International, Inc.	201,723	13,251,184
BB&T Corp.	506,707	17,101,361
Beam, Inc.	54,667	3,534,222
Becton Dickinson & Co.	17,799	1,780,256
Berkshire Hathaway, Inc., Class B (a)	206,496	23,439,361
Biogen Idec, Inc. (a)	72,002	17,335,202
BorgWarner, Inc. (a)	93,189	9,448,433
Bristol-Myers Squibb Co.	376,704	17,433,861
CA, Inc.	56,334	1,671,430
Calpine Corp. (a)	788,889	15,328,113
Capital One Financial Corp.	276,227	18,987,844
Cardinal Health, Inc.	503,259	26,244,957
Carnival Corp. (c)	178,141	5,814,522
Celgene Corp. (a)	179,586	27,643,673
CenterPoint Energy, Inc.	356,814	8,552,832
CF Industries Holdings, Inc.	8,984	1,894,097
Charter Communications, Inc., Class A (a)	135,716	18,289,088
Chevron Corp.	302,882	36,800,163
The Chubb Corp.	169,439	15,124,125
Church & Dwight Co., Inc.	86,346	5,185,077
Cisco Systems, Inc.	611,923	14,331,237
Citigroup, Inc.	697,015	33,812,198
Citrix Systems, Inc. (a)	257,098	18,153,690
CMS Energy Corp.	351,170	9,242,794
CNA Financial Corp.	53,918	2,058,589

Common Stocks	Shares	Value
United States (continued)
Coach, Inc.	360,521	$19,659,210
Cobalt International Energy, Inc. (a)	308,059	7,658,347
The Coca-Cola Co.	1,145,121	43,377,183
Colgate-Palmolive Co.	392,914	23,299,800
Comcast Corp., Class A	1,108,432	50,045,705
Computer Sciences Corp.	48,040	2,485,590
Constellation Brands, Inc., Class A (a)	50,592	2,903,981
Corning, Inc.	862,888	12,589,536
Crown Castle International Corp. (a)	142,863	10,433,285
Crown Holdings, Inc. (a)	276,013	11,669,830
Cubist Pharmaceuticals, Inc. (a)	128,424	8,161,345
Cummins, Inc.	70,344	9,346,607
CVS Caremark Corp.	362,885	20,593,724
Danaher Corp.	190,246	13,187,853
DaVita HealthCare Partners, Inc. (a)(b)	184,811	10,515,746
Delphi Automotive PLC	152,426	8,904,727
Devon Energy Corp.	223,385	12,902,718
Diamond Offshore Drilling, Inc.	22,859	1,424,573
Discover Financial Services	422,215	21,338,746
DISH Network Corp., Class A	52,664	2,370,407
Dominion Resources, Inc.	378,215	23,630,873
Dr. Pepper Snapple Group, Inc.	82,284	3,687,969
Dresser-Rand Group, Inc. (a)(c)	283,484	17,689,402
Duke Energy Corp.	206,154	13,766,964
Eastman Chemical Co.	29,330	2,284,807
eBay, Inc. (a)	341,816	19,069,915
Electronic Arts, Inc. (a)	945,711	24,162,916
EMC Corp.	2,032,098	51,940,425
Energizer Holdings, Inc.	17,787	1,621,285
Envision Healthcare Holdings, Inc. (a)	236,578	6,158,125
EOG Resources, Inc.	101,460	17,175,149
Equity Residential (b)	276,505	14,812,373
Expedia, Inc.	32,241	1,669,761
Express Scripts Holding Co. (a)	215,732	13,327,923
Facebook, Inc., Class A (a)	251,596	12,640,183
Fastenal Co.	223,417	11,226,704
FedEx Corp.	120,918	13,797,953
Fidelity National Information Services, Inc.	50,186	2,330,638
FMC Corp.	381,612	27,369,213
Ford Motor Co.	1,769,408	29,849,913
Freeport-McMoRan Copper & Gold, Inc.	704,379	23,300,857
Freescale Semiconductor Ltd. (a)(b)	1,379,289	22,965,162
General Dynamics Corp.	24,008	2,101,180
General Electric Co.	2,850,406	68,096,199
General Mills, Inc.	326,763	15,658,483
General Motors Co. (a)	778,446	28,000,703
Gilead Sciences, Inc. (a)	433,835	27,262,191
The Goldman Sachs Group, Inc.	137,761	21,795,168
Google, Inc., Class A (a)	111,630	97,777,833
HCA Holdings, Inc.	547,214	23,393,399
HealthSouth Corp.	242,181	8,350,401
Helmerich & Payne, Inc.	28,768	1,983,554
Hillshire Brands Co.	433,874	13,337,287
Humana, Inc.	216,917	20,244,864
International Game Technology	156,228	2,957,396
International Paper Co.	52,026	2,330,765
Intuit, Inc.	25,003	1,657,949
Intuitive Surgical, Inc. (a)	11,178	4,205,946
Johnson & Johnson	93,495	8,105,082
Johnson Controls, Inc.	198,740	8,247,710
JPMorgan Chase & Co.	1,304,129	67,410,428
KBR, Inc.	181,695	5,930,525
Kimberly-Clark Corp.	144,609	13,625,060
KLA-Tencor Corp.	26,029	1,583,865
The Kroger Co.	54,650	2,204,581

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	22,474	$2,123,793
Lear Corp.	34,888	2,496,934
Liberty Media Corp., Class A (a)	146,870	21,611,921
Lincoln National Corp.	68,755	2,887,022
M&T Bank Corp.	110,613	12,379,807
Macy’s, Inc.	34,126	1,476,632
Marathon Oil Corp.	1,555,422	54,253,119
Marathon Petroleum Corp. (c)	726,296	46,715,359
Mastercard, Inc., Class A	100,151	67,379,590
Mattel, Inc.	301,578	12,624,055
McDonald’s Corp.	317,056	30,503,958
McKesson Corp.	172,058	22,075,041
Mead Johnson Nutrition Co.	285,407	21,194,324
Medtronic, Inc.	288,929	15,385,469
Merck & Co., Inc.	645,776	30,745,395
MetLife, Inc.	400,658	18,810,893
Mettler-Toledo International, Inc. (a)	35,682	8,566,891
Microsoft Corp.	1,567,333	52,207,862
Monsanto Co.	188,560	19,680,007
Morgan Stanley	308,134	8,304,211
Motorola Solutions, Inc.	33,052	1,962,628
Murphy Oil Corp.	26,967	1,626,649
Murphy USA, Inc. (a)	6,741	272,269
National Oilwell Varco, Inc.	484,705	37,860,308
Newmont Mining Corp.	473,439	13,303,636
NextEra Energy, Inc.	388,086	31,108,974
Northern Trust Corp.	138,383	7,526,651
Northrop Grumman Corp.	24,994	2,380,928
Occidental Petroleum Corp.	355,524	33,255,715
Oracle Corp.	2,463,776	81,723,450
PACCAR, Inc.	194,006	10,798,374
Parker Hannifin Corp.	18,382	1,998,491
PepsiCo, Inc.	477,666	37,974,447
PerkinElmer, Inc.	235,506	8,890,351
Perrigo Co.	78,649	9,703,714
Pfizer, Inc.	2,618,785	75,185,317
Phillips 66 (c)	458,840	26,530,129
Platinum Underwriters Holdings Ltd.	57,609	3,440,986
PPG Industries, Inc.	17,065	2,850,879
PPL Corp.	647,013	19,656,255
Praxair, Inc.	56,131	6,747,508
Precision Castparts Corp.	96,730	21,980,925
The Procter & Gamble Co.	703,542	53,180,740
The Progressive Corp.	452,440	12,319,941
Prudential Financial, Inc.	167,599	13,069,370
PulteGroup, Inc. (c)	545,377	8,998,721
QEP Resources, Inc.	465,404	12,887,037
QUALCOMM, Inc.	831,821	56,031,463
Raytheon Co.	31,111	2,397,725
Red Hat, Inc. (a)	228,606	10,547,881
Reinsurance Group of America, Inc.	19,740	1,322,383
RenaissanceRe Holdings Ltd. (b)	58,901	5,332,308
Rockwell Automation, Inc.	273,615	29,260,388
Ross Stores, Inc.	20,835	1,516,788
Schlumberger Ltd.	576,426	50,933,001
Sealed Air Corp.	357,926	9,732,008
Sempra Energy	101,394	8,679,326
Simon Property Group, Inc.	90,739	13,450,242
SM Energy Co. (c)	205,508	15,863,163
Southern Copper Corp.	179,341	4,885,249
The St. Joe Co. (a)	1,900,969	37,297,012
Stanley Black & Decker, Inc.	20,577	1,863,659
State Street Corp.	300,914	19,785,095
Stryker Corp.	25,967	1,755,110
Symantec Corp.	64,827	1,604,468

Common Stocks	Shares	Value
United States (concluded)
Tenet Healthcare Corp. (a)	210,718	$8,679,474
Textron, Inc.	209,130	5,774,079
Thermo Fisher Scientific, Inc.	257,702	23,747,239
TIBCO Software, Inc. (a)	821,505	21,022,313
Time Warner Cable, Inc.	100,236	11,186,338
Torchmark Corp.	28,513	2,062,916
The Travelers Cos., Inc. (c)	266,795	22,616,212
TRW Automotive Holdings Corp. (a)	144,121	10,277,268
Twitter, Inc.	636,780	12,162,498
U.S. Bancorp	765,917	28,017,244
Union Pacific Corp.	247,361	38,425,058
United Continental Holdings, Inc. (a)	1,023,955	31,445,658
United Parcel Service, Inc., Class B	190,389	17,395,843
United Technologies Corp.	477,513	51,485,452
UnitedHealth Group, Inc.	337,006	24,133,000
Universal Health Services, Inc., Class B	434,570	32,588,404
Unum Group	65,333	1,988,737
Valero Energy Corp.	58,472	1,996,819
Valmont Industries, Inc.	12,885	1,789,855
Vertex Pharmaceuticals, Inc. (a)	110,311	8,363,780
Visa, Inc., Class A	391,556	74,826,352
VMware, Inc., Class A (a)	176,549	14,282,814
Wal-Mart Stores, Inc.	534,415	39,525,333
Waters Corp. (a)(b)	128,869	13,687,176
WellPoint, Inc.	125,774	10,515,964
Wells Fargo & Co.	1,674,450	69,188,274
Western Digital Corp.	40,009	2,536,571
Whiting Petroleum Corp. (a)(c)	327,803	19,619,010
Williams-Sonoma, Inc. (c)	120,503	6,772,269
Wyndham Worldwide Corp.	26,437	1,611,864
XL Group PLC (c)	645,176	19,884,324

		3,793,185,844
Total Common Stocks — 61.1%		7,281,927,342

Corporate Bonds	Par (000)
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	1,027	523,770
Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		4,019	4,119,475
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		11,340	10,773,000

			14,892,475
Brazil — 0.5%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		7,440	7,700,400
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	3,888,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		4,163	4,235,344
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		3,097	2,996,347
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (d)		9,135	9,363,375
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		28,908	4,625,280
Petrobras Global Finance BV:
2.00%, 5/20/16		3,813	3,788,372
2.41%, 1/15/19 (e)		18,374	18,024,894

			54,622,012
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	2,993,457

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15	USD	7,750	$7,891,965
Banco Santander Chile, 2.13%, 6/07/18 (d)(e)		9,323	9,369,615
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		6,505	5,213,897

			22,475,477
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(f)(g)	SGD	11,400	90,869
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(f)	USD	4,800	480,000

			570,869
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)		3,261	3,000,120
France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	1,035	1,666,238
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	2,964	2,808,390
Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)	CNY	13,100	21,398
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)	USD	6,439	6,725,117
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,720,055
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	46,000	6,057,002

			17,523,572
India — 0.2%
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18 (d)	USD	3,247	3,229,125
REI Agro Ltd.:
5.50%, 11/13/14 (g)		2,550	1,759,500
5.50%, 11/13/14 (d)(g)		6,845	4,723,050
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(f)		5,772	3,578,640
44.62%, 7/25/14 (g)(h)		7,667	4,983,550

			18,273,865
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	354,750
10.75%, 10/06/17 (d)		4,406	2,841,870

			3,196,620
Ireland — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (d)	EUR	6,140	8,846,424
8.88%, 12/01/18 (d)	USD	2,565	2,680,425
8.88%, 12/01/18 (d)		1,338	1,411,590
Ono Finance II PLC, 10.88%, 7/15/19 (d)		1,039	1,106,535

			14,044,974
Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		9,725	9,710,899
Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,531,143
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,691,840
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,183,192
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)	USD	6,536	6,096,127

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
TNK-BP Finance SA:
7.50%, 7/18/16	USD	1,015	$1,134,263
7.50%, 7/18/16 (d)		2,486	2,778,105
6.63%, 3/20/17 (d)		2,848	3,125,680

			25,540,350
Mexico — 0.0%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		5,227	4,795,773
Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)		23,800	20,230,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		9,469	10,075,357
3.95%, 11/09/22		3,468	3,327,425
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	13,900	20,737,736
Ziggo BV, 3.63%, 3/27/20		2,572	3,439,865

			57,810,383
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,760,831
2.95%, 6/20/22 (g)		27,000	21,467,857
1.45%, 10/17/23 (g)		11,000	8,768,084
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	9,900	9,496,575

			50,493,347
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		4,314	4,317,184
Zeus Cayman II, 0.00%, 8/18/16 (g)(h)	JPY	222,000	3,305,890

			7,623,074
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,594,778
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		3,104	3,583,624
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17		20,892	20,003,899
9.00%, 10/31/17		21,335	21,121,808
Pyrus Ltd., 7.50%, 12/20/15 (d)(g)		7,200	9,705,600

			50,831,307
United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (d)		6,350	6,455,410
British Telecommunications PLC, 1.38%, 12/20/13 (e)		2,472	2,477,382
Delta Topco Ltd., 10.00%, 11/24/60		12,379	12,560,792
Essar Energy PLC, 4.25%, 2/01/16		7,700	6,275,500
Lloyds TSB Bank PLC, 13.00% (e)(i)	GBP	11,674	28,632,203

			56,401,287
United States — 2.7%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	4,460	4,500,631
3.50%, 7/18/16		6,550	6,615,500
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,587,618
Apple, Inc., 1.00%, 5/03/18		14,920	14,371,750

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Bank of America Corp.:
2.00%, 1/11/18 (j)	USD	9,021	$8,871,711
1.32%, 3/22/18 (e)		4,827	4,842,002
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,560,256
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,174,906
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,812,200
CIT Group, Inc., 4.75%, 2/15/15 (d)		7,133	7,382,655
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		13,500	14,276,250
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,613,313
Cricket Communications, Inc., 7.75%, 10/15/20		5,002	5,664,765
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	352,031
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		3,922	8,822,049
Daimler Finance North America LLC:
0.87%, 1/09/15 (d)(e)		9,513	9,546,628
1.30%, 7/31/15 (d)		1,808	1,815,991
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,870,050
Ford Motor Credit Co. LLC:
1.52%, 5/09/16 (e)		548	555,465
2.38%, 1/16/18		6,610	6,557,986
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		6,624	7,365,060
General Electric Capital Corp.:
5.55%, 5/04/20		6,598	7,475,475
Series B, 6.25%, 12/29/49 (e)(i)		9,500	9,595,000
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,453	31,710,494
HSBC USA, Inc., 1.63%, 1/16/18		6,570	6,440,105
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,792	1,930,880
Hyundai Capital America:
1.63%, 10/02/15 (d)		2,436	2,439,898
2.13%, 10/02/17 (d)		3,893	3,883,423
Morgan Stanley, 7.30%, 5/13/19		3,953	4,729,938
Mylan, Inc., 3.75%, 9/15/15 (g)		7,858	22,773,466
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	746,050
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (d)		3,746	3,697,628
5.40%, 2/14/22 (d)		1,995	1,999,217
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (d)		4,617	4,426,549
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		13,194	14,167,057
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,578	5,912,680
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		9,863	11,699,984
Texas Industries, Inc., 9.25%, 8/15/20		4,017	4,418,700
Verizon Communications, Inc., 2.00%, 9/14/18 (e)		52,748	55,464,522

			319,669,883
Total Corporate Bonds — 6.3%			749,646,544

Floating Rate Loan Interests (e)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 8.75%, 9/19/14		3,680	3,730,070

Floating Rate Loan Interests (e)	Par (000)		Value
Chile — 0.0%
GNL Quintero, Tranche B Facility, 1.27%, 7/20/23	USD	7,406	$6,191,174
France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20		3,170	3,225,141
Initial Euro Term Loan, 6.50%, 3/25/20	EUR	3,170	4,336,878

			7,562,019
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19	USD	19,179	19,970,135
United States — 0.8%
Cricket Communications, Inc., C Term Loan, 4.75%, 3/08/20		7,910	7,903,135
Drillships Financing Holding, Inc.:
Tranche B-1 Term Loan, 6.00%, 3/31/21		6,364	6,419,954
Tranche B-2 Term Loan, 5.50%, 7/15/16		3,182	3,215,960
Fieldwood Energy LLC, Term Loan (Second Lien), 7.13%, 9/30/20		8,842	8,805,902
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Term Loan B2, 3.00%, 9/23/20		40,152	40,078,923
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		7,268	7,268,038
Univision Communications, Inc., 2013 New First-Lien Term Loan, 4.50%, 3/01/20		12,607	12,538,322
Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 4.50%, 8/05/20		8,679	8,721,594

			94,951,828
Total Floating Rate Loan Interests — 1.1%			132,405,226

Foreign Government Obligations
Australia — 1.4%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	28,428	26,685,353
5.50%, 4/21/23		66,066	69,858,283
Queensland Treasury Corp.:
6.00%, 9/14/17		46,860	47,953,295
6.00%, 6/14/21		19,934	20,848,594

			165,345,525
Brazil — 0.9%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	83,481	90,793,413
Series B, 6.00%, 8/15/24		15,524	16,869,782

			107,663,195
Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,056,922
1.50%, 3/01/17		19,169	18,602,891
3.50%, 6/01/20		14,061	14,772,343

			45,432,156
Germany — 1.7%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	75,351	116,333,003
3.50%, 7/04/19		59,197	91,821,435

			208,154,438

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Hong Kong — 0.4%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	37,850	$4,912,867
3.51%, 12/08/14		99,950	13,378,446
1.69%, 12/22/14		49,550	6,496,743
0.27%, 12/18/17		49,300	6,174,733
0.53%, 3/19/18		103,550	13,056,013
3.56%, 6/25/18		29,600	4,245,140

			48,263,942
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	63,226	19,641,163
Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17	USD	12,526	12,528,881
Russia — 0.0%
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22		3,200	3,296,000
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18		2,827	3,121,008
United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	72,841	138,141,932
Total Foreign Government Obligations — 6.3%			751,588,240

Investment Companies	Shares
ETFS Gold Trust (a)		256,340	33,508,765
ETFS Palladium Trust (a)		91,845	6,497,115
ETFS Platinum Trust (a)		77,539	10,647,656
iShares Gold Trust (a)	2,310,427		29,781,404
Market Vectors Gold Miners ETF	1,041,795		26,107,383
SPDR Gold Trust		425,829	54,578,503
Total Investment Companies — 1.4%			161,120,826

Non-Agency Mortgage-Backed Securities	Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (d)(e)	USD	14,859	14,882,537

Preferred Securities
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)		1,464	1,469,490
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		6,357	6,754,313
United States — 0.2%
Citigroup, Inc., 5.95% (e)(i)		4,748	4,427,510
JPMorgan Chase & Co., 5.15%, 12/29/49 (e)(i)		12,170	10,648,750
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (d)(i)		6,000	5,940,000
USB Capital IX, 3.50% (e)(i)		8,983	6,827,080

			27,843,340
Total Capital Trusts — 0.3%			36,067,143

Preferred Stocks	Shares		Value
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		269,500	$7,289,975
Royal Bank of Scotland Group PLC:
Series M, 6.40%		168,525	3,535,655
Series Q, 6.75%		91,325	1,999,104
Series T, 7.25%		250,583	5,886,195

			18,710,929
United States — 0.7%
Cliffs Natural Resources, Inc., , 7.00% (g)		249,990	4,942,302
Fannie Mae, Series S, 8.25% (b)(e)		790,114	4,614,266
General Motors Co., Series B, 4.75% (g)		244,123	12,242,768
Health Care REIT, Inc., Series I, 6.50% (g)		132,093	7,601,952
NextEra Energy, Inc., , 5.60% (g)		163,146	8,986,082
PPL Corp., , 8.75% (g)		128,534	6,906,132
Twitter, Inc.:
Class A Junior (a)		7,291	139,258
Series D (a)		650,839	12,431,025
United Technologies Corp., , 7.50% (g)		89,362	5,789,764
US Bancorp:
Series F, 6.50% (e)		241,374	6,273,310
Series G, 6.00% (e)		125,469	3,380,135
Wells Fargo & Co., Series L, 7.50% (g)		4,440	5,050,544
Total Preferred Stocks — 0.8%			97,068,467

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		441,422	12,125,862
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)		21,250	935,663
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		580,751	15,535,089
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		87,281	5,958,674
RBS Capital Funding Trust VII, Series G, 6.08% (i)		223,721	4,861,457
Total Trust Preferreds — 0.3%			39,416,745
Total Preferred Securities — 1.4%			172,552,355

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
0.25%, 3/31/15	USD	65,888	65,918,401
2.25%, 3/31/16 (k)		86,529	90,389,181
0.63%, 9/30/17		52,044	51,153,677
1.00%, 5/31/18 (j)		98,768	97,502,387
1.38%, 7/31/18-9/30/18 (j)		179,974	180,160,756
2.00%, 11/15/21 (j)		15,998	15,638,241
1.75%, 5/15/22		19,258	18,239,330
1.63%, 11/15/22		26,667	24,689,697
2.50%, 8/15/23		26,371	26,103,077
Total U.S. Treasury Obligations — 4.8%			569,794,747

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Warrants (l)		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		4,195,800	$1,378,908
Total Warrants — 0.0%			1,378,908
Total Long-Term Investments (Cost — $8,449,703,073) — 82.5%			9,835,296,725

Short-Term Securities
Foreign Agency Obligations (m)	Par (000)
Japan Treasury Discount Bill:
0.03%, 11/11/13	JPY	2,640,000	26,856,558
0.03%, 2/10/14		3,430,000	34,889,585
0.04%, 12/20/13		1,190,000	12,105,313
0.04%, 1/15/14		1,180,000	12,003,251
Mexico Cetes:
1.20%, 10/03/13	MXN	448,724	34,270,934
3.40%, 11/21/13		158,030	12,010,618
3.47%, 12/26/13		131,938	9,993,866
3.49%, 1/09/14		157,000	11,875,722
3.50%, 2/06/14		175,502	13,237,030
3.53%, 12/19/13		158,226	11,993,360
Total Foreign Agency Obligations — 1.5%			179,236,237

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)		3,067,878	3,067,878

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (n)(o)(p)	USD	51,965	51,964,516
Total Money Market Funds — 0.5%			55,032,394

Time Deposits	Par (000)
Europe — 0.0%
Bank of America N.A., 0.02%, 10/01/13	EUR	1,721	2,328,684
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/13	HKD	32	4,189

Time Deposits	Par (000)		Value
Singapore — 0.1%
Citibank N.A., 0.01%, 10/01/13	SGD	11,863	$9,455,688
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.11%, 10/01/13	GBP	419	678,645
Total Time Deposits — 0.1%			12,467,206

U.S. Treasury Obligations
U.S. Treasury Bills (m):
0.01%, 10/03/13-3/06/14	USD	1,283,165	1,283,129,868
0.02%, 10/10/13		542,210	542,205,588
0.03%, 10/17/13-3/13/14		302,100	302,090,385
0.05%, 12/05/13		117,770	117,768,940
Total U.S. Treasury Obligations — 18.8%			2,245,194,781
Total Short-Term Securities (Cost — $2,493,894,628) — 20.9%			2,491,930,618

Options Purchased
(Cost — $103,975,017) — 0.6%			72,504,206
Total Investments Before Investments Sold Short and Options Written (Cost — $11,047,572,718*) — 104.0%			12,399,731,549

Investments Sold Short		Shares
Japan — 0.0%
Fast Retailing Co. Ltd.		9,400	(3,545,219)
United States — 0.0%
Cablevision Systems Corp., Class A		29,054	(489,269)
Total Investments Sold Short (Proceeds — $ 3,121,792) — (0.0)%			(4,034,488)

Options Written
(Premiums Received — $26,151,894) — (0.2)%			(21,275,800)
Total Investments Net of Investments Sold Short and Options Written — 103.8%			12,374,421,261
Liabilities in Excess of Other Assets — (3.8)%			(454,667,702)

Net Assets — 100.0%			$11,919,753,559

Notes to Consolidated Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,113,766,455

Gross unrealized appreciation	$1,642,802,145
Gross unrealized depreciation	(356,837,051)

Net unrealized appreciation	$1,285,965,094

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	All or a portion of security has been pledged in connection with open financial futures contracts.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,067,878	[1]	—		3,067,878	$3,067,878	$1,192
BlackRock Liquidity Series LLC, Money Market Series	$72,374,364	—		$20,409,848	[2]	$51,964,516	$51,964,516	$215,666
iShares Gold Trust	2,310,427	—		—		2,310,427	$29,781,404	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
43	CAC 40 Index	NYSE Liffe	October 2013	USD	2,411,835	$(35,027)
23	FTSE 100 Index	London	December 2013	USD	2,394,018	(65,397)
24	Nikkei 225 Index	Chicago Mercantile	December 2013	USD	1,774,454	4,895
382	Nikkei 225 Index	Singapore	December 2013	USD	28,223,969	(27,146)
(1,071)	MSCI Emerging Markets E-Mini Index	New York	December 2013	USD	(52,623,585)	1,728,401
(613)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(51,315,763)	519,305
Total						$2,125,031

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,018,857	USD	948,698	Morgan Stanley Capital Services LLC	10/01/13	$1,790
BRL	1,257,725	USD	557,255	Brown Brothers Harriman & Co.	10/01/13	10,085
CHF	3,032,880	USD	3,353,842	Brown Brothers Harriman & Co.	10/01/13	(185)
EUR	2,981,702	USD	4,038,417	Credit Suisse International	10/01/13	(4,620)
IDR	1,011,540,815	USD	87,667	Brown Brothers Harriman & Co.	10/01/13	(314)
JPY	638,467,382	USD	6,495,751	Brown Brothers Harriman & Co.	10/01/13	(330)
KRW	299,108,513	USD	277,973	Brown Brothers Harriman & Co.	10/01/13	351
MYR	498,038	USD	155,031	Brown Brothers Harriman & Co.	10/01/13	(2,236)
MYR	796,501	USD	247,938	Brown Brothers Harriman & Co.	10/01/13	(3,575)
THB	2,986,118	USD	95,770	Brown Brothers Harriman & Co.	10/01/13	(306)
USD	467,630	BRL	1,055,441	Brown Brothers Harriman & Co.	10/01/13	(8,463)
USD	115,225	MYR	375,403	Brown Brothers Harriman & Co.	10/01/13	53
USD	1,336,852	SGD	1,679,353	Brown Brothers Harriman & Co.	10/01/13	(1,758)
CHF	1,455,642	USD	1,609,422	Credit Suisse International	10/02/13	178
EUR	5,714,882	USD	7,732,807	BNP Paribas S.A.	10/02/13	(1,426)
HKD	6,965,012	USD	898,243	Morgan Stanley Capital Services LLC	10/02/13	(215)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	82,803,500	USD	842,098	Morgan Stanley Capital Services LLC	10/02/13	$300
MXN	3,874,176	USD	294,283	Citibank N.A.	10/02/13	(247)
USD	1,636,885	BRL	3,663,349	Brown Brothers Harriman & Co.	10/02/13	(8,277)
USD	1,610,083	SGD	2,019,898	Deutsche Bank AG	10/02/13	26
ZAR	2,518,860	USD	252,561	Brown Brothers Harriman & Co.	10/02/13	(1,684)
AUD	12,739,130	USD	12,033,000	Credit Suisse International	10/03/13	(151,272)
USD	24,400,904	AUD	27,052,000	Credit Suisse International	10/03/13	(830,372)
USD	8,183,567	EUR	6,175,438	BNP Paribas S.A.	10/03/13	(170,938)
USD	26,520,451	JPY	2,590,743,069	Bank of America N.A.	10/03/13	163,136
USD	27,158,644	JPY	2,661,547,140	JPMorgan Chase Bank N.A.	10/03/13	80,994
USD	28,508,862	JPY	2,794,438,647	Morgan Stanley Capital Services LLC	10/03/13	79,220
USD	35,730,700	MXN	448,724,000	Deutsche Bank AG	10/03/13	1,458,987
AUD	32,949,000	USD	30,161,185	Morgan Stanley Capital Services LLC	10/04/13	567,985
USD	29,409,124	AUD	32,949,000	Morgan Stanley Capital Services LLC	10/04/13	(1,320,046)
USD	43,445,956	EUR	32,704,000	UBS AG	10/04/13	(798,096)
EUR	2,548,100	USD	3,405,204	Brown Brothers Harriman & Co.	10/07/13	42,053
AUD	30,224,000	USD	28,384,114	Credit Suisse International	10/10/13	(208,534)
USD	27,018,443	AUD	30,224,000	Credit Suisse International	10/10/13	(1,157,138)
USD	11,368,192	EUR	8,540,000	Goldman Sachs International	10/10/13	(185,433)
USD	18,458,638	GBP	11,778,100	JPMorgan Chase Bank N.A.	10/10/13	(607,391)
USD	26,887,207	JPY	2,610,148,200	Barclays Bank PLC	10/10/13	331,296
JPY	2,829,643,248	USD	28,997,000	Deutsche Bank AG	10/11/13	(207,742)
USD	21,533,392	AUD	24,061,000	Morgan Stanley Capital Services LLC	10/11/13	(895,267)
USD	46,386,224	GBP	29,923,700	Deutsche Bank AG	10/11/13	(2,052,930)
USD	35,314,616	JPY	3,411,533,184	BNP Paribas S.A.	10/11/13	605,114
USD	39,297,355	JPY	3,855,070,545	Deutsche Bank AG	10/11/13	75,230
AUD	31,080,000	USD	28,951,020	BNP Paribas S.A.	10/17/13	7,925
USD	27,944,898	AUD	31,080,000	BNP Paribas S.A.	10/17/13	(1,014,047)
USD	28,983,710	JPY	2,828,810,075	Credit Suisse International	10/17/13	201,836
AUD	29,943,000	USD	27,720,032	Barclays Bank PLC	10/18/13	177,496
USD	26,682,507	AUD	29,943,000	Barclays Bank PLC	10/18/13	(1,215,021)
USD	11,599,000	BRL	27,699,572	Morgan Stanley Capital Services LLC	10/18/13	(840,518)
USD	5,824,000	BRL	14,087,674	UBS AG	10/18/13	(502,591)
USD	11,696,000	BRL	28,585,024	UBS AG	10/18/13	(1,141,163)
USD	22,711,601	EUR	17,048,000	Barclays Bank PLC	10/18/13	(352,804)
USD	27,192,825	AUD	30,447,000	Morgan Stanley Capital Services LLC	10/24/13	(1,161,998)
USD	28,571,816	EUR	21,342,000	Morgan Stanley Capital Services LLC	10/24/13	(302,406)
EUR	20,625,000	JPY	2,745,558,750	Barclays Bank PLC	10/25/13	(32,003)
USD	11,711,000	BRL	28,026,765	Deutsche Bank AG	10/25/13	(852,549)
USD	18,175,075	BRL	44,152,710	Deutsche Bank AG	10/25/13	(1,617,246)
USD	36,528,691	JPY	3,635,700,617	JPMorgan Chase Bank N.A.	10/25/13	(464,804)
USD	18,057,933	JPY	1,796,764,307	UBS AG	10/25/13	(224,263)
USD	17,716,458	EUR	13,357,000	Credit Suisse International	10/31/13	(354,959)
USD	11,803,803	EUR	8,900,000	Deutsche Bank AG	10/31/13	(237,495)
USD	29,532,751	EUR	22,264,000	UBS AG	10/31/13	(589,435)
USD	27,406,355	JPY	2,706,651,612	Bank of America N.A.	10/31/13	(135,014)
USD	17,796,218	EUR	13,378,000	Deutsche Bank AG	11/01/13	(303,660)
USD	52,546,464	JPY	5,218,862,208	Morgan Stanley Capital Services LLC	11/01/13	(558,020)
USD	36,901,006	JPY	3,667,960,000	UBS AG	11/01/13	(422,286)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,965,770	JPY	2,574,687,871	BNP Paribas S.A.	11/06/13	$(233,602)
USD	26,077,397	JPY	2,588,964,000	Credit Suisse International	11/06/13	(267,245)
USD	24,686,590	JPY	2,448,885,000	Morgan Stanley Capital Services LLC	11/06/13	(232,644)
CAD	17,477,204	USD	16,931,666	Credit Suisse International	11/07/13	19,401
USD	25,246,827	JPY	2,498,173,500	Credit Suisse International	11/07/13	(174,083)
USD	25,589,591	JPY	2,525,180,795	Goldman Sachs International	11/07/13	(106,139)
USD	26,747,720	JPY	2,640,000,000	Credit Suisse International	11/12/13	(117,063)
USD	12,046,990	MXN	158,030,000	Credit Suisse International	11/21/13	27,321
USD	12,377,846	MXN	158,226,000	Morgan Stanley Capital Services LLC	12/19/13	369,057
USD	11,876,248	JPY	1,190,000,000	BNP Paribas S.A.	12/20/13	(237,189)
USD	10,311,645	MXN	131,937,500	Credit Suisse International	12/26/13	303,456
USD	12,235,133	MXN	157,000,000	UBS AG	1/09/14	338,764
USD	12,077,789	JPY	1,180,000,000	UBS AG	1/15/14	63,455
USD	12,885,420	MXN	175,502,000	UBS AG	2/06/14	(383,969)
USD	34,822,335	JPY	3,430,000,000	Deutsche Bank AG	2/10/14	(107,180)
Total						$(17,874,682)

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barrick Gold Corp.	Call	USD	80.00	1/18/14	32,487	$97,461
Goldcorp, Inc.	Call	USD	80.00	1/18/14	20,313	40,626
Newmont Mining Corp.	Call	USD	90.00	1/18/14	25,990	51,980
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	2/22/14	4,036	742,624
MetLife, Inc.	Call	USD	50.00	1/17/15	1,146	498,510
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	750	570,000
S&P 500 Index	Put	USD	1,630.00	10/19/13	1,168	975,280
S&P 500 Index	Put	USD	1,635.00	10/19/13	922	811,360
S&P 500 Index	Put	USD	1,685.00	11/16/13	1,662	6,348,840
S&P 500 Index	Put	USD	1,630.00	11/16/13	258	482,460
Total						$10,619,141

•	Over-the-counter options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
TOPIX Index	Goldman Sachs International	Call	JPY	1,218.10	12/13/13	2,822,991	—	$983,326
Activision Blizzard, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	789,528	—	148,115
Aetna, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	259,967	—	1,512,392
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	590,560	—	11,374
Alcoa, Inc.	Goldman Sachs International	Call	USD	15.00	1/17/14	1,426,244	—	20,353
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	700,319	—	—
Autozone, Inc.	Goldman Sachs International	Call	USD	550.00	1/17/14	59,851	—	10,381
Boston Scientific Corp.	Goldman Sachs International	Call	USD	10.00	1/17/14	984,633	—	1,971,570
Broadcom Corp.	Goldman Sachs International	Call	USD	55.00	1/17/14	764,059	—	7,350
Caterpillar, Inc.	Goldman Sachs International	Call	USD	135.00	1/17/14	827,731	—	15,959
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	280,191	—	6,708
Corning, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,591,790	—	38,760
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	831,482	—	166
EMC Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	2,228,507	—	20,903
Endeavour Silver Corp	Deutsche Bank AG	Call	USD	20.00	1/17/14	222,638	—	85

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of September 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	140,675	—	$10,210
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs International	Call	USD	64.00	1/17/14	1,719,134	—	25,048
General Electric Co.	Goldman Sachs International	Call	USD	35.00	1/17/14	3,183,581	—	30,340
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	1,718,964	—	17
Halliburton Co.	Goldman Sachs International	Call	USD	55.00	1/17/14	982,214	—	556,424
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	438,425	—	48
Hewlett-Packard Co.	Goldman Sachs International	Call	USD	30.00	1/17/14	2,616,575	—	215,998
Humana, Inc.	Goldman Sachs International	Call	USD	105.00	1/17/14	254,686	—	332,167
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	739,472	—	7
Intel Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	3,183,581	—	29,703
International Business Machines Co.	Goldman Sachs International	Call	USD	295.00	1/17/14	331,092	—	4,506
J.C. Penney Co., Inc.	Goldman Sachs International	Call	USD	55.00	1/17/14	891,403	—	—
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	3,183,267	—	32
Marvell Technology Group Ltd.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,846,477	—	277
Mastercard, Inc.	Goldman Sachs International	Call	USD	660.00	1/17/14	70,557	—	2,768,886
McDonald’s Corp.	Goldman Sachs International	Call	USD	135.00	1/17/14	573,045	—	11,134
Monster Beverage Corp.	Goldman Sachs International	Call	USD	105.00	1/17/14	445,701	—	21,438
NetApp, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	1,044,215	—	30,512
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	471,633	—	24
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	435,839	—	4
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	795,205	—	—
QUALCOMM, Inc.	Goldman Sachs International	Call	USD	95.00	1/17/14	1,273,432	—	62,054
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	107,340	—	2,556
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	105,773	—	7,614
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	69,650	—	725
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	194,689	—	6
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	798,592	—	26,960
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	454,150	—	5
Staples, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	2,347,653	—	57,165
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	191,015	—	22,322
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	509,322	—	12,422
United Technologies Corp.	Goldman Sachs International	Call	USD	120.00	1/17/14	483,904	—	310,211
UnitedHealth Group, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	636,716	—	185,991
Visa, Inc.	Goldman Sachs International	Call	USD	190.00	1/17/14	262,982	—	2,624,505
Western Union Co.	Goldman Sachs International	Call	USD	25.00	1/17/14	445,701	—	10,804
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,911,514	—	27,258
Yum! Brands, Inc.	Goldman Sachs International	Call	USD	100.00	1/17/14	445,701	—	8,254
Apple, Inc.	Goldman Sachs International	Call	USD	410.00	2/21/14	104,267	—	7,697,484
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,271.41	3/14/14	3,620,035	—	1,334,873
TOPIX Index	UBS AG	Call	JPY	1,157.50	4/11/14	3,899,885	—	3,469,377
TOPIX Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	32,953	—	3,331,566
TOPIX Index	Bank of America N.A.	Call	USD	1,153.54	6/13/14	26,498	—	2,957,983
TOPIX Index	Goldman Sachs International	Call	JPY	1,143.74	7/11/14	2,935,700	—	3,217,575
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	3,570,631	—	2,544,340
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,500.00	10/11/13	355,600	—	135,663
Nikkei 225 Index	Citibank N.A.	Put	JPY	13,125.85	10/11/13	705,402	—	136,705
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,745.85	10/11/13	409,375	—	350,930
Ibovespa Index	Goldman Sachs International	Put	USD	45,503.15	10/16/13	710	—	843
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	901.68	10/18/13	35,562	—	90,386
S&P 500 Index	Credit Suisse International	Put	USD	1,665.00	10/31/13	78,156	—	1,677,971
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	889.49	11/15/13	46,944	—	401,260

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of September 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
S&P 500 Index	Credit Suisse International	Put	USD	1,680.00	11/15/13	77,724		—	$2,798,064
S&P 500 Index	Credit Suisse International	Put	USD	1,670.00	11/15/13	40,910		—	1,309,120
KOSPI Index	Citibank N.A.	Put	USD	243.53	12/12/13	666		—	87,246
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	929.05	12/20/13	38,768		—	927,598
USD Currency	Credit Suisse International	Put	JPY	96.70	12/20/13	—	USD	117,597	1,598,802
USD Currency	Deutsche Bank AG	Put	JPY	96.75	12/26/13	—	USD	58,799	851,104
Total									$47,061,959

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.84%	Receive	3-month LIBOR	12/09/13	USD	329,391	$4,202,930
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.85%	Receive	3-month LIBOR	12/09/13	USD	230,574	3,034,537
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.70%	Receive	3-month LIBOR	12/10/13	USD	527,530	4,286,973
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65%	Receive	3-month LIBOR	12/20/13	USD	131,566	874,408
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	12/24/13	USD	102,042	817,020
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.65%	Receive	3-month LIBOR	12/27/13	USD	148,691	1,000,185
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,639,554	607,053
Total									$14,823,106

•	Exchange-traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Carnival Corp.	Call	USD	38.00	10/19/13	1,781	$(8,905)
SM Energy Co.	Call	USD	70.00	11/16/13	650	(565,500)
Whiting Petroleum Corp.	Call	USD	52.50	12/21/13	975	(823,875)
Marathon Petroleum Corp.	Call	USD	77.50	1/18/14	1,298	(110,330)
PulteGroup, Inc.	Call	USD	19.00	1/18/14	2,601	(169,065)
The Travelers Cos., Inc.	Call	USD	82.50	1/18/14	286	(131,560)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	504	(186,480)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	700	(371,000)
ACE Ltd.	Call	USD	92.50	2/22/14	262	(119,210)
XL Group PLC	Call	USD	32.00	4/19/14	777	(105,672)
PulteGroup, Inc.	Put	USD	15.00	1/18/14	2,600	(231,400)
Dresser-Rand Group, Inc.	Put	USD	60.00	3/22/14	1,299	(506,610)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	972	(670,680)
Marathon Petroleum Corp.	Put	USD	62.50	4/19/14	1,945	(1,071,695)
Phillips 66	Put	USD	57.50	5/17/14	2,593	(1,529,870)
Total						$(6,601,852)

•	Over-the-counter options written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	14,500.00	10/11/13	355,600	$(940,597)
Nikkei 225 Index	Citibank N.A.	Call	JPY	14,208.40	10/11/13	705,402	(3,052,727)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	14,717.78	10/11/13	409,375	(647,948)
Ibovespa Index	Goldman Sachs International	Call	USD	50,815.70	10/16/13	710	(631,530)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,035.78	10/18/13	35,562	(137,060)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options written as of September 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MSCI Emerging Markets Index	Goldman Sachs International	Call	USD	1,021.78	11/15/13	46,944	$(778,511)
S&P 500 Index	Credit Suisse International	Call	USD	1,765.00	11/15/13	77,724	(275,920)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	1,071.98	12/20/13	38,768	(428,573)
Apple, Inc.	Deutsche Bank AG	Call	USD	480.00	2/21/14	104,267	(3,251,509)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	12,500.00	10/11/13	355,600	(19,897)
Nikkei 225 Index	Citibank N.A.	Put	JPY	11,772.67	10/11/13	705,402	(30,618)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	12,773.92	10/11/13	409,375	(49,253)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	809.20	10/18/13	35,562	—
S&P 500 Index	Credit Suisse International	Put	USD	1,565.00	10/31/13	78,156	(340,781)
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	798.26	11/15/13	46,944	(162,465)
S&P 500 Index	Credit Suisse International	Put	USD	1,570.00	11/15/13	40,910	(415,237)
S&P 500 Index	Credit Suisse International	Put	USD	1,580.00	11/15/13	77,724	(882,167)
TOPIX Index	Citibank N.A.	Put	JPY	1,078.91	12/13/13	3,570,631	(328,880)
TOPIX Index	Goldman Sachs International	Put	JPY	1,089.26	12/13/13	2,822,991	(314,704)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	833.76	12/20/13	38,768	(321,586)
S&P 500 Index	Citibank N.A.	Put	USD	1,149.60	12/20/13	11,200	(5,005)
TOPIX Index	BNP Paribas S.A.	Put	JPY	1,112.48	3/14/14	3,620,035	(1,324,315)
Total							$(14,339,283)

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.45%	Receive	3-month LIBOR	12/10/13	USD	528	$(334,665)

•	Centrally cleared credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	29,200	$(1,093,481)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.30%[1]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/16	USD	164,697	$(1,203,112)
1.28%[1]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/16	USD	164,687	(1,146,106)
1.78%[3]	3-month LIBOR	Chicago Mercantile	9/27/15	[2]	9/27/16	USD	4,677	18,910
2.55%[3]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/19	USD	65,875	1,281,282
2.54%[3]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/19	USD	65,875	1,249,807
Total								$200,781

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	28,999	$(1,706,312)	$(1,402,096)	$(304,216)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	27,675	(1,628,392)	(1,302,216)	(326,176)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	25,985	(1,528,968)	(1,046,847)	(482,121)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	(775,575)	(665,977)	(109,598)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	(775,575)	(664,745)	(110,830)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,150	(773,737)	(518,177)	(255,560)
Total						$(7,188,559)	$(5,600,058)	$(1,588,501)

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.49%[1]	3-month LIBOR	Deutsche Bank AG	N/A		9/14/15	USD	1,900	$(1,489)	—	$(1,489)
0.50%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	[2]	9/17/15	USD	65,081	(57,408)	—	(57,408)
0.76%[1]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14	[2]	2/28/16	GBP	32,925	290,446	—	290,446
1.01%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	192,485	(681,820)	—	(681,820)
1.03%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	1,650	(5,505)	—	(5,505)
1.04%[3]	3-month LIBOR	Deutsche Bank AG	9/28/15	[2]	9/28/16	USD	7,700	(25,431)	—	(25,431)
1.00%[3]	3-month LIBOR	Goldman Sachs International	9/28/15	[2]	9/28/16	USD	259,646	(958,172)	—	(958,172)
1.16%[3]	3-month LIBOR	Deutsche Bank AG	N/A		9/14/18	USD	800	(13,691)	—	(13,691)
1.19%[3]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	[2]	9/17/18	USD	26,450	(432,046)	—	(432,046)
1.40%[3]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14	[2]	2/28/19	GBP	13,172	(573,449)	—	(573,449)
Total								$(2,458,565)	—	$(2,458,565)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	97,500	$(86,316)	—	$(86,316)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	97,500	(234,325)	—	(234,325)
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	2,150	24,060	—	24,060
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	2,130	121,349	—	121,349
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	2,030	291,195	—	291,195
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	2,030	187,935	—	187,935
Total						$303,898	—	$303,898

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$7,411,402	—	—	$7,411,402
Australia	—	$50,142,542	—	50,142,542
Austria	—	3,581,833	—	3,581,833
Belgium	4,040,726	13,958,215	$213,239	18,212,180
Brazil	110,079,606	—	—	110,079,606
Canada	242,628,004	—	—	242,628,004
Chile	8,819,644	—	—	8,819,644
China	2,270,937	53,258,986	—	55,529,923
Denmark	6,050,817	—	—	6,050,817
France	22,608,027	343,464,442	—	366,072,469
Germany	47,008,825	240,600,393	—	287,609,218
Hong Kong	32,925	40,308,950	—	40,341,875
India	6,641,195	—	—	6,641,195

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Indonesia	$5,724,618	$2,963,442	—	$8,688,060
Ireland	47,229,440	—	—	47,229,440
Israel	1,461,793	—	$10,402,748	11,864,541
Italy	—	89,157,582	—	89,157,582
Japan	10,582,909	868,064,334	—	878,647,243
Kazakhstan	9,921,834	—	—	9,921,834
Luxembourg	12,407,225	—	—	12,407,225
Malaysia	6,158,179	35,842,560	—	42,000,739
Mexico	23,355,076	—	—	23,355,076
Netherlands	46,327,636	75,852,700	—	122,180,336
Norway	—	24,815,723	—	24,815,723
Philippines	5,037,391	—	—	5,037,391
Portugal	—	5,693,446	—	5,693,446
Russia	9,590,215	12,003,726	—	21,593,941
Singapore	—	58,861,382	—	58,861,382
South Africa	—	9,593,870	—	9,593,870
South Korea	3,427,604	102,996,372	—	106,423,976
Spain	3,151,590	37,067,313	—	40,218,903
Sweden	—	22,246,198	—	22,246,198
Switzerland	2,415,796	223,891,418	—	226,307,214
Taiwan	4,701,883	17,387,573	—	22,089,456
Thailand	18,029,671	—	—	18,029,671
United Arab Emirates	13,308,923	—	—	13,308,923
United Kingdom	60,915,501	393,937,185	11,095,934	465,948,620
United States	3,781,023,346	—	12,162,498	3,793,185,844
Corporate Bonds	—	654,415,855	95,230,689	749,646,544
Floating Rate Loan Interests	—	98,975,879	33,429,347	132,405,226
Foreign Government Obligations	—	751,588,240	—	751,588,240
Investment Companies	161,120,826	—	—	161,120,826
Non-Agency Mortgage-Backed Securities	—	14,882,537	—	14,882,537
Preferred Securities	123,914,929	36,067,143	12,570,283	172,552,355
U.S. Treasury Obligations	—	569,794,747	—	569,794,747
Warrants	1,378,908	—	—	1,378,908
Short-Term Securities:
Foreign Agency Obligations	—	179,236,237	—	179,236,237
Money Market Funds	3,067,878	51,964,516	—	55,032,394
Time Deposits	—	12,467,206	—	12,467,206
U.S. Treasury Obligations	—	2,245,194,781	—	2,245,194,781
Options Purchased:
Equity Contracts	15,259,827	37,659,183	2,312,184	55,231,194
Foreign Currency Exchange Contracts	—	2,449,906	—	2,449,906
Interest Rate Contracts	—	14,823,106	—	14,823,106
Liabilities:
Investments:
Investments Sold Short	(489,269)	(3,545,219)	—	(4,034,488)
Total	$4,826,615,837	$7,391,664,302	$177,416,922	$12,395,697,061

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	19

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,252,601	$624,539	—	$2,877,140
Foreign currency exchange contracts	2,294	4,923,215	—	4,925,509
Interest rate contracts	—	2,840,445	—	2,840,445
Liabilities:
Credit contracts	—	(2,681,982)	—	(2,681,982)
Equity contracts	(6,729,422)	(12,654,085)	$(2,005,839)	(21,389,346)
Foreign currency exchange contracts	(16,896)	(23,117,960)	—	(23,134,856)
Interest rate contracts	—	(5,098,229)	—	(5,098,229)
Total	$(4,491,423)	$(35,164,057)	$(2,005,839)	$(41,661,319)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$715,348	—	—	$715,348
Foreign currency at value	285,783	—	—	285,783
Cash pledged for centrally cleared swaps	4,520,000	—	—	4,520,000
Liabilities:
Cash received as collateral for over-the-counter derivatives	—	$(30,800,000)	—	(30,800,000)
Collateral on securities loaned at value	—	(51,964,516)	—	(51,964,516)
Total	$5,521,131	$(82,764,516)	—	$(77,243,385)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Options Purchased	Total
Assets:
Opening Balance, as of December 31, 2012	$22,663,755	$47,799,004	$43,242,731	—	—	$113,705,490
Transfers into Level 3	—	15,877,445	—	—	—	15,877,445
Transfers out of Level 3	—	(5,660,660)	—	—	—	(5,660,660)
Other[2]	(11,064,263)	—	—	$11,064,263	—	—
Accrued discounts/premiums	—	81,284	124,568	—	—	205,852
Net realized gain (loss)	—	3,551	156,160	—	—	159,711
Net change in unrealized appreciation/depreciation[3]	4,167,118	(5,044,388)	(277,894)	1,381,810	$(3,566,825)	(3,340,179)
Purchases	18,107,809	42,616,982	—	124,210	5,879,009	66,728,010
Sales	—	(442,529)	(9,816,218)	—	—	(10,258,747)
Closing Balance, as of September 30, 2013	$33,874,419	$95,230,689	$33,429,347	$12,570,283	$2,312,184	$177,416,922

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(3,144,557).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	November 27, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	November 27, 2013